    FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2013

               REGISTRATION NO. 333-144639 INVESTMENT COMPANY ACT NO. 811-07325
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 32


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 133


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                         PRUCO LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 367-1730
   (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                             J. MICHAEL LOW, ESQ.
                               LOW & COHEN, PLLC
                      2999 NORTH 44/TH/ STREET, SUITE 550
                            PHOENIX, ARIZONA 85018
                                (602) 648-4040
           (NAME, ADDRESS AND TELEPHONE NUMBER OF AGENT FOR SERVICE)

                                  COPIES TO:

                                 LYNN K. STONE
                                VICE PRESIDENT
                         PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (203) 402-1382

          APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: CONTINUOUS

It is proposed that this filing become effective: (check appropriate space)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on          pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_]onpursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ______________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     TITLE OF SECURITIES BEING REGISTERED:

              INTEREST IN INDIVIDUAL VARIABLE ANNUITY CONTRACTS.

================================================================================

PREMIER BB

                               EXPLANATORY NOTE:


Registrant is filing this Post-Effective Amendment No. 32 to Registration Statement No. 333-144639 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 32 incorporates by reference the prospectus dated May 1, 2012, contained in Part A of Post-Effective Amendment No. 28, filed on April 23, 2012, a Prospectus supplement, included in Post-Effective Amendment No. 30, filed on August 16, 2012 and a Prospectus supplement, contained in Post-Effective Amendment No. 31, filed on December 7, 2012.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

      PRUDENTIAL PREMIER VARIABLE ANNUITY BB/SM/ SERIES/SM/ ("BB SERIES")

                      SUPPLEMENT, DATED FEBRUARY 14, 2013,
                        TO PROSPECTUS DATED MAY 1, 2012

 THIS SUPPLEMENT SHOULD BE READ AND RETAINED WITH THE PROSPECTUS FOR YOUR ANNUITY. THIS SUPPLEMENT IS INTENDED TO UPDATE CERTAIN INFORMATION IN THE PROSPECTUS FOR THE VARIABLE ANNUITY YOU OWN AND IS NOT INTENDED TO BE A PROSPECTUS OR OFFER FOR ANY OTHER VARIABLE ANNUITY LISTED HERE THAT YOU DO NOT OWN. IF YOU WOULD LIKE ANOTHER COPY OF THE CURRENT PROSPECTUS, PLEASE CALL US AT 1-888-PRU-2888.

 We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") that will become effective on or about February 25, 2013.

 A. APPROVAL AND EFFECTIVENESS OF A NEW 12B-1 PLAN.
 i. Restated Portfolio Expenses. At a recent special meeting, shareholders of Portfolios of the Advanced Series Trust (the "Trust") approved a Shareholder Services and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan is applicable to all of the Portfolios of the Trust except AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio.

 Pursuant to the Plan, each Portfolio of the Trust covered by the Plan will compensate Prudential Annuities Distributors ("PAD"), Inc. for shareholder servicing and distribution expenses at the annual rate of 0.10% of the average daily net assets of the shares of each Portfolio. The existing administrative services fee, which was paid by each Portfolio at the same annual rate of 0.10% of the average daily net assets of the shares of each Portfolio, will be discontinued.

 The Trust's investment managers have contractually reduced their management fee rates for all Portfolios covered by the Plan. Additionally, PAD has contractually agreed to reduce its distribution and service fees for certain bond Portfolios so that the effective distribution and service fee rate paid by those Portfolios is reduced based on the average daily net assets of the relevant Portfolio. The Plan, including the reduced management fee rates, is anticipated to become operational on or about February 25, 2013.

 Accordingly, we have restated the "Total Annual Portfolio Operating Expenses" table and the "Underlying Mutual Fund Portfolio Annual Expenses" table that appear in the "Summary of Contract Fees and Charges" chapter of your prospectus to reflect the new 12b-1 plan, as follows:

 The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds ("Portfolios") before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.

              ----------------------------------------------------
                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
              ----------------------------------------------------
                                                 MINIMUM  MAXIMUM
              ----------------------------------------------------
              TOTAL PORTFOLIO OPERATING EXPENSE  0.58%    1.84%
              ----------------------------------------------------

 The following are the total annual expenses for each underlying mutual fund ("Portfolio"). The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. The fees and expenses have been restated to reflect fee and expense changes implemented following shareholder approval of a Rule 12b-1 plan for the Portfolios, as explained in the current prospectus for the Portfolios. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Pruco Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888.

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                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                         (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------
    UNDERLYING                            Distribution                                      Total
     PORTFOLIO                               and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                            Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                      Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                         Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
----------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES
 TRUST
 AST Academic
  Strategies Asset
  Allocation            0.71%     0.03%      0.04%        0.09%       0.01%       0.66%     1.54%       0.00%       1.54%
 AST Advanced
  Strategies            0.81%     0.03%      0.10%        0.00%       0.00%       0.05%     0.99%       0.00%       0.99%
 AST AQR Emerging
  Markets Equity/ 1/    1.09%     0.16%      0.10%        0.00%       0.00%       0.00%     1.35%       0.00%       1.35%
 AST Balanced Asset
  Allocation            0.15%     0.01%      0.00%        0.00%       0.00%       0.85%     1.01%       0.00%       1.01%
 AST BlackRock
  Global Strategies     0.97%     0.03%      0.10%        0.00%       0.00%       0.02%     1.12%       0.00%       1.12%
 AST BlackRock Value    0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Bond Portfolio
  2016                  0.63%     0.18%      0.10%        0.00%       0.00%       0.00%     0.91%       0.00%       0.91%
 AST Bond Portfolio
  2018/ 2/              0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio
  2019                  0.63%     0.19%      0.10%        0.00%       0.00%       0.00%     0.92%       0.00%       0.92%
 AST Bond Portfolio
  2020/ 2,3/            0.63%     1.01%      0.10%        0.00%       0.00%       0.00%     1.74%      -0.75%       0.99%
 AST Bond Portfolio
  2021/ 2/              0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio
  2022/ 2/              0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2023/ 2,3/            0.63%     1.10%      0.10%        0.00%       0.00%       0.01%     1.84%      -0.84%       1.00%
 AST Bond Portfolio
  2024                  0.63%     0.26%      0.10%        0.00%       0.00%       0.88%     0.99%       0.00%       0.99%
 AST Capital Growth
  Asset Allocation      0.15%     0.01%      0.00%        0.00%       0.00%       0.88%     1.04%       0.00%       1.04%
 AST Clearbridge
  Dividend
  Growth/ 4/            0.84%     0.05%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Cohen & Steers
  Realty                0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Federated
  Aggressive Growth     0.93%     0.07%      0.10%        0.00%       0.00%       0.00%     1.10%       0.00%       1.10%
 AST FI Pyramis(R)
  Asset
  Allocation /5/        0.82%     0.11%      0.10%        0.20%       0.07%       0.01%     1.31%       0.00%       1.31%
 AST First Trust
  Balanced Target       0.82%     0.03%      0.10%        0.00%       0.00%       0.00%     0.95%       0.00%       0.95%
 AST First Trust
  Capital
  Appreciation
  Target                0.81%     0.03%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Franklin
  Templeton
  Founding Funds
  Allocation /6/        0.91%     0.02%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Global Real
  Estate                0.99%     0.07%      0.10%        0.00%       0.00%       0.00%     1.16%       0.00%       1.16%
  AST Goldman Sachs
  Concentrated
  Growth                0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Goldman Sachs
  Large- Cap Value      0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Goldman Sachs
  Mid- Cap Growth       0.99%     0.04%      0.10%        0.00%       0.00%       0.00%     1.13%       0.00%       1.13%
 AST Goldman Sachs
  Small- Cap Value      0.94%     0.04%      0.10%        0.00%       0.00%       0.09%     1.12%       0.00%       1.12%
 AST High Yield         0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Horizon
  Moderate Asset
  Allocation            0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST International
  Growth                0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST International
  Value                 0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST Investment
  Grade Bond /2,3/      0.63%     0.02%      0.10%        0.00%       0.00%       0.00%     0.75%      -0.04%       0.71%
 AST Jennison
  Large-Cap Growth      0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%

----------------------------------------------------------------------------------------------------------------------------

                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                         (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------
    UNDERLYING                            Distribution                                      Total
     PORTFOLIO                               and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                            Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                      Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                         Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
----------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES
 TRUST CONTINUED
 AST Jennison
  Large-Cap Value       0.73%     0.02%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST J.P. Morgan
  Global Thematic       0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%       0.00%       1.07%
 AST J.P. Morgan
  International
  Equity                0.87%     0.09%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST J.P. Morgan
  Strategic
  Opportunities         0.97%     0.05%      0.10%        0.12%       0.01%       0.00%     1.25%       0.00%       1.25%
 AST Large-Cap Value    0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Lord Abbett
  Core
  Fixed-Income/ 7/      0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%
 AST Marsico
  Capital Growth        0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Global
  Equity                0.99%     0.09%      0.10%        0.00%       0.00%       0.00%     1.18%       0.00%       1.18%
 AST MFS Growth         0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Large-Cap
  Value                 0.83%     0.06%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Mid-Cap Value      0.94%     0.04%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST Moderate Asset
  Allocation/ 8/        0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST Money Market       0.46%     0.02%      0.10%        0.00%       0.00%       0.00%     0.58%       0.00%       0.58%
 AST Neuberger
  Berman Core Bond/
  9/                    0.68%     0.03%      0.10%        0.00%       0.00%       0.00%     0.81%      -0.01%       0.80%
 AST Neuberger
  Berman Mid-Cap
  Growth                0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Neuberger
  Berman/ LSV
  Mid-Cap Value         0.89%     0.04%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
  AST New Discovery
  Asset Allocation/
  10/                   0.84%     0.09%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Parametric
  Emerging Markets
  Equity                1.07%     0.24%      0.10%        0.00%       0.00%       0.00%     1.41%       0.00%       1.41%
 AST PIMCO Limited
  Maturity Bond         0.62%     0.03%      0.10%        0.00%       0.00%       0.00%     0.75%       0.00%       0.75%
 AST PIMCO Total
  Return Bond           0.60%     0.03%      0.10%        0.00%       0.00%       0.00%     0.73%       0.00%       0.73%
 AST Preservation
  Asset Allocation      0.15%     0.01%      0.00%        0.00%       0.00%       0.80%     0.96%       0.00%       0.96%
 AST Prudential
  Core Bond/ 9/         0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.03%       0.76%
 AST QMA Emerging
  Markets Equity/
  11/                   1.09%     0.21%      0.10%        0.00%       0.00%       0.00%     1.40%       0.00%       1.40%
 AST QMA US Equity
  Alpha                 0.99%     0.06%      0.10%        0.29%       0.25%       0.00%     1.69%       0.00%       1.69%
 AST Quantitative
  Modeling              0.25%     0.30%      0.00%        0.00%       0.00%       0.87%     1.42%       0.00%       1.42%
 AST Schroders
  Global Tactical       0.92%     0.04%      0.10%        0.00%       0.00%       0.15%     1.21%       0.00%       1.21%
 AST Schroders
  Multi-Asset World
  Strategies            1.07%     0.05%      0.10%        0.00%       0.00%       0.13%     1.35%       0.00%       1.35%
 AST Small-Cap
  Growth                0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value    0.88%     0.04%      0.10%        0.00%       0.00%       0.03%     1.05%       0.00%       1.05%
 AST T. Rowe Price
  Asset Allocation      0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%       0.00%       0.93%
 AST T. Rowe Price
  Equity Income         0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%

---------------------------------------------------------------------------------------------------------------------------

                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                         (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
    UNDERLYING                           Distribution                                      Total
     PORTFOLIO                              and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                           Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                     Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                        Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES
 TRUST CONTINUED
 AST T. Rowe Price
  Global Bond          0.79%     0.08%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST T. Rowe Price
  Large- Cap Growth    0.84%     0.02%      0.10%        0.00%       0.00%       0.00%     0.96%       0.00%       0.96%
 AST T. Rowe Price
  Natural Resources    0.88%     0.04%      0.10%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Wellington
  Management Hedged
  Equity               0.98%     0.06%      0.10%        0.00%       0.00%       0.03%     1.17%       0.00%       1.17%
 AST Western Asset
  Core Plus Bond       0.67%     0.03%      0.10%        0.00%       0.00%       0.00%     0.80%       0.00%       0.80%
 AST Western Asset
  Emerging Markets
  Debt/ 12/            0.83%     0.11%      0.10%        0.00%       0.00%       0.00%     1.04%       0.05%       0.99%

 + Expense information in the Underlying Mutual Fund Portfolio Annual Expenses Table has been restated to reflect current fees.
 1 The AST AQR Emerging Markets Equity Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 2 The Portfolio's distributor, Prudential Annuities Distributors, Inc. ("PAD"), has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio as follows: 0.08% over $300 million in daily net assets up to and including $500 million in average daily net assets; 0.07% over $500 million in daily net assets up to an including $750 million in average daily net assets; and 0.06% over $750 million in daily net assets. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.
 3 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired portfolio fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio's average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Portfolio's Board of Trustees.
 4 The AST Clearbridge Dividend Growth Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $400 million for the Portfolio for the fiscal period ending December 31, 2013.
 5  Pyramis is a registered service mark of FMR LLC. Used under license.
 6 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, underlying portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, terminate or modify this waiver after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.
 7 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.
 8 If approved by shareholders, the Portfolio will be restructured on or about April 29, 2013. As restructured, the Portfolio will no longer be a fund-of-funds and will be renamed the AST RCM World Trends Portfolio. Based on assets as of December 31, 2012, as restructured, the Portfolio would have a management fee of 0.92%, other expenses of 0.14%, acquired portfolio fees and expenses of 0.00%, total annual operating expenses before contractual fee waiver of 1.06%, a contractual fee waiver of 0.07% through at least June 30, 2014, and net annual operating expenses after fee waiver of 0.99%.
 9 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees so that the Portfolio's investment management fee would equal 0.70% of the Portfolio's first $500 million of average daily net assets, 0.675% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Portfolio.
 10 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses, so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.

 11 The AST QMA Emerging Markets Equity Portfolio will commence operations on
    February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 12 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee so that the Portfolio's investment management fee would equal 0.80% of the Portfolio's average daily net assets through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.

 ii. Revised Expense Examples. The restated Portfolio expenses resulted in a new maximum Portfolio expense, as described above. Accordingly, we have updated the Expense Examples that appear in your prospectus as follows:

                                EXPENSE EXAMPLE

 These examples are intended to help you compare the cost of investing in the Annuity with the cost of investing in other variable annuities. Below are examples showing what you would pay in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and your investment has a 5% return each year. The examples reflect the following fees and charges for each Annuity as described in "Summary of Contract Fees and Charges."
   .   Insurance Charge
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee
   .   Optional benefit fees, as described below

 The examples also assume the following for the period shown:
   . You allocate all of your Account Value to the Sub-account with the maximum gross total operating expenses and those expenses remain the same each year*
   . For each Sub-account charge, we deduct the maximum charge rather than the current charge
   .   You make no withdrawals of Account Value
   .   You make no transfers, or other transactions for which we charge a fee
   .   No tax charge applies
   . You elect the Highest Daily Lifetime 6 Plus with the Combination 5% Roll-up and HAV Death Benefit (which are the maximum combination of optional benefit charges)

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.

 THE EXAMPLE IS ILLUSTRATIVE ONLY - IT SHOULD NOT BE CONSIDERED A
 REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 EXPENSE EXAMPLES ARE PROVIDED AS FOLLOWS:

 If you surrender your annuity at the end of the applicable time period:

                                 1 YR  3 YRS  5 YRS  10 YRS
                     --------------------------------------
                     BB SERIES  $1,245 $2,159 $3,109 $5,846
                     --------------------------------------

 If you annuitize your annuity at the end of the applicable time period:/1/

                                 1 YR 3 YRS  5 YRS  10 YRS
                      ------------------------------------
                      BB SERIES  $545 $1,659 $2,809 $5,846
                      ------------------------------------

 If you do not surrender your Annuity:

                                 1 YR 3 YRS  5 YRS  10 YRS
                      ------------------------------------
                      BB SERIES  $545 $1,659 $2,809 $5,846
                      ------------------------------------

 1  You may not annuitize in the first Three (3) Annuity Years.

 B. OTHER PORTFOLIO CHANGES AND ADDITIONS
 i. All references in your annuity prospectus to the "JPMorgan International Equity Portfolio" are replaced with "J.P. Morgan International Equity Portfolio;" and all references in your annuity prospectus to "Barclays Capital U.S. Aggregate Bond Index" are replaced with "Barclays U.S. Aggregate Bond Index."

 ii. To the list of available variable investment options that appear on the backside of the first page of your prospectus, we add the following new available investment options:

    AST AQR Emerging Markets Equity Portfolio
    AST Clearbridge Dividend Growth Portfolio
    AST QMA Emerging Markets Equity Portfolio

 iii. In the table of Underlying Mutual Fund Portfolio Annual Expenses found in the prospectus section titled, "Summary of Contract Fees and Charges," we add the fees for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as appears in the table above.

 iv. In the Investment Objectives/Policies table found in the section titled, "Investment Options," we add summary descriptions for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as follows:

      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUBADVISOR
     ---------------------------------------------------------------------
                              AST FUNDS
     ---------------------------------------------------------------------
       INTER     AST AQR EMERGING MARKETS EQUITY          AQR Capital
     NATIONAL    PORTFOLIO: seeks long-term capital     Management LLC
      EQUITY     appreciation. The Portfolio seeks to
                 achieve its investment objective by
                 both overweighting and
                 underweighting securities,
                 countries, and currencies relative
                 to the MSCI Emerging Market Index,
                 using proprietary quantitative
                 return forecasting models and
                 systematic risk-control methods
                 developed by the subadvisor. Under
                 normal circumstances, the Portfolio
                 will invest at least 80% of its
                 assets in equity securities of
                 issuers: (i) located in emerging
                 market countries or (ii) included as
                 emerging market issuers in one or
                 more broad-based market indices. The
                 subadvisor intends to make use of
                 certain derivative instruments in
                 order to implement its investment
                 strategy.
     ---------------------------------------------------------------------
     LARGE CAP   AST CLEARBRIDGE DIVIDEND GROWTH          ClearBridge
                 PORTFOLIO: seeks income, capital       Investments, LLC
                 preservation, and capital
                 appreciation. Under normal
                 circumstances, at least 80% of the
                 Portfolio's assets will be invested
                 in equity or equity-related
                 securities, which the subadvisor
                 believes have the ability to
                 increase dividends over the longer
                 term. The subadvisor will manage the
                 Portfolio to provide exposure to
                 companies that either pay an
                 existing dividend or have the
                 potential to pay and/or
                 significantly grow their dividends.
                 To do so, the subadvisor will
                 conduct fundamental research to
                 screen for companies that have
                 attractive dividend yields, a
                 history and potential for positive
                 dividend growth, strong balance
                 sheets, and reasonable valuations.
     ---------------------------------------------------------------------
       INTER     AST QMA EMERGING MARKETS EQUITY         Quantitative
     NATIONAL    PORTFOLIO: seeks long-term capital       Management
      EQUITY     appreciation. The Portfolio seeks to   Associates, LLC
                 achieve its investment objective
                 through investment in equity and
                 equity-related securities of
                 emerging market companies. Under
                 normal circumstances, the Portfolio
                 will invest at least 80% of its
                 assets in equity and equity-related
                 securities of issuers: (i) located
                 in emerging market countries or (ii)
                 included as emerging market issuers
                 in one or more broad-based market
                 indices. The strategy used by the
                 subadvisor is a quantitatively
                 driven, bottom up investment process
                 which utilizes an adaptive model
                 that evaluates stocks differently
                 based on their growth expectations.
     ---------------------------------------------------------------------

 v. Also in the section titled, "Investment Options," we add the AST Clearbridge Dividend Growth Portfolio to the Group II list of available Investment Options.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012 as Supplemented July 24 and December 7, 2012; and February 13, 2013


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          VARIABLE ANNUITY CONTRACTS

The Prudential Premier Variable Annuity Bb Series/(SM)/ ("Bb Series"), annuity contract (the "Annuities" or the "Annuity") are individual variable annuity contract issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Annuity could be purchased by making an initial purchase payment of $1,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Bb Series dated May 1, 2012. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS

Company                                                                   2
Experts                                                                   2
Principal Underwriter                                                     2
Payments Made to Promote Sale of Our Products                             2
Determination of Accumulation Unit Values                                 4
Separate Account Financial Information                                   A1
Company Financial Information                                            B1

    Pruco Life Insurance Company                Prudential Annuity
        213 Washington Street                     Service Center
        Newark, NJ 07102-2992                      P.O. Box 7960
                                                   Philadelphia,
                                                Pennsylvania 19176
                                             Telephone: (888) PRU-2888

Prudential Premier Variable Annuity Bb Series/(SM)/ is a service mark of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2011 and for each of the two years in the period ended December 31, 2011, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers each Annuity on a continuous basis through corporate office and regional home office employees in those states in which annuities may be lawfully sold. It may also offer the Annuities through licensed insurance producers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


With respect to all individual annuities issued by Pruco Life, PAD received commissions of $1,125,057,236, $1,075,327,764, and $790,486,771, in 2012, 2011,
and 2010, respectively. PAD retained none of those commissions.


As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay to its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays which are broadly defined as follows:


   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm.


   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.


The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2012) received payment with respect to annuity business during 2012 (or as to which a payment amount was accrued during 2012). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2012, the least amount paid, and greatest amount paid, were $450.00 and $6,788,299.04, respectively.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a valuation Period is: (a) divided by (b), less
(c) where:

(a)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

    (2)any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

    (2)any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c)is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                               PREMIER Bb SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.10439    $ 7.20298       42,369
    01/01/2009 to 12/31/2009.........  $ 7.20298    $ 8.84253       91,490
    01/01/2010 to 12/31/2010.........  $ 8.84253    $ 9.77347       42,393
    01/01/2011 to 12/31/2011.........  $ 9.77347    $ 9.39157       37,547
 AST ADVANCED STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08847    $ 7.30819       56,411
    01/01/2009 to 12/31/2009.........  $ 7.30819    $ 9.10472       32,785
    01/01/2010 to 12/31/2010.........  $ 9.10472    $10.21977       32,553
    01/01/2011 to 12/31/2011.........  $10.21977    $10.10008       37,226
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.14809    $ 7.04726        7,929
    01/01/2009 to 12/31/2009.........  $ 7.04726    $ 8.19333        6,526
    01/01/2010 to 12/31/2010.........  $ 8.19333    $ 9.20808        7,518
    01/01/2011 to 12/31/2011.........  $ 9.20808    $ 9.41467        6,264
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08643    $ 7.42670       93,398
    01/01/2009 to 12/31/2009.........  $ 7.42670    $ 9.03939       90,979
    01/01/2010 to 12/31/2010.........  $ 9.03939    $10.02216       11,379
    01/01/2011 to 12/31/2011.........  $10.02216    $ 9.77339       10,863
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99894    $ 9.18990            0
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.20727    $ 6.75418            0
    01/01/2009 to 12/31/2009.........  $ 6.75418    $ 7.88493            0
    01/01/2010 to 12/31/2010.........  $ 7.88493    $ 8.75220            0
    01/01/2011 to 12/31/2011.........  $ 8.75220    $ 8.59746            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99929    $ 9.42733            0
    01/01/2010 to 12/31/2010.........  $ 9.42733    $10.29055            0
    01/01/2011 to 12/31/2011.........  $10.29055    $11.13779            0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99894    $12.09377      166,636
    01/01/2009 to 12/31/2009.........  $12.09377    $11.21615      193,423
    01/01/2010 to 12/31/2010.........  $11.21615    $12.31074      106,727
    01/01/2011 to 12/31/2011.........  $12.31074    $13.80307       56,605
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99894    $12.16291      221,272
    01/01/2009 to 12/31/2009.........  $12.16291    $11.08225      225,786
    01/01/2010 to 12/31/2010.........  $11.08225    $12.18296      154,755
    01/01/2011 to 12/31/2011.........  $12.18296    $13.94770       54,491
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99929    $ 8.83518        4,100
    01/01/2010 to 12/31/2010.........  $ 8.83518    $ 9.75485      207,599
    01/01/2011 to 12/31/2011.........  $ 9.75485    $11.42811       25,725
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99858    $11.06626      227,501
    01/01/2011 to 12/31/2011.........  $11.06626    $13.14210      143,792
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99894    $12.08351      238,101
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.12100    $ 6.97189       79,792
    01/01/2009 to 12/31/2009.........  $ 6.97189    $ 8.62574       96,982
    01/01/2010 to 12/31/2010.........  $ 8.62574    $ 9.65397       53,202
    01/01/2011 to 12/31/2011.........  $ 9.65397    $ 9.29898       55,767
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09938    $ 6.71438       53,682
    01/01/2009 to 12/31/2009.........  $ 6.71438    $ 8.40792       72,175
    01/01/2010 to 12/31/2010.........  $ 8.40792    $ 9.49048       42,784
    01/01/2011 to 12/31/2011.........  $ 9.49048    $ 9.14505       47,121
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08120    $ 7.36495          621
    01/01/2009 to 12/31/2009.........  $ 7.36495    $ 8.97091        1,814
    01/01/2010 to 12/31/2010.........  $ 8.97091    $ 9.91122          940
    01/01/2011 to 12/31/2011.........  $ 9.91122    $ 9.60638        1,752
 AST COHEN & STEERS REALTY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.37405    $ 6.63048            0
    01/01/2009 to 12/31/2009.........  $ 6.63048    $ 8.63524            0
    01/01/2010 to 12/31/2010.........  $ 8.63524    $10.97024          974
    01/01/2011 to 12/31/2011.........  $10.97024    $11.54327            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 07/18/2008.........  $10.26336    $10.05061            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.12639    $ 6.26046            0
    01/01/2009 to 12/31/2009.........  $ 6.26046    $ 8.19873        3,172
    01/01/2010 to 12/31/2010.........  $ 8.19873    $10.72760        4,850
    01/01/2011 to 12/31/2011.........  $10.72760    $ 9.20156        4,168
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10371    $ 7.52556        7,197
    01/01/2009 to 12/31/2009.........  $ 7.52556    $ 9.00621       26,427
    01/01/2010 to 12/31/2010.........  $ 9.00621    $10.07518       15,713
    01/01/2011 to 12/31/2011.........  $10.07518    $ 9.70013       12,269
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.11777    $ 6.85749          379
    01/01/2009 to 12/31/2009.........  $ 6.85749    $ 8.38411          210
    01/01/2010 to 12/31/2010.........  $ 8.38411    $ 9.46532          218
    01/01/2011 to 12/31/2011.........  $ 9.46532    $ 9.20344          256
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.15577    $ 6.37685            0
    01/01/2009 to 12/31/2009.........  $ 6.37685    $ 7.93025       13,836
    01/01/2010 to 12/31/2010.........  $ 7.93025    $ 9.31741        6,813
    01/01/2011 to 12/31/2011.........  $ 9.31741    $ 8.62634        7,553
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99894    $ 7.48579          413
    01/01/2009 to 11/13/2009.........  $ 7.48579    $ 8.39963            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17562    $ 6.12398            0
    01/01/2009 to 12/31/2009.........  $ 6.12398    $ 8.16733            0
    01/01/2010 to 12/31/2010.........  $ 8.16733    $ 9.69097            0
    01/01/2011 to 12/31/2011.........  $ 9.69097    $ 9.08469            0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08794    $ 6.65118       10,333
    01/01/2009 to 12/31/2009.........  $ 6.65118    $ 9.80921        6,925
    01/01/2010 to 12/31/2010.........  $ 9.80921    $10.67947        9,638
    01/01/2011 to 12/31/2011.........  $10.67947    $10.12542        7,539

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.16584    $ 6.41698            0
    01/01/2009 to 12/31/2009.........  $ 6.41698    $ 7.55020        5,234
    01/01/2010 to 12/31/2010.........  $ 7.55020    $ 8.41375        3,282
    01/01/2011 to 12/31/2011.........  $ 8.41375    $ 7.84754        3,903
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.19125    $ 6.59238            0
    01/01/2009 to 12/31/2009.........  $ 6.59238    $10.22335        4,054
    01/01/2010 to 12/31/2010.........  $10.22335    $12.09301        5,020
    01/01/2011 to 12/31/2011.........  $12.09301    $11.58263        3,365
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03382    $ 7.65252            0
    01/01/2009 to 12/31/2009.........  $ 7.65252    $ 9.58245        2,822
    01/01/2010 to 12/31/2010.........  $ 9.58245    $11.99146        4,401
    01/01/2011 to 12/31/2011.........  $11.99146    $11.99191        1,251
 AST HIGH YIELD PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.99894    $ 7.42367        2,642
    01/01/2009 to 12/31/2009.........  $ 7.42367    $ 9.93381        2,867
    01/01/2010 to 12/31/2010.........  $ 9.93381    $11.13015        1,392
    01/01/2011 to 12/31/2011.........  $11.13015    $11.33611        1,537
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11189    $ 7.15757        1,938
    01/01/2009 to 12/31/2009.........  $ 7.15757    $ 8.94985        6,705
    01/01/2010 to 12/31/2010.........  $ 8.94985    $10.05574        5,987
    01/01/2011 to 12/31/2011.........  $10.05574    $ 9.87022        7,104
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08938    $ 7.63484       81,939
    01/01/2009 to 12/31/2009.........  $ 7.63484    $ 9.29920        1,901
    01/01/2010 to 12/31/2010.........  $ 9.29920    $10.24452        1,325
    01/01/2011 to 12/31/2011.........  $10.24452    $10.06197        2,859
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.09807    $ 5.56317            0
    01/01/2009 to 12/31/2009.........  $ 5.56317    $ 7.42983       12,482
    01/01/2010 to 12/31/2010.........  $ 7.42983    $ 8.39779        7,591
    01/01/2011 to 12/31/2011.........  $ 8.39779    $ 7.21877        2,181
 AST INTERNATIONAL VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.06551    $ 6.22962            0
    01/01/2009 to 12/31/2009.........  $ 6.22962    $ 8.02537       11,508
    01/01/2010 to 12/31/2010.........  $ 8.02537    $ 8.80034        6,995
    01/01/2011 to 12/31/2011.........  $ 8.80034    $ 7.59729        2,031

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99894    $10.76964      455,970
    01/01/2009 to 12/31/2009.........  $10.76964    $11.83321      129,907
    01/01/2010 to 12/31/2010.........  $11.83321    $12.94422       54,382
    01/01/2011 to 12/31/2011.........  $12.94422    $14.36852      180,107
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.12816    $ 8.04051       14,529
    01/01/2009 to 12/31/2009.........  $ 8.04051    $ 9.68501       44,258
    01/01/2010 to 12/31/2010.........  $ 9.68501    $10.26045       42,572
    01/01/2011 to 12/31/2011.........  $10.26045    $10.15261       55,208
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08433    $10.29565            0
    01/01/2010 to 12/31/2010.........  $10.29565    $11.31363            0
    01/01/2011 to 12/31/2011.........  $11.31363    $11.24266            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14571    $10.30543            0
    01/01/2010 to 12/31/2010.........  $10.30543    $11.56937            0
    01/01/2011 to 12/31/2011.........  $11.56937    $10.75048            0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08333    $ 6.42232        8,236
    01/01/2009 to 12/31/2009.........  $ 6.42232    $ 8.61481       10,496
    01/01/2010 to 12/31/2010.........  $ 8.61481    $ 9.11400        9,666
    01/01/2011 to 12/31/2011.........  $ 9.11400    $ 8.17393        8,268
 AST LARGE-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.24678    $ 6.25411            0
    01/01/2009 to 12/31/2009.........  $ 6.25411    $ 7.37369       15,508
    01/01/2010 to 12/31/2010.........  $ 7.37369    $ 8.23695        9,367
    01/01/2011 to 12/31/2011.........  $ 8.23695    $ 7.79112        3,829
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.01659    $ 7.75694            0
    01/01/2009 to 12/31/2009.........  $ 7.75694    $10.30711        8,745
    01/01/2010 to 12/31/2010.........  $10.30711    $11.53974        2,680
    01/01/2011 to 12/31/2011.........  $11.53974    $12.55043        4,299
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.13317    $ 6.26305        3,560
    01/01/2009 to 12/31/2009.........  $ 6.26305    $ 8.02264       11,982
    01/01/2010 to 12/31/2010.........  $ 8.02264    $ 9.48403        7,090
    01/01/2011 to 12/31/2011.........  $ 9.48403    $ 9.27693        2,384

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.11112    $ 7.21708        9,076
    01/01/2009 to 12/31/2009.........  $ 7.21708    $ 9.36927       13,811
    01/01/2010 to 12/31/2010.........  $ 9.36927    $10.36325        8,688
    01/01/2011 to 12/31/2011.........  $10.36325    $ 9.90992        8,766
 AST MFS GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.13173    $ 6.96848            0
    01/01/2009 to 12/31/2009.........  $ 6.96848    $ 8.55087        5,627
    01/01/2010 to 12/31/2010.........  $ 8.55087    $ 9.52023        3,283
    01/01/2011 to 12/31/2011.........  $ 9.52023    $ 9.34224        3,169
 AST MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.23704    $ 6.75166            0
    01/01/2009 to 12/31/2009.........  $ 6.75166    $ 9.25678       11,367
    01/01/2010 to 12/31/2010.........  $ 9.25678    $11.29533        6,840
    01/01/2011 to 12/31/2011.........  $11.29533    $10.76575        3,068
 AST MONEY MARKET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.99999    $10.09598      101,102
    01/01/2009 to 12/31/2009.........  $10.09598    $ 9.99076       23,106
    01/01/2010 to 12/31/2010.........  $ 9.99076    $ 9.86491       32,689
    01/01/2011 to 12/31/2011.........  $ 9.86491    $ 9.74087       19,960
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.18499    $ 6.39885        1,599
    01/01/2009 to 12/31/2009.........  $ 6.39885    $ 8.88414        2,159
    01/01/2010 to 12/31/2010.........  $ 8.88414    $10.82540        1,354
    01/01/2011 to 12/31/2011.........  $10.82540    $10.42108          974
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02885    $10.07723            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.12623    $ 6.43407        1,803
    01/01/2009 to 12/31/2009.........  $ 6.43407    $ 8.24353        9,297
    01/01/2010 to 12/31/2010.........  $ 8.24353    $10.47140        8,524
    01/01/2011 to 12/31/2011.........  $10.47140    $10.51151        9,944
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.06374    $ 6.57251            0
    01/01/2009 to 12/31/2009.........  $ 6.57251    $ 7.95208            0
    01/01/2010 to 12/31/2010.........  $ 7.95208    $ 9.44104            0
    01/01/2011 to 04/29/2011.........  $ 9.44104    $10.60247            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10168    $ 5.58342        1,985
    01/01/2009 to 12/31/2009.........  $ 5.58342    $ 9.17787        5,518
    01/01/2010 to 12/31/2010.........  $ 9.17787    $11.07776        5,107
    01/01/2011 to 12/31/2011.........  $11.07776    $ 8.71893        3,815
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.00750    $ 9.71676          199
    01/01/2009 to 12/31/2009.........  $ 9.71676    $10.57328        1,182
    01/01/2010 to 12/31/2010.........  $10.57328    $10.84447          633
    01/01/2011 to 12/31/2011.........  $10.84447    $10.94615       26,092
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.01506    $ 9.41587        8,284
    01/01/2009 to 12/31/2009.........  $ 9.41587    $10.83111       22,887
    01/01/2010 to 12/31/2010.........  $10.83111    $11.51730       12,005
    01/01/2011 to 12/31/2011.........  $11.51730    $11.73093       10,560
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.06002    $ 8.17030       31,043
    01/01/2009 to 12/31/2009.........  $ 8.17030    $ 9.68149       28,049
    01/01/2010 to 12/31/2010.........  $ 9.68149    $10.56759       12,741
    01/01/2011 to 12/31/2011.........  $10.56759    $10.53603       14,786
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01886    $10.07711            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.17636    $ 6.68980            0
    01/01/2009 to 12/31/2009.........  $ 6.68980    $ 8.04510            0
    01/01/2010 to 12/31/2010.........  $ 8.04510    $ 9.13702            0
    01/01/2011 to 12/31/2011.........  $ 9.13702    $ 9.33177            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99894    $ 8.92217            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.08245    $ 7.35331        5,986
    01/01/2009 to 12/31/2009.........  $ 7.35331    $ 9.24887        6,024
    01/01/2010 to 12/31/2010.........  $ 9.24887    $10.20869        2,280
    01/01/2011 to 12/31/2011.........  $10.20869    $ 9.73713        4,616
 AST SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.18998    $ 7.28972            0
    01/01/2009 to 12/31/2009.........  $ 7.28972    $ 9.63618        6,860
    01/01/2010 to 12/31/2010.........  $ 9.63618    $12.97671        4,168
    01/01/2011 to 12/31/2011.........  $12.97671    $12.68487        1,221

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.23240    $ 7.62509            0
    01/01/2009 to 12/31/2009.........  $ 7.62509    $ 9.55967        9,411
    01/01/2010 to 12/31/2010.........  $ 9.55967    $11.89013        5,677
    01/01/2011 to 12/31/2011.........  $11.89013    $11.03624        2,237
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.09859    $ 7.74163       24,033
    01/01/2009 to 12/31/2009.........  $ 7.74163    $ 9.48714       33,393
    01/01/2010 to 12/31/2010.........  $ 9.48714    $10.44562       24,297
    01/01/2011 to 12/31/2011.........  $10.44562    $10.51628       24,990
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.24327    $ 6.29814            0
    01/01/2009 to 12/31/2009.........  $ 6.29814    $ 7.69684       17,035
    01/01/2010 to 12/31/2010.........  $ 7.69684    $ 8.60439       10,422
    01/01/2011 to 12/31/2011.........  $ 8.60439    $ 8.35484        2,809
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.03856    $ 9.44110        1,577
    01/01/2009 to 12/31/2009.........  $ 9.44110    $10.44910        1,711
    01/01/2010 to 12/31/2010.........  $10.44910    $10.90749          831
    01/01/2011 to 12/31/2011.........  $10.90749    $11.21175          918
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.10491    $ 6.64158        3,438
    01/01/2009 to 12/31/2009.........  $ 6.64158    $10.05576       19,708
    01/01/2010 to 12/31/2010.........  $10.05576    $11.49618       13,334
    01/01/2011 to 12/31/2011.........  $11.49618    $11.15642        8,474
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.18510    $ 5.58255            0
    01/01/2009 to 12/31/2009.........  $ 5.58255    $ 8.23044        4,005
    01/01/2010 to 12/31/2010.........  $ 8.23044    $ 9.78665        2,336
    01/01/2011 to 12/31/2011.........  $ 9.78665    $ 8.21992        2,255
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.14066    $ 6.35952       14,291
    01/01/2009 to 12/31/2009.........  $ 6.35952    $ 8.06289       10,268
    01/01/2010 to 12/31/2010.........  $ 8.06289    $ 9.12442        7,330
    01/01/2011 to 12/31/2011.........  $ 9.12442    $ 8.69622       11,451

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.00869    $ 9.12808        4,279
    01/01/2009 to 12/31/2009.........  $ 9.12808    $10.05881        4,644
    01/01/2010 to 12/31/2010.........  $10.05881    $10.70403        2,256
    01/01/2011 to 12/31/2011.........  $10.70403    $11.20336        2,490
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07821    $ 6.65948        6,169
    01/01/2009 to 12/31/2009.........  $ 6.65948    $ 8.55057       36,686
    01/01/2010 to 12/31/2010.........  $ 8.55057    $ 9.30519       12,554
    01/01/2011 to 12/31/2011.........  $ 9.30519    $ 9.03247       13,052

* Denotes the start date of these sub-accounts

                               PREMIER Bb SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT ONLY
                                    (1.45%)
               OR HIGHEST DAILY VALUE DEATH BENEFIT ONLY (1.45%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06605    $10.29884            0
    01/01/2008 to 12/31/2008.........  $10.29884    $ 6.92031        7,345
    01/01/2009 to 12/31/2009.........  $ 6.92031    $ 8.48293       20,013
    01/01/2010 to 12/31/2010.........  $ 8.48293    $ 9.36209       19,532
    01/01/2011 to 12/31/2011.........  $ 9.36209    $ 8.98306       15,459
 AST ADVANCED STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.05143    $10.39752            0
    01/01/2008 to 12/31/2008.........  $10.39752    $ 7.19429        1,907
    01/01/2009 to 12/31/2009.........  $ 7.19429    $ 8.94949        3,791
    01/01/2010 to 12/31/2010.........  $ 8.94949    $10.03073        4,418
    01/01/2011 to 12/31/2011.........  $10.03073    $ 9.89859          265
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.12180    $ 9.63472            0
    01/01/2008 to 12/31/2008.........  $ 9.63472    $ 6.19723            0
    01/01/2009 to 12/31/2009.........  $ 6.19723    $ 7.19440            0
    01/01/2010 to 12/31/2010.........  $ 7.19440    $ 8.07352          375
    01/01/2011 to 12/31/2011.........  $ 8.07352    $ 8.24244          322
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06697    $10.32504            0
    01/01/2008 to 12/31/2008.........  $10.32504    $ 7.25636            0
    01/01/2009 to 12/31/2009.........  $ 7.25636    $ 8.81895        6,533
    01/01/2010 to 12/31/2010.........  $ 8.81895    $ 9.76337        6,436
    01/01/2011 to 12/31/2011.........  $ 9.76337    $ 9.50706        4,808
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99882    $ 9.18077            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.11279    $ 9.75980            0
    01/01/2008 to 12/31/2008.........  $ 9.75980    $ 6.03180            0
    01/01/2009 to 12/31/2009.........  $ 6.03180    $ 7.03129            0
    01/01/2010 to 12/31/2010.........  $ 7.03129    $ 7.79321            0
    01/01/2011 to 12/31/2011.........  $ 7.79321    $ 7.64417            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.08941    $10.28805            0
    01/01/2008 to 12/31/2008.........  $10.28805    $ 6.59783        8,995
    01/01/2009 to 12/31/2009.........  $ 6.59783    $ 8.15083       13,557
    01/01/2010 to 12/31/2010.........  $ 8.15083    $ 9.10900       12,504
    01/01/2011 to 12/31/2011.........  $ 9.10900    $ 8.76109        8,534
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09933    $ 6.70773            0
    01/01/2009 to 12/31/2009.........  $ 6.70773    $ 8.38714       16,224
    01/01/2010 to 12/31/2010.........  $ 8.38714    $ 9.45299       15,866
    01/01/2011 to 12/31/2011.........  $ 9.45299    $ 9.09547       11,427
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08116    $ 7.35764            0
    01/01/2009 to 12/31/2009.........  $ 7.35764    $ 8.94874            0
    01/01/2010 to 12/31/2010.........  $ 8.94874    $ 9.87209            0
    01/01/2011 to 12/31/2011.........  $ 9.87209    $ 9.55454            0
 AST COHEN & STEERS REALTY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.13635    $ 8.82166            0
    01/01/2008 to 12/31/2008.........  $ 8.82166    $ 5.64758            0
    01/01/2009 to 12/31/2009.........  $ 5.64758    $ 7.34437            0
    01/01/2010 to 12/31/2010.........  $ 7.34437    $ 9.31659            0
    01/01/2011 to 12/31/2011.........  $ 9.31659    $ 9.78880            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.07130    $ 8.91274            0
    01/01/2008 to 07/18/2008.........  $ 8.91274    $ 8.17615            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.08699    $10.23905            0
    01/01/2008 to 12/31/2008.........  $10.23905    $ 5.64256            0
    01/01/2009 to 12/31/2009.........  $ 5.64256    $ 7.37852            0
    01/01/2010 to 12/31/2010.........  $ 7.37852    $ 9.64021            0
    01/01/2011 to 12/31/2011.........  $ 9.64021    $ 8.25662          309
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10367    $ 7.51815            0
    01/01/2009 to 12/31/2009.........  $ 7.51815    $ 8.98396            0
    01/01/2010 to 12/31/2010.........  $ 8.98396    $10.03546            0
    01/01/2011 to 12/31/2011.........  $10.03546    $ 9.64768            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.05119    $10.18603            0
    01/01/2008 to 12/31/2008.........  $10.18603    $ 6.57782        4,559
    01/01/2009 to 12/31/2009.........  $ 6.57782    $ 8.03026       44,280
    01/01/2010 to 12/31/2010.........  $ 8.03026    $ 9.05242       37,967
    01/01/2011 to 12/31/2011.........  $ 9.05242    $ 8.78893       23,714
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06811    $10.25767            0
    01/01/2008 to 12/31/2008.........  $10.25767    $ 5.99477        8,216
    01/01/2009 to 12/31/2009.........  $ 5.99477    $ 7.44399       76,659
    01/01/2010 to 12/31/2010.........  $ 7.44399    $ 8.73322       68,612
    01/01/2011 to 12/31/2011.........  $ 8.73322    $ 8.07355       49,606
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99882    $ 7.48075            0
    01/01/2009 to 11/13/2009.........  $ 7.48075    $ 8.38324            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17550    $ 6.11981            0
    01/01/2009 to 12/31/2009.........  $ 6.11981    $ 8.14959            0
    01/01/2010 to 12/31/2010.........  $ 8.14959    $ 9.65569          313
    01/01/2011 to 12/31/2011.........  $ 9.65569    $ 9.03826          284
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.14202    $10.20844            0
    01/01/2008 to 12/31/2008.........  $10.20844    $ 6.01030            0
    01/01/2009 to 12/31/2009.........  $ 6.01030    $ 8.85096            0
    01/01/2010 to 12/31/2010.........  $ 8.85096    $ 9.62211            0
    01/01/2011 to 12/31/2011.........  $ 9.62211    $ 9.10934            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.09226    $10.01835            0
    01/01/2008 to 12/31/2008.........  $10.01835    $ 5.85686            0
    01/01/2009 to 12/31/2009.........  $ 5.85686    $ 6.88090            0
    01/01/2010 to 12/31/2010.........  $ 6.88090    $ 7.65653            0
    01/01/2011 to 12/31/2011.........  $ 7.65653    $ 7.13069            0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.15604    $10.21339            0
    01/01/2008 to 12/31/2008.........  $10.21339    $ 5.96055            0
    01/01/2009 to 12/31/2009.........  $ 5.96055    $ 9.22992            0
    01/01/2010 to 12/31/2010.........  $ 9.22992    $10.90173            0
    01/01/2011 to 12/31/2011.........  $10.90173    $10.42623            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03370    $ 7.64731            0
    01/01/2009 to 12/31/2009.........  $ 7.64731    $ 9.56186            0
    01/01/2010 to 12/31/2010.........  $ 9.56186    $11.94804            0
    01/01/2011 to 12/31/2011.........  $11.94804    $11.93074            0
 AST HIGH YIELD PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.02220    $10.19891            0
    01/01/2008 to 12/31/2008.........  $10.19891    $ 7.48515            0
    01/01/2009 to 12/31/2009.........  $ 7.48515    $10.00131          288
    01/01/2010 to 12/31/2010.........  $10.00131    $11.18927            0
    01/01/2011 to 12/31/2011.........  $11.18927    $11.37958            0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11185    $ 7.15044            0
    01/01/2009 to 12/31/2009.........  $ 7.15044    $ 8.92777            0
    01/01/2010 to 12/31/2010.........  $ 8.92777    $10.01618            0
    01/01/2011 to 12/31/2011.........  $10.01618    $ 9.81691            0
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08934    $ 7.62724            0
    01/01/2009 to 12/31/2009.........  $ 7.62724    $ 9.27629            0
    01/01/2010 to 12/31/2010.........  $ 9.27629    $10.20417            0
    01/01/2011 to 12/31/2011.........  $10.20417    $10.00753            0
 AST INTERNATIONAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.07616    $10.88763            0
    01/01/2008 to 12/31/2008.........  $10.88763    $ 5.34102            0
    01/01/2009 to 12/31/2009.........  $ 5.34102    $ 7.12250            0
    01/01/2010 to 12/31/2010.........  $ 7.12250    $ 8.03865            0
    01/01/2011 to 12/31/2011.........  $ 8.03865    $ 6.89985            0
 AST INTERNATIONAL VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.07757    $10.28292            0
    01/01/2008 to 12/31/2008.........  $10.28292    $ 5.67570            0
    01/01/2009 to 12/31/2009.........  $ 5.67570    $ 7.30087            0
    01/01/2010 to 12/31/2010.........  $ 7.30087    $ 7.99406            0
    01/01/2011 to 12/31/2011.........  $ 7.99406    $ 6.89106            0
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99882    $10.75490       62,309
    01/01/2009 to 12/31/2009.........  $10.75490    $11.79957        2,680
    01/01/2010 to 12/31/2010.........  $11.79957    $12.88832           16
    01/01/2011 to 12/31/2011.........  $12.88832    $14.28535       23,767

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.04744    $ 9.66222          0
    01/01/2008 to 12/31/2008.........  $ 9.66222    $ 7.84633          0
    01/01/2009 to 12/31/2009.........  $ 7.84633    $ 9.43725          0
    01/01/2010 to 12/31/2010.........  $ 9.43725    $ 9.98324        303
    01/01/2011 to 12/31/2011.........  $ 9.98324    $ 9.86367        265
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08421    $10.29364          0
    01/01/2010 to 12/31/2010.........  $10.29364    $11.29477        268
    01/01/2011 to 12/31/2011.........  $11.29477    $11.20724        226
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14559    $10.30343          0
    01/01/2010 to 12/31/2010.........  $10.30343    $11.55004        262
    01/01/2011 to 12/31/2011.........  $11.55004    $10.71663        241
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.07209    $10.29605          0
    01/01/2008 to 12/31/2008.........  $10.29605    $ 5.94912          0
    01/01/2009 to 12/31/2009.........  $ 5.94912    $ 7.96823          0
    01/01/2010 to 12/31/2010.........  $ 7.96823    $ 8.41747          0
    01/01/2011 to 12/31/2011.........  $ 8.41747    $ 7.53806          0
 AST LARGE-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.09138    $ 9.52253          0
    01/01/2008 to 12/31/2008.........  $ 9.52253    $ 5.49196          0
    01/01/2009 to 12/31/2009.........  $ 5.49196    $ 6.46539          0
    01/01/2010 to 12/31/2010.........  $ 6.46539    $ 7.21162          0
    01/01/2011 to 12/31/2011.........  $ 7.21162    $ 6.81122          0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.02324    $10.19109          0
    01/01/2008 to 12/31/2008.........  $10.19109    $ 7.70952          0
    01/01/2009 to 12/31/2009.........  $ 7.70952    $10.22891        564
    01/01/2010 to 12/31/2010.........  $10.22891    $11.43528        265
    01/01/2011 to 12/31/2011.........  $11.43528    $12.41847        214
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.12109    $10.63036          0
    01/01/2008 to 12/31/2008.........  $10.63036    $ 5.90344          0
    01/01/2009 to 12/31/2009.........  $ 5.90344    $ 7.55074          0
    01/01/2010 to 12/31/2010.........  $ 7.55074    $ 8.91287          0
    01/01/2011 to 12/31/2011.........  $ 8.91287    $ 8.70535          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06315    $10.28869          0
    01/01/2008 to 12/31/2008.........  $10.28869    $ 6.69443          0
    01/01/2009 to 12/31/2009.........  $ 6.69443    $ 8.67775          0
    01/01/2010 to 12/31/2010.........  $ 8.67775    $ 9.58414          0
    01/01/2011 to 12/31/2011.........  $ 9.58414    $ 9.15137          0
 AST MFS GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.11665    $10.63174          0
    01/01/2008 to 12/31/2008.........  $10.63174    $ 6.67526          0
    01/01/2009 to 12/31/2009.........  $ 6.67526    $ 8.17908          0
    01/01/2010 to 12/31/2010.........  $ 8.17908    $ 9.09295          0
    01/01/2011 to 12/31/2011.........  $ 9.09295    $ 8.90984          0
 AST MID-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.10883    $ 9.75817          0
    01/01/2008 to 12/31/2008.........  $ 9.75817    $ 5.95152          0
    01/01/2009 to 12/31/2009.........  $ 5.95152    $ 8.14768          0
    01/01/2010 to 12/31/2010.........  $ 8.14768    $ 9.92733          0
    01/01/2011 to 12/31/2011.........  $ 9.92733    $ 9.44800          0
 AST MONEY MARKET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.99978    $10.10576          0
    01/01/2008 to 12/31/2008.........  $10.10576    $10.21118          0
    01/01/2009 to 12/31/2009.........  $10.21118    $10.09012          0
    01/01/2010 to 12/31/2010.........  $10.09012    $ 9.94829          0
    01/01/2011 to 12/31/2011.........  $ 9.94829    $ 9.80857          0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.15094    $10.11092          0
    01/01/2008 to 12/31/2008.........  $10.11092    $ 5.75471          0
    01/01/2009 to 12/31/2009.........  $ 5.75471    $ 7.97806          0
    01/01/2010 to 12/31/2010.........  $ 7.97806    $ 9.70711          0
    01/01/2011 to 12/31/2011.........  $ 9.70711    $ 9.33083          0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02873    $10.07465          0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.15127    $10.37611          0
    01/01/2008 to 12/31/2008.........  $10.37611    $ 5.81109          0
    01/01/2009 to 12/31/2009.........  $ 5.81109    $ 7.43429          0
    01/01/2010 to 12/31/2010.........  $ 7.43429    $ 9.42952        321
    01/01/2011 to 12/31/2011.........  $ 9.42952    $ 9.45166        269
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.15164    $10.89740          0
    01/01/2008 to 12/31/2008.........  $10.89740    $ 6.17218          0
    01/01/2009 to 12/31/2009.........  $ 6.17218    $ 7.45664          0
    01/01/2010 to 12/31/2010.........  $ 7.45664    $ 8.83969        342
    01/01/2011 to 04/29/2011.........  $ 8.83969    $ 9.92231          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10156    $ 5.57966            0
    01/01/2009 to 12/31/2009.........  $ 5.57966    $ 9.15819            0
    01/01/2010 to 12/31/2010.........  $ 9.15819    $11.03759          274
    01/01/2011 to 12/31/2011.........  $11.03759    $ 8.67448          285
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.99842    $10.30605            0
    01/01/2008 to 12/31/2008.........  $10.30605    $10.27203            0
    01/01/2009 to 12/31/2009.........  $10.27203    $11.16104          499
    01/01/2010 to 12/31/2010.........  $11.16104    $11.43040           53
    01/01/2011 to 12/31/2011.........  $11.43040    $11.52052           46
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.99842    $10.49431            0
    01/01/2008 to 12/31/2008.........  $10.49431    $10.11063            0
    01/01/2009 to 12/31/2009.........  $10.11063    $11.61306        1,440
    01/01/2010 to 12/31/2010.........  $11.61306    $12.33061          491
    01/01/2011 to 12/31/2011.........  $12.33061    $12.54083          422
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.03376    $10.37058            0
    01/01/2008 to 12/31/2008.........  $10.37058    $ 8.23042       11,895
    01/01/2009 to 12/31/2009.........  $ 8.23042    $ 9.73831       15,811
    01/01/2010 to 12/31/2010.........  $ 9.73831    $10.61391       17,350
    01/01/2011 to 12/31/2011.........  $10.61391    $10.56663       33,713
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01874    $10.07457            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.08959    $ 9.71045            0
    01/01/2008 to 12/31/2008.........  $ 9.71045    $ 5.86575            0
    01/01/2009 to 12/31/2009.........  $ 5.86575    $ 7.04364            0
    01/01/2010 to 12/31/2010.........  $ 7.04364    $ 7.98785          303
    01/01/2011 to 12/31/2011.........  $ 7.98785    $ 8.14600          259
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99882    $ 8.91334            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06804    $10.29769            0
    01/01/2008 to 12/31/2008.........  $10.29769    $ 7.08581            0
    01/01/2009 to 12/31/2009.........  $ 7.08581    $ 8.89921            0
    01/01/2010 to 12/31/2010.........  $ 8.89921    $ 9.80826          309
    01/01/2011 to 12/31/2011.........  $ 9.80826    $ 9.34142          277

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.09145    $ 9.96928           0
    01/01/2008 to 12/31/2008.........  $ 9.96928    $ 6.38753           0
    01/01/2009 to 12/31/2009.........  $ 6.38753    $ 8.43118           0
    01/01/2010 to 12/31/2010.........  $ 8.43118    $11.33740           0
    01/01/2011 to 12/31/2011.........  $11.33740    $11.06613           0
 AST SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.08548    $ 9.33937           0
    01/01/2008 to 12/31/2008.........  $ 9.33937    $ 6.47012           0
    01/01/2009 to 12/31/2009.........  $ 6.47012    $ 8.09962           0
    01/01/2010 to 12/31/2010.........  $ 8.09962    $10.05929           0
    01/01/2011 to 12/31/2011.........  $10.05929    $ 9.32310           0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06346    $10.11677           0
    01/01/2008 to 12/31/2008.........  $10.11677    $ 7.38495           0
    01/01/2009 to 12/31/2009.........  $ 7.38495    $ 9.03658       4,372
    01/01/2010 to 12/31/2010.........  $ 9.03658    $ 9.93489       3,642
    01/01/2011 to 12/31/2011.........  $ 9.93489    $ 9.98734       2,467
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.09017    $ 9.44804           0
    01/01/2008 to 12/31/2008.........  $ 9.44804    $ 5.41221           0
    01/01/2009 to 12/31/2009.........  $ 5.41221    $ 6.60440           0
    01/01/2010 to 12/31/2010.........  $ 6.60440    $ 7.37219           0
    01/01/2011 to 12/31/2011.........  $ 7.37219    $ 7.14783           0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.98171    $10.54736           0
    01/01/2008 to 12/31/2008.........  $10.54736    $10.14348           0
    01/01/2009 to 12/31/2009.........  $10.14348    $11.20990         246
    01/01/2010 to 12/31/2010.........  $11.20990    $11.68438         259
    01/01/2011 to 12/31/2011.........  $11.68438    $11.99252         218
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.14397    $10.01532           0
    01/01/2008 to 12/31/2008.........  $10.01532    $ 5.86720           0
    01/01/2009 to 12/31/2009.........  $ 5.86720    $ 8.87009           0
    01/01/2010 to 12/31/2010.........  $ 8.87009    $10.12570           0
    01/01/2011 to 12/31/2011.........  $10.12570    $ 9.81196           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.21185    $11.53717            0
    01/01/2008 to 12/31/2008.........  $11.53717    $ 5.68760            0
    01/01/2009 to 12/31/2009.........  $ 5.68760    $ 8.37294            0
    01/01/2010 to 12/31/2010.........  $ 8.37294    $ 9.94136          304
    01/01/2011 to 12/31/2011.........  $ 9.94136    $ 8.33750          296
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.10377    $10.23177            0
    01/01/2008 to 12/31/2008.........  $10.23177    $ 5.81656            0
    01/01/2009 to 12/31/2009.........  $ 5.81656    $ 7.36359            0
    01/01/2010 to 12/31/2010.........  $ 7.36359    $ 8.32072            0
    01/01/2011 to 12/31/2011.........  $ 8.32072    $ 7.91853            0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99882    $ 9.98230            0
    01/01/2008 to 12/31/2008.........  $ 9.98230    $ 9.32688            0
    01/01/2009 to 12/31/2009.........  $ 9.32688    $10.26272        1,088
    01/01/2010 to 12/31/2010.........  $10.26272    $10.90493          555
    01/01/2011 to 12/31/2011.........  $10.90493    $11.39688          465
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07817    $ 6.65282       14,584
    01/01/2009 to 12/31/2009.........  $ 6.65282    $ 8.52928       16,902
    01/01/2010 to 12/31/2010.........  $ 8.52928    $ 9.26833       16,532
    01/01/2011 to 12/31/2011.........  $ 9.26833    $ 8.98335       15,020

* Denotes the start date of these sub-accounts

                               PREMIER Bb SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT ONLY (1.55%) OR HIGHEST
   DAILY LIFETIME FIVE INCOME BENEFIT ONLY (1.55%) OR HD GRO 60 BPS (1.55%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.09867    $11.35167      1,979,283
    01/01/2008 to 12/31/2008.........  $11.35167    $ 7.62021      5,470,612
    01/01/2009 to 12/31/2009.........  $ 7.62021    $ 9.33172     18,592,099
    01/01/2010 to 12/31/2010.........  $ 9.33172    $10.28882     23,265,499
    01/01/2011 to 12/31/2011.........  $10.28882    $ 9.86254     18,536,752
 AST ADVANCED STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.94853    $11.32196        547,245
    01/01/2008 to 12/31/2008.........  $11.32196    $ 7.82619      2,348,236
    01/01/2009 to 12/31/2009.........  $ 7.82619    $ 9.72595      9,678,004
    01/01/2010 to 12/31/2010.........  $ 9.72595    $10.89021     12,279,526
    01/01/2011 to 12/31/2011.........  $10.89021    $10.73628     10,386,653
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.40677    $10.85441         83,061
    01/01/2008 to 12/31/2008.........  $10.85441    $ 6.97484        118,976
    01/01/2009 to 12/31/2009.........  $ 6.97484    $ 8.08917        252,108
    01/01/2010 to 12/31/2010.........  $ 8.08917    $ 9.06867        284,726
    01/01/2011 to 12/31/2011.........  $ 9.06867    $ 9.24936        345,414
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.01236    $11.29102        882,633
    01/01/2008 to 12/31/2008.........  $11.29102    $ 7.92738      6,284,486
    01/01/2009 to 12/31/2009.........  $ 7.92738    $ 9.62505     27,228,736
    01/01/2010 to 12/31/2010.........  $ 9.62505    $10.64526     34,178,015
    01/01/2011 to 12/31/2011.........  $10.64526    $10.35559     28,852,563
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99874    $ 9.17470        199,690

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.38749    $10.98653        109,965
    01/01/2008 to 12/31/2008.........  $10.98653    $ 6.78317        128,982
    01/01/2009 to 12/31/2009.........  $ 6.78317    $ 7.89930        289,901
    01/01/2010 to 12/31/2010.........  $ 7.89930    $ 8.74662        287,988
    01/01/2011 to 12/31/2011.........  $ 8.74662    $ 8.57090        432,406
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99916    $ 9.40418              0
    01/01/2010 to 12/31/2010.........  $ 9.40418    $10.24014              0
    01/01/2011 to 12/31/2011.........  $10.24014    $11.05603              0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99874    $12.06604              0
    01/01/2009 to 12/31/2009.........  $12.06604    $11.16301              0
    01/01/2010 to 12/31/2010.........  $11.16301    $12.22219              0
    01/01/2011 to 12/31/2011.........  $12.22219    $13.67021              0
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99874    $12.13503              0
    01/01/2009 to 12/31/2009.........  $12.13503    $11.02965              0
    01/01/2010 to 12/31/2010.........  $11.02965    $12.09526              0
    01/01/2011 to 12/31/2011.........  $12.09526    $13.81329              0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99916    $ 8.81338              0
    01/01/2010 to 12/31/2010.........  $ 8.81338    $ 9.70680          5,622
    01/01/2011 to 12/31/2011.........  $ 9.70680    $11.34394              0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99831    $11.03896          7,734
    01/01/2011 to 12/31/2011.........  $11.03896    $13.07738         40,426
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99874    $12.05391         64,540
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.25110    $11.46891      2,304,166
    01/01/2008 to 12/31/2008.........  $11.46891    $ 7.34781      5,994,725
    01/01/2009 to 12/31/2009.........  $ 7.34781    $ 9.06844     27,340,546
    01/01/2010 to 12/31/2010.........  $ 9.06844    $10.12452     33,752,087
    01/01/2011 to 12/31/2011.........  $10.12452    $ 9.72831     24,195,132
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09931    $ 6.70326        384,017
    01/01/2009 to 12/31/2009.........  $ 6.70326    $ 8.37330      4,604,696
    01/01/2010 to 12/31/2010.........  $ 8.37330    $ 9.42811      6,724,473
    01/01/2011 to 12/31/2011.........  $ 9.42811    $ 9.06262      4,840,317

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08113    $ 7.35283        771,630
    01/01/2009 to 12/31/2009.........  $ 7.35283    $ 8.93400      6,054,382
    01/01/2010 to 12/31/2010.........  $ 8.93400    $ 9.84613      8,324,552
    01/01/2011 to 12/31/2011.........  $ 9.84613    $ 9.51998      7,450,224
 AST COHEN & STEERS REALTY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.99032    $ 9.56185        129,875
    01/01/2008 to 12/31/2008.........  $ 9.56185    $ 6.11539        223,594
    01/01/2009 to 12/31/2009.........  $ 6.11539    $ 7.94483        402,409
    01/01/2010 to 12/31/2010.........  $ 7.94483    $10.06834        641,803
    01/01/2011 to 12/31/2011.........  $10.06834    $10.56835        520,567
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.57832    $ 8.47377         54,692
    01/01/2008 to 07/18/2008.........  $ 8.47377    $ 7.76928              0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.74584    $10.90438         57,968
    01/01/2008 to 12/31/2008.........  $10.90438    $ 6.00326         79,885
    01/01/2009 to 12/31/2009.........  $ 6.00326    $ 7.84248        315,327
    01/01/2010 to 12/31/2010.........  $ 7.84248    $10.23628        396,390
    01/01/2011 to 12/31/2011.........  $10.23628    $ 8.75847        436,732
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10364    $ 7.51323        188,606
    01/01/2009 to 12/31/2009.........  $ 7.51323    $ 8.96936      1,810,492
    01/01/2010 to 12/31/2010.........  $ 8.96936    $10.00929      2,473,569
    01/01/2011 to 12/31/2011.........  $10.00929    $ 9.61303      1,971,220
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.11671    $11.26222        283,687
    01/01/2008 to 12/31/2008.........  $11.26222    $ 7.26552      1,779,824
    01/01/2009 to 12/31/2009.........  $ 7.26552    $ 8.86111      8,593,359
    01/01/2010 to 12/31/2010.........  $ 8.86111    $ 9.97923     10,586,571
    01/01/2011 to 12/31/2011.........  $ 9.97923    $ 9.67928      8,705,424
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.11078    $11.31636        374,786
    01/01/2008 to 12/31/2008.........  $11.31636    $ 6.60696      1,947,722
    01/01/2009 to 12/31/2009.........  $ 6.60696    $ 8.19609     12,858,817
    01/01/2010 to 12/31/2010.........  $ 8.19609    $ 9.60610     16,273,232
    01/01/2011 to 12/31/2011.........  $ 9.60610    $ 8.87180     11,140,097
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99874    $ 7.47746        150,004
    01/01/2009 to 11/13/2009.........  $ 7.47746    $ 8.37230              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17542    $ 6.11700         5,945
    01/01/2009 to 12/31/2009.........  $ 6.11700    $ 8.13797       106,511
    01/01/2010 to 12/31/2010.........  $ 8.13797    $ 9.63255       192,701
    01/01/2011 to 12/31/2011.........  $ 9.63255    $ 9.00776       131,779
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.44789    $11.51919       118,236
    01/01/2008 to 12/31/2008.........  $11.51919    $ 6.77534       202,174
    01/01/2009 to 12/31/2009.........  $ 6.77534    $ 9.96770       816,286
    01/01/2010 to 12/31/2010.........  $ 9.96770    $10.82533       781,848
    01/01/2011 to 12/31/2011.........  $10.82533    $10.23845       519,567
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.52186    $11.43381       133,709
    01/01/2008 to 12/31/2008.........  $11.43381    $ 6.67776       175,361
    01/01/2009 to 12/31/2009.........  $ 6.67776    $ 7.83769       376,536
    01/01/2010 to 12/31/2010.........  $ 7.83769    $ 8.71263       432,046
    01/01/2011 to 12/31/2011.........  $ 8.71263    $ 8.10638       372,233
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.54577    $11.60729        69,386
    01/01/2008 to 12/31/2008.........  $11.60729    $ 6.76729       106,877
    01/01/2009 to 12/31/2009.........  $ 6.76729    $10.46870       740,477
    01/01/2010 to 12/31/2010.........  $10.46870    $12.35275       763,649
    01/01/2011 to 12/31/2011.........  $12.35275    $11.80230       509,810
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03362    $ 7.64384        28,596
    01/01/2009 to 12/31/2009.........  $ 7.64384    $ 9.54810       263,795
    01/01/2010 to 12/31/2010.........  $ 9.54810    $11.91907       399,917
    01/01/2011 to 12/31/2011.........  $11.91907    $11.89024       269,954
 AST High Yield Portfolio
    09/04/2007 to 12/31/2007.........  $10.49103    $10.67274        82,416
    01/01/2008 to 12/31/2008.........  $10.67274    $ 7.82524       107,722
    01/01/2009 to 12/31/2009.........  $ 7.82524    $10.44540       443,242
    01/01/2010 to 12/31/2010.........  $10.44540    $11.67447       621,288
    01/01/2011 to 12/31/2011.........  $11.67447    $11.86124       552,891
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11182    $ 7.14571       252,249
    01/01/2009 to 12/31/2009.........  $ 7.14571    $ 8.91307     3,437,241
    01/01/2010 to 12/31/2010.........  $ 8.91307    $ 9.98987     4,626,865
    01/01/2011 to 12/31/2011.........  $ 9.98987    $ 9.78156     3,706,411

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08931    $ 7.62229        594,087
    01/01/2009 to 12/31/2009.........  $ 7.62229    $ 9.26113      5,204,694
    01/01/2010 to 12/31/2010.........  $ 9.26113    $10.17744      6,865,530
    01/01/2011 to 12/31/2011.........  $10.17744    $ 9.97148      6,333,151
 AST INTERNATIONAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.52056    $12.44440        160,902
    01/01/2008 to 12/31/2008.........  $12.44440    $ 6.09868        233,765
    01/01/2009 to 12/31/2009.........  $ 6.09868    $ 8.12488        394,964
    01/01/2010 to 12/31/2010.........  $ 8.12488    $ 9.16080        470,685
    01/01/2011 to 12/31/2011.........  $ 9.16080    $ 7.85528        350,301
 AST INTERNATIONAL VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $12.37110    $12.61913        193,893
    01/01/2008 to 12/31/2008.........  $12.61913    $ 6.95843        217,704
    01/01/2009 to 12/31/2009.........  $ 6.95843    $ 8.94211        448,995
    01/01/2010 to 12/31/2010.........  $ 8.94211    $ 9.78154        522,920
    01/01/2011 to 12/31/2011.........  $ 9.78154    $ 8.42354        424,730
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99874    $10.74503     22,292,196
    01/01/2009 to 12/31/2009.........  $10.74503    $11.77700      8,071,944
    01/01/2010 to 12/31/2010.........  $11.77700    $12.85096      4,061,445
    01/01/2011 to 12/31/2011.........  $12.85096    $14.22998     35,214,108
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.01436    $10.58861         57,137
    01/01/2008 to 12/31/2008.........  $10.58861    $ 8.59008      2,495,791
    01/01/2009 to 12/31/2009.........  $ 8.59008    $10.32164      8,909,402
    01/01/2010 to 12/31/2010.........  $10.32164    $10.90809      9,450,984
    01/01/2011 to 12/31/2011.........  $10.90809    $10.76681      8,322,451
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08412    $10.29227          1,459
    01/01/2010 to 12/31/2010.........  $10.29227    $11.28218         54,941
    01/01/2011 to 12/31/2011.........  $11.28218    $11.18383         83,729
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14551    $10.30208          8,911
    01/01/2010 to 12/31/2010.........  $10.30208    $11.53709         70,990
    01/01/2011 to 12/31/2011.........  $11.53709    $10.69415         56,139
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.16975    $11.41442        141,891
    01/01/2008 to 12/31/2008.........  $11.41442    $ 6.58885        218,870
    01/01/2009 to 12/31/2009.........  $ 6.58885    $ 8.81640        648,708
    01/01/2010 to 12/31/2010.........  $ 8.81640    $ 9.30432        846,204
    01/01/2011 to 12/31/2011.........  $ 9.30432    $ 8.32407        668,977

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.16313    $10.53044      127,887
    01/01/2008 to 12/31/2008.........  $10.53044    $ 6.06725      214,857
    01/01/2009 to 12/31/2009.........  $ 6.06725    $ 7.13569      385,899
    01/01/2010 to 12/31/2010.........  $ 7.13569    $ 7.95146      454,900
    01/01/2011 to 12/31/2011.........  $ 7.95146    $ 7.50265      399,727
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.78155    $10.95860       38,378
    01/01/2008 to 12/31/2008.........  $10.95860    $ 8.28202       46,938
    01/01/2009 to 12/31/2009.........  $ 8.28202    $10.97774      253,610
    01/01/2010 to 12/31/2010.........  $10.97774    $12.26034      336,988
    01/01/2011 to 12/31/2011.........  $12.26034    $13.30142      963,892
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.02636    $11.57756      132,600
    01/01/2008 to 12/31/2008.........  $11.57756    $ 6.42308      210,852
    01/01/2009 to 12/31/2009.........  $ 6.42308    $ 8.20734      436,573
    01/01/2010 to 12/31/2010.........  $ 8.20734    $ 9.67845      566,960
    01/01/2011 to 12/31/2011.........  $ 9.67845    $ 9.44386      454,529
 AST MFS GLOBAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.71519    $11.97391      106,458
    01/01/2008 to 12/31/2008.........  $11.97391    $ 7.78320      172,126
    01/01/2009 to 12/31/2009.........  $ 7.78320    $10.07929      304,375
    01/01/2010 to 12/31/2010.........  $10.07929    $11.12120      379,744
    01/01/2011 to 12/31/2011.........  $11.12120    $10.60861      353,785
 AST MFS GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.21343    $11.78062       57,864
    01/01/2008 to 12/31/2008.........  $11.78062    $ 7.38927       92,343
    01/01/2009 to 12/31/2009.........  $ 7.38927    $ 9.04493      149,026
    01/01/2010 to 12/31/2010.........  $ 9.04493    $10.04560      163,547
    01/01/2011 to 12/31/2011.........  $10.04560    $ 9.83366      169,713
 AST MID-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.91824    $10.53613       68,861
    01/01/2008 to 12/31/2008.........  $10.53613    $ 6.41960       81,548
    01/01/2009 to 12/31/2009.........  $ 6.41960    $ 8.77984      212,717
    01/01/2010 to 12/31/2010.........  $ 8.77984    $10.68701      280,877
    01/01/2011 to 12/31/2011.........  $10.68701    $10.16087      207,670

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MONEY MARKET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.44745    $10.55481       439,666
    01/01/2008 to 12/31/2008.........  $10.55481    $10.65447     2,759,260
    01/01/2009 to 12/31/2009.........  $10.65447    $10.51751     2,267,294
    01/01/2010 to 12/31/2010.........  $10.51751    $10.35969     1,594,489
    01/01/2011 to 12/31/2011.........  $10.35969    $10.20379     1,713,284
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.37574    $10.33156       108,936
    01/01/2008 to 12/31/2008.........  $10.33156    $ 5.87444       133,061
    01/01/2009 to 12/31/2009.........  $ 5.87444    $ 8.13599       582,751
    01/01/2010 to 12/31/2010.........  $ 8.13599    $ 9.88948       766,853
    01/01/2011 to 12/31/2011.........  $ 9.88948    $ 9.49682       526,809
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02865    $10.07295         2,905
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $12.02718    $12.28959        92,876
    01/01/2008 to 12/31/2008.........  $12.28959    $ 6.87585       136,526
    01/01/2009 to 12/31/2009.........  $ 6.87585    $ 8.78786       291,632
    01/01/2010 to 12/31/2010.........  $ 8.78786    $11.13543       421,493
    01/01/2011 to 12/31/2011.........  $11.13543    $11.15065       382,255
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.30178    $11.05501        48,803
    01/01/2008 to 12/31/2008.........  $11.05501    $ 6.25525        67,244
    01/01/2009 to 12/31/2009.........  $ 6.25525    $ 7.54954       189,275
    01/01/2010 to 12/31/2010.........  $ 7.54954    $ 8.94111       272,224
    01/01/2011 to 04/29/2011.........  $ 8.94111    $10.03294             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10148    $ 5.57715         2,526
    01/01/2009 to 12/31/2009.........  $ 5.57715    $ 9.14495     1,041,944
    01/01/2010 to 12/31/2010.........  $ 9.14495    $11.01080     1,678,816
    01/01/2011 to 12/31/2011.........  $11.01080    $ 8.64490       876,131
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.38868    $10.70491        27,226
    01/01/2008 to 12/31/2008.........  $10.70491    $10.65895       273,679
    01/01/2009 to 12/31/2009.........  $10.65895    $11.56999       491,388
    01/01/2010 to 12/31/2010.........  $11.56999    $11.83776       692,562
    01/01/2011 to 12/31/2011.........  $11.83776    $11.91937       736,600
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.48149    $10.99780       175,563
    01/01/2008 to 12/31/2008.........  $10.99780    $10.58517       737,508
    01/01/2009 to 12/31/2009.........  $10.58517    $12.14622     4,497,611
    01/01/2010 to 12/31/2010.........  $12.14622    $12.88400     6,521,873
    01/01/2011 to 12/31/2011.........  $12.88400    $13.09095     5,367,829

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.80192    $11.16097        213,961
    01/01/2008 to 12/31/2008.........  $11.16097    $ 8.84892      4,320,625
    01/01/2009 to 12/31/2009.........  $ 8.84892    $10.45993     16,267,702
    01/01/2010 to 12/31/2010.........  $10.45993    $11.38917     20,251,502
    01/01/2011 to 12/31/2011.........  $11.38917    $11.32728     19,218,290
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01866    $10.07285          6,679
 AST QMA US EQUITY ALPHA PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.22094    $10.79584        109,945
    01/01/2008 to 12/31/2008.........  $10.79584    $ 6.51497        137,469
    01/01/2009 to 12/31/2009.........  $ 6.51497    $ 7.81555        236,297
    01/01/2010 to 12/31/2010.........  $ 7.81555    $ 8.85453        252,083
    01/01/2011 to 12/31/2011.........  $ 8.85453    $ 9.02103        234,580
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99874    $ 8.90747              0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.09854    $11.34807         50,902
    01/01/2008 to 12/31/2008.........  $11.34807    $ 7.80093        541,511
    01/01/2009 to 12/31/2009.........  $ 7.80093    $ 9.78770      5,527,106
    01/01/2010 to 12/31/2010.........  $ 9.78770    $10.77678      8,729,302
    01/01/2011 to 12/31/2011.........  $10.77678    $10.25384      6,982,765
 AST SMALL-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.59999    $10.46833         49,715
    01/01/2008 to 12/31/2008.........  $10.46833    $ 6.70061         81,727
    01/01/2009 to 12/31/2009.........  $ 6.70061    $ 8.83559        185,740
    01/01/2010 to 12/31/2010.........  $ 8.83559    $11.86932        315,242
    01/01/2011 to 12/31/2011.........  $11.86932    $11.57388        281,553
 AST SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.51386    $ 9.73292        127,547
    01/01/2008 to 12/31/2008.........  $ 9.73292    $ 6.73606        266,159
    01/01/2009 to 12/31/2009.........  $ 6.73606    $ 8.42432        409,674
    01/01/2010 to 12/31/2010.........  $ 8.42432    $10.45223        478,873
    01/01/2011 to 12/31/2011.........  $10.45223    $ 9.67773        389,214

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.08326    $11.13836        209,218
    01/01/2008 to 12/31/2008.........  $11.13836    $ 8.12262      1,854,755
    01/01/2009 to 12/31/2009.........  $ 8.12262    $ 9.92935      9,485,424
    01/01/2010 to 12/31/2010.........  $ 9.92935    $10.90571     12,526,458
    01/01/2011 to 12/31/2011.........  $10.90571    $10.95260     11,437,020
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.24033    $10.52167         90,758
    01/01/2008 to 12/31/2008.........  $10.52167    $ 6.02125         94,337
    01/01/2009 to 12/31/2009.........  $ 6.02125    $ 7.34030        423,253
    01/01/2010 to 12/31/2010.........  $ 7.34030    $ 8.18554        514,767
    01/01/2011 to 12/31/2011.........  $ 8.18554    $ 7.92860        365,775
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.53457    $11.12805         57,667
    01/01/2008 to 12/31/2008.........  $11.12805    $10.69133        156,631
    01/01/2009 to 12/31/2009.........  $10.69133    $11.80367        409,662
    01/01/2010 to 12/31/2010.........  $11.80367    $12.29119        466,177
    01/01/2011 to 12/31/2011.........  $12.29119    $12.60300        430,868
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.31184    $11.16482        124,564
    01/01/2008 to 12/31/2008.........  $11.16482    $ 6.53413        187,362
    01/01/2009 to 12/31/2009.........  $ 6.53413    $ 9.86862        558,526
    01/01/2010 to 12/31/2010.........  $ 9.86862    $11.25440        802,365
    01/01/2011 to 12/31/2011.........  $11.25440    $10.89495        646,172
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $12.05033    $13.60991        492,266
    01/01/2008 to 12/31/2008.........  $13.60991    $ 6.70277        838,493
    01/01/2009 to 12/31/2009.........  $ 6.70277    $ 9.85783      2,292,411
    01/01/2010 to 12/31/2010.........  $ 9.85783    $11.69296      2,773,962
    01/01/2011 to 12/31/2011.........  $11.69296    $ 9.79692      1,987,127
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.36107    $11.50135        828,348
    01/01/2008 to 12/31/2008.........  $11.50135    $ 6.53179        909,806
    01/01/2009 to 12/31/2009.........  $ 6.53179    $ 8.26091      1,274,354
    01/01/2010 to 12/31/2010.........  $ 8.26091    $ 9.32545      1,435,409
    01/01/2011 to 12/31/2011.........  $ 9.32545    $ 8.86601      1,575,912
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99874    $ 9.98107              0
    01/01/2008 to 12/31/2008.........  $ 9.98107    $ 9.31646        155,946
    01/01/2009 to 12/31/2009.........  $ 9.31646    $10.24119        940,945
    01/01/2010 to 12/31/2010.........  $10.24119    $10.87128      1,513,592
    01/01/2011 to 12/31/2011.........  $10.87128    $11.35046      1,420,753

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07814     $6.64843       792,320
    01/01/2009 to 12/31/2009.........  $ 6.64843     $8.51531     5,928,271
    01/01/2010 to 12/31/2010.........  $ 8.51531     $9.24408     8,882,311
    01/01/2011 to 12/31/2011.........  $ 9.24408     $8.95108     6,520,466

* Denotes the start date of these sub-accounts

                               PREMIER Bb SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (1.70%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06578    $10.29036         0
    01/01/2008 to 12/31/2008.........  $10.29036    $ 6.89756         0
    01/01/2009 to 12/31/2009.........  $ 6.89756    $ 8.43431         0
    01/01/2010 to 12/31/2010.........  $ 8.43431    $ 9.28559         0
    01/01/2011 to 12/31/2011.........  $ 9.28559    $ 8.88786         0
 AST ADVANCED STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.05116    $10.38897         0
    01/01/2008 to 12/31/2008.........  $10.38897    $ 7.17072         0
    01/01/2009 to 12/31/2009.........  $ 7.17072    $ 8.89825         0
    01/01/2010 to 12/31/2010.........  $ 8.89825    $ 9.94879         0
    01/01/2011 to 12/31/2011.........  $ 9.94879    $ 9.79374         0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.12153    $ 9.62685         0
    01/01/2008 to 12/31/2008.........  $ 9.62685    $ 6.17686         0
    01/01/2009 to 12/31/2009.........  $ 6.17686    $ 7.15315         0
    01/01/2010 to 12/31/2010.........  $ 7.15315    $ 8.00744         0
    01/01/2011 to 12/31/2011.........  $ 8.00744    $ 8.15490         0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06670    $10.31656         0
    01/01/2008 to 12/31/2008.........  $10.31656    $ 7.23252         0
    01/01/2009 to 12/31/2009.........  $ 7.23252    $ 8.76833         0
    01/01/2010 to 12/31/2010.........  $ 8.76833    $ 9.68344         0
    01/01/2011 to 12/31/2011.........  $ 9.68344    $ 9.40606         0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99861    $ 9.16560         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.11252    $ 9.75180         0
    01/01/2008 to 12/31/2008.........  $ 9.75180    $ 6.01200         0
    01/01/2009 to 12/31/2009.........  $ 6.01200    $ 6.99095         0
    01/01/2010 to 12/31/2010.........  $ 6.99095    $ 7.72945         0
    01/01/2011 to 12/31/2011.........  $ 7.72945    $ 7.56305         0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.08914    $10.27957         0
    01/01/2008 to 12/31/2008.........  $10.27957    $ 6.57609         0
    01/01/2009 to 12/31/2009.........  $ 6.57609    $ 8.10403         0
    01/01/2010 to 12/31/2010.........  $ 8.10403    $ 9.03449         0
    01/01/2011 to 12/31/2011.........  $ 9.03449    $ 8.66809         0
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09927    $ 6.69672         0
    01/01/2009 to 12/31/2009.........  $ 6.69672    $ 8.35282         0
    01/01/2010 to 12/31/2010.........  $ 8.35282    $ 9.39126         0
    01/01/2011 to 12/31/2011.........  $ 9.39126    $ 9.01392         0
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08109    $ 7.34558         0
    01/01/2009 to 12/31/2009.........  $ 7.34558    $ 8.91204         0
    01/01/2010 to 12/31/2010.........  $ 8.91204    $ 9.80747         0
    01/01/2011 to 12/31/2011.........  $ 9.80747    $ 9.46863         0
 AST COHEN & STEERS REALTY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.13608    $ 8.81443         0
    01/01/2008 to 12/31/2008.........  $ 8.81443    $ 5.62898         0
    01/01/2009 to 12/31/2009.........  $ 5.62898    $ 7.30200         0
    01/01/2010 to 12/31/2010.........  $ 7.30200    $ 9.24005         0
    01/01/2011 to 12/31/2011.........  $ 9.24005    $ 9.68459         0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.07103    $ 8.90547         0
    01/01/2008 to 07/18/2008.........  $ 8.90547    $ 8.15851         0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.08672    $10.23068         0
    01/01/2008 to 12/31/2008.........  $10.23068    $ 5.62413         0
    01/01/2009 to 12/31/2009.........  $ 5.62413    $ 7.33634         0
    01/01/2010 to 12/31/2010.........  $ 7.33634    $ 9.56141         0
    01/01/2011 to 12/31/2011.........  $ 9.56141    $ 8.16906         0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10360    $ 7.50574         0
    01/01/2009 to 12/31/2009.........  $ 7.50574    $ 8.94713         0
    01/01/2010 to 12/31/2010.........  $ 8.94713    $ 9.96968         0
    01/01/2011 to 12/31/2011.........  $ 9.96968    $ 9.56090         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.05092    $10.17762           0
    01/01/2008 to 12/31/2008.........  $10.17762    $ 6.55614           0
    01/01/2009 to 12/31/2009.........  $ 6.55614    $ 7.98422           0
    01/01/2010 to 12/31/2010.........  $ 7.98422    $ 8.97842           0
    01/01/2011 to 12/31/2011.........  $ 8.97842    $ 8.69570           0
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06784    $10.24921           0
    01/01/2008 to 12/31/2008.........  $10.24921    $ 5.97509       5,571
    01/01/2009 to 12/31/2009.........  $ 5.97509    $ 7.40130       5,567
    01/01/2010 to 12/31/2010.........  $ 7.40130    $ 8.66171       5,564
    01/01/2011 to 12/31/2011.........  $ 8.66171    $ 7.98786       5,561
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99862    $ 7.47237           0
    01/01/2009 to 11/13/2009.........  $ 7.47237    $ 8.35589           0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17530    $ 6.11293           0
    01/01/2009 to 12/31/2009.........  $ 6.11293    $ 8.12045           0
    01/01/2010 to 12/31/2010.........  $ 8.12045    $ 9.59760           0
    01/01/2011 to 12/31/2011.........  $ 9.59760    $ 8.96179           0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.14175    $10.20006           0
    01/01/2008 to 12/31/2008.........  $10.20006    $ 5.99060           0
    01/01/2009 to 12/31/2009.........  $ 5.99060    $ 8.80030           0
    01/01/2010 to 12/31/2010.........  $ 8.80030    $ 9.54348           0
    01/01/2011 to 12/31/2011.........  $ 9.54348    $ 9.01285           0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.09199    $10.01010           0
    01/01/2008 to 12/31/2008.........  $10.01010    $ 5.83767           0
    01/01/2009 to 12/31/2009.........  $ 5.83767    $ 6.84158           0
    01/01/2010 to 12/31/2010.........  $ 6.84158    $ 7.59413           0
    01/01/2011 to 12/31/2011.........  $ 7.59413    $ 7.05525           0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.15577    $10.20504           0
    01/01/2008 to 12/31/2008.........  $10.20504    $ 5.94093           0
    01/01/2009 to 12/31/2009.........  $ 5.94093    $ 9.17698           0
    01/01/2010 to 12/31/2010.........  $ 9.17698    $10.81269           0
    01/01/2011 to 12/31/2011.........  $10.81269    $10.31558           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03350    $ 7.63876           0
    01/01/2009 to 12/31/2009.........  $ 7.63876    $ 9.52759           0
    01/01/2010 to 12/31/2010.........  $ 9.52759    $11.87597           0
    01/01/2011 to 12/31/2011.........  $11.87597    $11.82991           0
 AST HIGH YIELD PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.02193    $10.19061           0
    01/01/2008 to 12/31/2008.........  $10.19061    $ 7.46065           0
    01/01/2009 to 12/31/2009.........  $ 7.46065    $ 9.94415           0
    01/01/2010 to 12/31/2010.........  $ 9.94415    $11.09791           0
    01/01/2011 to 12/31/2011.........  $11.09791    $11.25890           0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11178    $ 7.13867           0
    01/01/2009 to 12/31/2009.........  $ 7.13867    $ 8.89120           0
    01/01/2010 to 12/31/2010.........  $ 8.89120    $ 9.95052           0
    01/01/2011 to 12/31/2011.........  $ 9.95052    $ 9.72872           0
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08927    $ 7.61467           0
    01/01/2009 to 12/31/2009.........  $ 7.61467    $ 9.23814           0
    01/01/2010 to 12/31/2010.........  $ 9.23814    $10.13722           0
    01/01/2011 to 12/31/2011.........  $10.13722    $ 9.91746           0
 AST INTERNATIONAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.07589    $10.87865           0
    01/01/2008 to 12/31/2008.........  $10.87865    $ 5.32347           0
    01/01/2009 to 12/31/2009.........  $ 5.32347    $ 7.08178           0
    01/01/2010 to 12/31/2010.........  $ 7.08178    $ 7.97297           0
    01/01/2011 to 12/31/2011.........  $ 7.97297    $ 6.82656           0
 AST INTERNATIONAL VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.07730    $10.27451           0
    01/01/2008 to 12/31/2008.........  $10.27451    $ 5.65719           0
    01/01/2009 to 12/31/2009.........  $ 5.65719    $ 7.25920           0
    01/01/2010 to 12/31/2010.........  $ 7.25920    $ 7.92905           0
    01/01/2011 to 12/31/2011.........  $ 7.92905    $ 6.81816           0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.04717    $ 9.65428           0
    01/01/2008 to 12/31/2008.........  $ 9.65428    $ 7.82060       1,319
    01/01/2009 to 12/31/2009.........  $ 7.82060    $ 9.38319       1,318
    01/01/2010 to 12/31/2010.........  $ 9.38319    $ 9.90157       1,318
    01/01/2011 to 12/31/2011.........  $ 9.90157    $ 9.75906       1,317

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08400    $10.29031         0
    01/01/2010 to 12/31/2010.........  $10.29031    $11.26343         0
    01/01/2011 to 12/31/2011.........  $11.26343    $11.14873         0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14539    $10.30010         0
    01/01/2010 to 12/31/2010.........  $10.30010    $11.51790         0
    01/01/2011 to 12/31/2011.........  $11.51790    $10.66059         0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.07182    $10.28751         0
    01/01/2008 to 12/31/2008.........  $10.28751    $ 5.92957         0
    01/01/2009 to 12/31/2009.........  $ 5.92957    $ 7.92252         0
    01/01/2010 to 12/31/2010.........  $ 7.92252    $ 8.34866         0
    01/01/2011 to 12/31/2011.........  $ 8.34866    $ 7.45810         0
 AST LARGE-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.09111    $ 9.51468         0
    01/01/2008 to 12/31/2008.........  $ 9.51468    $ 5.47387         0
    01/01/2009 to 12/31/2009.........  $ 5.47387    $ 6.42843         0
    01/01/2010 to 12/31/2010.........  $ 6.42843    $ 7.15276         0
    01/01/2011 to 12/31/2011.........  $ 7.15276    $ 6.73906         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.02297    $10.18268         0
    01/01/2008 to 12/31/2008.........  $10.18268    $ 7.68422         0
    01/01/2009 to 12/31/2009.........  $ 7.68422    $10.17046         0
    01/01/2010 to 12/31/2010.........  $10.17046    $11.34198         0
    01/01/2011 to 12/31/2011.........  $11.34198    $12.28703         0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.12082    $10.62167         0
    01/01/2008 to 12/31/2008.........  $10.62167    $ 5.88400         0
    01/01/2009 to 12/31/2009.........  $ 5.88400    $ 7.50737         0
    01/01/2010 to 12/31/2010.........  $ 7.50737    $ 8.83994         0
    01/01/2011 to 12/31/2011.........  $ 8.83994    $ 8.61297         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06288    $10.28019         0
    01/01/2008 to 12/31/2008.........  $10.28019    $ 6.67246         0
    01/01/2009 to 12/31/2009.........  $ 6.67246    $ 8.62801         0
    01/01/2010 to 12/31/2010.........  $ 8.62801    $ 9.50583         0
    01/01/2011 to 12/31/2011.........  $ 9.50583    $ 9.05443         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.11638    $10.62305         0
    01/01/2008 to 12/31/2008.........  $10.62305    $ 6.65333         0
    01/01/2009 to 12/31/2009.........  $ 6.65333    $ 8.13214         0
    01/01/2010 to 12/31/2010.........  $ 8.13214    $ 9.01845         0
    01/01/2011 to 12/31/2011.........  $ 9.01845    $ 8.81514         0
 AST MID-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.10856    $ 9.75005         0
    01/01/2008 to 12/31/2008.........  $ 9.75005    $ 5.93190         0
    01/01/2009 to 12/31/2009.........  $ 5.93190    $ 8.10076         0
    01/01/2010 to 12/31/2010.........  $ 8.10076    $ 9.84588         0
    01/01/2011 to 12/31/2011.........  $ 9.84588    $ 9.34739         0
 AST MONEY MARKET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.99951    $10.09744         0
    01/01/2008 to 12/31/2008.........  $10.09744    $10.17767         0
    01/01/2009 to 12/31/2009.........  $10.17767    $10.03209         0
    01/01/2010 to 12/31/2010.........  $10.03209    $ 9.86698         0
    01/01/2011 to 12/31/2011.........  $ 9.86698    $ 9.70434         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.15067    $10.10265         0
    01/01/2008 to 12/31/2008.........  $10.10265    $ 5.73576         0
    01/01/2009 to 12/31/2009.........  $ 5.73576    $ 7.93225         0
    01/01/2010 to 12/31/2010.........  $ 7.93225    $ 9.62757         0
    01/01/2011 to 12/31/2011.........  $ 9.62757    $ 9.23167         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.15100    $10.36749         0
    01/01/2008 to 12/31/2008.........  $10.36749    $ 5.79188         0
    01/01/2009 to 12/31/2009.........  $ 5.79188    $ 7.39154         0
    01/01/2010 to 12/31/2010.........  $ 7.39154    $ 9.35229         0
    01/01/2011 to 12/31/2011.........  $ 9.35229    $ 9.35130         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.15137    $10.88844         0
    01/01/2008 to 12/31/2008.........  $10.88844    $ 6.15199         0
    01/01/2009 to 12/31/2009.........  $ 6.15199    $ 7.41410         0
    01/01/2010 to 12/31/2010.........  $ 7.41410    $ 8.76777         0
    01/01/2011 to 04/29/2011.........  $ 8.76777    $ 9.83375         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10136    $ 5.57335         0
    01/01/2009 to 12/31/2009.........  $ 5.57335    $ 9.12527         0
    01/01/2010 to 12/31/2010.........  $ 9.12527    $10.97104         0
    01/01/2011 to 12/31/2011.........  $10.97104    $ 8.60101         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.99815    $10.29756         0
    01/01/2008 to 12/31/2008.........  $10.29756    $10.23824         0
    01/01/2009 to 12/31/2009.........  $10.23824    $11.09694         0
    01/01/2010 to 12/31/2010.........  $11.09694    $11.33686         0
    01/01/2011 to 12/31/2011.........  $11.33686    $11.39825         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.99815    $10.48561         0
    01/01/2008 to 12/31/2008.........  $10.48561    $10.07735         0
    01/01/2009 to 12/31/2009.........  $10.07735    $11.54657         0
    01/01/2010 to 12/31/2010.........  $11.54657    $12.22988         0
    01/01/2011 to 12/31/2011.........  $12.22988    $12.40784         0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.03349    $10.36204         0
    01/01/2008 to 12/31/2008.........  $10.36204    $ 8.20346         0
    01/01/2009 to 12/31/2009.........  $ 8.20346    $ 9.68266         0
    01/01/2010 to 12/31/2010.........  $ 9.68266    $10.52738         0
    01/01/2011 to 12/31/2011.........  $10.52738    $10.45482         0
 AST QMA US EQUITY ALPHA PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.08932    $ 9.70245         0
    01/01/2008 to 12/31/2008.........  $ 9.70245    $ 5.84646         0
    01/01/2009 to 12/31/2009.........  $ 5.84646    $ 7.00319         0
    01/01/2010 to 12/31/2010.........  $ 7.00319    $ 7.92253         0
    01/01/2011 to 12/31/2011.........  $ 7.92253    $ 8.05960         0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99861    $ 8.89866         0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06777    $10.28928         0
    01/01/2008 to 12/31/2008.........  $10.28928    $ 7.06265         0
    01/01/2009 to 12/31/2009.........  $ 7.06265    $ 8.84835         0
    01/01/2010 to 12/31/2010.........  $ 8.84835    $ 9.72815         0
    01/01/2011 to 12/31/2011.........  $ 9.72815    $ 9.24234         0
 AST SMALL-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.09118    $ 9.96110         0
    01/01/2008 to 12/31/2008.........  $ 9.96110    $ 6.36649         0
    01/01/2009 to 12/31/2009.........  $ 6.36649    $ 8.38268         0
    01/01/2010 to 12/31/2010.........  $ 8.38268    $11.24433         0
    01/01/2011 to 12/31/2011.........  $11.24433    $10.94837         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.08521    $ 9.33168         0
    01/01/2008 to 12/31/2008.........  $ 9.33168    $ 6.44885         0
    01/01/2009 to 12/31/2009.........  $ 6.44885    $ 8.05322         0
    01/01/2010 to 12/31/2010.........  $ 8.05322    $ 9.97697         0
    01/01/2011 to 12/31/2011.........  $ 9.97697    $ 9.22409         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.06319    $10.10841         0
    01/01/2008 to 12/31/2008.........  $10.10841    $ 7.36066         0
    01/01/2009 to 12/31/2009.........  $ 7.36066    $ 8.98477         0
    01/01/2010 to 12/31/2010.........  $ 8.98477    $ 9.85367         0
    01/01/2011 to 12/31/2011.........  $ 9.85367    $ 9.88135         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.08990    $ 9.44027         0
    01/01/2008 to 12/31/2008.........  $ 9.44027    $ 5.39439         0
    01/01/2009 to 12/31/2009.........  $ 5.39439    $ 6.56645         0
    01/01/2010 to 12/31/2010.........  $ 6.56645    $ 7.31183         0
    01/01/2011 to 12/31/2011.........  $ 7.31183    $ 7.07190         0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.98144    $10.53870         0
    01/01/2008 to 12/31/2008.........  $10.53870    $10.11020         0
    01/01/2009 to 12/31/2009.........  $10.11020    $11.14552         0
    01/01/2010 to 12/31/2010.........  $11.14552    $11.58863         0
    01/01/2011 to 12/31/2011.........  $11.58863    $11.86517         0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.14370    $10.00708         0
    01/01/2008 to 12/31/2008.........  $10.00708    $ 5.84797         0
    01/01/2009 to 12/31/2009.........  $ 5.84797    $ 8.81937         0
    01/01/2010 to 12/31/2010.........  $ 8.81937    $10.04316         0
    01/01/2011 to 12/31/2011.........  $10.04316    $ 9.70810         0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.21158    $11.52768         0
    01/01/2008 to 12/31/2008.........  $11.52768    $ 5.66891         0
    01/01/2009 to 12/31/2009.........  $ 5.66891    $ 8.32488         0
    01/01/2010 to 12/31/2010.........  $ 8.32488    $ 9.86005         0
    01/01/2011 to 12/31/2011.........  $ 9.86005    $ 8.24906         0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.10350    $10.22335         0
    01/01/2008 to 12/31/2008.........  $10.22335    $ 5.79748         0
    01/01/2009 to 12/31/2009.........  $ 5.79748    $ 7.32143         0
    01/01/2010 to 12/31/2010.........  $ 7.32143    $ 8.25276         0
    01/01/2011 to 12/31/2011.........  $ 8.25276    $ 7.83460         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99861    $ 9.97925         0
    01/01/2008 to 12/31/2008.........  $ 9.97925    $ 9.30103         0
    01/01/2009 to 12/31/2009.........  $ 9.30103    $10.20914         0
    01/01/2010 to 12/31/2010.........  $10.20914    $10.82122         0
    01/01/2011 to 12/31/2011.........  $10.82122    $11.28166         0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07810    $ 6.64193         0
    01/01/2009 to 12/31/2009.........  $ 6.64193    $ 8.49448         0
    01/01/2010 to 12/31/2010.........  $ 8.49448    $ 9.20782         0
    01/01/2011 to 12/31/2011.........  $ 9.20782    $ 8.90286         0

* Denotes the start date of these sub-accounts

                               PREMIER Bb SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.75%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.58438    $ 9.26448     5,326,490
    01/01/2010 to 12/31/2010.........  $ 9.26448    $10.19462     5,089,366
    01/01/2011 to 12/31/2011.........  $10.19462    $ 9.75312     4,414,821
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.78881    $ 9.65571     1,546,021
    01/01/2010 to 12/31/2010.........  $ 9.65571    $10.79033     1,571,211
    01/01/2011 to 12/31/2011.........  $10.79033    $10.61693     1,431,282
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.47791    $ 8.03080         6,596
    01/01/2010 to 12/31/2010.........  $ 8.03080    $ 8.98555        11,755
    01/01/2011 to 12/31/2011.........  $ 8.98555    $ 9.14661         2,574
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.93555    $ 9.55557     2,782,580
    01/01/2010 to 12/31/2010.........  $ 9.55557    $10.54773     2,691,285
    01/01/2011 to 12/31/2011.........  $10.54773    $10.24057     2,316,352
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99857    $ 9.16255        12,751
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.19335    $ 7.84238         2,315
    01/01/2010 to 12/31/2010.........  $ 7.84238    $ 8.66644         2,249
    01/01/2011 to 12/31/2011.........  $ 8.66644    $ 8.47561         1,076

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009.........  $ 9.68422    $ 9.38572             0
    01/01/2010 to 12/31/2010.........  $ 9.38572    $10.19992             0
    01/01/2011 to 12/31/2011.........  $10.19992    $10.99092             0
 AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009.........  $11.37811    $11.12056             0
    01/01/2010 to 12/31/2010.........  $11.12056    $12.15179             0
    01/01/2011 to 12/31/2011.........  $12.15179    $13.56492             0
 AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009.........  $11.33898    $10.98780             0
    01/01/2010 to 12/31/2010.........  $10.98780    $12.02578           100
    01/01/2011 to 12/31/2011.........  $12.02578    $13.70693           506
 AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009.........  $ 9.37595    $ 8.79604             0
    01/01/2010 to 12/31/2010.........  $ 8.79604    $ 9.66876        58,389
    01/01/2011 to 12/31/2011.........  $ 9.66876    $11.27734            95
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99810    $11.01729        38,657
    01/01/2011 to 12/31/2011.........  $11.01729    $13.02623       638,952
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99857    $12.03025       286,401
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.32460    $ 9.00313     5,643,870
    01/01/2010 to 12/31/2010.........  $ 9.00313    $10.03170     5,740,105
    01/01/2011 to 12/31/2011.........  $10.03170    $ 9.62010     5,142,553
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.78100    $ 8.34595       120,538
    01/01/2010 to 12/31/2010.........  $ 8.34595    $ 9.37899       168,807
    01/01/2011 to 12/31/2011.........  $ 9.37899    $ 8.99772       123,003
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.47141    $ 8.90471       167,537
    01/01/2010 to 12/31/2010.........  $ 8.90471    $ 9.79462       219,911
    01/01/2011 to 12/31/2011.........  $ 9.79462    $ 9.45152       190,109
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.21355    $ 7.88735         3,042
    01/01/2010 to 12/31/2010.........  $ 7.88735    $ 9.97588         3,002
    01/01/2011 to 12/31/2011.........  $ 9.97588    $10.45070         1,299
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.97110    $ 7.78612         2,497
    01/01/2010 to 12/31/2010.........  $ 7.78612    $10.14271         7,539
    01/01/2011 to 12/31/2011.........  $10.14271    $ 8.66144         4,659

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.47031    $ 8.93974        26,953
    01/01/2010 to 12/31/2010.........  $ 8.93974    $ 9.95667        62,320
    01/01/2011 to 12/31/2011.........  $ 9.95667    $ 9.54376        42,822
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.14653    $ 8.79712     1,202,613
    01/01/2010 to 12/31/2010.........  $ 8.79712    $ 9.88773     1,180,706
    01/01/2011 to 12/31/2011.........  $ 9.88773    $ 9.57167       945,215
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.66755    $ 8.13678     1,588,708
    01/01/2010 to 12/31/2010.........  $ 8.13678    $ 9.51787     1,677,327
    01/01/2011 to 12/31/2011.........  $ 9.51787    $ 8.77313     1,401,227
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.72759    $ 8.11460         4,642
    01/01/2010 to 12/31/2010.........  $ 8.11460    $ 9.58600         8,225
    01/01/2011 to 12/31/2011.........  $ 9.58600    $ 8.94656         4,220
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.72494    $ 9.89579         4,004
    01/01/2010 to 12/31/2010.........  $ 9.89579    $10.72625         4,220
    01/01/2011 to 12/31/2011.........  $10.72625    $10.12478         1,716
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.43986    $ 7.78118         4,897
    01/01/2010 to 12/31/2010.........  $ 7.78118    $ 8.63286         9,895
    01/01/2011 to 12/31/2011.........  $ 8.63286    $ 8.01634         5,256
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.73522    $10.39351         7,059
    01/01/2010 to 12/31/2010.........  $10.39351    $12.24001         9,473
    01/01/2011 to 12/31/2011.........  $12.24001    $11.67165         4,236
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.40937    $ 9.52067             0
    01/01/2010 to 12/31/2010.........  $ 9.52067    $11.86158           678
    01/01/2011 to 12/31/2011.........  $11.86158    $11.80975           427
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.27974    $10.37011         4,733
    01/01/2010 to 12/31/2010.........  $10.37011    $11.56763         6,252
    01/01/2011 to 12/31/2011.........  $11.56763    $11.72970         3,189

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.26577    $ 8.88380       67,144
    01/01/2010 to 12/31/2010.........  $ 8.88380    $ 9.93736      119,181
    01/01/2011 to 12/31/2011.........  $ 9.93736    $ 9.71107       68,162
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.78411    $ 9.23061      196,954
    01/01/2010 to 12/31/2010.........  $ 9.23061    $10.12402      196,131
    01/01/2011 to 12/31/2011.........  $10.12402    $ 9.89972      158,625
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.15048    $ 8.06631        4,243
    01/01/2010 to 12/31/2010.........  $ 8.06631    $ 9.07693        5,838
    01/01/2011 to 12/31/2011.........  $ 9.07693    $ 7.76802        3,046
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.83892    $ 8.87760        3,530
    01/01/2010 to 12/31/2010.........  $ 8.87760    $ 9.69193        7,861
    01/01/2011 to 12/31/2011.........  $ 9.69193    $ 8.33006        3,732
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.77146    $11.73237      128,909
    01/01/2010 to 12/31/2010.........  $11.73237    $12.77720       95,027
    01/01/2011 to 12/31/2011.........  $12.77720    $14.12060      187,387
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.83226    $10.24727      458,937
    01/01/2010 to 12/31/2010.........  $10.24727    $10.80817      460,917
    01/01/2011 to 12/31/2011.........  $10.80817    $10.64726      472,112
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08396    $10.28967          219
    01/01/2010 to 12/31/2010.........  $10.28967    $11.25705        2,266
    01/01/2011 to 12/31/2011.........  $11.25705    $11.13692        1,226
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14535    $10.29945            0
    01/01/2010 to 12/31/2010.........  $10.29945    $11.51148        3,884
    01/01/2011 to 12/31/2011.........  $11.51148    $10.64939        4,117
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.50773    $ 8.75281        5,437
    01/01/2010 to 12/31/2010.........  $ 8.75281    $ 9.21909       12,381
    01/01/2011 to 12/31/2011.........  $ 9.21909    $ 8.23160        7,644

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.58515    $ 7.08407        1,262
    01/01/2010 to 12/31/2010.........  $ 7.08407    $ 7.87845        7,746
    01/01/2011 to 12/31/2011.........  $ 7.87845    $ 7.41911        3,072
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.02771    $10.89824        2,313
    01/01/2010 to 12/31/2010.........  $10.89824    $12.14768        1,264
    01/01/2011 to 12/31/2011.........  $12.14768    $13.15337        1,206
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.39753    $ 8.14798        7,793
    01/01/2010 to 12/31/2010.........  $ 8.14798    $ 9.58964       14,449
    01/01/2011 to 12/31/2011.........  $ 9.58964    $ 9.33879        7,967
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.52319    $10.00657        4,376
    01/01/2010 to 12/31/2010.........  $10.00657    $11.01926        2,936
    01/01/2011 to 12/31/2011.........  $11.01926    $10.49074        1,831
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.39300    $ 8.97986          604
    01/01/2010 to 12/31/2010.........  $ 8.97986    $ 9.95374        4,601
    01/01/2011 to 12/31/2011.........  $ 9.95374    $ 9.72471        1,801
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.56293    $ 8.71638        1,504
    01/01/2010 to 12/31/2010.........  $ 8.71638    $10.58897        1,510
    01/01/2011 to 12/31/2011.........  $10.58897    $10.04800          608
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.55669    $10.44180       27,394
    01/01/2010 to 12/31/2010.........  $10.44180    $10.26477       20,194
    01/01/2011 to 12/31/2011.........  $10.26477    $10.09057       14,484
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.95154    $ 8.07728        1,187
    01/01/2010 to 12/31/2010.........  $ 8.07728    $ 9.79886        3,335
    01/01/2011 to 12/31/2011.........  $ 9.79886    $ 9.39128        1,377
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02848    $10.06951            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.02355    $ 8.72450        3,055
    01/01/2010 to 12/31/2010.........  $ 8.72450    $11.03351        8,033
    01/01/2011 to 12/31/2011.........  $11.03351    $11.02690        3,421

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.15630    $ 7.49518         2,765
    01/01/2010 to 12/31/2010.........  $ 7.49518    $ 8.85927         3,680
    01/01/2011 to 04/29/2011.........  $ 8.85927    $ 9.93478             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.18191    $ 9.11891         4,932
    01/01/2010 to 12/31/2010.........  $ 9.11891    $10.95795        14,211
    01/01/2011 to 12/31/2011.........  $10.95795    $ 8.58654         9,133
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.92079    $11.48658         3,251
    01/01/2010 to 12/31/2010.........  $11.48658    $11.72926        11,456
    01/01/2011 to 12/31/2011.........  $11.72926    $11.78694         9,762
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.86732    $12.05880        52,387
    01/01/2010 to 12/31/2010.........  $12.05880    $12.76610        80,428
    01/01/2011 to 12/31/2011.........  $12.76610    $12.94556        46,981
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.94421    $10.38444     1,417,628
    01/01/2010 to 12/31/2010.........  $10.38444    $11.28481     1,469,096
    01/01/2011 to 12/31/2011.........  $11.28481    $11.20146     1,377,189
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01849    $10.06939             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.09113    $ 7.75928           534
    01/01/2010 to 12/31/2010.........  $ 7.75928    $ 8.77355           588
    01/01/2011 to 12/31/2011.........  $ 8.77355    $ 8.92102         5,253
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99857    $ 8.89568         1,189
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.89047    $ 9.71715       170,482
    01/01/2010 to 12/31/2010.........  $ 9.71715    $10.67818       242,375
    01/01/2011 to 12/31/2011.........  $10.67818    $10.13994       193,517
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.66830    $ 8.77180         2,301
    01/01/2010 to 12/31/2010.........  $ 8.77180    $11.76047         3,732
    01/01/2011 to 12/31/2011.........  $11.76047    $11.44523         1,577

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.43141    $ 8.36348         4,832
    01/01/2010 to 12/31/2010.........  $ 8.36348    $10.35634         6,939
    01/01/2011 to 12/31/2011.........  $10.35634    $ 9.57011         3,019
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.12791    $ 9.85774     1,077,905
    01/01/2010 to 12/31/2010.........  $ 9.85774    $10.80580     1,134,743
    01/01/2011 to 12/31/2011.........  $10.80580    $10.83087     1,009,735
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.69039    $ 7.28736           229
    01/01/2010 to 12/31/2010.........  $ 7.28736    $ 8.11059         1,352
    01/01/2011 to 12/31/2011.........  $ 8.11059    $ 7.84060           530
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.54579    $11.71854         6,106
    01/01/2010 to 12/31/2010.........  $11.71854    $12.17856         5,121
    01/01/2011 to 12/31/2011.........  $12.17856    $12.46302         4,174
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.41735    $ 9.79749         6,044
    01/01/2010 to 12/31/2010.........  $ 9.79749    $11.15143        28,201
    01/01/2011 to 12/31/2011.........  $11.15143    $10.77407         8,146
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.31185    $ 9.78660        18,507
    01/01/2010 to 12/31/2010.........  $ 9.78660    $11.58555        26,610
    01/01/2011 to 12/31/2011.........  $11.58555    $ 9.68778        13,221
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.45011    $ 8.20138        38,652
    01/01/2010 to 12/31/2010.........  $ 8.20138    $ 9.24013        44,538
    01/01/2011 to 12/31/2011.........  $ 9.24013    $ 8.76758        26,079
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.44766    $10.19841         6,401
    01/01/2010 to 12/31/2010.........  $10.19841    $10.80459         9,567
    01/01/2011 to 12/31/2011.........  $10.80459    $11.25875         5,671

* Denotes the start date of these sub-accounts

                               PREMIER Bb SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV AND HD GRO (1.80%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.66793    $ 7.57016         0
    01/01/2009 to 12/31/2009.........  $ 7.57016    $ 9.24767         0
    01/01/2010 to 12/31/2010.........  $ 9.24767    $10.17096         0
    01/01/2011 to 12/31/2011.........  $10.17096    $ 9.72567         0
 AST ADVANCED STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.78166    $ 7.77480         0
    01/01/2009 to 12/31/2009.........  $ 7.77480    $ 9.63835         0
    01/01/2010 to 12/31/2010.........  $ 9.63835    $10.76564         0
    01/01/2011 to 12/31/2011.........  $10.76564    $10.58741         0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.02331    $ 6.92900         0
    01/01/2009 to 12/31/2009.........  $ 6.92900    $ 8.01628         0
    01/01/2010 to 12/31/2010.........  $ 8.01628    $ 8.96487         0
    01/01/2011 to 12/31/2011.........  $ 8.96487    $ 9.12113         0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.74461    $ 7.87536         0
    01/01/2009 to 12/31/2009.........  $ 7.87536    $ 9.53832         0
    01/01/2010 to 12/31/2010.........  $ 9.53832    $10.52351         0
    01/01/2011 to 12/31/2011.........  $10.52351    $10.21197         0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99853    $ 9.15952         0
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.23053    $ 6.73868         0
    01/01/2009 to 12/31/2009.........  $ 6.73868    $ 7.82812         0
    01/01/2010 to 12/31/2010.........  $ 7.82812    $ 8.64657         0
    01/01/2011 to 12/31/2011.........  $ 8.64657    $ 8.45207         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........  $ 9.99902    $ 9.38108            0
    01/01/2010 to 12/31/2010.........  $ 9.38108    $10.18982            0
    01/01/2011 to 12/31/2011.........  $10.18982    $10.97479            0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........  $ 9.99854    $12.03844            0
    01/01/2009 to 12/31/2009.........  $12.03844    $11.11003            0
    01/01/2010 to 12/31/2010.........  $11.11003    $12.13429            0
    01/01/2011 to 12/31/2011.........  $12.13429    $13.53876            0
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........  $ 9.99854    $12.10728            0
    01/01/2009 to 12/31/2009.........  $12.10728    $10.97728            0
    01/01/2010 to 12/31/2010.........  $10.97728    $12.00827            0
    01/01/2011 to 12/31/2011.........  $12.00827    $13.68041            0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........  $ 9.99902    $ 8.79160            0
    01/01/2010 to 12/31/2010.........  $ 8.79160    $ 9.65901            0
    01/01/2011 to 12/31/2011.........  $ 9.65901    $11.26044            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99804    $11.01180        8,111
    01/01/2011 to 12/31/2011.........  $11.01180    $13.01321       15,068
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99853    $12.02437            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.64512    $ 7.29960            0
    01/01/2009 to 12/31/2009.........  $ 7.29960    $ 8.98690            0
    01/01/2010 to 12/31/2010.........  $ 8.98690    $10.00882            0
    01/01/2011 to 12/31/2011.........  $10.00882    $ 9.59353            0
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09924    $ 6.69228            0
    01/01/2009 to 12/31/2009.........  $ 6.69228    $ 8.33899            0
    01/01/2010 to 12/31/2010.........  $ 8.33899    $ 9.36653            0
    01/01/2011 to 12/31/2011.........  $ 9.36653    $ 8.98138            0
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08106    $ 7.34068            0
    01/01/2009 to 12/31/2009.........  $ 7.34068    $ 8.89743            0
    01/01/2010 to 12/31/2010.........  $ 8.89743    $ 9.78180            0
    01/01/2011 to 12/31/2011.........  $ 9.78180    $ 9.43446            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.54882    $ 6.07516         0
    01/01/2009 to 12/31/2009.........  $ 6.07516    $ 7.87308         0
    01/01/2010 to 12/31/2010.........  $ 7.87308    $ 9.95295         0
    01/01/2011 to 12/31/2011.........  $ 9.95295    $10.42158         0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 07/18/2008.........  $ 7.90885    $ 7.72699         0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.69091    $ 5.96393         0
    01/01/2009 to 12/31/2009.........  $ 5.96393    $ 7.77201         0
    01/01/2010 to 12/31/2010.........  $ 7.77201    $10.11934         0
    01/01/2011 to 12/31/2011.........  $10.11934    $ 8.63723         0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10357    $ 7.50079         0
    01/01/2009 to 12/31/2009.........  $ 7.50079    $ 8.93234         0
    01/01/2010 to 12/31/2010.........  $ 8.93234    $ 9.94340         0
    01/01/2011 to 12/31/2011.........  $ 9.94340    $ 9.52637         0
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.69808    $ 7.21784         0
    01/01/2009 to 12/31/2009.........  $ 7.21784    $ 8.78121         0
    01/01/2010 to 12/31/2010.........  $ 8.78121    $ 9.86497         0
    01/01/2011 to 12/31/2011.........  $ 9.86497    $ 9.54494         0
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.50085    $ 6.56357         0
    01/01/2009 to 12/31/2009.........  $ 6.56357    $ 8.12237         0
    01/01/2010 to 12/31/2010.........  $ 8.12237    $ 9.49626         0
    01/01/2011 to 12/31/2011.........  $ 9.49626    $ 8.74891         0
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99854    $ 7.46903         0
    01/01/2009 to 11/13/2009.........  $ 7.46903    $ 8.34495         0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17522    $ 6.11016         0
    01/01/2009 to 12/31/2009.........  $ 6.11016    $ 8.10892         0
    01/01/2010 to 12/31/2010.........  $ 8.10892    $ 9.57456         0
    01/01/2011 to 12/31/2011.........  $ 9.57456    $ 8.93153         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.25527    $ 6.73082         0
    01/01/2009 to 12/31/2009.........  $ 6.73082    $ 9.87807         0
    01/01/2010 to 12/31/2010.........  $ 9.87807    $10.70162         0
    01/01/2011 to 12/31/2011.........  $10.70162    $10.09654         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.55757    $ 6.63384         0
    01/01/2009 to 12/31/2009.........  $ 6.63384    $ 7.76698         0
    01/01/2010 to 12/31/2010.........  $ 7.76698    $ 8.61281         0
    01/01/2011 to 12/31/2011.........  $ 8.61281    $ 7.99378         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.44056    $ 6.72291         0
    01/01/2009 to 12/31/2009.........  $ 6.72291    $10.37465         0
    01/01/2010 to 12/31/2010.........  $10.37465    $12.21170         0
    01/01/2011 to 12/31/2011.........  $12.21170    $11.63890         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03342    $ 7.63533         0
    01/01/2009 to 12/31/2009.........  $ 7.63533    $ 9.51399         0
    01/01/2010 to 12/31/2010.........  $ 9.51399    $11.84749         0
    01/01/2011 to 12/31/2011.........  $11.84749    $11.78974         0
 AST HIGH YIELD PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.51829    $ 7.77374         0
    01/01/2009 to 12/31/2009.........  $ 7.77374    $10.35129         0
    01/01/2010 to 12/31/2010.........  $10.35129    $11.54100         0
    01/01/2011 to 12/31/2011.........  $11.54100    $11.69693         0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11176    $ 7.13394         0
    01/01/2009 to 12/31/2009.........  $ 7.13394    $ 8.87666         0
    01/01/2010 to 12/31/2010.........  $ 8.87666    $ 9.92453         0
    01/01/2011 to 12/31/2011.........  $ 9.92453    $ 9.69377         0
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08924    $ 7.60965         0
    01/01/2009 to 12/31/2009.........  $ 7.60965    $ 9.22304         0
    01/01/2010 to 12/31/2010.........  $ 9.22304    $10.11078         0
    01/01/2011 to 12/31/2011.........  $10.11078    $ 9.88185         0
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.04774    $ 6.05863         0
    01/01/2009 to 12/31/2009.........  $ 6.05863    $ 8.05179         0
    01/01/2010 to 12/31/2010.........  $ 8.05179    $ 9.05613         0
    01/01/2011 to 12/31/2011.........  $ 9.05613    $ 7.74633         0
 AST INTERNATIONAL VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.22025    $ 6.91270         0
    01/01/2009 to 12/31/2009.........  $ 6.91270    $ 8.86147         0
    01/01/2010 to 12/31/2010.........  $ 8.86147    $ 9.66951         0
    01/01/2011 to 12/31/2011.........  $ 9.66951    $ 8.30663         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99854    $10.72041         0
    01/01/2009 to 12/31/2009.........  $10.72041    $11.72128         0
    01/01/2010 to 12/31/2010.........  $11.72128    $12.75879         0
    01/01/2011 to 12/31/2011.........  $12.75879    $14.09332         0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.79862    $ 8.53380         0
    01/01/2009 to 12/31/2009.........  $ 8.53380    $10.22881         0
    01/01/2010 to 12/31/2010.........  $10.22881    $10.78339         0
    01/01/2011 to 12/31/2011.........  $10.78339    $10.61771         0
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08392    $10.28893         0
    01/01/2010 to 12/31/2010.........  $10.28893    $11.25088         0
    01/01/2011 to 12/31/2011.........  $11.25088    $11.12535         0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14530    $10.29877         0
    01/01/2010 to 12/31/2010.........  $10.29877    $11.50507         0
    01/01/2011 to 12/31/2011.........  $11.50507    $10.63826         0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.32384    $ 6.54565         0
    01/01/2009 to 12/31/2009.........  $ 6.54565    $ 8.73715         0
    01/01/2010 to 12/31/2010.........  $ 8.73715    $ 9.19808         0
    01/01/2011 to 12/31/2011.........  $ 9.19808    $ 8.20882         0
 AST LARGE-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.92036    $ 6.02732         0
    01/01/2009 to 12/31/2009.........  $ 6.02732    $ 7.07131         0
    01/01/2010 to 12/31/2010.........  $ 7.07131    $ 7.86044         0
    01/01/2011 to 12/31/2011.........  $ 7.86044    $ 7.39857         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.67274    $ 8.22753         0
    01/01/2009 to 12/31/2009.........  $ 8.22753    $10.87864         0
    01/01/2010 to 12/31/2010.........  $10.87864    $12.11990         0
    01/01/2011 to 12/31/2011.........  $12.11990    $13.11683         0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.37106    $ 6.38093         0
    01/01/2009 to 12/31/2009.........  $ 6.38093    $ 8.13344         0
    01/01/2010 to 12/31/2010.........  $ 8.13344    $ 9.56772         0
    01/01/2011 to 12/31/2011.........  $ 9.56772    $ 9.31287         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.88205    $ 7.73203         0
    01/01/2009 to 12/31/2009.........  $ 7.73203    $ 9.98846         0
    01/01/2010 to 12/31/2010.........  $ 9.98846    $10.99392         0
    01/01/2011 to 12/31/2011.........  $10.99392    $10.46150         0
 AST MFS GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.72178    $ 7.34079         0
    01/01/2009 to 12/31/2009.........  $ 7.34079    $ 8.96358         0
    01/01/2010 to 12/31/2010.........  $ 8.96358    $ 9.93078         0
    01/01/2011 to 12/31/2011.........  $ 9.93078    $ 9.69742         0
 AST MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.71384    $ 6.37746         0
    01/01/2009 to 12/31/2009.........  $ 6.37746    $ 8.70075         0
    01/01/2010 to 12/31/2010.........  $ 8.70075    $10.56476         0
    01/01/2011 to 12/31/2011.........  $10.56476    $10.02005         0
 AST MONEY MARKET PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.53168    $10.58460         0
    01/01/2009 to 12/31/2009.........  $10.58460    $10.42287         0
    01/01/2010 to 12/31/2010.........  $10.42287    $10.24097         0
    01/01/2011 to 12/31/2011.........  $10.24097    $10.06247         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.33158    $ 5.83598         0
    01/01/2009 to 12/31/2009.........  $ 5.83598    $ 8.06289         0
    01/01/2010 to 12/31/2010.........  $ 8.06289    $ 9.77667         0
    01/01/2011 to 12/31/2011.........  $ 9.77667    $ 9.36543         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02844    $10.06864         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.79963    $ 6.83068         0
    01/01/2009 to 12/31/2009.........  $ 6.83068    $ 8.70875         0
    01/01/2010 to 12/31/2010.........  $ 8.70875    $11.00805         0
    01/01/2011 to 12/31/2011.........  $11.00805    $10.99594         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.55849    $ 6.21411         0
    01/01/2009 to 12/31/2009.........  $ 6.21411    $ 7.48169         0
    01/01/2010 to 12/31/2010.........  $ 7.48169    $ 8.83896         0
    01/01/2011 to 04/29/2011.........  $ 8.83896    $ 9.91034         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10128    $ 5.57086            0
    01/01/2009 to 12/31/2009.........  $ 5.57086    $ 9.11223            0
    01/01/2010 to 12/31/2010.........  $ 9.11223    $10.94456            0
    01/01/2011 to 12/31/2011.........  $10.94456    $ 8.57180            0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.95548    $10.58896            0
    01/01/2009 to 12/31/2009.........  $10.58896    $11.46586            0
    01/01/2010 to 12/31/2010.........  $11.46586    $11.70221            0
    01/01/2011 to 12/31/2011.........  $11.70221    $11.75406            0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.23573    $10.51549            0
    01/01/2009 to 12/31/2009.........  $10.51549    $12.03657            0
    01/01/2010 to 12/31/2010.........  $12.03657    $12.73627            0
    01/01/2011 to 12/31/2011.........  $12.73627    $12.90899            0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.87352    $ 8.79094            0
    01/01/2009 to 12/31/2009.........  $ 8.79094    $10.36581            0
    01/01/2010 to 12/31/2010.........  $10.36581    $11.25907            0
    01/01/2011 to 12/31/2011.........  $11.25907    $11.17037            0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01845    $10.06852            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.89035    $ 6.47223            0
    01/01/2009 to 12/31/2009.........  $ 6.47223    $ 7.74505            0
    01/01/2010 to 12/31/2010.........  $ 7.74505    $ 8.75311            0
    01/01/2011 to 12/31/2011.........  $ 8.75311    $ 8.89581            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99853    $ 8.89271            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.67439    $ 7.74969            0
    01/01/2009 to 12/31/2009.........  $ 7.74969    $ 9.69959       20,237
    01/01/2010 to 12/31/2010.........  $ 9.69959    $10.65364       14,914
    01/01/2011 to 12/31/2011.........  $10.65364    $10.11172       10,650
 AST SMALL-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.34751    $ 6.65658            0
    01/01/2009 to 12/31/2009.........  $ 6.65658    $ 8.75597            0
    01/01/2010 to 12/31/2010.........  $ 8.75597    $11.73364            0
    01/01/2011 to 12/31/2011.........  $11.73364    $11.41357            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.02102    $ 6.69183            0
    01/01/2009 to 12/31/2009.........  $ 6.69183    $ 8.34836            0
    01/01/2010 to 12/31/2010.........  $ 8.34836    $10.33253            0
    01/01/2011 to 12/31/2011.........  $10.33253    $ 9.54341            0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.57406    $ 8.06926            0
    01/01/2009 to 12/31/2009.........  $ 8.06926    $ 9.83995       13,198
    01/01/2010 to 12/31/2010.........  $ 9.83995    $10.78102        9,823
    01/01/2011 to 12/31/2011.........  $10.78102    $10.80085        6,761
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.77313    $ 5.98171            0
    01/01/2009 to 12/31/2009.........  $ 5.98171    $ 7.27422            0
    01/01/2010 to 12/31/2010.........  $ 7.27422    $ 8.09199            0
    01/01/2011 to 12/31/2011.........  $ 8.09199    $ 7.81876            0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $11.34463    $10.62110            0
    01/01/2009 to 12/31/2009.........  $10.62110    $11.69736            0
    01/01/2010 to 12/31/2010.........  $11.69736    $12.15050            0
    01/01/2011 to 12/31/2011.........  $12.15050    $12.42820            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/28/2008 to 12/31/2008.........  $ 9.92140    $ 6.49123            0
    01/01/2009 to 12/31/2009.........  $ 6.49123    $ 9.77985            0
    01/01/2010 to 12/31/2010.........  $ 9.77985    $11.12583            0
    01/01/2011 to 12/31/2011.........  $11.12583    $10.74403            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/28/2008 to 12/31/2008.........  $12.20388    $ 6.65868            0
    01/01/2009 to 12/31/2009.........  $ 6.65868    $ 9.76890            0
    01/01/2010 to 12/31/2010.........  $ 9.76890    $11.55903            0
    01/01/2011 to 12/31/2011.........  $11.55903    $ 9.66094            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.39432    $ 6.48888            0
    01/01/2009 to 12/31/2009.........  $ 6.48888    $ 8.18645            0
    01/01/2010 to 12/31/2010.........  $ 8.18645    $ 9.21884            0
    01/01/2011 to 12/31/2011.........  $ 9.21884    $ 8.74318            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    01/28/2008 to 12/31/2008.........  $10.23348    $ 9.29077         0
    01/01/2009 to 12/31/2009.........  $ 9.29077    $10.18779         0
    01/01/2010 to 12/31/2010.........  $10.18779    $10.78811         0
    01/01/2011 to 12/31/2011.........  $10.78811    $11.23601         0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07808    $ 6.63754         0
    01/01/2009 to 12/31/2009.........  $ 6.63754    $ 8.48048         0
    01/01/2010 to 12/31/2010.........  $ 8.48048    $ 9.18367         0
    01/01/2011 to 12/31/2011.........  $ 9.18367    $ 8.87079         0

* Denotes the start date of these sub-accounts

                               PREMIER Bb SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
 (2.05%) OR LIFETIME FIVE INCOME BENEFIT AND HIGHEST DAILY VALUE DEATH BENEFIT
                 (2.05%) OR HD GRO 60 BPS AND COMBO DB (2.05%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.02518    $11.25870     2,543,454
    01/01/2008 to 12/31/2008.........  $11.25870    $ 7.52065     4,290,790
    01/01/2009 to 12/31/2009.........  $ 7.52065    $ 9.16461     6,403,388
    01/01/2010 to 12/31/2010.........  $ 9.16461    $10.05503     6,481,639
    01/01/2011 to 12/31/2011.........  $10.05503    $ 9.59133     5,215,981
 AST ADVANCED STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.87602    $11.22908       451,141
    01/01/2008 to 12/31/2008.........  $11.22908    $ 7.72388     1,193,763
    01/01/2009 to 12/31/2009.........  $ 7.72388    $ 9.55169     2,392,702
    01/01/2010 to 12/31/2010.........  $ 9.55169    $10.64273     2,509,896
    01/01/2011 to 12/31/2011.........  $10.64273    $10.44088     1,976,971
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.33105    $10.76521        50,360
    01/01/2008 to 12/31/2008.........  $10.76521    $ 6.88354        51,088
    01/01/2009 to 12/31/2009.........  $ 6.88354    $ 7.94405        56,131
    01/01/2010 to 12/31/2010.........  $ 7.94405    $ 8.86235        55,174
    01/01/2011 to 12/31/2011.........  $ 8.86235    $ 8.99478        72,443
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.93947    $11.19855     1,045,566
    01/01/2008 to 12/31/2008.........  $11.19855    $ 7.82382     3,006,296
    01/01/2009 to 12/31/2009.........  $ 7.82382    $ 9.45287     5,940,132
    01/01/2010 to 12/31/2010.........  $ 9.45287    $10.40364     6,021,508
    01/01/2011 to 12/31/2011.........  $10.40364    $10.07115     5,192,756
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99833    $ 9.14439        11,718

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK VALUE PORTFOLIO FORMERLY, AST VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.31210    $10.89644       110,209
    01/01/2008 to 12/31/2008.........  $10.89644    $ 6.69452        69,103
    01/01/2009 to 12/31/2009.........  $ 6.69452    $ 7.75779        96,419
    01/01/2010 to 12/31/2010.........  $ 7.75779    $ 8.54781        76,351
    01/01/2011 to 12/31/2011.........  $ 8.54781    $ 8.33514        85,319
 AST BOND PORTFOLIO 2016
    05/01/2009* to 12/31/2009........  $ 9.93822    $ 9.61299             0
    01/01/2010 to 12/31/2010.........  $ 9.61299    $10.41615             0
    01/01/2011 to 12/31/2011.........  $10.41615    $11.19107             0
 AST BOND PORTFOLIO 2018
    05/01/2009* to 12/31/2009........  $ 9.92265    $ 9.67902             0
    01/01/2010 to 12/31/2010.........  $ 9.67902    $10.54551             0
    01/01/2011 to 12/31/2011.........  $10.54551    $11.73731             0
 AST BOND PORTFOLIO 2019
    05/01/2009* to 12/31/2009........  $ 9.90543    $ 9.57969             0
    01/01/2010 to 12/31/2010.........  $ 9.57969    $10.45380             0
    01/01/2011 to 12/31/2011.........  $10.45380    $11.88036             0
 AST BOND PORTFOLIO 2020
    05/01/2009* to 12/31/2009........  $ 9.88414    $ 9.25455             0
    01/01/2010 to 12/31/2010.........  $ 9.25455    $10.14278             0
    01/01/2011 to 12/31/2011.........  $10.14278    $11.79550             0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99778    $10.98498             0
    01/01/2011 to 12/31/2011.........  $10.98498    $12.94990             0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99833    $11.99503             0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.17672    $11.37500     2,558,602
    01/01/2008 to 12/31/2008.........  $11.37500    $ 7.25187     4,323,643
    01/01/2009 to 12/31/2009.........  $ 7.25187    $ 8.90621     7,701,858
    01/01/2010 to 12/31/2010.........  $ 8.90621    $ 9.89472     8,056,803
    01/01/2011 to 12/31/2011.........  $ 9.89472    $ 9.46090     6,257,591
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09917    $ 6.68122       138,308
    01/01/2009 to 12/31/2009.........  $ 6.68122    $ 8.30477       532,687
    01/01/2010 to 12/31/2010.........  $ 8.30477    $ 9.30511       678,275
    01/01/2011 to 12/31/2011.........  $ 9.30511    $ 8.90067       508,100

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08099    $ 7.32858       218,544
    01/01/2009 to 12/31/2009.........  $ 7.32858    $ 8.86096       858,467
    01/01/2010 to 12/31/2010.........  $ 8.86096    $ 9.71786       897,851
    01/01/2011 to 12/31/2011.........  $ 9.71786    $ 9.34997       818,528
 AST COHEN & STEERS REALTY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.91754    $ 9.48340        85,556
    01/01/2008 to 12/31/2008.........  $ 9.48340    $ 6.03531        98,068
    01/01/2009 to 12/31/2009.........  $ 6.03531    $ 7.80228        99,922
    01/01/2010 to 12/31/2010.........  $ 7.80228    $ 9.83932       115,670
    01/01/2011 to 12/31/2011.........  $ 9.83932    $10.27737        91,118
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.51485    $ 8.40420        40,522
    01/01/2008 to 07/18/2008.........  $ 8.40420    $ 7.68481             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.67469    $10.81494        51,954
    01/01/2008 to 12/31/2008.........  $10.81494    $ 5.92475        40,190
    01/01/2009 to 12/31/2009.........  $ 5.92475    $ 7.70205        69,359
    01/01/2010 to 12/31/2010.........  $ 7.70205    $10.00370        82,880
    01/01/2011 to 12/31/2011.........  $10.00370    $ 8.51771        98,852
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10350    $ 7.48844       188,704
    01/01/2009 to 12/31/2009.........  $ 7.48844    $ 8.89587       378,474
    01/01/2010 to 12/31/2010.........  $ 8.89587    $ 9.87870       410,194
    01/01/2011 to 12/31/2011.........  $ 9.87870    $ 9.44116       359,039
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.04320    $11.16999       355,077
    01/01/2008 to 12/31/2008.........  $11.16999    $ 7.17065     1,052,064
    01/01/2009 to 12/31/2009.........  $ 7.17065    $ 8.70250     2,453,023
    01/01/2010 to 12/31/2010.........  $ 8.70250    $ 9.75259     2,624,502
    01/01/2011 to 12/31/2011.........  $ 9.75259    $ 9.41320     2,330,805
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.03705    $11.22337       428,297
    01/01/2008 to 12/31/2008.........  $11.22337    $ 6.52045       992,417
    01/01/2009 to 12/31/2009.........  $ 6.52045    $ 8.04911     2,930,136
    01/01/2010 to 12/31/2010.........  $ 8.04911    $ 9.38759     2,993,576
    01/01/2011 to 12/31/2011.........  $ 9.38759    $ 8.62754     2,121,795
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99834    $ 7.46062        92,522
    01/01/2009 to 11/13/2009.........  $ 7.46062    $ 8.31782             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
  SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                        ------------ ------------ --------------
  AST GLOBAL REAL ESTATE PORTFOLIO
     07/21/2008* to 12/31/2008.......  $10.17501    $ 6.10332        2,015
     01/01/2009 to 12/31/2009........  $ 6.10332    $ 8.07992        7,533
     01/01/2010 to 12/31/2010........  $ 8.07992    $ 9.51698        8,974
     01/01/2011 to 12/31/2011........  $ 9.51698    $ 8.85615       14,313
  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
     09/04/2007 to 12/31/2007........  $11.37188    $11.42452      117,879
     01/01/2008 to 12/31/2008........  $11.42452    $ 6.68665      134,309
     01/01/2009 to 12/31/2009........  $ 6.68665    $ 9.78901      210,444
     01/01/2010 to 12/31/2010........  $ 9.78901    $10.57926      191,290
     01/01/2011 to 12/31/2011........  $10.57926    $ 9.95673      183,045
  AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
  FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
     09/04/2007 to 12/31/2007........  $11.44560    $11.34013       60,992
     01/01/2008 to 12/31/2008........  $11.34013    $ 6.59044       59,215
     01/01/2009 to 12/31/2009........  $ 6.59044    $ 7.69719      108,452
     01/01/2010 to 12/31/2010........  $ 7.69719    $ 8.51452      108,896
     01/01/2011 to 12/31/2011........  $ 8.51452    $ 7.88321      123,164
  AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
     09/04/2007 to 12/31/2007........  $11.46925    $11.51201       70,051
     01/01/2008 to 12/31/2008........  $11.51201    $ 6.67880       74,451
     01/01/2009 to 12/31/2009........  $ 6.67880    $10.28128      146,279
     01/01/2010 to 12/31/2010........  $10.28128    $12.07219      125,854
     01/01/2011 to 12/31/2011........  $12.07219    $11.47775      107,922
  AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
     07/21/2008* to 12/31/2008.......  $10.03322    $ 7.62678       11,741
     01/01/2009 to 12/31/2009........  $ 7.62678    $ 9.47993       27,806
     01/01/2010 to 12/31/2010........  $ 9.47993    $11.77620       35,349
     01/01/2011 to 12/31/2011........  $11.77620    $11.69023       46,437
  AST HIGH YIELD PORTFOLIO
     09/04/2007 to 12/31/2007........  $10.42138    $10.58506       67,232
     01/01/2008 to 12/31/2008........  $10.58506    $ 7.72288       52,614
     01/01/2009 to 12/31/2009........  $ 7.72288    $10.25837       98,174
     01/01/2010 to 12/31/2010........  $10.25837    $11.40941      117,981
     01/01/2011 to 12/31/2011........  $11.40941    $11.53541      101,852
  AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
     05/01/2008* to 12/31/2008.......  $10.11169    $ 7.12219       92,463
     01/01/2009 to 12/31/2009........  $ 7.12219    $ 8.84025      303,986
     01/01/2010 to 12/31/2010........  $ 8.84025    $ 9.85968      322,410
     01/01/2011 to 12/31/2011........  $ 9.85968    $ 9.60684      288,926

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08918    $ 7.59716       111,892
    01/01/2009 to 12/31/2009.........  $ 7.59716    $ 9.18532       424,265
    01/01/2010 to 12/31/2010.........  $ 9.18532    $10.04474       457,592
    01/01/2011 to 12/31/2011.........  $10.04474    $ 9.79338       445,565
 AST INTERNATIONAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.44416    $12.34222       115,136
    01/01/2008 to 12/31/2008.........  $12.34222    $ 6.01888       132,206
    01/01/2009 to 12/31/2009.........  $ 6.01888    $ 7.97937       144,204
    01/01/2010 to 12/31/2010.........  $ 7.97937    $ 8.95266       142,115
    01/01/2011 to 12/31/2011.........  $ 8.95266    $ 7.63921       121,556
 AST INTERNATIONAL VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $12.28926    $12.51580       161,390
    01/01/2008 to 12/31/2008.........  $12.51580    $ 6.86748       157,577
    01/01/2009 to 12/31/2009.........  $ 6.86748    $ 8.78189       161,271
    01/01/2010 to 12/31/2010.........  $ 8.78189    $ 9.55932       143,460
    01/01/2011 to 12/31/2011.........  $ 9.55932    $ 8.19186       116,484
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........  $ 9.99834    $10.69598     9,882,729
    01/01/2009 to 12/31/2009.........  $10.69598    $11.66588     3,643,097
    01/01/2010 to 12/31/2010.........  $11.66588    $12.66748     1,688,626
    01/01/2011 to 12/31/2011.........  $12.66748    $13.95826     6,300,372
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.94133    $10.50173        92,521
    01/01/2008 to 12/31/2008.........  $10.50173    $ 8.47786       881,341
    01/01/2009 to 12/31/2009.........  $ 8.47786    $10.13685     1,938,181
    01/01/2010 to 12/31/2010.........  $10.13685    $10.66025     1,964,380
    01/01/2011 to 12/31/2011.........  $10.66025    $10.47082     1,595,962
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08372    $10.28564             0
    01/01/2010 to 12/31/2010.........  $10.28564    $11.21966         2,278
    01/01/2011 to 12/31/2011.........  $11.21966    $11.06744         6,036
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14510    $10.29546         3,105
    01/01/2010 to 12/31/2010.........  $10.29546    $11.47335        23,527
    01/01/2011 to 12/31/2011.........  $11.47335    $10.58293        19,439
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.09584    $11.32088       105,867
    01/01/2008 to 12/31/2008.........  $11.32088    $ 6.50272       129,416
    01/01/2009 to 12/31/2009.........  $ 6.50272    $ 8.65847       155,384
    01/01/2010 to 12/31/2010.........  $ 8.65847    $ 9.09287       151,899
    01/01/2011 to 12/31/2011.........  $ 9.09287    $ 8.09515       137,104

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.08921    $10.44409      128,473
    01/01/2008 to 12/31/2008.........  $10.44409    $ 5.98792      156,705
    01/01/2009 to 12/31/2009.........  $ 5.98792    $ 7.00799      193,547
    01/01/2010 to 12/31/2010.........  $ 7.00799    $ 7.77093      189,197
    01/01/2011 to 12/31/2011.........  $ 7.77093    $ 7.29646      159,734
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.70998    $10.86861       19,664
    01/01/2008 to 12/31/2008.........  $10.86861    $ 8.17364       32,923
    01/01/2009 to 12/31/2009.........  $ 8.17364    $10.78110       62,345
    01/01/2010 to 12/31/2010.........  $10.78110    $11.98174       71,336
    01/01/2011 to 12/31/2011.........  $11.98174    $12.93561      180,918
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.95322    $11.48245      121,725
    01/01/2008 to 12/31/2008.........  $11.48245    $ 6.33900      158,966
    01/01/2009 to 12/31/2009.........  $ 6.33900    $ 8.06019      162,034
    01/01/2010 to 12/31/2010.........  $ 8.06019    $ 9.45837      169,419
    01/01/2011 to 12/31/2011.........  $ 9.45837    $ 9.18401      142,218
 AST MFS GLOBAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.63760    $11.87567       27,105
    01/01/2008 to 12/31/2008.........  $11.87567    $ 7.68143       39,719
    01/01/2009 to 12/31/2009.........  $ 7.68143    $ 9.89869       46,304
    01/01/2010 to 12/31/2010.........  $ 9.89869    $10.86845       43,950
    01/01/2011 to 12/31/2011.........  $10.86845    $10.31678       63,362
 AST MFS GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.13911    $11.68399       22,402
    01/01/2008 to 12/31/2008.........  $11.68399    $ 7.29262       35,994
    01/01/2009 to 12/31/2009.........  $ 7.29262    $ 8.88300       44,333
    01/01/2010 to 12/31/2010.........  $ 8.88300    $ 9.81745       73,010
    01/01/2011 to 12/31/2011.........  $ 9.81745    $ 9.56339       55,757
 AST MID-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.84580    $10.44960       50,093
    01/01/2008 to 12/31/2008.........  $10.44960    $ 6.33563       46,590
    01/01/2009 to 12/31/2009.........  $ 6.33563    $ 8.62254       68,287
    01/01/2010 to 12/31/2010.........  $ 8.62254    $10.44421       75,740
    01/01/2011 to 12/31/2011.........  $10.44421    $ 9.88148       80,974

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
  SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
  ------------                        ------------ ------------ --------------
  AST MONEY MARKET PORTFOLIO
     09/04/2007 to 12/31/2007........  $10.37810    $10.46814      175,527
     01/01/2008 to 12/31/2008........  $10.46814    $10.51516      724,864
     01/01/2009 to 12/31/2009........  $10.51516    $10.32932      319,983
     01/01/2010 to 12/31/2010........  $10.32932    $10.12431      206,149
     01/01/2011 to 12/31/2011........  $10.12431    $ 9.92340      219,016
  AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
     09/04/2007 to 12/31/2007........  $10.30703    $10.24685       61,947
     01/01/2008 to 12/31/2008........  $10.24685    $ 5.79762       71,201
     01/01/2009 to 12/31/2009........  $ 5.79762    $ 7.99019      124,978
     01/01/2010 to 12/31/2010........  $ 7.99019    $ 9.66466      149,323
     01/01/2011 to 12/31/2011........  $ 9.66466    $ 9.23545      113,194
  AST NEUBERGER BERMAN CORE BOND PORTFOLIO
     10/31/2011* to 12/31/2011.......  $10.02824    $10.06439            0
  AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
     09/04/2007 to 12/31/2007........  $11.94753    $12.18878       86,925
     01/01/2008 to 12/31/2008........  $12.18878    $ 6.78592       79,919
     01/01/2009 to 12/31/2009........  $ 6.78592    $ 8.63048       83,258
     01/01/2010 to 12/31/2010........  $ 8.63048    $10.88248       98,518
     01/01/2011 to 12/31/2011........  $10.88248    $10.84403       84,077
  AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
     09/04/2007 to 12/31/2007........  $10.23347    $10.96429       51,379
     01/01/2008 to 12/31/2008........  $10.96429    $ 6.17342       59,718
     01/01/2009 to 12/31/2009........  $ 6.17342    $ 7.41439       56,938
     01/01/2010 to 12/31/2010........  $ 7.41439    $ 8.73801       57,476
     01/01/2011 to 04/29/2011........  $ 8.73801    $ 9.78938            0
  AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
     07/21/2008* to 12/31/2008.......  $10.10108    $ 5.56466          868
     01/01/2009 to 12/31/2009........  $ 5.56466    $ 9.07977       76,455
     01/01/2010 to 12/31/2010........  $ 9.07977    $10.87894      147,559
     01/01/2011 to 12/31/2011........  $10.87894    $ 8.49952      116,033
  AST PIMCO LIMITED MATURITY BOND PORTFOLIO
     09/04/2007 to 12/31/2007........  $10.31981    $10.61705       38,117
     01/01/2008 to 12/31/2008........  $10.61705    $10.51970      171,215
     01/01/2009 to 12/31/2009........  $10.51970    $11.36291      155,535
     01/01/2010 to 12/31/2010........  $11.36291    $11.56869      218,728
     01/01/2011 to 12/31/2011........  $11.56869    $11.59154      151,373
  AST PIMCO TOTAL RETURN BOND PORTFOLIO
     09/04/2007 to 12/31/2007........  $10.41205    $10.90759      232,812
     01/01/2008 to 12/31/2008........  $10.90759    $10.44693      477,777
     01/01/2009 to 12/31/2009........  $10.44693    $11.92891      789,347
     01/01/2010 to 12/31/2010........  $11.92891    $12.59155      951,902
     01/01/2011 to 12/31/2011........  $12.59155    $12.73127      781,155

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.73032    $11.06941       280,016
    01/01/2008 to 12/31/2008.........  $11.06941    $ 8.73325     1,646,436
    01/01/2009 to 12/31/2009.........  $ 8.73325    $10.27253     4,619,314
    01/01/2010 to 12/31/2010.........  $10.27253    $11.13028     4,613,315
    01/01/2011 to 12/31/2011.........  $11.13028    $11.01569     4,303,458
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01825    $10.06428             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.14673    $10.70742       102,748
    01/01/2008 to 12/31/2008.........  $10.70742    $ 6.42985       105,318
    01/01/2009 to 12/31/2009.........  $ 6.42985    $ 7.67574       107,762
    01/01/2010 to 12/31/2010.........  $ 7.67574    $ 8.65355        99,843
    01/01/2011 to 12/31/2011.........  $ 8.65355    $ 8.77316        81,735
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99833    $ 8.87815           147
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.02495    $11.25493        52,850
    01/01/2008 to 12/31/2008.........  $11.25493    $ 7.69891       252,783
    01/01/2009 to 12/31/2009.........  $ 7.69891    $ 9.61241       564,588
    01/01/2010 to 12/31/2010.........  $ 9.61241    $10.53198       666,716
    01/01/2011 to 12/31/2011.........  $10.53198    $ 9.97185       558,660
 AST SMALL-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.52962    $10.38230        43,610
    01/01/2008 to 12/31/2008.........  $10.38230    $ 6.61289        53,553
    01/01/2009 to 12/31/2009.........  $ 6.61289    $ 8.67722        60,460
    01/01/2010 to 12/31/2010.........  $ 8.67722    $11.59956        63,825
    01/01/2011 to 12/31/2011.........  $11.59956    $11.25555        63,905
 AST SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.44420    $ 9.65301        77,915
    01/01/2008 to 12/31/2008.........  $ 9.65301    $ 6.64799       124,833
    01/01/2009 to 12/31/2009.........  $ 6.64799    $ 8.27329       134,882
    01/01/2010 to 12/31/2010.........  $ 8.27329    $10.21456       134,234
    01/01/2011 to 12/31/2011.........  $10.21456    $ 9.41140       133,500
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.00971    $11.04690       151,827
    01/01/2008 to 12/31/2008.........  $11.04690    $ 8.01637       729,439
    01/01/2009 to 12/31/2009.........  $ 8.01637    $ 9.75142     1,560,710
    01/01/2010 to 12/31/2010.........  $ 9.75142    $10.65781     1,608,768
    01/01/2011 to 12/31/2011.........  $10.65781    $10.65113     1,421,578

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.16594    $10.43535       59,523
    01/01/2008 to 12/31/2008.........  $10.43535    $ 5.94250       66,453
    01/01/2009 to 12/31/2009.........  $ 5.94250    $ 7.20882      114,365
    01/01/2010 to 12/31/2010.........  $ 7.20882    $ 7.99959      111,640
    01/01/2011 to 12/31/2011.........  $ 7.99959    $ 7.71059      128,242
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.46475    $11.03673       70,825
    01/01/2008 to 12/31/2008.........  $11.03673    $10.55165      155,019
    01/01/2009 to 12/31/2009.........  $10.55165    $11.59239      154,889
    01/01/2010 to 12/31/2010.........  $11.59239    $12.01191      102,119
    01/01/2011 to 12/31/2011.........  $12.01191    $12.25648       87,685
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.23701    $11.07338      105,160
    01/01/2008 to 12/31/2008.........  $11.07338    $ 6.44882      143,903
    01/01/2009 to 12/31/2009.........  $ 6.44882    $ 9.69200      172,730
    01/01/2010 to 12/31/2010.........  $ 9.69200    $10.99898      189,286
    01/01/2011 to 12/31/2011.........  $10.99898    $10.59556      190,812
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.97036    $13.49811      280,545
    01/01/2008 to 12/31/2008.........  $13.49811    $ 6.61501      448,501
    01/01/2009 to 12/31/2009.........  $ 6.61501    $ 9.68103      570,448
    01/01/2010 to 12/31/2010.........  $ 9.68103    $11.42701      540,982
    01/01/2011 to 12/31/2011.........  $11.42701    $ 9.52728      430,042
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.28590    $11.40714      614,520
    01/01/2008 to 12/31/2008.........  $11.40714    $ 6.44647      727,095
    01/01/2009 to 12/31/2009.........  $ 6.44647    $ 8.11299      709,214
    01/01/2010 to 12/31/2010.........  $ 8.11299    $ 9.11364      665,490
    01/01/2011 to 12/31/2011.........  $ 9.11364    $ 8.62227      578,409
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99833    $ 9.97497            0
    01/01/2008 to 12/31/2008.........  $ 9.97497    $ 9.26513       36,160
    01/01/2009 to 12/31/2009.........  $ 9.26513    $10.13485      183,941
    01/01/2010 to 12/31/2010.........  $10.13485    $10.70573      218,069
    01/01/2011 to 12/31/2011.........  $10.70573    $11.12302      217,013

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07801     $6.62657       292,960
    01/01/2009 to 12/31/2009.........  $ 6.62657     $8.44560       890,452
    01/01/2010 to 12/31/2010.........  $ 8.44560     $9.12346     1,223,525
    01/01/2011 to 12/31/2011.........  $ 9.12346     $8.79101       917,708

* Denotes the start date of these sub-accounts

                               PREMIER Bb SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.65084    $10.91282      129,445
    01/01/2008 to 12/31/2008.........  $10.91282    $ 7.36563      142,405
    01/01/2009 to 12/31/2009.........  $ 7.36563    $ 9.06905       85,377
    01/01/2010 to 12/31/2010.........  $ 9.06905    $10.05357       99,862
    01/01/2011 to 12/31/2011.........  $10.05357    $ 9.68945      172,922
 AST ADVANCED STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.45878    $10.83452            0
    01/01/2008 to 12/31/2008.........  $10.83452    $ 7.53017            0
    01/01/2009 to 12/31/2009.........  $ 7.53017    $ 9.40896            0
    01/01/2010 to 12/31/2010.........  $ 9.40896    $10.59254            0
    01/01/2011 to 12/31/2011.........  $10.59254    $10.49952       36,272
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.68238    $10.18301            0
    01/01/2008 to 12/31/2008.........  $10.18301    $ 6.57914            0
    01/01/2009 to 12/31/2009.........  $ 6.57914    $ 7.67177        3,699
    01/01/2010 to 12/31/2010.........  $ 7.67177    $ 8.64764        4,096
    01/01/2011 to 12/31/2011.........  $ 8.64764    $ 8.86776        4,581
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.57427    $10.86097        3,120
    01/01/2008 to 12/31/2008.........  $10.86097    $ 7.66698      166,425
    01/01/2009 to 12/31/2009.........  $ 7.66698    $ 9.35958      160,708
    01/01/2010 to 12/31/2010.........  $ 9.35958    $10.40804      226,307
    01/01/2011 to 12/31/2011.........  $10.40804    $10.17985      366,569
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20827            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.54973    $10.19617        2,976
    01/01/2008 to 12/31/2008.........  $10.19617    $ 6.32963            0
    01/01/2009 to 12/31/2009.........  $ 6.32963    $ 7.41124            0
    01/01/2010 to 12/31/2010.........  $ 7.41124    $ 8.25078            0
    01/01/2011 to 12/31/2011.........  $ 8.25078    $ 8.12903        4,250
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.78415    $11.01224       40,327
    01/01/2008 to 12/31/2008.........  $11.01224    $ 7.09376       47,327
    01/01/2009 to 12/31/2009.........  $ 7.09376    $ 8.80257       75,060
    01/01/2010 to 12/31/2010.........  $ 8.80257    $ 9.88109       85,112
    01/01/2011 to 12/31/2011.........  $ 9.88109    $ 9.54594      115,629
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09946    $ 6.72784            0
    01/01/2009 to 12/31/2009.........  $ 6.72784    $ 8.44981            0
    01/01/2010 to 12/31/2010.........  $ 8.44981    $ 9.56609            0
    01/01/2011 to 12/31/2011.........  $ 9.56609    $ 9.24529       24,558
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08128    $ 7.37971            0
    01/01/2009 to 12/31/2009.........  $ 7.37971    $ 9.01552            0
    01/01/2010 to 12/31/2010.........  $ 9.01552    $ 9.99007            0
    01/01/2011 to 12/31/2011.........  $ 9.99007    $ 9.71160        5,942
 AST COHEN & STEERS REALTY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 8.96352    $ 7.81223        2,528
    01/01/2008 to 12/31/2008.........  $ 7.81223    $ 5.02371        2,463
    01/01/2009 to 12/31/2009.........  $ 5.02371    $ 6.56219        2,370
    01/01/2010 to 12/31/2010.........  $ 6.56219    $ 8.36127        3,255
    01/01/2011 to 12/31/2011.........  $ 8.36127    $ 8.82419        4,845
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.40150    $ 8.33201            0
    01/01/2008 to 07/18/2008.........  $ 8.33201    $ 7.66199            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.74191    $10.91958            0
    01/01/2008 to 12/31/2008.........  $10.91958    $ 6.04442            0
    01/01/2009 to 12/31/2009.........  $ 6.04442    $ 7.93932        3,166
    01/01/2010 to 12/31/2010.........  $ 7.93932    $10.41905        2,949
    01/01/2011 to 12/31/2011.........  $10.41905    $ 8.96343        2,264
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057            0
    01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05097            0
    01/01/2010 to 12/31/2010.........  $ 9.05097    $10.15522            0
    01/01/2011 to 12/31/2011.........  $10.15522    $ 9.80622       17,951

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.61251    $10.77036        7,255
    01/01/2008 to 12/31/2008.........  $10.77036    $ 6.98618       42,388
    01/01/2009 to 12/31/2009.........  $ 6.98618    $ 8.56682       35,985
    01/01/2010 to 12/31/2010.........  $ 8.56682    $ 9.70021       34,782
    01/01/2011 to 12/31/2011.........  $ 9.70021    $ 9.45972       70,843
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.96857    $11.19117          469
    01/01/2008 to 12/31/2008.........  $11.19117    $ 6.56949          393
    01/01/2009 to 12/31/2009.........  $ 6.56949    $ 8.19394       29,491
    01/01/2010 to 12/31/2010.........  $ 8.19394    $ 9.65573       34,201
    01/01/2011 to 12/31/2011.........  $ 9.65573    $ 8.96603       49,820
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49594        5,059
    01/01/2009 to 11/13/2009.........  $ 7.49594    $ 8.43273            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17586    $ 6.13224            0
    01/01/2009 to 12/31/2009.........  $ 6.13224    $ 8.20276          146
    01/01/2010 to 12/31/2010.........  $ 8.20276    $ 9.76197          137
    01/01/2011 to 12/31/2011.........  $ 9.76197    $ 9.17833          541
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.44473    $11.53628        4,723
    01/01/2008 to 12/31/2008.........  $11.53628    $ 6.82244        4,600
    01/01/2009 to 12/31/2009.........  $ 6.82244    $10.09167        4,428
    01/01/2010 to 12/31/2010.........  $10.09167    $11.01965        5,277
    01/01/2011 to 12/31/2011.........  $11.01965    $10.47885        6,194
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.68301    $10.62005            0
    01/01/2008 to 12/31/2008.........  $10.62005    $ 6.23634            0
    01/01/2009 to 12/31/2009.........  $ 6.23634    $ 7.35950        6,458
    01/01/2010 to 12/31/2010.........  $ 7.35950    $ 8.22556        5,948
    01/01/2011 to 12/31/2011.........  $ 8.22556    $ 7.69478        7,670
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.40892    $11.48986        1,492
    01/01/2008 to 12/31/2008.........  $11.48986    $ 6.73541            0
    01/01/2009 to 12/31/2009.........  $ 6.73541    $10.47635          231
    01/01/2010 to 12/31/2010.........  $10.47635    $12.42903          782
    01/01/2011 to 12/31/2011.........  $12.42903    $11.93976        1,490

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03407    $ 7.66279          431
    01/01/2009 to 12/31/2009.........  $ 7.66279    $ 9.62383          517
    01/01/2010 to 12/31/2010.........  $ 9.62383    $12.07909        1,114
    01/01/2011 to 12/31/2011.........  $12.07909    $12.11532        1,906
 AST HIGH YIELD PORTFOLIO
    09/04/2007 to 12/31/2007.........  $ 9.77923    $ 9.96607            0
    01/01/2008 to 12/31/2008.........  $ 9.96607    $ 7.34697            0
    01/01/2009 to 12/31/2009.........  $ 7.34697    $ 9.86035        3,032
    01/01/2010 to 12/31/2010.........  $ 9.86035    $11.08074       18,004
    01/01/2011 to 12/31/2011.........  $11.08074    $11.31919       24,364
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11197    $ 7.17178            0
    01/01/2009 to 12/31/2009.........  $ 7.17178    $ 8.99427            0
    01/01/2010 to 12/31/2010.........  $ 8.99427    $10.13569            0
    01/01/2011 to 12/31/2011.........  $10.13569    $ 9.97825        1,208
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08946    $ 7.64998          744
    01/01/2009 to 12/31/2009.........  $ 7.64998    $ 9.34543        2,369
    01/01/2010 to 12/31/2010.........  $ 9.34543    $10.32606        7,551
    01/01/2011 to 12/31/2011.........  $10.32606    $10.17206       13,151
 AST INTERNATIONAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.13767    $12.05201            0
    01/01/2008 to 12/31/2008.........  $12.05201    $ 5.93863            0
    01/01/2009 to 12/31/2009.........  $ 5.93863    $ 7.95483          448
    01/01/2010 to 12/31/2010.........  $ 7.95483    $ 9.01789          458
    01/01/2011 to 12/31/2011.........  $ 9.01789    $ 7.77483          437
 AST INTERNATIONAL VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.40158    $11.65068            0
    01/01/2008 to 12/31/2008.........  $11.65068    $ 6.45950            0
    01/01/2009 to 12/31/2009.........  $ 6.45950    $ 8.34615            0
    01/01/2010 to 12/31/2010.........  $ 8.34615    $ 9.17929          607
    01/01/2011 to 12/31/2011.........  $ 9.17929    $ 7.94794        1,773
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.56432    $10.17383            0
    01/01/2008 to 12/31/2008.........  $10.17383    $ 8.29858       10,258
    01/01/2009 to 12/31/2009.........  $ 8.29858    $10.02568       41,174
    01/01/2010 to 12/31/2010.........  $10.02568    $10.65289       41,076
    01/01/2011 to 12/31/2011.........  $10.65289    $10.57215       44,156

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08457    $10.29963            0
    01/01/2010 to 12/31/2010.........  $10.29963    $11.35164            0
    01/01/2011 to 12/31/2011.........  $11.35164    $11.31377            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14595    $10.30944            0
    01/01/2010 to 12/31/2010.........  $10.30944    $11.60815          678
    01/01/2011 to 12/31/2011.........  $11.60815    $10.81845        1,493
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.72520    $10.97941        2,000
    01/01/2008 to 12/31/2008.........  $10.97941    $ 6.37232        7,415
    01/01/2009 to 12/31/2009.........  $ 6.37232    $ 8.57302       10,158
    01/01/2010 to 12/31/2010.........  $ 8.57302    $ 9.09678       10,379
    01/01/2011 to 12/31/2011.........  $ 9.09678    $ 8.18270       11,011
 AST LARGE-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.41786    $ 9.84473            0
    01/01/2008 to 12/31/2008.........  $ 9.84473    $ 5.70314            0
    01/01/2009 to 12/31/2009.........  $ 5.70314    $ 6.74404            0
    01/01/2010 to 12/31/2010.........  $ 6.74404    $ 7.55590          197
    01/01/2011 to 12/31/2011.........  $ 7.55590    $ 7.16817        1,094
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.13724    $10.32185            0
    01/01/2008 to 12/31/2008.........  $10.32185    $ 7.84324            0
    01/01/2009 to 12/31/2009.........  $ 7.84324    $10.45274        5,287
    01/01/2010 to 12/31/2010.........  $10.45274    $11.73757        4,794
    01/01/2011 to 12/31/2011.........  $11.73757    $12.80336        8,496
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.90804    $11.47337        2,345
    01/01/2008 to 12/31/2008.........  $11.47337    $ 6.40005            0
    01/01/2009 to 12/31/2009.........  $ 6.40005    $ 8.22241        6,687
    01/01/2010 to 12/31/2010.........  $ 8.22241    $ 9.74903        6,413
    01/01/2011 to 12/31/2011.........  $ 9.74903    $ 9.56442        5,154
 AST MFS GLOBAL EQUITY PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.69618    $10.95164            0
    01/01/2008 to 12/31/2008.........  $10.95164    $ 7.15759        1,243
    01/01/2009 to 12/31/2009.........  $ 7.15759    $ 9.31966       15,605
    01/01/2010 to 12/31/2010.........  $ 9.31966    $10.33903       12,339
    01/01/2011 to 12/31/2011.........  $10.33903    $ 9.91614       18,473

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.01515    $11.59267            0
    01/01/2008 to 12/31/2008.........  $11.59267    $ 7.31108          440
    01/01/2009 to 12/31/2009.........  $ 7.31108    $ 8.99798        3,010
    01/01/2010 to 12/31/2010.........  $ 8.99798    $10.04775        2,559
    01/01/2011 to 12/31/2011.........  $10.04775    $ 9.88927        3,386
 AST MID-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.45914    $10.11084            0
    01/01/2008 to 12/31/2008.........  $10.11084    $ 6.19415            0
    01/01/2009 to 12/31/2009.........  $ 6.19415    $ 8.51751            0
    01/01/2010 to 12/31/2010.........  $ 8.51751    $10.42410            0
    01/01/2011 to 12/31/2011.........  $10.42410    $ 9.96483          972
 AST MONEY MARKET PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.17709    $10.29973            0
    01/01/2008 to 12/31/2008.........  $10.29973    $10.45357       10,390
    01/01/2009 to 12/31/2009.........  $10.45357    $10.37528        8,118
    01/01/2010 to 12/31/2010.........  $10.37528    $10.27485       23,603
    01/01/2011 to 12/31/2011.........  $10.27485    $10.17598       28,226
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.28279    $10.25701        2,202
    01/01/2008 to 12/31/2008.........  $10.25701    $ 5.86395        1,930
    01/01/2009 to 12/31/2009.........  $ 5.86395    $ 8.16575       10,813
    01/01/2010 to 12/31/2010.........  $ 8.16575    $ 9.97960       10,171
    01/01/2011 to 12/31/2011.........  $ 9.97960    $ 9.63540       10,393
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.54987    $11.82260            0
    01/01/2008 to 12/31/2008.........  $11.82260    $ 6.65075            0
    01/01/2009 to 12/31/2009.........  $ 6.65075    $ 8.54648            0
    01/01/2010 to 12/31/2010.........  $ 8.54648    $10.88845            0
    01/01/2011 to 12/31/2011.........  $10.88845    $10.96268          424
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.93215    $11.75209            0
    01/01/2008 to 12/31/2008.........  $11.75209    $ 6.68601            0
    01/01/2009 to 12/31/2009.........  $ 6.68601    $ 8.11354          149
    01/01/2010 to 12/31/2010.........  $ 8.11354    $ 9.66127          139
    01/01/2011 to 04/29/2011.........  $ 9.66127    $10.86028            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093            0
    01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21761          129
    01/01/2010 to 12/31/2010.........  $ 9.21761    $11.15868          125
    01/01/2011 to 12/31/2011.........  $11.15868    $ 8.80869        2,616

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.14687    $10.47408        6,233
    01/01/2008 to 12/31/2008.........  $10.47408    $10.48603        6,071
    01/01/2009 to 12/31/2009.........  $10.48603    $11.44430       46,373
    01/01/2010 to 12/31/2010.........  $11.44430    $11.77276       96,945
    01/01/2011 to 12/31/2011.........  $11.77276    $11.91843      101,716
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.04735    $10.56075            0
    01/01/2008 to 12/31/2008.........  $10.56075    $10.21988        1,836
    01/01/2009 to 12/31/2009.........  $10.21988    $11.79093       23,401
    01/01/2010 to 12/31/2010.........  $11.79093    $12.57524       35,839
    01/01/2011 to 12/31/2011.........  $12.57524    $12.84647       42,310
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.39240    $10.75670            0
    01/01/2008 to 12/31/2008.........  $10.75670    $ 8.57497       34,793
    01/01/2009 to 12/31/2009.........  $ 8.57497    $10.19125       87,454
    01/01/2010 to 12/31/2010.........  $10.19125    $11.15697      108,923
    01/01/2011 to 12/31/2011.........  $11.15697    $11.15675      207,615
 AST QMA US EQUITY ALPHA PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.76093    $10.37151            0
    01/01/2008 to 12/31/2008.........  $10.37151    $ 6.29304            0
    01/01/2009 to 12/31/2009.........  $ 6.29304    $ 7.59041            0
    01/01/2010 to 12/31/2010.........  $ 7.59041    $ 8.64622            0
    01/01/2011 to 12/31/2011.........  $ 8.64622    $ 8.85664          491
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93992            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.61370    $10.87140        1,400
    01/01/2008 to 12/31/2008.........  $10.87140    $ 7.51399        1,359
    01/01/2009 to 12/31/2009.........  $ 7.51399    $ 9.47895        9,547
    01/01/2010 to 12/31/2010.........  $ 9.47895    $10.49368       18,919
    01/01/2011 to 12/31/2011.........  $10.49368    $10.03860       22,204
 AST SMALL-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.58104    $10.46802            0
    01/01/2008 to 12/31/2008.........  $10.46802    $ 6.73693            0
    01/01/2009 to 12/31/2009.........  $ 6.73693    $ 8.93194            0
    01/01/2010 to 12/31/2010.........  $ 8.93194    $12.06406            0
    01/01/2011 to 12/31/2011.........  $12.06406    $11.82778          819

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.17574    $ 9.43656        1,552
    01/01/2008 to 12/31/2008.........  $ 9.43656    $ 6.56669            0
    01/01/2009 to 12/31/2009.........  $ 6.56669    $ 8.25723            0
    01/01/2010 to 12/31/2010.........  $ 8.25723    $10.30053            0
    01/01/2011 to 12/31/2011.........  $10.30053    $ 9.58913          680
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.50779    $10.57860          492
    01/01/2008 to 12/31/2008.........  $10.57860    $ 7.75653       39,334
    01/01/2009 to 12/31/2009.........  $ 7.75653    $ 9.53361       42,393
    01/01/2010 to 12/31/2010.........  $ 9.53361    $10.52807       33,991
    01/01/2011 to 12/31/2011.........  $10.52807    $10.63067       60,944
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.48097    $ 9.82815        5,487
    01/01/2008 to 12/31/2008.........  $ 9.82815    $ 5.65507        5,921
    01/01/2009 to 12/31/2009.........  $ 5.65507    $ 6.93144        5,658
    01/01/2010 to 12/31/2010.........  $ 6.93144    $ 7.77169        5,028
    01/01/2011 to 12/31/2011.........  $ 7.77169    $ 7.56873        6,045
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.13991    $10.73003            0
    01/01/2008 to 12/31/2008.........  $10.73003    $10.36499        3,077
    01/01/2009 to 12/31/2009.........  $10.36499    $11.50569       10,277
    01/01/2010 to 12/31/2010.........  $11.50569    $12.04612       11,386
    01/01/2011 to 12/31/2011.........  $12.04612    $12.41886       12,041
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    09/04/2007 to 12/31/2007.........  $11.06436    $10.93976            0
    01/01/2008 to 12/31/2008.........  $10.93976    $ 6.43744        1,333
    01/01/2009 to 12/31/2009.........  $ 6.43744    $ 9.77555        3,241
    01/01/2010 to 12/31/2010.........  $ 9.77555    $11.20897        3,920
    01/01/2011 to 12/31/2011.........  $11.20897    $10.91000        4,699
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    09/04/2007 to 12/31/2007.........  $12.32146    $13.94064            0
    01/01/2008 to 12/31/2008.........  $13.94064    $ 6.90317        6,773
    01/01/2009 to 12/31/2009.........  $ 6.90317    $10.20784       15,445
    01/01/2010 to 12/31/2010.........  $10.20784    $12.17409       13,337
    01/01/2011 to 12/31/2011.........  $12.17409    $10.25550       19,083
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    09/04/2007 to 12/31/2007.........  $10.89704    $11.05096        1,576
    01/01/2008 to 12/31/2008.........  $11.05096    $ 6.31035        3,962
    01/01/2009 to 12/31/2009.........  $ 6.31035    $ 8.02421       13,667
    01/01/2010 to 12/31/2010.........  $ 8.02421    $ 9.10752       13,459
    01/01/2011 to 12/31/2011.........  $ 9.10752    $ 8.70580       20,325

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774            0
    01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37351            0
    01/01/2009 to 12/31/2009.........  $ 9.37351    $10.35999        3,687
    01/01/2010 to 12/31/2010.........  $10.35999    $11.05727        3,593
    01/01/2011 to 12/31/2011.........  $11.05727    $11.60740        6,542
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07829    $ 6.67267        5,683
    01/01/2009 to 12/31/2009.........  $ 6.67267    $ 8.59292        9,582
    01/01/2010 to 12/31/2010.........  $ 8.59292    $ 9.37902        8,610
    01/01/2011 to 12/31/2011.........  $ 9.37902    $ 9.13111       22,166

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011



                                          SUBACCOUNTS
                  --------------------------------------------------------------
                   PRUDENTIAL   PRUDENTIAL                PRUDENTIAL  PRUDENTIAL
                     MONEY      DIVERSIFIED  PRUDENTIAL    FLEXIBLE CONSERVATIVE
                     MARKET        BOND        EQUITY      MANAGED     BALANCED
                   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                  ------------ ------------ ------------ ----------- -----------
ASSETS
 Investment in
 the portfolios,
 at fair value... $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ------------ ------------ ------------ ----------- -----------
  Net Assets..... $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ============ ============ ============ =========== ===========

NET ASSETS,
 representing:
 Accumulation
 units........... $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ------------ ------------ ------------ ----------- -----------
                  $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ============ ============ ============ =========== ===========

 Units
 outstanding.....  171,806,696  102,709,902  103,849,001   7,096,022  10,584,191
                  ============ ============ ============ =========== ===========

 Portfolio shares
 held............   20,780,000   19,623,524    7,938,172     847,959   1,239,472
 Portfolio net
 asset value per
 share........... $      10.00 $      11.74 $      23.73 $     15.99 $     16.32
 Investment in
 portfolio shares,
 at cost......... $207,800,002 $217,114,531 $211,774,217 $14,423,605 $18,949,329

STATEMENT OF OPERATIONS
For the year ended December 31, 2011

                                       SUBACCOUNTS
               -----------------------------------------------------------------
                PRUDENTIAL    PRUDENTIAL                 PRUDENTIAL   PRUDENTIAL
                  MONEY       DIVERSIFIED   PRUDENTIAL    FLEXIBLE  CONSERVATIVE
                  MARKET         BOND         EQUITY      MANAGED      BALANCED
                PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
               ------------  ------------  ------------  ----------- -----------
INVESTMENT
INCOME
 Dividend
 income....... $     48,782  $ 10,181,514  $  1,459,371  $   281,726 $   493,665
               ------------  ------------  ------------  ----------- -----------

EXPENSES
 Charges to
 contract
 owners
 for assuming
 mortality
 risk
 and expense
 risk and for
 administration   3,259,926     3,298,045     3,091,127      198,966     300,598
               ------------  ------------  ------------  ----------- -----------

NET INVESTMENT
INCOME (LOSS).   (3,211,144)    6,883,469    (1,631,756)      82,760     193,067
               ------------  ------------  ------------  ----------- -----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS
 Capital gains
 distributions
 received.....            0     5,480,515             0            0           0
 Realized gain
 (loss) on
 shares
 redeemed.....            0     2,035,267    (1,520,114)    (151,930)    185,786
 Net change in
 unrealized
 gain (loss)
 on
 investments..            0      (489,164)   (6,262,149)     480,056     284,079
               ------------  ------------  ------------  ----------- -----------

NET GAIN
(LOSS) ON
INVESTMENTS...            0     7,026,618    (7,782,263)     328,126     469,865
               ------------  ------------  ------------  ----------- -----------

NET INCREASE
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS.... $ (3,211,144) $ 13,910,087  $ (9,414,019) $   410,886 $   662,932
               ============  ============  ============  =========== ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
============     ============   ===========    ============     ===========    ============    ===========     ===========

$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
============     ============   ===========    ============     ===========    ============    ===========     ===========

 154,554,980       59,815,434     1,344,833     169,900,405      39,339,355     156,398,185     19,186,425      16,365,412
============     ============   ===========    ============     ===========    ============    ===========     ===========

  17,769,027       44,489,025       261,570       8,780,442       3,487,151      11,341,568      3,119,445       1,739,047
$      15.93     $       4.93   $     38.25    $      31.47     $     16.94    $      23.26    $     17.00     $     11.88
$334,392,074     $235,316,651   $ 9,089,114    $279,808,327     $66,909,280    $252,872,982    $50,395,678     $22,586,069


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$  3,314,788     $ 17,457,520   $    25,254    $  4,841,325     $ 1,066,748    $    879,802    $   463,568     $   359,567
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,938,549        3,530,722       184,188       4,440,698       1,006,926       4,277,768        800,850         337,995
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  (1,623,761)      13,926,798      (158,934)        400,627          59,822      (3,397,966)      (337,282)         21,572
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

           0                0             0               0               0               0        768,485               0
  (5,024,689)      (1,523,153)      689,319          18,144        (402,415)      4,568,260        650,646         225,904
 (14,627,047)      (4,105,143)   (3,321,980)      1,116,285      (5,106,244)     (3,189,625)    (1,511,159)     (3,615,512)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

 (19,651,736)      (5,628,296)   (2,632,661)      1,134,429      (5,508,659)      1,378,635        (92,028)     (3,389,608)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

$(21,275,497)    $  8,298,502   $(2,791,595)   $  1,535,056     $(5,448,837)   $ (2,019,331)   $  (429,310)    $(3,368,036)
============     ============   ===========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                -----------     -----------       -----------    ------------    -----------
  Net Assets..................................  $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                ===========     ===========       ===========    ============    ===========

NET ASSETS, representing:
  Accumulation units..........................  $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                -----------     -----------       -----------    ------------    -----------
                                                $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                ===========     ===========       ===========    ============    ===========

  Units outstanding...........................   31,233,374      49,252,234        35,341,455      32,274,129     10,468,369
                                                ===========     ===========       ===========    ============    ===========

  Portfolio shares held.......................    3,333,358       3,237,063         2,310,185       2,536,732        901,363
  Portfolio net asset value per share.........  $     19.42     $     26.72       $     22.84    $      38.15    $     18.78
  Investment in portfolio shares, at cost.....  $64,784,776     $78,467,774       $60,097,123    $ 80,175,032    $15,357,120

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $ 1,196,608     $   899,384       $   348,410    $    627,220    $   156,162
                                                -----------     -----------       -----------    ------------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      960,882       1,330,513           831,072       1,870,729        255,421
                                                -----------     -----------       -----------    ------------    -----------

NET INVESTMENT INCOME (LOSS)..................      235,726        (431,129)         (482,662)     (1,243,509)       (99,259)
                                                -----------     -----------       -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0               0                 0       1,308,043              0
  Realized gain (loss) on shares redeemed.....      223,476       1,830,225          (782,889)      9,420,957        274,986
  Net change in unrealized gain (loss) on
   investments................................   (1,844,140)     (2,414,289)       (2,599,315)    (59,879,596)      (509,887)
                                                -----------     -----------       -----------    ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS................   (1,620,664)       (584,064)       (3,382,204)    (49,150,596)      (234,901)
                                                -----------     -----------       -----------    ------------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(1,384,938)    $(1,015,193)      $(3,864,866)   $(50,394,105)   $  (334,160)
                                                ===========     ===========       ===========    ============    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                   VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- -----------  ----------------- --------------- -----------------
  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------
  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------
  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

   30,886,054     12,508,696      14,859,811       29,075,628    27,280,316      7,628,132        62,060,033       11,018,784
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

    2,060,045      4,255,326       1,255,807        3,234,359     2,699,722        173,165         8,716,778          479,614
  $     24.56    $      5.80     $     20.49      $     14.89   $     10.47     $    26.17      $      11.86      $     22.60
  $47,347,086    $27,885,922     $27,261,942      $40,600,850   $29,032,531     $4,355,326      $104,320,510      $ 9,562,178


                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                   VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- -----------  ----------------- --------------- -----------------
  $   105,079    $   526,763     $         0      $    44,507   $   254,207     $    4,437      $    779,776      $    53,830
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

      775,610        361,883         405,887          752,786       439,830         71,591         1,831,702          205,301
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

     (670,531)       164,880        (405,887)        (708,279)     (185,623)       (67,154)       (1,051,926)        (151,471)
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

            0              0               0                0     2,217,438              0                 0                0
      761,229       (472,977)        (54,024)       1,931,010       439,402         90,011           552,718          458,378
     (899,566)       169,663      (1,307,821)      (4,069,821)   (4,192,170)      (292,304)       (4,213,004)      (1,136,482)
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

     (138,337)      (303,314)     (1,361,845)      (2,138,811)   (1,535,330)      (202,293)       (3,660,286)        (678,104)
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

  $  (808,868)   $  (138,434)    $(1,767,732)     $(2,847,090)  $(1,720,953)    $ (269,447)     $ (4,712,212)     $  (829,575)
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                PRUDENTIAL SP   PRUDENTIAL SP                                   AST GOLDMAN
                                               PRUDENTIAL U.S.  GROWTH ASSET   PRUDENTIAL SP    PRUDENTIAL SP   SACHS LARGE
                                                   EMERGING      ALLOCATION    INTERNATIONAL    INTERNATIONAL    CAP VALUE
                                               GROWTH PORTFOLIO  PORTFOLIO*   GROWTH PORTFOLIO VALUE PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ---------------- --------------- ------------
ASSETS
  Investment in the portfolios, at fair value.   $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ------------    -----------    -----------      -----------   ------------
  Net Assets..................................   $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ============    ===========    ===========      ===========   ============

NET ASSETS, representing:
  Accumulation units..........................   $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ------------    -----------    -----------      -----------   ------------
                                                 $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ============    ===========    ===========      ===========   ============

  Units outstanding...........................     69,627,130              0     35,231,858       29,946,196      9,454,926
                                                 ============    ===========    ===========      ===========   ============

  Portfolio shares held.......................     16,410,667              0      9,539,353        6,844,002      5,790,179
  Portfolio net asset value per share.........   $       7.80    $      0.00    $      4.36      $      5.83   $      14.91
  Investment in portfolio shares, at cost.....   $114,549,717    $         0    $59,456,078      $55,833,212   $ 87,659,053

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                PRUDENTIAL SP   PRUDENTIAL SP                                   AST GOLDMAN
                                               PRUDENTIAL U.S.  GROWTH ASSET   PRUDENTIAL SP    PRUDENTIAL SP   SACHS LARGE
                                                   EMERGING      ALLOCATION    INTERNATIONAL    INTERNATIONAL    CAP VALUE
                                               GROWTH PORTFOLIO  PORTFOLIO*   GROWTH PORTFOLIO VALUE PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ---------------- --------------- ------------
INVESTMENT INCOME
  Dividend income.............................   $    844,863    $         0    $   668,940      $ 1,227,004   $    837,899
                                                 ------------    -----------    -----------      -----------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      2,299,176      3,867,271        814,751          806,272      1,283,161
                                                 ------------    -----------    -----------      -----------   ------------

NET INVESTMENT INCOME (LOSS)..................     (1,454,313)    (3,867,271)      (145,811)         420,732       (445,262)
                                                 ------------    -----------    -----------      -----------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      1,223,782              0              0                0              0
  Realized gain (loss) on shares redeemed.....      4,329,371     21,141,795     (3,058,173)      (2,654,708)    (6,037,352)
  Net change in unrealized gain (loss) on
   investments................................     (2,602,784)    19,518,597     (5,328,824)      (4,763,625)    (4,702,899)
                                                 ------------    -----------    -----------      -----------   ------------

NET GAIN (LOSS) ON INVESTMENTS................      2,950,369     40,660,392     (8,386,997)      (7,418,333)   (10,740,251)
                                                 ------------    -----------    -----------      -----------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $  1,496,056    $36,793,121    $(8,532,808)     $(6,997,601)  $(11,185,513)
                                                 ============    ===========    ===========      ===========   ============

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                  AST SCHRODERS                 AST J.P. MORGAN                 AST NEUBERGER
  AST AMERICAN     MULTI-ASSET     AST COHEN &     STRATEGIC                    BERMAN SMALL-                 AST FEDERATED
CENTURY INCOME & WORLD STRATEGIES STEERS REALTY  OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE
GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO
---------------- ---------------- ------------- --------------- --------------- ------------- -------------- ----------------
  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------
  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------
  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

    6,969,587        141,598,371     7,109,028     76,238,767       5,453,622              0      9,601,679       5,924,650
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

    5,673,949        114,068,217    13,505,058     62,689,882       6,361,798              0     14,853,723       7,453,467
  $     13.04     $        12.74   $      6.46   $      12.90     $      8.51    $      0.00   $       7.21    $       8.02
  $70,945,773     $1,467,180,618   $85,417,326   $785,766,188     $55,517,308    $         0   $106,696,971    $ 63,731,716


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                  AST SCHRODERS                 AST J.P. MORGAN                 AST NEUBERGER
  AST AMERICAN     MULTI-ASSET     AST COHEN &     STRATEGIC                    BERMAN SMALL-                 AST FEDERATED
CENTURY INCOME & WORLD STRATEGIES STEERS REALTY  OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE
GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO
---------------- ---------------- ------------- --------------- --------------- ------------- -------------- ----------------

  $   632,711     $   23,972,004   $   647,209   $  6,754,236     $   350,514    $         0   $  6,491,086    $    294,393
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

    1,049,682         25,737,293     1,484,359     12,847,149         717,570        184,427      1,580,026       1,112,648
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

     (416,971)        (1,765,289)     (837,150)    (6,092,913)       (367,056)      (184,427)     4,911,060        (818,255)
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

            0         13,873,907             0              0               0              0              0               0
   (1,401,039)       (31,440,539)   (4,779,918)     3,191,430      (4,626,800)     7,630,577     (1,792,319)     (9,712,881)
     (851,129)      (110,292,703)    1,709,260    (22,030,615)       (314,958)    (3,488,762)    (3,142,457)     (9,395,968)
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------
   (2,252,168)      (127,859,335)   (3,070,658)   (18,839,185)     (4,941,758)     4,141,815     (4,934,776)    (19,108,849)
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

  $(2,669,139)    $ (129,624,624)  $(3,907,808)  $(24,932,098)    $(5,308,814)   $ 3,957,388   $    (23,716)   $(19,927,104)
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                 AST GOLDMAN
                                                                                    SACHS         AST GOLDMAN
                                                 AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.   $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 -----------     -----------     -----------      ------------    ------------
  Net Assets..................................   $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 ===========     ===========     ===========      ============    ============

NET ASSETS, representing:
  Accumulation units..........................   $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 -----------     -----------     -----------      ------------    ------------
                                                 $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 ===========     ===========     ===========      ============    ============

  Units outstanding...........................     3,654,808       4,291,191       5,660,773         8,275,740      12,016,442
                                                 ===========     ===========     ===========      ============    ============

  Portfolio shares held.......................     3,465,409       3,578,033       2,231,259        18,566,950       8,349,645
  Portfolio net asset value per share.........   $     11.45     $     12.69     $     26.24      $       5.01    $      12.60
  Investment in portfolio shares, at cost.....   $39,015,400     $44,671,207     $56,847,328      $ 91,111,066    $116,368,881

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                 AST GOLDMAN
                                                                                    SACHS         AST GOLDMAN
                                                 AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ---------------
INVESTMENT INCOME
  Dividend income.............................   $   296,815     $   287,552     $   106,350      $          0    $  1,002,028
                                                 -----------     -----------     -----------      ------------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       733,161         814,222       1,125,294         1,775,403       1,288,772
                                                 -----------     -----------     -----------      ------------    ------------

NET INVESTMENT INCOME (LOSS)..................      (436,346)       (526,670)     (1,018,944)       (1,775,403)       (286,744)
                                                 -----------     -----------     -----------      ------------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0               0               0         6,085,586               0
  Realized gain (loss) on shares redeemed.....    (2,291,849)     (2,091,081)         55,282        (7,118,478)     (4,568,054)
  Net change in unrealized gain (loss) on
   investments................................    (3,243,340)     (4,159,165)     (6,320,145)      (10,861,651)       (819,842)
                                                 -----------     -----------     -----------      ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS................    (5,535,189)     (6,250,246)     (6,264,863)      (11,894,543)     (5,387,896)
                                                 -----------     -----------     -----------      ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(5,971,535)    $(6,776,916)    $(7,283,807)     $(13,669,946)   $ (5,674,640)
                                                 ===========     ===========     ===========      ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                              AST NEUBERGER                       AST
AST LORD ABBETT   AST MARSICO       AST       AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US
   CORE FIXED    CAPITAL GROWTH  MFS GROWTH   BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA
INCOME PORTFOLIO   PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------- -------------- -----------  ---------------- ------------- ---------------- ------------- ------------
  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------
  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ============    ============  ===========    ============   ============    ============    ===========  ===========

  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------
  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ============    ============  ===========    ============   ============    ============    ===========  ===========

    20,912,041      11,182,192    3,218,197       8,614,440      8,186,522      15,356,638      5,793,434    2,688,164
  ============    ============  ===========    ============   ============    ============    ===========  ===========

    21,757,068       6,166,448    3,490,624       4,633,735      5,929,647      15,558,540      6,642,055    2,423,581
  $      11.30    $      19.11  $      9.54    $      21.72   $      14.64    $      10.55    $      8.12  $     11.55
  $238,506,646    $116,398,976  $32,428,005    $ 97,123,338   $ 85,632,667    $164,852,401    $53,494,640  $27,343,021


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                              AST NEUBERGER                       AST
AST LORD ABBETT   AST MARSICO       AST       AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US
   CORE FIXED    CAPITAL GROWTH  MFS GROWTH   BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA
INCOME PORTFOLIO   PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------- -------------- -----------  ---------------- ------------- ---------------- ------------- ------------

  $  1,311,425    $    370,469  $   117,814    $          0   $    953,808    $  1,149,226    $   562,666  $   185,763
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

     1,748,786       2,032,271      533,039       1,538,448      1,637,003       2,218,355        820,741      424,918
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

      (437,361)     (1,661,802)    (415,225)     (1,538,448)      (683,195)     (1,069,129)      (258,075)    (239,155)
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

             0               0            0               0              0       2,107,308              0            0
     2,223,162      (1,571,416)     (92,841)        (16,785)    (5,513,425)       (430,496)    (2,322,679)    (734,646)
     5,151,208      (6,299,604)  (1,865,905)     (5,915,307)    (6,465,566)        (43,486)    (2,157,358)    (318,308)
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------
     7,374,370      (7,871,020)  (1,958,746)     (5,932,092)   (11,978,991)      1,633,326     (4,480,037)  (1,052,954)
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

  $  6,937,009    $ (9,532,822) $(2,373,971)   $ (7,470,540)  $(12,662,186)   $    564,197    $(4,738,112) $(1,292,109)
  ============    ============  ===========    ============   ============    ============    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                AST T. ROWE    AST T. ROWE                                     AST T. ROWE
                                               PRICE NATURAL   PRICE ASSET                      AST JPMORGAN   PRICE GLOBAL
                                                 RESOURCES     ALLOCATION     AST MFS GLOBAL   INTERNATIONAL       BOND
                                                 PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO
                                               ------------- --------------  ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value. $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ------------  --------------    ------------     ------------   ------------
  Net Assets.................................. $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ============  ==============    ============     ============   ============

NET ASSETS, representing:
  Accumulation units.......................... $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ------------  --------------    ------------     ------------   ------------
                                               $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ============  ==============    ============     ============   ============

  Units outstanding...........................   21,580,986     229,101,436       8,288,403        9,784,710     10,425,673
                                               ============  ==============    ============     ============   ============

  Portfolio shares held.......................   11,551,502     143,733,027       8,964,289        4,868,216     10,219,513
  Portfolio net asset value per share......... $      19.11  $        17.21    $       9.77     $      18.61   $      11.11
  Investment in portfolio shares, at cost..... $243,494,846  $2,383,701,794    $ 88,429,221     $ 95,141,412   $113,961,386

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                AST T. ROWE    AST T. ROWE                                     AST T. ROWE
                                               PRICE NATURAL   PRICE ASSET                      AST JPMORGAN   PRICE GLOBAL
                                                 RESOURCES     ALLOCATION     AST MFS GLOBAL   INTERNATIONAL       BOND
                                                 PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO
                                               ------------- --------------  ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income............................. $  1,653,883  $   23,551,090    $    442,558     $  1,480,001   $  2,394,570
                                               ------------  --------------    ------------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    4,587,737      35,790,224       1,451,393        1,758,387      1,592,594
                                               ------------  --------------    ------------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................   (2,933,854)    (12,239,134)     (1,008,835)        (278,386)       801,976
                                               ------------  --------------    ------------     ------------   ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0               0               0                0        669,467
  Realized gain (loss) on shares
   redeemed...................................  (21,424,084)    (23,561,430)     (3,065,557)      (8,244,379)       353,711
  Net change in unrealized gain (loss) on
   investments................................  (42,683,044)    (45,536,830)     (6,204,187)     (11,089,319)      (362,314)
                                               ------------  --------------    ------------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................  (64,107,128)    (69,098,260)     (9,269,744)     (19,333,698)       660,864
                                               ------------  --------------    ------------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(67,040,982) $  (81,337,394)   $(10,278,579)    $(19,612,084)  $  1,462,840
                                               ============  ==============    ============     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
     AST                         AST ACADEMIC                        AST                        AST FIRST TRUST
 WELLINGTON      AST CAPITAL      STRATEGIES     AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL
 MANAGEMENT      GROWTH ASSET       ASSET           ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED
HEDGED EQUITY     ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------   --------------  --------------  --------------  --------------  --------------- --------------- --------------
$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  29,415,891       287,988,840     269,021,934     339,582,149     264,390,353     130,049,406     148,843,360     193,663,052
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  29,583,485       285,394,006     265,409,953     325,212,946     243,977,270     142,372,052     161,508,555     191,468,601
$       8.99    $        10.14  $        10.27  $        10.91  $        11.76  $         9.46  $         9.20  $        10.84
$263,390,810    $2,871,824,725  $2,710,752,078  $3,372,621,344  $2,710,549,863  $1,323,461,399  $1,496,074,538  $2,016,496,787


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
     AST                         AST ACADEMIC                        AST                        AST FIRST TRUST
 WELLINGTON      AST CAPITAL      STRATEGIES     AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL
 MANAGEMENT      GROWTH ASSET       ASSET           ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED
HEDGED EQUITY     ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------   --------------  --------------  --------------  --------------  --------------- --------------- --------------
$    506,711    $   16,765,390  $   17,941,221  $   22,969,432  $   23,075,840  $   21,934,023  $   19,634,830  $   20,169,570
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

   3,102,824        58,784,576      51,320,789      62,166,310      44,250,351      21,595,011      28,589,633      33,568,309
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

  (2,596,113)      (42,019,186)    (33,379,568)    (39,196,878)    (21,174,511)        339,012      (8,954,803)    (13,398,739)
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

           0                 0               0               0               0               0               0               0
  (1,567,286)      (16,206,064)    (21,159,293)     28,966,827      27,118,606     (23,367,311)    (60,826,394)    (18,773,736)
  (8,905,749)     (207,253,142)   (155,056,758)   (179,039,480)    (41,348,326)    (65,186,924)   (165,228,575)    (76,239,653)
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 (10,473,035)     (223,459,206)   (176,216,051)   (150,072,653)    (14,229,720)    (88,554,235)   (226,054,969)    (95,013,389)
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

$(13,069,148)   $ (265,478,392) $ (209,595,619) $ (189,269,531) $  (35,404,231) $  (88,215,223) $ (235,009,772) $ (108,412,128)
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST
                                               T. ROWE PRICE                   AST            AST
                                                 LARGE-CAP       AST        SMALL-CAP     PIMCO TOTAL         AST
                                                  GROWTH     MONEY MARKET    GROWTH       RETURN BOND    INTERNATIONAL
                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                               ------------- ------------  -----------  --------------  ---------------
ASSETS
  Investment in the portfolios, at fair value. $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ------------  ------------  -----------  --------------   ------------
  Net Assets.................................. $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ============  ============  ===========  ==============   ============

NET ASSETS, representing:
  Accumulation units.......................... $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ------------  ------------  -----------  --------------   ------------
                                               $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ============  ============  ===========  ==============   ============

  Units outstanding...........................   16,189,549    24,015,202    7,585,608     139,943,096      4,762,994
                                               ============  ============  ===========  ==============   ============

  Portfolio shares held.......................   14,256,084   236,146,926    4,516,540     127,455,963      3,190,241
  Portfolio net asset value per share......... $      12.17  $       1.00  $     20.20  $        11.91   $      13.54
  Investment in portfolio shares, at cost..... $167,632,428  $236,146,926  $85,514,190  $1,522,158,351   $ 46,710,479

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST
                                               T. ROWE PRICE                   AST            AST
                                                 LARGE-CAP       AST        SMALL-CAP     PIMCO TOTAL         AST
                                                  GROWTH     MONEY MARKET    GROWTH       RETURN BOND    INTERNATIONAL
                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                               ------------- ------------  -----------  --------------  ---------------
INVESTMENT INCOME
  Dividend income............................. $          0  $     35,960  $         0  $   26,749,445   $    744,282
                                               ------------  ------------  -----------  --------------   ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................    3,091,621     3,023,289    1,571,296      24,275,358        824,249
                                               ------------  ------------  -----------  --------------   ------------

NET INVESTMENT INCOME (LOSS)..................   (3,091,621)   (2,987,329)  (1,571,296)      2,474,087        (79,967)
                                               ------------  ------------  -----------  --------------   ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0            0      51,974,246              0
  Realized gain (loss) on shares
   redeemed...................................   (1,308,224)            0     (451,960)     (8,804,208)    (4,951,198)
  Net change in unrealized gain (loss) on
   investments................................  (13,857,020)            0   (6,987,997)    (23,889,764)    (5,888,431)
                                               ------------  ------------  -----------  --------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................  (15,165,244)            0   (7,439,957)     19,280,274    (10,839,629)
                                               ------------  ------------  -----------  --------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(18,256,865) $ (2,987,329) $(9,011,253) $   21,754,361   $(10,919,596)
                                               ============  ============  ===========  ==============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

     AST            NVIT          AST                                                                   AST PARAMETRIC
INTERNATIONAL    DEVELOPING    INVESTMENT      AST WESTERN      AST BOND       AST BOND    AST GLOBAL      EMERGING
   GROWTH         MARKETS      GRADE BOND    ASSET CORE PLUS   PORTFOLIO      PORTFOLIO    REAL ESTATE  MARKETS EQUITY
  PORTFOLIO         FUND       PORTFOLIO     BOND PORTFOLIO       2018           2019       PORTFOLIO     PORTFOLIO
-------------   -----------  --------------  --------------- -------------- -------------- -----------  --------------
$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------
$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
============    ===========  ==============   ============    ============   ===========   ===========   ============

$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------
$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
============    ===========  ==============   ============    ============   ===========   ===========   ============
   7,248,430      1,065,619     624,194,989     23,998,953      14,702,403       809,058     2,702,253     13,670,484
============    ===========  ==============   ============    ============   ===========   ===========   ============

   6,335,879      2,565,994   1,242,964,315     24,607,192      14,738,984       995,231     3,753,158     15,795,264
$       9.98    $      5.40  $         6.12   $      10.70    $      11.85   $     11.08   $      7.57   $       7.85
$ 66,593,700    $19,776,753  $7,453,107,306   $258,106,934    $169,264,390   $11,171,615   $28,903,915   $136,694,715


                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

     AST            NVIT                                                                                AST PARAMETRIC
INTERNATIONAL    DEVELOPING  AST INVESTMENT    AST WESTERN                                 AST GLOBAL      EMERGING
   GROWTH         MARKETS      GRADE BOND    ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY
  PORTFOLIO         FUND       PORTFOLIO     BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO
-------------   -----------  --------------  --------------- -------------- -------------- -----------  --------------
$    344,680    $    54,200  $   12,942,274   $  6,307,048    $    147,533   $   127,421   $   745,627   $  1,531,885
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

     859,263        322,865      48,941,653      3,892,607       1,709,552       248,294       541,527      2,811,663
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

    (514,583)      (268,665)    (35,999,379)     2,414,441      (1,562,019)     (120,873)      204,100     (1,279,778)
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

           0              0      57,978,969      3,513,277       3,364,110     2,652,543             0              0
  (4,755,991)    (1,351,237)     (8,996,000)     2,248,143       1,219,236      (313,601)   (2,111,918)   (13,539,987)
  (6,418,714)    (3,333,373)    154,548,422      2,025,194       4,501,640      (503,158)   (2,792,256)   (30,211,989)
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

 (11,174,705)    (4,684,610)    203,531,391      7,786,614       9,084,986     1,835,784    (4,904,174)   (43,751,976)
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

$(11,689,288)   $(4,953,275) $  167,532,012   $ 10,201,055    $  7,522,967   $ 1,714,911   $(4,700,074)  $(45,031,754)
============    ===========  ==============   ============    ============   ===========   ===========   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------

                                                  FRANKLIN                                         AST CLS      AST HORIZON
                                                TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH  MODERATE ASSET  GROWTH ASSET
                                               FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION   ALLOCATION     ALLOCATION
                                               ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               --------------- --------------- ---------------- --------------  ------------
ASSETS
  Investment in the portfolios, at fair value. $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               --------------    -----------    --------------  --------------  ------------
  Net Assets.................................. $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               ==============    ===========    ==============  ==============  ============

NET ASSETS, representing:
  Accumulation units.......................... $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               --------------    -----------    --------------  --------------  ------------
                                               $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               ==============    ===========    ==============  ==============  ============

  Units outstanding...........................    136,048,705      8,706,892       100,743,415     126,312,909    74,331,284
                                               ==============    ===========    ==============  ==============  ============

  Portfolio shares held.......................    179,349,581      9,421,904        99,801,364     134,634,906    80,754,178
  Portfolio net asset value per share......... $         7.59    $     10.53    $        10.34  $         9.60  $       9.64
  Investment in portfolio shares, at cost..... $1,341,457,639    $93,637,619    $1,019,583,856  $1,273,336,098  $772,348,910

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------

                                                  FRANKLIN                                         AST CLS      AST HORIZON
                                                TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH  MODERATE ASSET  GROWTH ASSET
                                               FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION   ALLOCATION     ALLOCATION
                                               ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               --------------- --------------- ---------------- --------------  ------------
INVESTMENT INCOME
  Dividend income............................. $      254,728    $   494,062    $    3,016,031  $    4,696,330  $  2,530,127
                                               --------------    -----------    --------------  --------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     24,083,222      1,666,970        17,579,897      19,566,480    12,347,417
                                               --------------    -----------    --------------  --------------  ------------

NET INVESTMENT INCOME (LOSS)..................    (23,828,494)    (1,172,908)      (14,563,866)    (14,870,150)   (9,817,290)
                                               --------------    -----------    --------------  --------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0              0        10,447,165      18,823,710    32,513,771
  Realized gain (loss) on shares
   redeemed...................................    (52,514,959)    (4,397,236)      (36,242,977)    (22,353,121)  (30,309,048)
  Net change in unrealized gain (loss) on
   investments................................    (59,183,445)    (4,384,738)      (71,741,590)    (66,055,507)  (49,167,076)
                                               --------------    -----------    --------------  --------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................   (111,698,404)    (8,781,974)      (97,537,402)    (69,584,918)  (46,962,353)
                                               --------------    -----------    --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (135,526,898)   $(9,954,882)   $ (112,101,268) $  (84,455,068) $(56,779,643)
                                               ==============    ===========    ==============  ==============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST HORIZON
  MODERATE
    ASSET       AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
 ALLOCATION     ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP  PROFUND VP MID-
  PORTFOLIO         PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   CAP GROWTH
------------    ----------------- ---------- -------------- ---------- ----------- ----------- ---------------
$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
------------      ------------     --------     --------    ---------   --------    --------      --------
$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
============      ============     ========     ========    =========   ========    ========      ========

$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
------------      ------------     --------     --------    ---------   --------    --------      --------
$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
============      ============     ========     ========    =========   ========    ========      ========

  93,246,254        58,250,777       10,467       31,509       78,037     64,437      19,305        31,644
============      ============     ========     ========    =========   ========    ========      ========

  97,113,029        64,508,494        3,631        9,810       25,160     21,842       4,736         9,807
$       9.96      $       9.35     $  33.77     $  36.52    $   17.07   $  31.74    $  36.07      $  33.22
$961,262,685      $605,403,491     $118,718     $342,893    $ 433,140   $623,057    $154,918      $321,592


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST HORIZON
  MODERATE
    ASSET       AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
 ALLOCATION     ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP  PROFUND VP MID-
  PORTFOLIO         PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   CAP GROWTH
------------    ----------------- ---------- -------------- ---------- ----------- ----------- ---------------
$  4,243,440      $  1,250,615     $      0     $  1,679    $       0   $  2,549    $    860      $      0
------------      ------------     --------     --------    ---------   --------    --------      --------

  14,495,176         9,620,815        1,108        2,562       12,665     13,130       3,270         6,928
------------      ------------     --------     --------    ---------   --------    --------      --------

 (10,251,736)       (8,370,200)      (1,108)        (883)     (12,665)   (10,581)     (2,410)       (6,928)
------------      ------------     --------     --------    ---------   --------    --------      --------

  43,442,660        21,563,244            0            0            0          0           0             0
 (20,175,403)      (34,358,264)     (11,655)        (621)     (53,683)    33,807         (95)      (14,522)
 (57,101,570)      (38,777,131)      (6,395)      (1,198)    (112,339)    (3,994)    (22,957)      (69,492)
------------      ------------     --------     --------    ---------   --------    --------      --------

 (33,834,313)      (51,572,151)     (18,050)      (1,819)    (166,022)    29,813     (23,052)      (84,014)
------------      ------------     --------     --------    ---------   --------    --------      --------

$(44,086,049)     $(59,942,351)    $(19,158)    $ (2,702)   $(178,687)  $ 19,232    $(25,462)     $(90,942)
============      ============     ========     ========    =========   ========    ========      ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                         SUBACCOUNTS
                                               --------------------------------------------------------------
                                               PROFUND VP             PROFUND VP PROFUND VP
                                                MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
                                                 VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
                                               ---------- ----------- ---------- ---------- ------------------
ASSETS
  Investment in the portfolios, at fair value.  $665,093   $386,146    $403,047   $403,912       $132,597
                                                --------   --------    --------   --------       --------
  Net Assets..................................  $665,093   $386,146    $403,047   $403,912       $132,597
                                                ========   ========    ========   ========       ========

NET ASSETS, representing:
  Accumulation units..........................  $665,093   $386,146    $403,047   $403,912       $132,597
                                                --------   --------    --------   --------       --------
                                                $665,093   $386,146    $403,047   $403,912       $132,597
                                                ========   ========    ========   ========       ========

  Units outstanding...........................    66,431     42,775      36,951     39,460         14,600
                                                ========   ========    ========   ========       ========

  Portfolio shares held.......................    26,657      8,539      13,898     15,434         17,751
  Portfolio net asset value per share.........  $  24.95   $  45.22    $  29.00   $  26.17       $   7.47
  Investment in portfolio shares, at cost.....  $628,340   $338,676    $381,857   $381,773       $125,184

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                         SUBACCOUNTS
                                               --------------------------------------------------------------
                                               PROFUND VP             PROFUND VP PROFUND VP
                                                MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
                                                 VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
                                               ---------- ----------- ---------- ---------- ------------------
INVESTMENT INCOME
  Dividend income.............................  $    670   $      0    $      0   $      0       $  8,246
                                                --------   --------    --------   --------       --------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................     6,278      8,599       6,831      3,569          3,253
                                                --------   --------    --------   --------       --------

NET INVESTMENT INCOME (LOSS)..................    (5,608)    (8,599)     (6,831)    (3,569)         4,993
                                                --------   --------    --------   --------       --------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........         0          0         831          0              0
  Realized gain (loss) on shares
   redeemed...................................    15,163     56,390     (19,740)    (1,699)        (1,637)
  Net change in unrealized gain (loss) on
   investments................................   (45,692)   (69,755)    (52,034)   (14,895)       (14,458)
                                                --------   --------    --------   --------       --------

NET GAIN (LOSS) ON INVESTMENTS................   (30,529)   (13,365)    (70,943)   (16,594)       (16,095)
                                                --------   --------    --------   --------       --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(36,137)  $(21,964)   $(77,774)  $(20,163)      $(11,102)
                                                ========   ========    ========   ========       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                                      AST          AST          CREDIT
                                   JENNISON     JENNISON     SUISSE TRUST
            PROFUND VP PROFUND VP  LARGE-CAP    LARGE-CAP    INTERNATIONAL
PROFUND VP  LARGE-CAP  LARGE-CAP     VALUE       GROWTH     EQUITY FLEX III    AST BOND       AST BOND
UTILITIES     GROWTH     VALUE     PORTFOLIO    PORTFOLIO     PORTFOLIO*    PORTFOLIO 2020 PORTFOLIO 2017
----------  ---------- ---------- -----------  -----------  --------------- -------------- --------------
 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------
 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------
 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

   54,664      69,496     97,281    3,424,716    3,023,508              0        313,789      15,086,505
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

   18,129      19,969     35,717    3,023,883    2,658,780              0        351,126      14,953,338
 $  32.47    $  34.60   $  23.82  $     11.19  $     12.18    $      0.00     $    10.26    $      11.61
 $521,872    $614,932   $818,712  $34,194,152  $32,366,941    $         0     $3,464,086    $170,222,737


                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                                      AST          AST          CREDIT
                                   JENNISON     JENNISON     SUISSE TRUST
            PROFUND VP PROFUND VP  LARGE-CAP    LARGE-CAP    INTERNATIONAL
PROFUND VP  LARGE-CAP  LARGE-CAP     VALUE       GROWTH     EQUITY FLEX III    AST BOND       AST BOND
UTILITIES     GROWTH     VALUE     PORTFOLIO    PORTFOLIO     PORTFOLIO*    PORTFOLIO 2020 PORTFOLIO 2017
----------  ---------- ---------- -----------  -----------  --------------- -------------- --------------
 $  7,210    $      0   $  5,760  $   115,342  $         0    $   264,998     $  123,320    $     49,912
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

    5,727      11,034     12,364      596,496      463,441        103,073        190,209       1,429,979
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

    1,483     (11,034)    (6,604)    (481,154)    (463,441)       161,925        (66,889)     (1,380,067)
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

        0           0          0      129,050            0              0      1,536,534         356,403
   11,846      29,651    (42,359)  (2,793,497)    (954,647)      (435,076)        67,199         739,451
   37,775     (47,379)   (40,958)  (2,493,809)  (1,425,053)    (1,153,588)        13,305       3,411,695
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

   49,621     (17,728)   (83,317)  (5,158,256)  (2,379,700)    (1,588,664)     1,617,038       4,507,549
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

 $ 51,104    $(28,762)  $(89,921) $(5,639,410) $(2,843,141)   $(1,426,739)    $1,550,149    $  3,127,482
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                WELLS FARGO     WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                               ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT
                                                                CORE EQUITY    INTERNATIONAL    OMEGA GROWTH      SMALL CAP
                                                  AST BOND    PORTFOLIO SHARE EQUITY PORTFOLIO PORTFOLIO SHARE GROWTH PORTFOLIO
                                               PORTFOLIO 2021    CLASS 1*      SHARE CLASS 1       CLASS 1      SHARE CLASS 1
                                               -------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ------------     ---------       ---------       ----------        --------
  Net Assets..................................  $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ============     =========       =========       ==========        ========

NET ASSETS, representing:
  Accumulation units..........................  $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ------------     ---------       ---------       ----------        --------
                                                $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ============     =========       =========       ==========        ========

  Units outstanding...........................    18,356,147             0          52,493          682,604          47,275
                                                ============     =========       =========       ==========        ========

  Portfolio shares held.......................    17,277,956             0         135,990           54,842          70,624
  Portfolio net asset value per share.........  $      13.47     $    0.00       $    4.77       $    22.78        $   7.71
  Investment in portfolio shares, at cost.....  $218,478,801     $       0       $ 648,099       $1,059,695        $453,981

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                WELLS FARGO     WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                               ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT
                                                                CORE EQUITY    INTERNATIONAL    OMEGA GROWTH      SMALL CAP
                                                  AST BOND    PORTFOLIO SHARE EQUITY PORTFOLIO PORTFOLIO SHARE GROWTH PORTFOLIO
                                               PORTFOLIO 2021    CLASS 1*      SHARE CLASS 1       CLASS 1      SHARE CLASS 1
                                               -------------- --------------- ---------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $     67,240     $  17,996       $   5,474       $        0        $      0
                                                ------------     ---------       ---------       ----------        --------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense risk
   and for administration.....................     2,439,292        22,499          14,496           26,631          11,453
                                                ------------     ---------       ---------       ----------        --------

NET INVESTMENT INCOME (LOSS)..................    (2,372,052)       (4,503)         (9,022)         (26,631)        (11,453)
                                                ------------     ---------       ---------       ----------        --------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0       381,228          38,520           13,281               0
  Realized gain (loss) on shares redeemed.....     6,295,875      (160,973)         23,264          134,548          58,190
  Net change in unrealized gain (loss) on
   investments................................    14,846,592      (393,326)       (175,830)        (203,172)        (88,021)
                                                ------------     ---------       ---------       ----------        --------

NET GAIN (LOSS) ON INVESTMENTS................    21,142,467      (173,071)       (114,046)         (55,343)        (29,831)
                                                ------------     ---------       ---------       ----------        --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 18,770,415     $(177,574)      $(123,068)      $  (81,974)       $(41,284)
                                                ============     =========       =========       ==========        ========

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO
 ADVANTAGE VT                                                      WELLS FARGO
SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
PORTFOLIO SHARE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
    CLASS 1     PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
--------------- -------------- ---------------- ----------------- -------------- -------------- --------------
  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ----------     -----------     -----------      ------------      ----------    -----------     ----------
  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ==========     ===========     ===========      ============      ==========    ===========     ==========

  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ----------     -----------     -----------      ------------      ----------    -----------     ----------
  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ==========     ===========     ===========      ============      ==========    ===========     ==========

     130,611       7,050,755       9,115,978        89,095,942         125,255      1,096,258        427,636
  ==========     ===========     ===========      ============      ==========    ===========     ==========

     169,176       6,903,290       9,013,811        88,029,016          77,046      1,088,684        425,048
  $     8.33     $     12.24     $      9.00      $       9.27      $    17.40    $     10.14     $    10.13
  $1,260,028     $81,182,722     $82,625,631      $859,957,359      $1,272,423    $10,948,863     $4,273,548


                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO
 ADVANTAGE VT                                                      WELLS FARGO
SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
PORTFOLIO SHARE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
    CLASS 1     PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
--------------- -------------- ---------------- ----------------- -------------- -------------- --------------
  $   14,711     $         0     $         0      $          0      $        0    $         0     $        0
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

      28,692         523,180         410,093         8,573,981           8,075         13,496          6,875
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

     (13,981)       (523,180)       (410,093)       (8,573,981)         (8,075)       (13,496)        (6,875)
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

           0               0               0                 0               0              0              0
     113,941         781,609         (28,323)       (7,687,566)          2,455           (136)        (2,189)
    (248,068)      3,313,545      (1,501,336)      (43,928,385)         68,169         90,392         32,187
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

    (134,127)      4,095,154      (1,529,659)      (51,615,951)         70,624         90,256         29,998
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

  $ (148,108)    $ 3,571,974     $(1,939,752)     $(60,189,932)     $   62,549    $    76,760     $   23,123
  ==========     ===========     ===========      ============      ==========    ===========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                      PRUDENTIAL MONEY MARKET    PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                             PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                   ----------------------------  --------------------------  --------------------------
                                     01/01/2011     01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                         TO             TO            TO            TO            TO            TO
                                     12/31/2011     12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   -------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $  (3,211,144) $  (3,626,799) $  6,883,469  $  7,016,896  $ (1,631,756) $ (1,462,493)
  Capital gains distributions
   received.......................             0              0     5,480,515     3,233,084             0             0
  Realized gain (loss) on shares
   redeemed.......................             0              0     2,035,267     1,772,489    (1,520,114)   (5,687,945)
  Net change in unrealized gain
   (loss) on investments..........             0              0      (489,164)    9,664,813    (6,262,149)   28,662,419
                                   -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (3,211,144)    (3,626,799)   13,910,087    21,687,282    (9,414,019)   21,511,981
                                   -------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     1,685,754      1,524,976       581,923       610,713       715,829       560,814
  Annuity Payments................    (3,008,457)    (1,073,400)   (1,354,983)   (1,192,494)     (796,788)     (630,780)
  Surrenders, withdrawals and
   death benefits.................   (59,838,743)   (68,717,394)  (27,927,476)  (32,080,001)  (25,937,020)  (24,417,857)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    30,397,104     86,086,981     2,982,025     6,211,706    (5,529,436)   (3,216,029)
  Withdrawal and other
   charges........................      (304,157)      (328,972)      (87,945)      (93,953)     (236,059)     (263,070)
                                   -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (31,068,499)    17,492,191   (25,806,456)  (26,544,029)  (31,783,474)  (27,966,922)
                                   -------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (34,279,643)    13,865,392   (11,896,369)   (4,856,747)  (41,197,493)   (6,454,941)

NET ASSETS
  Beginning of period.............   242,079,645    228,214,253   242,276,536   247,133,283   229,570,316   236,025,257
                                   -------------  -------------  ------------  ------------  ------------  ------------
  End of period................... $ 207,800,002  $ 242,079,645  $230,380,167  $242,276,536  $188,372,823  $229,570,316
                                   =============  =============  ============  ============  ============  ============

  Beginning units.................   198,480,050    193,139,396   114,525,756   127,375,981   120,852,569   137,058,192
                                   -------------  -------------  ------------  ------------  ------------  ------------
  Units issued....................    90,308,372    148,653,668     8,196,841     9,656,151     2,973,594     4,063,477
  Units redeemed..................  (116,981,726)  (143,313,014)  (20,012,695)  (22,506,376)  (19,977,162)  (20,269,100)
                                   -------------  -------------  ------------  ------------  ------------  ------------
  Ending units....................   171,806,696    198,480,050   102,709,902   114,525,756   103,849,001   120,852,569
                                   =============  =============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED   PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO               BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------   ------------------------  --------------------------  --------------------------
 01/01/2011     01/01/2010    01/01/2011   01/01/2010   01/01/2011    01/01/2010    01/01/2011    01/01/2010
     TO             TO            TO           TO           TO            TO            TO            TO
 12/31/2011     12/31/2010    12/31/2011   12/31/2010   12/31/2011    12/31/2010    12/31/2011    12/31/2010
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$    82,760    $   126,167   $   193,067  $   240,236  $ (1,623,761) $ (1,548,142) $ 13,926,798  $ 16,830,622
          0              0             0            0             0             0             0             0
   (151,930)      (383,680)      185,786      (45,666)   (5,024,689)  (11,709,663)   (1,523,153)   (2,641,496)
    480,056      1,727,915       284,079    2,011,209   (14,627,047)   43,577,190    (4,105,143)   14,660,194
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

    410,886      1,470,402       662,932    2,205,779   (21,275,497)   30,319,385     8,298,502    28,849,320
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

     27,795         11,613        60,104       21,136       878,969     1,145,675       781,928       686,363
    (81,671)       (74,240)      (35,408)    (155,156)     (919,326)     (539,596)     (802,983)     (544,645)
 (1,708,814)    (1,755,335)   (2,862,479)  (3,382,561)  (40,494,144)  (35,253,515)  (31,041,271)  (31,930,585)
     88,468       (229,117)      (87,592)     100,429    (7,886,251)  129,236,877    (1,963,851)   (2,725,985)
          0              0             0            0      (541,218)     (476,274)     (363,536)     (389,674)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,674,222)    (2,047,079)   (2,925,375)  (3,416,152)  (48,961,970)   94,113,167   (33,389,713)  (34,904,526)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,263,336)      (576,677)   (2,262,443)  (1,210,373)  (70,237,467)  124,432,552   (25,091,211)   (6,055,206)

 14,822,202     15,398,879    22,490,631   23,701,004   353,298,060   228,865,508   244,422,102   250,477,308
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$13,558,866    $14,822,202   $20,228,188  $22,490,631  $283,060,593  $353,298,060  $219,330,891  $244,422,102
===========    ===========   ===========  ===========  ============  ============  ============  ============

  7,981,886      9,161,800    12,139,774   14,097,671   180,227,613   112,546,024    67,908,416    77,866,851
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
    221,204        128,300       323,214      343,867     6,929,950   100,381,450     5,563,797     5,570,847
 (1,107,068)    (1,308,214)   (1,878,797)  (2,301,764)  (32,602,583)  (32,699,861)  (13,656,779)  (15,529,282)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
  7,096,022      7,981,886    10,584,191   12,139,774   154,554,980   180,227,613    59,815,434    67,908,416
===========    ===========   ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ----------------------------------------------------------------------------------
                                   PRUDENTIAL NATURAL RESOURCES   PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                           PORTFOLIO                     PORTFOLIO                  PORTFOLIO
                                   ---------------------------  --------------------------  -------------------------
                                    01/01/2011     01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                        TO             TO            TO            TO            TO            TO
                                    12/31/2011     12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                    -----------   -----------   ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (158,934)   $  (131,834)  $    400,627  $    865,953  $     59,822  $    66,788
  Capital gains distributions
   received.......................           0              0              0             0             0            0
  Realized gain (loss) on shares
   redeemed.......................     689,319        204,884         18,144    (5,446,059)     (402,415)  (1,417,953)
  Net change in unrealized gain
   (loss) on investments..........  (3,321,980)     3,237,458      1,116,285    41,566,663    (5,106,244)   8,822,233
                                    -----------   -----------   ------------  ------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (2,791,595)     3,310,508      1,535,056    36,986,557    (5,448,837)   7,471,068
                                    -----------   -----------   ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      14,459         27,396      1,255,423       862,386       298,224      206,666
  Annuity Payments................     (25,630)       (17,958)    (1,104,844)   (1,092,397)     (171,443)    (104,541)
  Surrenders, withdrawals and
   death benefits.................  (1,807,865)    (1,437,909)   (33,054,110)  (31,849,813)   (7,650,241)  (7,338,127)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,084,315)      (208,575)    (9,926,920)   (5,313,807)   (2,330,582)    (651,682)
  Withdrawal and other
   charges........................         (97)             0       (478,005)     (513,272)      (98,182)    (108,269)
                                    -----------   -----------   ------------  ------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (2,903,448)    (1,637,046)   (43,308,456)  (37,906,903)   (9,952,224)  (7,995,953)
                                    -----------   -----------   ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (5,695,043)     1,673,462    (41,773,400)     (920,346)  (15,401,061)    (524,885)

NET ASSETS
  Beginning of period.............  15,700,105     14,026,643    318,093,910   319,014,256    74,473,403   74,998,288
                                    -----------   -----------   ------------  ------------  ------------  -----------
  End of period................... $10,005,062    $15,700,105   $276,320,510  $318,093,910  $ 59,072,342  $74,473,403
                                    ===========   ===========   ============  ============  ============  ===========

  Beginning units.................   1,685,027      1,900,099    197,333,999   224,226,235    45,508,675   51,130,955
                                    -----------   -----------   ------------  ------------  ------------  -----------
  Units issued....................      49,742         81,577      8,494,144    11,355,101     1,968,706    2,443,544
  Units redeemed..................    (389,936)      (296,649)   (35,927,738)  (38,247,337)   (8,138,026)  (8,065,824)
                                    -----------   -----------   ------------  ------------  ------------  -----------
  Ending units....................   1,344,833      1,685,027    169,900,405   197,333,999    39,339,355   45,508,675
                                    ===========   ===========   ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL STOCK T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                    PORTFOLIO                         PORTFOLIO
--------------------------    ------------------------------  --------------------------------  --------------------------
 01/01/2011      01/01/2010    01/01/2011      01/01/2010      01/01/2011       01/01/2010       01/01/2011    01/01/2010
     TO              TO            TO              TO              TO               TO               TO            TO
 12/31/2011      12/31/2010    12/31/2011      12/31/2010      12/31/2011       12/31/2010       12/31/2011    12/31/2010
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
$ (3,397,966)   $ (2,998,345) $  (337,282)    $  (320,933)    $    21,572      $  (115,480)     $   235,726   $   351,179
           0               0      768,485               0               0           77,453                0             0
   4,568,260      (2,066,766)     650,646        (741,434)        225,904         (188,612)         223,476      (713,331)
  (3,189,625)     33,352,576   (1,511,159)     13,407,491      (3,615,512)       3,252,169       (1,844,140)    9,170,854
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

  (2,019,331)     28,287,465     (429,310)     12,345,124      (3,368,036)       3,025,530       (1,384,938)    8,808,702
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

     840,619         664,947      158,569         172,141          36,102           46,308           86,201        63,749
    (902,626)       (604,216)    (228,140)        (64,360)       (120,937)         (53,895)        (218,012)     (161,648)
 (33,136,742)    (32,555,833)  (6,718,773)     (5,961,500)     (2,416,571)      (2,314,677)      (6,455,185)   (7,382,966)
  (9,960,768)     11,187,034   (1,760,388)        396,932        (566,185)         800,661         (780,648)      321,278
    (361,490)       (372,227)     (19,169)        (21,077)         (8,881)          (9,637)         (26,905)      (30,257)
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

 (43,521,007)    (21,680,295)  (8,567,901)     (5,477,864)     (3,076,472)      (1,531,240)      (7,394,549)   (7,189,844)
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

 (45,540,338)      6,607,170   (8,997,211)      6,867,260      (6,444,508)       1,494,290       (8,779,487)    1,618,858

 309,345,214     302,738,044   62,027,779      55,160,519      27,104,388       25,610,098       73,513,305    71,894,447
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
$263,804,876    $309,345,214  $53,030,568     $62,027,779     $20,659,880      $27,104,388      $64,733,818   $73,513,305
============    ============   ===========     ===========      ===========      ===========    ===========   ===========

 182,467,612     193,983,301   22,233,629      24,532,895      18,468,757       19,690,211       34,754,545    38,561,067
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
   5,319,519      22,702,037    1,240,309       1,835,739       1,330,336        2,512,209        1,540,578     2,193,477
 (31,388,946)    (34,217,726)  (4,287,513)     (4,135,005)     (3,433,681)      (3,733,663)      (5,061,749)   (5,999,999)
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
 156,398,185     182,467,612   19,186,425      22,233,629      16,365,412       18,468,757       31,233,374    34,754,545
============    ============   ===========     ===========      ===========      ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                      SUBACCOUNTS
                                   ----------------------------------------------------------------------------------------------
                                                                     JANUS ASPEN JANUS               JANUS ASPEN OVERSEAS
                                   INVESCO V.I. CORE EQUITY FUND PORTFOLIO - INSTITUTIONAL SHARES PORTFOLIO - INSTITUTIONAL SHARES
                                   ----------------------------  -------------------------------  -------------------------------
                                    01/01/2011     01/01/2010     01/01/2011       01/01/2010      01/01/2011       01/01/2010
                                        TO             TO             TO               TO              TO               TO
                                    12/31/2011     12/31/2010     12/31/2011       12/31/2010      12/31/2011       12/31/2010
                                   ------------   ------------    ------------     -----------     ------------     ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (431,129)  $   (436,505)  $   (482,662)    $  (188,662)    $ (1,243,509)    $ (1,107,192)
  Capital gains distributions
   received.......................            0              0              0               0        1,308,043                0
  Realized gain (loss) on shares
   redeemed.......................    1,830,225        465,914       (782,889)     (1,582,081)       9,420,957        9,834,799
  Net change in unrealized gain
   (loss) on investments..........   (2,414,289)     7,470,681     (2,599,315)      9,340,871      (59,879,596)      24,341,809
                                   ------------   ------------    ------------     -----------     ------------     ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (1,015,193)     7,500,090     (3,864,866)      7,570,128      (50,394,105)      33,069,416
                                   ------------   ------------    ------------     -----------     ------------     ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      219,646        130,467        216,645         127,969          240,816          248,170
  Annuity Payments................     (529,470)      (263,157)      (212,300)       (102,429)        (340,422)        (327,997)
  Surrenders, withdrawals and
   death benefits.................   (9,924,201)   (10,734,700)    (6,198,036)     (6,473,567)     (14,935,818)     (15,813,044)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (3,003,730)    (1,940,096)    (1,829,434)       (489,299)      (4,402,807)      (5,002,136)
  Withdrawal and other
   charges........................      (48,662)       (54,251)       (34,235)        (38,459)         (51,948)         (63,073)
                                   ------------   ------------    ------------     -----------     ------------     ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (13,286,417)   (12,861,737)    (8,057,360)     (6,975,785)     (19,490,179)     (20,958,080)
                                   ------------   ------------    ------------     -----------     ------------     ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (14,301,610)    (5,361,647)   (11,922,226)        594,343      (69,884,284)      12,111,336

NET ASSETS
  Beginning of period.............  100,795,946    106,157,593     64,686,850      64,092,507      166,660,619      154,549,283
                                   ------------   ------------    ------------     -----------     ------------     ------------
  End of period................... $ 86,494,336   $100,795,946   $ 52,764,624     $64,686,850     $ 96,776,335     $166,660,619
                                   ============   ============    ============     ===========     ============     ============

  Beginning units.................   56,457,217     64,231,154     40,445,401      45,285,739       37,126,904       42,555,453
                                   ------------   ------------    ------------     -----------     ------------     ------------
  Units issued....................    1,077,054      1,483,566        979,438       1,574,553        2,604,859        2,293,196
  Units redeemed..................   (8,282,037)    (9,257,503)    (6,083,384)     (6,414,891)      (7,457,634)      (7,721,745)
                                   ------------   ------------    ------------     -----------     ------------     ------------
  Ending units....................   49,252,234     56,457,217     35,341,455      40,445,401       32,274,129       37,126,904
                                   ============   ============    ============     ===========     ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                                                          FTVIP FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES - INITIAL MFS(R) GROWTH SERIES - INITIAL AMERICAN CENTURY VP VALUE     GROWTH SECURITIES
          CLASS                            CLASS                          FUND                 FUND - CLASS 2
-------------------------------  -----------------------------  ------------------------  ---------------------------
 01/01/2011       01/01/2010      01/01/2011      01/01/2010     01/01/2011   01/01/2010   01/01/2011     01/01/2010
     TO               TO              TO              TO             TO           TO           TO             TO
 12/31/2011       12/31/2010      12/31/2011      12/31/2010     12/31/2011   12/31/2010   12/31/2011     12/31/2010
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
$   (99,259)     $   (84,140)    $  (670,531)    $  (716,552)   $   164,880  $   208,981  $  (405,887)   $  (377,184)
          0                0               0               0              0            0            0              0
    274,986          (17,579)        761,229        (450,836)      (472,977)    (773,562)     (54,024)      (686,301)
   (509,887)       2,554,619        (899,566)      8,389,481        169,663    3,462,698   (1,307,821)     7,421,490
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

   (334,160)       2,452,900        (808,868)      7,222,093       (138,434)   2,898,117   (1,767,732)     6,358,005
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

     41,784           32,401         126,270         138,742         69,825       31,333       82,938         35,733
     (3,612)         (89,622)       (125,150)       (178,215)      (122,171)     (17,148)     (80,193)       (23,700)
 (1,867,187)      (2,316,135)     (6,022,522)     (5,977,638)    (2,363,318)  (2,598,485)  (2,994,760)    (2,518,407)
   (267,535)        (167,368)     (1,867,628)       (865,273)        26,025      281,032      (58,229)       455,927
     (8,329)          (9,736)        (29,999)        (33,089)       (10,038)     (10,772)     (13,115)       (13,373)
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

 (2,104,879)      (2,550,460)     (7,919,029)     (6,915,473)    (2,399,677)  (2,314,040)  (3,063,359)    (2,063,820)
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

 (2,439,039)         (97,560)     (8,727,897)        306,620     (2,538,111)     584,077   (4,831,091)     4,294,185

 19,366,635       19,464,195      59,322,597      59,015,977     27,219,003   26,634,926   30,562,569     26,268,384
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
$16,927,596      $19,366,635     $50,594,700     $59,322,597    $24,680,892  $27,219,003  $25,731,478    $30,562,569
  ===========     ===========     ===========     ===========   ===========  ===========   ===========   ===========

 11,770,106       13,510,884      35,471,042      40,131,884     13,741,831   15,043,347   16,565,613     17,917,739
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
    399,051          527,254       1,228,934       1,232,928        885,872    1,050,171    1,733,050      1,413,513
 (1,700,788)      (2,268,032)     (5,813,922)     (5,893,770)    (2,119,007)  (2,351,687)  (3,438,852)    (2,765,639)
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
 10,468,369       11,770,106      30,886,054      35,471,042     12,508,696   13,741,831   14,859,811     16,565,613
  ===========     ===========     ===========     ===========   ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   ----------------------------------------------------------------------------
                                                                                           ALLIANCEBERNSTEIN
                                   PRUDENTIAL JENNISON 20/20                             VPS LARGE CAP GROWTH
                                        FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO       PORTFOLIO CLASS B
                                   ------------------------  ------------------------  ------------------------
                                    01/01/2011   01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                        TO           TO           TO           TO           TO           TO
                                    12/31/2011   12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (708,279) $  (754,303) $  (185,623) $   (29,219) $   (67,154) $   (57,055)
  Capital gains distributions
   received.......................           0            0    2,217,438            0            0            0
  Realized gain (loss) on shares
   redeemed.......................   1,931,010      953,018      439,402       67,153       90,011      (25,033)
  Net change in unrealized gain
   (loss) on investments..........  (4,069,821)   2,827,922   (4,192,170)   3,406,130     (292,304)     436,723
                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (2,847,090)   3,026,637   (1,720,953)   3,444,064     (269,447)     354,635
                                   -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     191,582      142,358       38,707       76,633       28,894        1,080
  Annuity Payments................     (94,016)     (99,303)    (125,347)     (52,769)     (38,340)     (13,020)
  Surrenders, withdrawals and
   death benefits.................  (4,566,566)  (5,218,514)  (3,139,325)  (3,059,678)    (519,478)    (540,866)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (729,000)    (438,527)    (854,802)    (534,574)     136,912     (159,683)
  Withdrawal and other
   charges........................     (20,133)     (23,175)     (11,112)     (12,532)      (2,343)      (2,025)
                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (5,218,133)  (5,637,161)  (4,091,879)  (3,582,920)    (394,355)    (714,514)
                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (8,065,223)  (2,610,524)  (5,812,832)    (138,856)    (663,802)    (359,879)

NET ASSETS
  Beginning of period.............  56,224,822   58,835,346   34,078,922   34,217,778    5,195,526    5,555,405
                                   -----------  -----------  -----------  -----------  -----------  -----------
  End of period................... $48,159,599  $56,224,822  $28,266,090  $34,078,922  $ 4,531,724  $ 5,195,526
                                   ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units.................  32,077,679   35,691,676   31,082,791   34,701,087    8,340,614    9,659,067
                                   -----------  -----------  -----------  -----------  -----------  -----------
  Units issued....................   3,740,387    3,696,040    1,074,079    2,449,155    1,368,372      984,974
  Units redeemed..................  (6,742,438)  (7,310,037)  (4,876,554)  (6,067,451)  (2,080,854)  (2,303,427)
                                   -----------  -----------  -----------  -----------  -----------  -----------
  Ending units....................  29,075,628   32,077,679   27,280,316   31,082,791    7,628,132    8,340,614
                                   ===========  ===========  ===========  ===========  ===========  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                           SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS      PRUDENTIAL SP PRUDENTIAL U.S.  PRUDENTIAL SP GROWTH ASSET
         PORTFOLIO             PORTFOLIO - SERVICE SHARES  EMERGING GROWTH PORTFOLIO        ALLOCATION PORTFOLIO
----------------------------   ------------------------   ----------------------------  ---------------------------
 01/01/2011      01/01/2010     01/01/2011    01/01/2010   01/01/2011     01/01/2010      01/01/2011    01/01/2010
     TO              TO             TO            TO           TO             TO              TO            TO
 12/31/2011      12/31/2010     12/31/2011    12/31/2010   12/31/2011     12/31/2010     04/29/2011**   12/31/2010
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
$ (1,051,926)   $ (1,128,368)  $  (151,471)  $  (179,663) $ (1,454,313)  $ (1,549,390)  $  (3,867,271) $    654,508
           0               0             0             0     1,223,782              0               0             0
     552,718      (3,205,966)      458,378       291,174     4,329,371       (366,282)     21,141,795   (10,522,930)
  (4,213,004)     30,289,967    (1,136,482)    1,498,035    (2,602,784)    22,851,773      19,518,597    78,394,403
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

  (4,712,212)     25,955,633      (829,575)    1,609,546     1,496,056     20,936,101      36,793,121    68,525,981
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

     302,414         355,982        49,159        90,180       400,309        420,022       1,024,912     3,352,764
    (241,728)       (150,015)       (6,316)      (36,101)     (394,353)      (205,346)       (670,343)     (434,480)
 (13,989,963)    (13,076,606)   (1,964,355)   (1,578,033)  (20,212,727)   (14,341,659)    (23,840,495)  (52,962,282)
  (4,683,943)     (4,715,019)     (368,371)   (1,040,860)   (8,150,159)    52,581,810    (648,590,204)  (17,529,368)
    (326,400)       (353,864)      (39,612)      (44,777)     (425,214)      (385,059)       (550,077)   (1,753,876)
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

 (18,939,620)    (17,939,522)   (2,329,495)   (2,609,591)  (28,782,144)    38,069,768    (672,626,207)  (69,327,242)
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

 (23,651,832)      8,016,111    (3,159,070)   (1,000,045)  (27,286,088)    59,005,869    (635,833,086)     (801,261)

 127,032,822     119,016,711    13,998,350    14,998,395   155,289,292     96,283,423     635,833,086   636,634,347
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
$103,380,990    $127,032,822   $10,839,280   $13,998,350  $128,003,204   $155,289,292   $           0  $635,833,086
============    ============   ===========   ===========  ============   ============   =============  ============

  72,892,210      84,746,667    13,322,774    16,117,072    84,601,871     63,067,839     314,272,056   358,633,447
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
   3,850,151       6,052,711       456,056       536,501     4,536,583     38,261,180       2,439,986     6,810,756
 (14,682,328)    (17,907,168)   (2,760,046)   (3,330,799)  (19,511,324)   (16,727,148)   (316,712,042)  (51,172,147)
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
  62,060,033      72,892,210    11,018,784    13,322,774    69,627,130     84,601,871               0   314,272,056
============    ============   ===========   ===========  ============   ============   =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                   PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL  AST GOLDMAN SACHS LARGE
                                        GROWTH PORTFOLIO            VALUE PORTFOLIO           CAP VALUE PORTFOLIO
                                   -------------------------   -------------------------   -------------------------
                                    01/01/2011     01/01/2010   01/01/2011     01/01/2010   01/01/2011    01/01/2010
                                        TO             TO           TO             TO           TO            TO
                                    12/31/2011     12/31/2010   12/31/2011     12/31/2010   12/31/2011    12/31/2010
                                   ------------   -----------  ------------   -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (145,811)  $   (41,871) $    420,732   $   297,776  $   (445,262) $  (118,559)
  Capital gains distributions
   received.......................            0             0             0             0             0            0
  Realized gain (loss) on shares
   redeemed.......................   (3,058,173)   (4,150,829)   (2,654,708)   (3,527,991)   (6,037,352)    (596,158)
  Net change in unrealized gain
   (loss) on investments..........   (5,328,824)   10,456,066    (4,763,625)    7,700,471    (4,702,899)   5,785,081
                                   ------------   -----------  ------------   -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (8,532,808)    6,263,366    (6,997,601)    4,470,256   (11,185,513)   5,070,364
                                   ------------   -----------  ------------   -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      126,007       178,434       172,141       175,580    49,003,657   30,143,475
  Annuity Payments................      (85,864)       (4,259)      (74,526)      (48,914)         (779)           0
  Surrenders, withdrawals and
   death benefits.................   (6,518,118)   (5,596,598)   (6,437,172)   (6,388,274)   (1,313,896)    (851,876)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (1,737,718)   (1,824,976)   (1,225,425)   (1,374,888)  (10,280,925)   4,798,177
  Withdrawal and other
   charges........................     (138,151)     (150,016)     (149,951)     (164,731)     (462,473)    (179,663)
                                   ------------   -----------  ------------   -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (8,353,844)   (7,397,415)   (7,714,933)   (7,801,227)   36,945,584   33,910,113
                                   ------------   -----------  ------------   -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (16,886,652)   (1,134,049)  (14,712,534)   (3,330,971)   25,760,071   38,980,477

NET ASSETS
  Beginning of period.............   58,478,231    59,612,280    54,613,068    57,944,039    60,571,505   21,591,028
                                   ------------   -----------  ------------   -----------  ------------  -----------
  End of period................... $ 41,591,579   $58,478,231  $ 39,900,534   $54,613,068  $ 86,331,576  $60,571,505
                                   ============   ===========  ============   ===========  ============  ===========

  Beginning units.................   41,903,584    48,242,481    35,175,295    41,016,095     6,153,488    2,659,507
                                   ------------   -----------  ------------   -----------  ------------  -----------
  Units issued....................    2,686,430     3,331,195     3,035,572     2,675,236    12,237,351    4,957,220
  Units redeemed..................   (9,358,156)   (9,670,092)   (8,264,671)   (8,516,036)   (8,935,913)  (1,463,239)
                                   ------------   -----------  ------------   -----------  ------------  -----------
  Ending units....................   35,231,858    41,903,584    29,946,196    35,175,295     9,454,926    6,153,488
                                   ============   ===========  ============   ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
  AST AMERICAN CENTURY      AST SCHRODERS MULTI-ASSET WORLD AST COHEN & STEERS REALTY   AST J.P. MORGAN STRATEGIC
INCOME & GROWTH PORTFOLIO        STRATEGIES PORTFOLIO               PORTFOLIO            OPPORTUNITIES PORTFOLIO
------------------------    ------------------------------  -------------------------  --------------------------
 01/01/2011     01/01/2010    01/01/2011      01/01/2010     01/01/2011    01/01/2010   01/01/2011    01/01/2010
     TO             TO            TO              TO             TO            TO           TO            TO
 12/31/2011     12/31/2010    12/31/2011      12/31/2010     12/31/2011    12/31/2010   12/31/2011    12/31/2010
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
$  (416,971)   $  (134,681) $   (1,765,289) $   (6,096,495) $   (837,150) $  (118,739) $ (6,092,913) $ (5,004,664)
          0              0      13,873,907               0             0            0             0             0
 (1,401,039)       (32,679)    (31,440,539)      1,123,369    (4,779,918)  (1,730,120)    3,191,430     2,465,389
   (851,129)     4,135,949    (110,292,703)     82,400,245     1,709,260    9,187,784   (22,030,615)   29,522,333
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 (2,669,139)     3,968,589    (129,624,624)     77,427,119    (3,907,808)   7,338,925   (24,932,098)   26,983,058
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 35,975,232     23,231,353     833,336,340     764,641,185    47,760,383   29,669,042   339,325,910   278,743,825
       (284)       (15,026)        (70,651)              0       (49,051)      (4,849)      (11,753)            0
 (2,005,800)      (756,220)    (19,083,412)     (6,538,700)   (2,374,621)  (1,204,542)  (17,302,354)   (8,950,096)
 (3,283,831)     5,908,505    (383,306,958)    113,483,224   (16,633,773)  10,059,196   (92,765,162)   32,231,222
   (392,383)      (127,746)    (10,985,821)     (3,795,343)     (537,800)    (155,585)   (4,962,430)   (2,217,075)
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 30,292,934     28,240,866     419,889,498     867,790,366    28,165,138   38,363,262   224,284,211   299,807,876
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 27,623,795     32,209,455     290,264,874     945,217,485    24,257,330   45,702,187   199,352,113   326,790,934

 46,364,504     14,155,049   1,162,964,206     217,746,721    62,985,346   17,283,159   609,347,362   282,556,428
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
$73,988,299    $46,364,504  $1,453,229,080  $1,162,964,206  $ 87,242,676  $62,985,346  $808,699,475  $609,347,362
===========    ===========  ==============  ==============  ============  ===========  ============  ============

  4,546,974      1,691,133     107,549,779      22,056,563     5,413,486    1,873,063    56,172,490    26,845,430
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
  9,203,882      3,962,290     161,763,835     102,644,784    11,121,959    4,955,772    64,235,420    38,783,189
 (6,781,269)    (1,106,449)   (127,715,243)    (17,151,568)   (9,426,417)  (1,415,349)  (44,169,143)   (9,456,129)
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
  6,969,587      4,546,974     141,598,371     107,549,779     7,109,028    5,413,486    76,238,767    56,172,490
===========    ===========  ==============  ==============  ============  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                         AST BLACKROCK          AST NEUBERGER BERMAN
                                        VALUE PORTFOLIO      SMALL-CAP GROWTH PORTFOLIO  AST HIGH YIELD PORTFOLIO
                                   ------------------------  -------------------------  -------------------------
                                    01/01/2011   01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010
                                        TO           TO           TO            TO           TO            TO
                                    12/31/2011   12/31/2010  04/29/2011**   12/31/2010   12/31/2011    12/31/2010
                                   -----------  -----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (367,056) $   (40,357) $   (184,427) $  (206,624) $  4,911,060  $   756,195
  Capital gains distributions
   received.......................           0            0             0            0             0            0
  Realized gain (loss) on shares
   redeemed.......................  (4,626,800)  (1,031,220)    7,630,577      141,055    (1,792,319)     598,082
  Net change in unrealized gain
   (loss) on investments..........    (314,958)   2,970,299    (3,488,762)   3,462,462    (3,142,457)   2,566,798
                                   -----------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (5,308,814)   1,898,722     3,957,388    3,396,893       (23,716)   3,921,075
                                   -----------  -----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................  32,200,500    7,432,184     9,586,670   13,100,972    48,033,624   39,410,195
  Annuity Payments................           0            0             0            0        (3,884)      (3,842)
  Surrenders, withdrawals and
   death benefits.................  (1,617,819)    (768,188)     (293,804)    (355,752)   (3,038,293)  (1,576,859)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   7,686,589      236,174   (38,432,214)   1,806,431    (6,866,588)   8,483,197
  Withdrawal and other
   charges........................    (213,944)     (68,640)      (72,333)     (66,915)     (562,777)    (183,313)
                                   -----------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  38,055,326    6,831,530   (29,211,681)  14,484,736    37,562,082   46,129,378
                                   -----------  -----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  32,746,512    8,730,252   (25,254,293)  17,881,629    37,538,366   50,050,453

NET ASSETS
  Beginning of period.............  21,392,391   12,662,139    25,254,293    7,372,664    69,556,980   19,506,527
                                   -----------  -----------  ------------  -----------  ------------  -----------
  End of period................... $54,138,903  $21,392,391  $          0  $25,254,293  $107,095,346  $69,556,980
                                   ===========  ===========  ============  ===========  ============  ===========

  Beginning units.................   2,188,804    1,482,708     2,395,675      914,600     6,242,860    1,857,604
                                   -----------  -----------  ------------  -----------  ------------  -----------
  Units issued....................   8,998,032    1,685,223     1,552,863    2,216,343    12,647,564    6,675,943
  Units redeemed..................  (5,733,214)    (979,127)   (3,948,538)    (735,268)   (9,288,745)  (2,290,687)
                                   -----------  -----------  ------------  -----------  ------------  -----------
  Ending units....................   5,453,622    2,188,804             0    2,395,675     9,601,679    6,242,860
                                   ===========  ===========  ============  ===========  ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                         SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
 AST FEDERATED AGGRESSIVE                                                                  AST GOLDMAN SACHS
     GROWTH PORTFOLIO        AST MID-CAP VALUE PORTFOLIO AST SMALL-CAP VALUE PORTFOLIO CONCENTRATED GROWTH PORTFOLIO
-------------------------    --------------------------  ----------------------------  ----------------------------
 01/01/2011      01/01/2010   01/01/2011    01/01/2010    01/01/2011     01/01/2010     01/01/2011      01/01/2010
     TO              TO           TO            TO            TO             TO             TO              TO
 12/31/2011      12/31/2010   12/31/2011    12/31/2010    12/31/2011     12/31/2010     12/31/2011      12/31/2010
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
$   (818,255)   $  (317,239) $  (436,346)  $  (180,871)  $  (526,670)   $  (323,545)   $ (1,018,944)   $  (639,108)
           0              0            0             0             0              0               0              0
  (9,712,881)        39,936   (2,291,849)      256,047    (2,091,081)      (183,616)         55,282      1,552,953
  (9,395,968)     6,640,238   (3,243,340)    3,738,145    (4,159,165)     6,894,486      (6,320,145)     3,696,339
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

 (19,927,104)     6,362,935   (5,971,535)    3,813,321    (6,776,916)     6,387,325      (7,283,807)     4,610,184
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

  27,072,834     16,975,746   24,456,906    15,455,686    20,327,321     14,903,922      25,612,257     27,623,878
      (5,390)        (3,646)     (18,251)            0       (17,562)             0            (996)        (3,116)
  (1,573,726)      (694,464)    (914,772)     (458,999)   (1,908,424)    (1,070,190)     (2,041,859)    (1,217,823)
  13,796,160      5,498,653   (8,514,304)    3,687,327    (7,870,116)     4,049,797     (20,337,365)        59,235
    (417,988)      (103,918)    (260,582)      (79,643)     (251,714)      (110,463)       (449,837)      (233,662)
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

  38,871,890     21,672,371   14,748,997    18,604,371    10,279,505     17,773,066       2,782,200     26,228,512
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

  18,944,786     28,035,306    8,777,462    22,417,692     3,502,589     24,160,391      (4,501,607)    30,838,696

  40,832,021     12,796,715   30,901,472     8,483,780    41,902,648     17,742,257      63,049,843     32,211,147
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
$ 59,776,807    $40,832,021  $39,678,934   $30,901,472   $45,405,237    $41,902,648    $ 58,548,236    $63,049,843
============    ===========  ===========   ===========    ===========    ===========    ============   ===========

   3,502,874      1,490,014    2,712,491       919,017     3,661,163      1,917,300       5,726,803      3,085,083
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
  11,939,382      3,275,238    5,971,358     2,451,782     5,647,150      3,070,549       6,917,515      5,221,149
  (9,517,606)    (1,262,378)  (5,029,041)     (658,308)   (5,017,122)    (1,326,686)     (6,983,545)    (2,579,429)
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
   5,924,650      3,502,874    3,654,808     2,712,491     4,291,191      3,661,163       5,660,773      5,726,803
============    ===========  ===========   ===========    ===========    ===========    ============   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                   AST GOLDMAN SACHS MID-CAP     AST LARGE-CAP VALUE        AST LORD ABBETT CORE
                                        GROWTH PORTFOLIO              PORTFOLIO            FIXED INCOME PORTFOLIO
                                   -------------------------  -------------------------  -------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010
                                        TO            TO           TO            TO           TO            TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010   12/31/2011    12/31/2010
                                   ------------  -----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,775,403) $  (806,279) $   (286,744) $  (386,410) $   (437,361) $ 1,224,819
  Capital gains distributions
   received.......................    6,085,586            0             0            0             0            0
  Realized gain (loss) on shares
   redeemed.......................   (7,118,478)   1,491,196    (4,568,054)  (3,494,439)    2,223,162      329,933
  Net change in unrealized gain
   (loss) on investments..........  (10,861,651)   9,438,906      (819,842)  11,241,128     5,151,208    2,045,135
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (13,669,946)  10,123,823    (5,674,640)   7,360,279     6,937,009    3,599,887
                                   ------------  -----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   52,176,656   46,971,408    38,959,343   14,412,984   117,462,662   23,322,629
  Annuity Payments................      (13,140)           0       (86,993)     (14,542)       (4,121)      (3,318)
  Surrenders, withdrawals and
   death benefits.................   (2,443,845)  (1,200,568)   (6,367,567)  (5,642,751)   (5,038,422)  (2,894,558)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (30,926,137)   2,205,923     4,925,802      871,150    76,255,647    5,089,903
  Withdrawal and other
   charges........................     (684,007)    (278,411)     (321,405)    (206,520)     (473,044)    (132,158)
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   18,109,527   47,698,352    37,109,180    9,420,321   188,202,722   25,382,498
                                   ------------  -----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    4,439,581   57,822,175    31,434,540   16,780,600   195,139,731   28,982,385

NET ASSETS
  Beginning of period.............   88,580,837   30,758,662    73,770,993   56,990,393    50,715,133   21,732,748
                                   ------------  -----------  ------------  -----------  ------------  -----------
  End of period................... $ 93,020,418  $88,580,837  $105,205,533  $73,770,993  $245,854,864  $50,715,133
                                   ============  ===========  ============  ===========  ============  ===========

  Beginning units.................    7,399,862    2,817,570     8,210,451    7,330,647     4,379,205    1,958,401
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Units issued....................   12,869,263    7,075,748     8,900,083    2,772,012    25,844,630    3,847,437
  Units redeemed..................  (11,993,385)  (2,493,456)   (5,094,092)  (1,892,208)   (9,311,794)  (1,426,633)
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Ending units....................    8,275,740    7,399,862    12,016,442    8,210,451    20,912,041    4,379,205
                                   ============  ===========  ============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                         SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH                             AST NEUBERGER BERMAN MID-CAP  AST NEUBERGER BERMAN/LSV
        PORTFOLIO            AST MFS GROWTH PORTFOLIO       GROWTH PORTFOLIO         MID-CAP VALUE PORTFOLIO
-------------------------    ------------------------  ---------------------------  -------------------------
 01/01/2011      01/01/2010   01/01/2011   01/01/2010   01/01/2011     01/01/2010    01/01/2011    01/01/2010
     TO              TO           TO           TO           TO             TO            TO            TO
 12/31/2011      12/31/2010   12/31/2011   12/31/2010   12/31/2011     12/31/2010    12/31/2011    12/31/2010
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
$ (1,661,802)   $  (663,419) $  (415,225) $  (218,408) $ (1,538,448)  $  (530,649)  $   (683,195) $  (264,614)
           0              0            0            0             0             0              0            0
  (1,571,416)      (863,107)     (92,841)      51,437       (16,785)      571,644     (5,513,425)    (640,332)
  (6,299,604)    14,435,435   (1,865,905)   2,479,275    (5,915,307)    9,292,173     (6,465,566)  10,590,682
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  (9,532,822)    12,908,909   (2,373,971)   2,312,304    (7,470,540)    9,333,168    (12,662,186)   9,685,736
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  57,454,010     36,349,073   14,742,856   11,455,971    62,217,195    27,278,317     46,536,831   36,110,174
     (19,408)        (8,960)           0            0          (990)      (14,838)        (6,057)           0

  (5,371,138)    (3,975,655)  (1,117,920)    (468,820)   (2,061,611)     (993,539)    (2,647,594)  (1,526,927)

 (23,306,496)     4,184,659   (5,342,908)   5,049,503   (15,981,311)    8,387,721    (22,194,283)   7,726,488
    (672,685)      (262,992)    (212,546)     (81,643)     (539,513)     (154,789)      (608,799)    (232,004)
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  28,084,283     36,286,125    8,069,482   15,955,011    43,633,770    34,502,872     21,080,098   42,077,731
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  18,551,461     49,195,034    5,695,511   18,267,315    36,163,230    43,836,040      8,417,912   51,763,467

  99,289,364     50,094,330   27,605,037    9,337,722    64,481,500    20,645,460     78,392,118   26,628,651
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
$117,840,825    $99,289,364  $33,300,548  $27,605,037  $100,644,730   $64,481,500   $ 86,810,030  $78,392,118
============    ===========  ===========  ===========  ============   ===========   ============  ===========

   9,228,317      5,648,986    2,603,376      986,236     5,335,094     2,096,148      7,173,550    3,024,362
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
  13,485,414      6,182,159    4,051,956    2,284,624    13,577,914     4,670,481     12,333,462    6,733,936
 (11,531,539)    (2,602,828)  (3,437,135)    (667,484)  (10,298,568)   (1,431,535)   (11,320,490)  (2,584,748)
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
  11,182,192      9,228,317    3,218,197    2,603,376     8,614,440     5,335,094      8,186,522    7,173,550
============    ===========  ===========  ===========  ============   ===========   ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                   AST PIMCO LIMITED MATURITY  AST T. ROWE PRICE EQUITY   AST QMA US EQUITY ALPHA
                                         BOND PORTFOLIO            INCOME PORTFOLIO              PORTFOLIO
                                   --------------------------  ------------------------  ------------------------
                                    01/01/2011    01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                        TO            TO            TO           TO           TO           TO
                                    12/31/2011    12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   ------------  ------------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,069,129) $    500,499  $  (258,075) $  (124,816) $  (239,155) $  (122,219)
  Capital gains distributions
   received.......................    2,107,308       100,551            0            0            0            0
  Realized gain (loss) on shares
   redeemed.......................     (430,496)     (284,311)  (2,322,679)    (513,232)    (734,646)    (177,948)
  Net change in unrealized gain
   (loss) on investments..........      (43,486)      881,807   (2,157,358)   4,388,991     (318,308)   2,182,015
                                   ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................      564,197     1,198,546   (4,738,112)   3,750,943   (1,292,109)   1,881,848
                                   ------------  ------------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   63,799,009    49,213,544   26,011,071   21,984,660   12,314,263    8,410,772
  Annuity Payments................      (31,083)      (34,271)           0            0         (850)           0
  Surrenders, withdrawals and
   death benefits.................  (10,828,361)   (6,080,815)  (1,054,509)    (694,568)    (974,519)    (411,747)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    8,341,377    10,642,736   (9,633,674)   2,253,303   (1,060,622)   1,493,264
  Withdrawal and other
   charges........................     (662,038)     (292,548)    (329,735)    (157,685)    (147,478)     (50,175)
                                   ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   60,618,904    53,448,646   14,993,153   23,385,710   10,130,794    9,442,114
                                   ------------  ------------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   61,183,101    54,647,192   10,255,041   27,136,653    8,838,685   11,323,962

NET ASSETS
  Beginning of period.............  102,959,497    48,312,305   43,678,448   16,541,795   19,153,680    7,829,718
                                   ------------  ------------  -----------  -----------  -----------  -----------
  End of period................... $164,142,598  $102,959,497  $53,933,489  $43,678,448  $27,992,365  $19,153,680
                                   ============  ============  ===========  ===========  ===========  ===========

  Beginning units.................    9,358,496     4,167,693    4,615,182    2,161,472    1,934,062      983,307
                                   ------------  ------------  -----------  -----------  -----------  -----------
  Units issued....................   15,646,583     8,747,168    6,741,661    4,312,924    3,425,804    1,483,986
  Units redeemed..................   (9,648,441)   (3,556,365)  (5,563,409)  (1,859,214)  (2,671,702)    (533,231)
                                   ------------  ------------  -----------  -----------  -----------  -----------
  Ending units....................   15,356,638     9,358,496    5,793,434    4,615,182    2,688,164    1,934,062
                                   ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
 AST T. ROWE PRICE NATURAL        AST T. ROWE PRICE ASSET       AST MFS GLOBAL EQUITY    AST JPMORGAN INTERNATIONAL
    RESOURCES PORTFOLIO            ALLOCATION PORTFOLIO               PORTFOLIO               EQUITY PORTFOLIO
--------------------------    ------------------------------  -------------------------  -------------------------
 01/01/2011      01/01/2010     01/01/2011      01/01/2010     01/01/2011    01/01/2010   01/01/2011    01/01/2010
     TO              TO             TO              TO             TO            TO           TO            TO
 12/31/2011      12/31/2010     12/31/2011      12/31/2010     12/31/2011    12/31/2010   12/31/2011    12/31/2010
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
$ (2,933,854)   $ (1,727,306) $  (12,239,134) $   (7,039,787) $ (1,008,835) $  (426,241) $   (278,386) $  (345,855)
           0               0               0               0             0            0             0            0
 (21,424,084)     (8,068,734)    (23,561,430)      4,334,623    (3,065,557)    (637,063)   (8,244,379)  (1,080,192)
 (42,683,044)     43,192,200     (45,536,830)    106,443,753    (6,204,187)   6,859,834   (11,089,319)   6,733,835
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

 (67,040,982)     33,396,160     (81,337,394)    103,738,589   (10,278,579)   5,796,530   (19,612,084)   5,307,788
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

 125,329,516      81,759,033   1,366,449,922     960,125,293    48,630,665   38,254,873    46,028,814   45,271,111
     (73,128)       (117,544)       (324,528)         (6,658)      (28,507)      (3,431)            0            0
  (9,583,248)     (7,510,721)    (36,288,762)    (12,801,562)   (1,927,519)    (918,731)   (2,276,672)  (1,505,812)
 (63,438,016)     19,049,551    (342,122,960)    113,675,040   (15,603,046)   6,157,444   (23,340,361)   5,651,681
  (1,562,649)       (658,679)    (14,390,187)     (4,985,770)     (579,797)    (199,562)     (696,995)    (307,260)
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

  50,672,475      92,521,640     973,323,485   1,056,006,343    30,491,796   43,290,593    19,714,786   49,109,720
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

 (16,368,507)    125,917,800     891,986,091   1,159,744,932    20,213,217   49,087,123       102,702   54,417,508

 237,117,710     111,199,910   1,581,659,296     421,914,364    67,367,886   18,280,763    90,494,799   36,077,291
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
$220,749,203    $237,117,710  $2,473,645,387  $1,581,659,296  $ 87,581,103  $67,367,886  $ 90,597,501  $90,494,799
============    ============  ==============  ==============  ============  ===========  ============  ===========

  18,819,743       9,564,384     146,125,937      42,023,411     6,014,635    1,712,519     8,841,943    3,787,595
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
  32,314,613      15,994,557     245,354,653     124,785,390    11,677,053    5,796,557    13,180,716    7,949,201
 (29,553,370)     (6,739,198)   (162,379,154)    (20,682,864)   (9,403,285)  (1,494,441)  (12,237,949)  (2,894,853)
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
  21,580,986      18,819,743     229,101,436     146,125,937     8,288,403    6,014,635     9,784,710    8,841,943
============    ============  ==============  ==============  ============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                      SUBACCOUNTS
                                 -------------------------------------------------------------------------------------
                                  AST T. ROWE PRICE GLOBAL   AST WELLINGTON MANAGEMENT     AST CAPITAL GROWTH ASSET
                                       BOND PORTFOLIO         HEDGED EQUITY PORTFOLIO        ALLOCATION PORTFOLIO
                                 -------------------------  --------------------------  ------------------------------
                                  01/01/2011    01/01/2010   01/01/2011    01/01/2010     01/01/2011      01/01/2010
                                      TO            TO           TO            TO             TO              TO
                                  12/31/2011    12/31/2010   12/31/2011    12/31/2010     12/31/2011      12/31/2010
                                 ------------  -----------  ------------  ------------  --------------  --------------
OPERATIONS
 Net investment income
  (loss)........................ $    801,976  $   334,647  $ (2,596,113) $ (1,676,236) $  (42,019,186) $  (17,292,134)
 Capital gains distributions
  received......................      669,467      194,654             0             0               0               0
 Realized gain (loss) on shares
  redeemed......................      353,711     (513,846)   (1,567,286)     (695,081)    (16,206,064)     (3,821,726)
 Net change in unrealized gain
  (loss) on investments.........     (362,314)   1,488,631    (8,905,749)   19,494,071    (207,253,142)    280,116,164
                                 ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS....................    1,462,840    1,504,086   (13,069,148)   17,122,754    (265,478,392)    259,002,304
                                 ------------  -----------  ------------  ------------  --------------  --------------

CONTRACT OWNER
  TRANSACTIONS
 Contract owner net
  payments......................   51,141,725   37,742,204   122,860,736     6,538,798   1,024,782,927   1,134,507,274
 Annuity Payments...............     (100,113)      (4,616)     (291,402)      (28,721)        (34,614)        (48,067)
 Surrenders, withdrawals and
  death benefits................   (3,211,076)  (2,071,133)  (11,080,745)   (9,528,323)    (77,251,951)    (50,543,240)
 Net transfers between other
  subaccounts or fixed rate
  option........................   (5,680,313)   3,342,661    16,310,286    (3,610,461)   (870,888,167)     96,224,309
 Withdrawal and other
  charges.......................     (556,889)    (186,846)     (672,530)     (569,984)    (18,936,710)    (10,012,672)
                                 ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  CONTRACT OWNER
  TRANSACTIONS..................   41,593,334   38,822,270   127,126,345    (7,198,691)     57,671,485   1,170,127,604
                                 ------------  -----------  ------------  ------------  --------------  --------------

TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS........................   43,056,174   40,326,356   114,057,197     9,924,063    (207,806,907)  1,429,129,908

NET ASSETS
 Beginning of period............   70,482,611   30,156,255   151,898,334   141,974,271   3,101,702,125   1,672,572,217
                                 ------------  -----------  ------------  ------------  --------------  --------------
 End of period.................. $113,538,785  $70,482,611  $265,955,531  $151,898,334  $2,893,895,218  $3,101,702,125
                                 ============  ===========  ============  ============  ==============  ==============

 Beginning units................    6,414,856    2,630,885    15,550,715    16,368,619     297,588,583     182,178,728
                                 ------------  -----------  ------------  ------------  --------------  --------------
 Units issued...................   12,203,682    5,756,173    26,361,479     3,206,431     249,637,970     197,056,548
 Units redeemed.................   (8,192,865)  (1,972,202)  (12,496,303)   (4,024,335)   (259,237,713)    (81,646,693)
                                 ------------  -----------  ------------  ------------  --------------  --------------
 Ending units...................   10,425,673    6,414,856    29,415,891    15,550,715     287,988,840     297,588,583
                                 ============  ===========  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC STRATEGIES ASSET     AST BALANCED ASSET ALLOCATION      AST PRESERVATION ASSET      AST FIRST TRUST BALANCED TARGET
     ALLOCATION PORTFOLIO                    PORTFOLIO                 ALLOCATION PORTFOLIO                  PORTFOLIO
------------------------------    ------------------------------  ------------------------------  ------------------------------
  01/01/2011        01/01/2010      01/01/2011      01/01/2010      01/01/2011      01/01/2010      01/01/2011      01/01/2010
      TO                TO              TO              TO              TO              TO              TO              TO
  12/31/2011        12/31/2010      12/31/2011      12/31/2010      12/31/2011      12/31/2010      12/31/2011      12/31/2010
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$  (33,379,568)   $  (16,804,080) $  (39,196,878) $  (22,594,249) $  (21,174,511) $   (7,125,182) $      339,012  $   (1,964,543)
             0                 0               0               0               0               0               0               0
   (21,159,293)       (3,273,089)     28,966,827      15,668,623      27,118,606      13,144,293     (23,367,311)      1,519,426
  (155,056,758)      207,238,250    (179,039,480)    276,659,761     (41,348,326)    137,638,945     (65,186,924)     82,435,956
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

  (209,595,619)      187,161,081    (189,269,531)    269,734,135     (35,404,231)    143,658,056     (88,215,223)     81,990,839
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,060,310,000     1,012,386,393   1,120,558,937   1,158,246,684     913,541,256     889,173,216     715,533,090     558,240,620
       (54,777)          (50,158)     (1,652,150)     (1,191,070)     (1,304,838)     (1,012,294)           (357)              0
   (75,450,434)      (53,522,398)   (167,162,173)   (130,696,229)   (132,466,652)    (99,177,670)    (27,306,788)    (13,636,165)
  (571,845,510)      125,342,254    (516,151,435)    118,993,299     (72,746,815)     75,408,953    (253,929,536)     59,532,530
   (16,585,901)       (7,372,183)    (20,900,183)    (11,619,089)    (14,013,495)     (7,020,160)     (8,040,472)     (3,106,468)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   396,373,378     1,076,783,908     414,692,996   1,133,733,595     693,009,456     857,372,045     426,255,937     601,030,517
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

   186,777,759     1,263,944,989     225,423,465   1,403,467,730     657,605,225   1,001,030,101     338,040,714     683,021,356

 2,538,982,454     1,275,037,465   3,322,649,778   1,919,182,048   2,211,567,468   1,210,537,367   1,008,798,895     325,777,539
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$2,725,760,213    $2,538,982,454  $3,548,073,243  $3,322,649,778  $2,869,172,693  $2,211,567,468  $1,346,839,609  $1,008,798,895
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

   241,208,278       135,487,612     308,411,300     196,484,156     199,628,107     115,717,040      95,850,727      37,024,284
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   217,981,554       145,578,743     235,969,405     166,493,716     161,870,456     116,132,851     132,561,079      73,705,639
  (190,167,898)      (39,858,077)   (204,798,556)    (54,566,572)    (97,108,210)    (32,221,784)    (98,362,400)    (14,879,196)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   269,021,934       241,208,278     339,582,149     308,411,300     264,390,353     199,628,107     130,049,406      95,850,727
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                           SUBACCOUNTS
                                   ------------------------------------------------------------------------------------------
                                       AST FIRST TRUST CAPITAL                                          AST T. ROWE PRICE
                                         APPRECIATION TARGET           AST ADVANCED STRATEGIES          LARGE-CAP GROWTH
                                              PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                   ------------------------------  ------------------------------  --------------------------
                                     01/01/2011      01/01/2010      01/01/2011      01/01/2010     01/01/2011    01/01/2010
                                         TO              TO              TO              TO             TO            TO
                                     12/31/2011      12/31/2010      12/31/2011      12/31/2010     12/31/2011    12/31/2010
                                   --------------  --------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (8,954,803) $   (6,629,686) $  (13,398,739) $   (6,818,107) $ (3,091,621) $ (1,532,065)
  Capital gains distributions
   received.......................              0               0               0               0             0             0
  Realized gain (loss) on shares
   redeemed.......................    (60,826,394)        (54,691)    (18,773,736)      6,033,951    (1,308,224)    1,286,756
  Net change in unrealized gain
   (loss) on investments..........   (165,228,575)    154,800,544     (76,239,653)    112,222,331   (13,857,020)   17,175,619
                                   --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (235,009,772)    148,116,167    (108,412,128)    111,438,175   (18,256,865)   16,930,310
                                   --------------  --------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    959,511,469     693,837,514   1,173,196,706     801,621,593    84,639,943    66,740,548
  Annuity Payments................           (334)       (199,015)         (3,071)        (94,085)      (30,734)      (10,141)
  Surrenders, withdrawals and
   death benefits.................    (27,930,901)    (14,284,170)    (36,064,453)    (15,477,683)   (7,268,529)   (5,449,068)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (580,355,383)     74,477,940    (437,156,233)    100,597,532   (36,874,340)    7,587,667
  Withdrawal and other
   charges........................    (11,020,522)     (4,615,340)    (12,395,922)     (4,375,538)   (1,134,842)     (469,648)
                                   --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................    340,204,329     749,216,929     687,577,027     882,271,819    39,331,498    68,399,358
                                   --------------  --------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    105,194,557     897,333,096     579,164,899     993,709,994    21,074,633    85,329,668

NET ASSETS
  Beginning of period.............  1,380,684,150     483,351,054   1,496,354,738     502,644,744   152,421,906    67,092,238
                                   --------------  --------------  --------------  --------------  ------------  ------------
  End of period................... $1,485,878,707  $1,380,684,150  $2,075,519,637  $1,496,354,738  $173,496,539  $152,421,906
                                   ==============  ==============  ==============  ==============  ============  ============

  Beginning units.................    131,381,152      58,997,833     137,362,458      51,794,376    13,776,574     6,994,431
                                   --------------  --------------  --------------  --------------  ------------  ------------
  Units issued....................    198,371,369     110,728,897     211,387,522     108,936,661    21,040,767    10,988,988
  Units redeemed..................   (180,909,161)    (38,345,578)   (155,086,928)    (23,368,579)  (18,627,792)   (4,206,845)
                                   --------------  --------------  --------------  --------------  ------------  ------------
  Ending units....................    148,843,360     131,381,152     193,663,052     137,362,458    16,189,549    13,776,574
                                   ==============  ==============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
      AST MONEY MARKET           AST SMALL-CAP GROWTH        AST PIMCO TOTAL RETURN       AST INTERNATIONAL VALUE
         PORTFOLIO                     PORTFOLIO                 BOND PORTFOLIO                  PORTFOLIO
---------------------------    ------------------------  ------------------------------  -------------------------
  01/01/2011      01/01/2010    01/01/2011   01/01/2010    01/01/2011      01/01/2010     01/01/2011    01/01/2010
      TO              TO            TO           TO            TO              TO             TO            TO
  12/31/2011      12/31/2010    12/31/2011   12/31/2010    12/31/2011      12/31/2010     12/31/2011    12/31/2010
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
$  (2,987,329)   $ (1,555,369) $(1,571,296) $  (589,824) $    2,474,087  $     (638,399) $    (79,967) $  (193,294)
            0               0            0            0      51,974,246      12,039,158             0            0
            0               0     (451,960)     589,430      (8,804,208)      4,406,098    (4,951,198)    (637,350)
            0               0   (6,987,997)  14,065,972     (23,889,764)     17,632,983    (5,888,431)   3,619,814
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

   (2,987,329)     (1,555,369)  (9,011,253)  14,065,578      21,754,361      33,439,840   (10,919,596)   2,789,170
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

  132,143,564     128,089,748   45,239,082   20,868,909     597,815,509     609,450,840    26,442,789   22,859,103
            0         (47,312)           0      (39,543)     (1,186,972)       (349,536)            0            0
 (175,207,370)    (85,621,655)  (5,021,210)  (2,956,449)    (74,088,986)    (59,322,567)     (822,124)    (335,723)
  154,512,075      16,169,330   (9,704,905)   6,659,694    (249,761,461)    111,560,017   (10,220,283)   2,172,881
     (895,077)       (428,047)    (489,227)    (173,977)     (8,492,634)     (3,501,713)     (323,992)    (118,912)
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

  110,553,192      58,162,064   30,023,740   24,358,634     264,285,456     657,837,041    15,076,390   24,577,349
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

  107,565,863      56,606,695   21,012,487   38,424,212     286,039,817     691,276,881     4,156,794   27,366,519

  128,581,063      71,974,368   70,221,616   31,797,404   1,231,960,707     540,683,826    39,039,069   11,672,550
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
$ 236,146,926    $128,581,063  $91,234,103  $70,221,616  $1,518,000,524  $1,231,960,707  $ 43,195,863  $39,039,069
=============    ============  ===========  ===========  ==============  ==============  ============  ===========

   12,762,620       6,855,677    5,748,993    3,575,253     113,265,777      51,426,484     3,757,056    1,307,082
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
   66,184,250      30,368,495   11,121,180    3,745,444     136,000,768      89,114,809     7,003,568    3,574,739
  (54,931,668)    (24,461,552)  (9,284,565)  (1,571,704)   (109,323,449)    (27,275,516)   (5,997,630)  (1,124,765)
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
   24,015,202      12,762,620    7,585,608    5,748,993     139,943,096     113,265,777     4,762,994    3,757,056
=============    ============  ===========  ===========  ==============  ==============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                    AST INTERNATIONAL GROWTH   NVIT DEVELOPING MARKETS      AST INVESTMENT GRADE BOND
                                           PORTFOLIO                     FUND                       PORTFOLIO
                                   -------------------------  -------------------------  ------------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010     01/01/2011      01/01/2010
                                        TO            TO           TO            TO             TO              TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010     12/31/2011      12/31/2010
                                   ------------  -----------  ------------  -----------  ---------------  -------------
OPERATIONS
  Net investment income
   (loss)......................... $   (514,583) $  (280,062) $   (268,665) $  (357,844) $   (35,999,379) $  21,076,036
  Capital gains distributions
   received.......................            0            0             0            0       57,978,969     72,866,958
  Realized gain (loss) on shares
   redeemed.......................   (4,755,991)    (577,695)   (1,351,237)  (1,701,140)      (8,996,000)   (14,525,846)
  Net change in unrealized gain
   (loss) on investments..........   (6,418,714)   4,535,610    (3,333,373)   4,854,884      154,548,422    (31,643,393)
                                   ------------  -----------  ------------  -----------  ---------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (11,689,288)   3,677,853    (4,953,275)   2,795,900      167,532,012     47,773,755
                                   ------------  -----------  ------------  -----------  ---------------  -------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   42,627,905   21,946,483        52,248      111,808                0              0
  Policy loans....................            0            0       (28,320)           0                0              0
  Surrenders, withdrawals and
   death benefits.................     (720,127)    (399,400)   (2,071,904)  (2,009,133)     (50,244,306)   (10,642,172)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (7,176,604)   3,606,957    (4,615,879)   3,227,953    7,361,610,289   (157,784,793)
  Withdrawal and other
   charges........................     (318,470)    (118,330)      (50,348)     (56,146)     (25,511,523)    (3,462,835)
                                   ------------  -----------  ------------  -----------  ---------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   34,412,704   25,035,710    (6,714,203)   1,274,482    7,285,854,460   (171,889,800)
                                   ------------  -----------  ------------  -----------  ---------------  -------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   22,723,416   28,713,563   (11,667,478)   4,070,382    7,453,386,472   (124,116,045)

NET ASSETS
  Beginning of period.............   40,508,656   11,795,093    25,523,843   21,453,461      153,555,135    277,671,180
                                   ------------  -----------  ------------  -----------  ---------------  -------------
  End of period................... $ 63,232,072  $40,508,656  $ 13,856,365  $25,523,843  $ 7,606,941,607  $ 153,555,135
                                   ============  ===========  ============  ===========  ===============  =============

  Beginning units.................    3,921,125    1,454,945     1,496,359    1,437,186       11,978,281     23,600,420
                                   ------------  -----------  ------------  -----------  ---------------  -------------
  Units issued....................    9,708,084    3,683,648       269,076      531,954    1,647,509,094    179,733,716
  Units redeemed..................   (6,380,779)  (1,217,468)     (699,816)    (472,781)  (1,035,292,386)  (191,355,855)
                                   ------------  -----------  ------------  -----------  ---------------  -------------
  Ending units....................    7,248,430    3,921,125     1,065,619    1,496,359      624,194,989     11,978,281
                                   ============  ===========  ============  ===========  ===============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS                                                         AST GLOBAL REAL ESTATE
      BOND PORTFOLIO           AST BOND PORTFOLIO 2018    AST BOND PORTFOLIO 2019          PORTFOLIO
--------------------------    -------------------------  ------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO            TO           TO           TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
$  2,414,441    $   (305,774) $ (1,562,019) $  (204,223) $  (120,873) $  (185,962) $   204,100  $   (44,178)
   3,513,277         423,690     3,364,110      795,479    2,652,543      960,788            0            0
   2,248,143       1,159,754     1,219,236    1,608,555     (313,601)   1,079,520   (2,111,918)     119,858
   2,025,194       1,889,443     4,501,640      474,794     (503,158)     (51,345)  (2,792,256)   2,021,554
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

  10,201,055       3,167,113     7,522,967    2,674,605    1,714,911    1,803,001   (4,700,074)   2,097,234
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

 125,407,380     103,078,513             0            0           34           17   19,976,163   15,407,127
           0               0             0            0            0            0            0            0
  (5,253,961)     (1,638,950)   (2,695,970)  (1,048,001)  (1,000,459)    (856,879)    (338,643)     (71,221)
 (27,326,369)     18,921,335   152,617,157   (8,679,907)  (4,412,548)  (2,307,892)  (9,714,690)   3,127,754
  (1,632,686)       (588,096)      (10,705)     (11,708)      (6,393)      (8,396)    (217,513)     (65,514)
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

  91,194,364     119,772,802   149,910,482   (9,739,616)  (5,419,366)  (3,173,150)   9,705,317   18,398,146
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

 101,395,419     122,939,915   157,433,449   (7,065,011)  (3,704,455)  (1,370,149)   5,005,243   20,495,380

 161,901,532      38,961,617    17,223,514   24,288,525   14,731,613   16,101,762   23,406,165    2,910,785
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
$263,296,951    $161,901,532  $174,656,963  $17,223,514  $11,027,158  $14,731,613  $28,411,408  $23,406,165
============    ============  ============  ===========  ===========  ===========  ===========  ===========

  15,298,556       3,800,958     1,423,064    2,189,161    1,228,899    1,467,447    2,119,576      354,543
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
  33,133,655      16,135,520    20,485,724    1,123,532      865,272    1,680,859    4,389,933    2,348,512
 (24,433,258)     (4,637,922)   (7,206,385)  (1,889,629)  (1,285,113)  (1,919,407)  (3,807,256)    (583,479)
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
  23,998,953      15,298,556    14,702,403    1,423,064      809,058    1,228,899    2,702,253    2,119,576
============    ============  ============  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                     AST PARAMETRIC EMERGING   FRANKLIN TEMPLETON VIP FOUNDING     AST GOLDMAN SACHS
                                    MARKETS EQUITY PORTFOLIO        FUNDS ALLOCATION FUND      SMALL-CAP VALUE PORTFOLIO
                                   --------------------------  ------------------------------  -------------------------
                                    01/01/2011    01/01/2010     01/01/2011      01/01/2010     01/01/2011    01/01/2010
                                        TO            TO             TO              TO             TO            TO
                                    12/31/2011    12/31/2010     12/31/2011      12/31/2010     12/31/2011    12/31/2010
                                   ------------  ------------  --------------  --------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,279,778) $   (860,193) $  (23,828,494) $   12,896,017  $ (1,172,908) $  (364,648)
  Capital gains distributions
   received.......................            0             0               0          83,847             0            0
  Realized gain (loss) on shares
   redeemed.......................  (13,539,987)      899,561     (52,514,959)      2,778,929    (4,397,236)     602,897
  Net change in unrealized gain
   (loss) on investments..........  (30,211,989)   14,238,068     (59,183,445)     55,525,137    (4,384,738)   8,694,476
                                   ------------  ------------  --------------  --------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (45,031,754)   14,277,436    (135,526,898)     71,283,930    (9,954,882)   8,932,725
                                   ------------  ------------  --------------  --------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   90,380,080    83,237,916     840,535,790     779,140,362    67,063,374   46,248,187
  Annuity Payments................            0             0               0               0             0            0
  Surrenders, withdrawals and
   death benefits.................   (1,615,264)     (492,394)    (20,954,857)     (5,973,947)   (1,150,224)    (275,085)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (63,400,945)   22,678,991    (477,641,251)     96,307,002   (28,383,706)   7,807,178
  Withdrawal and other
   charges........................   (1,221,160)     (448,922)    (10,639,733)     (4,028,615)     (695,724)    (187,783)
                                   ------------  ------------  --------------  --------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   24,142,711   104,975,591     331,299,949     865,444,802    36,833,720   53,592,497
                                   ------------  ------------  --------------  --------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (20,889,043)  119,253,027     195,773,051     936,728,732    26,878,838   62,525,222

NET ASSETS
  Beginning of period.............  144,881,864    25,628,837   1,165,490,270     228,761,538    72,333,809    9,808,587
                                   ------------  ------------  --------------  --------------  ------------  -----------
  End of period................... $123,992,821  $144,881,864  $1,361,263,321  $1,165,490,270  $ 99,212,647  $72,333,809
                                   ============  ============  ==============  ==============  ============  ===========

  Beginning units.................   12,639,741     2,786,558     114,431,062      26,708,781     6,209,379    1,010,377
                                   ------------  ------------  --------------  --------------  ------------  -----------
  Units issued....................   22,940,141    13,559,592     175,793,466     112,313,681    14,794,166    6,793,399
  Units redeemed..................  (21,909,398)   (3,706,409)   (154,175,823)    (24,591,400)  (12,296,653)  (1,594,397)
                                   ------------  ------------  --------------  --------------  ------------  -----------
  Ending units....................   13,670,484    12,639,741     136,048,705     114,431,062     8,706,892    6,209,379
                                   ============  ============  ==============  ==============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
    AST CLS GROWTH ASSET           AST CLS MODERATE ASSET       AST HORIZON GROWTH ASSET    AST HORIZON MODERATE ASSET
    ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO
----------------------------    ----------------------------  ---------------------------  ---------------------------
  01/01/2011       01/01/2010     01/01/2011     01/01/2010     01/01/2011    01/01/2010     01/01/2011    01/01/2010
      TO               TO             TO             TO             TO            TO             TO            TO
  12/31/2011       12/31/2010     12/31/2011     12/31/2010     12/31/2011    12/31/2010     12/31/2011    12/31/2010
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
$  (14,563,866)   $ (5,258,729) $  (14,870,150) $ (5,399,400) $  (9,817,290) $ (3,698,970) $ (10,251,736) $ (4,390,956)
    10,447,165               0      18,823,710             0     32,513,771             0     43,442,660             0
   (36,242,977)      3,236,488     (22,353,121)    2,133,841    (30,309,048)    2,302,123    (20,175,403)    2,068,033
   (71,741,590)     66,974,826     (66,055,507)   64,996,847    (49,167,076)   43,550,901    (57,101,570)   46,984,034
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

  (112,101,268)     64,952,585     (84,455,068)   61,731,288    (56,779,643)   42,154,054    (44,086,049)   44,661,111
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

   714,180,565     537,509,494     698,014,324   582,027,669    466,234,815   365,914,756    469,447,310   434,062,950
             0               0               0             0              0             0        (56,005)            0
   (10,686,227)     (3,042,076)    (16,134,220)   (5,437,364)    (7,244,868)   (2,351,092)   (14,222,028)   (4,210,024)
  (367,547,846)     56,802,522    (213,983,463)   76,008,067   (182,187,810)   41,288,601   (124,217,174)   50,134,859
    (7,739,074)     (2,755,163)     (8,538,964)   (3,251,925)    (5,557,061)   (1,948,906)    (6,544,721)   (2,578,956)
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

   328,207,418     588,514,777     459,357,677   649,346,447    271,245,076   402,903,359    324,407,382   477,408,829
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

   216,106,150     653,467,362     374,902,609   711,077,735    214,465,433   445,057,413    280,321,333   522,069,940

   815,839,953     162,372,591     917,592,487   206,514,752    564,004,840   118,947,427    686,924,432   164,854,492
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
$1,031,946,103    $815,839,953  $1,292,495,096  $917,592,487  $ 778,470,273  $564,004,840  $ 967,245,765  $686,924,432
==============    ============  ==============  ============  =============  ============  =============  ============

    78,030,921      19,248,102      87,540,737    22,971,095     53,201,358    13,284,062     65,121,003    17,716,689
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
   142,081,443      77,608,107     133,035,078    73,507,465     91,698,121    51,146,449     90,270,574    54,859,775
  (119,368,949)    (18,825,288)    (94,262,906)   (8,937,823)   (70,568,195)  (11,229,153)   (62,145,323)   (7,455,461)
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
   100,743,415      78,030,921     126,312,909    87,540,737     74,331,284    53,201,358     93,246,254    65,121,003
==============    ============  ==============  ============  =============  ============  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                   AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER   PROFUND VP CONSUMER
                                            PORTFOLIO                       SERVICES           GOODS PORTFOLIO
                                   ---------------------------------  --------------------  --------------------
                                     01/01/2011       01/01/2010      01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                         TO               TO              TO         TO         TO         TO
                                     12/31/2011       12/31/2010      12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                    -------------     ------------    ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (8,370,200)    $ (2,218,098)     $ (1,108)  $ (1,062)  $   (883)  $ (1,423)
  Capital gains distributions
   received.......................    21,563,244                0             0          0          0          0
  Realized gain (loss) on shares
   redeemed.......................   (34,358,264)       1,328,971       (11,655)     9,311       (621)    13,522
  Net change in unrealized gain
   (loss) on investments..........   (38,777,131)      30,221,179        (6,395)     7,996     (1,198)     5,787
                                    -------------     ------------     --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (59,942,351)      29,332,052       (19,158)    16,245     (2,702)    17,886
                                    -------------     ------------     --------   --------   --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   457,424,779      278,063,187         9,999     23,347     11,268     32,548
  Annuity Payments................      (103,749)               0             0          0          0          0
  Surrenders, withdrawals and
   death benefits.................    (6,971,923)      (1,312,492)          (13)         0     (7,246)         0
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (175,163,948)      27,995,209        52,513     25,336    232,480      1,467
  Withdrawal and other
   charges........................    (3,971,570)      (1,102,940)         (905)      (584)      (987)      (658)
                                    -------------     ------------     --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   271,213,589      303,642,964        61,594     48,099    235,515     33,357
                                    -------------     ------------     --------   --------   --------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   211,271,238      332,975,016        42,436     64,344    232,813     51,243

NET ASSETS
  Beginning of period.............   391,883,183       58,908,167        80,168     15,824    125,434     74,191
                                    -------------     ------------     --------   --------   --------   --------
  End of period................... $ 603,154,421     $391,883,183      $122,604   $ 80,168   $358,247   $125,434
                                    =============     ============     ========   ========   ========   ========

  Beginning units.................    36,638,038        6,536,221         7,362      1,750     11,873      8,079
                                    -------------     ------------     --------   --------   --------   --------
  Units issued....................    83,559,824       36,756,997        27,180     16,740     52,852     22,669
  Units redeemed..................   (61,947,085)      (6,655,180)      (24,075)   (11,128)   (33,216)   (18,875)
                                    -------------     ------------     --------   --------   --------   --------
  Ending units....................    58,250,777       36,638,038        10,467      7,362     31,509     11,873
                                    =============     ============     ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP           PROFUND VP HEALTH        PROFUND VP        PROFUND VP MID-CAP
     FINANCIALS                 CARE               INDUSTRIALS             GROWTH
--------------------    --------------------  --------------------  --------------------
01/01/2011   01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
    TO           TO         TO         TO         TO         TO         TO         TO
12/31/2011   12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
----------   ---------- ---------- ---------- ---------- ---------- ---------- ----------
$ (12,665)   $ (12,261) $ (10,581)  $ (8,965) $  (2,410)  $ (2,112) $  (6,928)  $ (4,909)
        0            0          0          0          0          0          0          0
  (53,683)      15,818     33,807     10,573        (95)     1,054    (14,522)    40,655
 (112,339)      48,398     (3,994)    14,586    (22,957)    33,328    (69,492)    52,722
---------    ---------  ---------   --------  ---------   --------  ---------   --------

 (178,687)      51,955     19,232     16,194    (25,462)    32,270    (90,942)    88,468
---------    ---------  ---------   --------  ---------   --------  ---------   --------

   31,086      286,087     55,035    155,411    131,749     57,489    119,701     47,618
        0            0          0          0          0          0          0          0
   (2,165)      (3,081)   (36,093)    (1,106)    (6,193)         0    (53,334)    (2,135)
 (401,772)     (63,030)  (202,975)   298,168   (141,387)    40,111   (225,522)   301,971
   (5,871)      (6,704)    (6,374)    (4,860)    (1,908)    (1,171)    (2,693)    (2,299)
---------    ---------  ---------   --------  ---------   --------  ---------   --------

 (378,722)     213,272   (190,407)   447,613    (17,739)    96,429   (161,848)   345,155
---------    ---------  ---------   --------  ---------   --------  ---------   --------

 (557,409)     265,227   (171,175)   463,807    (43,201)   128,699   (252,790)   433,623

  986,895      721,668    864,436    400,629    214,035     85,336    578,577    144,954
---------    ---------  ---------   --------  ---------   --------  ---------   --------
$ 429,486    $ 986,895  $ 693,261   $864,436  $ 170,834   $214,035  $ 325,787   $578,577
=========    =========  =========   ========  =========   ========  =========   ========

  151,835      121,143     87,079     40,894     23,563     11,449     52,417     17,158
---------    ---------  ---------   --------  ---------   --------  ---------   --------
   84,150      150,328     80,037     80,712     30,292     22,105    109,132    120,848
 (157,948)    (119,636)  (102,679)   (34,527)   (34,550)    (9,991)  (129,905)   (85,589)
---------    ---------  ---------   --------  ---------   --------  ---------   --------
   78,037      151,835     64,437     87,079     19,305     23,563     31,644     52,417
=========    =========  =========   ========  =========   ========  =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                              SUBACCOUNTS
                                   ----------------------------------------------------------------
                                    PROFUND VP MID-CAP      PROFUND VP REAL    PROFUND VP SMALL-CAP
                                           VALUE                ESTATE                GROWTH
                                   --------------------  --------------------  --------------------
                                   01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                       TO         TO         TO         TO         TO         TO
                                   12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                   ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss).........................  $ (5,608)  $ (4,307) $  (8,599)  $ 13,569  $  (6,831)  $ (5,269)
  Capital gains distributions
   received.......................         0          0          0          0        831          0
  Realized gain (loss) on shares
   redeemed.......................    15,163     28,586     56,390     38,753    (19,740)    18,564
  Net change in unrealized gain
   (loss) on investments..........   (45,692)    26,698    (69,755)    58,867    (52,034)    54,530
                                    --------   --------  ---------   --------  ---------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (36,137)    50,977    (21,964)   111,189    (77,774)    67,825
                                    --------   --------  ---------   --------  ---------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    21,630     68,744     74,968    178,086    116,710     85,066
  Annuity Payments................         0          0          0          0          0          0
  Surrenders, withdrawals and
   death benefits.................    (9,320)    (1,855)   (10,233)    (4,171)   (52,325)      (645)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   235,308    125,976   (359,505)   (40,391)  (131,037)   229,389
  Withdrawal and other
   charges........................    (2,851)    (2,621)    (3,687)    (4,663)    (2,554)    (2,448)
                                    --------   --------  ---------   --------  ---------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   244,767    190,244   (298,457)   128,861    (69,206)   311,362
                                    --------   --------  ---------   --------  ---------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   208,630    241,221   (320,421)   240,050   (146,980)   379,187

NET ASSETS
  Beginning of period.............   456,463    215,242    706,567    466,517    550,027    170,840
                                    --------   --------  ---------   --------  ---------   --------
  End of period...................  $665,093   $456,463  $ 386,146   $706,567  $ 403,047   $550,027
                                    ========   ========  =========   ========  =========   ========

  Beginning units.................    46,242     25,833     83,091     67,246     50,538     20,201
                                    --------   --------  ---------   --------  ---------   --------
  Units issued....................   100,172     57,366     35,675     76,262    104,290     92,817
  Units redeemed..................   (79,983)   (36,957)   (75,991)   (60,417)  (117,877)   (62,480)
                                    --------   --------  ---------   --------  ---------   --------
  Ending units....................    66,431     46,242     42,775     83,091     36,951     50,538
                                    ========   ========  =========   ========  =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP        PROFUND VP                             PROFUND VP LARGE-CAP
        VALUE           TELECOMMUNICATIONS   PROFUND VP UTILITIES         GROWTH
--------------------   --------------------  --------------------  --------------------
01/01/2011  01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2011  12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (3,569)   $ (4,163) $   4,993   $  1,334   $  1,483   $  2,516  $ (11,034)  $ (9,961)
        0           0          0          0          0          0          0          0
   (1,699)     17,490     (1,637)     3,083     11,846      8,108     29,651     47,103
  (14,895)     19,221    (14,458)    16,440     37,775     (2,710)   (47,379)    29,370
 --------    --------  ---------   --------   --------   --------  ---------   --------

  (20,163)     32,548    (11,102)    20,857     51,104      7,914    (28,762)    66,512
 --------    --------  ---------   --------   --------   --------  ---------   --------

   27,627      25,897      3,346     31,772     63,415     50,357     58,985     43,716
        0           0          0          0          0          0          0          0
   (8,176)       (598)        (9)       (79)      (342)      (204)   (63,979)    (3,083)
  147,548      16,417   (104,890)    73,275    181,656    (57,399)    52,518        419
   (1,429)     (2,323)    (1,046)      (852)    (2,440)    (2,124)    (4,672)    (5,139)
 --------    --------  ---------   --------   --------   --------  ---------   --------

  165,570      39,393   (102,599)   104,116    242,289     (9,370)    42,852     35,913
 --------    --------  ---------   --------   --------   --------  ---------   --------

  145,407      71,941   (113,701)   124,973    293,393     (1,456)    14,090    102,425

  258,505     186,564    246,298    121,325    295,251    296,707    676,824    574,399
 --------    --------  ---------   --------   --------   --------  ---------   --------
 $403,912    $258,505  $ 132,597   $246,298   $588,644   $295,251  $ 690,914   $676,824
 ========    ========  =========   ========   ========   ========  =========   ========

   25,324      21,915     25,387     15,804     36,030     37,739     70,690     66,952
 --------    --------  ---------   --------   --------   --------  ---------   --------
   71,486      62,761     17,644     28,097     65,007     26,647    102,147     65,856
  (57,350)    (59,352)   (28,431)   (18,514)   (46,373)   (28,356)  (103,341)   (62,118)
 --------    --------  ---------   --------   --------   --------  ---------   --------
   39,460      25,324     14,600     25,387     54,664     36,030     69,496     70,690
 ========    ========  =========   ========   ========   ========  =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------
                                   PROFUND VP LARGE-CAP   AST JENNISON LARGE-CAP    AST JENNISON LARGE-CAP
                                           VALUE              VALUE PORTFOLIO          GROWTH PORTFOLIO
                                   --------------------  ------------------------  ------------------------
                                   01/01/2011 01/01/2010  01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                       TO         TO          TO           TO           TO           TO
                                   12/31/2011 12/31/2010  12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   ---------- ---------- -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (6,604)  $ (4,307) $  (481,154) $  (143,955) $  (463,441) $   (93,986)
  Capital gains distributions
   received.......................         0          0      129,050       14,850            0            0
  Realized gain (loss) on shares
   redeemed.......................   (42,359)    (6,405)  (2,793,497)     (99,339)    (954,647)     (23,619)
  Net change in unrealized gain
   (loss) on investments..........   (40,958)    56,279   (2,493,809)   2,127,994   (1,425,053)   1,436,671
                                   ---------   --------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (89,921)    45,567   (5,639,410)   1,899,550   (2,843,141)   1,319,066
                                   ---------   --------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    87,706    311,992   24,780,520   18,347,732   22,060,185   12,060,589
  Annuity Payments................         0          0            0            0            0            0
  Surrenders, withdrawals and
   death benefits.................   (56,894)      (218)    (395,637)     (89,452)    (306,409)     (42,002)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   182,086     49,815   (9,485,344)   4,214,808   (2,389,885)   2,484,324
  Withdrawal and other
   charges........................    (4,955)    (4,625)    (232,029)     (50,576)    (175,376)     (32,878)
                                   ---------   --------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   207,943    356,964   14,667,510   22,422,512   19,188,515   14,470,033
                                   ---------   --------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   118,022    402,531    9,028,100   24,322,062   16,345,374   15,789,099

NET ASSETS
  Beginning of period.............   732,764    330,233   24,809,153      487,091   16,038,561      249,462
                                   ---------   --------  -----------  -----------  -----------  -----------
  End of period................... $ 850,786   $732,764  $33,837,253  $24,809,153  $32,383,935  $16,038,561
                                   =========   ========  ===========  ===========  ===========  ===========

  Beginning units.................    89,036     44,746    2,319,311       47,286    1,477,715       24,230
                                   ---------   --------  -----------  -----------  -----------  -----------
  Units issued....................   231,178    123,013    5,579,780    2,628,218    6,022,523    1,724,146
  Units redeemed..................  (222,933)   (78,723)  (4,474,375)    (356,193)  (4,476,730)    (270,661)
                                   ---------   --------  -----------  -----------  -----------  -----------
  Ending units....................    97,281     89,036    3,424,716    2,319,311    3,023,508    1,477,715
                                   =========   ========  ===========  ===========  ===========  ===========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                         SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
  CREDIT SUISSE TRUST
INTERNATIONAL EQUITY FLEX III
       PORTFOLIO               AST BOND PORTFOLIO 2020    AST BOND PORTFOLIO 2017    AST BOND PORTFOLIO 2021
----------------------------  -------------------------  -------------------------  -------------------------
 01/01/2011     01/01/2010     01/01/2011    01/01/2010   01/01/2011   01/04/2010*   01/01/2011   01/04/2010*
     TO             TO             TO            TO           TO           TO            TO           TO
10/21/2011**    12/31/2010     12/31/2011    12/31/2010   12/31/2011   12/31/2010    12/31/2011   12/31/2010
------------    ----------    ------------  -----------  ------------  -----------  ------------  -----------
$   161,925     $ (119,376)   $    (66,889) $  (320,238) $ (1,380,067) $  (120,888) $ (2,372,052) $  (123,369)
          0              0       1,536,534            0       356,403            0             0            0
   (435,076)        (2,119)         67,199    1,543,442       739,451      734,749     6,295,875     (394,532)
 (1,153,588)     1,054,177          13,305      155,536     3,411,695      (26,183)   14,846,592     (591,330)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

 (1,426,739)       932,682       1,550,149    1,378,740     3,127,482      587,678    18,770,415   (1,109,231)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

      6,260         56,224              62          954             0            0             0            0
     (7,148)        (6,941)              0            0             0            0             0            0
   (778,858)      (911,480)       (290,634)    (763,323)   (2,838,068)    (448,217)   (4,036,042)    (310,835)
 (7,741,280)       176,706     (14,787,484)  15,532,076   168,630,258    4,606,659   193,199,248   26,303,043
     (3,588)        (4,929)         (2,730)     (11,533)      (57,543)           0       (82,427)        (108)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

 (8,524,614)      (690,420)    (15,080,786)  14,758,174   165,734,647    4,158,442   189,080,779   25,992,100
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

 (9,951,353)       242,262     (13,530,637)  16,136,914   168,862,129    4,746,120   207,851,194   24,882,869

  9,951,353      9,709,091      17,133,185      996,271     4,746,120            0    24,882,869            0
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------
$         0     $9,951,353    $  3,602,548  $17,133,185  $173,608,249  $ 4,746,120  $232,734,063  $24,882,869
===========      ==========   ============  ===========  ============  ===========  ============  ===========

    890,619        961,736       1,771,066      113,597       449,557            0     2,261,043            0
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------
     42,042         91,617       1,231,594    6,821,656    23,744,431    2,279,990    30,873,753    4,286,029
   (932,661)      (162,734)     (2,688,871)  (5,164,187)   (9,107,483)  (1,830,433)  (14,778,649)  (2,024,986)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------
          0        890,619         313,789    1,771,066    15,086,505      449,557    18,356,147    2,261,043
===========      ==========   ============  ===========  ============  ===========  ============  ===========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   ----------------------------------------------------------------------
                                    WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE
                                        VT CORE EQUITY      VT INTERNATIONAL EQUITY     VT OMEGA GROWTH
                                   PORTFOLIO SHARE CLASS 1  PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1
                                   -----------------------  ---------------------   ----------------------
                                    01/01/2011  07/16/2010* 01/01/2011  07/16/2010* 01/01/2011  07/16/2010*
                                        TO          TO          TO          TO          TO          TO
                                   08/26/2011** 12/31/2010  12/31/2011  12/31/2010  12/31/2011  12/31/2010
                                   ------------ ----------- ----------  ----------- ----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $    (4,503) $  (15,987) $  (9,022)   $ (7,731)  $  (26,631) $  (13,737)
  Capital gains distributions
   received.......................     381,228           0     38,520           0       13,281           0
  Realized gain (loss) on shares
   redeemed.......................    (160,973)     33,375     23,264      18,392      134,548      33,466
  Net change in unrealized gain
   (loss) on investments..........    (393,326)    393,326   (175,830)    176,401     (203,172)    392,777
                                   -----------  ----------  ---------    --------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (177,574)    410,714   (123,068)    187,062      (81,974)    412,506
                                   -----------  ----------  ---------    --------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................           0         436          0           0            0          17
  Annuity Payments................           0           0          0           0       (1,208)          0
  Surrenders, withdrawals and
   death benefits.................    (544,049)   (226,234)  (135,129)    (90,145)    (489,018)   (216,468)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,377,644)  1,919,017    (75,892)    888,420      (61,690)  1,694,559
  Withdrawal and other
   charges........................      (2,657)     (2,009)    (1,666)       (912)      (5,338)     (2,086)
                                   -----------  ----------  ---------    --------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (1,924,350)  1,691,210   (212,687)    797,363     (557,254)  1,476,022
                                   -----------  ----------  ---------    --------   ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (2,101,924)  2,101,924   (335,755)    984,425     (639,228)  1,888,528

NET ASSETS
  Beginning of period.............   2,101,924           0    984,425           0    1,888,528           0
                                   -----------  ----------  ---------    --------   ----------  ----------
  End of period................... $         0  $2,101,924  $ 648,670    $984,425   $1,249,300  $1,888,528
                                   ===========  ==========  =========    ========   ==========  ==========

  Beginning units.................     147,588           0     68,335           0      960,874           0
                                   -----------  ----------  ---------    --------   ----------  ----------
  Units issued....................         453     168,512      3,338      78,496       56,747   1,100,909
  Units redeemed..................    (148,041)    (20,924)   (19,180)    (10,161)    (335,017)   (140,035)
                                   -----------  ----------  ---------    --------   ----------  ----------
  Ending units....................           0     147,588     52,493      68,335      682,604     960,874
                                   ===========  ==========  =========    ========   ==========  ==========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                            SUBACCOUNTS (CONTINUED)
    -----------------------------------------------------------------------
                                                                     AST
    WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE   AST BOND    QUANTITATIVE
     VT SMALL CAP GROWTH      VT SMALL CAP VALUE     PORTFOLIO     MODELING
    PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1    2022       PORTFOLIO
    ---------------------   ----------------------  -----------  ------------
    01/01/2011  07/16/2010* 01/01/2011  07/16/2010* 01/03/2011*  05/02/2011*
        TO          TO          TO          TO          TO            TO
    12/31/2011  12/31/2010  12/31/2011  12/31/2010  12/31/2011    12/31/2011
    ----------  ----------- ----------  ----------- -----------  ------------
    $ (11,453)   $ (5,898)  $  (13,981) $  (16,134) $  (523,180) $  (410,093)
            0           0            0           0            0            0
       58,190      12,918      113,941      32,270      781,609      (28,323)
      (88,021)    178,554     (248,068)    397,279    3,313,545   (1,501,336)
    ---------    --------   ----------  ----------  -----------  -----------

      (41,284)    185,574     (148,108)    413,415    3,571,974   (1,939,752)
    ---------    --------   ----------  ----------  -----------  -----------

       11,422           0           49          46            0   82,822,404
            0           0            0           0            0            0
     (216,445)    (81,224)    (564,394)   (271,331)    (534,212)    (424,353)
      (11,622)    700,216      (29,218)  2,016,712   81,458,818      666,048
       (1,452)       (671)      (5,127)     (2,805)        (313)         (52)
    ---------    --------   ----------  ----------  -----------  -----------

     (218,097)    618,321     (598,690)  1,742,622   80,924,293   83,064,047
    ---------    --------   ----------  ----------  -----------  -----------

     (259,381)    803,895     (746,798)  2,156,037   84,496,267   81,124,295

      803,895           0    2,156,037           0            0            0
    ---------    --------   ----------  ----------  -----------  -----------
    $ 544,514    $803,895   $1,409,239  $2,156,037  $84,496,267  $81,124,295
    =========    ========   ==========  ==========  ===========  ===========

       65,643           0      182,670           0            0            0
    ---------    --------   ----------  ----------  -----------  -----------
        6,142      75,490        7,388     214,443   10,939,930    9,571,626
      (24,510)     (9,847)     (59,447)    (31,773)  (3,889,175)    (455,648)
    ---------    --------   ----------  ----------  -----------  -----------
       47,275      65,643      130,611     182,670    7,050,755    9,115,978
    =========    ========   ==========  ==========  ===========  ===========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                           SUBACCOUNTS
                                   -----------------------------------------------------------
                                                  WELLS FARGO
                                   AST BLACKROCK  ADVANTAGE VT
                                      GLOBAL      OPPORTUNITY   AST PRUDENTIAL  AST NEUBERGER
                                    STRATEGIES       FUND -       CORE BOND      BERMAN CORE
                                     PORTFOLIO      CLASS 1       PORTFOLIO     BOND PORTFOLIO
                                   -------------  ------------  --------------  --------------
                                    04/29/2011*   08/26/2011*    10/31/2011*     10/31/2011*
                                        TO             TO             TO              TO
                                    12/31/2011     12/31/2011     12/31/2011      12/31/2011
                                   -------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss).........................  $ (8,573,981)   $   (8,075)    $   (13,496)     $   (6,875)
  Capital gains distributions
   received.......................             0             0               0               0
  Realized gain (loss) on shares
   redeemed.......................    (7,687,566)        2,455            (136)         (2,189)
  Net change in unrealized gain
   (loss) on investments..........   (43,928,385)       68,169          90,392          32,187
                                    ------------    ----------     -----------      ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (60,189,932)       62,549          76,760          23,123
                                    ------------    ----------     -----------      ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   253,055,390            10       4,956,253       2,439,712
  Annuity Payments................      (224,690)            0               0               0
  Surrenders, withdrawals and
   death benefits.................   (40,482,449)      (72,345)        (14,011)         (5,109)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   665,067,409     1,351,211       6,022,443       1,849,594
  Withdrawal and other
   charges........................    (1,196,754)         (833)         (2,190)         (1,585)
                                    ------------    ----------     -----------      ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   876,218,906     1,278,043      10,962,495       4,282,612
                                    ------------    ----------     -----------      ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   816,028,974     1,340,592      11,039,255       4,305,735

NET ASSETS
  Beginning of period.............             0             0               0               0
                                    ------------    ----------     -----------      ----------
  End of period...................  $816,028,974    $1,340,592     $11,039,255      $4,305,735
                                    ============    ==========     ===========      ==========

  Beginning units.................             0             0               0               0
                                    ------------    ----------     -----------      ----------
  Units issued....................   106,540,937       133,947       1,194,460         550,029
  Units redeemed..................   (17,444,995)       (8,692)        (98,202)       (122,393)
                                    ------------    ----------     -----------      ----------
  Ending units....................    89,095,942       125,255       1,096,258         427,636
                                    ============    ==========     ===========      ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2011

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Preferred, Discovery Select, Discovery Choice, Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement X, B, L, C Series, Prudential Premier Advisor and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and thirteen subaccounts within the Account, of which one hundred and twelve had activity during 2011. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST American Century Income & Growth Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio (merged from Prudential SP Growth
 Asset Allocation Portfolio)
AST BlackRock Value Portfolio (formerly AST Value Portfolio)
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Capital Growth Asset Allocation Portfolio
AST CLS Growth Asset Allocation Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio (merged from AST Neuberger Berman
 Small-Cap Growth Portfolio)
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio (formerly AST AllianceBernstein
 Growth & Income Portfolio)
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST High Yield Portfolio
AST Horizon Growth Asset Allocation Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio (formerly AST Lord Abbett
 Bond-Debenture Portfolio)
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio

                                      A52

AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Small-Cap Growth Portfolio (merged to AST Federated
 Aggressive Growth Portfolio)**
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio (formerly AST AllianceBernstein Core
 Value Portfolio)
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio (formerly AST Aggressive
 Asset Allocation Portfolio)
AST Western Asset Core Plus Bond Portfolio
Credit Suisse Trust International Equity Flex III Portfolio**
Davis Value Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential Conservative Balanced Portfolio
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Flexible Managed Portfolio
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Natural Resources Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP Growth Asset Allocation Portfolio (merged to AST BlackRock Global
 Strategies Portfolio)**
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1 (merged to Wells
 Fargo Advantage VT Opportunity Fund - Class 1)**
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1 (merged from Wells Fargo
 Advantage VT Core Equity Portfolio Share Class 1)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
        --------
        * Subaccount available for investment, but had no assets as of December 31, 2011
        ** Subaccount no longer available for investment as of December 31, 2011

        The Series Funds are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these subaccounts is available upon request to the appropriate companies.

        At December 31, 2011, there were no balances or transactions for the period then ended pertaining to AST Bond Portfolio 2016.

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the

                                      A53
        year ended December 31, 2011 as net transfers between subaccounts. The transfers occurred as follows:

                                 REMOVED PORTFOLIO           SURVIVING PORTFOLIO
APRIL 29, 2011             ------------------------------ --------------------------
                           AST NEUBERGER BERMAN SMALL-CAP  AST FEDERATED AGGRESSIVE
                                  GROWTH PORTFOLIO             GROWTH PORTFOLIO
                           ------------------------------ --------------------------
Shares....................             4,197,465                   10,146,241
Net asset value per share.          $      10.24                 $      10.01
Net assets before merger..          $ 42,982,042                 $ 58,581,833
Net assets after merger...          $          0                 $101,563,875

                             PRUDENTIAL SP GROWTH ASSET      AST BLACKROCK GLOBAL
                                ALLOCATION PORTFOLIO         STRATEGIES PORTFOLIO
                           ------------------------------ --------------------------
Shares....................            67,455,389                   64,419,897
Net asset value per share.          $       9.55                 $      10.00
Net assets before merger..          $644,198,965                 $          0
Net assets after merger...          $          0                 $644,198,965

                                 REMOVED PORTFOLIO           SURVIVING PORTFOLIO
AUGUST 26, 2011            ------------------------------ --------------------------
                           WELLS FARGO ADVANTAGE VT CORE   WELLS FARGO ADVANTAGE VT
                           EQUITY PORTFOLIO SHARE CLASS 1 OPPORTUNITY FUND - CLASS 1
                           ------------------------------ --------------------------
Shares....................               106,493                       81,746
Net asset value per share.          $      12.68                 $      16.52
Net assets before merger..          $  1,350,431                 $          0
Net assets after merger...          $          0                 $  1,350,431

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

        In May 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Account expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Account's financial position or results of operations.

                                      A54

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2011, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2011, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of "Series Funds", and any non-proprietary funds not available for public investment, which are classified as level 2. The Level 2 fund balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2011, are presented below.

   Proprietary Funds ("Series Funds")....................... $42,865,405,407
   AllianceBernstein VPS Large Cap Growth Portfolio Class B. $     4,531,724
   Davis Value Portfolio.................................... $    28,266,090
   Janus Aspen Janus Portfolio - Service Shares............. $    10,839,280
   Janus Aspen Janus Portfolio - Institutional Shares....... $    52,764,624
   Janus Aspen Overseas Portfolio - Institutional Shares.... $    96,776,335
   NVIT Developing Markets Fund............................. $    13,856,365
   ProFund VP Consumer Services............................. $       122,604
   ProFund VP Consumer Goods Portfolio...................... $       358,247
   ProFund VP Financials.................................... $       429,486
   ProFund VP Health Care................................... $       693,261
   ProFund VP Industrials................................... $       170,834
   ProFund VP Mid-Cap Growth................................ $       325,787
   ProFund VP Mid-Cap Value................................. $       665,093
   ProFund VP Real Estate................................... $       386,146
   ProFund VP Small-Cap Growth.............................. $       403,047
   ProFund VP Small-Cap Value............................... $       403,912
   ProFund VP Telecommunications............................ $       132,597
   ProFund VP Utilities..................................... $       588,644
   ProFund VP Large-Cap Growth.............................. $       690,914

                                      A55

ProFund VP Large-Cap Value............................................ $  850,786
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $  648,670
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $1,249,300
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $1,340,592
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $  544,514
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $1,409,239

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During 2011, there were no significant transfers from Level 1 to Level
        2. There were significant transfers from Level 2 to Level 1 of $100,795,946 in respect of the Invesco V.I. Core Equity Fund. The transfers are based on values as of December 31, 2010. Investments are transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public and conversely transferred out of Level 2 and into Level 1 when a net asset value becomes readily available to the public.

        As there are no Level 3 assets for either period, a presentation of the reconciliation of Level 3 assets is not required at this time. In addition, there are no other financial assets or liabilities valued on a non-recurring basis.

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2011 were as follows:

                                                        PURCHASES      SALES
                                                       ----------- -------------
Prudential Money Market Portfolio..................... $70,860,154 $(105,188,577)
Prudential Diversified Bond Portfolio................. $ 3,454,190 $ (32,558,689)
Prudential Equity Portfolio........................... $ 1,678,821 $ (36,553,421)
Prudential Flexible Managed Portfolio................. $   245,225 $  (2,118,412)
Prudential Conservative Balanced Portfolio............ $   306,712 $  (3,532,685)
Prudential Value Portfolio............................ $ 3,996,373 $ (57,896,892)
Prudential High Yield Bond Portfolio.................. $12,396,373 $ (49,316,807)
Prudential Natural Resources Portfolio................ $   211,535 $  (3,299,170)
Prudential Stock Index Portfolio...................... $ 6,238,644 $ (53,987,798)
Prudential Global Portfolio........................... $ 1,315,056 $ (12,274,205)
Prudential Jennison Portfolio......................... $ 2,582,495 $ (50,381,268)
Prudential Small Capitalization Stock Portfolio....... $ 1,047,105 $ (10,415,856)
T. Rowe Price International Stock Portfolio........... $   578,668 $  (3,993,136)
T. Rowe Price Equity Income Portfolio................. $   861,307 $  (9,216,739)
Invesco V.I. Core Equity Fund......................... $   155,694 $ (14,772,623)
Janus Aspen Janus Portfolio - Institutional Shares.... $   357,944 $  (9,246,376)
Janus Aspen Overseas Portfolio - Institutional Shares. $ 3,250,714 $ (24,611,622)
MFS(R) Research Series - Initial Class................ $   262,752 $  (2,623,053)
MFS(R) Growth Series - Initial Class.................. $   537,394 $  (9,232,033)
American Century VP Value Fund........................ $   810,460 $  (3,572,018)
FTVIP Franklin Small-Mid Cap Growth Securities Fund... $ 1,625,733 $  (5,094,978)
Prudential Jennison 20/20 Focus Portfolio............. $ 3,724,313 $  (9,695,233)
Davis Value Portfolio................................. $   450,382 $  (4,982,091)

                                      A56

                                                             PURCHASES          SALES
                                                          --------------- ----------------
AllianceBernstein VPS Large Cap Growth Portfolio Class B. $       723,937 $     (1,212,660)
Prudential SP Small Cap Value Portfolio.................. $     3,654,141 $    (24,425,462)
Janus Aspen Janus Portfolio - Service Shares............. $       262,402 $     (2,797,198)
Prudential SP Prudential U.S. Emerging Growth Portfolio.. $     3,897,160 $    (34,978,481)
Prudential SP Growth Asset Allocation Portfolio.......... $     2,933,141 $   (679,426,618)
Prudential SP International Growth Portfolio............. $     1,633,319 $    (10,801,914)
Prudential SP International Value Portfolio.............. $     2,752,927 $    (11,274,131)
AST Goldman Sachs Large-Cap Value Portfolio.............. $   100,720,170 $    (65,057,747)
AST American Century Income & Growth Portfolio........... $    83,109,491 $    (53,866,239)
AST Schroders Multi-Asset World Strategies Portfolio..... $ 1,483,884,844 $ (1,089,732,640)
AST Cohen & Steers Realty Portfolio...................... $   110,585,418 $    (83,904,639)
AST J.P. Morgan Strategic Opportunities Portfolio........ $   572,034,069 $   (360,597,007)
AST BlackRock Value Portfolio............................ $    78,772,536 $    (41,434,780)
AST Neuberger Berman Small-Cap Growth Portfolio.......... $    16,057,523 $    (45,453,631)
AST High Yield Portfolio................................. $   114,428,152 $    (78,446,097)
AST Federated Aggressive Growth Portfolio................ $   118,977,041 $    (81,217,799)
AST Mid-Cap Value Portfolio.............................. $    57,459,595 $    (43,443,760)
AST Small-Cap Value Portfolio............................ $    50,973,860 $    (41,508,578)
AST Goldman Sachs Concentrated Growth Portfolio.......... $    62,640,083 $    (60,983,177)
AST Goldman Sachs Mid-Cap Growth Portfolio............... $   117,818,411 $   (101,484,288)
AST Large-Cap Value Portfolio............................ $    72,547,515 $    (36,727,106)
AST Lord Abbett Core Fixed Income Portfolio.............. $   241,164,273 $    (54,710,339)
AST Marsico Capital Growth Portfolio..................... $   126,160,002 $   (100,107,991)
AST MFS Growth Portfolio................................. $    36,982,418 $    (29,445,975)
AST Neuberger Berman Mid-Cap Growth Portfolio............ $   134,360,300 $    (92,264,979)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio......... $   109,366,394 $    (89,923,299)
AST PIMCO Limited Maturity Bond Portfolio................ $   127,819,376 $    (69,418,826)
AST T. Rowe Price Equity Income Portfolio................ $    56,922,964 $    (42,750,550)
AST QMA US Equity Alpha Portfolio........................ $    32,615,794 $    (22,909,918)
AST T. Rowe Price Natural Resources Portfolio............ $   278,790,253 $   (232,705,516)
AST T. Rowe Price Asset Allocation Portfolio............. $ 2,327,686,287 $ (1,390,153,026)
AST MFS Global Equity Portfolio.......................... $   109,213,906 $    (80,173,503)
AST JPMorgan International Equity Portfolio.............. $   113,153,829 $    (95,197,431)
AST T. Rowe Price Global Bond Portfolio.................. $   102,297,650 $    (62,296,910)
AST Wellington Management Hedged Equity Portfolio........ $   201,481,288 $    (77,457,767)
AST Capital Growth Asset Allocation Portfolio............ $ 2,269,338,268 $ (2,270,451,359)
AST Academic Strategies Asset Allocation Portfolio....... $ 1,989,589,685 $ (1,644,537,096)
AST Balanced Asset Allocation Portfolio.................. $ 2,158,973,130 $ (1,806,446,444)
AST Preservation Asset Allocation Portfolio.............. $ 1,314,078,308 $   (665,319,204)
AST First Trust Balanced Target Portfolio................ $ 1,228,892,348 $   (824,231,423)
AST First Trust Capital Appreciation Target Portfolio.... $ 1,844,805,924 $ (1,533,191,228)
AST Advanced Strategies Portfolio........................ $ 2,018,513,607 $ (1,364,504,889)
AST T. Rowe Price Large-Cap Growth Portfolio............. $   196,846,500 $   (160,606,623)
AST Money Market Portfolio............................... $   371,207,015 $   (263,677,112)
AST Small-Cap Growth Portfolio........................... $   116,304,529 $    (87,852,086)
AST PIMCO Total Return Bond Portfolio.................... $ 1,043,172,511 $   (803,162,414)
AST International Value Portfolio........................ $    60,813,936 $    (46,561,794)
AST International Growth Portfolio....................... $    81,292,285 $    (47,738,844)
NVIT Developing Markets Fund............................. $     2,365,782 $     (9,402,850)
AST Investment Grade Bond Portfolio...................... $18,935,684,663 $(11,698,771,856)
AST Western Asset Core Plus Bond Portfolio............... $   256,478,801 $   (169,177,044)
AST Bond Portfolio 2018.................................. $   227,245,710 $    (79,044,781)
AST Bond Portfolio 2019.................................. $     9,461,715 $    (15,129,375)
AST Global Real Estate Portfolio......................... $    41,545,551 $    (32,381,760)
AST Parametric Emerging Markets Equity Portfolio......... $   194,801,604 $   (173,470,556)
Franklin Templeton VIP Founding Funds Allocation Fund.... $ 1,563,405,759 $ (1,256,189,032)
AST Goldman Sachs Small-Cap Value Portfolio.............. $   139,025,983 $   (103,859,232)
AST CLS Growth Asset Allocation Portfolio................ $ 1,331,419,140 $ (1,020,791,620)
AST CLS Moderate Asset Allocation Portfolio.............. $ 1,224,750,594 $   (784,959,397)
AST Horizon Growth Asset Allocation Portfolio............ $   863,740,097 $   (604,842,437)
AST Horizon Moderate Asset Allocation Portfolio.......... $   829,661,711 $   (519,749,505)

                                      A57

                                                                        PURCHASES       SALES
                                                                       ------------ -------------
AST FI Pyramis(R) Asset Allocation Portfolio.......................... $787,743,088 $(526,150,314)
ProFund VP Consumer Services.......................................... $    308,645 $    (248,159)
ProFund VP Consumer Goods Portfolio................................... $    584,773 $    (351,820)
ProFund VP Financials................................................. $    442,160 $    (833,547)
ProFund VP Health Care................................................ $    804,065 $  (1,007,602)
ProFund VP Industrials................................................ $    299,582 $    (320,591)
ProFund VP Mid-Cap Growth............................................. $  1,258,813 $  (1,427,589)
ProFund VP Mid-Cap Value.............................................. $  1,025,249 $    (786,759)
ProFund VP Real Estate................................................ $    317,118 $    (624,174)
ProFund VP Small-Cap Growth........................................... $  1,207,763 $  (1,283,799)
ProFund VP Small-Cap Value............................................ $    726,617 $    (564,616)
ProFund VP Telecommunications......................................... $    159,589 $    (265,442)
ProFund VP Utilities.................................................. $    655,359 $    (418,797)
ProFund VP Large-Cap Growth........................................... $  1,057,632 $  (1,025,814)
ProFund VP Large-Cap Value............................................ $  2,234,915 $  (2,039,336)
AST Jennison Large-Cap Value Portfolio................................ $ 49,698,553 $ (35,627,538)
AST Jennison Large-Cap Growth Portfolio............................... $ 57,178,132 $ (38,453,058)
Credit Suisse Trust International Equity Flex III Portfolio........... $    188,255 $  (8,815,943)
AST Bond Portfolio 2020............................................... $  9,449,918 $ (24,720,913)
AST Bond Portfolio 2017............................................... $264,443,636 $(100,138,969)
AST Bond Portfolio 2021............................................... $342,842,551 $(156,201,064)
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1.......... $      6,331 $  (1,953,181)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $     16,016 $    (243,199)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $     19,120 $    (603,005)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $     64,767 $    (294,317)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $     71,537 $    (698,920)
AST Bond Portfolio 2022............................................... $121,926,925 $ (41,525,813)
AST Quantitative Modeling Portfolio................................... $ 83,831,791 $  (1,177,837)
AST BlackRock Global Strategies Portfolio............................. $991,747,052 $(124,102,126)
Wells Fargo Advantage VT Opportunity Fund-Class 1..................... $  1,365,293 $     (95,325)
AST Prudential Core Bond Portfolio.................................... $ 11,622,490 $    (673,491)
AST Neuberger Berman Core Bond Portfolio.............................. $  5,208,355 $    (932,618)

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Funds. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to

                                      A58
        the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                            PRUDENTIAL MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%    1.00%  to   2.10%   -2.03% to   -0.96%
December 31, 2010  198,480 $1.01818 to  $10.32322 $242,080   0.03%    1.00%  to   2.45%   -2.36% to   -0.96%
December 31, 2009  193,139 $1.03827 to  $10.51904 $228,214   0.44%    1.00%  to   2.10%   -1.91% to   -0.60%
December 31, 2008  322,560 $1.05484 to  $10.69759 $382,009   2.58%    1.00%  to   2.45%    0.19% to    1.63%
December 31, 2007  244,095 $1.04749 to  $10.66982 $291,003   4.93%    1.00%  to   2.20%    2.79% to    3.63%

                                          PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  127,376 $1.61669 to  $ 1.94392 $247,133   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  144,786 $1.36361 to  $ 1.63556 $236,342   5.11%    1.35%  to   1.65%   -5.02% to   -4.74%
December 31, 2007  177,980 $1.43562 to  $ 1.71791 $305,167   5.00%    1.35%  to   1.65%    4.00% to    4.31%

                                               PRUDENTIAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%    1.35%  to   2.00%   -5.36% to   -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%    1.35%  to   2.00%    9.71% to   10.41%
December 31, 2009  137,058 $1.10036 to  $ 1.86775 $236,025   1.60%    1.35%  to   2.00%   35.47% to   36.32%
December 31, 2008  155,514 $0.80955 to  $ 1.37073 $197,063   1.44%    1.35%  to   2.00%  -39.37% to  -38.98%
December 31, 2007  183,783 $1.33060 to  $ 2.24766 $382,486   1.01%    1.35%  to   2.00%    7.17% to    7.86%

                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%
December 31, 2009    9,162 $1.68077 to  $ 1.68077 $ 15,399   3.51%    1.40%  to   1.40%   18.30% to   18.30%
December 31, 2008   10,713 $1.42078 to  $ 1.42078 $ 15,220   2.99%    1.40%  to   1.40%  -25.86% to  -25.86%
December 31, 2007   13,097 $1.91640 to  $ 1.91640 $ 25,100   2.25%    1.40%  to   1.40%    4.89% to    4.89%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%
December 31, 2009   14,098 $1.68120 to  $ 1.68120 $ 23,701   3.77%    1.40%  to   1.40%   18.36% to   18.36%
December 31, 2008   16,534 $1.42042 to  $ 1.42042 $ 23,485   3.49%    1.40%  to   1.40%  -22.49% to  -22.49%
December 31, 2007   20,216 $1.83259 to  $ 1.83259 $ 37,048   2.81%    1.40%  to   1.40%    4.65% to    4.65%

                                      A59

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%
December 31, 2009  112,546 $1.22726 to  $10.34659 $228,866   2.07%    1.35%  to   2.00%   38.67% to   40.04%
December 31, 2008  129,517 $0.88118 to  $ 1.71665 $188,188   1.86%    1.35%  to   2.00%  -43.43% to  -43.07%
December 31, 2007  158,069 $1.55562 to  $ 3.01663 $400,689   1.31%    1.35%  to   2.00%    1.15% to    1.81%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%
December 31, 2009   77,867 $1.50037 to  $10.36252 $250,477   5.55%    1.35%  to   2.00%    3.33% to   45.21%
December 31, 2008   74,439 $1.03639 to  $ 1.28867 $ 95,747   8.53%    1.35%  to   1.65%  -23.54% to  -23.32%
December 31, 2007   95,300 $1.35549 to  $ 1.68122 $159,924   7.01%    1.35%  to   1.65%    0.96% to    1.26%

                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011    1,345 $7.43963 to  $ 7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $ 9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%
December 31, 2009    1,900 $7.38206 to  $ 7.38206 $ 14,027   0.72%    1.40%  to   1.40%   74.66% to   74.66%
December 31, 2008    2,069 $4.22664 to  $ 4.22664 $  8,745   0.79%    1.40%  to   1.40%  -53.65% to  -53.65%
December 31, 2007    2,521 $9.11983 to  $ 9.11983 $ 22,994   0.60%    1.40%  to   1.40%   46.23% to   46.23%

                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  169,900 $0.86409 to  $ 1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $ 1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%
December 31, 2009  224,226 $0.76501 to  $ 1.73514 $319,014   2.82%    1.35%  to   2.00%   23.61% to   24.41%
December 31, 2008  252,566 $0.61713 to  $ 1.39552 $288,792   2.26%    1.35%  to   2.00%  -38.18% to  -37.77%
December 31, 2007  299,309 $0.99525 to  $ 2.24407 $551,545   1.51%    1.35%  to   2.00%    3.03% to    3.69%

                                               PRUDENTIAL GLOBAL PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   39,339 $0.79560 to  $ 1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $ 1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%
December 31, 2009   51,131 $0.78450 to  $ 1.69810 $ 74,998   2.91%    1.35%  to   2.00%   28.83% to   29.64%
December 31, 2008   57,722 $0.60723 to  $ 1.31055 $ 65,031   1.82%    1.35%  to   2.00%  -44.04% to  -43.68%
December 31, 2007   67,856 $1.08191 to  $ 2.32839 $135,883   1.05%    1.35%  to   2.00%    8.30% to    9.00%

                                              PRUDENTIAL JENNISON PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  156,398 $0.71775 to  $ 2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $ 2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%
December 31, 2009  193,983 $0.66114 to  $ 1.91072 $302,738   0.68%    1.35%  to   2.00%   40.23% to   41.12%
December 31, 2008  223,476 $0.47008 to  $ 1.35460 $246,262   0.52%    1.35%  to   2.00%  -38.51% to  -38.11%
December 31, 2007  269,108 $0.76233 to  $ 2.19002 $479,398   0.28%    1.35%  to   2.00%    9.79% to   10.50%

                                     PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   19,186 $2.10724 to  $ 3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $ 3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   24,533 $1.71932 to  $ 2.58701 $ 55,161   1.86%    1.35%  to   1.65%   23.16% to   23.51%
December 31, 2008   28,369 $1.39606 to  $ 2.09568 $ 51,677   1.16%    1.35%  to   1.65%  -32.16% to  -31.96%
December 31, 2007   35,286 $2.05789 to  $ 3.08163 $ 94,435   0.55%    1.35%  to   1.65%   -2.16% to   -1.86%

                                       T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   16,365 $0.92976 to  $ 1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   18,469 $1.08424 to  $ 1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   19,690 $0.96293 to  $ 1.30828 $ 25,610   2.73%    1.35%  to   1.65%   49.91% to   50.37%
December 31, 2008   21,047 $0.64232 to  $ 0.87049 $ 18,227   1.89%    1.35%  to   1.65%  -49.54% to  -49.39%
December 31, 2007   24,452 $1.27297 to  $ 1.72087 $ 41,885   1.33%    1.35%  to   1.65%   11.19% to   11.52%

                                          T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   31,233 $1.34518 to  $ 2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   34,755 $1.37716 to  $ 2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   38,561 $1.21705 to  $ 1.87780 $ 71,894   2.00%    1.35%  to   1.65%   23.56% to   23.93%
December 31, 2008   43,431 $0.98503 to  $ 1.51606 $ 65,377   2.30%    1.35%  to   1.65%  -37.15% to  -36.96%
December 31, 2007   52,567 $1.56731 to  $ 2.40627 $125,668   1.67%    1.35%  to   1.65%    1.58% to    1.88%

                                      A60

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                             INVESCO V.I. CORE EQUITY FUND
                   ------------------------------------------------------------------------------------
December 31, 2011  49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010  56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009  64,231 $0.88500 to  $1.67706 $106,158   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008  72,675 $0.70126 to  $1.32547 $ 95,030   2.04%    1.35%  to   1.65%  -31.28% to  -31.08%
December 31, 2007  87,692 $1.02044 to  $1.92405 $166,656   1.04%    1.35%  to   1.65%    6.35% to    6.66%

                                  JANUS ASPEN JANUS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2011  35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010  40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009  45,286 $0.69604 to  $1.44140 $ 64,093   0.53%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008  51,812 $0.51888 to  $1.07198 $ 54,523   0.73%    1.35%  to   1.65%  -40.70% to  -40.53%
December 31, 2007  61,484 $0.87503 to  $1.80324 $109,043   0.70%    1.35%  to   1.65%   13.21% to   13.55%

                                 JANUS ASPEN OVERSEAS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2011  32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009  42,555 $2.04970 to  $3.68158 $154,549   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008  48,523 $1.16037 to  $2.07911 $ 99,657   1.20%    1.35%  to   1.65%  -52.89% to  -52.75%
December 31, 2007  58,643 $2.46327 to  $4.40276 $254,812   0.61%    1.35%  to   1.65%   26.22% to   26.60%

                                        MFS(R) RESEARCH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%
December 31, 2009  13,511 $0.89726 to  $1.44843 $ 19,464   1.49%    1.35%  to   1.65%   28.43% to   28.80%
December 31, 2008  15,464 $0.69863 to  $1.12501 $ 17,310   0.54%    1.35%  to   1.65%  -37.13% to  -36.94%
December 31, 2007  18,594 $1.11117 to  $1.78496 $ 33,009   0.72%    1.35%  to   1.65%   11.36% to   11.69%

                                         MFS(R) GROWTH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  40,132 $0.79756 to  $1.48114 $ 59,016   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008  45,316 $0.58889 to  $1.09086 $ 49,106   0.23%    1.35%  to   1.65%  -38.43% to  -38.25%
December 31, 2007  54,292 $0.95653 to  $1.76744 $ 95,336   0.00%    1.35%  to   1.65%   19.20% to   19.55%

                                            AMERICAN CENTURY VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  15,043 $1.47454 to  $1.77852 $ 26,635   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008  17,240 $1.25041 to  $1.50461 $ 25,826   2.56%    1.35%  to   1.65%  -27.97% to  -27.75%
December 31, 2007  21,699 $1.73593 to  $2.08379 $ 44,987   1.66%    1.35%  to   1.65%   -6.68% to   -6.41%

                             FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  17,918 $0.87224 to  $1.50320 $ 26,268   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008  19,232 $0.61753 to  $1.06167 $ 19,939   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%
December 31, 2007  22,773 $1.09168 to  $1.87203 $ 41,618   0.00%    1.35%  to   1.65%    9.41% to    9.75%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  35,692 $1.56131 to  $1.64969 $ 58,835   0.48%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008  38,183 $1.00550 to  $1.05981 $ 40,440   0.56%    1.35%  to   1.65%  -40.14% to  -39.96%
December 31, 2007  44,588 $1.67967 to  $1.76615 $ 78,700   0.56%    1.35%  to   1.65%    8.79% to    9.12%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  27,280 $1.00779 to  $1.04304 $ 28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  31,083 $1.06904 to  $1.10314 $ 34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  34,701 $0.96368 to  $0.99157 $ 34,218   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008  39,032 $0.74684 to  $0.76620 $ 29,758   0.93%    1.35%  to   1.65%  -41.30% to  -41.12%
December 31, 2007  48,817 $1.27220 to  $1.30132 $ 63,255   1.06%    1.35%  to   1.65%    2.92% to    3.24%

                                      A61

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                  ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,628 $ 0.57787 to  $ 0.59869 $    4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010    8,341 $ 0.60717 to  $ 0.62731 $    5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009    9,659 $ 0.56193 to  $ 0.57885 $    5,555   0.00%    1.35%  to   1.65%   34.88% to   35.31%
December 31, 2008   10,045 $ 0.41663 to  $ 0.42781 $    4,273   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%
December 31, 2007   11,891 $ 0.70378 to  $ 0.72051 $    8,527   0.00%    1.35%  to   1.65%   11.76% to   12.10%

                                          PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   62,060 $ 1.36006 to  $ 1.79660 $  103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010   72,892 $ 1.42540 to  $ 1.87355 $  127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%
December 31, 2009   84,747 $ 1.15021 to  $ 1.50448 $  119,017   1.52%    1.35%  to   2.00%   28.23% to   29.05%
December 31, 2008   94,790 $ 0.89606 to  $ 1.16633 $  103,259   1.11%    1.35%  to   2.00%  -31.87% to  -31.43%
December 31, 2007  113,884 $ 1.31385 to  $ 1.70189 $  181,132   0.71%    1.35%  to   2.00%   -5.53% to   -4.92%

                                        JANUS ASPEN JANUS PORTFOLIO - SERVICE SHARES
                   -----------------------------------------------------------------------------------------
December 31, 2011   11,019 $ 0.60888 to  $ 1.36100 $   10,839   0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010   13,323 $ 0.65560 to  $ 1.46090 $   13,998   0.36%    1.40%  to   2.00%   12.02% to   12.68%
December 31, 2009   16,117 $ 0.58350 to  $ 1.29652 $   14,998   0.39%    1.40%  to   2.00%   33.34% to   34.14%
December 31, 2008   18,115 $ 0.43625 to  $ 0.96655 $   12,589   0.58%    1.40%  to   2.00%  -41.05% to  -40.70%
December 31, 2007   20,946 $ 0.73781 to  $ 1.62992 $   24,219   0.58%    1.40%  to   2.00%   12.54% to   13.21%

                                  PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003   0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289   0.41%    1.35%  to   2.00%   18.08% to   18.82%
December 31, 2009   63,068 $ 0.94298 to  $ 2.08159 $   96,283   0.74%    1.35%  to   2.00%   39.10% to   40.00%
December 31, 2008   71,243 $ 0.67589 to  $ 1.48767 $   77,729   0.30%    1.35%  to   2.00%  -37.48% to  -37.08%
December 31, 2007   87,699 $ 1.07786 to  $ 2.36566 $  151,175   0.31%    1.35%  to   2.00%   14.52% to   15.25%

                          PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO (EXPIRED APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2011        0 $       0 to  $       0 $        0   0.00%    1.35%  to   2.75%    5.65% to    6.12%
December 31, 2010  314,272 $ 1.04647 to  $11.11512 $  635,833   1.96%    1.35%  to   2.75%   10.85% to   12.37%
December 31, 2009  358,633 $ 0.93437 to  $ 9.94403 $  636,634   2.20%    1.35%  to   2.75%   22.84% to   24.54%
December 31, 2008  410,509 $ 0.75284 to  $ 8.02802 $  576,128   1.71%    1.35%  to   2.75%  -38.07% to  -37.21%
December 31, 2007  486,656 $ 1.20299 to  $12.85451 $1,076,920   1.43%    1.35%  to   2.75%    6.29% to    7.77%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592   1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478   1.53%    1.35%  to   2.00%   11.78% to   12.49%
December 31, 2009   48,242 $ 0.67634 to  $ 1.66303 $   59,612   2.20%    1.35%  to   2.00%   34.47% to   35.33%
December 31, 2008   54,358 $ 0.50159 to  $ 1.22951 $   48,943   1.65%    1.35%  to   2.00%  -51.27% to  -50.96%
December 31, 2007   63,064 $ 1.02639 to  $ 2.50846 $  114,846   0.68%    1.35%  to   2.00%   17.19% to   17.94%

                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901   2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613   2.19%    1.40%  to   2.00%    8.64% to    9.28%
December 31, 2009   41,016 $ 0.99108 to  $ 1.72527 $   57,944   3.14%    1.40%  to   2.00%   29.75% to   30.52%
December 31, 2008   46,484 $ 0.76162 to  $ 1.32501 $   50,078   2.78%    1.40%  to   2.00%  -45.16% to  -44.83%
December 31, 2007   60,179 $ 1.38459 to  $ 2.40793 $  116,626   2.04%    1.40%  to   2.00%   15.75% to   16.44%

                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332   1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572   1.29%    0.55%  to   3.25%    6.61% to   11.82%
December 31, 2009    2,660 $ 6.96102 to  $12.21751 $   21,591   3.03%    0.95%  to   2.95%   16.39% to   20.67%
December 31, 2008    1,268 $ 6.41698 to  $ 7.21408 $    8,747   1.64%    1.15%  to   2.40%  -42.08% to  -36.88%
December 31, 2007    1,200 $11.34013 to  $12.33375 $   14,251   1.20%    1.15%  to   2.10%    2.95% to    3.93%

                                       AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    6,970 $ 8.24244 to  $14.15216 $   73,988   1.02%    0.55%  to   3.15%   -5.83% to    3.00%
December 31, 2010    4,547 $ 8.07352 to  $13.93020 $   46,365   1.07%    0.55%  to   3.15%    6.83% to   12.77%
December 31, 2009    1,691 $ 7.27792 to  $12.47459 $   14,155   2.22%    0.95%  to   2.95%   15.01% to   23.81%
December 31, 2008      873 $ 6.57914 to  $ 7.56473 $    6,322   2.15%    1.00%  to   2.40%  -36.28% to  -30.56%
December 31, 2007      715 $10.76521 to  $11.75498 $    8,119   2.25%    1.15%  to   2.05%   -2.12% to   -1.25%

                                      A62

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229   1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964   0.55%    0.55%  to   3.25%    6.71% to   10.76%
December 31, 2009   22,057 $ 9.00260 to  $12.39836 $  217,747   0.99%    0.95%  to   2.95%   22.19% to   26.21%
December 31, 2008    3,114 $ 7.13279 to  $ 8.26716 $   24,553   1.96%    0.95%  to   2.65%  -32.00% to  -27.07%
December 31, 2007    1,579 $10.87140 to  $12.00848 $   18,235   3.52%    1.00%  to   2.65%    6.09% to    7.67%

                                            AST COHEN & STEERS REALTY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243   0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985   1.27%    0.55%  to   3.25%   17.09% to   27.48%
December 31, 2009    1,873 $ 6.56219 to  $14.52687 $   17,283   2.75%    0.95%  to   2.95%   28.83% to   51.09%
December 31, 2008    1,380 $ 5.02371 to  $ 8.21151 $   10,255   4.90%    1.00%  to   2.40%  -36.58% to  -35.69%
December 31, 2007    1,384 $ 7.81223 to  $12.82033 $   16,506   3.58%    1.00%  to   2.50%  -21.90% to  -20.85%

                                     AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699   0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347   0.37%    0.55%  to   3.25%    4.24% to    7.11%
December 31, 2009   26,845 $ 9.38319 to  $11.67943 $  282,556   0.82%    0.95%  to   2.95%   15.12% to   20.87%
December 31, 2008   12,707 $ 7.82060 to  $ 9.52935 $  113,204   0.32%    0.95%  to   2.75%  -21.01% to  -18.39%
December 31, 2007    3,548 $10.39915 to  $11.72906 $   39,597   1.61%    1.15%  to   2.65%   -0.70% to    0.78%

                                               AST BLACKROCK VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    5,454 $ 7.80945 to  $13.74775 $   54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010    2,189 $ 7.92255 to  $14.08474 $   21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%
December 31, 2009    1,483 $ 7.11289 to  $12.77034 $   12,662   0.86%    0.95%  to   2.95%   15.49% to   26.46%
December 31, 2008    1,121 $ 6.32963 to  $ 7.95205 $    8,361   2.41%    1.00%  to   2.40%  -38.77% to  -37.92%
December 31, 2007    1,646 $10.19617 to  $12.86054 $   20,277   1.06%    1.00%  to   2.45%   -1.25% to    0.02%

                          AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (EXPIRED APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2011        0 $       0 to  $       0 $        0   0.00%    0.55%  to   3.10%   11.62% to   12.57%
December 31, 2010    2,396 $ 8.73801 to  $14.24972 $   25,254   0.00%    0.55%  to   2.95%   13.76% to   19.14%
December 31, 2009      915 $ 7.41439 to  $12.07932 $    7,373   0.00%    0.95%  to   2.95%   19.69% to   21.59%
December 31, 2008      487 $ 6.17342 to  $ 7.28449 $    3,314   0.00%    0.95%  to   2.40%  -43.89% to  -43.08%
December 31, 2007      466 $10.96429 to  $12.85490 $    5,667   0.00%    1.00%  to   2.05%   16.32% to   17.36%

                                                  AST HIGH YIELD PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    9,602 $ 9.75907 to  $14.11698 $  107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010    6,243 $10.64904 to  $13.94919 $   69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%
December 31, 2009    1,858 $ 9.86035 to  $12.52966 $   19,507   3.94%    0.95%  to   2.90%   24.31% to   34.28%
December 31, 2008      769 $ 7.42367 to  $ 7.97763 $    6,054   8.92%    0.95%  to   2.40%  -27.29% to  -25.76%
December 31, 2007      807 $10.58506 to  $10.86456 $    8,670   9.83%    1.15%  to   2.15%    0.31% to    1.31%

                                         AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    5,925 $ 7.99180 to  $14.40189 $   59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010    3,503 $ 9.80048 to  $16.89809 $   40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%
December 31, 2009    1,490 $ 7.46424 to  $12.99734 $   12,797   0.20%    0.95%  to   2.55%   29.38% to   31.41%
December 31, 2008      741 $ 5.92475 to  $ 7.39352 $    5,080   0.00%    1.15%  to   2.40%  -45.41% to  -38.18%
December 31, 2007      899 $10.81494 to  $13.40975 $   11,436   0.00%    1.15%  to   2.45%    8.54% to    9.94%

                                                AST MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    3,655 $ 8.68256 to  $15.20886 $   39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010    2,712 $ 9.84588 to  $16.05923 $   30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%
December 31, 2009      919 $ 8.24232 to  $13.24524 $    8,484   1.75%    0.95%  to   2.95%   31.78% to   37.58%
December 31, 2008      519 $ 6.33563 to  $ 7.22665 $    3,559   1.05%    1.15%  to   2.40%  -39.58% to  -34.05%
December 31, 2007      540 $10.44960 to  $11.84309 $    6,093   0.38%    1.15%  to   2.05%    0.68% to    1.58%

                                               AST SMALL-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    4,291 $ 8.56576 to  $14.76666 $   45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010    3,661 $10.21456 to  $16.01106 $   41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%
December 31, 2009    1,917 $ 8.19364 to  $12.95541 $   17,742   1.67%    0.95%  to   2.95%   24.02% to   29.87%
December 31, 2008    1,506 $ 6.56669 to  $ 8.14863 $   11,281   1.14%    1.00%  to   2.40%  -31.37% to  -25.48%
December 31, 2007    1,043 $ 9.43656 to  $11.75648 $   11,457   0.98%    1.00%  to   2.50%   -7.92% to   -6.69%

                                      A63

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                     AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   5,661 $ 8.95362 to  $13.09897 $ 58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010   5,727 $ 9.78196 to  $13.90429 $ 63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%
December 31, 2009   3,085 $ 8.95378 to  $12.85313 $ 32,211   0.00%    0.95%  to   2.95%   27.10% to   47.99%
December 31, 2008   1,115 $ 6.05017 to  $ 7.74360 $  8,051   0.14%    0.95%  to   2.40%  -41.67% to  -34.07%
December 31, 2007   1,013 $11.42452 to  $13.14587 $ 12,624   0.00%    1.00%  to   2.10%   11.64% to   12.69%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   8,276 $ 8.81982 to  $15.09953 $ 93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010   7,400 $10.81269 to  $15.86600 $ 88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%
December 31, 2009   2,818 $ 9.33692 to  $13.49906 $ 30,759   0.00%    0.95%  to   2.95%   33.32% to   55.61%
December 31, 2008     953 $ 6.59238 to  $ 7.63476 $  6,917   0.00%    1.00%  to   2.40%  -42.18% to  -35.31%
December 31, 2007     919 $11.48986 to  $13.07586 $ 11,535   0.00%    1.00%  to   2.50%   16.42% to   17.98%

                                              AST LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  12,016 $ 6.95898 to  $13.29726 $105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010   8,210 $ 7.33176 to  $14.14819 $ 73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%
December 31, 2009   7,331 $ 6.54070 to  $12.74667 $ 56,990   2.87%    0.95%  to   2.95%   16.63% to   26.67%
December 31, 2008   7,349 $ 5.52836 to  $ 6.82177 $ 48,882   2.22%    0.95%  to   2.40%  -42.86% to  -39.90%
December 31, 2007   1,453 $ 9.84473 to  $11.82253 $ 16,500   1.17%    1.00%  to   2.50%   -5.37% to   -4.10%

                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%
December 31, 2009   1,958 $10.22891 to  $12.09710 $ 21,733   7.38%    0.95%  to   2.90%   19.82% to   33.34%
December 31, 2008   1,183 $ 8.17364 to  $ 8.54833 $  9,951   8.49%    1.15%  to   2.40%  -25.05% to  -24.13%
December 31, 2007   1,292 $10.32185 to  $11.29424 $ 14,416   6.93%    1.00%  to   2.45%    3.54% to    4.87%

                                          AST MARSICO CAPITAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  11,182 $ 8.89389 to  $14.53184 $117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010   9,228 $ 9.06112 to  $14.95140 $ 99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%
December 31, 2009   5,649 $ 7.63844 to  $12.72864 $ 50,094   0.84%    0.95%  to   2.95%   26.37% to   28.54%
December 31, 2008   4,708 $ 6.23147 to  $ 7.27809 $ 33,179   0.51%    1.00%  to   2.40%  -44.98% to  -39.89%
December 31, 2007   2,732 $11.47337 to  $13.09923 $ 34,478   0.21%    1.00%  to   2.50%   12.15% to   13.65%

                                                AST MFS GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   3,218 $ 9.10275 to  $13.12223 $ 33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010   2,603 $ 9.24407 to  $13.45761 $ 27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%
December 31, 2009     986 $ 8.27409 to  $12.16473 $  9,338   0.16%    0.95%  to   2.95%   20.52% to   23.13%
December 31, 2008     674 $ 6.96848 to  $ 8.31391 $  5,322   0.26%    1.00%  to   2.40%  -37.80% to  -31.22%
December 31, 2007     521 $11.68399 to  $13.23519 $  6,623   0.04%    1.15%  to   2.50%   12.29% to   13.79%

                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   8,614 $ 9.20532 to  $15.58152 $100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010   5,335 $ 9.35229 to  $15.62143 $ 64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%
December 31, 2009   2,096 $ 7.52062 to  $12.37664 $ 20,645   0.00%    0.95%  to   2.95%   23.25% to   28.57%
December 31, 2008   1,398 $ 6.43407 to  $ 8.62745 $ 11,182   0.00%    1.15%  to   2.40%  -44.52% to  -36.46%
December 31, 2007   1,637 $12.18878 to  $15.39741 $ 23,863   0.00%    1.15%  to   2.15%   19.62% to   20.81%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   8,187 $ 8.70651 to  $15.90297 $ 86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010   7,174 $ 9.62757 to  $16.62562 $ 78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%
December 31, 2009   3,024 $ 7.99019 to  $13.73161 $ 26,629   1.77%    0.95%  to   2.90%   34.71% to   39.32%
December 31, 2008   1,606 $ 5.79288 to  $ 6.90162 $ 10,553   1.70%    0.95%  to   2.40%  -43.61% to  -37.17%
December 31, 2007   1,766 $10.24685 to  $12.12014 $ 20,640   0.75%    1.00%  to   2.05%    1.09% to    1.99%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  15,357 $ 9.86766 to  $12.18917 $164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010   9,358 $ 9.97411 to  $12.07057 $102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%
December 31, 2009   4,168 $10.42590 to  $11.78015 $ 48,312   5.30%    0.95%  to   2.95%    4.36% to    9.19%
December 31, 2008   2,767 $ 9.71676 to  $10.83660 $ 29,608   5.18%    1.00%  to   2.40%   -2.91% to    0.11%
December 31, 2007   1,059 $10.47408 to  $10.86715 $ 11,400   5.72%    1.00%  to   2.45%    4.23% to    5.58%

                                      A64

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    5,793 $ 7.30270 to  $13.84402 $   53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010    4,615 $ 7.31183 to  $14.34884 $   43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%
December 31, 2009    2,161 $ 6.68122 to  $12.91774 $   16,542   3.44%    0.95%  to   2.95%   20.89% to   27.90%
December 31, 2008      798 $ 5.65507 to  $ 6.73924 $    5,075   3.35%    1.00%  to   2.40%  -43.25% to  -42.46%
December 31, 2007      862 $ 9.82815 to  $11.75873 $    9,668   1.79%    1.00%  to   2.15%   -5.61% to   -4.67%

                                             AST QMA US EQUITY ALPHA PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    2,688 $ 8.14600 to  $14.68191 $   27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010    1,934 $ 7.98785 to  $14.46757 $   19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%
December 31, 2009      983 $ 7.12555 to  $12.82018 $    7,830   1.73%    0.95%  to   2.95%   18.97% to   27.22%
December 31, 2008      754 $ 5.90465 to  $ 7.04101 $    5,014   2.28%    0.95%  to   2.40%  -40.16% to  -39.29%
December 31, 2007      749 $10.70742 to  $11.65038 $    8,305   2.05%    1.15%  to   2.05%    0.02% to    0.92%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   21,581 $ 7.67745 to  $13.57744 $  220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010   18,820 $ 9.78665 to  $16.26883 $  237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%
December 31, 2009    9,564 $ 8.23044 to  $13.76951 $  111,200   1.38%    0.95%  to   2.95%   32.80% to   47.95%
December 31, 2008    6,046 $ 5.58255 to  $ 9.18555 $   50,318   0.62%    1.00%  to   2.40%  -51.16% to  -45.19%
December 31, 2007    5,783 $13.49811 to  $18.62348 $  101,044   0.63%    1.00%  to   2.45%   37.13% to   38.90%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to    1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to   10.49%
December 31, 2009   42,023 $ 9.03658 to  $12.15888 $  421,914   2.06%    0.95%  to   2.95%   20.34% to   22.97%
December 31, 2008   16,314 $ 7.43372 to  $ 8.81488 $  135,699   1.83%    0.95%  to   2.65%  -27.86% to  -23.34%
December 31, 2007   12,963 $10.57860 to  $12.06970 $  149,839   1.72%    1.00%  to   2.65%    3.56% to    5.11%

                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to   -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to   10.99%
December 31, 2009    1,713 $ 8.77866 to  $13.37974 $   18,281   1.77%    0.95%  to   2.95%   28.43% to   32.84%
December 31, 2008      924 $ 7.15759 to  $ 9.03881 $    7,771   1.24%    1.00%  to   2.40%  -35.54% to  -28.62%
December 31, 2007      832 $10.95164 to  $13.88494 $   10,944   2.53%    1.00%  to   2.05%    7.19% to    8.15%

                                        AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to   -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to    7.63%
December 31, 2009    3,788 $ 8.06067 to  $13.60349 $   36,077   3.65%    0.95%  to   2.95%   32.70% to   34.60%
December 31, 2008    1,881 $ 5.98845 to  $ 8.06508 $   13,887   2.59%    0.95%  to   2.40%  -42.76% to  -36.31%
December 31, 2007    1,777 $10.97941 to  $13.95132 $   23,122   1.69%    1.00%  to   2.50%    6.76% to    8.19%

                                          AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to    3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to    4.75%
December 31, 2009    2,631 $10.44910 to  $11.97584 $   30,156   7.16%    0.95%  to   2.55%    9.49% to   11.06%
December 31, 2008    2,190 $ 9.44110 to  $10.80461 $   22,605   5.04%    1.00%  to   2.40%   -5.95% to   -3.40%
December 31, 2007    1,472 $10.42389 to  $11.20170 $   15,781   3.92%    1.15%  to   2.45%    7.01% to    8.39%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to   -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to   13.56%
December 31, 2009   16,369 $ 7.44914 to  $12.77693 $  141,974   1.06%    0.95%  to   2.95%    1.10% to   27.22%
December 31, 2008    5,852 $ 5.85514 to  $ 7.01024 $   39,367   0.72%    0.95%  to   2.40%  -43.68% to  -37.29%
December 31, 2007    5,323 $11.05096 to  $12.32551 $   63,388   0.16%    1.00%  to   2.65%    6.72% to    8.31%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to   -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to   12.31%
December 31, 2009  182,179 $ 8.15083 to  $12.32315 $1,672,572   1.87%    0.95%  to   2.95%   21.96% to   24.15%
December 31, 2008  113,271 $ 6.59783 to  $ 7.79077 $  849,426   0.98%    0.95%  to   2.75%  -36.68% to  -31.11%
December 31, 2007  126,428 $11.01224 to  $12.14221 $1,492,030   0.24%    1.00%  to   2.75%    6.78% to    8.48%

                                      A65

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                     AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to   -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to   10.91%
December 31, 2009  135,488 $ 8.48293 to  $12.22943 $1,275,037   2.33%    0.95%  to   2.95%   21.03% to   23.19%
December 31, 2008   99,125 $ 6.92031 to  $ 7.99594 $  766,747   1.13%    0.95%  to   2.75%  -33.66% to  -28.71%
December 31, 2007  103,751 $10.91282 to  $11.89376 $1,203,763   0.37%    1.00%  to   2.75%    6.27% to    7.96%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to   -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to   11.26%
December 31, 2009  196,484 $ 8.76833 to  $12.05401 $1,919,182   1.22%    0.95%  to   2.95%    0.42% to   22.14%
December 31, 2008   53,051 $ 7.30442 to  $ 8.27064 $  424,592   1.06%    0.95%  to   2.75%  -30.61% to  -26.37%
December 31, 2007   36,429 $10.86097 to  $11.76251 $  418,781   0.33%    1.00%  to   2.75%    6.14% to    7.83%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to    0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to    9.53%
December 31, 2009  115,717 $ 9.58079 to  $11.61945 $1,210,537   0.92%    0.95%  to   2.95%   -0.03% to   18.91%
December 31, 2008   30,030 $ 8.12914 to  $ 9.09941 $  265,987   0.81%    0.95%  to   2.75%  -21.64% to  -18.78%
December 31, 2007   11,972 $10.96110 to  $11.45988 $  134,485   0.30%    1.15%  to   2.75%    5.80% to    7.48%

                                         AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to   -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to   13.29%
December 31, 2009   37,024 $ 8.03026 to  $12.30994 $  325,778   3.84%    0.95%  to   2.95%   20.65% to   23.42%
December 31, 2008   18,094 $ 6.57782 to  $ 7.34272 $  130,124   2.24%    0.95%  to   2.65%  -36.18% to  -32.22%
December 31, 2007   16,265 $10.77036 to  $11.35095 $  181,880   0.53%    1.00%  to   2.65%    5.74% to    7.32%

                                   AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%
December 31, 2009   58,998 $ 7.40130 to  $12.16947 $  483,351   2.18%    0.95%  to   2.95%    0.09% to   24.79%
December 31, 2008   23,483 $ 5.97509 to  $ 6.74838 $  154,549   1.25%    0.95%  to   2.75%  -42.30% to  -37.21%
December 31, 2007   23,824 $11.11363 to  $11.54148 $  270,043   0.32%    1.00%  to   2.75%    8.42% to   10.14%

                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%
December 31, 2009   51,794 $ 8.94949 to  $12.42655 $  502,645   2.84%    0.95%  to   2.95%   22.94% to   25.01%
December 31, 2008   27,547 $ 7.19429 to  $ 7.98587 $  214,852   1.96%    0.95%  to   2.65%  -31.62% to  -27.56%
December 31, 2007   27,228 $10.83452 to  $11.53588 $  308,459   0.51%    1.00%  to   2.65%    6.67% to    8.26%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%
December 31, 2009    6,994 $ 8.97301 to  $13.17447 $   67,092   0.00%    0.95%  to   2.95%   31.06% to   51.93%
December 31, 2008    5,295 $ 6.20861 to  $ 6.64158 $   33,149   0.14%    1.00%  to   2.40%  -41.96% to  -38.73%
December 31, 2007      491 $11.05504 to  $11.23891 $    5,475   0.19%    1.15%  to   2.15%    5.94% to    7.00%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%
December 31, 2009    6,856 $ 9.80318 to  $10.67105 $   71,974   0.24%    0.95%  to   2.95%   -2.34% to   -0.70%
December 31, 2008    6,401 $10.04509 to  $10.76754 $   68,076   2.25%    0.95%  to   2.65%   -0.14% to    1.54%
December 31, 2007    1,486 $10.29973 to  $10.62479 $   15,685   4.76%    1.00%  to   2.65%    2.18% to    3.70%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%
December 31, 2009    3,575 $ 8.52896 to  $13.14833 $   31,797   0.05%    0.95%  to   2.95%   30.52% to   32.65%
December 31, 2008    3,394 $ 6.42979 to  $ 6.77186 $   22,897   0.00%    0.95%  to   2.40%  -36.52% to  -33.33%
December 31, 2007      216 $10.38230 to  $10.53785 $    2,265   0.00%    1.15%  to   2.05%    4.99% to    5.93%

                                      A66

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%
December 31, 2009   51,426 $ 9.92546 to  $12.32370 $  540,684   0.63%    0.95%  to   2.95%   -0.60% to   15.43%
December 31, 2008    2,743 $ 9.36846 to  $10.69755 $   28,962   3.78%    0.95%  to   2.40%   -6.45% to   -3.18%
December 31, 2007    1,086 $10.89859 to  $11.07079 $   11,917   3.60%    1.15%  to   2.10%    6.07% to    7.07%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%
December 31, 2009    1,307 $ 7.38580 to  $13.11671 $   11,673   2.16%    0.95%  to   2.95%   27.44% to   29.64%
December 31, 2008      761 $ 6.22962 to  $ 7.03242 $    5,280   2.62%    1.15%  to   2.40%  -45.32% to  -38.11%
December 31, 2007      709 $12.39325 to  $12.70293 $    8,933   1.47%    1.15%  to   2.65%   14.75% to   16.46%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%
December 31, 2009    1,455 $ 7.20534 to  $13.28533 $   11,795   1.59%    0.95%  to   2.95%   30.13% to   34.02%
December 31, 2008      761 $ 5.96394 to  $ 6.16356 $    4,624   1.46%    1.15%  to   2.40%  -51.40% to  -50.80%
December 31, 2007      550 $12.32194 to  $12.52703 $    6,830   0.67%    1.15%  to   2.15%   16.53% to   17.69%

                                                NVIT DEVELOPING MARKETS FUND
                   -----------------------------------------------------------------------------------------
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856   0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524   0.00%    1.40%  to   2.00%   13.86% to   14.54%
December 31, 2009    1,437 $14.67036 to  $15.09299 $   21,453   1.15%    1.40%  to   2.00%   59.05% to   59.99%
December 31, 2008    1,133 $ 9.22392 to  $ 9.43370 $   10,589   0.72%    1.40%  to   2.00%  -58.69% to  -58.44%
December 31, 2007    1,575 $22.02354 to  $22.70075 $   35,530   0.45%    1.40%  to   2.50%   39.99% to   41.52%

                              AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942   0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555   6.62%    0.55%  to   2.65%    5.34% to    9.77%
December 31, 2009   23,600 $10.83253 to  $11.91239 $  277,671   1.31%    0.95%  to   2.30%    8.49% to   10.26%
December 31, 2008   65,795 $10.69598 to  $10.80437 $  706,744   0.00%    0.95%  to   2.05%    6.98% to    8.05%

                          AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   -----------------------------------------------------------------------------------------
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%
December 31, 2009    3,801 $10.05881 to  $10.76877 $   38,962   3.37%    0.95%  to   2.95%    7.10% to   10.58%
December 31, 2008      543 $ 9.12808 to  $ 9.37876 $    5,058   0.13%    0.95%  to   2.40%   -8.80% to   -6.10%
December 31, 2007        3 $ 9.97564 to  $ 9.97564 $       25   0.00%    2.00%  to   2.00%   -0.23% to   -0.23%

                                    AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657   0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224   0.93%    1.30%  to   2.40%    8.58% to    9.76%
December 31, 2009    2,189 $10.98462 to  $11.21615 $   24,289   0.29%    1.30%  to   2.40%   -8.25% to   -7.26%
December 31, 2008    2,046 $11.97274 to  $12.09377 $   24,606   0.00%    1.30%  to   2.40%   19.75% to   20.95%

                                    AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027   0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732   0.74%    1.30%  to   2.40%    8.75% to    9.93%
December 31, 2009    1,467 $10.85345 to  $11.08225 $   16,102   0.28%    1.30%  to   2.40%   -9.86% to   -8.88%
December 31, 2008    1,619 $12.04125 to  $12.16291 $   19,590   0.00%    1.30%  to   2.40%   20.44% to   21.64%

                                 AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411   2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406   1.16%    0.55%  to   3.25%   14.58% to   19.07%
December 31, 2009      355 $ 8.03953 to  $13.95016 $    2,911   1.02%    0.95%  to   2.95%   31.93% to   41.49%
December 31, 2008       27 $ 6.09375 to  $ 6.12807 $      164   0.00%    1.15%  to   2.40%  -40.11% to  -39.78%

                         AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993   0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882   0.30%    0.55%  to   3.25%   16.24% to   21.12%
December 31, 2009    2,787 $ 9.03476 to  $14.81166 $   25,629   0.28%    0.95%  to   2.95%   46.36% to   64.95%
December 31, 2008       97 $ 5.55599 to  $ 5.58718 $      540   0.00%    1.15%  to   2.40%  -44.99% to  -44.69%

                                      A67

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                       FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  136,049 $ 8.60412 to  $13.39083 $1,361,263   0.02%    0.55%  to   3.25%  -10.47% to   -2.21%
December 31, 2010  114,431 $ 8.98185 to  $13.88351 $1,165,490   3.85%    0.55%  to   3.25%    5.60% to    9.20%
December 31, 2009   26,709 $ 8.36337 to  $12.83927 $  228,762   5.19%    0.95%  to   2.95%   26.66% to   28.84%
December 31, 2008    3,342 $ 6.60055 to  $ 6.67497 $   22,207   4.54%    0.95%  to   2.65%  -34.50% to  -33.77%

                           AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213   0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334   0.34%    0.55%  to   3.25%   14.10% to   25.57%
December 31, 2009    1,010 $ 9.43289 to  $12.77276 $    9,809   0.89%    0.95%  to   2.95%   23.87% to   28.33%
December 31, 2008       71 $ 7.61489 to  $ 7.66279 $      545   0.00%    1.00%  to   2.40%  -24.10% to  -23.63%

                             AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%
December 31, 2009   19,248 $ 8.22388 to  $12.35611 $  162,373   0.37%    0.95%  to   2.95%   22.12% to   25.66%
December 31, 2008    1,750 $ 6.65498 to  $ 6.73005 $   11,717   0.03%    0.95%  to   2.65%  -34.10% to  -33.36%

                            AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%
December 31, 2009   22,971 $ 8.77459 to  $11.95029 $  206,515   0.28%    0.95%  to   2.95%   18.25% to   22.23%
December 31, 2008    3,073 $ 7.29981 to  $ 7.38211 $   22,578   0.01%    0.95%  to   2.65%  -27.59% to  -26.77%

                           AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%
December 31, 2009   13,284 $ 8.75409 to  $12.26108 $  118,947   0.26%    0.95%  to   2.95%   21.32% to   25.48%
December 31, 2008    1,149 $ 7.09425 to  $ 7.17421 $    8,203   0.01%    0.95%  to   2.65%  -29.84% to  -29.05%

                          AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%
December 31, 2009   17,717 $ 9.09584 to  $11.87199 $  164,854   0.20%    0.95%  to   2.95%   17.66% to   22.22%
December 31, 2008    2,161 $ 7.56739 to  $ 7.65257 $   16,459   0.01%    0.95%  to   2.65%  -24.99% to  -24.15%

                            AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%
December 31, 2009    6,536 $ 8.80911 to  $11.98361 $   58,908   0.32%    0.95%  to   2.95%   18.10% to   20.09%
December 31, 2008      746 $ 7.45897 to  $ 7.54313 $    5,599   0.01%    0.95%  to   2.65%  -26.17% to  -25.34%

                                    PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%
December 31, 2009        2 $ 8.95999 to  $ 9.08577 $       16   0.00%    1.50%  to   2.00%   27.80% to   28.87%
December 31, 2008        1 $ 7.01089 to  $ 7.02706 $       10   0.00%    2.00%  to   2.35%  -31.72% to  -31.56%

                                PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%
December 31, 2009        8 $ 9.07106 to  $ 9.22877 $       74   1.22%    1.30%  to   2.00%   18.77% to   20.01%
December 31, 2008        7 $ 7.65475 to  $ 7.69024 $       55   3.00%    1.30%  to   2.00%  -24.13% to  -23.78%

                                       PROFUND VP FINANCIALS (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%
December 31, 2009      121 $ 5.90194 to  $ 5.98047 $      722   2.96%    1.50%  to   2.30%   12.42% to   13.31%
December 31, 2008       36 $ 5.26042 to  $ 5.27796 $      192   2.57%    1.50%  to   2.00%  -49.35% to  -49.18%

                                       PROFUND VP HEALTH CARE (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%
December 31, 2009       41 $ 9.70197 to  $ 9.86247 $      401   0.76%    1.30%  to   2.30%   16.81% to   18.02%
December 31, 2008       21 $ 8.29892 to  $ 8.35649 $      172   0.44%    1.30%  to   2.35%  -18.25% to  -17.69%

                                      A68

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                     PROFUND VP INDUSTRIALS (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     19  $ 8.53881 to  $11.23828 $   171    0.35%   0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010     24  $ 8.89801 to  $11.41249 $   214    0.20%   1.50%  to   2.35%   14.03% to   21.92%
December 31, 2009     11  $ 7.35928 to  $ 7.46270 $    85    0.53%   1.50%  to   2.35%   21.25% to   22.27%
December 31, 2008      9  $ 6.06953 to  $ 6.10367 $    53    0.00%   1.50%  to   2.35%  -40.29% to  -39.96%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     32  $ 9.94731 to  $11.40463 $   326    0.00%   0.55%  to   2.30%   -5.07% to   -3.43%
December 31, 2010     52  $10.47890 to  $11.80941 $   579    0.00%   0.55%  to   2.30%   18.01% to   26.77%
December 31, 2009     17  $ 8.34760 to  $ 8.48599 $   145    0.00%   1.30%  to   2.30%   35.21% to   36.54%
December 31, 2008      8  $ 6.18606 to  $ 6.21489 $    48    0.00%   1.30%  to   2.00%  -38.58% to  -38.30%

                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     66  $ 9.10660 to  $10.67879 $   665    0.15%   0.55%  to   2.30%   -6.08% to   -4.45%
December 31, 2010     46  $ 9.69632 to  $11.17632 $   456    0.26%   0.55%  to   2.30%   11.96% to   18.91%
December 31, 2009     26  $ 8.23508 to  $ 8.37151 $   215    1.47%   1.30%  to   2.30%   27.93% to   29.19%
December 31, 2008      5  $ 6.44994 to  $ 6.47989 $    32    0.00%   1.30%  to   2.00%  -36.69% to  -36.40%

                                     PROFUND VP REAL ESTATE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     43  $ 8.57465 to  $12.12925 $   386    0.00%   0.55%  to   2.30%    2.40% to    4.17%
December 31, 2010     83  $ 8.37375 to  $11.60561 $   707    3.90%   0.95%  to   2.30%   15.86% to   22.85%
December 31, 2009     67  $ 6.86993 to  $ 6.96107 $   467    4.03%   1.50%  to   2.30%   25.02% to   26.01%
December 31, 2008     11  $ 5.50600 to  $ 5.52429 $    63    0.00%   1.50%  to   2.00%  -46.33% to  -46.15%

                                  PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     37  $10.17680 to  $15.05725 $   403    0.00%   0.55%  to   2.90%   -1.57% to    0.72%
December 31, 2010     51  $10.27873 to  $15.29722 $   550    0.00%   0.55%  to   2.90%   17.66% to   24.11%
December 31, 2009     20  $ 8.36346 to  $ 8.50207 $   171    0.00%   1.30%  to   2.30%   23.27% to   24.55%
December 31, 2008      6  $ 6.79469 to  $ 6.82623 $    42    0.00%   1.30%  to   2.00%  -32.82% to  -32.50%

                                   PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     39  $ 9.41484 to  $10.62040 $   404    0.00%   0.55%  to   2.30%   -6.26% to   -4.63%
December 31, 2010     25  $10.04307 to  $11.09991 $   259    0.07%   0.95%  to   2.30%   11.22% to   20.54%
December 31, 2009     22  $ 8.41420 to  $ 8.55355 $   187    0.48%   1.30%  to   2.30%   17.69% to   18.86%
December 31, 2008      2  $ 7.18696 to  $ 7.19653 $    15    0.00%   1.30%  to   1.50%  -29.74% to  -29.64%

                                 PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     15  $ 8.53611 to  $12.42479 $   133    3.63%   0.55%  to   2.35%   -0.47% to    1.31%
December 31, 2010     25  $ 8.57621 to  $12.26438 $   246    2.48%   0.55%  to   2.35%   13.03% to   22.07%
December 31, 2009     16  $ 7.58749 to  $ 7.69379 $   121   10.90%   1.50%  to   2.35%    4.86% to    5.73%
December 31, 2008      6  $ 7.23615 to  $ 7.27660 $    40    0.00%   1.50%  to   2.35%  -29.60% to  -29.20%

                                      PROFUND VP UTILITIES (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     55  $ 9.25352 to  $12.69674 $   589    1.69%   0.55%  to   2.30%   14.87% to   16.86%
December 31, 2010     36  $ 8.05537 to  $10.86454 $   295    2.48%   0.55%  to   2.30%    3.57% to    8.26%
December 31, 2009     38  $ 7.77777 to  $ 7.88054 $   297    5.44%   1.50%  to   2.30%    8.25% to    9.10%
December 31, 2008      5  $ 7.19947 to  $ 7.22327 $    39    0.93%   1.50%  to   2.00%  -28.71% to  -28.47%

                                  PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     69  $ 9.46136 to  $11.32042 $   691    0.00%   0.55%  to   2.30%    0.82% to    2.56%
December 31, 2010     71  $ 9.38481 to  $11.03756 $   677    0.06%   0.55%  to   2.30%   10.49% to   11.73%
December 31, 2009     67  $ 8.48227 to  $ 8.59420 $   574    0.00%   1.50%  to   2.30%   26.82% to   27.82%
December 31, 2008      1  $ 6.70176 to  $ 6.72390 $     8    0.00%   1.50%  to   2.00%  -33.72% to  -33.50%

                                   PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     97  $ 7.76766 to  $10.56792 $   851    0.69%   0.55%  to   2.30%   -3.49% to   -1.82%
December 31, 2010     89  $ 8.04896 to  $10.76394 $   733    0.89%   0.55%  to   2.30%    7.47% to   11.78%
December 31, 2009     45  $ 7.29354 to  $ 7.45124 $   330    3.70%   1.00%  to   2.30%   16.78% to   18.28%
December 31, 2008      2  $ 6.25789 to  $ 6.28698 $    15    2.52%   1.30%  to   2.00%  -38.90% to  -38.61%

                          AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011  3,425  $ 8.50545 to  $10.83000 $33,837    0.33%   0.55%  to   3.25%  -14.75% to   -6.39%
December 31, 2010  2,319  $10.44965 to  $11.61473 $24,809    0.02%   0.55%  to   3.25%    4.81% to   12.65%
December 31, 2009     47  $10.29149 to  $10.30741 $   487    0.00%   1.15%  to   2.35%    1.45% to    1.59%

                                      A69

                               AT YEAR ENDED                                    FOR YEAR ENDED
                   --------------------------------------        -----------------------------------------------
                                                          NET    INVESTMENT
                   UNITS              UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)         LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------       ----------------------  -------- ---------- -----------------  ------------------
                          AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011   3,024       $ 9.23751 to  $11.32571 $ 32,384   0.00%    0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010   1,478       $10.66273 to  $11.35800 $ 16,039   0.00%    0.95%  to   3.25%    6.95% to   10.27%
December 31, 2009      24       $10.27380 to  $10.30032 $    249   0.00%    0.95%  to   2.95%    1.89% to    2.14%

                   CREDIT SUISSE TRUST INTERNATIONAL EQUITY FLEX III PORTFOLIO (AVAILABLE DECEMBER 14, 2009)
                                               (EXPIRED OCTOBER 21, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011       0       $       0 to  $       0 $      0   2.91%    1.35%  to   1.65%  -16.68% to  -16.48%
December 31, 2010     891       $11.14481 to  $11.17971 $  9,951   0.10%    1.35%  to   1.65%   10.41% to   10.74%
December 31, 2009     962       $10.09396 to  $10.09567 $  9,709   0.00%    1.35%  to   1.65%    0.27% to    0.28%

                                   AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011     314       $11.06416 to  $12.41953 $  3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010   1,771       $ 9.54633 to  $10.66744 $ 17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%
December 31, 2009     114       $ 8.74021 to  $ 8.83518 $    996   0.00%    1.30%  to   2.40%  -12.60% to  -11.65%

                                   AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011  15,087       $11.28966 to  $11.73508 $173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010     450       $10.47326 to  $10.59081 $  4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                   AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011  18,356       $12.39610 to  $13.14210 $232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010   2,261       $10.64953 to  $11.06626 $ 24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT CORE EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                                                (EXPIRED AUGUST 26, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011       0       $       0 to  $       0 $      0   0.91%    1.40%  to   1.85%  -11.83% to  -11.58%
December 31, 2010     148       $14.13115 to  $14.58096 $  2,102   0.00%    1.40%  to   1.85%   22.45% to   22.70%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011      52       $12.21604 to  $12.66075 $    649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010      68       $14.26638 to  $14.72045 $    984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011     683       $ 1.30203 to  $ 1.87829 $  1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010     961       $ 1.39498 to  $ 2.01236 $  1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011      47       $11.49507 to  $11.56958 $    545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010      66       $12.23884 to  $12.26392 $    804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011     131       $10.76329 to  $10.83306 $  1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010     183       $11.79431 to  $11.81846 $  2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                   AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011   7,051       $11.84372 to  $12.09978 $ 84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE MAY 2, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011   9,116       $ 8.87815 to  $ 8.96673 $ 81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                          AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011  89,096       $ 9.06646 to  $ 9.23573 $816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                      WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011     125       $10.69886 to  $10.71531 $  1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                             AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011   1,096       $10.05117 to  $10.08473 $ 11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                          AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011     428       $10.05125 to  $10.08481 $  4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                      A70

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2011 or from the effective date of the subaccount through the end of the reporting period.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

    ASSET-BASED
    CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
    ------------ -----------------------------------------------------------
       0.55%     Premier Retirement Advisor - No Optional Benefits
       0.85%     Premier Retirement Variable Annuity - No Optional Benefits
       0.95%     Premier Bb Series - No Optional Benefits
                 Premier Retirement Advisor - With HAV
       1.15%     Premier B Series - No Optional Benefits
                 Premier Retirement Advisor - With HD GRO II OR GRO Plus II
       1.30%     Premier Bb Series - with HD GRO
                 Premier Retirement B - No Optional Benefits
       1.35%     Discovery Choice Basic - No Optional Benefits
                 Premier Retirement Advisor - With Combo 5% and HAV

                                      A71

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------
   1.40%     No Optional Benefits
             Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
             Discovery Preferred Variable Annuity (0.15% Admin and 1.25% M&E)
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
   1.50%     No Optional Benefits
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
             Premier Bb Series with LT5 or HD5
             Premier Bb Series - with HD GRO
             Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
             Discovery Choice Enhanced
             Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
             Premier B Series with HDV
             Premier B Series with Roll-up & HAV
   1.70%     GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5
             Premier Retirement B - With HAV
             Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier B Series with HD GRO
             Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - No Optional Benefits

                                      A72

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------------------------
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and
              Step Up
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with HD GRO
             Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HD GRO
             Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HD GRO II OR GRO Plus II
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier L Series with HDV
             Premier L Series with Roll-up & HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.05%     Premier X Series with HDV
             Premier X Series with Roll-up & HAV
             Premier Bb Series with LT5
             Premier Bb Series with LT5 and HDV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier L Series with HD GRO
             Premier Retirement B - With Combo 5% and HAV
             Premier Retirement L - With HAV
   2.15%     With SLT5
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier X Series with LT5 or HD5
             Premier X Series with HD GRO
             Premier Retirement C - With HAV

                                      A73

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------------
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
             Premier L Series
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier B Series with LT5
             Premier B Series with LT5 and HDV
             Premier B Series with LT5 or HD5 and Roll-up & HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
             Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5%
              Roll Up
             Strategic Partners Enhanced FlexElite with SLT5
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     X - With HD GRO II OR GRO Plus II
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5%
              Roll Up
             With LT5 or HD5 and with HDV
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement L - With Combo 5% and HAV

                                      A74

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------------
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             With LT5 or HD5 and with HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with LT5
             Premier L Series with LT5 and HDV
             Premier L Series with LT5 or HD5 and Roll-up & HAV
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
             Premier X Series with LT5 and HDV
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier X Series with LT5 or HD5 and Roll-up & HAV
             Premier Retirement X - With Combo 5% and HAV
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
             Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
             Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product and may vary by State).

                                      A75

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A76

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 12, 2012

                                      A77

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                            SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                                                                              PRUDENTIAL   PRUDENTIAL
                                              PRUDENTIAL      PRUDENTIAL                       FLEXIBLE   CONSERVATIVE
                                             MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY  MANAGED      BALANCED
                                              PORTFOLIO       PORTFOLIO         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                             ------------  ---------------- ----------------- ----------- ------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ------------    ------------     ------------    ----------- -----------
  Net Assets................................ $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ============    ============     ============    =========== ===========

NET ASSETS, representing:
  Accumulation units........................ $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ------------    ------------     ------------    ----------- -----------
                                             $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ============    ============     ============    =========== ===========

  Units outstanding.........................  149,308,419      93,666,356       90,862,124      6,313,280   9,348,598
                                             ============    ============     ============    =========== ===========

  Portfolio shares held.....................   17,754,331      19,302,558        6,898,828        758,972   1,102,871
  Portfolio net asset value per share....... $      10.00    $      11.88     $      26.81    $     17.77 $     17.77
  Investment in portfolio shares, at cost... $177,543,306    $214,542,507     $184,321,670    $12,903,048 $16,903,373

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                            SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                                                                              PRUDENTIAL   PRUDENTIAL
                                              PRUDENTIAL      PRUDENTIAL                       FLEXIBLE   CONSERVATIVE
                                             MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY  MANAGED      BALANCED
                                              PORTFOLIO       PORTFOLIO         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                             ------------  ---------------- ----------------- ----------- ------------
INVESTMENT INCOME
  Dividend income........................... $     23,969    $ 10,201,169     $  1,149,014    $   265,369 $   423,605
                                             ------------    ------------     ------------    ----------- -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................    2,786,898       3,245,966        2,784,455        192,523     282,815
  Reimbursement for excess expenses.........            0               0                0              0           0
                                             ------------    ------------     ------------    ----------- -----------

NET EXPENSES................................    2,786,898       3,245,966        2,784,455        192,523     282,815
                                             ------------    ------------     ------------    ----------- -----------

NET INVESTMENT INCOME (LOSS)................   (2,762,929)      6,955,202       (1,635,442)        72,847     140,789
                                             ------------    ------------     ------------    ----------- -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0      10,125,578                0              0           0
  Realized gain (loss) on shares
   redeemed.................................            0       1,751,422         (450,871)        21,651     323,377
  Net change in unrealized gain (loss) on
   investments..............................            0       1,506,248       24,037,300      1,448,626   1,415,793
                                             ------------    ------------     ------------    ----------- -----------

NET GAIN (LOSS) ON INVESTMENTS..............            0      13,383,248       23,586,429      1,470,277   1,739,171
                                             ------------    ------------     ------------    ----------- -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $ (2,762,929)   $ 20,338,450     $ 21,950,987    $ 1,543,123 $ 1,879,960
                                             ============    ============     ============    =========== ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,498,901     $21,529,410
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,498,901     $21,529,410
============     ============   ===========    ============     ===========    ============    ===========     ===========

$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,503,901     $21,529,410
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,503,901     $21,529,410
============     ============   ===========    ============     ===========    ============    ===========     ===========

 133,539,907       53,646,031     1,128,485     148,556,457      34,277,423     136,588,442     16,924,329      14,598,599
============     ============   ===========    ============     ===========    ============    ===========     ===========

  15,325,234       41,029,353       238,681       7,747,830       3,046,593       9,817,559      2,882,484       1,548,878
$      18.07     $       5.26   $     33.83    $      35.65     $     19.57    $      26.98    $     18.56     $     13.90
$288,198,149     $217,370,395   $ 8,214,289    $247,620,879     $58,363,062    $220,265,472    $46,704,256     $20,131,654


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------

$  2,775,154     $ 15,190,570   $    41,976    $  4,841,618     $   971,979    $    437,635    $   329,540     $   261,196
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,316,767        3,318,022       125,930       4,230,560         896,746       4,063,992        755,563         298,324
           0                0             0               0               0               0              0               0
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,316,767        3,318,022       125,930       4,230,560         896,746       4,063,992        755,563         298,324
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  (1,541,614)      11,872,548       (83,954)        611,058          75,234      (3,626,356)      (426,023)        (37,128)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

           0                0       722,713         856,145               0               0      2,745,086               0

  (4,043,300)           1,052        96,612       3,585,959        (305,871)      7,556,683        799,734           6,086

  40,060,312       14,429,761    (1,055,659)     32,077,092       9,095,692      33,680,382      4,159,755       3,323,946
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  36,017,012       14,430,812      (236,334)     36,519,196       8,789,821      41,237,065      7,704,576       3,330,032
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

$ 34,475,398     $ 26,303,361   $  (320,287)   $ 37,130,254     $ 8,865,055    $ 37,610,709    $ 7,278,553     $ 3,292,904
============     ============   ===========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A2

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                                                                JANUS ASPEN
                                                                                JANUS ASPEN      OVERSEAS
                                             T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                             EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                             ------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              -----------     -----------       -----------     -----------    -----------
  Net Assets................................  $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              ===========     ===========       ===========     ===========    ===========

NET ASSETS, representing:
  Accumulation units........................  $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              -----------     -----------       -----------     -----------    -----------
                                              $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              ===========     ===========       ===========     ===========    ===========

  Units outstanding.........................   28,066,857      43,197,523        31,862,550      28,534,247      9,422,324
                                              ===========     ===========       ===========     ===========    ===========

  Portfolio shares held.....................    3,016,700       2,826,144         2,102,830       2,523,441        807,326
  Portfolio net asset value per share.......  $     22.27     $     30.14       $     26.45     $     37.96    $     21.85
  Investment in portfolio shares, at cost...  $58,841,956     $68,665,968       $54,581,204     $80,172,782    $13,934,407

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                                                                JANUS ASPEN
                                                                                JANUS ASPEN      OVERSEAS
                                             T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                             EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                             ------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income...........................  $ 1,435,844     $   837,661       $   309,142     $   669,249    $   140,752
                                              -----------     -----------       -----------     -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      938,452       1,226,275           787,021       1,354,634        246,764
  Reimbursement for excess expenses.........            0               0                 0               0              0
                                              -----------     -----------       -----------     -----------    -----------

NET EXPENSES................................      938,452       1,226,275           787,021       1,354,634        246,764
                                              -----------     -----------       -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)................      497,392        (388,615)         (477,879)       (685,385)      (106,012)
                                              -----------     -----------       -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0               0           952,992      10,208,322              0
  Realized gain (loss) on shares
   redeemed.................................      767,223       2,083,135          (125,204)      2,554,356        528,217
  Net change in unrealized gain (loss) on
   investments..............................    8,390,902       8,487,449         8,371,136        (984,268)     2,135,192
                                              -----------     -----------       -----------     -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS..............    9,158,125      10,570,584         9,198,924      11,778,410      2,663,409
                                              -----------     -----------       -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ 9,655,517     $10,181,969       $ 8,721,045     $11,093,025    $ 2,557,397
                                              ===========     ===========       ===========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A3

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                               ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                  VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO       CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- ----------- ----------------- --------------- -----------------
  $52,205,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------
  $52,205,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

  $52,200,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------
  $52,200,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

   27,447,081     10,985,367      13,253,331       25,911,417    23,262,060     7,752,620        52,822,318        9,525,693
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

    1,810,806      3,755,412       1,191,964        2,949,335     2,459,059       173,603         7,329,797          415,925
  $     28.83    $      6.52     $     21.04      $     15.93   $     10.93    $    30.38      $      13.70      $     26.13
  $41,693,760    $24,590,328     $25,706,370      $37,555,012   $26,467,005    $4,469,497      $ 87,769,507      $ 8,409,119


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                               ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                  VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO       CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- ----------- ----------------- --------------- -----------------

  $         0    $   474,000     $         0      $         0   $   441,187    $    1,646      $    466,567      $    48,733
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

      741,216        347,272         365,809          688,370       394,668        75,359         1,651,853          185,458
            0              0               0                0             0             0                 0                0
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

      741,216        347,272         365,809          688,370       394,668        75,359         1,651,853          185,458
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

     (741,216)       126,728        (365,809)        (688,370)       46,519       (73,713)       (1,185,286)        (136,725)
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

            0              0       1,860,334        1,728,644     1,617,612             0                 0          192,952
    1,200,185       (194,655)        (34,897)       1,526,303       252,071       128,319         1,336,669          475,134
    7,264,166      3,099,988         903,010        1,869,147     1,176,954       605,382        13,588,234        1,181,907
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

    8,464,351      2,905,333       2,728,447        5,124,093     3,046,636       733,701        14,924,902        1,849,993
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

  $ 7,723,136    $ 3,032,061     $ 2,362,638      $ 4,435,723   $ 3,093,156    $  659,988      $ 13,739,617      $ 1,713,268
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A4

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                              PRUDENTIAL SP                                          AST
                                             PRUDENTIAL U.S.   PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN
                                                 EMERGING      INTERNATIONAL    INTERNATIONAL     LARGE-CAP    CENTURY INCOME &
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
                                             ---------------- ---------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $124,761,094     $42,781,603      $39,627,680    $146,463,112     $        (0)
                                               ------------     -----------      -----------    ------------     -----------
  Net Assets................................   $124,761,094     $42,781,603      $39,627,680    $146,463,112     $        (0)
                                               ============     ===========      ===========    ============     ===========

NET ASSETS, representing:
  Accumulation units........................   $124,761,094     $42,781,603      $39,627,680    $146,463,112     $        (0)
                                               ------------     -----------      -----------    ------------     -----------
                                               $124,761,094     $42,781,603      $39,627,680    $146,463,112     $        (0)
                                               ============     ===========      ===========    ============     ===========

  Units outstanding.........................     59,367,402      30,107,489       25,837,223      13,354,606               0
                                               ============     ===========      ===========    ============     ===========

  Portfolio shares held.....................     14,799,655       8,072,000        5,986,054       8,312,322               0
  Portfolio net asset value per share.......   $       8.43     $      5.30      $      6.62    $      17.62     $         0
  Investment in portfolio shares, at cost...   $104,705,156     $49,905,382      $47,949,437    $131,035,903     $        (0)

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                              PRUDENTIAL SP                                          AST
                                             PRUDENTIAL U.S.   PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN
                                                 EMERGING      INTERNATIONAL    INTERNATIONAL     LARGE-CAP    CENTURY INCOME &
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
                                             ---------------- ---------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income...........................   $    531,206     $   274,433      $ 1,057,699    $  1,272,089     $         0
                                               ------------     -----------      -----------    ------------     -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      2,095,646         691,373          652,062       1,842,508         608,699
  Reimbursement for excess expenses.........              0               0                0               0               0
                                               ------------     -----------      -----------    ------------     -----------

NET EXPENSES................................      2,095,646         691,373          652,062       1,842,508         608,699
                                               ------------     -----------      -----------    ------------     -----------

NET INVESTMENT INCOME (LOSS)................     (1,564,440)       (416,940)         405,637        (570,419)       (608,699)
                                               ------------     -----------      -----------    ------------     -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......      9,152,392               0                0               0               0
  Realized gain (loss) on shares
   redeemed.................................      4,243,995      (2,365,372)      (2,445,150)      1,638,560      10,670,940
  Net change in unrealized gain (loss) on
   investments..............................      6,602,451      10,740,720        7,610,922      16,754,686      (3,042,526)
                                               ------------     -----------      -----------    ------------     -----------

NET GAIN (LOSS) ON INVESTMENTS..............     19,998,838       8,375,348        5,165,772      18,393,246       7,628,414
                                               ------------     -----------      -----------    ------------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 18,434,398     $ 7,958,408      $ 5,571,409    $ 17,822,827     $ 7,019,715
                                               ============     ===========      ===========    ============     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
 AST SCHRODERS                  AST J.P. MORGAN
  MULTI-ASSET      AST COHEN &     STRATEGIC                                    AST FEDERATED
WORLD STRATEGIES  STEERS REALTY  OPPORTUNITIES   AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP
   PORTFOLIO        PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
----------------  ------------- --------------- --------------- -------------- ---------------- --------------- ---------------
 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------
 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------
 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

    199,001,809     12,446,035     118,656,687     10,222,825      17,068,933       9,818,251       5,850,124       6,003,052
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

    161,486,641     23,582,012      97,121,556     12,079,916      27,665,227      12,075,768       5,508,494       4,935,700
 $        13.82   $       7.34  $        14.05   $       9.53    $       7.66    $       9.63     $     13.42     $     14.92
 $2,110,373,728   $159,641,115  $1,261,763,292   $107,836,963    $202,238,106    $109,470,096     $66,241,032     $65,316,420


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
 AST SCHRODERS                  AST J.P. MORGAN
  MULTI-ASSET      AST COHEN &     STRATEGIC                                    AST FEDERATED
WORLD STRATEGIES  STEERS REALTY  OPPORTUNITIES   AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP
   PORTFOLIO        PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
----------------  ------------- --------------- --------------- -------------- ---------------- --------------- ---------------

 $   37,649,487   $  1,812,938  $   15,992,931   $    986,058    $  9,439,955    $          0     $   268,628     $   263,434
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

     33,027,311      2,402,334      19,003,674      1,559,096       2,716,579       1,627,921       1,061,978       1,089,975
              0              0               0              0               0               0               0               0
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

     33,027,311      2,402,334      19,003,674      1,559,096       2,716,579       1,627,921       1,061,978       1,089,975
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

      4,622,176       (589,396)     (3,010,743)      (573,038)      6,723,376      (1,627,921)       (793,350)       (826,541)
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

              0              0               0              0               0               0         238,963               0
      9,326,359      2,735,354       8,666,923         97,410       1,554,007       1,721,094       1,209,385       1,187,975
    135,323,195     11,625,507      79,861,286      8,663,040       9,279,155      10,774,462       7,019,423       7,590,191
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

    144,649,554     14,360,861      88,528,209      8,760,450      10,833,161      12,495,556       8,467,771       8,778,167
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

 $  149,271,729   $ 13,771,464  $   85,517,466   $  8,187,412    $ 17,556,537    $ 10,867,636     $ 7,674,421     $ 7,951,626
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A6

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                               AST GOLDMAN
                                                  SACHS         AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                               CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO
                                             ---------------- ---------------- --------------- ---------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ------------     ------------    ------------     ------------    ------------
  Net Assets................................   $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ============     ============    ============     ============    ============

NET ASSETS, representing:
  Accumulation units........................   $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ------------     ------------    ------------     ------------    ------------
                                               $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ============     ============    ============     ============    ============

  Units outstanding.........................      9,485,632       13,956,345      22,984,462       43,059,995      16,938,867
                                               ============     ============    ============     ============    ============

  Portfolio shares held.....................      3,663,425       34,752,050      16,667,455       44,655,317       9,165,033
  Portfolio net asset value per share.......   $      31.34     $       5.25    $      14.20     $      11.50    $      21.36
  Investment in portfolio shares, at cost...   $102,758,679     $176,311,333    $228,024,951     $502,053,341    $183,226,153

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                               AST GOLDMAN
                                                  SACHS         AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                               CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO
                                             ---------------- ---------------- --------------- ---------------- --------------
INVESTMENT INCOME
  Dividend income...........................   $    205,931     $          0    $  5,456,975     $  4,451,670    $    649,069
                                               ------------     ------------    ------------     ------------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      1,545,741        2,577,001       2,138,949        5,912,598       2,726,324
  Reimbursement for excess expenses.........              0                0               0                0               0
                                               ------------     ------------    ------------     ------------    ------------

NET EXPENSES................................      1,545,741        2,577,001       2,138,949        5,912,598       2,726,324
                                               ------------     ------------    ------------     ------------    ------------

NET INVESTMENT INCOME (LOSS)................     (1,339,811)      (2,577,001)      3,318,026       (1,460,928)     (2,077,255)
                                               ------------     ------------    ------------     ------------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......              0       15,280,871               0       10,589,180               0
  Realized gain (loss) on shares
   redeemed.................................      2,905,946        2,013,782        (909,662)       2,648,826       3,364,048
  Net change in unrealized gain (loss) on
   investments..............................     10,352,150        4,227,579      19,816,265        4,134,588      11,097,099
                                               ------------     ------------    ------------     ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS..............     13,258,096       21,522,232      18,906,603       17,372,594      14,461,147
                                               ------------     ------------    ------------     ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 11,918,286     $ 18,945,230    $ 22,224,629     $ 15,911,666    $ 12,383,892
                                               ============     ============    ============     ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A7

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER                       AST                          AST              AST
    AST         AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US    T. ROWE PRICE    T. ROWE PRICE
 MFS GROWTH     BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA NATURAL RESOURCES ASSET ALLOCATION
 PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------    ---------------- ------------- ---------------- ------------- ------------ ----------------- ----------------
$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------
$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
===========      ============   ============    ============   ============  ===========    ============     ==============

$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------
$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
===========      ============   ============    ============   ============  ===========    ============     ==============

  6,309,389        15,458,233     11,617,746      20,118,049     19,042,134    5,426,681      30,858,079        427,079,323
===========      ============   ============    ============   ============  ===========    ============     ==============

  6,634,504         7,897,320      8,381,513      20,683,994     21,757,179    4,977,345      15,929,673        269,109,443
$     11.17      $      24.41   $      16.95    $      10.58   $       9.50  $     13.60    $      19.70     $        19.07
$67,734,819      $178,743,631   $127,326,050    $218,780,004   $189,736,148  $61,906,171    $322,090,929     $4,720,137,286


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER                       AST                          AST              AST
    AST         AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US    T. ROWE PRICE    T. ROWE PRICE
 MFS GROWTH     BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA NATURAL RESOURCES ASSET ALLOCATION
 PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------    ---------------- ------------- ---------------- ------------- ------------ ----------------- ----------------

$         0      $          0   $  1,153,629    $  2,366,033   $    248,807  $   362,661    $  1,170,832     $   46,995,511
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

    896,568         2,509,306      2,080,614       3,362,560      1,894,703      854,572       4,900,175         64,708,052
          0                 0              0               0              0            0               0                  0
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

    896,568         2,509,306      2,080,614       3,362,560      1,894,703      854,572       4,900,175         64,708,052
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

   (896,568)       (2,509,306)      (926,985)       (996,527)    (1,645,896)    (491,910)     (3,729,343)       (17,712,542)
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

          0                 0              0       5,802,893              0            0               0         29,797,616

  1,714,991         3,329,132      2,292,364          12,510      1,249,475    1,271,664     (10,768,110)        32,392,553

  5,500,044        10,508,566     13,563,227         766,456     16,518,203    5,136,374      14,469,280        321,836,198
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

  7,215,036        13,837,698     15,855,591       6,581,859     17,767,678    6,408,037       3,701,170        384,026,366
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

$ 6,318,467      $ 11,328,392   $ 14,928,605    $  5,585,332   $ 16,121,782  $ 5,916,127    $    (28,174)    $  366,313,824
===========      ============   ============    ============   ============  ===========    ============     ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A8

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                  AST
                                                                                    AST       WELLINGTON    AST CAPITAL
                                                                AST JPMORGAN   T. ROWE PRICE  MANAGEMENT    GROWTH ASSET
                                              AST MFS GLOBAL   INTERNATIONAL    GLOBAL BOND  HEDGED EQUITY   ALLOCATION
                                             EQUITY PORTFOLIO EQUITY PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ---------------- ------------- ------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ------------     ------------   ------------  ------------  --------------
  Net Assets................................   $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ============     ============   ============  ============  ==============

NET ASSETS, representing:
  Accumulation units........................   $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ------------     ------------   ------------  ------------  --------------
                                               $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ============     ============   ============  ============  ==============

  Units outstanding.........................     15,071,995       14,336,993     17,787,754    62,039,064     393,993,551
                                               ============     ============   ============  ============  ==============

  Portfolio shares held.....................     15,887,016        7,185,003     17,533,015    60,755,879     389,891,669
  Portfolio net asset value per share.......   $      11.87     $      22.20   $      11.19  $       9.95  $        11.42
  Investment in portfolio shares, at cost...   $166,436,693     $142,364,717   $195,170,551  $566,681,907  $4,091,128,365

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                  AST
                                                                                    AST       WELLINGTON    AST CAPITAL
                                                                AST JPMORGAN   T. ROWE PRICE  MANAGEMENT    GROWTH ASSET
                                              AST MFS GLOBAL   INTERNATIONAL    GLOBAL BOND  HEDGED EQUITY   ALLOCATION
                                             EQUITY PORTFOLIO EQUITY PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ---------------- ------------- ------------- --------------
INVESTMENT INCOME
  Dividend income...........................   $  1,438,396     $  2,214,646   $  3,823,549  $  1,174,688  $   30,694,511
                                               ------------     ------------   ------------  ------------  --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      2,311,391        2,190,216      2,520,993     7,680,015      68,211,221
  Reimbursement for excess expenses.........              0                0              0             0               0
                                               ------------     ------------   ------------  ------------  --------------

NET EXPENSES................................      2,311,391        2,190,216      2,520,993     7,680,015      68,211,221
                                               ------------     ------------   ------------  ------------  --------------

NET INVESTMENT INCOME (LOSS)................       (872,995)          24,429      1,302,556    (6,505,326)    (37,516,710)
                                               ------------     ------------   ------------  ------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......              0                0      2,660,446             0               0
  Realized gain (loss) on shares
   redeemed.................................      2,229,602          (12,503)        63,533     2,933,534      60,264,387
  Net change in unrealized gain (loss) on
   investments..............................     22,990,310       21,686,262      1,446,493    35,274,370     339,364,006
                                               ------------     ------------   ------------  ------------  --------------

NET GAIN (LOSS) ON INVESTMENTS..............     25,219,912       21,673,759      4,170,471    38,207,904     399,628,393
                                               ------------     ------------   ------------  ------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 24,346,917     $ 21,698,188   $  5,473,028  $ 31,702,578  $  362,111,683
                                               ============     ============   ============  ============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A9

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC                          AST                        AST FIRST TRUST                      AST
  STRATEGIES       AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL                     T. ROWE PRICE
    ASSET             ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED     LARGE-CAP       AST
  ALLOCATION        ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES       GROWTH     MONEY MARKET
  PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
--------------    --------------  --------------  --------------- --------------- --------------  ------------- ------------
$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

   347,097,295       451,333,466     367,593,732     211,694,110     248,629,701     343,975,841    26,918,480    24,862,519
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

   342,013,141       443,625,438     356,068,914     235,201,866     274,398,795     341,165,902    23,397,614   240,223,779
$        11.43    $        11.73  $        12.05  $        10.23  $        10.22  $        12.08  $      14.31  $       1.00
$3,590,212,405    $4,774,713,379  $4,058,184,011  $2,255,472,654  $2,639,559,671  $3,783,884,636  $301,663,535  $240,223,779


                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC                          AST                        AST FIRST TRUST                      AST
  STRATEGIES       AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL                     T. ROWE PRICE
    ASSET             ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED     LARGE-CAP       AST
  ALLOCATION        ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES       GROWTH     MONEY MARKET
  PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
--------------    --------------  --------------  --------------- --------------- --------------  ------------- ------------

$   33,678,414    $   42,496,480  $   39,125,233  $   36,639,381  $   29,262,796  $   40,433,543  $          0  $     21,947
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

    61,057,103        77,732,858      62,557,550      32,751,656      38,465,826      53,840,386     4,749,523     3,846,861
             0                 0               0               0               0               0             0             0
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
    61,057,103        77,732,858      62,557,550      32,751,656      38,465,826      53,840,386     4,749,523     3,846,861
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
   (27,378,689)      (35,236,378)    (23,432,318)      3,887,725      (9,203,029)    (13,406,844)   (4,749,523)   (3,824,914)
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

             0       136,031,447     202,805,107               0               0      10,698,188             0             0
    37,841,906        55,991,008      22,398,416      10,191,212      16,761,219      31,428,121     7,268,215             0
   303,989,656       253,561,113      73,823,567     127,264,222     174,991,851     278,376,605    27,292,214             0
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

   341,831,562       445,583,568     299,027,090     137,455,433     191,753,069     320,502,913    34,560,430             0
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

$  314,452,872    $  410,347,190  $  275,594,772  $  141,343,158  $  182,550,040  $  307,096,069  $ 29,810,907  $ (3,824,914)
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A10

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                  AST           AST            AST           AST          NVIT
                                               SMALL-CAP    PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING
                                                GROWTH      RETURN BOND       VALUE        GROWTH       MARKETS
                                               PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND
                                             ------------  -------------- ------------- ------------- -----------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ------------  --------------  -----------  ------------  -----------
  Net Assets................................ $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ============  ==============  ===========  ============  ===========

NET ASSETS, representing:
  Accumulation units........................ $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ------------  --------------  -----------  ------------  -----------
                                             $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ============  ==============  ===========  ============  ===========

  Units outstanding.........................    9,973,084     205,774,079    6,716,213    16,432,762      882,429
                                             ============  ==============  ===========  ============  ===========

  Portfolio shares held.....................    5,875,950     190,283,523    4,573,638    14,104,998    2,090,546
  Portfolio net asset value per share....... $      22.66  $        12.52  $     15.36  $      11.86  $      6.30
  Investment in portfolio shares, at cost... $119,379,254  $2,297,124,400  $65,749,994  $151,139,622  $15,951,753

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                  AST           AST            AST           AST          NVIT
                                               SMALL-CAP    PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING
                                                GROWTH      RETURN BOND       VALUE        GROWTH       MARKETS
                                               PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND
                                             ------------  -------------- ------------- ------------- -----------
INVESTMENT INCOME
  Dividend income........................... $          0  $   51,604,119  $ 1,284,194  $  1,249,533  $    13,036
                                             ------------  --------------  -----------  ------------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................    2,103,651      33,865,614    1,007,363     1,516,664      228,251
  Reimbursement for excess expenses.........            0               0            0             0            0
                                             ------------  --------------  -----------  ------------  -----------

NET EXPENSES................................    2,103,651      33,865,614    1,007,363     1,516,664      228,251
                                             ------------  --------------  -----------  ------------  -----------

NET INVESTMENT INCOME (LOSS)................   (2,103,651)     17,738,505      276,831      (267,131)    (215,215)
                                             ------------  --------------  -----------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0      20,653,708            0             0            0
  Realized gain (loss) on shares
   redeemed.................................    2,508,100      11,411,190     (832,761)      107,009   (1,053,696)
  Net change in unrealized gain (loss) on
   investments..............................    8,049,866      89,383,140    8,015,700    19,507,288    3,139,075
                                             ------------  --------------  -----------  ------------  -----------

NET GAIN (LOSS) ON INVESTMENTS..............   10,557,966     121,448,038    7,182,939    19,614,297    2,085,379
                                             ------------  --------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $  8,454,314  $  139,186,543  $ 7,459,770  $ 19,347,166  $ 1,870,164
                                             ============  ==============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
     AST                                                                     AST PARAMETRIC    FRANKLIN
  INVESTMENT        AST WESTERN                                 AST GLOBAL      EMERGING     TEMPLETON VIP    AST GOLDMAN
  GRADE BOND      ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY FOUNDING FUNDS  SACHS SMALL-CAP
  PORTFOLIO       BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    ALLOCATION FUND VALUE PORTFOLIO
--------------    --------------- -------------- -------------- -----------  -------------- --------------- ---------------
$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $         (0)   $192,755,526
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------
$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $         (0)   $192,755,526
==============     ============    ============   ===========   ===========   ============   ============    ============

$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $         (0)   $192,755,526
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------
$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $         (0)   $192,755,526
==============     ============    ============   ===========   ===========   ============   ============    ============

   240,121,532       36,399,377      13,760,511     2,326,700     5,471,216     20,908,701              0      14,958,208
==============     ============    ============   ===========   ===========   ============   ============    ============

   476,351,238       39,422,460      13,588,778     2,882,550     7,659,434     24,632,138              0      15,917,054
$         6.60     $      10.72    $      12.41   $     10.35   $      9.43   $       8.95   $          0    $      12.11
$3,084,289,013     $417,443,439    $158,775,155   $30,786,368   $63,592,563   $208,463,196   $         (0)   $172,056,295


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
     AST                                                                     AST PARAMETRIC    FRANKLIN
  INVESTMENT        AST WESTERN                                 AST GLOBAL      EMERGING     TEMPLETON VIP    AST GOLDMAN
  GRADE BOND      ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY FOUNDING FUNDS  SACHS SMALL-CAP
  PORTFOLIO       BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    ALLOCATION FUND VALUE PORTFOLIO
--------------    --------------- -------------- -------------- -----------  -------------- --------------- ---------------

$   55,641,984     $ 11,797,936    $    823,929   $   146,059   $   680,713   $  2,051,214   $ 52,811,856    $    762,100
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

    70,649,616        6,164,037       3,763,327       362,788       851,613      3,220,993     21,682,926       2,588,810
             0                0               0             0             0              0              0               0
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

    70,649,616        6,164,037       3,763,327       362,788       851,613      3,220,993     21,682,926       2,588,810
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

   (15,007,632)       5,633,899      (2,939,398)     (216,729)     (170,900)    (1,169,780)    31,128,929      (1,826,709)
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

    63,330,220       12,073,221         905,416     1,837,892             0      2,819,500              0               0

   391,554,490        2,419,429       3,547,152      (302,431)      928,253     (2,928,625)   170,592,319       3,259,583

   (94,205,140)         (24,688)      4,469,013      (807,520)    9,128,406     24,696,336    (19,805,682)     15,124,203
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

   360,679,570       14,467,962       8,921,581       727,942    10,056,659     24,587,211    150,786,638      18,383,787
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

$  345,671,938     $ 20,101,861    $  5,982,183   $   511,212   $ 9,885,759   $ 23,417,431   $181,915,567    $ 16,557,078
==============     ============    ============   ===========   ===========   ============   ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A12

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                                                AST CLS                       AST HORIZON
                                              AST SCHRODERS  MODERATE ASSET  AST J.P. MORGAN MODERATE ASSET  AST FI PYRAMIS(R)
                                             GLOBAL TACTICAL   ALLOCATION    GLOBAL THEMATIC   ALLOCATION    ASSET ALLOCATION
                                                PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO         PORTFOLIO
                                             --------------- --------------  --------------- --------------  -----------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             --------------  --------------  --------------  --------------   --------------
  Net Assets................................ $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             ==============  ==============  ==============  ==============   ==============

NET ASSETS, representing:
  Accumulation units........................ $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             --------------  --------------  --------------  --------------   --------------
                                             $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             ==============  ==============  ==============  ==============   ==============

  Units outstanding.........................    178,381,363     221,185,811     129,515,188     142,916,661      113,954,635
                                             ==============  ==============  ==============  ==============   ==============

  Portfolio shares held.....................    177,249,993     241,999,236     140,749,334     151,877,140      125,354,104
  Portfolio net asset value per share....... $        11.85  $        10.21  $        10.81  $        10.59   $        10.56
  Investment in portfolio shares, at cost... $1,925,363,569  $2,357,645,677  $1,407,128,198  $1,535,178,225   $1,229,956,465

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                                                AST CLS                       AST HORIZON
                                              AST SCHRODERS  MODERATE ASSET  AST J.P. MORGAN MODERATE ASSET  AST FI PYRAMIS(R)
                                             GLOBAL TACTICAL   ALLOCATION    GLOBAL THEMATIC   ALLOCATION    ASSET ALLOCATION
                                                PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO         PORTFOLIO
                                             --------------- --------------  --------------- --------------  -----------------
INVESTMENT INCOME
  Dividend income........................... $    7,408,639  $   10,017,880  $    5,354,290  $    7,648,447   $    4,907,810
                                             --------------  --------------  --------------  --------------   --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     26,898,146      31,650,127      19,846,061      22,189,011       16,828,886
  Reimbursement for excess expenses.........              0               0               0               0                0
                                             --------------  --------------  --------------  --------------   --------------

NET EXPENSES................................     26,898,146      31,650,127      19,846,061      22,189,011       16,828,886
                                             --------------  --------------  --------------  --------------   --------------

NET INVESTMENT INCOME (LOSS)................    (19,489,507)    (21,632,247)    (14,491,770)    (14,540,564)     (11,921,076)
                                             --------------  --------------  --------------  --------------   --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......      7,348,892      47,180,985       7,129,301      33,135,636                0
  Realized gain (loss) on shares
   redeemed.................................     25,928,614      11,951,175      11,266,736       5,983,487        7,412,566
  Net change in unrealized gain (loss) on
   investments..............................    162,686,608      94,007,529     108,250,741      67,217,603       96,031,943
                                             --------------  --------------  --------------  --------------   --------------

NET GAIN (LOSS) ON INVESTMENTS..............    195,964,113     153,139,688     126,646,779     106,336,727      103,444,508
                                             --------------  --------------  --------------  --------------   --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $  176,474,606  $  131,507,442  $  112,155,008  $   91,796,163   $   91,523,433
                                             ==============  ==============  ==============  ==============   ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A13

                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
PROFUND VP    PROFUND VP                                      PROFUND VP PROFUND VP
 CONSUMER   CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
 SERVICES     PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
----------  -------------- ---------- ----------- ----------- ---------- ---------- -----------
 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 --------      --------     --------  ----------   --------    --------   --------   --------
 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 ========      ========     ========  ==========   ========    ========   ========   ========

 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 --------      --------     --------  ----------   --------    --------   --------   --------
 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 ========      ========     ========  ==========   ========    ========   ========   ========

   12,519        33,923      114,536      98,053     25,372      31,893     56,486     47,844
 ========      ========     ========  ==========   ========    ========   ========   ========

    4,311        10,562       42,089      33,090      6,448       9,730     22,223      9,592
 $  41.05      $  40.14     $  21.27  $    37.12   $  41.66    $  38.33   $  29.04   $  51.69
 $156,396      $385,220     $793,206  $1,053,162   $229,056    $341,693   $556,288   $429,210


                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
PROFUND VP    PROFUND VP                                      PROFUND VP PROFUND VP
 CONSUMER   CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
 SERVICES     PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
----------  -------------- ---------- ----------- ----------- ---------- ---------- -----------

 $      0      $  3,576     $    907  $    4,387   $    707    $      0   $  1,132   $ 12,962
 --------      --------     --------  ----------   --------    --------   --------   --------

    1,388         5,262       10,923      15,093      3,271       6,297      7,783      8,288
        0             0            0           0          0           0          0          0
 --------      --------     --------  ----------   --------    --------   --------   --------

    1,388         5,262       10,923      15,093      3,271       6,297      7,783      8,288
 --------      --------     --------  ----------   --------    --------   --------   --------

   (1,388)       (1,686)     (10,015)    (10,706)    (2,565)     (6,297)    (6,651)     4,674
 --------      --------     --------  ----------   --------    --------   --------   --------

      722             0            0           0          0           0          0          0

    9,985        19,629       28,843      58,898      5,503      24,804     40,061     35,801

   16,693        23,390      105,690     104,936     23,649      27,071     52,309     19,133
 --------      --------     --------  ----------   --------    --------   --------   --------

   27,399        43,019      134,534     163,834     29,153      51,875     92,370     54,934
 --------      --------     --------  ----------   --------    --------   --------   --------

 $ 26,011      $ 41,333     $124,519  $  153,128   $ 26,588    $ 45,579   $ 85,719   $ 59,608
 ========      ========     ========  ==========   ========    ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A14

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                      SUBACCOUNTS
                                             -------------------------------------------------------------
                                             PROFUND VP PROFUND VP                               PROFUND VP
                                             SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                               GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                             ---------- ---------- ------------------ ---------- ----------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $410,629   $313,615       $212,950       $651,289   $767,355
                                              --------   --------       --------       --------   --------
  Net Assets................................  $410,629   $313,615       $212,950       $651,289   $767,355
                                              ========   ========       ========       ========   ========

NET ASSETS, representing:
  Accumulation units........................  $410,629   $313,615       $212,950       $651,289   $767,355
                                              --------   --------       --------       --------   --------
                                              $410,629   $313,615       $212,950       $651,289   $767,355
                                              ========   ========       ========       ========   ========

  Units outstanding.........................    33,858     27,156         18,418         63,480     69,532
                                              ========   ========       ========       ========   ========

  Portfolio shares held.....................    12,588     10,313         25,503         20,558     19,686
  Portfolio net asset value per share.......  $  32.62   $  30.41       $   8.35       $  31.68   $  38.98
  Investment in portfolio shares, at cost...  $373,239   $274,834       $196,366       $619,492   $665,162

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                      SUBACCOUNTS
                                             -------------------------------------------------------------
                                             PROFUND VP PROFUND VP                               PROFUND VP
                                             SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                               GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                             ---------- ---------- ------------------ ---------- ----------
INVESTMENT INCOME
  Dividend income...........................  $      0   $      0       $  5,664       $ 13,782   $    651
                                              --------   --------       --------       --------   --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     5,495      3,874          2,395          7,736     11,670
  Reimbursement for excess expenses.........         0          0              0              0          0
                                              --------   --------       --------       --------   --------

NET EXPENSES................................     5,495      3,874          2,395          7,736     11,670
                                              --------   --------       --------       --------   --------

NET INVESTMENT INCOME (LOSS)................    (5,495)    (3,874)         3,269          6,046    (11,019)
                                              --------   --------       --------       --------   --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......         0          0              0              0          0
  Realized gain (loss) on shares
   redeemed.................................    22,494     23,917          6,075         19,002     61,711
  Net change in unrealized gain (loss) on
   investments..............................    16,201     16,643          9,172        (34,975)    26,211
                                              --------   --------       --------       --------   --------

NET GAIN (LOSS) ON INVESTMENTS..............    38,695     40,560         15,246        (15,974)    87,922
                                              --------   --------       --------       --------   --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ 33,200   $ 36,686       $ 18,515       $ (9,928)  $ 76,902
                                              ========   ========       ========       ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A15

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                AST          AST                                                     WELLS FARGO     WELLS FARGO
             JENNISON     JENNISON                                                   ADVANTAGE VT   ADVANTAGE VT
PROFUND VP   LARGE-CAP    LARGE-CAP                                                 INTERNATIONAL   OMEGA GROWTH
LARGE-CAP      VALUE       GROWTH        AST BOND       AST BOND       AST BOND    EQUITY PORTFOLIO   PORTFOLIO
  VALUE      PORTFOLIO    PORTFOLIO   PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1   SHARE CLASS 1
----------  -----------  -----------  -------------- -------------- -------------- ---------------- -------------

 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------
 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 ========   ===========  ===========    =========     ============   ============      ========      ==========

 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------
 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 ========   ===========  ===========    =========     ============   ============      ========      ==========

   91,816     5,590,456    6,499,133       48,358       13,596,428     14,511,763        43,646         502,082
 ========   ===========  ===========    =========     ============   ============      ========      ==========

   32,174     4,868,724    5,584,519       89,248       13,236,049     13,661,549       122,070          42,665
 $  27.28   $     12.60  $     14.03    $    6.60     $      12.15   $      14.00      $   4.94      $    25.56
 $781,213   $56,837,026  $73,684,042    $ 739,023     $153,128,677   $177,998,315      $576,784      $  839,244


                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                AST          AST                                                     WELLS FARGO     WELLS FARGO
             JENNISON     JENNISON                                                   ADVANTAGE VT   ADVANTAGE VT
PROFUND VP   LARGE-CAP    LARGE-CAP                                                 INTERNATIONAL   OMEGA GROWTH
LARGE-CAP      VALUE       GROWTH        AST BOND       AST BOND       AST BOND    EQUITY PORTFOLIO   PORTFOLIO
  VALUE      PORTFOLIO    PORTFOLIO   PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1   SHARE CLASS 1
----------  -----------  -----------  -------------- -------------- -------------- ---------------- -------------

 $  7,944   $   234,896  $         0    $  38,068     $    829,028   $  1,591,382      $  9,634      $        0
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

   12,399       885,579    1,063,799       30,110        3,589,247      4,724,780        10,200          20,604
        0             0            0            0                0              0             0               0
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

   12,399       885,579    1,063,799       30,110        3,589,247      4,724,780        10,200          20,604
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

   (4,455)     (650,683)  (1,063,799)       7,957       (2,760,220)    (3,133,397)         (566)        (20,604)
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

        0             0            0      428,656                0      4,227,158        39,041          83,856
   38,996       212,339    1,269,498      (88,333)       3,216,570      9,895,521         6,191          92,943

   64,426     4,865,798    4,649,763     (288,446)       4,303,808       (991,896)       25,671          61,665
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

  103,421     5,078,137    5,919,261       51,877        7,520,377     13,130,782        70,903         238,464
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

 $ 98,966   $ 4,427,453  $ 4,855,462    $  59,834     $  4,760,158   $  9,997,385      $ 70,337      $  217,860
 ========   ===========  ===========    =========     ============   ============      ========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A16

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                               WELLS FARGO      WELLS FARGO
                                               ADVANTAGE VT    ADVANTAGE VT
                                                SMALL CAP     SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK
                                             GROWTH PORTFOLIO    PORTFOLIO       AST BOND        MODELING     GLOBAL STRATEGIES
                                              SHARE CLASS 1    SHARE CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO
                                             ---------------- --------------- -------------- ---------------- -----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................     $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 --------       ----------     ------------    ------------    --------------
  Net Assets................................     $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 ========       ==========     ============    ============    ==============

NET ASSETS, representing:
  Accumulation units........................     $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 --------       ----------     ------------    ------------    --------------
                                                 $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 ========       ==========     ============    ============    ==============

  Units outstanding.........................       40,950          107,072       10,633,328      19,469,297       137,665,311
                                                 ========       ==========     ============    ============    ==============

  Portfolio shares held.....................       63,191          138,004       10,199,323      18,943,200       134,501,813
  Portfolio net asset value per share.......     $   7.93       $     9.41     $      12.93    $      10.18    $        10.32
  Investment in portfolio shares, at cost...     $424,419       $1,051,764     $124,424,169    $179,265,458    $1,318,561,815

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                               WELLS FARGO      WELLS FARGO
                                               ADVANTAGE VT    ADVANTAGE VT
                                                SMALL CAP     SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK
                                             GROWTH PORTFOLIO    PORTFOLIO       AST BOND        MODELING     GLOBAL STRATEGIES
                                              SHARE CLASS 1    SHARE CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO
                                             ---------------- --------------- -------------- ---------------- -----------------
INVESTMENT INCOME
  Dividend income...........................     $      0       $   14,365     $     32,994    $     55,050    $    5,345,996
                                                 --------       ----------     ------------    ------------    --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................        9,054           22,158        2,401,335       2,320,736        19,634,938
  Reimbursement for excess expenses.........            0                0                0               0                 0
                                                 --------       ----------     ------------    ------------    --------------

NET EXPENSES................................        9,054           22,158        2,401,335       2,320,736        19,634,938
                                                 --------       ----------     ------------    ------------    --------------

NET INVESTMENT INCOME (LOSS)................       (9,054)          (7,793)      (2,368,341)     (2,265,686)      (14,288,942)
                                                 --------       ----------     ------------    ------------    --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......       24,017                0          228,894               0                 0
  Realized gain (loss) on shares
   redeemed.................................       32,450           63,495        3,120,591         166,379          (335,717)
  Net change in unrealized gain (loss) on
   investments..............................      (13,846)          97,639        4,139,526      15,077,655       113,425,282
                                                 --------       ----------     ------------    ------------    --------------

NET GAIN (LOSS) ON INVESTMENTS..............       42,621          161,135        7,489,011      15,244,033       113,089,565
                                                 --------       ----------     ------------    ------------    --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................     $ 33,566       $  153,341     $  5,120,670    $ 12,978,347    $   98,800,623
                                                 ========       ==========     ============    ============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A17

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                             AST FRANKLIN
 WELLS FARGO                                                  TEMPLETON         AST NEW      AST WESTERN     AST MFS
 ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP
 OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE
FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------- -------------- -------------- -------------- --------------  --------------- -------------- ----------
  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========

  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========
     123,329      12,450,744     3,617,299      3,101,105      226,666,618     18,255,505        39,790       102,774
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========
      75,033      12,255,839     3,544,622      3,038,016      224,155,977     18,283,572        39,586       102,204
  $    20.02    $      10.81   $     10.59    $     10.59   $        10.87   $      10.31      $  10.45    $    10.26
  $1,271,088    $129,640,734   $36,771,511    $31,988,298   $2,391,874,779   $182,215,594      $407,095    $1,034,475


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                             AST FRANKLIN
 WELLS FARGO                                                  TEMPLETON         AST NEW      AST WESTERN     AST MFS
 ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP
 OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE
FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------- -------------- -------------- -------------- --------------  --------------- -------------- ----------

  $    7,919    $    101,271   $    59,233    $         0   $            0   $  1,268,863      $      0    $        0
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------

      23,844         922,983       438,959        186,387       11,309,836      1,555,946           779         2,712
           0               0             0              0                0              0             0             0
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
      23,844         922,983       438,959        186,387       11,309,836      1,555,946           779         2,712
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
     (15,925)       (821,712)     (379,726)      (186,387)     (11,309,836)      (287,082)         (779)       (2,712)
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------

         447         101,685        15,374              0                0              0             0             0
      37,100         483,478       209,269         71,311       (5,507,083)      (880,410)          180         2,247
     162,898       2,754,490       733,850        184,290       44,700,693      6,288,038         6,575        14,137
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
     200,445       3,339,652       958,492        255,601       39,193,610      5,407,628         6,755        16,383
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
  $  184,521    $  2,517,940   $   578,767    $    69,214   $   27,883,774   $  5,120,546      $  5,976    $   13,671
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A18

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                -----------------------------------------------------------------------------------
                                  PRUDENTIAL MONEY MARKET    PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                         PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                ---------------------------  --------------------------  --------------------------
                                 01/01/2012     01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                     TO             TO            TO            TO            TO            TO
                                 12/31/2012     12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
                                ------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (2,762,929) $  (3,211,144) $  6,955,202  $  6,883,469  $ (1,635,442) $ (1,631,756)
  Capital gains distributions
   received....................            0              0    10,125,578     5,480,515             0             0
  Realized gain (loss) on
   shares redeemed.............            0              0     1,751,422     2,035,267      (450,871)   (1,520,114)
  Net change in unrealized
   gain (loss) on
   investments.................            0              0     1,506,248      (489,164)   24,037,300    (6,262,149)
                                ------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   (2,762,929)    (3,211,144)   20,338,450    13,910,087    21,950,987    (9,414,019)
                                ------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    2,041,766      1,685,754       765,574       581,923       672,101       715,829
  Annuity Payments.............   (1,291,176)    (3,008,457)   (1,262,016)   (1,354,983)     (494,792)     (796,788)
  Surrenders, withdrawals
   and death benefits..........  (43,665,352)   (59,838,743)  (23,423,231)  (27,927,476)  (22,131,787)  (25,937,020)
  Net transfers between other
   subaccounts or fixed rate
   option......................   15,665,164     30,397,104     2,594,883     2,982,025    (3,201,071)   (5,529,436)
  Withdrawal and other
   charges.....................     (244,169)      (304,157)      (79,436)      (87,945)     (210,685)     (236,059)
                                ------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (27,493,767)   (31,068,499)  (21,404,226)  (25,806,456)  (25,366,234)  (31,783,474)
                                ------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (30,256,696)   (34,279,643)   (1,065,775)  (11,896,369)   (3,415,246)  (41,197,493)

NET ASSETS
  Beginning of period..........  207,800,002    242,079,645   230,380,167   242,276,536   188,372,823   229,570,316
                                ------------  -------------  ------------  ------------  ------------  ------------
  End of period................ $177,543,306  $ 207,800,002  $229,314,392  $230,380,167  $184,957,577  $188,372,823
                                ============  =============  ============  ============  ============  ============

  Beginning units..............  171,806,696    198,480,050   102,709,902   114,525,756   103,849,001   120,852,569
                                ------------  -------------  ------------  ------------  ------------  ------------
  Units issued.................   44,658,576     90,308,372     4,963,162     8,196,841     2,382,008     2,973,594
  Units redeemed...............  (67,156,853)  (116,981,726)  (14,006,708)  (20,012,695)  (15,368,885)  (19,977,162)
                                ------------  -------------  ------------  ------------  ------------  ------------
  Ending units.................  149,308,419    171,806,696    93,666,356   102,709,902    90,862,124   103,849,001
                                ============  =============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A19

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED   PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO               BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------   ------------------------  --------------------------  --------------------------
 01/01/2012     01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO             TO            TO           TO           TO            TO            TO            TO
 12/31/2012     12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$    72,847    $    82,760   $   140,789  $   193,067  $ (1,541,614) $ (1,623,761) $ 11,872,548  $ 13,926,798
          0              0             0            0             0             0             0             0

     21,651       (151,930)      323,377      185,786    (4,043,300)   (5,024,689)        1,052    (1,523,153)
  1,448,626        480,056     1,415,793      284,079    40,060,312   (14,627,047)   14,429,761    (4,105,143)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

  1,543,123        410,886     1,879,960      662,932    34,475,398   (21,275,497)   26,303,361     8,298,502
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

     26,228         27,795        35,297       60,104     1,009,064       878,969       689,985       781,928
    (52,595)       (81,671)      (60,218)     (35,408)   (1,126,016)     (919,326)     (976,907)     (802,983)
 (1,289,182)    (1,708,814)   (2,392,411)  (2,862,479)  (32,813,037)  (40,494,144)  (27,089,263)  (31,041,271)
   (299,371)        88,468       (92,652)     (87,592)   (7,203,784)   (7,886,251)   (2,110,172)   (1,963,851)
       (136)             0          (138)           0      (475,238)     (541,218)     (333,500)     (363,536)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,615,055)    (1,674,222)   (2,510,122)  (2,925,375)  (40,609,011)  (48,961,970)  (29,819,857)  (33,389,713)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

    (71,932)    (1,263,336)     (630,162)  (2,262,443)   (6,133,613)  (70,237,467)   (3,516,496)  (25,091,211)

 13,558,866     14,822,202    20,228,188   22,490,631   283,060,593   353,298,060   219,330,891   244,422,102
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$13,486,934    $13,558,866   $19,598,026  $20,228,188  $276,926,980  $283,060,593  $215,814,395  $219,330,891
===========    ===========   ===========  ===========  ============  ============  ============  ============

  7,096,022      7,981,886    10,584,191   12,139,774   154,554,980   180,227,613    59,815,434    67,908,416
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
     98,925        221,204        86,362      323,214     3,910,043     6,929,950     3,528,656     5,563,797
   (881,667)    (1,107,068)   (1,321,955)  (1,878,797)  (24,925,116)  (32,602,583)   (9,698,059)  (13,656,779)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
  6,313,280      7,096,022     9,348,598   10,584,191   133,539,907   154,554,980    53,646,031    59,815,434
===========    ===========   ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A20

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                                -------------------------------------------------------------------------------
                                   PRUDENTIAL NATURAL       PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                   RESOURCES PORTFOLIO             PORTFOLIO                  PORTFOLIO
                                ------------------------  --------------------------  -------------------------
                                 01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                     TO           TO           TO            TO            TO           TO
                                 12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                -----------  -----------  ------------  ------------  -----------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (83,954) $  (158,934) $    611,058  $    400,627  $    75,234  $     59,822
  Capital gains distributions
   received....................     722,713            0       856,145             0            0             0
  Realized gain (loss) on
   shares redeemed.............      96,612      689,319     3,585,959        18,144     (305,871)     (402,415)
  Net change in unrealized
   gain (loss) on
   investments.................  (1,055,659)  (3,321,980)   32,077,092     1,116,285    9,095,692    (5,106,244)
                                -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    (320,287)  (2,791,595)   37,130,254     1,535,056    8,865,055    (5,448,837)
                                -----------  -----------  ------------  ------------  -----------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................       6,448       14,459       742,401     1,255,423      238,839       298,224
  Annuity Payments.............           0      (25,630)     (962,327)   (1,104,844)    (620,738)     (171,443)
  Surrenders, withdrawals
   and death benefits..........  (1,195,795)  (1,807,865)  (29,442,098)  (33,054,110)  (6,595,180)   (7,650,241)
  Net transfers between other
   subaccounts or fixed rate
   option......................    (420,850)  (1,084,315)   (7,134,414)   (9,926,920)  (1,249,033)   (2,330,582)
  Withdrawal and other
   charges.....................           0          (97)     (444,171)     (478,005)     (89,468)      (98,182)
                                -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (1,610,196)  (2,903,448)  (37,240,610)  (43,308,456)  (8,315,580)   (9,952,224)
                                -----------  -----------  ------------  ------------  -----------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (1,930,484)  (5,695,043)     (110,356)  (41,773,400)     549,474   (15,401,061)

NET ASSETS
  Beginning of period..........  10,005,062   15,700,105   276,320,510   318,093,910   59,072,342    74,473,403
                                -----------  -----------  ------------  ------------  -----------  ------------
  End of period................ $ 8,074,578  $10,005,062  $276,210,154  $276,320,510  $59,621,816  $ 59,072,342
                                ===========  ===========  ============  ============  ===========  ============

  Beginning units..............   1,344,833    1,685,027   169,900,405   197,333,999   39,339,355    45,508,675
                                -----------  -----------  ------------  ------------  -----------  ------------
  Units issued.................      52,257       49,742     4,146,405     8,494,144    1,380,884     1,968,706
  Units redeemed...............    (268,605)    (389,936)  (25,490,353)  (35,927,738)  (6,442,816)   (8,138,026)
                                -----------  -----------  ------------  ------------  -----------  ------------
  Ending units.................   1,128,485    1,344,833   148,556,457   169,900,405   34,277,423    39,339,355
                                ===========  ===========  ============  ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A21

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                 STOCK PORTFOLIO                PORTFOLIO
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2012      01/01/2011    01/01/2012      01/01/2011      01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO            TO              TO              TO            TO            TO            TO
 12/31/2012      12/31/2011    12/31/2012      12/31/2011      12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
$ (3,626,356)   $ (3,397,966) $  (426,023)    $  (337,282)    $   (37,128)  $    21,572   $   497,392   $   235,726
           0               0    2,745,086         768,485               0             0             0             0
   7,556,683       4,568,260      799,734         650,646           6,086       225,904       767,223       223,476
  33,680,382      (3,189,625)   4,159,755      (1,511,159)      3,323,946    (3,615,512)    8,390,902    (1,844,140)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

  37,610,709      (2,019,331)   7,278,553        (429,310)      3,292,904    (3,368,036)    9,655,517    (1,384,938)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

     923,632         840,619      174,244         158,569          52,785        36,102       158,324        86,201
    (510,673)       (902,626)    (136,539)       (228,140)        (94,026)     (120,937)     (644,282)     (218,012)
 (29,292,040)    (33,136,742)  (5,218,916)     (6,718,773)     (1,931,089)   (2,416,571)   (6,988,633)   (6,455,185)
  (7,324,523)     (9,960,768)  (1,611,541)     (1,760,388)       (443,774)     (566,185)      293,941      (780,648)
    (334,231)       (361,490)     (17,468)        (19,169)         (7,269)       (8,881)      (26,784)      (26,905)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

 (36,537,835)    (43,521,007)  (6,810,219)     (8,567,901)     (2,423,373)   (3,076,472)   (7,207,435)   (7,394,549)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

   1,072,875     (45,540,338)     468,333      (8,997,211)        869,530    (6,444,508)    2,448,082    (8,779,487)

 263,804,876     309,345,214   53,030,568      62,027,779      20,659,880    27,104,388    64,733,818    73,513,305
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
$264,877,751    $263,804,876  $53,498,901     $53,030,568     $21,529,410   $20,659,880   $67,181,900   $64,733,818
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

 156,398,185     182,467,612   19,186,425      22,233,629      16,365,412    18,468,757    31,233,374    34,754,545
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
   4,260,537       5,319,519      594,842       1,240,309         749,073     1,330,336     1,450,299     1,540,578
 (24,070,280)    (31,388,946)  (2,856,938)     (4,287,513)     (2,515,886)   (3,433,681)   (4,616,816)   (5,061,749)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
 136,588,442     156,398,185   16,924,329      19,186,425      14,598,599    16,365,412    28,066,857    31,233,374
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A22

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                                                JANUS ASPEN JANUS         JANUS ASPEN OVERSEAS
                                 INVESCO V.I. CORE EQUITY   PORTFOLIO - INSTITUTIONAL   PORTFOLIO - INSTITUTIONAL
                                           FUND                       SHARES                     SHARES
                                --------------------------  -------------------------  --------------------------
                                 01/01/2012    01/01/2011    01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                     TO            TO            TO           TO            TO            TO
                                 12/31/2012    12/31/2011    12/31/2012   12/31/2011    12/31/2012    12/31/2011
                                ------------  ------------  -----------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (388,615) $   (431,129) $  (477,879) $   (482,662) $   (685,385) $ (1,243,509)
  Capital gains distributions
   received....................            0             0      952,992             0    10,208,322     1,308,043
  Realized gain (loss) on
   shares redeemed.............    2,083,135     1,830,225     (125,204)     (782,889)    2,554,356     9,420,957
  Net change in unrealized
   gain (loss) on
   investments.................    8,487,449    (2,414,289)   8,371,136    (2,599,315)     (984,268)  (59,879,596)
                                ------------  ------------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   10,181,969    (1,015,193)   8,721,045    (3,864,866)   11,093,025   (50,394,105)
                                ------------  ------------  -----------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      205,417       219,646      112,346       216,645       107,990       240,816
  Annuity Payments.............     (848,154)     (529,470)    (211,997)     (212,300)     (465,716)     (340,422)
  Surrenders, withdrawals
   and death benefits..........   (8,356,993)   (9,924,201)  (4,580,337)   (6,198,036)   (8,877,824)  (14,935,818)
  Net transfers between other
   subaccounts or fixed rate
   option......................   (2,453,515)   (3,003,730)  (1,154,384)   (1,829,434)   (2,802,381)   (4,402,807)
  Withdrawal and other
   charges.....................      (43,083)      (48,662)     (31,455)      (34,235)      (41,612)      (51,948)
                                ------------  ------------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (11,496,327)  (13,286,417)  (5,865,826)   (8,057,360)  (12,079,543)  (19,490,179)
                                ------------  ------------  -----------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (1,314,358)  (14,301,610)   2,855,219   (11,922,226)     (986,518)  (69,884,284)

NET ASSETS
  Beginning of period..........   86,494,336   100,795,946   52,764,624    64,686,850    96,776,335   166,660,619
                                ------------  ------------  -----------  ------------  ------------  ------------
  End of period................ $ 85,179,978  $ 86,494,336  $55,619,843  $ 52,764,624  $ 95,789,817  $ 96,776,335
                                ============  ============  ===========  ============  ============  ============

  Beginning units..............   49,252,234    56,457,217   35,341,455    40,445,401    32,274,129    37,126,904
                                ------------  ------------  -----------  ------------  ------------  ------------
  Units issued.................      614,775     1,077,054      835,941       979,438     1,544,531     2,604,859
  Units redeemed...............   (6,669,486)   (8,282,037)  (4,314,846)   (6,083,384)   (5,284,413)   (7,457,634)
                                ------------  ------------  -----------  ------------  ------------  ------------
  Ending units.................   43,197,523    49,252,234   31,862,550    35,341,455    28,534,247    32,274,129
                                ============  ============  ===========  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A23

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                                                                FTVIP FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES -     MFS(R) GROWTH SERIES -      AMERICAN CENTURY VP        GROWTH SECURITIES
      INITIAL CLASS               INITIAL CLASS              VALUE FUND              FUND - CLASS 2
------------------------    ------------------------  ------------------------  ---------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011   01/01/2012     01/01/2011
     TO             TO           TO           TO           TO           TO           TO             TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011   12/31/2012     12/31/2011
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
$  (106,012)   $   (99,259) $  (741,216) $  (670,531) $   126,728  $   164,880  $  (365,809)   $  (405,887)
          0              0            0            0            0            0    1,860,334              0
    528,217        274,986    1,200,185      761,229     (194,655)    (472,977)     (34,897)       (54,024)
  2,135,192       (509,887)   7,264,166     (899,566)   3,099,988      169,663      903,010     (1,307,821)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

  2,557,397       (334,160)   7,723,136     (808,868)   3,032,061     (138,434)   2,362,638     (1,767,732)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

     55,054         41,784      147,990      126,270       53,967       69,825       29,543         82,938
   (122,162)        (3,612)    (160,001)    (125,150)     (22,022)    (122,171)     (36,293)       (80,193)
 (1,934,430)    (1,867,187)  (4,622,031)  (6,022,522)  (2,412,062)  (2,363,318)  (2,271,681)    (2,994,760)
    165,341       (267,535)  (1,450,121)  (1,867,628)    (838,635)      26,025     (725,055)       (58,229)
     (8,721)        (8,329)     (28,134)     (29,999)      (8,915)     (10,038)     (11,714)       (13,115)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

 (1,844,917)    (2,104,879)  (6,112,297)  (7,919,029)  (3,227,668)  (2,399,677)  (3,015,201)    (3,063,359)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

    712,480     (2,439,039)   1,610,839   (8,727,897)    (195,607)  (2,538,111)    (652,563)    (4,831,091)

 16,927,596     19,366,635   50,594,700   59,322,597   24,680,892   27,219,003   25,731,478     30,562,569
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
$17,640,076    $16,927,596  $52,205,539  $50,594,700  $24,485,286  $24,680,892  $25,078,915    $25,731,478
===========    ===========  ===========  ===========  ===========  ===========   ===========   ===========

 10,468,369     11,770,106   30,886,054   35,471,042   12,508,696   13,741,831   14,859,811     16,565,613
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
    722,311        399,051      870,028    1,228,934      325,335      885,872      439,834      1,733,050
 (1,768,356)    (1,700,788)  (4,309,001)  (5,813,922)  (1,848,664)  (2,119,007)  (2,046,314)    (3,438,852)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
  9,422,324     10,468,369   27,447,081   30,886,054   10,985,367   12,508,696   13,253,331     14,859,811
===========    ===========  ===========  ===========  ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A24

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                                                                        ALLIANCEBERNSTEIN
                                PRUDENTIAL JENNISON 20/20                             VPS LARGE CAP GROWTH
                                     FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO       PORTFOLIO CLASS B
                                ------------------------  ------------------------  ------------------------
                                 01/01/2012   01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                     TO           TO           TO           TO           TO           TO
                                 12/31/2012   12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  (688,370) $  (708,279) $    46,519  $  (185,623) $   (73,713) $   (67,154)
  Capital gains distributions
   received....................   1,728,644            0    1,617,612    2,217,438            0            0
  Realized gain (loss) on
   shares redeemed.............   1,526,303    1,931,010      252,071      439,402      128,319       90,011
  Net change in unrealized
   gain (loss) on
   investments.................   1,869,147   (4,069,821)   1,176,954   (4,192,170)     605,382     (292,304)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   4,435,723   (2,847,090)   3,093,156   (1,720,953)     659,988     (269,447)
                                -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      54,834      191,582       11,012       38,707        4,302       28,894
  Annuity Payments.............    (136,013)     (94,016)    (135,994)    (125,347)     (83,828)     (38,340)
  Surrenders, withdrawals
   and death benefits..........  (4,933,771)  (4,566,566)  (2,943,158)  (3,139,325)    (537,723)    (519,478)
  Net transfers between other
   subaccounts or fixed rate
   option......................    (578,337)    (729,000)  (1,404,128)    (854,802)     701,563      136,912
  Withdrawal and other
   charges.....................     (19,127)     (20,133)      (9,461)     (11,112)      (1,973)      (2,343)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,612,414)  (5,218,133)  (4,481,729)  (4,091,879)      82,341     (394,355)
                                -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (1,176,691)  (8,065,223)  (1,388,573)  (5,812,832)     742,330     (663,802)

NET ASSETS
  Beginning of period..........  48,159,599   56,224,822   28,266,090   34,078,922    4,531,724    5,195,526
                                -----------  -----------  -----------  -----------  -----------  -----------
  End of period................ $46,982,909  $48,159,599  $26,877,517  $28,266,090  $ 5,274,054  $ 4,531,724
                                ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units..............  29,075,628   32,077,679   27,280,316   31,082,791    7,628,132    8,340,614
                                -----------  -----------  -----------  -----------  -----------  -----------
  Units issued.................   1,936,029    3,740,387      476,324    1,074,079    1,898,769    1,368,372
  Units redeemed...............  (5,100,240)  (6,742,438)  (4,494,580)  (4,876,554)  (1,774,281)  (2,080,854)
                                -----------  -----------  -----------  -----------  -----------  -----------
  Ending units.................  25,911,417   29,075,628   23,262,060   27,280,316    7,752,620    7,628,132
                                ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A25

                                          SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS      PRUDENTIAL SP PRUDENTIAL U.S. PRUDENTIAL SP INTERNATIONAL
         PORTFOLIO             PORTFOLIO - SERVICE SHARES  EMERGING GROWTH PORTFOLIO         GROWTH PORTFOLIO
----------------------------   ------------------------   ----------------------------  -------------------------
 01/01/2012      01/01/2011     01/01/2012    01/01/2011   01/01/2012     01/01/2011     01/01/2012    01/01/2011
     TO              TO             TO            TO           TO             TO             TO            TO
 12/31/2012      12/31/2011     12/31/2012    12/31/2011   12/31/2012     12/31/2011     12/31/2012    12/31/2011
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
$ (1,185,286)   $ (1,051,926)  $  (136,725)  $  (151,471) $ (1,564,440)  $ (1,454,313)  $  (416,940)  $   (145,811)
           0               0       192,952             0     9,152,392      1,223,782             0              0
   1,336,669         552,718       475,134       458,378     4,243,995      4,329,371    (2,365,372)    (3,058,173)
  13,588,234      (4,213,004)    1,181,907    (1,136,482)    6,602,451     (2,602,784)   10,740,720     (5,328,824)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------

  13,739,617      (4,712,212)    1,713,268      (829,575)   18,434,398      1,496,056     7,958,408     (8,532,808)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
     276,920         302,414        39,915        49,159       305,857        400,309       248,843        126,007
    (216,837)       (241,728)       (4,387)       (6,316)     (280,692)      (394,353)      (81,845)       (85,864)
 (12,584,478)    (13,989,963)   (1,519,079)   (1,964,355)  (15,884,843)   (20,212,727)   (4,861,333)    (6,518,118)
  (3,881,605)     (4,683,943)     (165,119)     (368,371)   (5,432,697)    (8,150,159)   (1,953,836)    (1,737,718)
    (296,384)       (326,400)      (35,750)      (39,612)     (384,133)      (425,214)     (120,213)      (138,151)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------

 (16,702,386)    (18,939,620)   (1,684,420)   (2,329,495)  (21,676,508)   (28,782,144)   (6,768,384)    (8,353,844)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------

  (2,962,769)    (23,651,832)       28,848    (3,159,070)   (3,242,110)   (27,286,088)    1,190,024    (16,886,652)

 103,380,990     127,032,822    10,839,280    13,998,350   128,003,204    155,289,292    41,591,579     58,478,231
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
$100,418,221    $103,380,990   $10,868,128   $10,839,280  $124,761,094   $128,003,204   $42,781,603   $ 41,591,579
============    ============   ===========   ===========  ============   ============   ===========   ============

  62,060,033      72,892,210    11,018,784    13,322,774    69,627,130     84,601,871    35,231,858     41,903,584
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
   1,465,632       3,850,151       427,897       456,056     2,419,226      4,536,583     1,519,705      2,686,430
 (10,703,347)    (14,682,328)   (1,920,988)   (2,760,046)  (12,678,954)   (19,511,324)   (6,644,074)    (9,358,156)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
  52,822,318      62,060,033     9,525,693    11,018,784    59,367,402     69,627,130    30,107,489     35,231,858
============    ============   ===========   ===========  ============   ============   ===========   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A26

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                PRUDENTIAL SP INTERNATIONAL      AST GOLDMAN SACHS         AST AMERICAN CENTURY
                                     VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO  INCOME & GROWTH PORTFOLIO
                                -------------------------   --------------------------  -------------------------
                                 01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2012    12/31/2011    12/31/2012    12/31/2011   05/04/2012**   12/31/2011
                                -----------   ------------  ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $   405,637   $    420,732  $   (570,419) $   (445,262) $   (608,699) $  (416,971)
  Capital gains distributions
   received....................           0              0             0             0             0            0
  Realized gain (loss) on
   shares redeemed.............  (2,445,150)    (2,654,708)    1,638,560    (6,037,352)   10,670,940   (1,401,039)
  Net change in unrealized
   gain (loss) on
   investments.................   7,610,922     (4,763,625)   16,754,686    (4,702,899)   (3,042,526)    (851,129)
                                -----------   ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   5,571,409     (6,997,601)   17,822,827   (11,185,513)    7,019,715   (2,669,139)
                                -----------   ------------  ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     176,106        172,141    22,671,697    49,003,657    15,419,351   35,975,232
  Annuity Payments.............     (76,361)       (74,526)       (1,393)         (779)            0         (284)
  Surrenders, withdrawals
   and death benefits..........  (5,190,690)    (6,437,172)   (2,716,505)   (1,313,896)     (960,240)  (2,005,800)
  Net transfers between other
   subaccounts or fixed rate
   option......................    (627,137)    (1,225,425)   23,511,035   (10,280,925)  (95,178,659)  (3,283,831)
  Withdrawal and other
   charges.....................    (126,180)      (149,951)   (1,156,125)     (462,473)     (288,467)    (392,383)
                                -----------   ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,844,263)    (7,714,933)   42,308,709    36,945,584   (81,008,014)  30,292,934
                                -----------   ------------  ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    (272,854)   (14,712,534)   60,131,536    25,760,071   (73,988,299)  27,623,795

NET ASSETS
  Beginning of period..........  39,900,534     54,613,068    86,331,576    60,571,505    73,988,299   46,364,504
                                -----------   ------------  ------------  ------------  ------------  -----------
  End of period................ $39,627,680   $ 39,900,534  $146,463,112  $ 86,331,576  $         (0) $73,988,299
                                ===========   ============  ============  ============  ============  ===========

  Beginning units..............  29,946,196     35,175,295     9,454,926     6,153,488     6,969,587    4,546,974
                                -----------   ------------  ------------  ------------  ------------  -----------
  Units issued.................   1,674,051      3,035,572     9,759,391    12,237,351     4,480,009    9,203,882
  Units redeemed...............  (5,783,024)    (8,264,671)   (5,859,711)   (8,935,913)  (11,449,596)  (6,781,269)
                                -----------   ------------  ------------  ------------  ------------  -----------
  Ending units.................  25,837,223     29,946,196    13,354,606     9,454,926             0    6,969,587
                                ===========   ============  ============  ============  ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A27

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD    AST COHEN & STEERS REALTY    AST J.P. MORGAN STRATEGIC      AST BLACKROCK VALUE
     STRATEGIES PORTFOLIO                  PORTFOLIO             OPPORTUNITIES PORTFOLIO            PORTFOLIO
------------------------------    --------------------------  ----------------------------  -------------------------
  01/01/2012        01/01/2011     01/01/2012    01/01/2011     01/01/2012     01/01/2011    01/01/2012    01/01/2011
      TO                TO             TO            TO             TO             TO            TO            TO
  12/31/2012        12/31/2011     12/31/2012    12/31/2011     12/31/2012     12/31/2011    12/31/2012    12/31/2011
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
$    4,622,176    $   (1,765,289) $   (589,396) $   (837,150) $   (3,010,743) $ (6,092,913) $   (573,038) $  (367,056)
             0        13,873,907             0             0               0             0             0            0
     9,326,359       (31,440,539)    2,735,354    (4,779,918)      8,666,923     3,191,430        97,410   (4,626,800)
   135,323,195      (110,292,703)   11,625,507     1,709,260      79,861,286   (22,030,615)    8,663,040     (314,958)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   149,271,729      (129,624,624)   13,771,464    (3,907,808)     85,517,466   (24,932,098)    8,187,412   (5,308,814)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   446,233,828       833,336,340    41,776,618    47,760,383     368,191,313   339,325,910    36,297,024   32,200,500
       (49,995)          (70,651)       (1,245)      (49,051)       (134,342)      (11,753)       (1,377)           0
   (30,013,549)      (19,083,412)   (3,500,451)   (2,374,621)    (27,722,532)  (17,302,354)   (2,238,367)  (1,617,819)
   231,177,619      (383,306,958)   34,966,944   (16,633,773)    139,177,140   (92,765,162)   19,509,004    7,686,589
   (18,103,327)      (10,985,821)   (1,164,036)     (537,800)     (9,170,655)   (4,962,430)     (771,000)    (213,944)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   629,244,575       419,889,498    72,077,831    28,165,138     470,340,925   224,284,211    52,795,284   38,055,326
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   778,516,305       290,264,874    85,849,295    24,257,330     555,858,390   199,352,113    60,982,696   32,746,512

 1,453,229,080     1,162,964,206    87,242,676    62,985,346     808,699,475   609,347,362    54,138,903   21,392,391
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
$2,231,745,385    $1,453,229,080  $173,091,971  $ 87,242,676  $1,364,557,865  $808,699,475  $115,121,599  $54,138,903
==============    ==============  ============  ============  ==============  ============  ============  ===========

   141,598,371       107,549,779     7,109,028     5,413,486      76,238,767    56,172,490     5,453,622    2,188,804
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
   140,544,222       161,763,835    11,885,680    11,121,959      68,738,678    64,235,420     9,860,163    8,998,032
   (83,140,784)     (127,715,243)   (6,548,673)   (9,426,417)    (26,320,758)  (44,169,143)   (5,090,960)  (5,733,214)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
   199,001,809       141,598,371    12,446,035     7,109,028     118,656,687    76,238,767    10,222,825    5,453,622
==============    ==============  ============  ============  ==============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A28

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                                             AST FEDERATED AGGRESSIVE       AST MID-CAP VALUE
                                 AST HIGH YIELD PORTFOLIO        GROWTH PORTFOLIO               PORTFOLIO
                                --------------------------  --------------------------  ------------------------
                                 01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                     TO            TO            TO            TO            TO           TO
                                 12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  6,723,376  $  4,911,060  $ (1,627,921) $   (818,255) $  (793,350) $  (436,346)
  Capital gains distributions
   received....................            0             0             0             0      238,963            0
  Realized gain (loss) on
   shares redeemed.............    1,554,007    (1,792,319)    1,721,094    (9,712,881)   1,209,385   (2,291,849)
  Net change in unrealized
   gain (loss) on
   investments.................    9,279,155    (3,142,457)   10,774,462    (9,395,968)   7,019,423   (3,243,340)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   17,556,537       (23,716)   10,867,636   (19,927,104)   7,674,421   (5,971,535)
                                ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   51,745,641    48,033,624    26,943,663    27,072,834   16,576,880   24,456,906
  Annuity Payments.............            0        (3,884)      (61,238)       (5,390)           0      (18,251)
  Surrenders, withdrawals
   and death benefits..........   (5,660,107)   (3,038,293)   (2,801,087)   (1,573,726)  (1,237,130)    (914,772)
  Net transfers between other
   subaccounts or fixed rate
   option......................   42,436,081    (6,866,588)   22,380,781    13,796,160   11,759,726   (8,514,304)
  Withdrawal and other
   charges.....................   (1,257,863)     (562,777)     (816,913)     (417,988)    (528,842)    (260,582)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   87,263,753    37,562,082    45,645,206    38,871,890   26,570,634   14,748,997
                                ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  104,820,290    37,538,366    56,512,842    18,944,786   34,245,055    8,777,462

NET ASSETS
  Beginning of period..........  107,095,346    69,556,980    59,776,807    40,832,021   39,678,934   30,901,472
                                ------------  ------------  ------------  ------------  -----------  -----------
  End of period................ $211,915,636  $107,095,346  $116,289,649  $ 59,776,807  $73,923,989  $39,678,934
                                ============  ============  ============  ============  ===========  ===========

  Beginning units..............    9,601,679     6,242,860     5,924,650     3,502,874    3,654,808    2,712,491
                                ------------  ------------  ------------  ------------  -----------  -----------
  Units issued.................   15,569,297    12,647,564    10,501,234    11,939,382    5,648,002    5,971,358
  Units redeemed...............   (8,102,043)   (9,288,745)   (6,607,633)   (9,517,606)  (3,452,686)  (5,029,041)
                                ------------  ------------  ------------  ------------  -----------  -----------
  Ending units.................   17,068,933     9,601,679     9,818,251     5,924,650    5,850,124    3,654,808
                                ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A29

                                           SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST SMALL-CAP VALUE           AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP      AST LARGE-CAP VALUE
        PORTFOLIO           CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO                PORTFOLIO
------------------------    ----------------------------  --------------------------  --------------------------
 01/01/2012     01/01/2011   01/01/2012     01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO             TO           TO             TO             TO            TO            TO            TO
 12/31/2012     12/31/2011   12/31/2012     12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------
$  (826,541)   $  (526,670) $ (1,339,811)  $ (1,018,944)  $ (2,577,001) $ (1,775,403) $  3,318,026  $   (286,744)
          0              0             0              0     15,280,871     6,085,586             0             0
  1,187,975     (2,091,081)    2,905,946         55,282      2,013,782    (7,118,478)     (909,662)   (4,568,054)
  7,590,191     (4,159,165)   10,352,150     (6,320,145)     4,227,579   (10,861,651)   19,816,265      (819,842)
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------

  7,951,626     (6,776,916)   11,918,286     (7,283,807)    18,945,230   (13,669,946)   22,224,629    (5,674,640)
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------

 15,048,234     20,327,321    24,233,560     25,612,257     41,474,772    52,176,656    84,374,698    38,959,343
    (22,199)       (17,562)            0           (996)             0       (13,140)      (80,874)      (86,993)
 (1,843,920)    (1,908,424)   (2,439,819)    (2,041,859)    (3,267,659)   (2,443,845)   (6,356,249)   (6,367,567)
  7,586,863     (7,870,116)   23,312,412    (20,337,365)    33,566,731   (30,926,137)   32,993,785     4,925,802
   (485,200)      (251,714)     (760,936)      (449,837)    (1,291,227)     (684,007)   (1,683,654)     (321,405)
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------

 20,283,778     10,279,505    44,345,216      2,782,200     70,482,617    18,109,527   109,247,706    37,109,180
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------

 28,235,404      3,502,589    56,263,501     (4,501,607)    89,427,847     4,439,581   131,472,335    31,434,540

 45,405,237     41,902,648    58,548,236     63,049,843     93,020,418    88,580,837   105,205,533    73,770,993
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------
$73,640,641    $45,405,237  $114,811,737   $ 58,548,236   $182,448,265  $ 93,020,418  $236,677,868  $105,205,533
===========    ===========  ============   ============   ============  ============  ============  ============
  4,291,191      3,661,163     5,660,773      5,726,803      8,275,740     7,399,862    12,016,442     8,210,451
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------
  5,354,328      5,647,150     8,792,110      6,917,515     13,657,951    12,869,263    16,457,698     8,900,083
 (3,642,467)    (5,017,122)   (4,967,251)    (6,983,545)    (7,977,346)  (11,993,385)   (5,489,678)   (5,094,092)
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------
  6,003,052      4,291,191     9,485,632      5,660,773     13,956,345     8,275,740    22,984,462    12,016,442
===========    ===========  ============   ============   ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A30

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                AST LORD ABBETT CORE FIXED  AST MARSICO CAPITAL GROWTH       AST MFS GROWTH
                                     INCOME PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                --------------------------  --------------------------  ------------------------
                                 01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                     TO            TO            TO            TO            TO           TO
                                 12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,460,928) $   (437,361) $ (2,077,255) $ (1,661,802) $  (896,568) $  (415,225)
  Capital gains distributions
   received....................   10,589,180             0             0             0            0            0
  Realized gain (loss) on
   shares redeemed.............    2,648,826     2,223,162     3,364,048    (1,571,416)   1,714,991      (92,841)
  Net change in unrealized
   gain (loss) on
   investments.................    4,134,588     5,151,208    11,097,099    (6,299,604)   5,500,044   (1,865,905)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   15,911,666     6,937,009    12,383,892    (9,532,822)   6,318,467   (2,373,971)
                                ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  189,409,376   117,462,662    47,728,848    57,454,010   21,851,048   14,742,856
  Annuity Payments.............      (13,368)       (4,121)      (26,189)      (19,408)           0            0
  Surrenders, withdrawals
   and death benefits..........  (14,215,554)   (5,038,422)   (5,739,551)   (5,371,138)  (1,593,214)  (1,117,920)
  Net transfers between other
   subaccounts or fixed rate
   option......................   80,450,313    76,255,647    24,974,052   (23,306,496)  14,749,034   (5,342,908)
  Withdrawal and other
   charges.....................   (3,861,151)     (473,044)   (1,396,777)     (672,685)    (518,477)    (212,546)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  251,769,617   188,202,722    65,540,384    28,084,283   34,488,392    8,069,482
                                ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  267,681,283   195,139,731    77,924,276    18,551,461   40,806,859    5,695,511

NET ASSETS
  Beginning of period..........  245,854,864    50,715,133   117,840,825    99,289,364   33,300,548   27,605,037
                                ------------  ------------  ------------  ------------  -----------  -----------
  End of period................ $513,536,147  $245,854,864  $195,765,101  $117,840,825  $74,107,407  $33,300,548
                                ============  ============  ============  ============  ===========  ===========

  Beginning units..............   20,912,041     4,379,205    11,182,192     9,228,317    3,218,197    2,603,376
                                ------------  ------------  ------------  ------------  -----------  -----------
  Units issued.................   40,437,578    25,844,630    13,170,771    13,485,414    6,379,468    4,051,956
  Units redeemed...............  (18,289,624)   (9,311,794)   (7,414,096)  (11,531,539)  (3,288,276)  (3,437,135)
                                ------------  ------------  ------------  ------------  -----------  -----------
  Ending units.................   43,059,995    20,912,041    16,938,867    11,182,192    6,309,389    3,218,197
                                ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A31

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
   AST NEUBERGER BERMAN       AST NEUBERGER BERMAN / LSV  AST PIMCO LIMITED MATURITY   AST T. ROWE PRICE EQUITY
 MID-CAP GROWTH PORTFOLIO       MID-CAP VALUE PORTFOLIO         BOND PORTFOLIO             INCOME PORTFOLIO
--------------------------    --------------------------  --------------------------  -------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
$ (2,509,306)   $ (1,538,448) $   (926,985) $   (683,195) $   (996,527) $ (1,069,129) $ (1,645,896) $  (258,075)
           0               0             0             0     5,802,893     2,107,308             0            0
   3,329,132         (16,785)    2,292,364    (5,513,425)       12,510      (430,496)    1,249,475   (2,322,679)
  10,508,566      (5,915,307)   13,563,227    (6,465,566)      766,456       (43,486)   16,518,203   (2,157,358)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  11,328,392      (7,470,540)   14,928,605   (12,662,186)    5,585,332       564,197    16,121,782   (4,738,112)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  59,476,492      62,217,195    28,596,932    46,536,831    47,482,301    63,799,009    86,246,241   26,011,071
           0            (990)      (10,914)       (6,057)     (136,765)      (31,083)       (7,586)           0
  (3,741,138)     (2,061,611)   (3,493,059)   (2,647,594)  (11,552,219)  (10,828,361)   (2,294,138)  (1,054,509)
  26,528,030     (15,981,311)   16,267,689   (22,194,283)   14,682,186     8,341,377    54,089,540   (9,633,674)
  (1,462,916)       (539,513)   (1,032,643)     (608,799)   (1,366,776)     (662,038)   (1,396,127)    (329,735)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  80,800,467      43,633,770    40,328,005    21,080,098    49,108,727    60,618,904   136,637,930   14,993,153
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  92,128,859      36,163,230    55,256,610     8,417,912    54,694,058    61,183,101   152,759,712   10,255,041

 100,644,730      64,481,500    86,810,030    78,392,118   164,142,598   102,959,497    53,933,489   43,678,448
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
$192,773,589    $100,644,730  $142,066,640  $ 86,810,030  $218,836,656  $164,142,598  $206,693,201  $53,933,489
============    ============  ============  ============  ============  ============  ============  ===========

   8,614,440       5,335,094     8,186,522     7,173,550    15,356,638     9,358,496     5,793,434    4,615,182
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
  14,009,027      13,577,914    10,271,837    12,333,462    14,355,651    15,646,583    18,697,987    6,741,661
  (7,165,234)    (10,298,568)   (6,840,613)  (11,320,490)   (9,594,240)   (9,648,441)   (5,449,287)  (5,563,409)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
  15,458,233       8,614,440    11,617,746     8,186,522    20,118,049    15,356,638    19,042,134    5,793,434
============    ============  ============  ============  ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A32

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                     SUBACCOUNTS
                                ------------------------------------------------------------------------------------
                                 AST QMA US EQUITY ALPHA   AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET
                                        PORTFOLIO             RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO
                                ------------------------  --------------------------  ------------------------------
                                 01/01/2012   01/01/2011   01/01/2012    01/01/2011     01/01/2012      01/01/2011
                                     TO           TO           TO            TO             TO              TO
                                 12/31/2012   12/31/2011   12/31/2012    12/31/2011     12/31/2012      12/31/2011
                                -----------  -----------  ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (491,910) $  (239,155) $ (3,729,343) $ (2,933,854) $  (17,712,542) $  (12,239,134)
  Capital gains distributions
   received....................           0            0             0             0      29,797,616               0
  Realized gain (loss) on
   shares redeemed.............   1,271,664     (734,646)  (10,768,110)  (21,424,084)     32,392,553     (23,561,430)
  Net change in unrealized
   gain (loss) on
   investments.................   5,136,374     (318,308)   14,469,280   (42,683,044)    321,836,198     (45,536,830)
                                -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   5,916,127   (1,292,109)      (28,174)  (67,040,982)    366,313,824     (81,337,394)
                                -----------  -----------  ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  15,357,181   12,314,263    57,180,805   125,329,516   1,777,561,527   1,366,449,922
  Annuity Payments.............           0         (850)     (129,540)      (73,128)        (83,189)       (324,528)
  Surrenders, withdrawals
   and death benefits..........  (1,099,739)    (974,519)  (10,171,768)   (9,583,248)    (71,972,651)    (36,288,762)
  Net transfers between other
   subaccounts or fixed rate
   option......................  19,949,983   (1,060,622)   48,533,851   (63,438,016)    621,085,384    (342,122,960)
  Withdrawal and other
   charges.....................    (424,029)    (147,478)   (2,319,813)   (1,562,649)    (34,633,206)    (14,390,187)
                                -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  33,783,397   10,130,794    93,093,536    50,672,475   2,291,957,865     973,323,485
                                -----------  -----------  ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  39,699,524    8,838,685    93,065,362   (16,368,507)  2,658,271,689     891,986,091

NET ASSETS
  Beginning of period..........  27,992,365   19,153,680   220,749,203   237,117,710   2,473,645,387   1,581,659,296
                                -----------  -----------  ------------  ------------  --------------  --------------
  End of period................ $67,691,889  $27,992,365  $313,814,565  $220,749,203  $5,131,917,076  $2,473,645,387
                                ===========  ===========  ============  ============  ==============  ==============

  Beginning units..............   2,688,164    1,934,062    21,580,986    18,819,743     229,101,436     146,125,937
                                -----------  -----------  ------------  ------------  --------------  --------------
  Units issued.................   5,569,338    3,425,804    28,578,387    32,314,613     296,621,019     245,354,653
  Units redeemed...............  (2,830,821)  (2,671,702)  (19,301,294)  (29,553,370)    (98,643,132)   (162,379,154)
                                -----------  -----------  ------------  ------------  --------------  --------------
  Ending units.................   5,426,681    2,688,164    30,858,079    21,580,986     427,079,323     229,101,436
                                ===========  ===========  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A33

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST MFS GLOBAL EQUITY      AST JPMORGAN INTERNATIONAL   AST T. ROWE PRICE GLOBAL    AST WELLINGTON MANAGEMENT
         PORTFOLIO                 EQUITY PORTFOLIO             BOND PORTFOLIO          HEDGED EQUITY PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$   (872,995)   $ (1,008,835) $     24,429  $   (278,386) $  1,302,556  $    801,976  $ (6,505,326) $ (2,596,113)
           0               0             0             0     2,660,446       669,467             0             0
   2,229,602      (3,065,557)      (12,503)   (8,244,379)       63,533       353,711     2,933,534    (1,567,286)
  22,990,310      (6,204,187)   21,686,262   (11,089,319)    1,446,493      (362,314)   35,274,370    (8,905,749)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  24,346,917     (10,278,579)   21,698,188   (19,612,084)    5,473,028     1,462,840    31,702,578   (13,069,148)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  49,351,009      48,630,665    27,471,509    46,028,814    55,300,880    51,141,725   242,436,879   122,860,736
           0         (28,507)            0             0       (72,805)     (100,113)      (73,481)     (291,402)
  (3,302,440)     (1,927,519)   (2,755,289)   (2,276,672)   (5,063,628)   (3,211,076)  (16,395,153)  (11,080,745)
  31,806,750     (15,603,046)   23,600,443   (23,340,361)   28,434,448    (5,680,313)   84,396,476    16,310,286
  (1,204,454)       (579,797)   (1,105,284)     (696,995)   (1,416,264)     (556,889)   (3,501,831)     (672,530)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  76,650,864      30,491,796    47,211,379    19,714,786    77,182,630    41,593,334   306,862,890   127,126,345
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

 100,997,781      20,213,217    68,909,567       102,702    82,655,658    43,056,174   338,565,468   114,057,197

  87,581,103      67,367,886    90,597,501    90,494,799   113,538,785    70,482,611   265,955,531   151,898,334
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$188,578,884    $ 87,581,103  $159,507,068  $ 90,597,501  $196,194,443  $113,538,785  $604,520,999  $265,955,531
============    ============  ============  ============  ============  ============  ============  ============

   8,288,403       6,014,635     9,784,710     8,841,943    10,425,673     6,414,856    29,415,891    15,550,715
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  14,071,540      11,677,053    12,479,300    13,180,716    13,275,011    12,203,682    46,283,187    26,361,479
  (7,287,948)     (9,403,285)   (7,927,017)  (12,237,949)   (5,912,930)   (8,192,865)  (13,660,014)  (12,496,303)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  15,071,995       8,288,403    14,336,993     9,784,710    17,787,754    10,425,673    62,039,064    29,415,891
============    ============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A34

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------
                                   AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET   AST BALANCED ASSET ALLOCATION
                                     ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO                  PORTFOLIO
                                ------------------------------  ------------------------------  ------------------------------
                                  01/01/2012      01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                      TO              TO              TO              TO              TO              TO
                                  12/31/2012      12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011
                                --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (37,516,710) $  (42,019,186) $  (27,378,689) $  (33,379,568) $  (35,236,378) $  (39,196,878)
  Capital gains distributions
   received....................              0               0               0               0     136,031,447               0
  Realized gain (loss) on
   shares redeemed.............     60,264,387     (16,206,064)     37,841,906     (21,159,293)     55,991,008      28,966,827
  Net change in unrealized
   gain (loss) on
   investments.................    339,364,006    (207,253,142)    303,989,656    (155,056,758)    253,561,113    (179,039,480)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    362,111,683    (265,478,392)    314,452,872    (209,595,619)    410,347,190    (189,269,531)
                                --------------  --------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    828,375,923   1,024,782,927     675,643,843   1,060,310,000   1,002,789,494   1,120,558,937
  Annuity Payments.............       (468,592)        (34,614)       (275,104)        (54,777)     (2,160,650)     (1,652,150)
  Surrenders, withdrawals
   and death benefits..........    (88,686,255)    (77,251,951)    (93,816,331)    (75,450,434)   (182,897,887)   (167,162,173)
  Net transfers between other
   subaccounts or fixed rate
   option......................    486,054,303    (870,888,167)    313,897,555    (571,845,510)    462,396,752    (516,151,435)
  Withdrawal and other
   charges.....................    (28,719,416)    (18,936,710)    (26,452,852)    (16,585,901)    (34,821,752)    (20,900,183)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  1,196,555,962      57,671,485     868,997,111     396,373,378   1,245,305,957     414,692,996
                                --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  1,558,667,645    (207,806,907)  1,183,449,983     186,777,759   1,655,653,148     225,423,465

NET ASSETS
  Beginning of period..........  2,893,895,218   3,101,702,125   2,725,760,213   2,538,982,454   3,548,073,243   3,322,649,778
                                --------------  --------------  --------------  --------------  --------------  --------------
  End of period................ $4,452,562,863  $2,893,895,218  $3,909,210,196  $2,725,760,213  $5,203,726,391  $3,548,073,243
                                ==============  ==============  ==============  ==============  ==============  ==============

  Beginning units..............    287,988,840     297,588,583     269,021,934     241,208,278     339,582,149     308,411,300
                                --------------  --------------  --------------  --------------  --------------  --------------
  Units issued.................    262,554,827     249,637,970     198,864,851     217,981,554     230,571,768     235,969,405
  Units redeemed...............   (156,550,116)   (259,237,713)   (120,789,490)   (190,167,898)   (118,820,451)   (204,798,556)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Ending units.................    393,993,551     287,988,840     347,097,295     269,021,934     451,333,466     339,582,149
                                ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A35

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                      AST FIRST TRUST CAPITAL
    AST PRESERVATION ASSET        AST FIRST TRUST BALANCED TARGET       APPRECIATION TARGET           AST ADVANCED STRATEGIES
     ALLOCATION PORTFOLIO                    PORTFOLIO                       PORTFOLIO                       PORTFOLIO
------------------------------    ------------------------------  ------------------------------  ------------------------------
  01/01/2012        01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011
      TO                TO              TO              TO              TO              TO              TO              TO
  12/31/2012        12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$  (23,432,318)   $  (21,174,511) $    3,887,725  $      339,012  $   (9,203,029) $   (8,954,803) $  (13,406,844) $  (13,398,739)
   202,805,107                 0               0               0               0               0      10,698,188               0
    22,398,416        27,118,606      10,191,212     (23,367,311)     16,761,219     (60,826,394)     31,428,121     (18,773,736)
    73,823,567       (41,348,326)    127,264,222     (65,186,924)    174,991,851    (165,228,575)    278,376,605     (76,239,653)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

   275,594,772       (35,404,231)    141,343,158     (88,215,223)    182,550,040    (235,009,772)    307,096,069    (108,412,128)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,048,759,019       913,541,256     728,600,454     715,533,090     805,337,508     959,511,469   1,337,159,723   1,173,196,706
    (2,491,241)       (1,304,838)        (65,646)           (357)        (85,451)           (334)       (118,803)         (3,071)
  (162,776,429)     (132,466,652)    (41,951,630)    (27,306,788)    (39,492,279)    (27,930,901)    (57,398,994)    (36,064,453)
   288,557,708       (72,746,815)    248,262,069    (253,929,536)    390,158,671    (580,355,383)    486,760,388    (437,156,233)
   (26,186,113)      (14,013,495)    (16,912,928)     (8,040,472)    (19,991,505)    (11,020,522)    (27,733,930)    (12,395,922)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,145,862,943       693,009,456     917,932,319     426,255,937   1,135,926,943     340,204,329   1,738,668,384     687,577,027
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,421,457,715       657,605,225   1,059,275,477     338,040,714   1,318,476,983     105,194,557   2,045,764,453     579,164,899

 2,869,172,693     2,211,567,468   1,346,839,609   1,008,798,895   1,485,878,707   1,380,684,150   2,075,519,637   1,496,354,738
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$4,290,630,408    $2,869,172,693  $2,406,115,086  $1,346,839,609  $2,804,355,690  $1,485,878,707  $4,121,284,090  $2,075,519,637
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

   264,390,353       199,628,107     130,049,406      95,850,727     148,843,360     131,381,152     193,663,052     137,362,458
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   166,398,878       161,870,456     144,416,799     132,561,079     202,559,826     198,371,369     243,758,752     211,387,522
   (63,195,499)      (97,108,210)    (62,772,095)    (98,362,400)   (102,773,485)   (180,909,161)    (93,445,963)   (155,086,928)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   367,593,732       264,390,353     211,694,110     130,049,406     248,629,701     148,843,360     343,975,841     193,663,052
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A36

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                -----------------------------------------------------------------------------------
                                AST T. ROWE PRICE LARGE-CAP       AST MONEY MARKET           AST SMALL-CAP GROWTH
                                     GROWTH PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                --------------------------  ----------------------------  -------------------------
                                 01/01/2012    01/01/2011     01/01/2012     01/01/2011    01/01/2012    01/01/2011
                                     TO            TO             TO             TO            TO            TO
                                 12/31/2012    12/31/2011     12/31/2012     12/31/2011    12/31/2012    12/31/2011
                                ------------  ------------  -------------  -------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (4,749,523) $ (3,091,621) $  (3,824,914) $  (2,987,329) $ (2,103,651) $(1,571,296)
  Capital gains distributions
   received....................            0             0              0              0             0            0
  Realized gain (loss) on
   shares redeemed.............    7,268,215    (1,308,224)             0              0     2,508,100     (451,960)
  Net change in unrealized
   gain (loss) on
   investments.................   27,292,214   (13,857,020)             0              0     8,049,866   (6,987,997)
                                ------------  ------------  -------------  -------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   29,810,907   (18,256,865)    (3,824,914)    (2,987,329)    8,454,314   (9,011,253)
                                ------------  ------------  -------------  -------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   79,210,522    84,639,943     88,497,122    132,143,564    29,324,616   45,239,082
  Annuity Payments.............      (52,662)      (30,734)             0              0       (23,139)           0
  Surrenders, withdrawals
   and death benefits..........   (8,644,280)   (7,268,529)  (297,122,226)  (175,207,370)   (4,295,589)  (5,021,210)
  Net transfers between other
   subaccounts or fixed rate
   option......................   63,305,292   (36,874,340)   218,075,662    154,512,075     9,393,836   (9,704,905)
  Withdrawal and other
   charges.....................   (2,306,459)   (1,134,842)    (1,548,790)      (895,077)     (939,109)    (489,227)
                                ------------  ------------  -------------  -------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  131,512,414    39,331,498      7,901,767    110,553,192    33,460,616   30,023,740
                                ------------  ------------  -------------  -------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  161,323,321    21,074,633      4,076,853    107,565,863    41,914,930   21,012,487

NET ASSETS
  Beginning of period..........  173,496,539   152,421,906    236,146,926    128,581,063    91,234,103   70,221,616
                                ------------  ------------  -------------  -------------  ------------  -----------
  End of period................ $334,819,860  $173,496,539  $ 240,223,779  $ 236,146,926  $133,149,033  $91,234,103
                                ============  ============  =============  =============  ============  ===========

  Beginning units..............   16,189,549    13,776,574     24,015,202     12,762,620     7,585,608    5,748,993
                                ------------  ------------  -------------  -------------  ------------  -----------
  Units issued.................   24,719,510    21,040,767     64,046,095     66,184,250     9,356,968   11,121,180
  Units redeemed...............  (13,990,579)  (18,627,792)   (63,198,778)   (54,931,668)   (6,969,492)  (9,284,565)
                                ------------  ------------  -------------  -------------  ------------  -----------
  Ending units.................   26,918,480    16,189,549     24,862,519     24,015,202     9,973,084    7,585,608
                                ============  ============  =============  =============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A37

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
    AST PIMCO TOTAL RETURN         AST INTERNATIONAL VALUE    AST INTERNATIONAL GROWTH    NVIT DEVELOPING MARKETS
        BOND PORTFOLIO                    PORTFOLIO                   PORTFOLIO                     FUND
------------------------------    -------------------------  --------------------------  -------------------------
  01/01/2012        01/01/2011     01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
      TO                TO             TO           TO            TO            TO            TO           TO
  12/31/2012        12/31/2011     12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
$   17,738,505    $    2,474,087  $   276,831  $    (79,967) $   (267,131) $   (514,583) $  (215,215) $   (268,665)
    20,653,708        51,974,246            0             0             0             0            0             0
    11,411,190        (8,804,208)    (832,761)   (4,951,198)      107,009    (4,755,991)  (1,053,696)   (1,351,237)
    89,383,140       (23,889,764)   8,015,700    (5,888,431)   19,507,288    (6,418,714)   3,139,075    (3,333,373)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   139,186,543        21,754,361    7,459,770   (10,919,596)   19,347,166   (11,689,288)   1,870,164    (4,953,275)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   453,070,088       597,815,509   11,752,993    26,442,789    59,557,410    42,627,905       59,056        52,248
      (923,816)       (1,186,972)           0             0             0             0      (23,563)      (28,320)
   (80,849,766)      (74,088,986)  (1,075,394)     (822,124)   (1,420,110)     (720,127)  (1,363,950)   (2,071,904)
   369,973,319      (249,761,461)   9,443,618   (10,220,283)   27,932,281    (7,176,604)  (1,185,451)   (4,615,879)
   (16,107,181)       (8,492,634)    (525,771)     (323,992)   (1,363,537)     (318,470)     (42,181)      (50,348)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   725,162,645       264,285,456   19,595,446    15,076,390    84,706,044    34,412,704   (2,556,089)   (6,714,203)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   864,349,188       286,039,817   27,055,216     4,156,794   104,053,210    22,723,416     (685,925)  (11,667,478)

 1,518,000,524     1,231,960,707   43,195,863    39,039,069    63,232,072    40,508,656   13,856,365    25,523,843
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
$2,382,349,712    $1,518,000,524  $70,251,079  $ 43,195,863  $167,285,282  $ 63,232,072  $13,170,440  $ 13,856,365
==============    ==============  ===========  ============  ============  ============  ===========  ============

   139,943,096       113,265,777    4,762,994     3,757,056     7,248,430     3,921,125    1,065,619     1,496,359
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
   137,401,558       136,000,768    5,789,490     7,003,568    14,668,163     9,708,084       99,979       269,076
   (71,570,575)     (109,323,449)  (3,836,271)   (5,997,630)   (5,483,831)   (6,380,779)    (283,169)     (699,816)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
   205,774,079       139,943,096    6,716,213     4,762,994    16,432,762     7,248,430      882,429     1,065,619
==============    ==============  ===========  ============  ============  ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A38

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                    AST INVESTMENT GRADE BOND     AST WESTERN ASSET CORE PLUS
                                            PORTFOLIO                   BOND PORTFOLIO          AST BOND PORTFOLIO 2018
                                --------------------------------  --------------------------  --------------------------
                                   01/01/2012       01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                       TO               TO             TO            TO            TO            TO
                                   12/31/2012       12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
                                ---------------  ---------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (15,007,632) $   (35,999,379) $  5,633,899  $  2,414,441  $ (2,939,398) $ (1,562,019)
  Capital gains distributions
   received....................      63,330,220       57,978,969    12,073,221     3,513,277       905,416     3,364,110
  Realized gain (loss) on
   shares redeemed.............     391,554,490       (8,996,000)    2,419,429     2,248,143     3,547,152     1,219,236
  Net change in unrealized
   gain (loss) on
   investments.................     (94,205,140)     154,548,422       (24,688)    2,025,194     4,469,013     4,501,640
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............     345,671,938      167,532,012    20,101,861    10,201,055     5,982,183     7,522,967
                                ---------------  ---------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................               0                0    88,018,344   125,407,380         2,662             0
  Annuity Payments.............        (272,303)               0       (51,480)            0             0             0
  Surrenders, withdrawals
   and death benefits..........     (86,983,292)     (50,244,306)   (9,637,334)   (5,253,961)   (7,610,640)   (2,695,970)
  Net transfers between other
   subaccounts or fixed rate
   option......................  (4,674,418,091)   7,361,610,289    64,087,358   (27,326,369)   (4,308,790)  152,617,157
  Withdrawal and other
   charges.....................     (47,021,685)     (25,511,523)   (3,206,933)   (1,632,686)      (85,637)      (10,705)
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (4,808,695,371)   7,285,854,460   139,209,956    91,194,364   (12,002,405)  149,910,482
                                ---------------  ---------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (4,463,023,433)   7,453,386,472   159,311,817   101,395,419    (6,020,222)  157,433,449

NET ASSETS
  Beginning of period..........   7,606,941,607      153,555,135   263,296,951   161,901,532   174,656,963    17,223,514
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  End of period................ $ 3,143,918,174  $ 7,606,941,607  $422,608,768  $263,296,951  $168,636,741  $174,656,963
                                ===============  ===============  ============  ============  ============  ============

  Beginning units..............     624,194,989       11,978,281    23,998,953    15,298,556    14,702,403     1,423,064
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Units issued.................     891,936,076    1,647,509,094    30,072,880    33,133,655     5,623,872    20,485,724
  Units redeemed...............  (1,276,009,533)  (1,035,292,386)  (17,672,456)  (24,433,258)   (6,565,764)   (7,206,385)
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Ending units.................     240,121,532      624,194,989    36,399,377    23,998,953    13,760,511    14,702,403
                                ===============  ===============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A39

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                             AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING   FRANKLIN TEMPLETON VIP FOUNDING
 AST BOND PORTFOLIO 2019            PORTFOLIO          MARKETS EQUITY PORTFOLIO        FUNDS ALLOCATION FUND
------------------------    ------------------------  --------------------------  -------------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011   01/01/2012    01/01/2011      01/01/2012      01/01/2011
     TO             TO           TO           TO           TO            TO              TO              TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011   12/31/2012    12/31/2011     09/21/2012**     12/31/2011
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
$  (216,729)   $  (120,873) $  (170,900) $   204,100  $ (1,169,780) $ (1,279,778) $    31,128,929  $  (23,828,494)
  1,837,892      2,652,543            0            0     2,819,500             0                0               0
   (302,431)      (313,601)     928,253   (2,111,918)   (2,928,625)  (13,539,987)     170,592,319     (52,514,959)
   (807,520)      (503,158)   9,128,406   (2,792,256)   24,696,336   (30,211,989)     (19,805,682)    (59,183,445)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

    511,212      1,714,911    9,885,759   (4,700,074)   23,417,431   (45,031,754)     181,915,567    (135,526,898)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

          0             34   15,286,953   19,976,163    43,371,386    90,380,080      281,649,469     840,535,790
          0              0            0            0             0             0                0               0
   (723,283)    (1,000,459)    (928,338)    (338,643)   (2,502,308)   (1,615,264)     (21,002,002)    (20,954,857)
 19,025,531     (4,412,548)  20,026,859   (9,714,690)   33,959,424   (63,400,945)  (1,791,478,860)   (477,641,251)
     (6,226)        (6,393)    (454,180)    (217,513)   (1,781,116)   (1,221,160)     (12,347,494)    (10,639,733)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

 18,296,022     (5,419,366)  33,931,294    9,705,317    73,047,385    24,142,711   (1,543,178,888)    331,299,949
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

 18,807,235     (3,704,455)  43,817,053    5,005,243    96,464,816   (20,889,043)  (1,361,263,321)    195,773,051

 11,027,158     14,731,613   28,411,408   23,406,165   123,992,821   144,881,864    1,361,263,321   1,165,490,270
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
$29,834,393    $11,027,158  $72,228,461  $28,411,408  $220,457,637  $123,992,821  $            (0) $1,361,263,321
===========    ===========  ===========  ===========  ============  ============  ===============  ==============

    809,058      1,228,899    2,702,253    2,119,576    13,670,484    12,639,741      136,048,705     114,431,062
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
  2,250,306        865,272    5,318,135    4,389,933    21,085,687    22,940,141      118,863,995     175,793,466
   (732,664)    (1,285,113)  (2,549,172)  (3,807,256)  (13,847,470)  (21,909,398)    (254,912,700)   (154,175,823)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
  2,326,700        809,058    5,471,216    2,702,253    20,908,701    13,670,484                0     136,048,705
===========    ===========  ===========  ===========  ============  ============  ===============  ==============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A40

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                        SUBACCOUNTS
                                ------------------------------------------------------------------------------------------
                                     AST GOLDMAN SACHS           AST SCHRODERS GLOBAL           AST CLS MODERATE ASSET
                                 SMALL-CAP VALUE PORTFOLIO        TACTICAL PORTFOLIO             ALLOCATION PORTFOLIO
                                --------------------------  ------------------------------  ------------------------------
                                 01/01/2012    01/01/2011     01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                     TO            TO             TO              TO              TO              TO
                                 12/31/2012    12/31/2011     12/31/2012      12/31/2011      12/31/2012      12/31/2011
                                ------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,826,709) $ (1,172,908) $  (19,489,507) $  (14,563,866) $  (21,632,247) $  (14,870,150)
  Capital gains distributions
   received....................            0             0       7,348,892      10,447,165      47,180,985      18,823,710
  Realized gain (loss) on
   shares redeemed.............    3,259,583    (4,397,236)     25,928,614     (36,242,977)     11,951,175     (22,353,121)
  Net change in unrealized
   gain (loss) on
   investments.................   15,124,203    (4,384,738)    162,686,608     (71,741,590)     94,007,529     (66,055,507)
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   16,557,078    (9,954,882)    176,474,606    (112,101,268)    131,507,442     (84,455,068)
                                ------------  ------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   47,862,215    67,063,374     606,760,430     714,180,565     841,149,059     698,014,324
  Annuity Payments.............            0             0               0               0               0               0
  Surrenders, withdrawals
   and death benefits..........   (2,603,433)   (1,150,224)    (22,012,131)    (10,686,227)    (33,684,069)    (16,134,220)
  Net transfers between other
   subaccounts or fixed rate
   option......................   33,234,357   (28,383,706)    322,716,972    (367,547,846)    257,259,152    (213,983,463)
  Withdrawal and other
   charges.....................   (1,507,338)     (695,724)    (15,473,557)     (7,739,074)    (17,914,475)     (8,538,964)
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   76,985,801    36,833,720     891,991,714     328,207,418   1,046,809,667     459,357,677
                                ------------  ------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   93,542,879    26,878,838   1,068,466,320     216,106,150   1,178,317,108     374,902,609

NET ASSETS
  Beginning of period..........   99,212,647    72,333,809   1,031,946,103     815,839,953   1,292,495,096     917,592,487
                                ------------  ------------  --------------  --------------  --------------  --------------
  End of period................ $192,755,526  $ 99,212,647  $2,100,412,423  $1,031,946,103  $2,470,812,204  $1,292,495,096
                                ============  ============  ==============  ==============  ==============  ==============

  Beginning units..............    8,706,892     6,209,379     100,743,415      78,030,921     126,312,909      87,540,737
                                ------------  ------------  --------------  --------------  --------------  --------------
  Units issued.................   14,524,734    14,794,166     142,677,796     142,081,443     155,125,113     133,035,078
  Units redeemed...............   (8,273,418)  (12,296,653)    (65,039,848)   (119,368,949)    (60,252,211)    (94,262,906)
                                ------------  ------------  --------------  --------------  --------------  --------------
  Ending units.................   14,958,208     8,706,892     178,381,363     100,743,415     221,185,811     126,312,909
                                ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A41

                                             SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
    AST J.P. MORGAN GLOBAL         AST HORIZON MODERATE ASSET   AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER
      THEMATIC PORTFOLIO              ALLOCATION PORTFOLIO                PORTFOLIO                      SERVICES
-----------------------------    -----------------------------  ---------------------------------  --------------------
  01/01/2012        01/01/2011     01/01/2012      01/01/2011     01/01/2012        01/01/2011     01/01/2012 01/01/2011
      TO                TO             TO              TO             TO                TO             TO         TO
  12/31/2012        12/31/2011     12/31/2012      12/31/2011     12/31/2012        12/31/2011     12/31/2012 12/31/2011
--------------    -------------  --------------  -------------   --------------    -------------   ---------- ----------
$  (14,491,770)   $  (9,817,290) $  (14,540,564) $ (10,251,736) $  (11,921,076)   $  (8,370,200)    $ (1,388)  $ (1,108)
     7,129,301       32,513,771      33,135,636     43,442,660               0       21,563,244          722          0
    11,266,736      (30,309,048)      5,983,487    (20,175,403)      7,412,566      (34,358,264)       9,985    (11,655)
   108,250,741      (49,167,076)     67,217,603    (57,101,570)     96,031,943      (38,777,131)      16,693     (6,395)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   112,155,008      (56,779,643)     91,796,163    (44,086,049)     91,523,433      (59,942,351)      26,011    (19,158)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   504,371,028      466,234,815     429,761,579    469,447,310     458,847,981      457,424,779          735      9,999
       (33,876)               0               0        (56,005)        (17,091)        (103,749)           0          0
   (14,433,907)      (7,244,868)    (23,903,056)   (14,222,028)    (14,788,392)      (6,971,923)      (1,261)       (13)
   152,436,185     (182,187,810)    156,164,552   (124,217,174)    194,401,619     (175,163,948)      30,301     52,513
   (11,464,410)      (5,557,061)    (12,686,096)    (6,544,721)     (9,382,634)      (3,971,570)      (1,415)      (905)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   630,875,020      271,245,076     549,336,980    324,407,382     629,061,484      271,213,589       28,359     61,594
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   743,030,028      214,465,433     641,133,143    280,321,333     720,584,917      211,271,238       54,371     42,436

   778,470,273      564,004,840     967,245,765    686,924,432     603,154,421      391,883,183      122,604     80,168
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------
$1,521,500,301    $ 778,470,273  $1,608,378,908  $ 967,245,765  $1,323,739,338    $ 603,154,421     $176,975   $122,604
==============    =============  ==============  =============   ==============    =============    ========   ========

    74,331,284       53,201,358      93,246,254     65,121,003      58,250,777       36,638,038       10,467      7,362
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------
   104,534,684       91,698,121      89,167,572     90,270,574      93,416,287       83,559,824       13,725     27,180
   (49,350,780)     (70,568,195)    (39,497,165)   (62,145,323)    (37,712,429)     (61,947,085)     (11,673)   (24,075)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------
   129,515,188       74,331,284     142,916,661     93,246,254     113,954,635       58,250,777       12,519     10,467
==============    =============  ==============  =============   ==============    =============    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A42

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                           SUBACCOUNTS
                                -----------------------------------------------------------------
                                 PROFUND VP CONSUMER       PROFUND VP             PROFUND VP
                                   GOODS PORTFOLIO         FINANCIALS            HEALTH CARE
                                --------------------  --------------------  ---------------------
                                01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012  01/01/2011
                                    TO         TO         TO         TO         TO          TO
                                12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012  12/31/2011
                                ---------- ---------- ---------- ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................  $ (1,686)  $   (883)  $(10,015) $ (12,665) $  (10,706) $ (10,581)
  Capital gains distributions
   received....................         0          0          0          0           0          0
  Realized gain (loss) on
   shares redeemed.............    19,629       (621)    28,843    (53,683)     58,898     33,807
  Net change in unrealized
   gain (loss) on
   investments.................    23,390     (1,198)   105,690   (112,339)    104,936     (3,994)
                                 --------   --------   --------  ---------  ----------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    41,333     (2,702)   124,519   (178,687)    153,128     19,232
                                 --------   --------   --------  ---------  ----------  ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     8,623     11,268     18,644     31,086      43,376     55,035
  Annuity Payments.............         0          0          0          0           0          0
  Surrenders, withdrawals
   and death benefits..........   (19,851)    (7,246)   (55,794)    (2,165)    (70,604)   (36,093)
  Net transfers between other
   subaccounts or fixed rate
   option......................    39,621    232,480    383,745   (401,772)    416,552   (202,975)
  Withdrawal and other
   charges.....................    (4,008)      (987)    (5,358)    (5,871)     (7,411)    (6,374)
                                 --------   --------   --------  ---------  ----------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    24,385    235,515    341,237   (378,722)    381,913   (190,407)
                                 --------   --------   --------  ---------  ----------  ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    65,717    232,813    465,756   (557,409)    535,042   (171,175)

NET ASSETS
  Beginning of period..........   358,247    125,434    429,486    986,895     693,261    864,436
                                 --------   --------   --------  ---------  ----------  ---------
  End of period................  $423,964   $358,247   $895,242  $ 429,486  $1,228,303  $ 693,261
                                 ========   ========   ========  =========  ==========  =========

  Beginning units..............    31,509     11,873     78,037    151,835      64,437     87,079
                                 --------   --------   --------  ---------  ----------  ---------
  Units issued.................    29,748     52,852    122,950     84,150      91,091     80,037
  Units redeemed...............   (27,334)   (33,216)   (86,451)  (157,948)    (57,475)  (102,679)
                                 --------   --------   --------  ---------  ----------  ---------
  Ending units.................    33,923     31,509    114,536     78,037      98,053     64,437
                                 ========   ========   ========  =========  ==========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP         PROFUND VP MID-CAP    PROFUND VP MID-CAP      PROFUND VP REAL
     INDUSTRIALS              GROWTH                 VALUE                ESTATE
--------------------   --------------------  --------------------  --------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (2,565)  $  (2,410)  $ (6,297) $  (6,928) $  (6,651)  $ (5,608)  $  4,674  $  (8,599)
        0           0          0          0          0          0          0          0
    5,503         (95)    24,804    (14,522)    40,061     15,163     35,801     56,390
   23,649     (22,957)    27,071    (69,492)    52,309    (45,692)    19,133    (69,755)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   26,588     (25,462)    45,579    (90,942)    85,719    (36,137)    59,608    (21,964)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   20,150     131,749     21,648    119,701     23,607     21,630      6,034     74,968
        0           0          0          0          0          0          0          0
   (7,464)     (6,193)   (38,843)   (53,334)   (19,287)    (9,320)   (12,482)   (10,233)
   60,583    (141,387)    21,766   (225,522)  (106,833)   235,308     60,232   (359,505)
   (2,068)     (1,908)    (2,978)    (2,693)    (2,950)    (2,851)    (3,725)    (3,687)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   71,200     (17,739)     1,594   (161,848)  (105,462)   244,767     50,059   (298,457)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   97,788     (43,201)    47,173   (252,790)   (19,743)   208,630    109,667   (320,421)

  170,834     214,035    325,787    578,577    665,093    456,463    386,146    706,567
 --------   ---------   --------  ---------  ---------   --------   --------  ---------
 $268,622   $ 170,834   $372,960  $ 325,787  $ 645,350   $665,093   $495,813  $ 386,146
 ========   =========   ========  =========  =========   ========   ========  =========

   19,305      23,563     31,644     52,417     66,431     46,242     42,775     83,091
 --------   ---------   --------  ---------  ---------   --------   --------  ---------
   17,647      30,292     62,476    109,132     65,545    100,172     47,041     35,675
  (11,580)    (34,550)   (62,227)  (129,905)   (75,490)   (79,983)   (41,972)   (75,991)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------
   25,372      19,305     31,893     31,644     56,486     66,431     47,844     42,775
 ========   =========   ========  =========  =========   ========   ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A44

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                           SUBACCOUNTS
                                ----------------------------------------------------------------
                                PROFUND VP SMALL-CAP  PROFUND VP SMALL-CAP       PROFUND VP
                                       GROWTH                 VALUE          TELECOMMUNICATIONS
                                --------------------  --------------------  --------------------
                                01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
                                    TO         TO         TO         TO         TO         TO
                                12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
                                ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)......................  $ (5,495) $  (6,831) $  (3,874)  $ (3,569)  $  3,269  $   4,993
  Capital gains distributions
   received....................         0        831          0          0          0          0
  Realized gain (loss) on
   shares redeemed.............    22,494    (19,740)    23,917     (1,699)     6,075     (1,637)
  Net change in unrealized
   gain (loss) on
   investments.................    16,201    (52,034)    16,643    (14,895)     9,172    (14,458)
                                 --------  ---------  ---------   --------   --------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    33,200    (77,774)    36,686    (20,163)    18,515    (11,102)
                                 --------  ---------  ---------   --------   --------  ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    11,498    116,710     20,522     27,627      4,526      3,346
  Annuity Payments.............         0          0          0          0          0          0
  Surrenders, withdrawals
   and death benefits..........   (41,605)   (52,325)    (8,927)    (8,176)   (20,824)        (9)
  Net transfers between other
   subaccounts or fixed rate
   option......................     6,942   (131,037)  (137,183)   147,548     79,344   (104,890)
  Withdrawal and other
   charges.....................    (2,453)    (2,554)    (1,396)    (1,429)    (1,208)    (1,046)
                                 --------  ---------  ---------   --------   --------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (25,618)   (69,206)  (126,984)   165,570     61,838   (102,599)
                                 --------  ---------  ---------   --------   --------  ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................     7,582   (146,980)   (90,297)   145,407     80,353   (113,701)

NET ASSETS
  Beginning of period..........   403,047    550,027    403,912    258,505    132,597    246,298
                                 --------  ---------  ---------   --------   --------  ---------
  End of period................  $410,629  $ 403,047  $ 313,615   $403,912   $212,950  $ 132,597
                                 ========  =========  =========   ========   ========  =========

  Beginning units..............    36,951     50,538     39,460     25,324     14,600     25,387
                                 --------  ---------  ---------   --------   --------  ---------
  Units issued.................    36,721    104,290     40,787     71,486     20,808     17,644
  Units redeemed...............   (39,814)  (117,877)   (53,091)   (57,350)   (16,990)   (28,431)
                                 --------  ---------  ---------   --------   --------  ---------
  Ending units.................    33,858     36,951     27,156     39,460     18,418     14,600
                                 ========  =========  =========   ========   ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A45

                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------
                       PROFUND VP LARGE-CAP  PROFUND VP LARGE-CAP   AST JENNISON LARGE-CAP
PROFUND VP UTILITIES          GROWTH                 VALUE              VALUE PORTFOLIO
--------------------   --------------------  --------------------  ------------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011  01/01/2012   01/01/2011
    TO          TO         TO         TO         TO         TO          TO           TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011  12/31/2012   12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- -----------  -----------
 $  6,046    $  1,483   $(11,019) $ (11,034) $  (4,455) $  (6,604) $  (650,683) $  (481,154)
        0           0          0          0          0          0            0      129,050
   19,002      11,846     61,711     29,651     38,996    (42,359)     212,339   (2,793,497)
  (34,975)     37,775     26,211    (47,379)    64,426    (40,958)   4,865,798   (2,493,809)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   (9,928)     51,104     76,902    (28,762)    98,966    (89,921)   4,427,453   (5,639,410)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   82,940      63,415     28,955     58,985     37,326     87,706   14,175,878   24,780,520
        0           0          0          0          0          0            0            0
   (5,495)       (342)   (39,620)   (63,979)   (28,238)   (56,894)  (1,077,403)    (395,637)
     (844)    181,656     16,455     52,518    (75,895)   182,086   10,430,652   (9,485,344)
   (4,028)     (2,440)    (6,252)    (4,672)    (5,231)    (4,955)    (447,908)    (232,029)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   72,573     242,289       (462)    42,852    (72,039)   207,943   23,081,220   14,667,510
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   62,645     293,393     76,441     14,090     26,927    118,022   27,508,673    9,028,100

  588,644     295,251    690,914    676,824    850,786    732,764   33,837,253   24,809,153
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------
 $651,289    $588,644   $767,355  $ 690,914  $ 877,713  $ 850,786  $61,345,926  $33,837,253
 ========    ========   ========  =========  =========  =========  ===========  ===========

   54,664      36,030     69,496     70,690     97,281     89,036    3,424,716    2,319,311
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------
   53,934      65,007     68,467    102,147    105,343    231,178    5,721,657    5,579,780
  (45,118)    (46,373)   (68,431)  (103,341)  (110,808)  (222,933)  (3,555,917)  (4,474,375)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------
   63,480      54,664     69,532     69,496     91,816     97,281    5,590,456    3,424,716
 ========    ========   ========  =========  =========  =========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A46

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                                -------------------------------------------------------------------------------
                                 AST JENNISON LARGE-CAP
                                    GROWTH PORTFOLIO       AST BOND PORTFOLIO 2020     AST BOND PORTFOLIO 2017
                                ------------------------  -------------------------  --------------------------
                                 01/01/2012   01/01/2011   01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                     TO           TO           TO           TO            TO            TO
                                 12/31/2012   12/31/2011   12/31/2012   12/31/2011    12/31/2012    12/31/2011
                                -----------  -----------  -----------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $(1,063,799) $  (463,441) $     7,957  $    (66,889) $ (2,760,220) $ (1,380,067)
  Capital gains distributions
   received....................           0            0      428,656     1,536,534             0       356,403
  Realized gain (loss) on
   shares redeemed.............   1,269,498     (954,647)     (88,333)       67,199     3,216,570       739,451
  Net change in unrealized
   gain (loss) on
   investments.................   4,649,763   (1,425,053)    (288,446)       13,305     4,303,808     3,411,695
                                -----------  -----------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   4,855,462   (2,843,141)      59,834     1,550,149     4,760,158     3,127,482
                                -----------  -----------  -----------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  26,737,609   22,060,185            0            62        23,527             0
  Annuity Payments.............           0            0            0             0             0             0
  Surrenders, withdrawals
   and death benefits..........    (801,365)    (306,409)     (82,357)     (290,634)   (5,976,374)   (2,838,068)
  Net transfers between other
   subaccounts or fixed rate
   option......................  15,723,428   (2,389,885)  (2,990,366)  (14,787,484)  (11,511,305)  168,630,258
  Withdrawal and other
   charges.....................    (548,269)    (175,376)        (621)       (2,730)      (86,258)      (57,543)
                                -----------  -----------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  41,111,403   19,188,515   (3,073,344)  (15,080,786)  (17,550,410)  165,734,647
                                -----------  -----------  -----------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  45,966,864   16,345,374   (3,013,509)  (13,530,637)  (12,790,252)  168,862,129

NET ASSETS
  Beginning of period..........  32,383,935   16,038,561    3,602,548    17,133,185   173,608,249     4,746,120
                                -----------  -----------  -----------  ------------  ------------  ------------
  End of period................ $78,350,799  $32,383,935  $   589,039  $  3,602,548  $160,817,997  $173,608,249
                                ===========  ===========  ===========  ============  ============  ============

  Beginning units..............   3,023,508    1,477,715      313,789     1,771,066    15,086,505       449,557
                                -----------  -----------  -----------  ------------  ------------  ------------
  Units issued.................   7,344,333    6,022,523       57,546     1,231,594     6,264,253    23,744,431
  Units redeemed...............  (3,868,708)  (4,476,730)    (322,977)   (2,688,871)   (7,754,330)   (9,107,483)
                                -----------  -----------  -----------  ------------  ------------  ------------
  Ending units.................   6,499,133    3,023,508       48,358       313,789    13,596,428    15,086,505
                                ===========  ===========  ===========  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A47

                                    SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                              WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
                              VT INTERNATIONAL EQUITY     VT OMEGA GROWTH      VT SMALL CAP GROWTH
  AST BOND PORTFOLIO 2021     PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1
--------------------------    ----------------------  ----------------------  ----------------------
 01/01/2012      01/01/2011   01/01/2012  01/01/2011  01/01/2012  01/01/2011  01/01/2012  01/01/2011
     TO              TO           TO          TO          TO          TO          TO          TO
 12/31/2012      12/31/2011   12/31/2012  12/31/2011  12/31/2012  12/31/2011  12/31/2012  12/31/2011
------------    ------------  ----------  ----------  ----------  ----------  ----------  ----------
$ (3,133,397)   $ (2,372,052) $    (566)  $  (9,022)  $  (20,604) $  (26,631) $  (9,054)  $ (11,453)
   4,227,158               0     39,041      38,520       83,856      13,281     24,017           0
   9,895,521       6,295,875      6,191      23,264       92,943     134,548     32,450      58,190
    (991,896)     14,846,592     25,671    (175,830)      61,665    (203,172)   (13,846)    (88,021)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

   9,997,385      18,770,415     70,337    (123,068)     217,860     (81,974)    33,566     (41,284)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

           0               0         12           0          144           0     53,124      11,422
           0               0          0           0            0      (1,208)         0           0
  (8,023,885)     (4,036,042)  (112,697)   (135,129)    (291,415)   (489,018)  (118,516)   (216,445)
 (43,323,461)    193,199,248     (1,843)    (75,892)     (80,999)    (61,690)   (10,190)    (11,622)
    (122,420)        (82,427)    (1,452)     (1,666)      (4,376)     (5,338)    (1,393)     (1,452)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

 (51,469,766)    189,080,779   (115,980)   (212,687)    (376,647)   (557,254)   (76,975)   (218,097)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

 (41,472,381)    207,851,194    (45,643)   (335,755)    (158,786)   (639,228)   (43,409)   (259,381)

 232,734,063      24,882,869    648,670     984,425    1,249,300   1,888,528    544,514     803,895
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------
$191,261,682    $232,734,063  $ 603,027   $ 648,670   $1,090,514  $1,249,300  $ 501,105   $ 544,514
============    ============  =========   =========   ==========  ==========  =========   =========

  18,356,147       2,261,043     52,493      68,335      682,604     960,874     47,275      65,643
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------
   7,917,603      30,873,753      1,931       3,338        4,477      56,747      5,623       6,142
 (11,761,987)    (14,778,649)   (10,778)    (19,180)    (184,999)   (335,017)   (11,948)    (24,510)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------
  14,511,763      18,356,147     43,646      52,493      502,082     682,604     40,950      47,275
============    ============  =========   =========   ==========  ==========  =========   =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A48

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                 WELLS FARGO ADVANTAGE
                                  VT SMALL CAP VALUE                               AST QUANTITATIVE MODELING
                                PORTFOLIO SHARE CLASS 1  AST BOND PORTFOLIO 2022           PORTFOLIO
                                ----------------------  -------------------------  -------------------------
                                01/01/2012  01/01/2011   01/01/2012   01/03/2011*   01/01/2012   04/29/2011*
                                    TO          TO           TO           TO            TO           TO
                                12/31/2012  12/31/2011   12/31/2012   12/31/2011    12/31/2012   12/31/2011
                                ----------  ----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $   (7,793) $  (13,981) $ (2,368,341) $  (523,180) $ (2,265,686) $  (410,093)
  Capital gains distributions
   received....................          0           0       228,894            0             0            0
  Realized gain (loss) on
   shares redeemed.............     63,495     113,941     3,120,591      781,609       166,379      (28,323)
  Net change in unrealized
   gain (loss) on
   investments.................     97,639    (248,068)    4,139,526    3,313,545    15,077,655   (1,501,336)
                                ----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    153,341    (148,108)    5,120,670    3,571,974    12,978,347   (1,939,752)
                                ----------  ----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     54,403          49             0            0    99,661,733   82,822,404
  Annuity Payments.............          0           0             0            0             0            0
  Surrenders, withdrawals
   and death benefits..........   (268,311)   (564,394)   (4,193,611)    (534,212)   (3,915,339)    (424,353)
  Net transfers between other
   subaccounts or fixed rate
   option......................    (45,859)    (29,218)   46,513,222   81,458,818     3,048,006      666,048
  Withdrawal and other
   charges.....................     (4,198)     (5,127)      (59,308)        (313)      (55,266)         (52)
                                ----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (263,965)   (598,690)   42,260,304   80,924,293    98,739,134   83,064,047
                                ----------  ----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (110,624)   (746,798)   47,380,973   84,496,267   111,717,481   81,124,295

NET ASSETS
  Beginning of period..........  1,409,239   2,156,037    84,496,267            0    81,124,295            0
                                ----------  ----------  ------------  -----------  ------------  -----------
  End of period................ $1,298,615  $1,409,239  $131,877,240  $84,496,267  $192,841,776  $81,124,295
                                ==========  ==========  ============  ===========  ============  ===========

  Beginning units..............    130,611     182,670     7,050,755            0     9,115,978            0
                                ----------  ----------  ------------  -----------  ------------  -----------
  Units issued.................      8,818       7,388     9,133,198   10,939,930    11,547,212    9,571,626
  Units redeemed...............    (32,357)    (59,447)   (5,550,625)  (3,889,175)   (1,193,893)    (455,648)
                                ----------  ----------  ------------  -----------  ------------  -----------
  Ending units.................    107,072     130,611    10,633,328    7,050,755    19,469,297    9,115,978
                                ==========  ==========  ============  ===========  ============  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A49

                                         SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                  WELLS FARGO ADVANTAGE                               AST NEUBERGER BERMAN
AST BLACKROCK GLOBAL STRATEGIES      VT OPPORTUNITY       AST PRUDENTIAL CORE BOND         CORE BOND
          PORTFOLIO                  FUND - CLASS 1              PORTFOLIO                 PORTFOLIO
------------------------------   ----------------------  -------------------------  -----------------------
  01/01/2012       04/29/2011*   01/01/2012  08/26/2011*  01/01/2012   10/31/2011*   01/01/2012  10/31/2011*
      TO               TO            TO          TO           TO           TO            TO          TO
  12/31/2012       12/31/2011    12/31/2012  12/31/2011   12/31/2012   12/31/2011    12/31/2012  12/31/2011
--------------    ------------   ----------  ----------- ------------  -----------  -----------  -----------
$  (14,288,942)   $ (8,573,981)  $  (15,925) $   (8,075) $   (821,712) $   (13,496) $  (379,726) $   (6,875)
             0               0          447           0       101,685            0       15,374           0
      (335,717)     (7,687,566)      37,100       2,455       483,478         (136)     209,269      (2,189)
   113,425,282     (43,928,385)     162,898      68,169     2,754,490       90,392      733,850      32,187
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

    98,800,623     (60,189,932)     184,521      62,549     2,517,940       76,760      578,767      23,123
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

   445,948,202     253,055,390      183,836          10    74,144,865    4,956,253   18,671,882   2,439,712
      (790,834)       (224,690)           0           0             0            0            0           0
   (63,151,067)    (40,482,449)    (208,627)    (72,345)   (1,111,769)     (14,011)    (465,278)     (5,109)
    98,331,863     665,067,409        4,533   1,351,211    46,409,263    6,022,443   14,656,618   1,849,594
    (7,109,048)     (1,196,754)      (2,699)       (833)     (513,939)      (2,190)    (210,176)     (1,585)
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

   473,229,116     876,218,906      (22,958)  1,278,043   118,928,420   10,962,495   32,653,046   4,282,612
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

   572,029,738     816,028,974      161,563   1,340,592   121,446,361   11,039,255   33,231,813   4,305,735

   816,028,974               0    1,340,592           0    11,039,255            0    4,305,735           0
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------
$1,388,058,712    $816,028,974   $1,502,155  $1,340,592  $132,485,616  $11,039,255  $37,537,548  $4,305,735
==============    ============   ==========  ==========  ============  ===========  ===========  ==========

    89,095,942               0      125,255           0     1,096,258            0      427,636           0
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------
    69,600,719     106,540,937       17,914     133,947    15,235,030    1,194,460    5,446,881     550,029
   (21,031,350)    (17,444,995)     (19,840)     (8,692)   (3,880,544)     (98,202)  (2,257,218)   (122,393)
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------
   137,665,311      89,095,942      123,329     125,255    12,450,744    1,096,258    3,617,299     427,636
==============    ============   ==========  ==========  ============  ===========  ===========  ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A50

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                             SUBACCOUNTS
                                ---------------------------------------------------------------------
                                                AST FRANKLIN        AST           AST
                                                 TEMPLETON     NEW DISCOVERY WESTERN ASSET   AST MFS
                                               FOUNDING FUNDS      ASSET       EMERGING     LARGE-CAP
                                   AST BOND      ALLOCATION     ALLOCATION   MARKETS DEBT     VALUE
                                PORTFOLIO 2023   PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                -------------- --------------  ------------- ------------- -----------
                                  01/3/2012*    04/30/2012*     04/30/2012*   04/20/2012*  04/20/2012*
                                      TO             TO             TO            TO           TO
                                  12/31/2012     12/31/2012     12/31/2012    12/31/2012   12/31/2012
                                -------------- --------------  ------------- ------------- -----------
OPERATIONS
  Net investment income
   (loss)......................  $  (186,387)  $  (11,309,836) $   (287,082)   $   (779)   $   (2,712)
  Capital gains distributions
   received....................            0                0             0           0             0
  Realized gain (loss) on
   shares redeemed.............       71,311       (5,507,083)     (880,410)        180         2,247
  Net change in unrealized
   gain (loss) on
   investments.................      184,290       44,700,693     6,288,038       6,575        14,137
                                 -----------   --------------  ------------    --------    ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............       69,214       27,883,774     5,120,546       5,976        13,671
                                 -----------   --------------  ------------    --------    ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................          281      285,762,385    67,693,779     301,785       227,272
  Annuity Payments.............            0                0             0           0             0
  Surrenders, withdrawals
   and death benefits..........     (656,092)     (11,663,365)   (1,857,561)     (2,958)         (316)
  Net transfers between other
   subaccounts or fixed rate
   option......................   32,759,286    2,141,109,665   118,319,829     108,867       809,196
  Withdrawal and other
   charges.....................         (101)      (6,516,987)     (772,960)          0        (1,212)
                                 -----------   --------------  ------------    --------    ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   32,103,374    2,408,691,698   183,383,086     407,694     1,034,940
                                 -----------   --------------  ------------    --------    ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   32,172,587    2,436,575,472   188,503,632     413,670     1,048,612

NET ASSETS
  Beginning of period..........            0                0             0           0             0
                                 -----------   --------------  ------------    --------    ----------
  End of period................  $32,172,587   $2,436,575,472  $188,503,632    $413,670    $1,048,612
                                 ===========   ==============  ============    ========    ==========

  Beginning units..............            0                0             0           0             0
                                 -----------   --------------  ------------    --------    ----------
  Units issued.................    3,453,763      257,603,675    24,024,640      42,159       140,382
  Units redeemed...............     (352,658)     (30,937,057)   (5,769,135)     (2,369)      (37,608)
                                 -----------   --------------  ------------    --------    ----------
  Ending units.................    3,101,105      226,666,618    18,255,505      39,790       102,774
                                 ===========   ==============  ============    ========    ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A51

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Preferred, Discovery Select, Discovery Choice, Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement X, B, L, C Series, Prudential Premier Advisor and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and fourteen subaccounts within the Account, of which one hundred and seventeen had activity during 2012. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust (collectively the "Series Fund") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

Invesco V.I. Core Equity Fund
AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Goldman Sachs Large-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST American Century Income & Growth Portfolio**
AST Schroders Multi-Asset World Strategies Portfolio
AST Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST BlackRock Value Portfolio
AST High Yield Portfolio
AST Federated Aggressive Growth Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio
AST MFS Global Equity Portfolio
AST JPMorgan International Equity Portfolio
AST T. Rowe Price Global Bond Portfolio
AST International Growth Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Advanced Strategies Portfolio

                                      A52

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 1: GENERAL (CONTINUED)

AST Schroders Global Tactical Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Bond Portfolio 2020
AST Jennison Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2017
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
Davis Value Portfolio
Prudential SP International Value Portfolio
Prudential Diversified Bond Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential Value Portfolio
Prudential Equity Portfolio
Prudential Jennison 20/20 Focus Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund**
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Janus Aspen Janus Portfolio - Service Shares
Prudential SP International Growth Portfolio
Prudential Jennison Portfolio
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Overseas Portfolio - Institutional Shares
NVIT Developing Markets Fund
MFS(R) Growth Series - Initial Class
MFS(R) Research Series -
  Initial Class
Prudential Money Market Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Prudential Small Capitalization Stock Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Portfolio Share Class 1 Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2012 as net transfers between subaccounts. The transfers occurred as follows:

                                                     PRELIMINARY UNAUDITED
                          ---------------------------------------------------------------------------
                                    REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
MAY 04, 2012              ------------------------------------- -------------------------------------
                                  AST AMERICAN CENTURY                 AST NEW DISCOVERY ASSET
                                INCOME & GROWTH PORTFOLIO               ALLOCATION PORTFOLIO
                          ------------------------------------- -------------------------------------
Shares Outstanding.......                 8,445,845                            12,031,830
Value....................            $        14.25                        $        10.00
Net assets before merger.            $  170,353,295                        $      942,453
Net assets after merger..            $            0                        $  121,251,129

                                    REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
SEPTEMBER 21, 2012        ------------------------------------- -------------------------------------
                          FRANKLIN TEMPLETON VIP FOUNDING FUNDS AST FRANKLIN TEMPLETON FOUNDING FUNDS
                                     ALLOCATION FUND                    ALLOCATION PORTFOLIO
                          ------------------------------------- -------------------------------------
Shares Outstanding.......               255,666,742                           198,971,352
Value....................            $         8.36                        $        10.74
Net assets before merger.            $2,137,143,863                        $  221,223,083
Net assets after merger..            $            0                        $2,358,175,400

                                      A53

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        Effective January 1, 2012, the Account adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 3. Adoption of this guidance did not have a material effect on the Account's net assets or results of operations.

        Certain prior year numbers have been restated to conform with current year presentation.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the

                                      A54

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 3: FAIR VALUE (CONTINUED)

        asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2012, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2012, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of Series Fund, and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 fund balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2012, are presented below.

                                                                       PRELIMINARY UNAUDITED
                                                                       ---------------------
Proprietary Funds (AST & PruSeries)...................................    $60,912,437,571
Invesco V.I. Core Equity Fund.........................................    $    85,179,978
AllianceBernstein VPS Large Cap Growth Portfolio Class B..............    $     5,274,054
Davis Value Portfolio.................................................    $    26,877,517
Prudential High Yield Bond Portfolio..................................    $   215,814,395
Janus Aspen Janus Portfolio - Service Shares..........................    $    10,868,128
Janus Aspen Janus Portfolio - Institutional Shares....................    $    55,619,843
Janus Aspen Overseas Portfolio - Institutional Shares.................    $    95,789,817
NVIT Developing Markets Fund..........................................    $    13,170,440
ProFund VP Consumer Services..........................................    $       176,975
ProFund VP Consumer Goods Portfolio...................................    $       423,964
ProFund VP Financials.................................................    $       895,242
ProFund VP Health Care................................................    $     1,228,303
ProFund VP Industrials................................................    $       268,622
ProFund VP Mid-Cap Growth.............................................    $       372,960
ProFund VP Mid-Cap Value..............................................    $       645,350
ProFund VP Real Estate................................................    $       495,813
ProFund VP Small-Cap Growth...........................................    $       410,629
ProFund VP Small-Cap Value............................................    $       313,615
ProFund VP Telecommunications.........................................    $       212,950
ProFund VP Utilities..................................................    $       651,289
ProFund VP Large-Cap Growth...........................................    $       767,355
ProFund VP Large-Cap Value............................................    $       877,713
Wells Fargo Advantage VT International Equity Portfolio Share Class 1.    $       603,027
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1.........    $     1,090,514
Wells Fargo Advantage VT Opportunity Fund - Class 1...................    $     1,502,155
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1.....    $       501,105
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1......    $     1,298,615

        During the twelve months ended December 31, 2012, there were no transfers between Level 1 and Level 2.

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                                      A55

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 5: PURCHASES AND SALES OF INVESTMENTS


        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2012

                                                                  PRELIMINARY UNAUDITED
                                                               ---------------------------
                                                                 PURCHASES       SALES
                                                               -------------- ------------
Prudential Money Market Portfolio............................. $   37,806,944 $ 68,087,610
Prudential Diversified Bond Portfolio......................... $    2,190,948 $ 26,841,140
Prudential Equity Portfolio................................... $    1,325,946 $ 29,476,635
Prudential Flexible Managed Portfolio......................... $       69,515 $  1,877,092
Prudential Conservative Balanced Portfolio.................... $       72,203 $  2,865,140
Prudential Value Portfolio.................................... $    1,844,860 $ 46,770,638
Prudential High Yield Bond Portfolio.......................... $    8,091,377 $ 41,229,256
Prudential Natural Resources Portfolio........................ $      210,525 $  1,946,650
Prudential Stock Index Portfolio.............................. $    3,122,939 $ 44,594,109
Prudential Global Portfolio................................... $    1,131,836 $ 10,344,162
Prudential Jennison Portfolio................................. $    2,522,611 $ 43,124,437
Prudential Small Capitalization Stock Portfolio............... $      499,199 $  8,064,981
T. Rowe Price International Stock Portfolio................... $      302,977 $  3,024,674
T. Rowe Price Equity Income Portfolio......................... $      945,566 $  9,091,453
Invesco V.I. Core Equity Fund................................. $      101,032 $ 12,823,634
Janus Aspen Janus Portfolio - Institutional Shares............ $      575,115 $  7,227,962
Janus Aspen Overseas Portfolio - Institutional Shares......... $      616,371 $ 14,050,548
MFS(R) Research Series - Initial Class........................ $      861,558 $  2,953,239
MFS(R) Growth Series - Initial Class.......................... $      386,877 $  7,240,390
American Century VP Value Fund................................ $      187,376 $  3,762,316
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2. $      181,400 $  3,562,411
Prudential Jennison 20/20 Focus Portfolio..................... $    1,796,718 $  8,097,501
Davis Value Portfolio......................................... $       67,081 $  4,943,477
AllianceBernstein VPS Large Cap Growth Portfolio Class B...... $      997,827 $    990,846
Prudential SP Small Cap Value Portfolio....................... $    1,145,533 $ 19,499,772
Janus Aspen Janus Portfolio - Service Shares.................. $      460,060 $  2,329,938
Prudential SP Prudential U.S. Emerging Growth Portfolio....... $    2,521,377 $ 26,293,531
Prudential SP International Growth Portfolio.................. $    1,214,673 $  8,674,430
Prudential SP International Value Portfolio................... $    1,506,693 $  8,003,018
AST Goldman Sachs Large-Cap Value Portfolio................... $   77,594,017 $ 37,127,816
AST American Century Income & Growth Portfolio................ $   43,655,689 $125,272,402
AST Schroders Multi-Asset World Strategies Portfolio.......... $1,214,608,998 $618,391,734
AST Cohen & Steers Realty Portfolio........................... $  115,485,789 $ 45,810,292
AST J.P. Morgan Strategic Opportunities Portfolio............. $  611,637,683 $160,300,432
AST BlackRock Value Portfolio................................. $   81,954,918 $ 30,718,730
AST High Yield Portfolio...................................... $  139,179,462 $ 54,632,288
AST Federated Aggressive Growth Portfolio..................... $   92,336,139 $ 48,318,853
AST Mid-Cap Value Portfolio................................... $   51,580,944 $ 26,072,288
AST Small-Cap Value Portfolio................................. $   45,387,331 $ 26,193,528
AST Goldman Sachs Concentrated Growth Portfolio............... $   79,140,465 $ 36,340,991
AST Goldman Sachs Mid-Cap Growth Portfolio.................... $  126,763,962 $ 58,858,346
AST Large-Cap Value Portfolio................................. $  137,727,778 $ 30,619,021
AST Lord Abbett Core Fixed Income Portfolio................... $  331,005,968 $ 85,148,949
AST Marsico Capital Growth Portfolio.......................... $  118,831,366 $ 56,017,306
AST MFS Growth Portfolio...................................... $   59,966,661 $ 26,374,837
AST Neuberger Berman Mid-Cap Growth Portfolio................. $  131,760,195 $ 53,469,034
AST Neuberger Berman / LSV Mid-Cap Value Portfolio............ $   86,422,730 $ 48,175,339
AST PIMCO Limited Maturity Bond Portfolio..................... $  110,501,495 $ 64,755,329
AST T. Rowe Price Equity Income Portfolio..................... $  162,021,934 $ 27,278,707
AST QMA US Equity Alpha Portfolio............................. $   53,465,844 $ 20,537,018
AST T. Rowe Price Natural Resources Portfolio................. $  199,757,436 $111,564,076
AST T. Rowe Price Asset Allocation Portfolio.................. $2,901,100,812 $673,851,000
AST MFS Global Equity Portfolio............................... $  123,200,479 $ 48,861,006

                                      A56

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 5: PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                            PRELIMINARY UNAUDITED
                                                                       -------------------------------
                                                                          PURCHASES         SALES
                                                                       --------------- ---------------
AST JPMorgan International Equity Portfolio........................... $    96,544,694 $    51,523,531
AST T. Rowe Price Global Bond Portfolio............................... $   108,984,872 $    34,323,234
AST Wellington Management Hedged Equity Portfolio..................... $   374,884,863 $    75,701,988
AST Capital Growth Asset Allocation Portfolio......................... $ 2,431,458,037 $ 1,303,113,296
AST Academic Strategies Asset Allocation Portfolio.................... $ 1,739,709,349 $   931,769,340
AST Balanced Asset Allocation Portfolio............................... $ 2,114,436,782 $   946,863,683
AST Preservation Asset Allocation Portfolio........................... $ 1,374,029,749 $   290,724,356
AST First Trust Balanced Target Portfolio............................. $ 1,324,042,018 $   438,861,355
AST First Trust Capital Appreciation Target Portfolio................. $ 1,872,894,088 $   775,432,971
AST Advanced Strategies Portfolio..................................... $ 2,375,567,103 $   690,739,105
AST T. Rowe Price Large-Cap Growth Portfolio.......................... $   227,718,936 $   100,956,044
AST Money Market Portfolio............................................ $   262,384,339 $   258,329,433
AST Small-Cap Growth Portfolio........................................ $    92,446,771 $    61,089,807
AST PIMCO Total Return Bond Portfolio................................. $ 1,069,967,480 $   378,670,450
AST International Value Portfolio..................................... $    42,712,477 $    24,124,394
AST International Growth Portfolio.................................... $   108,228,633 $    25,039,254
NVIT Developing Markets Fund.......................................... $     1,090,311 $     3,874,651
AST Investment Grade Bond Portfolio................................... $10,185,991,627 $15,065,336,614
AST Western Asset Core Plus Bond Portfolio............................ $   233,820,262 $   100,774,343
AST Bond Portfolio 2018............................................... $    58,716,015 $    74,481,746
AST Bond Portfolio 2019............................................... $    26,364,757 $     8,431,523
AST Global Real Estate Portfolio...................................... $    49,822,168 $    16,742,487
AST Parametric Emerging Markets Equity Portfolio...................... $   156,721,610 $    86,895,218
Franklin Templeton VIP Founding Funds Allocation Fund................. $ 1,060,716,113 $ 2,625,577,927
AST Goldman Sachs Small-Cap Value Portfolio........................... $   131,864,193 $    57,467,202
AST Schroders Global Tactical Portfolio............................... $ 1,366,490,961 $   501,397,393
AST CLS Moderate Asset Allocation Portfolio........................... $ 1,431,050,165 $   415,890,625
AST J.P. Morgan Global Thematic Portfolio............................. $   980,919,504 $   369,890,545
AST Horizon Moderate Asset Allocation Portfolio....................... $   795,618,793 $   268,470,824
AST FI Pyramis(R) Asset Allocation Portfolio.......................... $   890,473,753 $   278,241,155
ProFund VP Consumer Services.......................................... $       140,695 $       113,725
ProFund VP Consumer Goods Portfolio................................... $       271,214 $       252,092
ProFund VP Financials................................................. $       815,671 $       485,356
ProFund VP Health Care................................................ $       833,261 $       466,440
ProFund VP Industrials................................................ $       175,489 $       107,560
ProFund VP Mid-Cap Growth............................................. $       618,182 $       622,885
ProFund VP Mid-Cap Value.............................................. $       651,033 $       764,278
ProFund VP Real Estate................................................ $       389,637 $       347,865
ProFund VP Small-Cap Growth........................................... $       367,136 $       398,249
ProFund VP Small-Cap Value............................................ $       418,112 $       548,969
ProFund VP Telecommunications......................................... $       165,642 $       106,198
ProFund VP Utilities.................................................. $       512,596 $       447,758
ProFund VP Large-Cap Growth........................................... $       624,597 $       636,729
ProFund VP Large-Cap Value............................................ $       987,247 $     1,071,686
AST Jennison Large-Cap Value Portfolio................................ $    45,951,780 $    23,756,140
AST Jennison Large-Cap Growth Portfolio............................... $    66,183,631 $    26,136,028
AST Bond Portfolio 2020............................................... $       625,491 $     3,728,945
AST Bond Portfolio 2017............................................... $    65,758,975 $    86,898,632
AST Bond Portfolio 2021............................................... $    77,894,372 $   134,088,919
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $        33,567 $       159,747
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $        16,757 $       414,008
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $        68,994 $       155,023
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $       112,480 $       398,603
AST Bond Portfolio 2022............................................... $    94,296,329 $    54,437,360
AST Quantitative Modeling Portfolio................................... $   100,340,141 $     3,921,743
AST BlackRock Global Strategies Portfolio............................. $   581,209,678 $   127,615,501
Wells Fargo Advantage VT Opportunity Fund-Class 1..................... $       216,823 $       263,624

                                      A57

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 5: PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               PRELIMINARY UNAUDITED
                                                            ---------------------------
                                                              PURCHASES       SALES
                                                            -------------- ------------
AST Prudential Core Bond Portfolio......................... $  140,674,223 $ 22,668,785
AST Neuberger Berman Core Bond Portfolio................... $   47,269,426 $ 15,055,339
AST Bond Portfolio 2023.................................... $   35,063,197 $  3,146,211
AST Franklin Templeton Founding Funds Allocation Portfolio. $2,630,908,782 $233,526,920
AST New Discovery Asset Allocation Portfolio............... $  214,591,120 $ 32,763,979
AST Western Asset Emerging Markets Debt Portfolio.......... $      421,461 $     14,545
AST MFS Large-Cap Value Portfolio.......................... $    1,406,302 $    374,073

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Fund has distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Fund. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Fund. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Fund. The Investment Managers have agreed to reimburse certain portfolios of the Series Fund the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Stock Index Portfolio. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Fund.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

                                      A58

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)


        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                                              PRELIMINARY UNAUDITED
                   ------------------------------------------------------------------------------    -------
                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                            PRUDENTIAL MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  149,308 $0.98047 to  $10.12341 $177,543   0.01%    1.00%  to   2.10%   -2.05% to   -0.98%
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%    1.00%  to   2.10%   -2.03% to   -0.96%
December 31, 2010  198,480 $1.01818 to  $10.32322 $242,080   0.03%    1.00%  to   2.45%   -2.36% to   -0.96%
December 31, 2009  193,139 $1.03827 to  $10.51904 $228,214   0.44%    1.00%  to   2.10%   -1.91% to   -0.60%
December 31, 2008  322,560 $1.05484 to  $10.69759 $382,009   2.58%    1.00%  to   2.45%    0.19% to    1.63%

                                          PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   93,666 $2.02539 to  $ 2.45301 $229,314   4.39%    1.35%  to   1.65%    8.88% to    9.20%
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  127,376 $1.61669 to  $ 1.94392 $247,133   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  144,786 $1.36361 to  $ 1.63556 $236,342   5.11%    1.35%  to   1.65%   -5.02% to   -4.74%

                                               PRUDENTIAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   90,862 $1.28661 to  $ 2.19998 $184,958   0.60%    1.35%  to   2.00%   11.45% to   12.17%
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%    1.35%  to   2.00%   -5.36% to   -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%    1.35%  to   2.00%    9.71% to   10.41%
December 31, 2009  137,058 $1.10036 to  $ 1.86775 $236,025   1.60%    1.35%  to   2.00%   35.47% to   36.32%
December 31, 2008  155,514 $0.80955 to  $ 1.37073 $197,063   1.44%    1.35%  to   2.00%  -39.37% to  -38.98%

                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012    6,313 $2.13628 to  $ 2.13628 $ 13,487   1.92%    1.40%  to   1.40%   11.80% to   11.80%
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%
December 31, 2009    9,162 $1.68077 to  $ 1.68077 $ 15,399   3.51%    1.40%  to   1.40%   18.30% to   18.30%
December 31, 2008   10,713 $1.42078 to  $ 1.42078 $ 15,220   2.99%    1.40%  to   1.40%  -25.86% to  -25.86%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012    9,349 $2.09636 to  $ 2.09636 $ 19,598   2.09%    1.40%  to   1.40%    9.69% to    9.69%
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%
December 31, 2009   14,098 $1.68120 to  $ 1.68120 $ 23,701   3.77%    1.40%  to   1.40%   18.36% to   18.36%
December 31, 2008   16,534 $1.42042 to  $ 1.42042 $ 23,485   3.49%    1.40%  to   1.40%  -22.49% to  -22.49%

                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  133,540 $1.42920 to  $ 2.83999 $276,927   0.98%    1.35%  to   2.00%   12.37% to   13.09%
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%
December 31, 2009  112,546 $1.22726 to  $10.34659 $228,866   2.07%    1.35%  to   2.00%   38.67% to   40.04%
December 31, 2008  129,517 $0.88118 to  $ 1.71665 $188,188   1.86%    1.35%  to   2.00%  -43.43% to  -43.07%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   53,646 $1.95903 to  $13.63244 $215,814   6.92%    1.35%  to   2.00%   12.18% to   12.90%
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%
December 31, 2009   77,867 $1.50037 to  $10.36252 $250,477   5.55%    1.35%  to   2.00%    3.33% to   45.21%
December 31, 2008   74,439 $1.03639 to  $ 1.28867 $ 95,747   8.53%    1.35%  to   1.65%  -23.54% to  -23.32%

                                      A59

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- --------------------  -------- ---------- -----------------  ------------------
                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    1,128 $7.15524 to  $7.15524 $  8,075   0.47%    1.40%  to   1.40%   -3.82% to   -3.82%
December 31, 2011    1,345 $7.43963 to  $7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%
December 31, 2009    1,900 $7.38206 to  $7.38206 $ 14,027   0.72%    1.40%  to   1.40%   74.66% to   74.66%
December 31, 2008    2,069 $4.22664 to  $4.22664 $  8,745   0.79%    1.40%  to   1.40%  -53.65% to  -53.65%

                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  148,556 $0.98286 to  $2.24908 $276,210   1.71%    1.35%  to   2.00%   13.40% to   14.14%
December 31, 2011  169,900 $0.86409 to  $1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%
December 31, 2009  224,226 $0.76501 to  $1.73514 $319,014   2.82%    1.35%  to   2.00%   23.61% to   24.41%
December 31, 2008  252,566 $0.61713 to  $1.39552 $288,792   2.26%    1.35%  to   2.00%  -38.18% to  -37.77%

                                              PRUDENTIAL GLOBAL PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   34,277 $0.91935 to  $2.00744 $ 59,622   1.61%    1.35%  to   2.00%   15.21% to   15.95%
December 31, 2011   39,339 $0.79560 to  $1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%
December 31, 2009   51,131 $0.78450 to  $1.69810 $ 74,998   2.91%    1.35%  to   2.00%   28.83% to   29.64%
December 31, 2008   57,722 $0.60723 to  $1.31055 $ 65,031   1.82%    1.35%  to   2.00%  -44.04% to  -43.68%

                                             PRUDENTIAL JENNISON PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  136,588 $0.81992 to  $2.39067 $264,878   0.16%    1.35%  to   2.00%   13.89% to   14.63%
December 31, 2011  156,398 $0.71775 to  $2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%
December 31, 2009  193,983 $0.66114 to  $1.91072 $302,738   0.68%    1.35%  to   2.00%   40.23% to   41.12%
December 31, 2008  223,476 $0.47008 to  $1.35460 $246,262   0.52%    1.35%  to   2.00%  -38.51% to  -38.11%

                                    PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   16,924 $2.40521 to  $3.64564 $ 53,499   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   19,186 $2.10724 to  $3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   24,533 $1.71932 to  $2.58701 $ 55,161   1.86%    1.35%  to   1.65%   23.16% to   23.51%
December 31, 2008   28,369 $1.39606 to  $2.09568 $ 51,677   1.16%    1.35%  to   1.65%  -32.16% to  -31.96%

                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   14,599 $1.08327 to  $1.48263 $ 21,529   1.22%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   16,365 $0.92976 to  $1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   18,469 $1.08424 to  $1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   19,690 $0.96293 to  $1.30828 $ 25,610   2.73%    1.35%  to   1.65%   49.91% to   50.37%
December 31, 2008   21,047 $0.64232 to  $0.87049 $ 18,227   1.89%    1.35%  to   1.65%  -49.54% to  -49.39%

                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   28,067 $1.55020 to  $2.40943 $ 67,182   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011   31,233 $1.34518 to  $2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   34,755 $1.37716 to  $2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   38,561 $1.21705 to  $1.87780 $ 71,894   2.00%    1.35%  to   1.65%   23.56% to   23.93%
December 31, 2008   43,431 $0.98503 to  $1.51606 $ 65,377   2.30%    1.35%  to   1.65%  -37.15% to  -36.96%

                                             INVESCO V.I. CORE EQUITY FUND
                   -------------------------------------------------------------------------------------
December 31, 2012   43,198 $1.05048 to  $2.00552 $ 85,180   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011   49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009   64,231 $0.88500 to  $1.67706 $106,158   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008   72,675 $0.70126 to  $1.32547 $ 95,030   2.04%    1.35%  to   1.65%  -31.28% to  -31.08%

                                  JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   -------------------------------------------------------------------------------------
December 31, 2012   31,863 $0.85244 to  $1.77801 $ 55,620   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011   35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009   45,286 $0.69604 to  $1.44140 $ 64,093   0.53%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008   51,812 $0.51888 to  $1.07198 $ 54,523   0.73%    1.35%  to   1.65%  -40.70% to  -40.53%

                                      A60

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2012  28,534 $1.88205 to  $3.40535 $ 95,790   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011  32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009  42,555 $2.04970 to  $3.68158 $154,549   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008  48,523 $1.16037 to  $2.07911 $ 99,657   1.20%    1.35%  to   1.65%  -52.89% to  -52.75%

                                        MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2012   9,422 $1.15583 to  $1.87950 $ 17,640   0.80%    1.35%  to   1.65%   15.36% to   15.72%
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%
December 31, 2009  13,511 $0.89726 to  $1.44843 $ 19,464   1.49%    1.35%  to   1.65%   28.43% to   28.80%
December 31, 2008  15,464 $0.69863 to  $1.12501 $ 17,310   0.54%    1.35%  to   1.65%  -37.13% to  -36.94%

                                         MFS(R) GROWTH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2012  27,447 $1.02455 to  $1.91698 $ 52,206   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  40,132 $0.79756 to  $1.48114 $ 59,016   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008  45,316 $0.58889 to  $1.09086 $ 49,106   0.23%    1.35%  to   1.65%  -38.43% to  -38.25%

                                            AMERICAN CENTURY VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2012  10,985 $1.84301 to  $2.23925 $ 24,485   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  15,043 $1.47454 to  $1.77852 $ 26,635   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008  17,240 $1.25041 to  $1.50461 $ 25,826   2.56%    1.35%  to   1.65%  -27.97% to  -27.75%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2012  13,253 $1.11808 to  $1.94109 $ 25,079   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  17,918 $0.87224 to  $1.50320 $ 26,268   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008  19,232 $0.61753 to  $1.06167 $ 19,939   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  25,911 $1.70567 to  $1.81563 $ 46,983   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  35,692 $1.56131 to  $1.64969 $ 58,835   0.48%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008  38,183 $1.00550 to  $1.05981 $ 40,440   0.56%    1.35%  to   1.65%  -40.14% to  -39.96%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  23,262 $1.12101 to  $1.16370 $ 26,878   1.57%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011  27,280 $1.00779 to  $1.04304 $ 28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  31,083 $1.06904 to  $1.10314 $ 34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  34,701 $0.96368 to  $0.99157 $ 34,218   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008  39,032 $0.74684 to  $0.76620 $ 29,758   0.93%    1.35%  to   1.65%  -41.30% to  -41.12%

                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   ------------------------------------------------------------------------------------
December 31, 2012   7,753 $0.66012 to  $0.68598 $  5,274   0.03%    1.35%  to   1.65%   14.23% to   14.58%
December 31, 2011   7,628 $0.57787 to  $0.59869 $  4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010   8,341 $0.60717 to  $0.62731 $  5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009   9,659 $0.56193 to  $0.57885 $  5,555   0.00%    1.35%  to   1.65%   34.88% to   35.31%
December 31, 2008  10,045 $0.41663 to  $0.42781 $  4,273   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%

                                        PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  52,822 $1.54910 to  $2.05619 $100,418   0.45%    1.35%  to   2.00%   13.78% to   14.51%
December 31, 2011  62,060 $1.36006 to  $1.79660 $103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010  72,892 $1.42540 to  $1.87355 $127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%
December 31, 2009  84,747 $1.15021 to  $1.50448 $119,017   1.52%    1.35%  to   2.00%   28.23% to   29.05%
December 31, 2008  94,790 $0.89606 to  $1.16633 $103,259   1.11%    1.35%  to   2.00%  -31.87% to  -31.43%

                                      A61

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   -----------------------------------------   -----------------------------------------------
                                                      NET      INVESTMENT
                   UNITS         UNIT VALUE          ASSETS      INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)      RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ----------  ---------- -----------------  ------------------
                                        JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   ------------------------------------------------------------------------------------------
December 31, 2012    9,526 $ 0.70809 to  $ 1.58757 $   10,868    0.43%    1.40%  to   2.00%   15.96% to   16.65%
December 31, 2011   11,019 $ 0.60888 to  $ 1.36100 $   10,839    0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010   13,323 $ 0.65560 to  $ 1.46090 $   13,998    0.36%    1.40%  to   2.00%   12.02% to   12.68%
December 31, 2009   16,117 $ 0.58350 to  $ 1.29652 $   14,998    0.39%    1.40%  to   2.00%   33.34% to   34.14%
December 31, 2008   18,115 $ 0.43625 to  $ 0.96655 $   12,589    0.58%    1.40%  to   2.00%  -41.05% to  -40.70%

                                   PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   59,367 $ 1.29003 to  $ 2.87251 $  124,761    0.41%    1.35%  to   2.00%   14.58% to   15.32%
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003    0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289    0.41%    1.35%  to   2.00%   18.08% to   18.82%
December 31, 2009   63,068 $ 0.94298 to  $ 2.08159 $   96,283    0.74%    1.35%  to   2.00%   39.10% to   40.00%
December 31, 2008   71,243 $ 0.67589 to  $ 1.48767 $   77,729    0.30%    1.35%  to   2.00%  -37.48% to  -37.08%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   30,107 $ 0.76353 to  $ 1.89389 $   42,782    0.64%    1.35%  to   2.00%   19.99% to   20.77%
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592    1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478    1.53%    1.35%  to   2.00%   11.78% to   12.49%
December 31, 2009   48,242 $ 0.67634 to  $ 1.66303 $   59,612    2.20%    1.35%  to   2.00%   34.47% to   35.33%
December 31, 2008   54,358 $ 0.50159 to  $ 1.22951 $   48,943    1.65%    1.35%  to   2.00%  -51.27% to  -50.96%

                                         PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   25,837 $ 1.06080 to  $ 1.84942 $   39,628    2.67%    1.40%  to   2.00%   14.62% to   15.31%
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901    2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613    2.19%    1.40%  to   2.00%    8.64% to    9.28%
December 31, 2009   41,016 $ 0.99108 to  $ 1.72527 $   57,944    3.14%    1.40%  to   2.00%   29.75% to   30.52%
December 31, 2008   46,484 $ 0.76162 to  $ 1.32501 $   50,078    2.78%    1.40%  to   2.00%  -45.16% to  -44.83%

                                         AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   13,355 $ 8.63614 to  $14.71569 $  146,463    1.04%    0.55%  to   3.25%   15.77% to   19.01%
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332    1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572    1.29%    0.55%  to   3.25%    6.61% to   11.82%
December 31, 2009    2,660 $ 6.96102 to  $12.21751 $   21,591    3.03%    0.95%  to   2.95%   16.39% to   20.67%
December 31, 2008    1,268 $ 6.41698 to  $ 7.21408 $    8,747    1.64%    1.15%  to   2.40%  -42.08% to  -36.88%

                           AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (EXPIRED ON MAY 4, 2012)
                   ------------------------------------------------------------------------------------------
December 31, 2012        0 $ 8.96281 to  $15.36293 $       (0)   0.00%    0.55%  to   3.15%    8.08% to    9.07%
December 31, 2011    6,970 $ 8.24244 to  $14.15216 $   73,988    1.02%    0.55%  to   3.15%   -5.83% to    3.00%
December 31, 2010    4,547 $ 8.07352 to  $13.93020 $   46,365    1.07%    0.55%  to   3.15%    6.83% to   12.77%
December 31, 2009    1,691 $ 7.27792 to  $12.47459 $   14,155    2.22%    0.95%  to   2.95%   15.01% to   23.81%
December 31, 2008      873 $ 6.57914 to  $ 7.56473 $    6,322    2.15%    1.00%  to   2.40%  -36.28% to  -30.56%

                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012  199,002 $ 9.92265 to  $14.04822 $2,231,745    1.93%    0.55%  to   3.25%    7.52% to   10.53%
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229    1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964    0.55%    0.55%  to   3.25%    6.71% to   10.76%
December 31, 2009   22,057 $ 9.00260 to  $12.39836 $  217,747    0.99%    0.95%  to   2.95%   22.19% to   26.21%
December 31, 2008    3,114 $ 7.13279 to  $ 8.26716 $   24,553    1.96%    0.95%  to   2.65%  -32.00% to  -27.07%

                                             AST COHEN & STEERS REALTY PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   12,446 $10.07765 to  $21.69183 $  173,092    1.29%    0.55%  to   3.25%   11.59% to   14.71%
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243    0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985    1.27%    0.55%  to   3.25%   17.09% to   27.48%
December 31, 2009    1,873 $ 6.56219 to  $14.52687 $   17,283    2.75%    0.95%  to   2.95%   28.83% to   51.09%
December 31, 2008    1,380 $ 5.02371 to  $ 8.21151 $   10,255    4.90%    1.00%  to   2.40%  -36.58% to  -35.69%

                                      AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012  118,657 $10.48017 to  $13.12718 $1,364,558    1.44%    0.55%  to   3.25%    7.11% to   10.11%
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699    0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347    0.37%    0.55%  to   3.25%    4.24% to    7.11%
December 31, 2009   26,845 $ 9.38319 to  $11.67943 $  282,556    0.82%    0.95%  to   2.95%   15.12% to   20.87%
December 31, 2008   12,707 $ 7.82060 to  $ 9.52935 $  113,204    0.32%    0.95%  to   2.75%  -21.01% to  -18.39%

                                      A62

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                              AST BLACKROCK VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  10,223 $ 8.77264 to  $15.29152 $115,122   1.05%    0.55%  to   3.25%    9.71% to   12.78%
December 31, 2011   5,454 $ 7.80945 to  $13.74775 $ 54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010   2,189 $ 7.92255 to  $14.08474 $ 21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%
December 31, 2009   1,483 $ 7.11289 to  $12.77034 $ 12,662   0.86%    0.95%  to   2.95%   15.49% to   26.46%
December 31, 2008   1,121 $ 6.32963 to  $ 7.95205 $  8,361   2.41%    1.00%  to   2.40%  -38.77% to  -37.92%

                                                AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  17,069 $11.01858 to  $15.76773 $211,916   5.75%    0.55%  to   3.25%   10.17% to   13.25%
December 31, 2011   9,602 $ 9.75907 to  $14.11698 $107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010   6,243 $10.64904 to  $13.94919 $ 69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%
December 31, 2009   1,858 $ 9.86035 to  $12.52966 $ 19,507   3.94%    0.95%  to   2.90%   24.31% to   34.28%
December 31, 2008     769 $ 7.42367 to  $ 7.97763 $  6,054   8.92%    0.95%  to   2.40%  -27.29% to  -25.76%

                                        AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   9,818 $ 9.51449 to  $16.96161 $116,290   0.00%    0.55%  to   3.25%   16.17% to   19.41%
December 31, 2011   5,925 $ 7.99180 to  $14.40189 $ 59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010   3,503 $ 9.80048 to  $16.89809 $ 40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%
December 31, 2009   1,490 $ 7.46424 to  $12.99734 $ 12,797   0.20%    0.95%  to   2.55%   29.38% to   31.41%
December 31, 2008     741 $ 5.92475 to  $ 7.39352 $  5,080   0.00%    1.15%  to   2.40%  -45.41% to  -38.18%

                                               AST MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   5,850 $10.19368 to  $17.66406 $ 73,924   0.44%    0.55%  to   3.25%   14.56% to   17.76%
December 31, 2011   3,655 $ 8.68256 to  $15.20886 $ 39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010   2,712 $ 9.84588 to  $16.05923 $ 30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%
December 31, 2009     919 $ 8.24232 to  $13.24524 $  8,484   1.75%    0.95%  to   2.95%   31.78% to   37.58%
December 31, 2008     519 $ 6.33563 to  $ 7.22665 $  3,559   1.05%    1.15%  to   2.40%  -39.58% to  -34.05%

                                              AST SMALL-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   6,003 $10.03524 to  $17.11423 $ 73,641   0.41%    0.55%  to   3.25%   14.31% to   17.51%
December 31, 2011   4,291 $ 8.56576 to  $14.76666 $ 45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010   3,661 $10.21456 to  $16.01106 $ 41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%
December 31, 2009   1,917 $ 8.19364 to  $12.95541 $ 17,742   1.67%    0.95%  to   2.95%   24.02% to   29.87%
December 31, 2008   1,506 $ 6.56669 to  $ 8.14863 $ 11,281   1.14%    1.00%  to   2.40%  -31.37% to  -25.48%

                                     AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   9,486 $10.63210 to  $15.38733 $114,812   0.22%    0.55%  to   3.25%   15.87% to   19.11%
December 31, 2011   5,661 $ 8.95362 to  $13.09897 $ 58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010   5,727 $ 9.78196 to  $13.90429 $ 63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%
December 31, 2009   3,085 $ 8.95378 to  $12.85313 $ 32,211   0.00%    0.95%  to   2.95%   27.10% to   47.99%
December 31, 2008   1,115 $ 6.05017 to  $ 7.74360 $  8,051   0.14%    0.95%  to   2.40%  -41.67% to  -34.07%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  13,956 $10.46013 to  $17.71525 $182,448   0.00%    0.55%  to   3.25%   15.72% to   18.96%
December 31, 2011   8,276 $ 8.81982 to  $15.09953 $ 93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010   7,400 $10.81269 to  $15.86600 $ 88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%
December 31, 2009   2,818 $ 9.33692 to  $13.49906 $ 30,759   0.00%    0.95%  to   2.95%   33.32% to   55.61%
December 31, 2008     953 $ 6.59238 to  $ 7.63476 $  6,917   0.00%    1.00%  to   2.40%  -42.18% to  -35.31%

                                              AST LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  22,984 $ 8.05750 to  $15.24503 $236,678   3.18%    0.55%  to   3.25%   13.08% to   16.24%
December 31, 2011  12,016 $ 6.95898 to  $13.29726 $105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010   8,210 $ 7.33176 to  $14.14819 $ 73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%
December 31, 2009   7,331 $ 6.54070 to  $12.74667 $ 56,990   2.87%    0.95%  to   2.95%   16.63% to   26.67%
December 31, 2008   7,349 $ 5.52836 to  $ 6.82177 $ 48,882   2.22%    0.95%  to   2.40%  -42.86% to  -39.90%

                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  43,060 $10.94845 to  $15.11073 $513,536   1.11%    0.55%  to   3.25%    2.48% to    5.35%
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%
December 31, 2009   1,958 $10.22891 to  $12.09710 $ 21,733   7.38%    0.95%  to   2.90%   19.82% to   33.34%
December 31, 2008   1,183 $ 8.17364 to  $ 8.54833 $  9,951   8.49%    1.15%  to   2.40%  -25.05% to  -24.13%

                                      A63

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                            AST MARSICO CAPITAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   16,939 $ 9.89077 to  $16.00178 $  195,765   0.38%    0.55%  to   3.25%    8.61% to   11.65%
December 31, 2011   11,182 $ 8.89389 to  $14.53184 $  117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010    9,228 $ 9.06112 to  $14.95140 $   99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%
December 31, 2009    5,649 $ 7.63844 to  $12.72864 $   50,094   0.84%    0.95%  to   2.95%   26.37% to   28.54%
December 31, 2008    4,708 $ 6.23147 to  $ 7.27809 $   33,179   0.51%    1.00%  to   2.40%  -44.98% to  -39.89%

                                                  AST MFS GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    6,309 $10.55752 to  $15.06982 $   74,107   0.00%    0.55%  to   3.25%   13.27% to   16.44%
December 31, 2011    3,218 $ 9.10275 to  $13.12223 $   33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010    2,603 $ 9.24407 to  $13.45761 $   27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%
December 31, 2009      986 $ 8.27409 to  $12.16473 $    9,338   0.16%    0.95%  to   2.95%   20.52% to   23.13%
December 31, 2008      674 $ 6.96848 to  $ 8.31391 $    5,322   0.26%    1.00%  to   2.40%  -37.80% to  -31.22%

                                       AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   15,458 $10.25722 to  $17.17555 $  192,774   0.00%    0.55%  to   3.25%    8.72% to   11.77%
December 31, 2011    8,614 $ 9.20532 to  $15.58152 $  100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010    5,335 $ 9.35229 to  $15.62143 $   64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%
December 31, 2009    2,096 $ 7.52062 to  $12.37664 $   20,645   0.00%    0.95%  to   2.95%   23.25% to   28.57%
December 31, 2008    1,398 $ 6.43407 to  $ 8.62745 $   11,182   0.00%    1.15%  to   2.40%  -44.52% to  -36.46%

                                     AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   11,618 $10.11103 to  $18.27003 $  142,067   0.94%    0.55%  to   3.25%   13.32% to   16.48%
December 31, 2011    8,187 $ 8.70651 to  $15.90297 $   86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010    7,174 $ 9.62757 to  $16.62562 $   78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%
December 31, 2009    3,024 $ 7.99019 to  $13.73161 $   26,629   1.77%    0.95%  to   2.90%   34.71% to   39.32%
December 31, 2008    1,606 $ 5.79288 to  $ 6.90162 $   10,553   1.70%    0.95%  to   2.40%  -43.61% to  -37.17%

                                         AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   20,118 $ 9.99469 to  $12.61643 $  218,837   1.17%    0.55%  to   3.25%    1.29% to    4.12%
December 31, 2011   15,357 $ 9.86766 to  $12.18917 $  164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010    9,358 $ 9.97411 to  $12.07057 $  102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%
December 31, 2009    4,168 $10.42590 to  $11.78015 $   48,312   5.30%    0.95%  to   2.95%    4.36% to    9.19%
December 31, 2008    2,767 $ 9.71676 to  $10.83660 $   29,608   5.18%    1.00%  to   2.40%   -2.91% to    0.11%

                                         AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   19,042 $ 8.48182 to  $15.92130 $  206,693   0.18%    0.55%  to   3.25%   13.43% to   16.61%
December 31, 2011    5,793 $ 7.30270 to  $13.84402 $   53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010    4,615 $ 7.31183 to  $14.34884 $   43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%
December 31, 2009    2,161 $ 6.68122 to  $12.91774 $   16,542   3.44%    0.95%  to   2.95%   20.89% to   27.90%
December 31, 2008      798 $ 5.65507 to  $ 6.73924 $    5,075   3.35%    1.00%  to   2.40%  -43.25% to  -42.46%

                                             AST QMA US EQUITY ALPHA PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    5,427 $ 9.53931 to  $17.10866 $   67,692   0.71%    0.55%  to   2.95%   15.39% to   18.15%
December 31, 2011    2,688 $ 8.14600 to  $14.68191 $   27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010    1,934 $ 7.98785 to  $14.46757 $   19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%
December 31, 2009      983 $ 7.12555 to  $12.82018 $    7,830   1.73%    0.95%  to   2.95%   18.97% to   27.22%
December 31, 2008      754 $ 5.90465 to  $ 7.04101 $    5,014   2.28%    0.95%  to   2.40%  -40.16% to  -39.29%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   30,858 $ 7.88745 to  $13.79902 $  313,815   0.41%    0.55%  to   3.25%    0.24% to    3.05%
December 31, 2011   21,581 $ 7.67745 to  $13.57744 $  220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010   18,820 $ 9.78665 to  $16.26883 $  237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%
December 31, 2009    9,564 $ 8.23044 to  $13.76951 $  111,200   1.38%    0.95%  to   2.95%   32.80% to   47.95%
December 31, 2008    6,046 $ 5.58255 to  $ 9.18555 $   50,318   0.62%    1.00%  to   2.40%  -51.16% to  -45.19%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  427,079 $10.69535 to  $14.81356 $5,131,917   1.21%    0.55%  to   3.25%    9.80% to   12.87%
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to    1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to   10.49%
December 31, 2009   42,023 $ 9.03658 to  $12.15888 $  421,914   2.06%    0.95%  to   2.95%   20.34% to   22.97%
December 31, 2008   16,314 $ 7.43372 to  $ 8.81488 $  135,699   1.83%    0.95%  to   2.65%  -27.86% to  -23.34%

                                      A64

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   15,072 $10.68753 to  $16.86736 $  188,579   1.03%    0.55%  to   3.25%   19.07% to   22.40%
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to   -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to   10.99%
December 31, 2009    1,713 $ 8.77866 to  $13.37974 $   18,281   1.77%    0.95%  to   2.95%   28.43% to   32.84%
December 31, 2008      924 $ 7.15759 to  $ 9.03881 $    7,771   1.24%    1.00%  to   2.40%  -35.54% to  -28.62%

                                        AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   14,337 $ 9.30017 to  $15.23803 $  159,507   1.68%    0.55%  to   3.25%   17.94% to   21.24%
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to   -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to    7.63%
December 31, 2009    3,788 $ 8.06067 to  $13.60349 $   36,077   3.65%    0.95%  to   2.95%   32.70% to   34.60%
December 31, 2008    1,881 $ 5.98845 to  $ 8.06508 $   13,887   2.59%    0.95%  to   2.40%  -42.76% to  -36.31%

                                          AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   17,788 $10.32374 to  $13.40697 $  196,194   2.36%    0.55%  to   3.25%    1.80% to    4.65%
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to    3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to    4.75%
December 31, 2009    2,631 $10.44910 to  $11.97584 $   30,156   7.16%    0.95%  to   2.55%    9.49% to   11.06%
December 31, 2008    2,190 $ 9.44110 to  $10.80461 $   22,605   5.04%    1.00%  to   2.40%   -5.95% to   -3.40%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   62,039 $ 8.89580 to  $14.81394 $  604,521   0.26%    0.55%  to   3.25%    7.39% to   10.40%
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to   -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to   13.56%
December 31, 2009   16,369 $ 7.44914 to  $12.77693 $  141,974   1.06%    0.95%  to   2.95%    1.10% to   27.22%
December 31, 2008    5,852 $ 5.85514 to  $ 7.01024 $   39,367   0.72%    0.95%  to   2.40%  -43.68% to  -37.29%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  393,994 $ 9.82079 to  $14.63036 $4,452,563   0.79%    0.55%  to   3.25%   10.02% to   13.10%
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to   -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to   12.31%
December 31, 2009  182,179 $ 8.15083 to  $12.32315 $1,672,572   1.87%    0.95%  to   2.95%   21.96% to   24.15%
December 31, 2008  113,271 $ 6.59783 to  $ 7.79077 $  849,426   0.98%    0.95%  to   2.75%  -36.68% to  -31.11%

                                     AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  347,097 $ 9.96722 to  $14.15903 $3,909,210   0.97%    0.55%  to   3.25%    8.90% to   11.95%
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to   -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to   10.91%
December 31, 2009  135,488 $ 8.48293 to  $12.22943 $1,275,037   2.33%    0.95%  to   2.95%   21.03% to   23.19%
December 31, 2008   99,125 $ 6.92031 to  $ 7.99594 $  766,747   1.13%    0.95%  to   2.75%  -33.66% to  -28.71%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  451,333 $10.33901 to  $14.19558 $5,203,726   0.92%    0.55%  to   3.25%    8.81% to   11.86%
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to   -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to   11.26%
December 31, 2009  196,484 $ 8.76833 to  $12.05401 $1,919,182   1.22%    0.95%  to   2.95%    0.42% to   22.14%
December 31, 2008   53,051 $ 7.30442 to  $ 8.27064 $  424,592   1.06%    0.95%  to   2.75%  -30.61% to  -26.37%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  367,594 $10.51490 to  $13.51575 $4,290,630   1.09%    0.55%  to   3.25%    6.78% to    9.77%
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to    0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to    9.53%
December 31, 2009  115,717 $ 9.58079 to  $11.61945 $1,210,537   0.92%    0.95%  to   2.95%   -0.03% to   18.91%
December 31, 2008   30,030 $ 8.12914 to  $ 9.09941 $  265,987   0.81%    0.95%  to   2.75%  -21.64% to  -18.78%

                                         AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  211,694 $ 9.58449 to  $14.47747 $2,406,115   1.88%    0.55%  to   3.25%    7.03% to   10.03%
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to   -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to   13.29%
December 31, 2009   37,024 $ 8.03026 to  $12.30994 $  325,778   3.84%    0.95%  to   2.95%   20.65% to   23.42%
December 31, 2008   18,094 $ 6.57782 to  $ 7.34272 $  130,124   2.24%    0.95%  to   2.65%  -36.18% to  -32.22%

                                      A65

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                   AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  248,630 $ 8.86900 to  $14.47559 $2,804,356   1.30%    0.55%  to   3.25%    9.25% to   12.30%
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%
December 31, 2009   58,998 $ 7.40130 to  $12.16947 $  483,351   2.18%    0.95%  to   2.95%    0.09% to   24.79%
December 31, 2008   23,483 $ 5.97509 to  $ 6.74838 $  154,549   1.25%    0.95%  to   2.75%  -42.30% to  -37.21%

                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  343,976 $10.48694 to  $15.17148 $4,121,284   1.27%    0.55%  to   3.25%    9.95% to   13.02%
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%
December 31, 2009   51,794 $ 8.94949 to  $12.42655 $  502,645   2.84%    0.95%  to   2.95%   22.94% to   25.01%
December 31, 2008   27,547 $ 7.19429 to  $ 7.98587 $  214,852   1.96%    0.95%  to   2.65%  -31.62% to  -27.56%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   26,918 $10.57497 to  $16.64347 $  334,820   0.00%    0.55%  to   3.25%   13.76% to   16.94%
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%
December 31, 2009    6,994 $ 8.97301 to  $13.17447 $   67,092   0.00%    0.95%  to   2.95%   31.06% to   51.93%
December 31, 2008    5,295 $ 6.20861 to  $ 6.64158 $   33,149   0.14%    1.00%  to   2.40%  -41.96% to  -38.73%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   24,863 $ 8.99838 to  $10.31714 $  240,224   0.01%    0.55%  to   3.25%   -3.25% to   -0.54%
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%
December 31, 2009    6,856 $ 9.80318 to  $10.67105 $   71,974   0.24%    0.95%  to   2.95%   -2.34% to   -0.70%
December 31, 2008    6,401 $10.04509 to  $10.76754 $   68,076   2.25%    0.95%  to   2.65%   -0.14% to    1.54%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    9,973 $ 9.69125 to  $18.80226 $  133,149   0.00%    0.55%  to   3.25%    8.52% to   11.56%
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%
December 31, 2009    3,575 $ 8.52896 to  $13.14833 $   31,797   0.05%    0.95%  to   2.95%   30.52% to   32.65%
December 31, 2008    3,394 $ 6.42979 to  $ 6.77186 $   22,897   0.00%    0.95%  to   2.40%  -36.52% to  -33.33%

                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  205,774 $10.81598 to  $14.46865 $2,382,350   2.53%    0.55%  to   3.25%    5.76% to    8.72%
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%
December 31, 2009   51,426 $ 9.92546 to  $12.32370 $  540,684   0.63%    0.95%  to   2.95%   -0.60% to   15.43%
December 31, 2008    2,743 $ 9.36846 to  $10.69755 $   28,962   3.78%    0.95%  to   2.40%   -6.45% to   -3.18%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    6,716 $ 8.13719 to  $14.02985 $   70,251   2.14%    0.55%  to   3.25%   12.88% to   16.03%
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%
December 31, 2009    1,307 $ 7.38580 to  $13.11671 $   11,673   2.16%    0.95%  to   2.95%   27.44% to   29.64%
December 31, 2008      761 $ 6.22962 to  $ 7.03242 $    5,280   2.62%    1.15%  to   2.40%  -45.32% to  -38.11%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   16,433 $ 8.40498 to  $15.04565 $  167,285   1.04%    0.55%  to   3.25%   16.45% to   19.70%
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%
December 31, 2009    1,455 $ 7.20534 to  $13.28533 $   11,795   1.59%    0.95%  to   2.95%   30.13% to   34.02%
December 31, 2008      761 $ 5.96394 to  $ 6.16356 $    4,624   1.46%    1.15%  to   2.40%  -51.40% to  -50.80%

                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   36,399 $11.01502 to  $12.52719 $  422,609   3.25%    0.55%  to   3.25%    4.34% to    7.26%
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%
December 31, 2009    3,801 $10.05881 to  $10.76877 $   38,962   3.37%    0.95%  to   2.95%    7.10% to   10.58%
December 31, 2008      543 $ 9.12808 to  $ 9.37876 $    5,058   0.13%    0.95%  to   2.40%   -8.80% to   -6.10%

                                      A66

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   -----------------------------------------   -----------------------------------------------
                                                      NET      INVESTMENT
                   UNITS         UNIT VALUE          ASSETS      INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)      RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ----------  ---------- -----------------  ------------------
                                                NVIT DEVELOPING MARKETS FUND
                   ------------------------------------------------------------------------------------------
December 31, 2012      882 $14.54907 to  $15.23556 $   13,170    0.09%    1.40%  to   2.00%   14.49% to   15.17%
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856    0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524    0.00%    1.40%  to   2.00%   13.86% to   14.54%
December 31, 2009    1,437 $14.67036 to  $15.09299 $   21,453    1.15%    1.40%  to   2.00%   59.05% to   59.99%
December 31, 2008    1,133 $ 9.22392 to  $ 9.43370 $   10,589    0.72%    1.40%  to   2.00%  -58.69% to  -58.44%

                              AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012  240,122 $11.79750 to  $15.78403 $3,143,918    1.35%    0.55%  to   2.65%    6.50% to    8.80%
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942    0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555    6.62%    0.55%  to   2.65%    5.34% to    9.77%
December 31, 2009   23,600 $10.83253 to  $11.91239 $  277,671    1.31%    0.95%  to   2.30%    8.49% to   10.26%
December 31, 2008   65,795 $10.69598 to  $10.80437 $  706,744    0.00%    0.95%  to   2.05%    6.98% to    8.05%

                                    AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012   13,761 $11.81915 to  $14.40463 $  168,637    0.49%    1.15%  to   3.25%    2.27% to    4.50%
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657    0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224    0.93%    1.30%  to   2.40%    8.58% to    9.76%
December 31, 2009    2,189 $10.98462 to  $11.21615 $   24,289    0.29%    1.30%  to   2.40%   -8.25% to   -7.26%
December 31, 2008    2,046 $11.97274 to  $12.09377 $   24,606    0.00%    1.30%  to   2.40%   19.75% to   20.95%

                                    AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012    2,327 $11.93263 to  $14.57520 $   29,834    0.83%    1.15%  to   3.25%    2.41% to    4.64%
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027    0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732    0.74%    1.30%  to   2.40%    8.75% to    9.93%
December 31, 2009    1,467 $10.85345 to  $11.08225 $   16,102    0.28%    1.30%  to   2.40%   -9.86% to   -8.88%
December 31, 2008    1,619 $12.04125 to  $12.16291 $   19,590    0.00%    1.30%  to   2.40%   20.44% to   21.64%

                                 AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012    5,471 $10.83725 to  $19.05468 $   72,228    1.37%    0.55%  to   3.25%   22.68% to   26.11%
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411    2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406    1.16%    0.55%  to   3.25%   14.58% to   19.07%
December 31, 2009      355 $ 8.03953 to  $13.95016 $    2,911    1.02%    0.95%  to   2.95%   31.93% to   41.49%
December 31, 2008       27 $ 6.09375 to  $ 6.12807 $      164    0.00%    1.15%  to   2.40%  -40.11% to  -39.78%

                         AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012   20,909 $ 8.90982 to  $16.06935 $  220,458    1.08%    0.55%  to   3.25%   14.09% to   17.28%
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993    0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882    0.30%    0.55%  to   3.25%   16.24% to   21.12%
December 31, 2009    2,787 $ 9.03476 to  $14.81166 $   25,629    0.28%    0.95%  to   2.95%   46.36% to   64.95%
December 31, 2008       97 $ 5.55599 to  $ 5.58718 $      540    0.00%    1.15%  to   2.40%  -44.99% to  -44.69%

                      FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 1, 2008 AND
                                               EXPIRED ON SEPTEMBER 21, 2012)
                   ------------------------------------------------------------------------------------------
December 31, 2012        0 $ 9.57301 to  $14.97302 $       (0)   2.96%    0.55%  to   3.25%   10.71% to   12.94%
December 31, 2011  136,049 $ 8.60412 to  $13.39083 $1,361,263    0.02%    0.55%  to   3.25%  -10.47% to   -2.21%
December 31, 2010  114,431 $ 8.98185 to  $13.88351 $1,165,490    3.85%    0.55%  to   3.25%    5.60% to    9.20%
December 31, 2009   26,709 $ 8.36337 to  $12.83927 $  228,762    5.19%    0.95%  to   2.95%   26.66% to   28.84%
December 31, 2008    3,342 $ 6.60055 to  $ 6.67497 $   22,207    4.54%    0.95%  to   2.65%  -34.50% to  -33.77%

                            AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012   14,958 $10.52515 to  $17.90792 $  192,756    0.48%    0.55%  to   3.25%   11.92% to   15.05%
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213    0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334    0.34%    0.55%  to   3.25%   14.10% to   25.57%
December 31, 2009    1,010 $ 9.43289 to  $12.77276 $    9,809    0.89%    0.95%  to   2.95%   23.87% to   28.33%
December 31, 2008       71 $ 7.61489 to  $ 7.66279 $      545    0.00%    1.00%  to   2.40%  -24.10% to  -23.63%

                                      A67

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                              AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  178,381 $ 9.83583 to  $15.08440 $2,100,412   0.45%    0.55%  to   3.25%   12.13% to   15.27%
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%
December 31, 2009   19,248 $ 8.22388 to  $12.35611 $  162,373   0.37%    0.95%  to   2.95%   22.12% to   25.66%
December 31, 2008    1,750 $ 6.65498 to  $ 6.73005 $   11,717   0.03%    0.95%  to   2.65%  -34.10% to  -33.36%

                            AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  221,186 $ 9.83094 to  $13.66670 $2,470,812   0.52%    0.55%  to   3.25%    6.69% to    9.68%
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%
December 31, 2009   22,971 $ 8.77459 to  $11.95029 $  206,515   0.28%    0.95%  to   2.95%   18.25% to   22.23%
December 31, 2008    3,073 $ 7.29981 to  $ 7.38211 $   22,578   0.01%    0.95%  to   2.65%  -27.59% to  -26.77%

                             AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  129,515 $10.40314 to  $14.87346 $1,521,500   0.44%    0.55%  to   3.25%    9.89% to   12.96%
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%
December 31, 2009   13,284 $ 8.75409 to  $12.26108 $  118,947   0.26%    0.95%  to   2.95%   21.32% to   25.48%
December 31, 2008    1,149 $ 7.09425 to  $ 7.17421 $    8,203   0.01%    0.95%  to   2.65%  -29.84% to  -29.05%

                          AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  142,917 $10.28303 to  $13.69989 $1,608,379   0.57%    0.55%  to   3.25%    6.54% to    9.52%
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%
December 31, 2009   17,717 $ 9.09584 to  $11.87199 $  164,854   0.20%    0.95%  to   2.95%   17.66% to   22.22%
December 31, 2008    2,161 $ 7.56739 to  $ 7.65257 $   16,459   0.01%    0.95%  to   2.65%  -24.99% to  -24.15%

                            AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  113,955 $10.22856 to  $14.20334 $1,323,739   0.49%    0.55%  to   3.25%    9.94% to   13.01%
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%
December 31, 2009    6,536 $ 8.80911 to  $11.98361 $   58,908   0.32%    0.95%  to   2.95%   18.10% to   20.09%
December 31, 2008      746 $ 7.45897 to  $ 7.54313 $    5,599   0.01%    0.95%  to   2.65%  -26.17% to  -25.34%

                                    PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       13 $13.27826 to  $14.43316 $      177   0.00%    0.55%  to   2.00%   19.70% to   21.43%
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%
December 31, 2009        2 $ 8.95999 to  $ 9.08577 $       16   0.00%    1.50%  to   2.00%   27.80% to   28.87%
December 31, 2008        1 $ 7.01089 to  $ 7.02706 $       10   0.00%    2.00%  to   2.35%  -31.72% to  -31.56%

                                PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       34 $11.79908 to  $13.04871 $      424   0.80%    0.55%  to   2.30%    8.36% to   10.25%
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%
December 31, 2009        8 $ 9.07106 to  $ 9.22877 $       74   1.22%    1.30%  to   2.00%   18.77% to   20.01%
December 31, 2008        7 $ 7.65475 to  $ 7.69024 $       55   3.00%    1.30%  to   2.00%  -24.13% to  -23.78%

                                       PROFUND VP FINANCIALS (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012      115 $ 6.57243 to  $10.93910 $      895   0.12%    0.55%  to   2.30%   21.92% to   24.04%
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%
December 31, 2009      121 $ 5.90194 to  $ 5.98047 $      722   2.96%    1.50%  to   2.30%   12.42% to   13.31%
December 31, 2008       36 $ 5.26042 to  $ 5.27796 $      192   2.57%    1.50%  to   2.00%  -49.35% to  -49.18%

                                       PROFUND VP HEALTH CARE (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       98 $12.04846 to  $12.71236 $    1,228   0.38%    0.55%  to   2.30%   14.76% to   16.76%
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%
December 31, 2009       41 $ 9.70197 to  $ 9.86247 $      401   0.76%    1.30%  to   2.30%   16.81% to   18.02%
December 31, 2008       21 $ 8.29892 to  $ 8.35649 $      172   0.44%    1.30%  to   2.35%  -18.25% to  -17.69%

                                      A68

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                   NET   INVESTMENT
                   UNITS        UNIT VALUE        ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)   RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------ ---------- -----------------  ------------------
                                    PROFUND VP INDUSTRIALS (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    25   $ 9.66036 to  $12.94217  $269     0.28%   0.55%  to   2.35%   13.13% to   15.16%
December 31, 2011    19   $ 8.53881 to  $11.23828  $171     0.35%   0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010    24   $ 8.89801 to  $11.41249  $214     0.20%   1.50%  to   2.35%   14.03% to   21.92%
December 31, 2009    11   $ 7.35928 to  $ 7.46270  $ 85     0.53%   1.50%  to   2.35%   21.25% to   22.27%
December 31, 2008     9   $ 6.06953 to  $ 6.10367  $ 53     0.00%   1.50%  to   2.35%  -40.29% to  -39.96%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    32   $11.21885 to  $13.08646  $373     0.00%   0.55%  to   2.30%   12.78% to   14.75%
December 31, 2011    32   $ 9.94731 to  $11.40463  $326     0.00%   0.55%  to   2.30%   -5.07% to   -3.43%
December 31, 2010    52   $10.47890 to  $11.80941  $579     0.00%   0.55%  to   2.30%   18.01% to   26.77%
December 31, 2009    17   $ 8.34760 to  $ 8.48599  $145     0.00%   1.30%  to   2.30%   35.21% to   36.54%
December 31, 2008     8   $ 6.18606 to  $ 6.21489  $ 48     0.00%   1.30%  to   2.00%  -38.58% to  -38.30%

                                   PROFUND VP MID-CAP VALUE (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    56   $10.37597 to  $12.37923  $645     0.16%   0.55%  to   2.30%   13.94% to   15.92%
December 31, 2011    66   $ 9.10660 to  $10.67879  $665     0.15%   0.55%  to   2.30%   -6.08% to   -4.45%
December 31, 2010    46   $ 9.69632 to  $11.17632  $456     0.26%   0.55%  to   2.30%   11.96% to   18.91%
December 31, 2009    26   $ 8.23508 to  $ 8.37151  $215     1.47%   1.30%  to   2.30%   27.93% to   29.19%
December 31, 2008     5   $ 6.44994 to  $ 6.47989  $ 32     0.00%   1.30%  to   2.00%  -36.69% to  -36.40%

                                    PROFUND VP REAL ESTATE (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    48   $ 9.82085 to  $14.13382  $496     2.52%   0.55%  to   2.30%   14.53% to   16.53%
December 31, 2011    43   $ 8.57465 to  $12.12925  $386     0.00%   0.55%  to   2.30%    2.40% to    4.17%
December 31, 2010    83   $ 8.37375 to  $11.60561  $707     3.90%   0.95%  to   2.30%   15.86% to   22.85%
December 31, 2009    67   $ 6.86993 to  $ 6.96107  $467     4.03%   1.50%  to   2.30%   25.02% to   26.01%
December 31, 2008    11   $ 5.50600 to  $ 5.52429  $ 63     0.00%   1.50%  to   2.00%  -46.33% to  -46.15%

                                  PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    34   $11.18920 to  $16.45836  $411     0.00%   0.55%  to   2.90%    9.31% to   11.86%
December 31, 2011    37   $10.17680 to  $15.05725  $403     0.00%   0.55%  to   2.90%   -1.57% to    0.72%
December 31, 2010    51   $10.27873 to  $15.29722  $550     0.00%   0.55%  to   2.90%   17.66% to   24.11%
December 31, 2009    20   $ 8.36346 to  $ 8.50207  $171     0.00%   1.30%  to   2.30%   23.27% to   24.55%
December 31, 2008     6   $ 6.79469 to  $ 6.82623  $ 42     0.00%   1.30%  to   2.00%  -32.82% to  -32.50%

                                  PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    27   $10.68964 to  $12.26837  $314     0.00%   0.55%  to   2.30%   13.54% to   15.52%
December 31, 2011    39   $ 9.41484 to  $10.62040  $404     0.00%   0.55%  to   2.30%   -6.26% to   -4.63%
December 31, 2010    25   $10.04307 to  $11.09991  $259     0.07%   0.95%  to   2.30%   11.22% to   20.54%
December 31, 2009    22   $ 8.41420 to  $ 8.55355  $187     0.48%   1.30%  to   2.30%   17.69% to   18.86%
December 31, 2008     2   $ 7.18696 to  $ 7.19653  $ 15     0.00%   1.30%  to   1.50%  -29.74% to  -29.64%

                                 PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    18   $ 9.71718 to  $14.39725  $213     3.22%   0.55%  to   2.35%   13.84% to   15.88%
December 31, 2011    15   $ 8.53611 to  $12.42479  $133     3.63%   0.55%  to   2.35%   -0.47% to    1.31%
December 31, 2010    25   $ 8.57621 to  $12.26438  $246     2.48%   0.55%  to   2.35%   13.03% to   22.07%
December 31, 2009    16   $ 7.58749 to  $ 7.69379  $121    10.90%   1.50%  to   2.35%    4.86% to    5.73%
December 31, 2008     6   $ 7.23615 to  $ 7.27660  $ 40     0.00%   1.50%  to   2.35%  -29.60% to  -29.20%

                                     PROFUND VP UTILITIES (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    63   $ 9.05776 to  $12.64461  $651     2.12%   0.55%  to   2.30%   -2.12% to   -0.41%
December 31, 2011    55   $ 9.25352 to  $12.69674  $589     1.69%   0.55%  to   2.30%   14.87% to   16.86%
December 31, 2010    36   $ 8.05537 to  $10.86454  $295     2.48%   0.55%  to   2.30%    3.57% to    8.26%
December 31, 2009    38   $ 7.77777 to  $ 7.88054  $297     5.44%   1.50%  to   2.30%    8.25% to    9.10%
December 31, 2008     5   $ 7.19947 to  $ 7.22327  $ 39     0.93%   1.50%  to   2.00%  -28.71% to  -28.47%

                                  PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    70   $10.42444 to  $12.68990  $767     0.08%   0.55%  to   2.30%   10.18% to   12.10%
December 31, 2011    69   $ 9.46136 to  $11.32042  $691     0.00%   0.55%  to   2.30%    0.82% to    2.56%
December 31, 2010    71   $ 9.38481 to  $11.03756  $677     0.06%   0.55%  to   2.30%   10.49% to   11.73%
December 31, 2009    67   $ 8.48227 to  $ 8.59420  $574     0.00%   1.50%  to   2.30%   26.82% to   27.82%
December 31, 2008     1   $ 6.70176 to  $ 6.72390  $  8     0.00%   1.50%  to   2.00%  -33.72% to  -33.50%

                                      A69

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT YEAR ENDED                                    FOR YEAR ENDED
                   --------------------------------------        -----------------------------------------------
                                                          NET    INVESTMENT
                   UNITS              UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)         LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------       ----------------------  -------- ---------- -----------------  ------------------
                                   PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 1, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012      92       $ 8.76356 to  $12.13040 $    878   0.86%    0.55%  to   2.30%   12.82% to   14.79%
December 31, 2011      97       $ 7.76766 to  $10.56792 $    851   0.69%    0.55%  to   2.30%   -3.49% to   -1.82%
December 31, 2010      89       $ 8.04896 to  $10.76394 $    733   0.89%    0.55%  to   2.30%    7.47% to   11.78%
December 31, 2009      45       $ 7.29354 to  $ 7.45124 $    330   3.70%    1.00%  to   2.30%   16.78% to   18.28%
December 31, 2008       2       $ 6.25789 to  $ 6.28698 $     15   2.52%    1.30%  to   2.00%  -38.90% to  -38.61%

                          AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012   5,590       $ 9.54913 to  $12.14782 $ 61,346   0.45%    0.55%  to   3.25%    9.55% to   12.61%
December 31, 2011   3,425       $ 8.50545 to  $10.83000 $ 33,837   0.33%    0.55%  to   3.25%  -14.75% to   -6.39%
December 31, 2010   2,319       $10.44965 to  $11.61473 $ 24,809   0.02%    0.55%  to   3.25%    4.81% to   12.65%
December 31, 2009      47       $10.29149 to  $10.30741 $    487   0.00%    1.15%  to   2.35%    1.45% to    1.59%

                          AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012   6,499       $10.54999 to  $12.92284 $ 78,351   0.00%    0.55%  to   3.25%   11.44% to   14.55%
December 31, 2011   3,024       $ 9.23751 to  $11.32571 $ 32,384   0.00%    0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010   1,478       $10.66273 to  $11.35800 $ 16,039   0.00%    0.95%  to   3.25%    6.95% to   10.27%
December 31, 2009      24       $10.27380 to  $10.30032 $    249   0.00%    0.95%  to   2.95%    1.89% to    2.14%

                                   AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      48       $11.48725 to  $12.95314 $    589   2.69%    1.30%  to   3.25%    2.86% to    4.95%
December 31, 2011     314       $11.06416 to  $12.41953 $  3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010   1,771       $ 9.54633 to  $10.66744 $ 17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%
December 31, 2009     114       $ 8.74021 to  $ 8.83518 $    996   0.00%    1.30%  to   2.40%  -12.60% to  -11.65%

                                   AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012  13,596       $11.48120 to  $12.19387 $160,818   0.52%    1.15%  to   3.25%    1.70% to    3.91%
December 31, 2011  15,087       $11.28966 to  $11.73508 $173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010     450       $10.47326 to  $10.59081 $  4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                   AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012  14,512       $12.80734 to  $13.85470 $191,262   0.78%    1.15%  to   3.25%    3.32% to    5.57%
December 31, 2011  18,356       $12.39610 to  $13.14210 $232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010   2,261       $10.64953 to  $11.06626 $ 24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012      44       $13.63464 to  $14.19378 $    603   1.60%    1.40%  to   1.85%   11.61% to   12.11%
December 31, 2011      52       $12.21604 to  $12.66075 $    649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010      68       $14.26638 to  $14.72045 $    984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012     502       $ 1.55055 to  $ 2.23677 $  1,091   0.00%    1.40%  to   1.85%   18.56% to   19.09%
December 31, 2011     683       $ 1.30203 to  $ 1.87829 $  1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010     961       $ 1.39498 to  $ 2.01236 $  1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012      41       $12.20120 to  $12.33511 $    501   0.00%    1.40%  to   1.85%    6.14% to    6.62%
December 31, 2011      47       $11.49507 to  $11.56958 $    545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010      66       $12.23884 to  $12.26392 $    804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012     107       $12.08206 to  $12.21442 $  1,299   1.09%    1.40%  to   1.85%   12.25% to   12.75%
December 31, 2011     131       $10.76329 to  $10.83306 $  1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010     183       $11.79431 to  $11.81846 $  2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                   AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2012  10,633       $12.12814 to  $12.65985 $131,877   0.03%    1.15%  to   3.25%    2.40% to    4.63%
December 31, 2011   7,051       $11.84372 to  $12.09978 $ 84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                                      A70

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012   19,469 $ 9.82808 to  $10.09074 $  192,842   0.04%    0.55%  to   2.15%   10.77% to   12.54%
December 31, 2011    9,116 $ 8.87815 to  $ 8.96673 $   81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                            AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012  137,665 $ 9.81460 to  $10.27765 $1,388,059   0.47%    0.55%  to   3.25%    8.25% to   11.28%
December 31, 2011   89,096 $ 9.06646 to  $ 9.23573 $  816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                      WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND -- CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012      123 $12.16401 to  $12.23691 $    1,502   0.58%    1.40%  to   1.85%   13.69% to   14.20%
December 31, 2011      125 $10.69886 to  $10.71531 $    1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                              AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012   12,451 $10.46916 to  $10.74805 $  132,486   0.17%    0.55%  to   2.75%    4.16% to    6.52%
December 31, 2011    1,096 $10.05117 to  $10.08473 $   11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                           AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012    3,617 $10.25066 to  $10.52360 $   37,538   0.23%    0.55%  to   2.75%    1.98% to    4.30%
December 31, 2011      428 $10.05125 to  $10.08481 $    4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                    AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012    3,101 $10.24517 to  $10.45376 $   32,173   0.00%    1.30%  to   3.25%    2.45% to    4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012  226,667 $10.62945 to  $10.82950 $2,436,575   0.00%    0.55%  to   3.25%    6.32% to    8.30%

                          AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012   18,256 $10.21676 to  $10.40185 $  188,504   0.92%    0.55%  to   3.15%    2.19% to    4.02%

                       AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012       40 $10.38171 to  $10.42862 $      414   0.00%    0.55%  to   1.75%    3.83% to    4.29%

                               AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012      103 $10.15815 to  $10.23902 $    1,049   0.00%    0.55%  to   2.65%    1.60% to    2.39%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an

                                      A71

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

           effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2012 or from the effective date of the subaccount through the end of the reporting period.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Retirement Advisor - With Combo 5% and HAV
   1.40%     No Optional Benefits
             Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
             Discovery Preferred Variable Annuity (0.15% Admin and 1.25% M&E)
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
   1.50%     No Optional Benefits
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
             Premier Bb Series with LT5 or HD5
             Premier Bb Series - with HD GRO
             Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A72

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------------------------
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
             Discovery Choice Enhanced
             Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
             Premier B Series with HDV
             Premier B Series with Roll-up & HAV
   1.70%     GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5
             Premier Retirement B - With HAV
             Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier B Series with HD GRO
             Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and
              Step Up
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with HD GRO
             Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HD GRO
             Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HD GRO II OR GRO Plus II

                                      A73

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier L Series with HDV
             Premier L Series with Roll-up & HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.05%     Premier X Series with HDV
             Premier X Series with Roll-up & HAV
             Premier Bb Series with LT5
             Premier Bb Series with LT5 and HDV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier B Series 5% Roll Up and HAV and HD GRO
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier L Series with HD GRO
             Premier Retirement B - With Combo 5% and HAV
             Premier Retirement L - With HAV
   2.15%     With SLT5
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier X Series with LT5 or HD5
             Premier X Series with HD GRO
             Premier Retirement C - With HAV
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
             Premier L Series
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier B Series with LT5
             Premier B Series with LT5 and HDV
             Premier B Series with LT5 or HD5 and Roll-up & HAV

                                      A74

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
             Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and
              Roll Up
             Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Enhanced FlexElite with SLT5
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     With HD GRO II OR GRO Plus II
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             With LT5 or HD5 and with HDV
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement L - With Combo 5% and HAV
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or
              Step Up
             With LT5 or HD5 and with HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with LT5
             Premier L Series with LT5 and HDV
             Premier L Series with LT5 or HD5 and Roll-up & HAV
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
             Premier X Series with LT5 and HDV
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier X Series with LT5 or HD5 and Roll-up & HAV
             Premier Retirement X - With Combo 5% and HAV

                                      A75

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
             Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
             Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income
        2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product and may vary by State).

                                      A76

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 8: OTHER


        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A77

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2011 and 2010

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

 Financial Statements                                                   Page #
 --------------------                                                   ------

 Management's Annual Report on Internal Control Over Financial
   Reporting                                                              B-2

 Consolidated Financial Statements:

 Consolidated Statements of Financial Position--December 31, 2011 and
   2010                                                                   B-3

 Consolidated Statements of Operations and Comprehensive Income
 Years ended December 31, 2011, 2010 and 2009                             B-4

 Consolidated Statements of Stockholder's Equity
 Years ended December 31, 2011, 2010 and 2009                             B-5

 Consolidated Statements of Cash Flows
 Years ended December 31, 2011, 2010 and 2009                             B-6

 Notes to Consolidated Financial Statements                               B-8

 Report of Independent Registered Public Accounting Firm                 B-83

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2011, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2011.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding internal control over financial reporting. Internal controls over Financial Reporting were not subject to attestation by the Company's registered public accounting firm pursuant to final rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

In conjunction with the restatement of these financial statements discussed in Notes 1 and 2, Management has reassessed the Company's internal contracts over financial reporting and concluded that the Company's internal control over financial reporting was effective at December 31, 2011.

March 9, 2012 except for the reassessment related to the restatement of these financial statements, as to which the date is July 20, 2012

Pruco Life Insurance Company

Consolidated Statements of Financial Position
As of December 31, 2011 and December 31, 2010 (in thousands, except share amounts)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                December 31, December 31,
                                                                                                    2011         2010
                                                                                                ------------ ------------
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $5,151,406; 2010 -
 $5,701,829)                                                                                    $ 5,544,124  $ 6,042,303
Equity securities, available for sale, at fair value (cost: 2011 - $9,627; 2010 - $17,964)            8,269       19,407
Trading account assets, at fair value                                                                25,843       22,705
Policy loans                                                                                      1,050,878    1,061,607
Short-term investments                                                                              283,281      246,904
Commercial mortgage and other loans                                                               1,406,492    1,275,022
Other long-term investments                                                                         268,486      131,994
                                                                                                -----------  -----------
  Total investments                                                                               8,587,373    8,799,942
Cash and cash equivalents                                                                           287,423      364,999
Deferred policy acquisition costs                                                                 2,545,600    2,693,689
Accrued investment income                                                                            86,020       92,806
Reinsurance recoverables                                                                          5,729,116    2,727,161
Receivables from parents and affiliates                                                             195,543      249,339
Deferred sales inducements                                                                          542,742      537,943
Income taxes receivable                                                                              76,066            -
Other assets                                                                                         44,555       53,375
Separate account assets                                                                          58,156,771   43,269,091
                                                                                                -----------  -----------
Total Assets                                                                                     76,251,209   58,788,345
                                                                                                ===========  ===========

LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                                   7,811,674    7,511,987
Future policy benefits and other policyholder liabilities                                         5,294,308    3,327,549
Cash collateral for loaned securities                                                               153,651       76,574
Securities sold under agreements to repurchase                                                       40,491        2,957
Income taxes payable                                                                                      -      307,778
Short-term debt to affiliates                                                                       129,000            -
Long-term debt to affiliates                                                                      1,172,000      895,000
Payables to parent and affiliates                                                                     3,377       41,910
Other liabilities                                                                                   694,497      475,489
Separate account liabilities                                                                     58,156,771   43,269,091
                                                                                                -----------  -----------
Total Liabilities                                                                                73,455,769   55,908,335
                                                                                                -----------  -----------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($10 par value;
  1,000,000 shares, authorized;
  250,000 shares, issued and outstanding)                                                             2,500        2,500

Additional paid-in capital                                                                          836,021      792,226

Retained earnings                                                                                 1,743,291    1,902,185

Accumulated other comprehensive income                                                              213,628      183,099
                                                                                                -----------  -----------
Total Equity                                                                                      2,795,440    2,880,010
                                                                                                -----------  -----------
TOTAL LIABILITIES AND EQUITY                                                                    $76,251,209  $58,788,345
                                                                                                ===========  ===========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income (Loss)
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                          2011        2010        2009
                                                                                       ----------  ----------  ---------
REVENUES

Premiums                                                                               $   72,787  $   66,392  $  71,593
Policy charges and fee income                                                           1,109,495     591,047    652,034
Net investment income                                                                     439,950     438,244    406,040
Asset administration fees                                                                 203,508      81,358     34,004
Other income                                                                               43,861      51,319     45,841
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                           (71,348)   (120,637)   (97,552)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income                                                                    62,379     108,826     65,656
  Other realized investment gains (losses), net                                           271,052     122,445   (437,288)
                                                                                       ----------  ----------  ---------
    Total realized investment gains (losses), net                                         262,083     110,634   (469,184)
                                                                                       ----------  ----------  ---------
Total Revenues                                                                          2,131,684   1,338,994    740,328
                                                                                       ----------  ----------  ---------
BENEFITS AND EXPENSES

Policyholders' benefits                                                                   312,211        (891)   160,333
Interest credited to policyholders' account balances                                      502,585     250,517    271,379
Amortization of deferred policy acquisition costs                                         973,203      66,428    230,208
General, administrative and other expenses                                                697,884     505,956    333,340
                                                                                       ----------  ----------  ---------
Total Benefits and Expenses                                                             2,485,883     822,010    995,260
                                                                                       ----------  ----------  ---------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                        (354,199)    516,984   (254,932)
                                                                                       ----------  ----------  ---------

Income taxes
  Current                                                                                  42,474     157,318     93,658
  Deferred                                                                               (263,930)    (29,219)  (248,231)
                                                                                       ----------  ----------  ---------

Income tax expense (benefit)                                                             (221,456)    128,099   (154,573)
                                                                                       ----------  ----------  ---------
NET INCOME (LOSS)                                                                      $ (132,743) $  388,885  $(100,359)
                                                                                       ==========  ==========  =========
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                                   (178)       (195)       349
    Unrealized investment gains (losses) for the period                                   122,946      97,392    357,688
    Reclassification adjustment for (gains) losses included in net income                 (75,822)     46,532     34,650
                                                                                       ----------  ----------  ---------
  Net unrealized investment gains (losses)                                                 47,124     143,924    392,338
                                                                                       ----------  ----------  ---------
Other comprehensive income (loss), before tax:                                             46,946     143,729    392,687
  Less: Income tax expense (benefit) related to items of other comprehensive
   income                                                                                  16,417      50,137    135,293
  Impact of adoption of new guidance for other-than-temporary impairments of debt
   securities, net of taxes                                                                     -           -     19,536
                                                                                       ----------  ----------  ---------
Other comprehensive income (loss), net of tax:                                             30,529      93,592    276,930
                                                                                       ----------  ----------  ---------
COMPREHENSIVE INCOME (LOSS)                                                            $ (102,214) $  482,477  $ 176,571
                                                                                       ==========  ==========  =========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------


                                                                                        Accumulated
                                                                Additional                 Other
                                                         Common  Paid-in    Retained   Comprehensive   Total
                                                         Stock   Capital    Earnings   Income (Loss)   Equity
                                                         ------ ---------- ----------  ------------- ----------
Balance, December 31, 2008                               $2,500  $815,664  $2,046,712    $(137,135)  $2,727,741

Cumulative effect of adoption of accounting principle                        (352,589)     (30,752)    (383,341)
Contributed Capital                                           -    13,194           -                    13,194
Impact of adoption of new guidance for other-than-
 temporary impairments of debt securities, net of taxes       -         -      19,536      (19,536)           -
Comprehensive income:
  Net income (loss)                                           -         -    (100,359)           -     (100,359)
  Other comprehensive income (loss), net of tax               -         -           -      276,930      276,930
                                                                                                     ----------
Total comprehensive income                                                                              176,571
                                                         ------  --------  ----------    ---------   ----------
Balance, December 31, 2009                               $2,500  $828,858  $1,613,300    $  89,507   $2,534,165

Contributed Capital                                           -        10           -            -           10
Affiliated Asset Transfers                                    -   (36,642)          -            -      (36,642)
Dividend to Parent                                            -         -    (100,000)           -     (100,000)
Comprehensive income:
  Net income                                                  -         -     388,885                   388,885
  Other comprehensive income (loss), net of tax               -         -           -       93,592       93,592
                                                         ------  --------  ----------    ---------   ----------
Total comprehensive income                                                                              482,477
                                                         ------  --------  ----------    ---------   ----------
Balance, December 31, 2010                               $2,500  $792,226  $1,902,185    $ 183,099   $2,880,010

Contributed Capital- Parent/Child Asset Transfers             -     3,543           -            -        3,543
Affiliated Asset Transfers                                    -    40,252     (26,151)           -       14,101
Comprehensive income:
  Net income (loss)                                           -         -    (132,743)           -     (132,743)
  Other comprehensive income (loss), net of tax               -         -           -       30,529       30,529
                                                                                                     ----------
Total comprehensive income                                                                             (102,214)
                                                         ------  --------  ----------    ---------   ----------
Balance, December 31, 2011                               $2,500  $836,021  $1,743,291    $ 213,628   $2,795,440
                                                         ======  ========  ==========    =========   ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                                   2011
                                                                                                 Restated       2010
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                                              $  (132,743) $   388,885
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Policy charges and fee income                                                                   (127,683)    (204,264)
  Interest credited to policyholders' account balances                                             502,585      250,517
  Realized investment (gains) losses, net                                                         (262,083)    (110,634)
  Amortization and other non-cash items                                                            (68,098)     (20,870)
  Change in:
   Future policy benefits and other insurance liabilities                                          870,582      728,898
   Reinsurance recoverables                                                                       (798,474)    (819,599)
   Accrued investment income                                                                         6,785       (2,686)
   Receivables from parent and affiliates                                                           46,595      (37,402)
   Payables to parent and affiliates                                                               (48,064)       7,754
   Deferred policy acquisition costs                                                              (123,100)    (839,806)
   Income taxes payable                                                                           (412,217)     (56,052)
   Deferred sales inducements                                                                     (289,642)    (246,006)
   Other, net                                                                                      160,375      (34,532)
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                                 $  (675,182) $  (995,797)
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale                                                        $ 1,069,922  $ 1,843,933
   Short-term investments                                                                        1,167,039    1,069,535
   Policy loans                                                                                    122,721      115,225
   Commercial mortgage and other loans                                                              82,098       64,520
   Other long-term investments                                                                      10,612       24,443
   Equity securities, available for sale                                                            10,355       15,978
   Trading account assets, at fair value                                                             5,174        4,527
  Payments for the purchase/origination of:                                                              -            -
   Fixed maturities, available for sale                                                         (1,135,456)  (1,846,086)
   Short-term investments                                                                       (1,203,342)  (1,143,338)
   Policy loans                                                                                   (102,230)    (119,752)
   Commercial mortgage and other loans                                                            (204,951)    (305,789)
   Other long-term investments                                                                     (70,641)     (62,979)
   Equity securities, available for sale                                                            (8,528)      (6,777)
   Trading account assets, at fair value                                                                 -            -
  Notes receivable from parent and affiliates, net                                                   6,842       55,863
  Other                                                                                              2,757        4,852
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES                                                 $  (247,628) $  (285,845)
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
  Policyholders' account deposits                                                              $ 3,044,607  $ 3,092,710
  Ceded policyholders' account deposits                                                           (117,916)           -
  Policyholders' account withdrawals                                                            (2,555,035)  (2,328,806)
  Ceded policyholders' account withdrawals                                                           8,824            -
  Net change in securities sold under agreement to repurchase and cash collateral for loaned
   securities                                                                                      114,612     (128,177)
  Dividend to parent                                                                                     -     (100,000)
  Contributed capital (including parent/child asset transfer)                                        3,543           10
  Net change in financing arrangements (maturities 90 days or less)                                 69,599       72,793
  Net change in long-term borrowing                                                                277,000      895,000
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES                                                 $   845,234  $ 1,503,530
                                                                                               -----------  -----------
  Net increase (decrease) in cash and cash equivalents                                             (77,576)     221,888
  Cash and cash equivalents, beginning of year                                                     364,999      143,111
                                                                                               -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                         $   287,423  $   364,999
                                                                                               ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes (refunded) paid                                                                 $   166,606  $   185,220
  Interest paid                                                                                $    33,104  $     3,212

                                                                                                   2009
                                                                                               -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                                              $  (100,359)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Policy charges and fee income                                                                   (265,669)
  Interest credited to policyholders' account balances                                             271,379
  Realized investment (gains) losses, net                                                          469,184
  Amortization and other non-cash items                                                            (10,451)
  Change in:
   Future policy benefits and other insurance liabilities                                          475,721
   Reinsurance recoverables                                                                       (533,781)
   Accrued investment income                                                                       (10,959)
   Receivables from parent and affiliates                                                           94,287
   Payables to parent and affiliates                                                               (41,496)
   Deferred policy acquisition costs                                                              (199,050)
   Income taxes payable                                                                            (86,464)
   Deferred sales inducements                                                                      (94,526)
   Other, net                                                                                      (16,104)
                                                                                               -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                                 $   (48,288)
                                                                                               -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale                                                        $ 1,673,613
   Short-term investments                                                                          775,481
   Policy loans                                                                                    150,744
   Commercial mortgage and other loans                                                              46,286
   Other long-term investments                                                                       1,761
   Equity securities, available for sale                                                            19,541
   Trading account assets, at fair value                                                                 5
  Payments for the purchase/origination of:                                                              -
   Fixed maturities, available for sale                                                         (2,443,789)
   Short-term investments                                                                         (872,256)
   Policy loans                                                                                   (117,727)
   Commercial mortgage and other loans                                                            (230,550)
   Other long-term investments                                                                      (7,253)
   Equity securities, available for sale                                                           (19,636)
   Trading account assets, at fair value                                                           (13,301)
  Notes receivable from parent and affiliates, net                                                (143,419)
  Other                                                                                              7,817
                                                                                               -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES                                                 $(1,172,683)
                                                                                               -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
  Policyholders' account deposits                                                              $ 1,937,462
  Ceded policyholders' account deposits                                                                  -
  Policyholders' account withdrawals                                                            (1,223,565)
  Ceded policyholders' account withdrawals                                                               -
  Net change in securities sold under agreement to repurchase and cash collateral for loaned
   securities                                                                                       53,994
  Dividend to parent                                                                                     -
  Contributed capital (including parent/child asset transfer)                                            -
  Net change in financing arrangements (maturities 90 days or less)                                  1,146
  Net change in long-term borrowing                                                                      -
                                                                                               -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES                                                 $   769,037
                                                                                               -----------
  Net increase (decrease) in cash and cash equivalents                                            (451,934)
  Cash and cash equivalents, beginning of year                                                     595,045
                                                                                               -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                         $   143,111
                                                                                               ===========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes (refunded) paid                                                                 $   (68,108)
  Interest paid                                                                                $         8

                See Notes to Consolidated Financial Statements

Significant Non Cash Transactions

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows excludes $313 million of increases in fixed maturities, available for sale related to a non-cash transfer of assets to the Company. These assets were received as consideration of premium due to the Company for the recapture of policies issued prior to January 1, 2011 previously reinsured by UPARC, an affiliate (See Note 13).

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows also excludes $1,054 million of decreases in fixed maturities available for sale related to the coinsurance transaction with PAR U, an affiliate (See
Note 13). The assets transferred included $1,009 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $45 million to Prudential Insurance, the Company's parent company, to settle tax expenses arising from this coinsurance transaction.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, or the "Company," is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance," which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all States except New York.

The Company has three subsidiaries, including one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey, or "PLNJ," and two subsidiaries formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life Insurance Company and its subsidiaries are together referred to as the Company and all financial information is shown on a consolidated basis. Two additional subsidiaries formerly owned by the Company for the purpose of acquiring fixed income investments were liquidated in 2009.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities only in New Jersey and New York.

Beginning in March 2010, Prudential Annuities Life Assurance Corporation ("PALAC"), an affiliate of the Company, ceased offering its existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product in the Company. In general, the new product line offers the same optional living benefits and optional death benefits as offered by PALAC's existing variable annuities. However, subject to applicable contractual provisions and administrative rules, PALAC will continue to accept subsequent purchase payments on in force contracts under existing annuity products. These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. In addition, by limiting its variable annuity offerings to a single product line sold through one insurer (and its affiliate, for New York sales), the Prudential Annuities business unit of Prudential Financial expects to convey a more focused, cohesive image in the marketplace.

Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "U.S. GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS AND BASIS OF PRESENTATION (continued)


Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Restatement of Consolidated Statement of Cash Flows
The Company has restated the Consolidated Statement of Cash Flows for the year ended December 31, 2011 included in the Company's 2011 Annual Report on Form 10-K. While the restatement affects the subtotals of cash flows from operating, investing and financing activities, it has no impact on the net increase (decrease) in cash and cash equivalents for the previously reported period. The restatement also has no impact on the Company's Consolidated Statements of Financial Position, Consolidated Statements of Operations or Consolidated Statements of Stockholder's Equity as of the end of or for any previously reported period.

The restatement primarily corrects the presentation of the settlements of certain reinsurance transactions between the Company and its affiliates that occurred during the quarter ended December 31, 2011. The settlements were made by transferring fixed maturity securities, however, the Consolidated Statement of Cash Flows for the year ended December 31, 2011 reflected these settlements as if they were made with cash. The correct presentation is to exclude these non-cash transactions from the Consolidated Statement of Cash Flows and disclose them in the Consolidated Financial Statements. Primarily as a result of the incorrect presentation of these non-cash transactions, Cash Flows used in Operating Activities was overstated by $768.2 million, Cash Flows from Investing Activities was overstated by $635.1 million and Cash Flows from Financing Activities was overstated by $133.1 million. These transactions are fully described in Note 13.

For further detail on the 2011 Consolidated Statement of Cash Flows, as reported and as restated, refer to Note 2.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments and Investment Related Liabilities
The Company's investments in debt and equity securities include fixed maturities; trading account assets; equity securities; and short-term investments. The accounting policies related to these, as well as commercial mortgage and other loans, are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available for sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Interest income, as well as the related amortization of premium and accretion of discount, is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available for sale," net

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)."

Equity securities available for sale are comprised of common stock, and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Trading account assets, at fair value, consist primarily of asset-backed securities, commercial mortgage-backed securities and perpetual preferred stock whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities." Realized and unrealized gains and losses for these investments are reported in "Other income." Interest and dividend income from these investments is reported in "Net investment income."

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other). Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage loan and agricultural loan portfolios on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for loan losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage loans and agricultural loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and agricultural loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. As part of securities repurchase agreements or securities loan transactions the Company transfers U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company transfers cash as collateral and receives U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General, administrative and other expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General, administrative and other expenses").

Other long-term investments consist of the derivatives, the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

"Short-term investments" primarily consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities, an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)." Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions, and are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs
Costs that are directly related to the production of new insurance and annuity products are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") include incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance retrospectively adopted effective January 1, 2012, which is reflected in the Consolidated Financial Statements. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs for interest sensitive and variable life products and fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (approximately 25 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Reinsurance recoverables
Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Separate Account Assets and Liabilities
Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholder's account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Deferred sales inducements
The Company provides sales inducements to contractholders, which primarily reflect an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized in "Deferred sales inducements". They are amortized using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances."

Other Assets and Other Liabilities
Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits
The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For life insurance and annuity products, expected mortality and morbidity is generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation on our term life products. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and morbidity and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity products with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes net liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 7, and certain unearned revenues.

Policyholders' Account Balances
The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include a provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities
Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition
Premiums from individual life products, other than interest-sensitive life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are accounted for as embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive contracts, are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC. Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized using assumptions consistent with those used to account for the underlying policies.

Asset Administration Fees
The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, financial indices, or the values of securities. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options which are contracted in the over-the-counter market with an affiliate. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, financial indices, values of securities, credit spreads, market volatility, expected returns, non-performance risks and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Derivatives are recorded either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty for which a master netting arrangement has been executed. As discussed below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges are recorded in current earnings. Cash flows from these derivatives are reported in the operating and investing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge, or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company ("UPARC"). The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the value of the underlying contractual guarantees that are carried at fair value and included in "Reinsurance recoverable," and changes in "Realized investment gains (losses), net." In the third quarter of 2011, the Company amended its reinsurance agreement resulting in a recapture of a portion of this business (See Note 13) effective July 1, 2011. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company entered into a new coinsurance agreement with an affiliate, Prudential Arizona Reinsurance Universal Company, ("PAR U") effective July 1, 2011. The settlement of the initial coinsurance premium also occurred subsequent to the effective date of the coinsurance agreement and contains a settlement provision similar to the recapture premium, discussed above. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

Income Taxes
The Company is a member of the consolidated federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements
In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2009 on January 1, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2010 on January 1, 2011. The required disclosures are provided in
Note 10 and Note 11.

In April 2010, the FASB issued authoritative guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively to all prior periods upon the date of adoption, with early adoption permitted. The Company's adoption of this guidance effective January 1, 2011 did not have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The Company adopted this guidance effective December 31, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are included above and in Note 3. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. These disclosures are effective for

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

the first interim or annual reporting period beginning on or after June 15, 2011, concurrent with the effective date of guidance for determining what constitutes a troubled debt restructuring. The disclosures required by this guidance related to troubled debt restructurings were adopted in the third quarter of 2011 and are included above and in Note 3.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

Effective January 1, 2012 the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Consolidated Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $672 and $684 million, an increase in "Policyholders' Account Balances" of $3 and $3 million, and a reduction in "Total equity" of $469 and $446 million, respectively. As of December 31, 2011, "Other Liabilities" increased $48 million and "Reinsurance Recoverables" increased $2 million related to the impact of this guidance on the 2011 coinsurance agreement with PAR U (see Note 8), The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was a decrease of $34, $125 and $53 million, respectively. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


The following tables present amounts as previously reported in 2011, the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column. Also included within the Statement of Cash Flows table within the "Impact of Restatement" column is the impact of the restatement described in Note 1 for the year ended December 31, 2011.

Consolidated Statements of Financial Position:

                                                   December 31, 2011
                                           ----------------------------------
                                               As                     As
                                           Previously  Effect of   Currently
                                            Reported    Change     Reported
                                           ----------- ---------  -----------
                                                     (in thousands)
   Deferred policy acquisition costs       $ 3,217,508 $(671,908) $ 2,545,600
   Reinsurance recoverables                  5,727,610     1,506    5,729,116
   Income taxes receivable (1)                       -    76,066       76,066
   Other assets                                 44,557        (2)      44,555
   Total assets                             76,845,547  (594,338)  76,251,209

   Policyholders' account balances           7,808,840     2,834    7,811,674
   Income taxes payable (1)                    176,517  (176,517)           -
   Other liabilities                           646,569    47,928      694,497
   Total liabilities                        73,581,524  (125,755)  73,455,769

   Retained earnings                         2,233,698  (490,407)   1,743,291
   Accumulated other comprehensive income      191,804    21,824      213,628
   Total equity                              3,264,023  (468,583)   2,795,440
   Total liabilities and equity            $76,845,547 $(594,338) $76,251,209

    (1)Income taxes reported in December 31, 2011 was in a payable position. The effect of the change converted the balance to a receivable position and was moved into the asset section of the balance sheet.

                                                   December 31, 2010
                                           ----------------------------------
                                               As                     As
                                           Previously  Effect of   Currently
                                            Reported    Change     Reported
                                           ----------- ---------  -----------
                                                     (in thousands)
   Deferred policy acquisition costs       $ 3,377,557 $(683,868) $ 2,693,689
   Total assets                             59,472,213  (683,868)  58,788,345
   Policyholders' account balances           7,509,169     2,818    7,511,987
   Income taxes                                548,280  (240,502)     307,778
   Total liabilities                        56,146,019  (237,684)  55,908,335
   Retained earnings                         2,370,525  (468,340)   1,902,185
   Accumulated other comprehensive income      160,943    22,156      183,099
   Total equity                              3,326,194  (446,184)   2,880,010
   Total liabilities and equity            $59,472,213 $(683,868) $58,788,345

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Consolidated Statements of Operations:

                                                       Year Ended December 31, 2011
                                                   ------------------------------------
                                                   As Previously Effect of  As Currently
                                                     Reported     Change      Reported
                                                   ------------- ---------  ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                       $1,109,123   $     372   $1,109,495
Other income                                            42,598       1,263       43,861
  Total revenues                                     2,130,049       1,635    2,131,684
Benefits and expenses
Amortization of deferred policy acquisition costs    1,114,843    (141,640)     973,203
General, administrative and other expenses             520,665     177,219      697,884
Total benefits and expenses                          2,450,304      35,579    2,485,883
Income (loss) from operations before income taxes     (320,255)    (33,944)    (354,199)
Income tax expense (benefit)                          (209,579)    (11,877)    (221,456)
Net income (loss)                                   $ (110,676)  $ (22,067)  $ (132,743)

                                                       Year Ended December 31, 2010
                                                   ------------------------------------
                                                   As Previously Effect of  As Currently
                                                     Reported     Change      Reported
                                                   ------------- ---------  ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                       $  589,051   $   1,996   $  591,047
  Total revenues                                     1,336,998       1,996    1,338,994
Benefits and expenses
Amortization of deferred policy acquisition costs       93,125     (26,697)      66,428
General, administrative and other expenses             352,366     153,590      505,956
  Total benefits and expenses                          695,117     126,893      822,010
Income (loss) from operations before income taxes      641,881    (124,897)     516,984
Income tax expense (benefit)                           171,813     (43,714)     128,099
Net income (loss)                                   $  470,068   $ (81,183)  $  388,885

                                                       Year Ended December 31, 2009
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                        $ 653,134   $ (1,100)  $ 652,034
  Total revenues                                       741,428     (1,100)    740,328
Benefits and expenses
Amortization of deferred policy acquisition costs      294,286    (64,078)    230,208
General, administrative and other expenses             217,181    116,159     333,340
  Total benefits and expenses                          943,179     52,081     995,260
Income (loss) from operations before income taxes     (201,751)   (53,181)   (254,932)
Income tax expense (benefit)                          (135,960)   (18,613)   (154,573)
Net income (loss)                                    $ (65,791)  $(34,568)  $(100,359)

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Consolidated Statements of Cash Flows:

                                                         Year Ended December 31, 2011
                                                ----------------------------------------------
                                                     As       Effect                   As
                                                 Previously     of      Impact of   Currently
                                                  Reported    Change   Restatement  Reported
                                                -----------  --------  ----------- -----------
                                                                (in thousands)
Cash flows from (used in) operating activities
Net income                                      $  (110,676) $(22,067) $        -  $  (132,743)
Policy charges and fee income                      (213,804)     (363)     86,484     (127,683)
Change in:
  Reinsurance recoverables                       (1,951,987)   (1,006)  1,154,519     (798,474)
  Payable to parent and affiliates                  (38,856)               (9,208)     (48,064)
  Deferred policy acquisition costs                 170,673   (12,613)   (281,160)    (123,100)
  Income taxes payable                             (441,534)  (11,877)     41,194     (412,217)
  Other, net                                        336,092    47,926    (223,643)     160,375
Cash flows from (used in) operating activities   (1,443,368)        -     768,186     (675,182)
Cash flows from (used in) investing activities
Proceeds from the sale/maturity/prepayment of:
  Fixed maturities available for sale             1,705,018         -    (635,096)   1,069,922
Cash flows from (used in) investing activities      387,468         -    (635,096)    (247,628)
Cash flows from (used in) financing activities
Ceded policyholders' account deposits                     -         -    (117,916)    (117,916)
Policyholders' account withdrawals               (2,531,037)        -     (23,998)  (2,555,035)
Ceded policyholders' account withdrawals                  -         -       8,824        8,824
Cash flows from (used in) financing activities  $   973,324  $      -  $ (133,090) $   845,234

                                                    Year Ended December 31, 2010
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash flows from (used in) operating activities
Net income (loss)                                 $ 470,068   $(81,183)  $ 388,885
Policy charges and fee income                      (202,268)    (1,996)   (204,264)
Change in:
  Deferred policy acquisition costs                (966,699)   126,893    (839,806)
  Income taxes payable                              (12,338)   (43,714)    (56,052)
Cash flows from (used in) operating activities    $(995,797)  $      -   $(995,797)

                                                    Year Ended December 31, 2009
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash flows from (used in) operating activities
Net income (loss)                                 $ (65,791)  $(34,568)  $(100,359)
Policy charges and fee income                      (266,769)     1,100    (265,669)
Change in:
  Deferred policy acquisition costs                (251,131)    52,081    (199,050)
  Income taxes payable                              (67,851)   (18,613)    (86,464)
Cash flows from (used in) operating activities    $ (48,288)  $      -   $ (48,288)

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Future Adoption of New Accounting Pronouncements
In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Company expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Company's consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance effective January 1, 2012 is not expected to have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

3. INVESTMENTS

Fixed Maturities and Equity Securities
The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                     December 31, 2011
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (4)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $  144,083  $ 14,321   $     4   $  158,400  $      -
Obligations of U.S. states and their political
 subdivisions                                         43,830     5,808         -       49,638         -
Foreign government bonds                              47,910     6,615         4       54,521         -
Public utilities                                     589,574    63,283     1,497      651,360         -
All other corporate securities                     3,145,363   252,186     6,956    3,390,593    (1,285)
Asset-backed securities (1)                          376,505    19,235    22,495      373,245   (27,122)
Commercial mortgage-backed securities                505,310    37,015         2      542,323         -
Residential mortgage-backed securities (2)           298,831    25,550       337      324,044    (1,296)
                                                  ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale        $5,151,406  $424,013   $31,295   $5,544,124  $(29,703)
                                                  ==========  ========   =======   ==========  ========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                 December 31, 2011
                                                 --------------------------------------------------
                                                                                        Other-than-
                                                             Gross      Gross            temporary
                                                 Amortized Unrealized Unrealized Fair   impairments
                                                   Cost      Gains      Losses   Value  in AOCI (4)
                                                 --------- ---------- ---------- ------ -----------
                                                                   (in thousands)
Equity securities, available-for-sale
Common Stocks:
  Public utilities                                $   90      $  5      $   23   $   71
  Industrial, miscellaneous & other                7,100       597       1,742    5,956
Non-redeemable preferred stocks                    2,437         6         201    2,242
                                                  ------      ----      ------   ------
Total equity securities, available-for-sale (3)   $9,627      $608      $1,966   $8,269
                                                  ======      ====      ======   ======

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)During the third quarter of 2011, perpetual preferred stocks of $8.4 million were reclassified to "Trading Account Assets". Prior periods were not restated.
    (4)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $11 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                                                                     December 31, 2010
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (3)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $  223,442  $  4,563   $    43   $  227,962  $      -
Obligations of U.S. states and their political
 subdivisions                                         25,126        66     1,063       24,129         -
Foreign government bonds                              48,725     5,984         -       54,709         -
Public utilities                                     494,163    40,646     2,412      532,397         -
All other corporate securities                     3,596,805   252,050    11,055    3,837,800      (694)
Asset-backed securities (1)                          417,339    22,316    30,077      409,578   (37,817)
Commercial mortgage-backed securities                546,056    34,711       247      580,520         -
Residential mortgage-backed securities (2)           350,173    25,228       193      375,208    (1,437)
                                                  ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale        $5,701,829  $385,564   $45,090   $6,042,303  $(39,948)
                                                  ==========  ========   =======   ==========  ========
Equity securities available-for-sale
Common Stocks:
  Public utilities                                $       90  $     14   $     -   $      104
  Banks, trusts & insurance companies                      -         -         -            -
  Industrial, miscellaneous & other                    7,324     2,545       309        9,560
Non-redeemable preferred stocks                        2,438         -     1,390        1,048
Perpetual preferred stocks                             8,112       793       210        8,695
                                                  ----------  --------   -------   ----------
Total equity securities, available-for-sale       $   17,964  $  3,352   $ 1,909   $   19,407
                                                  ==========  ========   =======   ==========

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which were not included in earnings. Amount excludes $15 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2011, are as follows:

                                                  Available-for-Sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
         Due in one year or less                 $  321,169 $  324,872

         Due after one year through five years    1,556,554  1,663,138

         Due after five years through ten years   1,371,340  1,503,916

         Due after ten years                        721,697    812,586

         Asset-backed securities                    376,505    373,245

         Commercial mortgage-backed securities      505,310    542,323

         Residential mortgage-backed securities     298,831    324,044
                                                 ---------- ----------
           Total                                 $5,151,406 $5,544,124
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                    2011      2010       2009
                                                                                  --------  --------  ----------
                                                                                          (in thousands)
Fixed maturities, available-for-sale
  Proceeds from sales                                                             $218,200  $788,657  $  572,902
  Proceeds from maturities/repayments                                              836,724   919,875   1,100,012
  Gross investment gains from sales, prepayments and maturities                     83,600    45,098      17,375
  Gross investment losses from sales and maturities                                   (411)   (2,497)    (19,291)
Equity securities, available-for-sale
  Proceeds from sales                                                             $  6,397  $  6,978  $   14,408
  Proceeds from maturities/repayments                                                3,958     9,000       5,000
  Gross investment gains from sales                                                  3,857       348       1,785
  Gross investment losses from sales                                                     -      (367)       (363)
Fixed maturity and equity security impairments
  Net writedowns for other-than-temporary impairment losses on fixed maturities
   recognized in earnings (1)                                                     $ (8,969) $(11,811) $  (31,896)
  Writedowns for other-than-temporary impairment losses on equity securities        (2,255)     (147)     (2,259)

    (1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). The net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                                                Year Ended     Year Ended
                                                                                               December 31,   December 31,
                                                                                                   2011           2010
                                                                                              -------------- --------------
                                                                                              (in thousands) (in thousands)
Balance, beginning of period                                                                     $36,820        $42,943
Credit loss impairments previously recognized on securities which matured, paid down,
 prepaid or were sold during the period                                                           (7,456)        (7,144)
Credit loss impairments previously recognized on securities impaired to fair value during
 the period (1)                                                                                   (4,055)        (7,158)
Credit loss impairment recognized in the current period on securities not previously
 impaired                                                                                            403             26
Additional credit loss impairments recognized in the current period on securities previously
 impaired                                                                                          5,630          8,950
Increases due to the passage of time on previously recorded credit losses                          1,487          2,222
Accretion of credit loss impairments previously recognized due to an increase in cash flows
 expected to be collected                                                                         (1,322)        (3,019)
                                                                                                 -------        -------
Balance, end of period                                                                           $31,507        $36,820
                                                                                                 =======        =======

    (1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Trading Account Assets
The following table provides information relating to trading account assets, at fair value as of the dates indicated:

                                           December 31, 2011 December 31, 2010
                                           ----------------- -----------------
                                           Amortized  Fair   Amortized  Fair
                                             Cost     Value    Cost     Value
                                           --------- ------- --------- -------
                                                     (in thousands)
 Fixed maturities:
   Asset-backed securities                  $16,597  $17,419  $16,074  $17,525
   Commercial mortgage-backed securities      4,978    5,062    4,950    5,180
                                            -------  -------  -------  -------
 Total fixed maturities                      21,575   22,481   21,024   22,705
 Equity securities (1)                        3,135    3,362        -        -
                                            -------  -------  -------  -------
 Total trading account assets               $24,710  $25,843  $21,024  $22,705
                                            =======  =======  =======  =======

    (1)During 2011, perpetual preferred stocks of $8.4 million were reclassified from "Equity Securities, available-for-sale". Prior periods were not restated.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was ($0.5) million, ($0.2) million and $3.2 million during the years ended December 31, 2011 , 2010 and 2009, respectively.

Commercial Mortgage and Other Loans
The Company's commercial mortgage and other loans are comprised as follows as of the dates indicated:

                                                                         December 31, 2011     December 31, 2010
                                                                       --------------------  --------------------
                                                                           Amount     % of       Amount     % of
                                                                       (in thousands) Total  (in thousands) Total
Commercial mortgage and other loans by property type:
Industrial buildings                                                     $  261,699    18.4%   $  226,174    17.4%
Retail                                                                      453,352    31.9       438,072    33.8
Apartments/Multi-Family                                                     218,524    15.4       203,749    15.7
Office buildings                                                            223,587    15.8       208,699    16.1
Hospitality                                                                  61,910     4.4        57,409     4.4
Other                                                                        97,383     6.9        85,133     6.6
                                                                         ----------   -----    ----------   -----
Total commercial mortgage loans by property type                          1,316,455    92.8     1,219,236    94.0
Agricultural property loans                                                 102,850     7.2        77,214     6.0
                                                                         ----------   -----    ----------   -----
Total commercial mortgage and agricultural loans by property type         1,419,305   100.0%    1,296,450   100.0%
                                                                                      =====                 =====
Valuation allowance                                                         (12,813)              (21,428)
                                                                         ----------            ----------
Total net commercial and agricultural mortgage loans by property type    $1,406,492            $1,275,022
                                                                         ==========            ==========

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in California (21%), New Jersey (13%), Texas (8%) and Virginia (8%) at December 31, 2011.

Activity in the allowance for losses for all commercial mortgage and other loans, for the years ended December 31, 2011, 2010 and 2009, is as follows:

                                                   2011 (2) 2010 (2) 2009 (2)
                                                   -------- -------- --------
                                                         (in thousands)
   Allowance for losses, beginning of year         $21,428  $25,742  $ 8,173
   Addition to / (release of) allowance of losses   (8,615)  (4,314)  17,569
                                                   -------  -------  -------
   Allowance for losses, end of year (1)           $12,813  $21,428  $25,742
                                                   =======  =======  =======

    (1)Agricultural loans represent $0.4 million, $0.4 million and $0.0 million of the ending allowance at December 31, 2011, 2010 and 2009, respectively.
    (2)Valuation allowances for 2011 and 2010 are presented in a format consistent with new disclosure requirements under the updated guidance issued by FASB in 2011. Valuation allowances for 2009 are provided consistent with the prior presentation.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans for the years ended December 31, 2011 and 2010:

                                                           December 31, 2011 December 31, 2010
                                                           ----------------- -----------------
                                                                       Total Loans
                                                                     (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)     $    5,743        $   10,536
Ending balance: collectively evaluated for impairment (2)          7,070            10,892
                                                              ----------        ----------
Total ending balance                                          $   12,813        $   21,428
Recorded Investment: (3)
Ending balance: individually evaluated for impairment (1)     $   17,849        $   38,061
Ending balance: collectively evaluated for impairment (2)      1,401,456         1,258,389
                                                              ----------        ----------
Total ending balance, gross of reserves                       $1,419,305        $1,296,450
                                                              ==========        ==========

    (1)There were no agricultural loans individually evaluated for impairments at December 31, 2011 and 2010.
    (2)Agricultural loans collectively evaluated for impairment had a recorded investment of $103 million and $77.2 million and related allowance of $0.4 million at December 31, 2011 and 2010, respectively.
    (3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of December 31, 2011 and 2010 had a recorded investment and unpaid principal balance of $17.8 million and $38 million and related allowance of $5.7 million and $10.5 million, respectively, primarily related to the hospitality and other property types. At December 31, 2011 and 2010, the Company held no impaired agricultural loans. Net investment income recognized on these loans totaled $0.5 million for the year ended December 31, 2011 and $1 million for the year ended December 31, 2010.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of December 31, 2011 and 2010, the Company held no such loans. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2 Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2011 and 2010, 93% of the $1.4 billion recorded investment and 88% of the $1.3 billion recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2011 and 2010, 95% of the recorded investment had a debt service coverage ratio of 1.1X or greater. As of December 31, 2011, approximately $72 million or 5% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2010, approximately $86 million or 7% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of December 31, 2011 and 2010, all commercial mortgage and other loans were in current status, with the exception of $1.6 million and $22.2 million, respectively, that were classified as past due, primarily related to

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

other property types, As of December 31, 2011 and 2010, $22.6 million and $38.1 million, respectively, of commercial mortgage and other loans, were in non-accrual status based upon the recorded investment gross of allowance for credit losses, primarily related to hospitality and other property types. See
Note 2 for further discussion regarding nonaccrual status loans. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

For the year ended December 31, 2011, there were no commercial mortgage and other loans sold or acquired.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company's outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

Other Long term Investments
"Other long-term investments" are comprised as follows at December 31:

                                                       2011     2010
                                                     -------- --------
                                                      (in thousands)
          Company's investment in Separate accounts  $ 31,947 $ 29,827
          Joint ventures and limited partnerships     113,445   86,972
          Derivatives                                 123,094   15,195
                                                     -------- --------
          Total other long- term investments         $268,486 $131,994
                                                     ======== ========

Net Investment Income
Net investment income for the years ended December 31, was from the following sources:

                                                  2011      2010      2009
                                                --------  --------  --------
                                                       (in thousands)
   Fixed maturities, available for sale         $300,850  $313,036  $306,535
   Equity securities, available for sale             227     1,005     1,966
   Trading account assets                          1,582     1,156     1,086
   Commercial mortgage and other loans            81,282    71,541    60,575
   Policy loans                                   56,716    55,599    53,934
   Short-term investments and cash equivalents     1,052       918     2,407
   Other long-term investments                    16,421    11,552    (6,700)
                                                --------  --------  --------
   Gross investment income                       458,130   454,807   419,803
   Less: investment expenses                     (18,180)  (16,563)  (13,763)
                                                --------  --------  --------
   Net investment income                        $439,950  $438,244  $406,040
                                                ========  ========  ========

Carrying value for non-income producing assets included in fixed maturities totaled $9 million as of December 31, 2011. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2011.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Realized Investment Gains (Losses), Net
Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                 2011      2010       2009
                                               --------  --------  ---------
                                                       (in thousands)
   Fixed maturities                            $ 74,220  $ 30,790  $ (33,813)
   Equity securities                              1,602      (166)      (837)
   Commercial mortgage and other loans            8,615     1,379    (17,568)
   Joint ventures and limited partnerships         (265)        -       (731)
   Derivatives                                  177,855    78,577   (416,318)
   Other                                             56        54         83
                                               --------  --------  ---------
      Realized investment gains (losses), net. $262,083  $110,634  $(469,184)
                                               ========  ========  =========

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains and losses on securities classified as "available for sale" and certain other long-term investments and other assets are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)," or "AOCI." Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income
(loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                    Investments     and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Balance, December 31, 2008           $      -           $     -           $-         $     -       $      -
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009          (19,184)            1,446            -           6,208        (11,530)
Net investment gains (losses)
 on investments arising during
 the period                            26,718                 -            -          (9,252)        17,466
Reclassification adjustment for
 OTTI losses included in net
 income                                 9,704                 -            -          (3,360)         6,344
Reclassification adjustment for
 OTTI gains excluded from
 net income(1)                        (43,123)                -            -          14,932        (28,191)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                      -            14,629            -          (5,120)         9,509

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                    Investments     and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account
 balance                                     -                -          (7,993)       2,798          (5,195)
                                     ---------         --------        --------      -------       ---------
Balance, December 31, 2009                                                           $
                                     $ (25,885)        $ 16,075        $ (7,993)       6,206       $ (11,597)
                                     ---------         --------        --------      -------       ---------
Net investment gains (losses)
 on investments arising during
 the period                             (6,744)               -               -        2,359          (4,385)
Reclassification adjustment for
 OTTI losses included in net
 income                                  7,954                -               -       (2,784)          5,170
Reclassification adjustment for
 OTTI gains excluded from
 net income(1)                             (29)               -               -           10             (19)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                       -           (2,262)              -          792          (1,470)
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account
 balance                                     -                -             890         (312)            578
                                     ---------         --------        --------      -------       ---------
Balance, December 31, 2010           $ (24,704)        $ 13,813        $ (7,103)     $ 6,271       $ (11,723)
                                     ---------         --------        --------      -------       ---------
Net investment gains (losses)
 on investments arising during
 the period                             (3,779)               -               -        1,322          (2,457)
Reclassification adjustment for
 OTTI losses included in net
 income                                  9,623                -               -       (3,369)          6,254
Reclassification adjustment for
 OTTI gains excluded from
 net income(1)                             212                -               -          (75)            137
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                       -           (3,626)              -        1,268          (2,358)
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account
 balance                                     -                -           4,167       (1,459)          2,708
                                     ---------         --------        --------      -------       ---------
Balance, December 31, 2011           $ (18,648)        $ 10,187        $ (2,936)     $ 3,958       $  (7,439)
                                     =========         ========        ========      =======       =========

    (1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                Accumulated Other
                                                                                                  Comprehensive
                                                                                                  Income (Loss)
                                                                                     Deferred    Related To Net
                                   Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                  Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                   Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                  ----------------- ----------------- ------------- ----------- -----------------
                                                                  (in thousands)
Balance, December 31, 2008            $(331,900)        $ 191,666       $(115,086)   $  87,285      $(168,035)
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009            (12,856)              538               -        4,312         (8,006)
Net investment gains (losses) on
 investments arising during the
 period                                 513,845                 -               -     (177,932)       335,913
Reclassification adjustment for
 (gains) losses included in net
 income                                  24,946                 -               -       (8,638)        16,308
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                               43,123                 -               -      (14,932)        28,191
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                        -          (335,032)              -      117,261       (217,771)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                     -                 -         175,577      (61,452)       114,125
                                      ---------         ---------       ---------    ---------      ---------
Balance, December 31, 2009            $ 237,158         $(142,828)      $  60,491    $ (54,096)     $ 100,725
Net investment gains (losses) on
 investments arising during the
 period                                 124,639                 -               -      (43,618)        81,021
Reclassification adjustment for
 (gains) losses included in net
 income                                  38,578                 -               -      (13,501)        25,077
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                   29                 -               -          (10)            19
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                        -           (51,330)              -       18,128        (33,202)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                     -                 -          32,199      (11,270)        20,929
                                      ---------         ---------       ---------    ---------      ---------
Balance, December 31, 2010            $ 400,404         $(194,158)      $  92,690    $(104,367)     $ 194,569
Net investment gains (losses) on
 investments arising during the
 period                                 128,890                 -               -      (45,090)        83,800
Reclassification adjustment for
 (gains) losses included in net
 income                                 (85,445)                -               -       29,905        (55,540)

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                  Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                               (212)                 -              -            73          (139)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                      -             14,638              -        (5,124)        9,514
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                   -                  -        (17,345)        6,070       (11,275)
                                     --------          ---------       --------     ---------      --------
Balance, December 31, 2011           $443,637          $(179,520)      $ 75,345     $(118,533)     $220,929
                                     ========          =========       ========     =========      ========

    (1)Includes cash flow hedges. See Note 5 for information on cash flow hedges.
    (2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The table below presents net unrealized gains (losses) on investments by asset at December 31:

                                                                     December 31, December 31, December 31,
                                                                         2011         2010         2009
                                                                     ------------ ------------ ------------
                                                                                 (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized    $(18,648)    $(24,704)    $(25,885)
Fixed maturity securities, available for sale - all other               411,366      365,178      210,581
Equity securities, available for sale                                    (1,359)       1,443          310
Derivatives designated as cash flow hedges (1)                            2,523          808       (2,974)
Other investments                                                        31,107       32,975       29,241
                                                                       --------     --------     --------
Net unrealized gains (losses) on investments                           $424,989     $375,700     $211,273
                                                                       ========     ========     ========

    (1)See Note 5 for more information on cash flow hedges.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTSX (continued)


Duration of Gross Unrealized Loss Positions for Fixed Maturities
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, at December 31:

                                                                  December 31, 2011
                                          -------------------------------------------------------------------
                                          Less than twelve months Twelve months or more         Total
                                          ----------------------- --------------------- ---------------------
                                                        Gross                  Gross                 Gross
                                                      Unrealized             Unrealized            Unrealized
                                          Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                          ----------  ----------  ---------- ---------- ---------- ----------
                                                                   (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $  4,696     $    4     $     -    $     -    $  4,696   $     4
Obligations of U.S. states and their
 political subdivisions                           -          -           -          -           -         -
Foreign government bonds                         96          4           -          -          96         4
Corporate securities                        196,766      6,060      13,355      2,393     210,121     8,453
Asset-backed securities                      57,956        389      69,641     22,106     127,597    22,495
Commercial mortgage-backed
 securities                                     563          -       1,051          2       1,614         2
Residential mortgage-backed securities        4,706        213       4,022        124       8,728       337
                                           --------     ------     -------    -------    --------   -------
Total                                      $264,783     $6,670     $88,069    $24,625    $352,852   $31,295
                                           ========     ======     =======    =======    ========   =======

                                                                        December 31, 2010
                                                -------------------------------------------------------------------
                                                Less than twelve months Twelve months or more         Total
                                                ----------------------- --------------------- ---------------------
                                                              Gross                  Gross                 Gross
                                                            Unrealized             Unrealized            Unrealized
                                                Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                                ----------  ----------  ---------- ---------- ---------- ----------
                                                                         (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies        $  9,075         43            -         -    $  9,075   $    43
Obligations of U.S. states and their political
 subdivisions                                      20,662      1,063            -         -      20,662     1,063
Foreign government bonds                              152          -            -         -         152         -
Corporate securities                              330,322      9,606       51,283     3,860     381,605    13,466
Asset-backed securities                            23,625        189       95,622    29,888     119,247    30,077
Commercial mortgage-backed securities              14,375        247            -         -      14,375       247
Residential mortgage-backed securities              3,406         57        5,934       137       9,340       194
                                                 --------    -------     --------   -------    --------   -------
Total                                            $401,617    $11,205     $152,839   $33,885    $554,456   $45,090
                                                 ========    =======     ========   =======    ========   =======

The gross unrealized losses at December 31, 2011 and 2010 are composed of $10 million and $23 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $21 million and $22 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2011, $22 million of the gross unrealized losses represented declines in value of greater than 20%, $3 million of which had been in that position for less than six months, as compared to $27 million at

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

December 31, 2010 that represented declines in value of greater than 20%, none of which had been in that position for less than six months. At December 31, 2011 and December 31, 2010, the $25 million and $34 million respectively, of gross unrealized losses of twelve months or more were concentrated in asset backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2011 and December 31, 2010. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2011, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

Duration of Gross Unrealized Loss Positions for Equity Securities
The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, at December 31:

                                                               December 31, 2011
                                       --------------------------------------------------------------------
                                        Less than twelve months Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale    $3,016       $1,966      $    -      $  -      $3,016     $1,966
                                         ======       ======      ======      ====      ======     ======

                                                               December 31, 2010
                                       --------------------------------------------------------------------
                                       Less than twelve months  Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale    $6,606       $1,750      $1,536      $159      $8,142     $1,909
                                         ======       ======      ======      ====      ======     ======

At December 31, 2011, $2 million of the gross unrealized losses represented declines of greater than 20%, $1.4 million of which have been in that position for less than six months. At December 31, 2010, $2 million of the gross unrealized losses represented declines of greater than 20%, all of which had been in that position for less than six months. Included in the December 31, 2010 table above are perpetual preferred securities. Perpetual preferred securities have characteristics of both debt and equity securities. Since an impairment model similar to fixed maturity securities is applied to these securities, an other-than-temporary impairment has not been recognized on certain perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more as of December 31, 2011 and December 31, 2010. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2011 and December 31, 2010.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Securities Pledged and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and futures contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                               2011    2010
                                                             -------- -------
                                                              (in thousands)
  Fixed maturity securities, available for sale - all other  $189,143 $76,981
  Trading account assets                                          232       -
                                                             -------- -------
  Total securities pledged                                   $189,375 $76,981
                                                             ======== =======

As of December 31, 2011, the carrying amount of the associated liabilities supported by the pledged collateral was $194 million. Of this amount, $154 million was "Cash collateral for loaned securities" and $40 million was "Securities sold under agreements to repurchase." As of December 31, 2010, the carrying amount of the associated liabilities supported by the pledged collateral was $80 million. Of this amount, $3 million was "Securities sold under agreements to repurchase" and $77 million was "Cash collateral for loaned securities."

Fixed maturities of $4 million at December 31, 2011 and December 31, 2010 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                                             2011        2010        2009
                                                                          ----------  ----------  ----------
                                                                                    (in thousands)
Balance, beginning of year                                                $2,693,689  $1,913,804  $2,015,110
Capitalization of commissions, sales and issue expenses                    1,096,301     906,235     429,258
Amortization- Impact of assumption and experience unlocking and true-ups     (25,242)     75,579     (71,294)
Amortization- All other                                                     (947,961)   (142,007)   (160,330)
Change in unrealized investment gains/(losses)                                 9,973     (59,922)   (298,940)
Ceded DAC upon Coinsurance Treaty with PAR U (See Note 13)                  (281,160)          -           -
                                                                          ----------  ----------  ----------
Balance, end of year                                                      $2,545,600  $2,693,689  $1,913,804
                                                                          ==========  ==========  ==========

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with Prudential Arizona Reinsurance Captive Company, or "PARCC," Prudential Arizona Reinsurance Term Company, or "PAR TERM," Prudential Arizona Reinsurance III Company, or "PAR III" and Prudential Arizona Reinsurance Universal Company or "PAR U," as discussed in Note 13.

Ceded capitalization amounted to $208 million, $220 million and $220 million in 2011, 2010 and 2009, respectively. Ceded amortization amounted to $70 million, $67 million and $53 million in 2011, 2010 and 2009, respectively. The ceded portion of the impact on deferred acquisition costs related to changes in unrealized gains/(losses) arising from the 2011 coinsurance agreement with PAR U increased the deferred acquisition cost asset $147 million. Deferred acquisition costs also include a $281 million reduction resulting from the coinsurance agreement with PAR U effective July 1, 2011 (see Note 13).

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES


Future Policy Benefits

Future policy benefits at December 31, are as follows:

                                                      2011        2010
                                                   ---------- -----------
                                                       (in thousands)
     Life insurance - domestic                     $3,184,177 $$2,690,544
     Life insurance - Taiwan                          977,889     939,159
     Individual and group annuities                    68,612      57,313
     Policy claims and other contract liabilities   1,063,630    (359,467)
                                                   ---------- -----------
     Total future policy benefits                  $5,294,308 $ 3,327,549
                                                   ========== ===========

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the aggregate of
(1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for setting domestic insurance reserves and 6.18% to 7.43% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of present values range from 1.34% to 14.75%, with approximately 11.45% of the reserves based on an interest rate in excess of 8.00%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. Other contract liabilities also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts which are discussed in Note 7. The interest rates used in the determination of the present values range from 1.39% to 5.88%.

Policyholders' Account Balances
Policyholders' account balances at December 31, are as follows:

                                                    2011       2010
                                                 ---------- ----------
                                                    (in thousands)
          Interest-sensitive life contracts      $4,645,659 $4,322,863
          Individual annuities                    1,826,854  1,869,965
          Guaranteed interest accounts              776,731    841,268
          Other                                     562,430    477,891
                                                 ---------- ----------
          Total policyholders' account balances  $7,811,674 $7,511,987
                                                 ========== ==========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES (continued)


Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 3.00% to 5.00% for interest-sensitive contracts. Interest crediting rates for individual annuities may range from 1.00 % to 9.00 % with less than 0.01 % of policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed interest accounts range from 1.00 % to 6.00 %. Interest crediting rates range from 1.00 % to 8.00 % for other.

6. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Insurance, Prudential of Taiwan, PARCC, UPARC, PAR U, Pruco Re, PAR III, and PAR TERM, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income for the years December 31, as follows:

                                                                      2011        2010         2009
                                                                  -----------  ----------  -----------
                                                                             (in thousands)
Premiums                                                          $ 1,127,239  $1,061,881  $   959,698
Reinsurance ceded                                                  (1,054,452)   (995,489)    (888,105)
                                                                  -----------  ----------  -----------
  Premiums                                                        $    72,787  $   66,392  $    71,593
                                                                  ===========  ==========  ===========
Direct policy charges and fees                                    $ 1,445,303  $1,032,261  $   935,885
Reinsurance ceded                                                    (335,808)   (441,214)    (283,851)
                                                                  -----------  ----------  -----------
  Policy charges and fees                                         $ 1,109,495  $  591,047  $   652,034
                                                                  ===========  ==========  ===========
Policyholders' benefits ceded                                     $   742,529  $  678,782  $   515,539
Realized capital gains/(losses) net, associated with derivatives  $ 1,185,096  $ (497,195) $(1,183,687)

Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

6. REINSURANCE (continued)


Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains/(losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company also entered into an agreement with UPARC (See Note 13) to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See
Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance recoverables included in the Company's Consolidated Statements of Financial Position at December 31, 2011 and 2010 were as follows:

                                                December 31, December 31,
                                                    2011         2010
                                                ------------ ------------
                                                     (in thousands)
      Domestic life insurance-affiliated         $3,876,626   $2,153,734
      Domestic individual annuities-affiliated      869,159     (372,823)
      Domestic life insurance-unaffiliated             (658)         239
      Taiwan life insurance-affiliated.........     983,989      946,011
                                                 ----------   ----------
                                                 $5,729,116   $2,727,161
                                                 ==========   ==========

Substantially all reinsurance contracts are with affiliates as of December 31, 2011 and December 31, 2010. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, 2011 and 2010 were as follows:

                                                2011           2010           2009
                                           -------------  -------------  -------------
                                                          (in thousands)
Gross life insurance face amount in force  $ 569,684,855  $ 546,708,450  $ 517,012,733
Reinsurance ceded                           (517,857,797)  (492,314,245)  (465,245,943)
                                           -------------  -------------  -------------
Net life insurance face amount in force    $  51,827,058  $  54,394,205  $  51,766,790
                                           =============  =============  =============

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2011, 2010 and 2009 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2011 and 2010, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                       December 31, 2011            December 31, 2010
                                                  ---------------------------- ----------------------------
                                                    In the           At          In the           At
                                                   Event of    Annuitization/   Event of    Annuitization/
                                                    Death     Accumulation (1)   Death     Accumulation (1)
                                                  ----------- ---------------- ----------- ----------------
                                                                       (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                                     $37,091,904   $       N/A    $23,853,223   $       N/A
Net amount at risk                                    947,037           N/A    $   112,961           N/A
Average attained age of contractholders                    60           N/A       60 years           N/A
Minimum return or contract value
Account value                                     $14,074,097   $43,987,117    $12,334,087   $29,079,105
Net amount at risk                                $ 2,571,505   $ 3,048,978    $ 1,725,293   $   847,993
Average attained age of contractholders                    66            60       66 years      60 years
Average period remaining until earliest expected
 annuitization                                            N/A    0.55 years            N/A    1.24 years

    (1)Includes income and withdrawal benefits as described herein

                                 Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
Market value adjusted annuities  ---------------- -------------- ---------------- --------------
        Account value                $673,038        $676,087        $738,349        $744,269

                                                                        December 31, December 31,
                                                                            2011         2010
                                                                        ------------ ------------
                                                                          In the Event of Death
                                                                        -------------------------
                                                                             (in thousands)
  Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value                                                  $ 2,418,679  $ 2,391,911
General account value                                                   $ 2,089,347  $ 1,789,570
Net amount at risk                                                      $54,917,077  $51,499,882
Average attained age of contractholders                                    52 years     51 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2011 December 31, 2010
                                ----------------- -----------------
                                          (in thousands)
            Equity funds           $23,180,461       $20,486,317
            Bond funds              23,125,115        11,185,349
            Money market funds       2,493,553         2,035,929
                                   -----------       -----------
            Total                  $48,799,129       $33,707,595
                                   ===========       ===========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


In addition to the above mentioned amounts invested in separate account investment options, $2.367 billion and $2.480 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options in 2011 and 2010, respectively.

Liabilities for Guaranteed Benefits
The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits."

                                                                                  GMWB-GMIWB-
                                                GMDB                   GMIB          GMAB        Total
                                    ---------------------------  ---------------- ----------- ----------
                                                Variable Life,
                                              Variable Universal
                                    Variable   Life & Universal
                                    Annuity          Life        Variable Annuity
                                                               (in thousands)
Balance as of December 31, 2008     $162,569       $ 86,739          $ 41,017     $  794,640  $1,084,965
  Incurred guarantee benefits (1)    (13,709)        63,694           (14,478)      (812,179)   (776,672)
  Paid guarantee benefits            (68,937)        (7,262)               --             --     (76,199)
                                    --------       --------          --------     ----------  ----------
Balance as of December 31, 2009     $ 79,923       $143,171          $ 26,539     $  (17,539) $  232,094
  Incurred guarantee benefits (1)      5,522         18,496               361       (435,284)   (410,905)
  Paid guarantee benefits            (36,616)          (560)             (182)            --     (37,358)
                                    --------       --------          --------     ----------  ----------
Balance as of December 31, 2010     $ 48,829       $161,107          $ 26,718     $ (452,823) $ (216,169)
  Incurred guarantee benefits (1)     87,111         66,082             7,120      1,365,810   1,526,123
  Paid guarantee benefits            (38,305)        (2,280)             (828)            --     (41,413)
                                    --------       --------          --------     ----------  ----------
Balance as of December 31, 2011     $ 97,635       $224,909          $ 33,010     $  912,987  $1,268,541
                                    ========       ========          ========     ==========  ==========

    (1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provides a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which is available under only one of the Company's GMIWBs) guarantees that a contract holder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contract holder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature, and affiliated reinsurance agreements. The asset transfer feature included in the design of certain optional living benefits transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including the impact of investment performance of the contractholder total account value. In general, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


Sales Inducements
The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                    2011      2010      2009
                                                                 ---------  --------  --------
                                                                         (in thousands)
Balance, beginning of year                                       $ 537,943  $296,341  $269,310
Capitalization                                                     289,642   246,006    94,526
Amortization- Impact of assumption and experience unlocking and
 true-ups                                                          (24,919)   15,638    11,070
Amortization- All other                                           (260,964)  (26,373)  (58,634)
Change in unrealized investment gains and (losses)                   1,040     6,330   (19,930)
                                                                 ---------  --------  --------
Balance, end of year                                             $ 542,742  $537,943  $296,341
                                                                 =========  ========  ========

8. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company amounted to ($589) million, $277 million, and $167 million for the years ended December 31, 2011, 2010, and 2009, respectively. Statutory surplus of the Company amounted to $1,496 million and $1,218 million at December 31, 2011 and 2010, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is restricted from paying dividends in 2012 without prior approval. In 2009 and 2011, there were no dividends nor any returns of capital paid by the Company to the parent company. The Company paid a dividend of $100 million in 2010, of which $90 million was considered an ordinary dividend and $10 million was considered an extraordinary dividend.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES


The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                 2011      2010       2009
                                                              ---------  --------  ---------
                                                                      (in thousands)
Current tax expense (benefit):
  U.S.                                                        $  42,474  $157,318  $  93,658
                                                              ---------  --------  ---------
Total                                                            42,474   157,318     93,658
                                                              ---------  --------  ---------
Deferred tax expense (benefit):
  U.S.                                                         (263,930)  (29,219)  (248,231)
                                                              ---------  --------  ---------
Total                                                          (263,930)  (29,219)  (248,231)
                                                              ---------  --------  ---------
Total income tax expense (benefit) on income from operations   (221,456)  128,099   (154,573)
Other comprehensive income                                       16,417    50,137    135,293
Cumulative effect of changes in accounting policy                    --        --     10,637
                                                              ---------  --------  ---------
Total income tax expense (benefit) on continuing operations   $(205,039) $178,236  $  (8,643)
                                                              =========  ========  =========

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of ($354.2) million, $517.0 million and ($254.9) million, and no income from foreign operations for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                2011      2010       2009
                                                             ---------  --------  ---------
                                                                     (in thousands)
Expected federal income tax expense                          $(123,964) $180,944  $ (89,225)
Non-taxable investment income                                  (81,031)  (46,161)   (35,900)
Tax credits                                                    (15,977)   (5,553)    (2,270)
Expiration of statute of limitations and related interest            -         -    (33,812)
Other                                                             (484)   (1,131)     6,634
                                                             ---------  --------  ---------
Total income tax expense (benefit) on continuing operations  $(221,456) $128,099  $(154,573)
                                                             =========  ========  =========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2011      2010
                                                    -------- ---------
                                                      (in thousands)
         Deferred tax assets
           Insurance reserves                       $995,018 $ 696,132
           Investments                                    --    45,654
           Other                                          --     1,821
                                                    -------- ---------
           Deferred tax assets                      $995,018 $ 743,607
                                                    -------- ---------
         Deferred tax liabilities
             Deferred acquisition costs             $594,677 $ 679,685
             Investments                              55,073         0
             Deferred Annuity Bonus                  189,960   188,280
             Net Unrealized gains on securities      147,787   131,136
             Other                                       723        --
                                                    -------- ---------
             Deferred tax liabilities                988,220   999,101
                                                    -------- ---------
         Net deferred tax asset (liability)         $  6,798 $(255,494)
                                                    ======== =========

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2011, 2010 and 2009.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


The Company's unrecognized tax benefits as of December 31, 2009, 2010 and 2011 are as follows:

                                                                                         Unrecognized    Total
                                                                           Unrecognized  tax benefits unrecognized
                                                                           tax benefits    2002 and   tax benefits
                                                                           prior to 2002   forward     all years
                                                                           ------------- ------------ ------------
                                                                                       (in thousands)
Amounts as of December 31, 2008                                              $ 45,118      $ 6,079      $ 51,197
Increases in unrecognized tax benefits taken in prior period                        -            -             -
(Decreases) in unrecognized tax benefits taken in prior period                      -         (826)         (826)
Settlements with parent                                                       (17,197)           -       (17,197)
Settlements with taxing authorities                                                 -            -             -
(Decreases) in unrecognized tax benefits as a result of lapse of the
 applicable statute of limitations                                            (26,431)           -       (26,431)
                                                                             --------      -------      --------
Amounts as of December 31, 2009                                              $  1,490      $ 5,253      $  6,743
Increases in unrecognized tax benefits taken in prior period                        -            -             -
(Decreases) in unrecognized tax benefits taken in prior period                      -       (5,123)       (5,123)
                                                                             --------      -------      --------
Amounts as of December 31, 2010                                              $  1,490      $   130      $  1,620
Increases in unrecognized tax benefits taken in prior period
(Decreases) in unrecognized tax benefits taken in prior period                 (1,490)         (17)       (1,507)
                                                                             --------      -------      --------
Amounts as of December 31, 2011                                              $      0      $   113      $    113
                                                                             ========      =======      ========
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2009                                      $  1,490      $     -      $  1,490
                                                                             ========      =======      ========
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2010                                      $  1,490      $     -      $  1,490
                                                                             ========      =======      ========
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2011                                      $      -      $     -      $      -
                                                                             ========      =======      ========

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The amounts recognized in the consolidated financial statements for tax-related interest and penalties for the years ended December 31, are as follows:

                                                                                                       2011   2010     2009
                                                                                                       ---- -------  -------
                                                                                                           (in thousands)
Interest and penalties recognized in the consolidated statements of operations                          $-  $(1,100) $(4,900)
Interest and penalties recognized in liabilities in the consolidated statements of financial position   $-  $     -  $ 1,100

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Federal statute of limitations for the 2002 tax year expired on April 30, 2009. The Federal statute of limitations for the 2003 tax year expired on July 31, 2009. The Federal statute of limitations for the 2004 through 2007 tax years will expire in June 2012, unless extended. Tax years 2008 through 2010 are still open for IRS examination. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


During the fourth quarter of 2011, the Company's parent, Prudential Financial, reached an agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2010, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. On
February 13, 2012, the Obama Administration released the "General Explanations of the Administration's Revenue Proposals." One proposal would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2009, 2010 or 2011 results.

In December 2006, the IRS completed all fieldwork with respect to its examination of the consolidated federal income tax returns for tax years 2002 and 2003. The final report was initially submitted to the Joint Committee on Taxation for their review in April 2007. The final report was resubmitted in March 2008 and again in April 2008. The Joint Committee returned the report to the IRS for additional review of an industry issue regarding the methodology for calculating the DRD related to variable life insurance and annuity contracts. The IRS completed its review of the issue and proposed an adjustment with respect to the calculation of the DRD. In order to expedite receipt of an income tax refund related to the 2002 and 2003 tax years, the Company agreed to such adjustment. The report, with the adjustment to the DRD, was submitted to the Joint Committee on Taxation in October 2008. The Company was advised on January 2, 2009 that the Joint Committee completed its consideration of the report and took no exception to the conclusions reached by the IRS. Accordingly, the final report was processed and a $157 million refund was received in February 2009. The Company believed that its return position with respect to the calculation of the DRD was technically correct. Therefore, the Company filed protective refund claims on October 1, 2009 to recover the taxes associated with the agreed upon adjustment. The IRS recently issued an Industry Director Directive ("IDD") stating that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. The Company's parent, Prudential Financial, has received a refund of approximately $3 million pursuant to the protective refund claims. These activities had no impact on the Company's 2009, 2010 or 2011 results.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


For tax years 2007 through 2011, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions,
(ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and certain short term investments, and equity securities. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), and commercial mortgage loans, certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives. Valuations are generally obtained from third party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. Prices from services are validated through comparison to trade data and internal estimates of current fair value, generally developed using market observable inputs and economic indicators.

Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain commercial mortgage loans, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

when pricing service information is not available, are reviewed for reasonableness based on the Company's understanding of the market, and are generally considered Level 3. Under certain conditions, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the Company may choose to over-ride the third-party pricing information or quotes received and apply internally- developed values to the related assets or liabilities. To the extent the internally-developed valuations use significant unobservable inputs, they are classified as Level 3. As of December 31, 2011 and December 31, 2010, these over-rides on a net basis were not material.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                   As of December 31, 2011
                                                  ---------------------------------------------------------
                                                   Level 1     Level 2    Level 3   Netting (2)    Total
                                                  ---------- ----------- ---------- ----------- -----------
                                                                       (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $        - $   153,703 $    4,696  $      -   $   158,399
Obligations of U.S. states and their political
 subdivisions                                              -      49,638          -         -        49,638
Foreign government bonds                                   -      54,521          -         -        54,521
Corporate securities                                       -   4,018,234     23,720         -     4,041,954
Asset-backed securities                                    -     310,816     62,429         -       373,245
Commercial mortgage-backed securities                      -     542,323          -         -       542,323
Residential mortgage-backed securities                     -     324,044          -         -       324,044
                                                  ---------- ----------- ----------  --------   -----------
  Sub-total                                                -   5,453,279     90,845         -     5,544,124
Trading account assets:
Asset-backed securities                                    -      17,419          -         -        17,419
Commercial mortgage-backed securities                      -       5,062          -         -         5,062
Equity securities                                          -           -      3,362         -         3,362
                                                  ---------- ----------- ----------  --------   -----------
  Sub-total                                                -      22,481      3,362         -        25,843
Equity securities, available for sale                  5,617           -      2,652         -         8,269
Short-term investments                               101,608     181,673          -         -       283,281
Cash equivalents                                      42,158     191,920          -         -       234,078
Other long-term investments                                -     180,603        686   (57,612)      123,677
Other assets                                               -      70,519    991,129         -     1,061,648
                                                  ---------- ----------- ----------  --------   -----------
  Sub-total excluding separate account assets        149,383   6,100,475  1,088,674   (57,612)    7,280,920
Separate account assets (1)                        1,803,852  56,130,595    222,324         -    58,156,771
                                                  ---------- ----------- ----------  --------   -----------
  Total assets                                    $1,953,235 $62,231,070 $1,310,998  $(57,612)  $65,437,691
                                                  ========== =========== ==========  ========   ===========
Future policy benefits                            $        - $         - $  912,988  $      -   $   912,988
Other Liabilities                                          -      57,612          -   (57,612)            -
                                                  ---------- ----------- ----------  --------   -----------
  Total liabilities                               $        - $    57,612 $  912,988  $(57,612)  $   912,988
                                                  ========== =========== ==========  ========   ===========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                             As of December 31, 2010
                                                             -------------------------------------------------------
                                                              Level 1     Level 2    Level 3    Netting     Total
                                                             ---------- ----------- ---------  --------  -----------
                                                                                  (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                         $        - $   227,962 $       -  $      -  $   227,962
Obligations of U.S. states and their political subdivisions           -      24,129         -         -       24,129
Foreign government bonds                                              -      54,709         -         -       54,709
Corporate securities                                                  -   4,321,147    49,050         -    4,370,197
Asset-backed securities                                               -     349,808    59,770         -      409,578
Commercial mortgage-backed securities                                 -     580,520         -         -      580,520
Residential mortgage-backed securities                                -     375,208         -         -      375,208
                                                             ---------- ----------- ---------  --------  -----------
  Sub-total                                                           -   5,933,483   108,820         -    6,042,303
Trading account assets:
Asset-backed securities                                               -      17,525         -         -       17,525
Commercial mortgage-backed securities                                 -       5,180         -         -        5,180
                                                             ---------- ----------- ---------  --------  -----------
  Sub-total                                                           -      22,705         -         -       22,705
Equity securities, available for sale                             8,920       8,695     1,792         -       19,407
Short-term investments                                           50,989     195,915         -         -      246,904
Cash equivalents                                                 42,040     237,871         -         -      279,911
Other long term investments                                           -      26,752         -   (11,557)      15,195
Other assets                                                          -      48,071  (222,491)        -     (174,420)
                                                             ---------- ----------- ---------  --------  -----------
  Sub-total excluding separate account assets                   101,949   6,473,492  (111,879)  (11,557)   6,452,005
Separate account assets (1)                                   1,654,810  41,415,830   198,451         -   43,269,091
                                                             ---------- ----------- ---------  --------  -----------
  Total assets                                               $1,756,759 $47,877,765 $  86,572  $(11,557) $49,721,096
                                                             ========== =========== =========  ========  ===========
Future policy benefits                                       $        - $         - $(452,822) $      -  $  (452,822)
Other Liabilities                                                     -      11,557         -   (11,557)           -
                                                             ---------- ----------- ---------  --------  -----------
  Total liabilities                                          $        - $    11,557 $(452,822) $(11,557) $  (452,822)
                                                             ========== =========== =========  ========  ===========

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)"Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below. Information regarding separate account assets is excluded as the risk associated with these assets is primarily borne by the Company's customers and policyholders.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. To validate reasonableness, prices are reviewed by internal asset managers through comparison with directly observed recent market trades and internal estimates of current fair value, developed using market observable inputs and economic indicators. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally-developed valuation. As of December 31, 2011 and December 31, 2010, over-rides on a net basis were not material. Internally-developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. Pricing service over-rides, internally-developed valuations and non-binding broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are primarily comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In certain cases these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are not significant to the price of a security, a Level 2 classification is made. Otherwise, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets consist primarily of asset-backed securities, public corporate bonds, perpetual preferred stock and commercial mortgage-backed securities whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities." Fair values of perpetual preferred stock based on observable market inputs are classified within Level
2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. In determining the fair value of certain privately traded equity securities the discounted cash flow model may also use unobservable inputs, which reflect the Company's assumptions about the inputs market participants would use in pricing the asset. Most privately traded equity securities are classified within Level 3. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services. These prices are then validated for reasonableness against recently traded market prices. Accordingly, these securities are generally classified within Level 2 in the fair value hierarchy. Fair values of perpetual preferred stock based on observable market inputs are classified within Level 2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The fair values of most OTC derivatives, including interest rate and cross currency swaps, currency forward contracts, and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. However, the non-performance risk adjustment is applied only to the uncollateralized portion of the OTC derivative assets and liabilities, after consideration of the impacts of two-way collateral posting. Most OTC derivative contract inputs have bid and ask prices that are actively quoted or can be readily obtained from external market data providers. The Company's policy is to use mid-market pricing in determining its best estimate of fair value.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Derivatives classified as Level 3 may include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first to default credit basket swaps are derived from relevant observable inputs (e.g., individual credit default spreads, interest rates and recovery rates), and unobservable model-specific input values such as correlation between different credits within the same basket. Structured options and derivatives are valued using simulation models such as the Monte Carlo and other techniques. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2011, and December 31, 2010, there were derivatives with the fair value of $102 thousand and $0 classified within Level 3, and all other derivatives were classified within Level 2. See
Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the Cash Equivalents and Short-term Investments category are typically not traded in active markets; however, their fair values are based on market observable inputs and, accordingly, these investments have been classified within Level 2 in the fair value hierarchy.

Other Assets - Other assets carried at fair value include reinsurance recoverables related to the reinsurance of our living benefit guarantees on certain of our variable annuities and an affiliated security issued by certain investment subsidiaries of Prudential Insurance. These guarantees are described further below in "Future Policy Benefits." Also included in other assets are certain universal life products that contain a no-lapse guarantee provision. The reinsurance agreements covering these guarantees are derivatives and are accounted for in the same manner as an embedded derivative.

Future Policy Benefits - The liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The Company is also required to incorporate the market-perceived risk of its own non-performance ("NPR") in the valuation of the embedded derivatives associated with its optional living benefit features and no-lapse feature on certain universal life products. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or contra-liability appropriately takes into consideration its NPR. To reflect NPR, the Company incorporates an additional credit spread over LIBOR rates into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

percentage of the credit spread. The additional credit spread over LIBOR rates incorporated into the discount rate as of December 31, 2011 generally ranged from 125 to 250 basis points for the portion of the interest rate curve most relevant to these liabilities. This additional spread is applied at an individual contract level and only to those individual living benefit contracts in a liability position and not to those in a contra-liability position.

Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized in the valuation of the embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

As of December 31, 2011, the fair value of the embedded derivatives associated with the optional living benefit features before the adjustment for NPR, was a net liability of $4,015 million. This net liability was comprised of $4,203 million of individual living benefit contracts in a liability position, net of $188 million of individual living benefit contracts in a contra-liability position. At December 31, 2011, the adjustment for the NPR resulted in a $3,102 million cumulative decrease to the embedded derivative liability, reflecting the additional credit spread over LIBOR the Company incorporated into the discount rate used in the valuations of those embedded derivatives in a liability position. Significant declines in risk-free interest rates and the impact of account value performance in 2011 drove an increase in the embedded derivative liability associated with the optional living benefit features of the Company's variable annuity products as of December 31, 2011. These factors, as well as widening of the spreads used in valuing NPR, also drove offsetting increases in the NPR adjustment. As described in Note 6 the Company uses affiliated reinsurance as part of its risk management strategy for certain of the optional living benefit features. As a result, the increase in these embedded derivative liabilities are largely offset by corresponding increases in the reinsurance recoverable associated with the affiliated reinsurance.

Transfers between Levels 1 and 2 - During the twelve months ended December 31, 2011, there were no material transfers between Level 1 and Level 2.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2011, as well as the portion of gains or losses included in income for the year ended December 31, 2011 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2011.

                                                                    Year Ended December 31, 2011
                                                --------------------------------------------------------------------
                                                                                               Fixed
                                                                                             Maturities
                                                    Fixed                          Fixed     Available
                                                 Maturities        Fixed        Maturities   For Sale -
                                                Available For    Maturities    Available For Commercial    Equity
                                                 Sale - U.S.   Available For   Sale -Asset-  Mortgage-   Securities,
                                                  Treasury    Sale - Corporate    Backed       Backed   Available for
                                                 Securities      Securities     Securities   Securities     Sale
                                                ------------- ---------------- ------------- ---------- -------------
                                                                           (in thousands)
Fair value, beginning of period                    $   --         $ 49,050        $59,770     $    --      $ 1,792
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses),
      net                                              --           (3,311)           803          --       (3,315)
     Asset management fees and other
      income                                           --               --             --          --           --
    Included in other comprehensive
     income (loss)                                     (4)          (1,126)          (694)         --        2,840
  Net investment income                                --              219            768          --           --
  Purchases                                         4,700            7,534         23,001       5,019        1,696
  Sales                                                --             (678)        (8,160)         --           --
  Issuances                                            --              883             --          --           --
  Settlements                                          --          (20,679)        (9,094)         --          (99)
  Foreign currency translation                         --               --             --          --           --
  Transfers into Level 3 (2)                           --           10,444             --          --        8,695
  Transfers out of Level 3 (2)                         --          (18,616)        (3,965)     (5,019)          --
  Other (4)                                            --               --             --          --       (8,957)
                                                   ------         --------        -------     -------      -------
Fair value, end of period                          $4,696         $ 23,720        $62,429     $    --      $ 2,652
                                                   ======         ========        =======     =======      =======
Unrealized gains (losses) for the period
 relating to those
  Level 3 assets that were still held at the
   end of the period (3):
    Included in earnings:
     Realized investment gains (losses),
      net                                          $   --         $ (4,319)       $   (10)    $    --      $(2,918)
     Asset management fees and other
      income                                       $   --         $     --        $    --     $    --      $    --
     Interest credited to policyholder
      account balances                             $   --         $     --        $    --     $    --      $    --
    Included in other comprehensive
     income (loss)                                 $   (4)        $   (718)       $  (514)    $    --      $ 2,597

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                     Year Ended December 31, 2011
                                                    -------------------------------------------------------------
                                                    Other Trading
                                                    Account Assets Other Long-             Separate
                                                       - Equity       Term       Other     Account   Future Policy
                                                      Securities   Investments   Assets   Assets (1)   Benefits
                                                    -------------- ----------- ---------  ---------- -------------
                                                                            (in thousands)
Fair value, beginning of period                        $     -        $  -     $(222,491)  $198,451   $   452,822
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                 -         102       934,112        388    (1,091,846)
     Asset management fees and other
      income                                              (595)        (46)            -          -             -
     Interest credited to policyholder account
      balances                                               -           -             -      1,815             -
       Included in other comprehensive
         income (loss).............................          -           -        (3,980)         -             -
  Net investment income                                      -           -             -          -             -
  Purchases                                                  -         630       308,142     86,744      (273,964)
  Sales                                                      -           -             -    (65,074)            -
  Issuances                                                  -           -             -          -             -
  Settlements                                           (5,000)          -            (3)         -             -
  Foreign currency translation                               -           -             -          -             -
  Transfers into Level 3 (2)                                 -           -             -          -             -
  Transfers out of Level 3 (2)                               -           -       (24,651)         -             -
  Other (4)                                              8,957           -             -          -             -
                                                       -------        ----     ---------   --------   -----------
Fair value, end of period                              $ 3,362        $686     $ 991,129   $222,324   $  (912,988)
                                                       =======        ====     =========   ========   ===========
Unrealized gains (losses) for the period relating
 to those
  Level 3 assets that were still held at the end
   of the period (3):
    Included in earnings:
     Realized investment gains (losses), net           $     -        $ 75     $ 973,717   $      -   $(1,085,926)
     Asset management fees and other
      income                                           $  (876)       $(46)    $       -   $      -   $         -
     Interest credited to policyholder account
      balances                                         $     -        $  -     $       -   $  1,815   $         -
  Included in other comprehensive income
   (loss)                                              $     -        $  -     $  (3,980)  $      -   $         -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
    (4)Other primarily represents reclasses of certain assets between reporting categories.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Transfers - The transfers out of Level 3 for $24.6 million for the year ended December 31, 2011 were primarily the result of the use of third party pricing for an affiliated security issued by an investment subsidiary of Prudential Insurance. Prior to the second quarter of 2011 these assets were valued internally using a pricing model. As a part of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy the Company may reassign level classification from time to time. As a result of such a review, in the first quarter of 2011, it was determined that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on non-binding broker quotes which could not always be verified against directly observable market information. Consequently, perpetual preferred stocks were transferred into Level 3 within the fair value hierarchy. This represents the majority of the transfers into Level 3 for Equity Securities Available-for-Sale. Other transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized. Transfers out of Level 3 were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2010, as well as the portion of gains or losses included in income for the year ended December 31, 2010 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2010.

                                                                   Year Ended December 31, 2010
                                              ----------------------------------------------------------------------
                                                                                              Fixed
                                                                                           Maturities
                                                  Fixed                         Fixed     Available For
                                               Maturities,       Fixed       Maturities      Sale -
                                              Available For   Maturities    Available For  Commercial      Equity
                                              Sale -Foreign  Available For  Sale - Asset-   Mortgage-    Securities,
                                               Government   Sale -Corporate    Backed        Backed     Available for
                                                  Bonds       Securities     Securities    Securities       Sale
                                              ------------- --------------- ------------- ------------- -------------
                                                                          (in thousands)
Fair value, beginning of period                  $ 1,082       $ 32,462       $135,466       $     -       $ 3,833
  Total gains (losses) (realized/
   unrealized):
    Included in earnings:
     Realized investment gains (losses),
      net                                              -           (438)        (1,438)            -           (90)
     Asset management fees and other
      income                                           -              -              -             -             -
    Included in other comprehensive
     income (loss)                                   (11)         1,958           (582)           82        (2,291)
  Net investment income                               (1)           328            735            (7)            -
  Purchases, sales, issuances, and
   settlements                                         -        (14,534)         4,839         5,160           340
  Foreign currency translation                         -              -              -             -             -
  Transfers into Level 3 (2)                           -         30,910          4,525             -             -
  Transfers out of Level 3 (2)                    (1,070)        (1,636)       (83,775)       (5,235)            -
                                                 -------       --------       --------       -------       -------
Fair value, end of period                        $     -       $ 49,050       $ 59,770       $     -       $ 1,792
                                                 =======       ========       ========       =======       =======

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                                   Year Ended December 31, 2010
                                           ----------------------------------------------------------------------------
                                                                                               Fixed
                                               Fixed                           Fixed        Maturities
                                            Maturities,        Fixed        Maturities     Available For
                                           Available For     Maturities    Available For      Sale -          Equity
                                           Sale - Foreign  Available For   Sale - Asset-    Commercial      Securities,
                                             Government   Sale - Corporate    Backed         Mortgage-     Available for
                                               Bonds         Securities     Securities   Backed Securities     Sale
                                           -------------- ---------------- ------------- ----------------- -------------
                                                                          (in thousands)
Unrealized gains (losses) for the
 period relating to those
  Level 3 assets that were still held at
   the end of the period (3):
    Included in earnings:
    Realized investment gains
     (losses), net                            $     -         $(1,027)       $    (868)      $      -        $      90
    Asset management fees and
     other income                             $     -         $     -        $       -       $      -        $       -
    Interest credited to policyholder
     account balances                         $     -         $     -        $       -       $      -        $       -
    Included in other comprehensive
     income (loss)                            $   (11)        $ 2,786        $    (634)      $    126        $  (2,291)

                                                                   Year Ended December 31, 2010
                                           ----------------------------------------------------------------------------
                                              Trading
                                              Account
                                           Asset - Backed      Other           Other     Separate Account  Future Policy
                                             Securities     Liabilities       Assets        Assets (1)       Benefits
                                           -------------- ---------------- ------------- ----------------- -------------
                                                                          (in thousands)
Fair value, beginning of period               $ 1,182         $  (960)       $ 159,618       $152,675        $  17,539
  Total gains (losses) (realized/
   unrealized):
    Included in earnings:
     Realized investment gains
      (losses), net                                 -             960         (474,147)          (799)         540,017
     Asset management fees and
      other income                                  -               -                -              -                -
     Interest credited to
      policyholder account
      balances                                      -               -                -          9,119                -
    Included in other comprehensive
     income (loss)                                 18               -            2,465              -                -
  Net investment income                             -               -                -              -                -
  Purchases, sales, issuances, and
   settlements                                 (1,200)              -           89,573         37,456         (104,733)
  Foreign currency translation                      -               -                -              -                -
  Transfers into Level 3 (2)                        -               -                -              -                -
  Transfers out of Level 3 (2)                      -               -                -              -                -
                                              -------         -------        ---------       --------        ---------
Fair value, end of period                     $     -         $     -        $(222,491)      $198,451        $ 452,822
                                              =======         =======        =========       ========        =========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                            Year Ended December 31, 2010
                                                          ----------------------------------------------------------------
                                                           Trading
                                                           Account
                                                           Asset -
                                                            Backed      Other      Other    Separate Account Future Policy
                                                          Securities Liabilities   Assets      Assets (1)      Benefits
                                                          ---------- ----------- ---------  ---------------- -------------
                                                                                   (in thousands)
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                  $-         $-      $(473,023)      $    -        $499,913
     Asset management fees and other income                   $-         $-      $       -       $    -        $      -
     Interest credited to policyholder account
      balances                                                $-         $-      $       -       $9,119        $      -
    Included in other comprehensive income (loss)             $-         $-      $   2,465       $    -        $      -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers out of Level 3 for Other Assets totaled $79.5 million for the year ended December 31, 2010 resulting from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages has been becoming increasingly active, as evidenced by orderly transactions. The pricing received from independent pricing services could be validated by the Company. The market for asset-backed securities was deemed inactive in 2009. Other transfers out of Level 3 were typically due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate. Transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2009, as well as the portion of gains or losses included in income for the year ended December 31, 2009 attributable to unrealized gains or losses related to those assets and liabilities held at December 31, 2009.

                                                                            Year Ended December 31, 2009
                                                          ---------------------------------------------------------------
                                                                                                    Fixed
                                                                                       Fixed     Maturities,
                                                              Fixed        Fixed    Maturities,   Available
                                                           Maturities,  Maturities,  Available   For Sale -
                                                          Available For  Available      For      Residential    Equity
                                                          Sale -Foreign For Sale -  Sale -Asset-  Mortgage-   Securities,
                                                           Government    Corporate     Backed      Backed    Available for
                                                              Bonds     Securities   Securities  Securities      Sale
                                                          ------------- ----------- ------------ ----------- -------------
                                                                                   (in thousands)
Fair value, beginning of period                              $  867       $13,357     $ 43,642     $ 6,309      $  968
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                      -        (2,344)     (10,559)          -          (2)
     Asset management fees and other income                       -             -            -           -           -
    Included in other comprehensive income (loss)               217         3,991       42,357          43       2,864
  Net investment income                                          (2)          916        1,004           -           -
  Purchases, sales, issuances, and settlements                    -        (4,636)     (20,381)     (1,252)          -
  Foreign currency translation                                    -             -            -           -           -
  Transfers into Level 3 (2)                                      -        28,257       89,358           -          49
  Transfers out of Level 3 (2)                                             (7,079)      (9,955)     (5,100)        (46)
                                                             ------       -------     --------     -------      ------
Fair value, end of period                                    $1,082       $32,462     $135,466     $     -      $3,833
                                                             ======       =======     ========     =======      ======
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                 $    -       $(2,904)    $(10,020)    $     -      $   (2)
     Asset management fees and other income                  $    -       $     -     $      -     $     -      $    -
     Interest credited to policyholder account
      balances                                               $    -       $     -     $      -     $     -      $    -
    Included in other comprehensive income (loss)            $  217       $ 3,986     $ 42,587     $     -      $2,864

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                                 Year Ended December 31, 2009
                                           -----------------------------------------------------------------------
                                            Trading
                                            Account
                                            Asset -
                                             Backed      Other     Separate Account                   Future Policy
                                           Securities    Assets       Assets (1)    Other Liabilities   Benefits
                                           ---------- -----------  ---------------- ----------------- -------------
                                                                        (in thousands)
Fair value, beginning of period              $1,089   $ 1,157,884      $154,316         $(17,167)       $(794,640)
  Total gains (losses) (realized/
   unrealized):
    Included in earnings:
     Realized investment gains
      (losses), net                               -    (1,157,338)       (3,608)          16,207          848,282
     Asset management fees and
      other income                               93             -             -                -                -
     Interest credited to
      policyholder account
      balances                                    -             -       (10,140)               -                -
    Included in other comprehensive
     income (loss)                                -        22,282             -                -                -
  Net investment income                           -             -             -                -                -
  Purchases, sales, issuances, and
   settlements                                    -       136,790        17,545                -                -
  Foreign currency translation                    -             -             -                -          (36,103)
  Transfers into Level 3 (2)                      -             -             -                -                -
  Transfers out of Level 3 (2)                    -             -        (5,438)               -                -
                                             ------   -----------      --------         --------        ---------
Fair value, end of period                    $1,182   $   159,618      $152,675         $   (960)       $  17,539
                                             ======   ===========      ========         ========        =========
Unrealized gains (losses) for the
 period relating to those
  Level 3 assets that were still held at
   the end of the period (3):
    Included in earnings:
     Realized investment gains
      (losses), net                          $    -   $  (788,470)     $      -         $ 16,215        $ 830,739
     Asset management fees and
      other income                           $   93   $         -      $      -         $      -        $       -
     Interest credited to
      policyholder account
      balances                               $    -   $         -      $(10,141)        $      -        $       -
    Included in other comprehensive
     income (loss)                           $    -   $         -      $      -         $      -        $       -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers into Level 3 for Fixed Maturities Available for Sale totaled $117.6 million for the year ended December 31, 2009. Transfers into Level 3 for these investments were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when information from third party pricing services or models with observable inputs were utilized. Transfers out of Level 3 for Fixed Maturities Available for Sale were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Fair Value of Financial Instruments - The Company is required by U.S. GAAP to disclose the fair value of certain financial instruments including those that are not carried at fair value. For the following financial instruments the carrying amount equals or approximates fair value: fixed maturities classified as available-for-sale, trading account assets, equity securities, securities purchased under agreements to resell, short-term investments, cash and cash equivalents, accrued investment income, separate account assets, securities sold under agreements to repurchase, and cash collateral for loaned securities, as well as certain items recorded within other assets and other liabilities such as broker-dealer related receivables and payables. See Note 11 for a discussion of derivative instruments.

The following table discloses the Company's financial instruments where the carrying amounts and fair values differ:

                                                    December 31, 2011          December 31, 2010
                                                -------------------------- --------------------------
                                                Carrying Amount Fair value Carrying Amount Fair value
                                                --------------- ---------- --------------- ----------
                                                                   (in thousands)
Assets:
  Commercial mortgage and other loans             $1,406,492    $1,543,968   $1,275,022    $1,352,761
  Policy loans                                     1,050,878     1,401,354    1,061,607     1,258,411
Liabilities:
  Policyholder account balances - investment
   contracts                                         677,316       673,673      588,200       584,112
  Short-term and long-term debt to affiliates      1,301,000     1,328,254      895,000       898,115

The fair values presented above for those financial instruments where the carrying amounts and fair values differ have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial mortgage and other loans
The fair value of commercial mortgage and other loans is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spread and a significant component of the pricing input, are based on internally developed methodology. The internally derived credit spreads take into account public corporate bond spreads of similar quality and maturity, public

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

commercial mortgage-backed securities spreads, third-party mortgage loan survey spreads and other relevant market information such as pricing indications from market participants on new originations, and where applicable adjustments for property types and locations.

Policy Loans
The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment Contracts - Policyholders' Account Balances
Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's claims paying ratings, and hence reflect the Company's own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Short-term and long-term debt to affiliates
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts
Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts
Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives
The Company sells variable annuity contracts that include certain optional living benefit features that are treated for accounting purposes as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 7, and are recorded in "Realized investment gains (losses), net."

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $913 million as of December 31, 2011 and a contra-liability of $453 million as of December 31, 2010. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was an asset of $869 million as of December 31, 2011 and a contra-asset of $373 million as of December 31, 2010.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. Interest sensitivity can result in mark-to-market changes in the value of the underlying contractual guarantees, as well as actual activity related to premium and benefits. In third quarter 2011, the Company amended this reinsurance agreement resulting in a recapture of a portion of the no-lapse guarantee provision effective July 1, 2011.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                    December 31, 2011             December 31, 2010
                             ------------------------------  ---------------------------
                              Notional       Fair Value      Notional     Fair Value
                             ---------- -------------------  -------- ------------------
Primary Underlying             Amount    Assets  Liabilities  Amount  Assets  Liabilities
------------------           ---------- -------- ----------- -------- ------- -----------
                                                    (in thousands)
Qualifying Hedges
Currency/Interest Rate       $   60,507 $  3,500  $   (865)  $ 46,749 $ 2,193  $ (1,152)
                             ---------- --------  --------   -------- -------  --------
  Total Qualifying Hedges    $   60,507 $  3,500  $   (865)  $ 46,749 $ 2,193  $ (1,152)
                             ========== ========  ========   ======== =======  ========
  Non-Qualifying Hedges
Interest Rate                $  766,900 $ 98,500  $ (2,110)  $481,500 $19,170  $ (4,738)
Currency                          7,273       37      (108)     2,109      --       (43)
Credit                           73,000      203      (667)    16,900   1,206    (1,653)
Currency/Interest Rate           52,236    2,522    (1,502)    51,943   1,434    (2,846)
Equity                        8,093,696   75,945   (52,360)    93,955   2,749    (1,125)
                             ---------- --------  --------   -------- -------  --------
Total Non-Qualifying Hedges   8,993,105  177,207   (56,747)   646,407  24,559   (10,405)
                             ========== ========  ========   ======== =======  ========
Total Derivatives (1)        $9,053,612 $180,707  $(57,612)  $693,156 $26,752  $(11,557)
                             ========== ========  ========   ======== =======  ========

    (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $948 million as of December 31, 2011 and a conta-liability of $423 million as of December 31, 2010 included in "Future policy benefits" and "Fixed maturities available for sale."

Cash Flow Hedges
The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


The following table provides the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                    Year Ended December 31,
                                                 ----------------------------
                                                   2011      2010      2009
                                                 --------  -------  ---------
                                                        (in thousands)
  Qualifying Hedges
  Cash flow hedges
  Currency/Interest Rate
    Net investment income                        $    233  $   529  $     170
    Realized investment gains (losses)               (337)
    Other income                                       49       89        (22)
    Accumulated Other Comprehensive Income (1)      1,715    2,646     (2,302)
                                                 --------  -------  ---------
    Total cash flow hedges                       $  1,660  $ 3,264  $  (2,154)
                                                 --------  -------  ---------
  Non-qualifying hedges
  Realized investment gains (losses)
    Interest Rate                                $ 90,706  $25,842  $ (29,765)
    Currency                                          175      169        (91)
    Currency/Interest Rate                          1,102    1,177     (6,537)
    Credit                                            733   (1,631)     9,885
    Equity                                         (3,264)     742    (76,567)
    Embedded Derivatives                           88,740   52,278   (313,243)
                                                 --------  -------  ---------
    Total non-qualifying hedges                   178,192   78,577   (416,318)
                                                 --------  -------  ---------
    Total Derivative Impact                      $179,852  $81,841  $(418,472)
                                                 ========  =======  =========

    (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the period ending December 31, 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                              (in thousands)
    Balance, December 31, 2010                                    $  808
    Net deferred gains on cash flow hedges from January 1 to
     December 31, 2011                                             1,607
    Amount reclassified into current period earnings                 108
                                                                  ------
    Balance, December 31, 2011                                    $2,523
                                                                  ======

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


As of December 31, 2011 the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 15 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Equity.

Credit Derivatives Written
The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available for sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated Other Comprehensive Income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these interests was $85 million at December 31, 2011 and $91 million at December 31, 2010. The fair value of the embedded derivatives included in Fixed maturities, available for sale was a liability of $35 million at December 31, 2011 and $30 million at December 31, 2010.

The Company writes credit derivatives under which the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $58 million and $0 million notional of credit default swap ("CDS") selling protection with an associated fair value of less than $1 million, at December 31, 2011 and December 31, 2010, respectively, These credit derivatives generally have maturities of five to ten years and consist of corporate securities within the finance industry. At December 31, 2011, the underlying credits have an NAIC designation rating of 1.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2011 and December 31, 2010, the Company had $15 million and $17 million of outstanding notional amounts, respectively, reported at fair value as a liability of $1 million and a liability of less than a million, respectively.

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions. Generally, the credit exposure of the Company's over-the-counter (OTC) derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC related to its over-the-counter derivative transactions. Prudential Global Funding, LLC manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Under fair value measurements, the Company incorporates the market's perceptions of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments
The Company has made commitments to fund $22 million of commercial loans as of December 31, 2011. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $82 million as of December 31, 2011.

Contingent Liabilities
On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)

seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

In December 2010, a purported state-wide class action complaint, Phillips v. Prudential Financial, Inc., was filed in the Circuit Court of the First Judicial Circuit, Williamson County, Illinois. The complaint makes claims of breach of contract, breaches of fiduciary duty, and violation of Illinois law on behalf of a class of Illinois residents whose death benefits were settled by retained assets accounts and seeks damages and disgorgement of profits. In January 2011, the case was removed to the United States District Court for the Southern District of Illinois. In March 2011, the complaint was amended to drop Prudential Financial as a defendant and add the Company as a defendant. The matter is now captioned Phillips v. Prudential Insurance and Pruco Life Insurance Company. In April 2011, a motion to dismiss the amended complaint was filed. In November 2011, the complaint was dismissed and the dismissal appealed in December 2011.

In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)

adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Insurance ("NYDOI") has requested that 172 life insurers (including the Company) provide data to the NYDOI regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations
Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for the twelve months ended December 31, 2011, 2010 and 2009. The expense charged to the Company for the deferred compensation program was $7 million, $4 million and $3 million for the twelve months ended December 31, 2011, 2010 and 2009, respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $18 million, $13 million and $8 million in 2011, 2010 and 2009 respectively.

Prudential Insurance sponsors voluntary savings plans for its employees
(401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $8.1 million, $6.2 million and $4.2 million in 2011, 2010 and 2009 respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Corporate Owned Life Insurance
The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2.134 billion at December 31, 2011 and $2.061 billion at December 31, 2010, respectively. Fees related to these COLI policies were $33 million, $41 million and $37 million for the years ending December 31, 2011, 2010 and 2009 respectively. The Company retains the majority of the mortality risk associated with these COLI policies.

Reinsurance with Affiliates

UPARC
Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its universal protector policies having no-lapse guarantees with an affiliated company, UPARC. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its universal protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

provision of these policies. Policies with effective dates January 1, 2011 or later are reinsured with UPARC under the terms described in the previous paragraph. The settlement of the recapture premium occurred on October 31, 2011. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within UPARC. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

The portion of this reinsurance contract related to mortality is accounted for as reinsurance. Reinsurance recoverables related to this reinsurance agreement were $21 million and $50 million as of December 31, 2011 and December 31, 2010, respectively. Fees ceded to UPARC in 2011, 2010 and 2009 were $21 million, $102 million and $51 million, respectively. 2011 fees ceded include the recapture of $33 million unearned and supplemental premiums on yearly renewable term mortality risk previously ceded to UPARC. Benefits ceded to UPARC in 2011, 2010 and 2009 were $37 million, $52 million and $48 million respectively. The portion of this reinsurance contract related to the no lapse guarantee provision is accounted for as an embedded derivative. Realized gains (losses) on the no lapse guarantee embedded derivative were $298 million, ($18) million and ($370) million for the years ended December 31, 2011, 2010 and 2009, respectively. The adjustment related to the settlement of the recapture premium discussed above resulted in a realized gain of $37 million in 2011 and was accounted for as a derivative.

PAR U
Effective July 1, 2011, the Company, excluding its subsidiaries, entered into to an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 70% of the all risks associated with its universal protector policies having no lapse guarantees as well as its universal plus policies, with effective dates prior to January 1, 2011. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $2,447 million less a ceding allowance of $1,439 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on October 31, 2011 but was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The realized loss associated with the settlement of this embedded derivative on October 31, 2011 was $61 million.

Amounts included in the Company's Consolidated Statements of Financial Position at December 31, 2011 were as follows:

                                                       December 31, 2011
                                                       -----------------
                                                       ($ in thousands)
       Reinsurance recoverables.......................    $1,356,705
       Policy loans...................................    $  (36,556)
       Deferred policy acquisition costs..............    $ (127,726)
       Other liabilities (reinsurance payables) /(1)/.    $  153,688

    (1)Includes $135 million of a deferred gain arising from the coinsurance agreement with PAR U effective July 1, 2011.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) in 2011 are as follows:

                                                                        December 31, 2011
                                                                        -----------------
                                                                        ($ in thousands)
Gross premium and policy charges and fee income                             $102,722

Interest credited to policy holder accounts ceded

Policyholders' benefits ceded                                               $ 49,337

Reinsurance expense allowances, net of capitalization and amortization      $ 30,780

Realized capital losses, associated with derivatives                        $(61,398)

PARCC
The Company reinsures 90% of the risk under its term life insurance policies, with effective dates prior to January 1, 2010, exclusive of My Term, ROP Term Life issued through its life insurance subsidiary, and those reinsured by PAR III (see below) through an automatic coinsurance agreement with PARCC. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $2,064 million, and $1,826 million as of December 31, 2011, and December 31, 2010, respectively. Premiums ceded to PARCC in 2011, 2010 and 2009, were $725 million, $785 million and $799 million, respectively. Benefits ceded to PARCC in 2011, 2010 and 2009 were $370 million, $328 million and $295 million, respectively. Reinsurance expense allowances, net of capitalization and amortization were $143 million, $167 million and $171 million for the years ended December 31, 2011, 2010 and 2009, respectively.

PAR TERM
The Company reinsures 95% of the risk under its term life insurance policies with effective dates on or after January 1, 2010, exclusive of My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $248 million and $91 million as of December 31, 2011 and December 31, 2010, respectively. Premiums ceded to PAR TERM were $239 million and $102 million, for the years ended December 31, 2011and December 31, 2010, respectively. Benefits ceded to PAR TERM were $34 million and $16 million, for the years ended December 31, 2011 and December 31, 2010, respectively. Reinsurance expense allowances, net of capitalization and amortization were $44 million and $24 million for the years ended December 31, 2011 and December 31, 2010, respectively.

PAR III
The Company, excluding its subsidiaries, reinsures 90% of the risk under its ROP term life insurance policies with effective dates in 2009 through an automatic coinsurance agreement with PAR III. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $8 million, and $5 million as of December 31, 2011, and December 31, 2010, respectively. Premiums ceded to PAR III were $3 million, $3 million and $2 million for the years ended December 31, 2011, December 31, 2010 and December 31, 2009, respectively. Benefits ceded to PAR III in were $1 million for the year ended December 31, 2011, and less than $1 million for the years ended December 31, 2010 and 2009. Reinsurance expense allowances, net of capitalization and amortization were $1 million for the years ended December 31, 2011, 2010 and 2009.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2011, the Company recaptured a portion of this reinsurance agreement related to its universal plus policies having effective dates prior to January 1, 2011. The Company now reinsures these risks with PAR U discussed above. Reinsurance recoverables related to this agreement were $173 million, and $175 million as of December 31, 2011, and December 31, 2010, respectively. Premiums and fees ceded to Prudential Insurance in 2011, 2010 and 2009 were $223 million, $355 million and $240 million, respectively. Benefits ceded to Prudential in 2011, 2010 and 2009 were $231 million, $263 million and $218 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract. The Company is not relieved of its primary obligation to the policyholders as a result of this agreement. Reinsurance recoverables related to this agreement were $7 million for both years ended December 31, 2011 and December 31, 2010, and $8 million for the year ended December 31, 2009. Benefits ceded were $2 million for the three years ended December 31, 2011, 2010 and 2009.

In December 2010, the Company amended certain of its affiliated reinsurance treaties to change the settlement mode from monthly to annual. As a result of these treaty amendments, the Company was required to pay our reinsurers, Prudential Insurance and UPARC, the premium difference that resulted. Settlement of this premium difference was made by transfers of securities at fair value of $120 million to Prudential Insurance and $35 million to UPARC.

Pruco Reinsurance
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


The following table provides information relating to fees ceded to Pruco Reinsurance ("Pruco Re") under these agreements which are included in "Realized investment (losses) gains, net" on the Unaudited Interim Consolidated Statement of Operations and Comprehensive Income for the dates indicated.

                                                                              Year Ended
                                                                --------------------------------------
                                                                December 31, December 31, December 31,
                                                                    2011         2010         2009
                                                                ------------ ------------ ------------
                                                                            (in thousands)
Pruco Reinsurance
  Effective January 24, 2011
    Highest Daily Lifetime Income ("HDI") (1)                     $ 31,639     $    --      $    --
    Spousal Highest Daily Lifetime Income ("SHDI") (1)              11,940          --           --
  Effective beginning August 24, 2009
    Highest Daily Lifetime 6 Plus ("HD6 Plus") (1)                 152,902      26,306          180
    Spousal Highest Daily Lifetime 6 Plus ("SHD6 Plus") (1)         67,754      11,951           64
  Effective June 30, 2009
    Highest Daily Lifetime 7 Plus ("HD7 Plus")                      17,014      14,516        4,488
    Spousal Highest Daily Lifetime 7 Plus ("SHD7 Plus")              8,951       7,533        2,207
  Effective January 28, 2008
    Highest Daily Lifetime 7 ("HD7")                                11,007      10,343        9,228
    Spousal Highest Daily Lifetime 7 ("SHD7")                        2,660       2,482        2,161
  Effective March 15, 2010
    Guaranteed Return Option Plus II ("GRO Plus II")                 3,595         812           --
  Effective January 28, 2008
    Highest Daily Guaranteed Return Option ("HD GRO")                  609         610          440
    Highest Daily Guaranteed Return Option II ("HD GRO II")          2,885         820           --
  Effective Since 2006
    Highest Daily Lifetime Five ("HDLT5")                            4,690       4,795        4,829
    Spousal Lifetime Five ("SLT5")                                   2,398       2,298        2,053
  Effective Since 2005
    Lifetime Five ("LT5")                                           15,461      15,011       13,614
                                                                  --------     -------      -------
Total Pruco Reinsurance                                           $333,505     $97,477      $39,264
                                                                  --------     -------      -------

    (1)Effective October 1, 2011, PLNJ entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of this rider.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $869 million and ($373) million as of December 31, 2011, and December 31, 2010, respectively. Realized gains (losses) ceded were $908 million, ($479) million and $814 million for the years ended December 31, of 2011, 2010 and 2009, respectively. Changes in realized gains (losses) for the 2011, 2010 and 2009 periods were primarily due to changes in market conditions in the period. The underlying asset as of December 31, 2011 and the contra-asset as of December 31, 2010 are reflected in "Reinsurance recoverables" in the Company's Consolidated Statements of Financial Position.

Taiwan branch reinsurance agreement
On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to an affiliate, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan").

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in Taiwan dollars.

Affiliated premiums in 2011, 2010 and 2009 from the Taiwan coinsurance agreement were $74 million, $87 million and $77 million, respectively. Affiliated benefits ceded in 2011, 2010 and 2009 from the Taiwan coinsurance agreement were $22 million and $23 million and $21 million, respectively.

Reinsurance recoverables related to the Taiwan coinsurance agreement were $984 million and $946 million at December 31, 2011and December 31, 2010, respectively.

Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates
In 2009 when implementing a revision to the reinsurance treaties with PARCC, PAR TERM and PAR III, modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowance did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During second quarter 2011, the Company recorded the correction, charging $13 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income
Effective April 1, 2009, the Company amended an existing agreement to add AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, as a party whereas the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $152.5 million, $51.3 million, and $14.9 million for the years ended December 31, 2011, 2010, and 2009 respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $10.6 million, $10.3 million, and $10.0 for the years ended December 31, 2011, 2010, and 2009, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income
(Loss).

Affiliated Asset Transfers
The Company buys and sells assets to and from affiliated companies.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


In December 2010, the Company purchased fixed maturity securities from affiliated companies, Prudential Annuities Life Assurance Corporation ("PALAC") and Pruco Re. The securities were purchased from PALAC, at a fair market value of $292 million, and were recorded net of OCI at an amortized cost of $257 million. The securities were purchased from Pruco Re, at a fair market value of $81 million, and were recorded net of OCI at an amortized cost of $76 million. The difference between fair market value and book value of these transfers was accounted for as a net decrease of $40 million to additional paid-in capital in 2010. During first quarter 2011, the Company recorded an out of period adjustment that reclassified the $40 million difference between book value and fair market value from additional paid-in capital to retained earnings. As part of this adjustment, a $14 million reduction to the deferred tax liability was recorded with an offset also reflected in retained earnings to record the tax effect of this activity. These adjustments were not material to any previously reported quarterly or annual financial statements.

In December 2010, the Company amended certain of its affiliated reinsurance treaties to change the settlement mode from monthly to annual. As a result of these treaty amendments, we were required to pay our reinsurers, Prudential Insurance and UPARC, the premium difference that resulted. Settlement of the premium difference with Prudential Insurance was made by transfer of securities that had an amortized cost of $117 million and a fair market value of $120 million. The difference between amortized cost and fair market value was accounted for as an increase of $3 million to additional paid-in capital. Settlement of the premium difference with UPARC was made by transfer of securities of $35 million in 2010, where fair market value approximated amortized cost.

In October 2011, the Company received fixed maturity securities from UPARC, an affiliated company, as consideration for the recapture of previously ceded business. The fair market value of the assets transferred to the Company was $350 million. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative gain of $37 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company transferred fixed maturity securities to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These securities had an amortized cost of $943 million and a fair market value of $1,006 million. The net difference between amortized cost and the fair value was $63 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $61 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company sold fixed maturity securities to PAR U, an affiliated company. These securities had an amortized cost of $84 million and a fair market value of $92 million. The net difference between amortized cost and fair market value was $8 million and was accounted for as a realized investment gain on the Company's financial statements.

In November 2011, the Company sold fixed maturity securities to its parent company, Prudential Insurance. These securities had an amortized cost of $41 million and a fair market value of $45 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold commercial loan securities to its parent company, Prudential Insurance. These securities had an amortized cost of $19 million and a fair market value of $21 million. The difference between amortized cost and fair market value was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


In December 2011, the Company sold fixed maturity securities to PARCC, an affiliated company. These securities had an amortized cost of $36 million and a fair market value of $38 million. The net difference between amortized cost and fair value was $2 million and was accounted for as a realized investment gain on the Company's financial statements.

Debt Agreements
The Company has an agreement with an affiliate, Prudential Funding, LLC, which allows the Company to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $900 million. The Company had $114 million in short term debt affiliated with Prudential Financial and $15 million affiliated with Prudential Funding, LLC. as of December 31, 2011, and no borrowings outstanding as of December 31, 2010.

On December 20, 2010, the Company borrowed $650 million from Prudential Insurance. This loan has a fixed interest rate of 3.47% and matures on December 21, 2015. The total related interest expense to the Company was $22.5 million for the year ended December 31, 2011.

On November 15, 2010, the Company borrowed $245 million from Prudential Financial. This loan has a fixed interest rate of 3.01% and matures on November 13, 2015. The total related interest expense to the Company was $7.1 million for the year ended December 31, 2011. On December 15, 2011, the Company repaid $179 million to Prudential Financial as a partial repayment for the $245 million borrowing. The outstanding principle related to this loan was $66 million at December 31, 2011.

On June 20, 2011, the Company entered into a series of four $50 million borrowings with Prudential Financial, totaling $200 million. The loans have fixed interest rates ranging from 1.66% to 3.17% and maturity dates staggered one year apart, from June 19, 2013 to June 19, 2016. The total related interest expense was $2.6 million for the year ended December 31, 2011.

On December 15, 2011, the Company entered into a series of four $53 million borrowings and on December 16, 2011 four $11 million borrowings with Prudential Financial, totaling $256 million. The loans have fixed interest rates ranging from 2.65% to 3.61% and maturity dates staggered one year apart, from December 16, 2013 to December 16, 2016. The total related interest expense was $0.35 million for the year ended December 31, 2011.

Derivative Trades
In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)


The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 are summarized in the table below:

                                                          Three Months Ended
                                             -------------------------------------------
                                             March 31  June 30   September 30 December 31
                                             -------- ---------  ------------ -----------
                                                            (in thousands)
2011
Total revenues                               $478,756 $ 493,845   $  639,641   $519,442
Total benefits and expenses                   383,055   465,288    1,371,790    265,750
Income (loss) from operations before income
 taxes                                         95,701    28,557     (732,149)   253,692
Net income (loss)                            $ 76,041 $  23,805   $ (434,310)  $201,721
                                             ======== =========   ==========   ========
2010
Total revenues                               $303,046 $ 417,543   $  316,435   $301,970
Total benefits and expenses                   249,047   636,017       (3,243)   (59,811)
Income (loss) from operations before income
 taxes                                         53,999  (218,474)     319,678    361,781
Net income (loss) (1)                        $ 49,112 $(139,086)  $  224,855   $254,004
                                             ======== =========   ==========   ========

    (1)In addition to the impact from the retrospective adoption of which costs relating to acquisition of new or renewal insurance costs qualify for deferral included within the three months ended June 30, 2010 and September 30, 2010, are offsetting impacts of approximately $40 million to income tax benefit and expense, respectively, resulting from revised interim tax calculations.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related statements of operations and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2011 and December 31, 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 1 and 2, of the consolidated financial statements, the Company has restated its previously issued 2011 consolidated statements of cash flows to correct an error. As discussed in Note 2, the Company changed the manner in which it accounts for the cost related to the acquisition or renewal of insurance contracts and the presentation of comprehensive income. Additionally, the Company changed its method of determining and recording other-than-temporary impairment for debt securities on January 1, 2009.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 9, 2012, except for the effects of the restatement discussed in Notes 1 and 2 and the effects of the adoption of the accounting standard relating to accounting for acquisition costs associated with acquiring or renewing insurance contracts, and the effects of the adoption of the accounting standard related to the presentation of comprehensive income discussed in Note 2, as to which the date is July 20, 2012.

                         PRUCO LIFE INSURANCE COMPANY
              Unaudited Interim Consolidated Financial Statements

                   September 30, 2012 and December 31, 2011

                               TABLE OF CONTENTS

                                                                                                                    PAGE NUMBER
                                                                                                                    -----------
PART I - FINANCIAL INFORMATION                                                                                           4

Item 1.  Financial Statements:                                                                                           4

         Unaudited Interim Consolidated Statements of Financial Position As of September 30, 2012 and December 31,
         2011                                                                                                            4

         Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) For the three
         and nine months ended September 30, 2012 and 2011                                                               5

         Unaudited Interim Consolidated Statements of Equity For the nine months ended September 30, 2012 and
         2011                                                                                                            6

         Unaudited Interim Consolidated Statements of Cash Flows For the nine months ended September 30, 2012
         and 2011                                                                                                        7

         Notes to Unaudited Interim Consolidated Financial Statements                                                    9

                        PART I - FINANCIAL INFORMATION

                         ITEM 1. FINANCIAL STATEMENTS
                         PRUCO LIFE INSURANCE COMPANY

        UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
  AS OF SEPTEMBER 30, 2012 AND DECEMBER 31, 2011 (IN THOUSANDS, EXCEPT SHARE
                                   AMOUNTS)

                                                                                                SEPTEMBER 30, DECEMBER 31,
                                                                                                    2012          2011
                                                                                                ------------- ------------
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2012 - $5,518,190; 2011 -
  $5,151,406)..................................................................................  $ 6,017,329  $ 5,544,124
Equity securities, available for sale, at fair value (cost: 2012 - $4,139; 2011 - $9,627)......        4,425        8,269
Trading account assets, at fair value..........................................................       14,995       25,843
Policy loans...................................................................................    1,072,424    1,050,878
Short-term investments.........................................................................      295,902      283,281
Commercial mortgage and other loans............................................................    1,453,351    1,406,492
Other long-term investments....................................................................      320,804      268,486
                                                                                                 -----------  -----------
   Total investments...........................................................................    9,179,230    8,587,373
Cash and cash equivalents......................................................................      127,189      287,423
Deferred policy acquisition costs..............................................................    3,325,785    2,545,600
Accrued investment income......................................................................       85,526       86,020
Reinsurance recoverables.......................................................................    6,948,608    5,729,116
Receivables from parents and affiliates........................................................      218,333      195,543
Deferred sales inducements.....................................................................      748,850      542,742
Income taxes...................................................................................            0       76,066
Other assets...................................................................................       43,494       44,555
Separate account assets........................................................................   77,028,281   58,156,771
                                                                                                 -----------  -----------
       TOTAL ASSETS............................................................................  $97,705,296  $76,251,209
                                                                                                 ===========  ===========
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances................................................................  $ 8,263,030  $ 7,811,674
Future policy benefits and other policyholder liabilities......................................    6,698,996    5,294,308
Cash collateral for loaned securities..........................................................       56,129      153,651
Securities sold under agreements to repurchase.................................................            0       40,491
Income taxes...................................................................................       16,237            0
Short-term debt to affiliates..................................................................      275,923      129,000
Long-term debt to affiliates...................................................................    1,438,000    1,172,000
Payables to parent and affiliates..............................................................       21,796        3,377
Other liabilities..............................................................................      638,520      694,497
Separate account liabilities...................................................................   77,028,281   58,156,771
                                                                                                 -----------  -----------
       TOTAL LIABILITIES.......................................................................   94,436,912   73,455,769
                                                                                                 -----------  -----------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 6)

EQUITY
Common stock, ($10 par value; 1,000,000 shares, authorized; 250,000 shares, issued and
  outstanding).................................................................................        2,500        2,500
Additional paid-in capital.....................................................................      825,825      836,021
Retained earnings..............................................................................    2,166,831    1,743,291
Accumulated other comprehensive income.........................................................      273,228      213,628
                                                                                                 -----------  -----------
       TOTAL EQUITY............................................................................    3,268,384    2,795,440
                                                                                                 -----------  -----------
TOTAL LIABILITIES AND EQUITY...................................................................  $97,705,296  $76,251,209
                                                                                                 ===========  ===========

       SEE NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

                         PRUCO LIFE INSURANCE COMPANY

   UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE
                                 INCOME (LOSS)
    THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2012 AND 2011 (IN THOUSANDS)

                                                                                 THREE MONTHS ENDED      NINE MONTHS ENDED
                                                                                   SEPTEMBER 30,           SEPTEMBER 30,
                                                                               ---------------------  ----------------------
                                                                                  2012       2011        2012        2011
                                                                               ---------  ----------  ----------  ----------
REVENUES
Premiums...................................................................... $  17,078  $   16,129  $   48,338  $   49,686
Policy charges and fee income.................................................   432,917     244,819   1,104,903     820,987
Net investment income.........................................................   110,203     107,455     317,382     327,933
Asset administration fees.....................................................    75,777      52,901     205,690     147,969
Other income..................................................................    26,546      12,366      55,791      31,940
Realized investment gains (losses), net:
   Other-than-temporary impairments on fixed maturity securities..............   (16,307)    (17,634)    (32,055)    (47,634)
   Other-than-temporary impairments on fixed maturity securities transferred
     to Other comprehensive income............................................    14,564      15,541      26,028      41,542
   Other realized investment gains (losses), net..............................  (120,093)    208,064    (126,115)    239,811
                                                                               ---------  ----------  ----------  ----------
       Total realized investment gains (losses), net..........................  (121,836)    205,971    (132,142)    233,719
                                                                               ---------  ----------  ----------  ----------
TOTAL REVENUES................................................................   540,685     639,641   1,599,962   1,612,234
                                                                               ---------  ----------  ----------  ----------
BENEFITS AND EXPENSES
Policyholders' benefits.......................................................   194,239     187,648     300,193     302,481
Interest credited to policyholders' account balances..........................   (19,229)    291,321     140,490     450,590
Amortization of deferred policy acquisition costs.............................  (219,945)    721,456      20,317     942,336
General, administrative and other expenses....................................   226,753     171,365     634,178     524,727
                                                                               ---------  ----------  ----------  ----------
TOTAL BENEFITS AND EXPENSES...................................................   181,818   1,371,790   1,095,178   2,220,134
                                                                               ---------  ----------  ----------  ----------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES.............................   358,867    (732,149)    504,784    (607,900)
                                                                               ---------  ----------  ----------  ----------

Income tax expense (benefit)..................................................    43,268    (297,839)     81,244    (273,428)
                                                                               ---------  ----------  ----------  ----------
NET INCOME (LOSS)............................................................. $ 315,599  $ (434,310) $  423,540  $ (334,472)
                                                                               ---------  ----------  ----------  ----------

Other comprehensive income (loss), before tax:
   Foreign currency translation adjustments...................................       175        (578)        (45)         49
     Unrealized investment gains (losses) for the period......................    47,301      54,385      99,383      71,435
     Reclassification adjustment for (gains) losses included in net income....    (4,540)      6,786      (7,375)     20,531
                                                                               ---------  ----------  ----------  ----------
   Net unrealized investment gains (losses)...................................    42,761      61,171      92,008      91,966
                                                                               ---------  ----------  ----------  ----------
Other comprehensive income (loss), before tax:................................    42,936      60,593      91,963      92,015
   Less: Income tax expense (benefit) related to:.............................
     Foreign currency translation adjustment..................................        61        (202)        (16)         17
     Net unrealized investment gains..........................................    14,967      21,572      32,379      32,349
                                                                               ---------  ----------  ----------  ----------
       Total..................................................................    15,028      21,370      32,363      32,366
Other comprehensive income (loss), net of tax:................................    27,908      39,223      59,600      59,649
                                                                               ---------  ----------  ----------  ----------
COMPREHENSIVE INCOME (LOSS)................................................... $ 343,507  $ (395,087) $  483,140  $ (274,823)
                                                                               =========  ==========  ==========  ==========

       SEE NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

                         PRUCO LIFE INSURANCE COMPANY

              UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF EQUITY
         NINE MONTHS ENDED SEPTEMBER 30, 2012 AND 2011 (IN THOUSANDS)

                                                                                      ACCUMULATED
                                                              ADDITIONAL                 OTHER
                                                       COMMON  PAID-IN    RETAINED   COMPREHENSIVE
                                                       STOCK   CAPITAL    EARNINGS   INCOME (LOSS) TOTAL EQUITY
                                                       ------ ---------- ----------  ------------- ------------
BALANCE, DECEMBER 31, 2011............................ $2,500  $836,021  $1,743,291    $213,628     $2,795,440
Contributed capital - parent/child asset transfers....     --   (10,196)         --          --        (10,196)
Comprehensive income:
   Net income.........................................     --        --     423,540          --        423,540
   Other comprehensive income (loss), net of tax......     --        --          --      59,600         59,600
                                                                                                    ----------
Total comprehensive income............................                                                 483,140
                                                       ------  --------  ----------    --------     ----------
BALANCE, SEPTEMBER 30, 2012........................... $2,500  $825,825  $2,166,831    $273,228     $3,268,384
                                                       ======  ========  ==========    ========     ==========

                                                                                      ACCUMULATED
                                                              ADDITIONAL                 OTHER
                                                       COMMON  PAID-IN    RETAINED   COMPREHENSIVE
                                                       STOCK   CAPITAL    EARNINGS   INCOME (LOSS) TOTAL EQUITY
                                                       ------ ---------- ----------  ------------- ------------
BALANCE, DECEMBER 31, 2010............................ $2,500  $792,226  $2,370,525    $160,943     $3,326,194
Cumulative effect of adoption of accounting principle.     --        --    (468,340)     22,156       (446,184)
Affiliated asset transfers............................     --    40,252     (26,151)         --         14,101
Comprehensive income:
   Net income.........................................     --        --    (334,472)         --       (334,472)
   Other comprehensive income (loss), net of tax......     --        --          --      59,649         59,649
                                                                                                    ----------
Total comprehensive income............................                                                (274,823)
                                                       ------  --------  ----------    --------     ----------
BALANCE, SEPTEMBER 30, 2011........................... $2,500  $832,478  $1,541,562    $242,748     $2,619,288
                                                       ======  ========  ==========    ========     ==========

       SEE NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

                         PRUCO LIFE INSURANCE COMPANY

            UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS NINE MONTHS ENDED SEPTEMBER 30, 2012 AND 2011 (IN THOUSANDS)

                                                                                                    NINE MONTHS ENDED
                                                                                                      SEPTEMBER 30,
                                                                                                ------------------------
                                                                                                    2012         2011
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income..................................................................................... $   423,540  $  (334,472)
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy charges and fee income...............................................................    (125,655)    (164,478)
   Interest credited to policyholders' account balances........................................     140,490      450,590
   Realized investment (gains) losses, net.....................................................     132,142     (233,719)
   Amortization and other non-cash items.......................................................     (41,269)     (10,493)
   Change in:
     Future policy benefits and other insurance liabilities....................................   1,030,768      702,610
     Reinsurance recoverables..................................................................    (791,695)  (1,647,830)
     Accrued investment income.................................................................      (1,246)         389
     Receivables from parent and affiliates....................................................     (27,116)      39,695
     Payables to parent and affiliates.........................................................       5,780      (40,085)
     Deferred policy acquisition costs.........................................................    (879,316)     372,886
     Income taxes payable......................................................................     104,803     (435,401)
     Deferred sales inducements................................................................    (191,851)    (227,722)
     Other, net................................................................................     (37,742)     877,038
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES................................................. $  (258,367) $  (650,992)
                                                                                                -----------  -----------

CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale........................................................ $   801,617  $   736,820
   Short-term investments......................................................................     977,765      838,032
   Policy loans................................................................................      96,177       92,508
   Ceded policy loans..........................................................................      (2,428)      (1,283)
   Commercial mortgage and other loans.........................................................      75,284       42,196
   Other long-term investments.................................................................       8,443        8,856
   Equity securities, available for sale.......................................................       9,849       10,350
   Trading account assets, at fair value.......................................................      10,636           --
Payments for the purchase/origination of:
   Fixed maturities, available for sale........................................................  (1,296,016)    (634,883)
   Short-term investments......................................................................    (990,405)    (987,273)
   Policy loans................................................................................    (100,621)     (76,734)
   Ceded policy loans..........................................................................      12,683        2,121
   Commercial mortgage and other loans.........................................................    (156,865)    (134,523)
   Other long-term investments.................................................................     (66,429)     (32,136)
   Equity securities, available for sale.......................................................      (5,024)      (8,446)
   Notes receivable from parent and affiliates, net............................................      21,788       18,228
   Other.......................................................................................        (483)         966
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES................................................. $  (604,029) $  (125,201)
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
   Policyholders' account deposits............................................................. $ 2,908,539  $ 2,181,188
   Ceded policyholders' account deposits.......................................................    (209,800)     (58,729)
   Policyholders' account withdrawals..........................................................  (2,291,138)  (1,886,503)
   Ceded policyholders' account withdrawals....................................................      22,035        4,602
   Net change in securities sold under agreement to repurchase and cash collateral for loaned
     securities................................................................................    (138,014)     108,189
   Contributed capital - parent/child asset transfers..........................................     (13,378)          --
   Net increase (decrease) in short-term borrowing.............................................      43,923       50,000
   Drafts outstanding..........................................................................      10,995       53,575
   Net change in long-term borrowing...........................................................     369,000      200,000
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES................................................. $   702,162  $   652,322
                                                                                                -----------  -----------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS...........................................    (160,234)    (123,871)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR...................................................     287,423      364,999
                                                                                                -----------  -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD....................................................... $   127,189  $   241,128
                                                                                                ===========  ===========

       SEE NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

Cash Flows from Investing Activities in the September 30, 2012 Unaudited Interim Consolidated Statement of Cash Flows excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company and PAR U, an affiliate (See Note
8). The assets transferred included $156 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $46 million to Prudential Financial, the Company's ultimate parent company, to settle tax expenses arising from this coinsurance transaction.

                         PRUCO LIFE INSURANCE COMPANY

         NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, is a wholly owned subsidiary of The Prudential Insurance Company of America, or ("Prudential Insurance"), which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or ("Prudential Financial"). Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities, primarily through third party distributors, in the District of Columbia, Guam, and in all States except New York.

Pruco Life Insurance Company has three subsidiaries, including one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey, or ("PLNJ"), and two subsidiaries formed in 2009 for the purpose of holding certain commercial loan and other investments. Pruco Life Insurance Company and its subsidiaries are together referred to as ("the Company") and all financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities, primarily through third party distributors, only in New Jersey and New York.

ACQUISITION OF THE HARTFORD'S INDIVIDUAL LIFE INSURANCE BUSINESS

On September 27, 2012, Prudential Financial announced that Prudential Insurance entered into an agreement to acquire The Hartford's Individual Life Insurance Business through a reinsurance transaction. Prudential Insurance will pay The Hartford cash consideration of $615 million, primarily in the form of a ceding commission to provide reinsurance for approximately 700,000 Hartford life insurance policies with net retained face amount in force of approximately $135 billion. The transaction is expected to close in early 2013, subject to regulatory approvals and customary closing conditions.

In connection with this transaction, Prudential Insurance will retrocede to the Company, the portion of the assumed business that is classified as guaranteed universal life insurance ("GUL") with account values of approximately $3.5 billion as of June 30, 2012. Under this reinsurance agreement, the Company will pay Prudential Insurance a ceding commission in an amount to be determined and will provide reinsurance for more than 74,000 GUL policies with net retained face amount in force of approximately $31 billion. The Company will then retrocede all of the GUL policies to an affiliated captive reinsurance company.

BASIS OF PRESENTATION

The Unaudited Interim Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States, or "U.S. GAAP," on a basis consistent with reporting interim financial information in accordance with instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission ("SEC"). In the opinion of management, all adjustments necessary for a fair statement of the consolidated results of operations and financial condition of the Company have been made. All such adjustments are of a normal recurring nature. Interim results are not necessarily indicative of results that may be expected for the full year. Intercompany balances and transactions have been eliminated.

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 8). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties. These financial statements should be read in conjunction with the Audited Consolidated Financial Statements included in the Company's Annual Report on Form 10-K/A for the year ended December 31, 2011.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

RECLASSIFICATIONS

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

                         PRUCO LIFE INSURANCE COMPANY

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

INVESTMENTS AND INVESTMENT RELATED LIABILITIES

The Company's investments in debt and equity securities include fixed maturities; equity securities; and short-term investments. The accounting policies related to these, as well as commercial mortgage and other loans, are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 4 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount, is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)."

Equity securities, available-for-sale are comprised of common stock, and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Trading account assets, at fair value, consist primarily of asset-backed securities, commercial mortgage-backed securities and perpetual preferred stock whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities." Realized and unrealized gains and losses for these investments are reported in "Other income." Interest and dividend income from these investments is reported in "Net investment income."

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other). Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage loan and agricultural loan portfolios on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

                         PRUCO LIFE INSURANCE COMPANY

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for loan losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage loans and agricultural loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and agricultural loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. As part of securities repurchase agreements or securities loan transactions the Company transfers U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company transfers cash as collateral and receives U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General, administrative and other expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General, administrative and other expenses").

Other long-term investments consist of derivatives, the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

                         PRUCO LIFE INSURANCE COMPANY

"Short-term investments" primarily consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities, an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

ASSET ADMINISTRATION FEES

The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
8). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

                         PRUCO LIFE INSURANCE COMPANY

DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives are financial instruments whose values are derived from interest rates, financial indices, or the values of securities. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options which are contracted in the over-the-counter market with an affiliate. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, financial indices, values of securities, credit spreads, market volatility, expected returns, non-performance risks and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty for which a master netting arrangement has been executed. As discussed below and in Note 5, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges are recorded in current earnings. Cash flows from these derivatives are reported in the operating and investing activities sections in the Unaudited Interim Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" to the extent they are effective, until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge, or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

                         PRUCO LIFE INSURANCE COMPANY

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 4, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company ("UPARC"). The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the value of the underlying contractual guarantees that are carried at fair value and included in "Reinsurance recoverables," and changes in "Realized investment gains (losses), net." In the third quarter of 2011, the Company amended its reinsurance agreement resulting in a recapture of a portion of this business (See Note 8) effective July 1, 2011. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company entered into a new coinsurance agreement with an affiliate, Prudential Arizona Reinsurance Universal Company, ("PAR U") effective July 1, 2011. The settlement of the initial coinsurance premium also occurred subsequent to the effective date of the coinsurance agreement and contains a settlement provision similar to the recapture premium, discussed above. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 8 for additional information about this agreement).

Effective July 1, 2012, the Company's wholly owned subsidiary, PLNJ, entered into a new coinsurance agreement with an affiliate, PAR U. The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date of the coinsurance agreement through settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within PLNJ. The settlement feature of this agreement was accounted for as a derivative (See Note 8 for additional information about this agreement).

INCOME TAXES

The Company determines its interim tax provision using the annual effective tax rate methodology in accordance with the authoritative guidance. The increase in the income tax expense for the three months and nine months ended September 30, 2012 and change in effective tax rate was primarily driven by an increase in pre-tax income for the three months and nine months ended September 30, 2012 compared to the three months and nine months ended September 30, 2011.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2012 the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Unaudited Interim Consolidated Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 4. Adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

Effective January 1, 2012, the Company adopted, prospectively, updated guidance regarding the assessment of effective control for repurchase agreements. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred

                         PRUCO LIFE INSURANCE COMPANY
policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

The following tables present amounts as previously reported in 2011, the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above, and the adjusted amounts that are reflected in the Unaudited Interim Consolidated Financial Statements included herein.

                         PRUCO LIFE INSURANCE COMPANY

 UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION:
                                                   DECEMBER 31, 2011
                                         -------------------------------------
                                         AS PREVIOUSLY EFFECT OF  AS CURRENTLY
                                         REPORTED (2)   CHANGE    REPORTED (2)
                                         ------------- ---------  ------------
                                                    (IN THOUSANDS)
 Deferred policy acquisition costs......  $ 3,217,508  $(671,908) $ 2,545,600
 Reinsurance recoverables...............    5,727,610      1,506    5,729,116
 Income taxes receivable (1)............           --     76,066       76,066
 Other assets...........................       44,557         (2)      44,555
 TOTAL ASSETS...........................   76,845,547   (594,338)  76,251,209

 Policyholders' account balances........    7,808,840      2,834    7,811,674
 Income taxes payable (1)...............      176,517   (176,517)          --
 Other liabilities......................      646,569     47,928      694,497
 TOTAL LIABILITIES......................   73,581,524   (125,755)  73,455,769

 Retained earnings......................    2,233,698   (490,407)   1,743,291
 Accumulated other comprehensive income.      191,804     21,824      213,628
 TOTAL EQUITY...........................    3,264,023   (468,583)   2,795,440
 TOTAL LIABILITIES AND EQUITY...........  $76,845,547  $(594,338) $76,251,209

(1)Income taxes reported in December 31, 2011 was in a payable position. The effect of the restatement converted the balance to a receivable position and was moved into the asset section of the balance sheet.
(2)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the U.S. Securities and Exchange Commission ("SEC") on March 9, 2012. "As currently reported" column was included in the 10-K/A filed with the SEC on July 20, 2012.

UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS:
                                                   THREE MONTHS ENDED SEPTEMBER 30, 2011
                                                   ------------------------------------
                                                       AS                       AS
                                                   PREVIOUSLY   EFFECT OF    CURRENTLY
                                                    REPORTED     CHANGE      REPORTED
                                                   ----------   ---------   ----------
                                                             (IN THOUSANDS)
REVENUES
Policy charges and fee income..................... $  244,307   $     512   $  244,819
   Total revenues.................................    639,129         512      639,641
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs.    812,067     (90,611)     721,456
General, administrative and other expenses........    128,645      42,720      171,365
   Total benefits and expenses....................  1,419,681     (47,891)   1,371,790
INCOME FROM OPERATIONS BEFORE INCOME TAXES........   (780,552)     48,403     (732,149)
Income tax expense................................   (310,584)     12,745     (297,839)
NET INCOME........................................ $ (469,968)  $  35,658   $ (434,310)

                                                   NINE MONTHS ENDED SEPTEMBER 30, 2011
                                                   ------------------------------------
                                                       AS                       AS
                                                   PREVIOUSLY   EFFECT OF    CURRENTLY
                                                    REPORTED     CHANGE      REPORTED
                                                   ----------   ---------   ----------
                                                             (IN THOUSANDS)
REVENUES
Policy charges and fee income..................... $  820,604   $     383   $  820,987
   Total revenues.................................  1,611,851         383    1,612,234
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs.  1,075,795    (133,459)     942,336
General, administrative and other expenses........    389,741     134,986      524,727
   Total benefits and expenses....................  2,218,607       1,527    2,220,134
INCOME FROM OPERATIONS BEFORE INCOME TAXES........   (606,756)     (1,144)    (607,900)
Income tax expense................................   (274,634)      1,206     (273,428)
NET INCOME........................................ $ (332,122)  $  (2,350)  $ (334,472)

                         PRUCO LIFE INSURANCE COMPANY

UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS:
                                                NINE MONTHS ENDED SEPTEMBER 30, 2011
                                                -----------------------------------
                                                AS PREVIOUSLY EFFECT OF AS CURRENTLY
                                                REPORTED (1)   CHANGE     REPORTED
                                                ------------- --------- ------------
                                                           (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.....................................  $  (332,122) $ (2,350) $  (334,472)
Policy charges and fee income..................     (164,095)     (383)    (164,478)
Change in:
   Reinsurance recoverables....................   (1,646,833)     (997)  (1,647,830)
   Deferred policy acquisition costs...........      419,550   (46,664)     372,886
   Income taxes payable........................     (436,607)    1,206     (435,401)
   Other, net..................................      827,850    49,188      877,038
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES.  $  (650,992) $     --  $  (650,992)

(1)Certain amounts in prior periods have been reclassified to conform to the current period presentation.

3. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                               SEPTEMBER 30, 2012
                                                             ------------------------------------------------------
                                                                                                         OTHER-THAN-
                                                                          GROSS      GROSS                TEMPORARY
                                                             AMORTIZED  UNREALIZED UNREALIZED            IMPAIRMENTS
                                                               COST       GAINS      LOSSES   FAIR VALUE IN AOCI (3)
                                                             ---------- ---------- ---------- ---------- -----------
                                                                                 (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies.................................. $  177,948  $ 16,315   $    --   $  194,263  $     --
Obligations of U.S. states and their political subdivisions.     67,920     7,006       107       74,819        --
Foreign government bonds....................................     22,341     6,070        --       28,411        --
Public utilities............................................    589,160    72,506     1,040      660,626        --
All other corporate securities..............................  3,503,245   321,190     2,204    3,822,231      (344)
Asset-backed securities (1).................................    364,496    18,885    10,508      372,873   (22,144)
Commercial mortgage-backed securities.......................    454,344    46,274        50      500,568        --
Residential mortgage-backed securities (2)..................    338,736    24,884        82      363,538    (1,135)
                                                             ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale.................. $5,518,190  $513,130   $13,991   $6,017,329  $(23,623)
                                                             ==========  ========   =======   ==========  ========

EQUITY SECURITIES, AVAILABLE-FOR-SALE
Common Stocks:
   Public utilities......................................... $       66  $      4   $     1   $       69
   Industrial, miscellaneous & other........................      2,037       598       390        2,245
Non-redeemable preferred stocks.............................      2,036        75        --        2,111
                                                             ----------  --------   -------   ----------
Total equity securities, available-for-sale................. $    4,139  $    677   $   391   $    4,425
                                                             ==========  ========   =======   ==========

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $17 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                         PRUCO LIFE INSURANCE COMPANY

                                                                              DECEMBER 31, 2011 (4)
                                                             ------------------------------------------------------
                                                                                                         OTHER-THAN-
                                                                          GROSS      GROSS                TEMPORARY
                                                             AMORTIZED  UNREALIZED UNREALIZED            IMPAIRMENTS
                                                               COST       GAINS      LOSSES   FAIR VALUE IN AOCI (3)
                                                             ---------- ---------- ---------- ---------- -----------
                                                                                 (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies                                   $  144,083  $ 14,321   $     4   $  158,400  $     --
Obligations of U.S. states and their political subdivisions      32,282     3,869        --       36,151        --
Foreign government bonds....................................     32,966     6,073         4       39,035        --
Public utilities............................................    392,168    47,552       729      438,991        --
All other corporate securities..............................  3,369,261   270,398     7,724    3,631,935    (1,285)
Asset-backed securities (1).................................    376,505    19,235    22,495      373,245   (27,122)
Commercial mortgage-backed securities.......................    505,310    37,015         2      542,323        --
Residential mortgage-backed securities (2)..................    298,831    25,550       337      324,044    (1,296)
                                                             ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale.................. $5,151,406  $424,013   $31,295   $5,544,124  $(29,703)
                                                             ==========  ========   =======   ==========  ========
EQUITY SECURITIES AVAILABLE-FOR-SALE
Common Stocks:
   Public utilities......................................... $       90  $      5   $    23   $       72
   Industrial, miscellaneous & other........................      7,100       597     1,742        5,955
Non-redeemable preferred stocks.............................      2,437         6       201        2,242
                                                             ----------  --------   -------   ----------
Total equity securities, available-for-sale................. $    9,627  $    608   $ 1,966   $    8,269
                                                             ==========  ========   =======   ==========

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $11 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at September 30, 2012, are as follows:

                                                  AVAILABLE-FOR-SALE
                                                 ---------------------
                                                 AMORTIZED
                                                   COST     FAIR VALUE
                                                 ---------- ----------
                                                    (IN THOUSANDS)
         Due in one year or less................ $  473,837 $  488,265
         Due after one year through five years..  1,473,214  1,592,763
         Due after five years through ten years.  1,263,547  1,408,639
         Due after ten years....................  1,150,016  1,290,683
         Asset-backed securities................    364,496    372,873
         Commercial mortgage-backed securities..    454,344    500,568
         Residential mortgage-backed securities.    338,736    363,538
                                                 ---------- ----------
            Total............................... $5,518,190 $6,017,329
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                   THREE MONTHS ENDED   NINE MONTHS ENDED
                                                                                      SEPTEMBER 30,       SEPTEMBER 30,
                                                                                   ------------------  ------------------
                                                                                     2012      2011      2012      2011
                                                                                   --------  --------  --------  --------
                                                                                               (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
   Proceeds from sales............................................................ $ 48,318  $  8,544  $106,508  $ 93,003
   Proceeds from maturities/repayments............................................  202,979   251,043   696,047   631,656
   Gross investment gains from sales, prepayments and maturities..................   16,734     3,135    25,488     8,836
   Gross investment losses from sales and maturities..............................     (465)       --    (1,171)     (366)

EQUITY SECURITIES, AVAILABLE-FOR-SALE
   Proceeds from sales............................................................ $  9,771  $  6,205  $  9,862  $ 10,349
   Proceeds from maturities/repayments............................................       --        --        --        --
   Gross investment gains from sales..............................................    1,000        --     1,027        --
   Gross investment losses from sales.............................................     (495)       --      (529)       --

FIXED MATURITY AND EQUITY SECURITY IMPAIRMENTS
   Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings (1)................................................... $ (1,743) $ (2,093) $ (6,027) $ (6,092)
   Writedowns for other-than-temporary impairment losses on equity securities.....     (223)     (476)   (1,146)   (1,833)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

                         PRUCO LIFE INSURANCE COMPANY

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

CREDIT LOSSES RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES HELD BY THE COMPANY FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OCI

                                           THREE MONTHS ENDED NINE MONTHS ENDED
                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                  2012              2012
                                           ------------------ -----------------
                                                      (IN THOUSANDS)
Balance, beginning of period..............      $27,542            $31,506
Credit loss impairments previously
  recognized on securities which matured,
  paid down, prepaid or were sold during
  the period                                     (1,330)            (3,658)
Credit loss impairments previously
  recognized on securities impaired to
  fair value during the period (1)........           --             (3,127)
Additional credit loss impairments
  recognized in the current period on
  securities previously impaired..........          854              2,074
Increases due to the passage of time on
  previously recorded credit losses.......          279              1,077
Accretion of credit loss impairments
  previously recognized due to an
  increase in cash flows expected to be
  collected                                        (578)            (1,105)
                                                -------            -------
Balance, end of period....................      $26,767            $26,767
                                                =======            =======

                                           THREE MONTHS ENDED NINE MONTHS ENDED
                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                  2011              2011
                                           ------------------ -----------------
                                                      (IN THOUSANDS)
Balance, beginning of period..............      $29,546            $36,820
Credit loss impairments previously
  recognized on securities which matured,
  paid down, prepaid or were sold during
  the period                                     (1,480)            (7,054)
Credit loss impairments previously
  recognized on securities impaired to
  fair value during the period (1)........           --             (4,055)
Credit loss impairment recognized in the
  current period on securities not
  previously impaired.....................           --                 85
Additional credit loss impairments
  recognized in the current period on
  securities previously impaired..........        1,487              3,981
Increases due to the passage of time on
  previously recorded credit losses                 452              1,145
Accretion of credit loss impairments
  previously recognized due to an
  increase in cash flows expected to be
  collected                                        (199)            (1,116)
                                                -------            -------
Balance, end of period....................      $29,806            $29,806
                                                =======            =======

(1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

                         PRUCO LIFE INSURANCE COMPANY

TRADING ACCOUNT ASSETS

The following table sets forth the composition of trading account assets, at fair value as of the dates indicated:

                                           SEPTEMBER 30, 2012 DECEMBER 31, 2011
                                           -----------------  -----------------
                                           AMORTIZED   FAIR   AMORTIZED  FAIR
                                             COST      VALUE    COST     VALUE
                                           ---------  ------- --------- -------
                                                     (IN THOUSANDS)
 Fixed maturities:........................
    Asset-backed securities...............  $ 6,404   $ 6,808  $16,597  $17,419
    Commercial mortgage-backed securities.    4,900     4,994    4,978    5,062
                                            -------   -------  -------  -------
 Total fixed maturities...................   11,304    11,802   21,575   22,481
 Equity securities (1)....................    3,083     3,193    3,135    3,362
                                            -------   -------  -------  -------
 Total trading account assets.............  $14,387   $14,995  $24,710  $25,843
                                            =======   =======  =======  =======

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" included $0.2 million of losses and $0.0 million during the three months ended September 30, 2012 and 2011, respectively, and $0.5 million of losses and $0.3 million of losses during the nine months ended September 30, 2012 and 2011, respectively.

COMMERCIAL MORTGAGE AND OTHER LOANS

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                         SEPTEMBER 30, 2012     DECEMBER 31, 2011
                                                                       ---------------------  ---------------------
                                                                           AMOUNT      % OF       AMOUNT      % OF
                                                                       (IN THOUSANDS)  TOTAL  (IN THOUSANDS)  TOTAL
                                                                       -------------- ------  -------------- ------
COMMERCIAL MORTGAGE AND OTHER LOANS BY PROPERTY TYPE:
Industrial............................................................   $  257,645    17.6 %   $  261,699    18.4 %
Retail................................................................      473,923     32.3       453,352     31.9
Apartments/Multi-Family...............................................      236,957     16.2       218,524     15.4
Office................................................................      234,928     16.0       223,587     15.8
Hospitality...........................................................       60,872      4.2        61,910      4.4
Other.................................................................       86,633      5.9        97,383      6.9
                                                                         ----------   ------    ----------   ------
Total commercial mortgage loans by property type......................    1,350,958     92.2     1,316,455     92.8
Agricultural property loans...........................................      114,318      7.8       102,850      7.2
                                                                         ----------   ------    ----------   ------
Total commercial mortgage and agricultural loans by property type.....    1,465,276   100.0 %    1,419,305   100.0 %
                                                                                      ======                 ======
Valuation allowance...................................................      (11,925)               (12,813)
                                                                         ----------             ----------
Total net commercial and agricultural mortgage loans by property type.   $1,453,351             $1,406,492
                                                                         ==========             ==========

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in California (20%), New Jersey (13%), and Texas (9%) at September 30, 2012.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                   SEPTEMBER 30, DECEMBER 31,
                                                       2012          2011
                                                   ------------- ------------
                                                         (IN THOUSANDS)
   Allowance for losses, beginning of year........    $12,813      $21,428
   Addition to / (release of) allowance of losses.       (888)      (8,615)
                                                      -------      -------
   Allowance for losses, end of year (1)..........    $11,925      $12,813
                                                      =======      =======

(1)Agricultural loans represent $0.4 million of the ending allowance at both September 30, 2012 and December 31, 2011.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans, as of the dates indicated:

                                                                             SEPTEMBER 30, DECEMBER 31,
                                                                                 2012          2011
                                                                             ------------- ------------
                                                                                    TOTAL LOANS
                                                                                   (IN THOUSANDS)
ALLOWANCE FOR CREDIT LOSSES:
Ending balance: individually evaluated for impairment (1)...................  $    5,552    $    5,743
Ending balance: collectively evaluated for impairment (2)...................       6,373         7,070
                                                                              ----------    ----------
Total ending balance........................................................  $   11,925    $   12,813

RECORDED INVESTMENT: (3)
Ending balance gross of reserves: individually evaluated for impairment (1).  $   17,416    $   17,849
Ending balance gross of reserves: collectively evaluated for impairment (2).   1,447,860     1,401,456
                                                                              ----------    ----------
Total ending balance, gross of reserves.....................................  $1,465,276    $1,419,305
                                                                              ==========    ==========

(1)There were no agricultural loans individually evaluated for impairments at September 30, 2012 and December 31, 2011.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $114 million and $103 million at September 30, 2012 and December 31, 2011, respectively and a related allowance of $0.4 million for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

                         PRUCO LIFE INSURANCE COMPANY

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of September 30, 2012 and December 31, 2011 had a recorded investment and unpaid principal balance of $17.4 million and $17.8 million and related allowance of $5.6 million and $5.7 million, respectively, primarily related to the hospitality and other property types. At both September 30, 2012 and December 31, 2011, the Company held no impaired agricultural loans. Net investment income recognized on these loans totaled $0.4 million for the nine months ended September 30, 2012, and $0.5 million for the year ended
December 31, 2011.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of both September 30, 2012 and December 31, 2011, the Company held no such loans. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2 loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of September 30, 2012 and December 31, 2011, 93% of the $1.5 billion and $1.4 billion recorded investment had a loan-to-value ratio of less than 80%, respectively. As of both September 30, 2012 and December 31, 2011, 95% of the recorded investment had a debt service coverage ratio of 1.0X or greater. As of September 30, 2012, approximately $82 million or 6% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2011, approximately $72 million or 5% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of both September 30, 2012 and December 31, 2011, all commercial mortgage and other loans were in current status, with the exception of $1.6 million at December 31, 2011, that were classified as past due, primarily related to other property types. As of September 30, 2012 and December 31, 2011, $19.3 million and $22.6 million, respectively, of commercial mortgage and other loans, were in non-accrual status based upon the recorded investment gross of allowance for credit losses, primarily related to hospitality and other property types. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

For the three months ended September 30, 2012, there were no commercial mortgage and other loans sold or acquired.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company's outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

As of September 30, 2012, the additional funds the Company has committed to provide to borrowers involved in a troubled debt restructuring is not material.

NET INVESTMENT INCOME

Net investment income for the three and nine months ended September 30, 2012 and 2011 was from the following sources:

                                             THREE MONTHS ENDED   NINE MONTHS ENDED
                                                SEPTEMBER 30,       SEPTEMBER 30,
                                             ------------------  ------------------
                                               2012      2011      2012      2011
                                             --------  --------  --------  --------
                                                         (IN THOUSANDS)
Fixed maturities, available-for-sale........ $ 67,924  $ 75,920  $203,885  $230,005
Equity securities, available-for-sale.......        6      (234)       39       219
Trading account assets......................      205       651       821     1,195
Commercial mortgage and other loans.........   21,388    20,671    63,693    60,627
Policy loans................................   14,376    14,005    42,851    41,942
Short-term investments and cash equivalents.      244       261       787       848
Other long-term investments.................   10,748       746    18,992     6,784
                                             --------  --------  --------  --------
Gross investment income.....................  114,891   112,020   331,068   341,620
Less: investment expenses...................   (4,688)   (4,565)  (13,686)  (13,687)
                                             --------  --------  --------  --------
   Net investment income.................... $110,203  $107,455  $317,382  $327,933
                                             ========  ========  ========  ========

                         PRUCO LIFE INSURANCE COMPANY

REALIZED INVESTMENT GAINS (LOSSES), NET

Realized investment gains (losses), net, for the three and nine months ended September 30, 2012 and 2011, were from the following sources:

                                             THREE MONTHS ENDED   NINE MONTHS ENDED
                                               SEPTEMBER 30,        SEPTEMBER 30,
                                            -------------------  -------------------
                                               2012      2011       2012      2011
                                            ---------  --------  ---------  --------
                                                         (IN THOUSANDS)
Fixed maturities........................... $  14,527  $  1,043  $  18,291  $  2,378
Equity securities..........................       280        96       (649)    2,020
Commercial mortgage and other loans........     3,505     2,937      4,565     5,264
Joint ventures and limited partnerships....        --      (265)        --      (265)
Derivatives................................  (140,152)  202,147   (154,371)  224,302
Other......................................         4        13         22        20
                                            ---------  --------  ---------  --------
   Realized investment gains (losses), net. $(121,836) $205,971  $(132,142) $233,719
                                            =========  ========  =========  ========

NET UNREALIZED INVESTMENT GAINS (LOSSES)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Unaudited Interim Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income
(loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

NET UNREALIZED INVESTMENT GAINS AND LOSSES ON FIXED MATURITY SECURITIES ON WHICH AN OTTI LOSS HAS BEEN RECOGNIZED

                                                                                             ACCUMULATED OTHER
                                                                                               COMPREHENSIVE
                                                                                               INCOME (LOSS)
                                                                                  DEFERRED    RELATED TO NET
                                NET UNREALIZED    DEFERRED POLICY  POLICY HOLDER INCOME TAX     UNREALIZED
                               GAINS (LOSSES) ON ACQUISITION COSTS    ACCOUNT    (LIABILITY) INVESTMENT GAINS
                                  INVESTMENTS     AND OTHER COSTS    BALANCES      BENEFIT       (LOSSES)
                               ----------------- ----------------- ------------- ----------- -----------------
                                                               (IN THOUSANDS)
Balance, December 31, 2011....     $(18,648)          $10,187         $(2,936)     $ 3,958        $(7,439)
Net investment gains (losses)
  on investments arising
  during the period...........        6,854                --              --       (2,399)         4,455
Reclassification adjustment
  for (gains) losses included
  in net income...............        5,114                --              --       (1,790)         3,324
Reclassification adjustment
  for OTTI losses excluded
  from net income(1)..........         (100)               --              --           35            (65)
Impact of net unrealized
  investment (gains) losses
  on deferred policy
  acquisition costs...........           --            (5,983)             --        2,094         (3,889)
Impact of net unrealized
  investment (gains) losses
  on Policyholders' account
  balance                                --                --             648         (227)           421
                                   --------           -------         -------      -------        -------
Balance, September 30, 2012...     $ (6,780)          $ 4,204         $(2,288)     $ 1,671        $(3,193)
                                   ========           =======         =======      =======        =======

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

                         PRUCO LIFE INSURANCE COMPANY

ALL OTHER NET UNREALIZED INVESTMENT GAINS AND LOSSES IN AOCI

                                                                                                  ACCUMULATED OTHER
                                                                                                    COMPREHENSIVE
                                                                                                    INCOME (LOSS)
                                                                                       DEFERRED    RELATED TO NET
                                     NET UNREALIZED    DEFERRED POLICY  POLICY HOLDER INCOME TAX     UNREALIZED
                                    GAINS (LOSSES) ON ACQUISITION COSTS    ACCOUNT    (LIABILITY) INVESTMENT GAINS
                                     INVESTMENTS(1)    AND OTHER COSTS    BALANCES      BENEFIT       (LOSSES)
                                    ----------------- ----------------- ------------- ----------- -----------------
                                                                    (IN THOUSANDS)
Balance, December 31, 2011.........     $443,637          $(179,520)      $ 75,345     $(118,533)     $220,929
Net investment gains (losses) on
  investments arising during the
  period...........................      117,765                 --             --       (41,212)       76,553
Reclassification adjustment for
  (gains) losses included in net
  income...........................      (22,755)                --             --         7,964       (14,791)
Reclassification adjustment for
  OTTI losses excluded from net
  income(2)........................          100                 --             --           (35)           65
Impact of net unrealized
  investment (gains) losses on
  deferred policy acquisition costs           --            (68,739)            --        23,883       (44,856)
Impact of net unrealized
  investment (gains) losses on
  policyholders' account balances..           --                 --         59,104       (20,686)       38,418
                                        --------          ---------       --------     ---------      --------
Balance, September 30, 2012........     $538,747          $(248,259)      $134,449     $(148,619)     $276,318
                                        ========          =========       ========     =========      ========

(1)Includes cash flow hedges. See Note 5 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The table below presents net unrealized gains (losses) on investments by asset as of the dates indicated:

                                                                     SEPTEMBER 30, DECEMBER 31,
                                                                         2012          2011
                                                                     ------------- ------------
                                                                           (IN THOUSANDS)
Fixed maturity securities on which an OTTI loss has been recognized.   $ (6,780)     $(18,648)
Fixed maturity securities, available-for-sale--all other............    505,919       411,366
Equity securities, available-for-sale...............................        286        (1,359)
Derivatives designated as cash flow hedges (1)......................      2,599         2,523
Other investments...................................................     29,943        31,107
                                                                       --------      --------
Net unrealized gains (losses) on investments........................   $531,967      $424,989
                                                                       ========      ========

(1)See Note 5 for more information on cash flow hedges.

DURATION OF GROSS UNREALIZED LOSS POSITIONS FOR FIXED MATURITIES

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                                   SEPTEMBER 30, 2012
                                                             ----------------------------------------------------------------
                                                                                      TWELVE MONTHS OR
                                                             LESS THAN TWELVE MONTHS        MORE                TOTAL
                                                             ----------------------- ------------------ ---------------------
                                                                           GROSS               GROSS                 GROSS
                                                                         UNREALIZED   FAIR   UNREALIZED            UNREALIZED
                                                             FAIR VALUE    LOSSES     VALUE    LOSSES   FAIR VALUE   LOSSES
                                                             ----------  ----------  ------- ---------- ---------- ----------
                                                                                     (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies                                    $     --     $   --    $    --  $    --    $     --   $    --
Obligations of U.S. states and their political subdivisions.    13,988        107         --       --      13,988       107
Foreign government bonds....................................        --         --         --       --          --        --
Corporate securities........................................   180,417      2,545     27,973      699     208,390     3,244
Asset-backed securities.....................................    58,575        350     59,520   10,158     118,095    10,508
Commercial mortgage-backed securities.......................     3,687         38        583       12       4,270        50
Residential mortgage-backed securities......................       934         41      3,605       41       4,539        82
                                                              --------     ------    -------  -------    --------   -------
   Total....................................................  $257,601     $3,081    $91,681  $10,910    $349,282   $13,991
                                                              ========     ======    =======  =======    ========   =======

                         PRUCO LIFE INSURANCE COMPANY

                                                                                     DECEMBER 31, 2011
                                                             -------------------------------------------------------------------
                                                             LESS THAN TWELVE MONTHS TWELVE MONTHS OR MORE         TOTAL
                                                             ----------------------- --------------------- ---------------------
                                                                           GROSS                  GROSS                 GROSS
                                                                         UNREALIZED             UNREALIZED            UNREALIZED
                                                             FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                                             ----------  ----------  ---------- ---------- ---------- ----------
                                                                                      (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies                                    $  4,696     $    4     $    --    $    --    $  4,696   $     4
Obligations of U.S. states and their political subdivisions.        --         --          --         --          --        --
Foreign government bonds....................................        96          4          --         --          96         4
Corporate securities........................................   196,766      6,060      13,355      2,393     210,121     8,453
Asset-backed securities.....................................    57,956        389      69,641     22,106     127,597    22,495
Commercial mortgage-backed securities.......................       563         --       1,051          2       1,614         2
Residential mortgage-backed securities......................     4,706        213       4,022        124       8,728       337
                                                              --------     ------     -------    -------    --------   -------
   Total....................................................  $264,783     $6,670     $88,069    $24,625    $352,852   $31,295
                                                              ========     ======     =======    =======    ========   =======

The gross unrealized losses at September 30, 2012 and December 31, 2011 are composed of $8 million and $10 million, respectively, related to high or highest quality securities based on National Association of Insurance Commissioners, or "NAIC", or equivalent rating and $6 million and $21 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At September 30, 2012, $7 million of the gross unrealized losses represented declines in value of greater than 20%, $0 million of which had been in that position for less than six months, as compared to $22 million at December 31, 2011 that represented declines in value of greater than 20%, $3 million of which had been in that position for less than six months. At September 30, 2012 and December 31, 2011, the $11 million and $25 million respectively, of gross unrealized losses of twelve months or more were concentrated in asset-backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at September 30, 2012 and December 31, 2011. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At September 30, 2012, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

DURATION OF GROSS UNREALIZED LOSS POSITIONS FOR EQUITY SECURITIES

The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, as of the following dates:

                                                              SEPTEMBER 30, 2012
                                       -------------------------------------------------------------------
                                       LESS THAN TWELVE MONTHS TWELVE MONTHS OR MORE         TOTAL
                                       ----------------------- --------------------- ---------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ----------  ----------  ---------- ---------- ---------- ----------
                                                                (IN THOUSANDS)
EQUITY SECURITIES, AVAILABLE-FOR-SALE.   $  119      $  391       $--        $--       $  119     $  391
                                         ======      ======       ===        ===       ======     ======

                                                               DECEMBER 31, 2011
                                       -------------------------------------------------------------------
                                       LESS THAN TWELVE MONTHS TWELVE MONTHS OR MORE         TOTAL
                                       ----------------------- --------------------- ---------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ----------  ----------  ---------- ---------- ---------- ----------
                                                                (IN THOUSANDS)
EQUITY SECURITIES, AVAILABLE-FOR-SALE.   $3,016      $1,966       $--        $--       $3,016     $1,966
                                         ======      ======       ===        ===       ======     ======

                         PRUCO LIFE INSURANCE COMPANY

At September 30, 2012, $0 million of the gross unrealized losses represented declines in value of greater than 20%, $0.0 million of which have been in that position for less than six months. At December 31, 2011, $2 million of the gross unrealized losses represented declines in value of greater than 20%, $1.4 million of which had been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at September 30, 2012 or December 31, 2011.

4. FAIR VALUE OF ASSETS AND LIABILITIES

FAIR VALUE MEASUREMENT - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

The Company has established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

ASSETS AND LIABILITIES BY HIERARCHY LEVEL - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                            AS OF SEPTEMBER 30, 2012
                                                             -------------------------------------------------------
                                                             LEVEL 1    LEVEL 2    LEVEL 3   NETTING (2)    TOTAL
                                                             -------- ----------- ---------- ----------- -----------
                                                                                 (IN THOUSANDS)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies.................................. $     -- $   189,563 $    4,700  $     --   $   194,264
Obligations of U.S. states and their political subdivisions.       --      74,819         --        --        74,819
Foreign government bonds....................................       --      28,411         --        --        28,411
Corporate securities........................................       --   4,449,859     32,998        --     4,482,857
Asset-backed securities.....................................       --     277,805     95,068        --       372,873
Commercial mortgage-backed securities.......................       --     497,880      2,688        --       500,568
Residential mortgage-backed securities......................       --     363,538         --        --       363,538
                                                             -------- ----------- ----------  --------   -----------
   Sub-total................................................       --   5,881,875    135,454        --     6,017,329
Trading account assets:
Asset-backed securities.....................................       --       6,808         --        --         6,808
Commercial mortgage-backed securities.......................       --       4,995         --        --         4,995
Equity securities...........................................       --          --      3,192        --         3,192
                                                             -------- ----------- ----------  --------   -----------
   Sub-total................................................       --      11,803      3,192        --        14,995
Equity securities, available for sale.......................    2,160         154      2,111        --         4,425
Short-term investments......................................   85,209     210,693         --        --       295,902
Cash equivalents............................................    1,770      66,465         --        --        68,235
Other long-term investments.................................       --     224,473      1,614   (68,633)      157,454
Reinsurance recoverables....................................       --          --  1,451,411        --     1,451,411
Other assets................................................       --     189,521         --        --       189,521
                                                             -------- ----------- ----------  --------   -----------
   Sub-total excluding separate account assets..............   89,139   6,584,984  1,593,782   (68,633)    8,199,272
Separate account assets (1).................................  448,014  76,336,359    243,908        --    77,028,281
                                                             -------- ----------- ----------  --------   -----------
   Total assets............................................. $537,153 $82,921,343 $1,837,690  $(68,633)  $85,227,553
                                                             ======== =========== ==========  ========   ===========
Future policy benefits...................................... $     -- $        -- $1,593,513  $     --   $ 1,593,513
Other liabilities...........................................       --      68,633         --   (68,633)           --
                                                             -------- ----------- ----------  --------   -----------
   Total liabilities........................................ $     -- $    68,633 $1,593,513  $(68,633)  $ 1,593,513
                                                             ======== =========== ==========  ========   ===========

                         PRUCO LIFE INSURANCE COMPANY

                                                                            AS OF DECEMBER 31, 2011 (3)
                                                             ---------------------------------------------------------
                                                              LEVEL 1     LEVEL 2    LEVEL 3   NETTING (2)    TOTAL
                                                             ---------- ----------- ---------- ----------- -----------
                                                                                  (IN THOUSANDS)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies.................................. $       -- $   153,704 $    4,696  $     --   $   158,400
Obligations of U.S. states and their political subdivisions.         --      36,151         --        --        36,151
Foreign government bonds....................................         --      39,035         --        --        39,035
Corporate securities........................................         --   4,047,206     23,720        --     4,070,926
Asset-backed securities.....................................         --     310,816     62,429        --       373,245
Commercial mortgage-backed securities.......................         --     542,323         --        --       542,323
Residential mortgage-backed securities......................         --     324,044         --        --       324,044
                                                             ---------- ----------- ----------  --------   -----------
   Sub-total................................................         --   5,453,279     90,845        --     5,544,124
Trading account assets:
Asset-backed securities.....................................         --      17,419         --        --        17,419
Commercial mortgage-backed securities.......................         --       5,062         --        --         5,062
Equity securities...........................................         --          --      3,362        --         3,362
                                                             ---------- ----------- ----------  --------   -----------
   Sub-total................................................         --      22,481      3,362        --        25,843
Equity securities, available for sale.......................      5,617          --      2,652        --         8,269
Short-term investments......................................    101,608     181,673         --        --       283,281
Cash equivalents............................................     42,158     191,920         --        --       234,078
Other long term investments.................................         --     180,603        686   (57,612)      123,677
Reinsurance recoverables....................................         --          --    868,824        --       868,824
Other assets................................................         --     192,824                   --       192,824
                                                             ---------- ----------- ----------  --------   -----------
   Sub-total excluding separate account assets..............    149,383   6,222,780    966,369   (57,612)    7,280,920
Separate account assets (1).................................  1,803,852  56,130,595    222,324        --    58,156,771
                                                             ---------- ----------- ----------  --------   -----------
   Total assets............................................. $1,953,235 $62,353,375 $1,188,693  $(57,612)  $65,437,691
                                                             ========== =========== ==========  ========   ===========
Future policy benefits...................................... $       -- $        -- $  912,988  $     --   $   912,988
Other liabilities...........................................         --      57,612         --   (57,612)           --
                                                             ---------- ----------- ----------  --------   -----------
   Total liabilities........................................ $       -- $    57,612 $  912,988  $(57,612)  $   912,988
                                                             ========== =========== ==========  ========   ===========

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Unaudited Interim Consolidated Statements of Financial Position.
(2)"Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.
(3)Includes reclassifications to conform to current period presentation.

                         PRUCO LIFE INSURANCE COMPANY

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

FIXED MATURITY SECURITIES - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally-developed valuation. As of September 30, 2012 and December 31, 2011, over-rides on a net basis were not material. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In cases where these models primarily use observable inputs, the securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. In these cases, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

TRADING ACCOUNT ASSETS - Trading account assets consist primarily of asset-backed securities, perpetual preferred stock and commercial mortgage-backed securities whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities."

EQUITY SECURITIES - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. As these models may use unobservable inputs, most privately traded equity securities are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes, as the directly observable market inputs are not available. As a result, the fair values of perpetual preferred stock are classified as Level 3.

DERIVATIVE INSTRUMENTS - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions is traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

                         PRUCO LIFE INSURANCE COMPANY

Derivatives classified as Level 3 include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first to default credit basket swaps are derived from relevant observable inputs (e.g. individual credit default spreads, interest rates and recovery rates), and unobservable model-specific input values such as correlation between different credits within the same basket. Other structured options and derivatives are valued using simulation models such as the Monte Carlo and other techniques. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of September 30, 2012 and December 31, 2011, there were derivatives with the fair value of $0.9 million and $0.1 million classified within Level 3, and all other derivatives were classified within Level 2. See Note 5 for more details on the fair value of derivative instruments by primary underlying.

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the Cash Equivalents and Short-term Investments category are typically not traded in active markets; however, their fair values are generally based on market observable inputs and, accordingly, these investments have been primarily classified within Level 2 in the fair value hierarchy.

SEPARATE ACCOUNT ASSETS - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

OTHER ASSETS - Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

REINSURANCE RECOVERABLES - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These reinsurance recoverables are valued in the same manner as the living benefit guarantees as described below in "Future Policy Benefits".

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (See Note 8). Under this agreement, the Company pays a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in "Reinsurance recoverables". The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that is attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, the Company's market-perceived risk of the counterparty, UPARC's non-performance ("NPR"), and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. This embedded derivative had a value of zero at September 30, 2012 and December 31, 2011 primarily due to NPR.

FUTURE POLICY BENEFITS - The liability for future policy benefits primarily includes general account liabilities for guarantees on variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, the Company's market-perceived risk of its own non-performance ("NPR"), as well as various assumptions that are actuarially determined, including lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and implied volatility. In the risk neutral valuation, interest rates are used to both grow the policyholders' account values as well as discount all projected future cash flows. The Company's discount rate assumption is based on the LIBOR swap curve, and is adjusted for NPR, as discussed below. Assuming all other assumptions remain unchanged, a decline in interest rates will generally cause account values to grow more slowly, increasing future expected benefit payments, as well as decreasing the discounting impact in the present value calculation, both of which would cause increases in the fair value of the liability. The opposite impacts occur as interest rates rise. Implied volatility also impacts the estimate of future expected benefit payments, as discussed below.

Actuarial assumptions are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies or market transactions such as acquisitions and reinsurance transactions. Assumptions relating to contractholder behavior such as lapse, benefit utilization, withdrawal, and mortality rates, are based on experience by product type and/or year of contract issuance, as well as available industry studies. Unless a material change in contractholder behavior or mortality experience that the

                         PRUCO LIFE INSURANCE COMPANY

Company feels is indicative of a long term trend is observed in an interim periods, assumptions related to contractholder behavior and mortality are generally updated in the third quarter of each year by considering recent experience that has occurred during the period from the most recent update to the expected amounts or updates to industry studies. These assumptions require the use of management judgment and are discussed in further detail below.

LEVEL 3 ASSETS AND LIABILITIES BY PRICE SOURCE - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                                                            AS OF SEPTEMBER 30, 2012
                                                                                      ------------------------------------
                                                                                      INTERNAL (1) EXTERNAL (2)   TOTAL
                                                                                      ------------ ------------ ----------
                                                                                                 (IN THOUSANDS)
U.S. Treasury securities and obligations of U.S. government authorities and agencies.  $       --    $  4,700   $    4,700
Corporate securities.................................................................      32,069         929       32,998
Asset-backed securities..............................................................       1,364      93,704       95,068
Commercial mortgage-backed securities................................................          --       2,688        2,688
Equity securities....................................................................       2,111       3,192        5,303
Other long-term investments..........................................................         859         755        1,614
Reinsurance recoverables.............................................................   1,451,411          --    1,451,411
                                                                                       ----------    --------   ----------
   Sub-total excluding separate account assets.......................................   1,487,814     105,968    1,593,782
Separate account assets..............................................................      76,444     167,464      243,908
                                                                                       ----------    --------   ----------
   Total assets......................................................................  $1,564,258    $273,432   $1,837,690
                                                                                       ==========    ========   ==========
Future policy benefits...............................................................  $1,593,513    $     --   $1,593,513
                                                                                       ----------    --------   ----------
   Total liabilities.................................................................  $1,593,513    $     --   $1,593,513
                                                                                       ==========    ========   ==========

(1)Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

QUANTITATIVE INFORMATION REGARDING INTERNALLY PRICED LEVEL 3 ASSETS AND LIABILITIES - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                   AS OF SEPTEMBER 30, 2012
                                       --------------------------------------------------------------------------------
                                       FAIR VALUE VALUATION TECHNIQUES     UNOBSERVABLE INPUTS   RANGE (WEIGHTED AVERAGE)
                                       ---------- --------------------   ----------------------- ------------------------
                                                                        (IN THOUSANDS)
ASSETS:

Corporate securities                   $   32,069 Discounted cash flow   Discount rate           $8.80% -17.50% (10.77%)

                                                  Cap at call price      Call price                          100% (100%)

                                                  Liquidation            Liquidation value          25% -91.59% (86.90%)
-------------------------------------------------------------------------------------------------------------------------

Reinsurance recoverables.............. $1,451,411 Fair values are determined in the same manner as future policy benefits
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:

Future policy benefits................ $1,593,513 Discounted cash flow   Lapse rate                             0% - 14%

                                                                         NPR spread                        0.24% - 1.82%

                                                                         Utilization rate                      70% - 94%

                                                                         Withdrawal rate                      85% - 100%

                                                                         Mortality rate (1)                     0% - 13%

                                                                         Equity Volatility curve               19% - 34%
-------------------------------------------------------------------------------------------------------------------------

(1)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%.

                         PRUCO LIFE INSURANCE COMPANY

SENSITIVITY TO CHANGES IN UNOBSERVABLE INPUTS - The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

CORPORATE SECURITIES - Internally priced corporate securities classified in Level 3 include certain below investment grade watchlist and distressed fixed maturity securities. For securities where discounted cash flows are used, the primary unobservable input is an internally developed discount rate. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement. In certain cases, the Company uses an estimated liquidation value of the borrower or underlying assets. In isolation, an increase (decrease) in the value of these inputs would result in a higher (lower) fair value measurement.

REINSURANCE RECOVERABLES - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These reinsurance recoverables covering these guarantees are valued in the same manner as the living benefit guarantees as described below in "Future Policy Benefits". Reinsurance recoverables also includes reinsurance of the no lapse guarantee provisions available on a portion of certain universal life products. The reinsurance agreement covering the no lapse guarantee contains an embedded derivative related to the interest rate risk of the reinsurance contract. The embedded derivative arising from this reinsurance agreement had a value of zero at September 30, 2012 as discussed above.

FUTURE POLICY BENEFITS - Future policy benefits classified as Level 3 are calculated using internally-developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. As described above, the significant unobservable inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include various assumptions that are actuarially determined, including lapse rates, benefit utilization rates, withdrawal rates and mortality rates as well as volatility assumptions and assumptions used to reflect NPR.

The Company's dynamic lapse rate assumption adjusts the base lapse rate at the contract level based on a comparison of the actuarially calculated guaranteed amount and the current policyholder account value as well as other factors, such as the applicability of any surrender charges. The dynamic lapse adjustment reduces the base lapse rate based on the magnitude of the difference between the guaranteed amount and the account value. In-the-money contracts are those with a guaranteed benefit in excess of the current policyholder account value. Since in-the-money contracts are less likely to lapse, the dynamic lapse adjustment will reduce the lapse rate assumption for these contracts. For less in the money contracts, the lapse rate assumption will be closer to the base lapse rate. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. A higher base lapse rate is applied to contracts in the year the surrender charge period expires.

To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or asset appropriately takes into consideration NPR. The additional spread over LIBOR is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. This additional spread, as mentioned in the table above, is applied at an individual contract level and only to those individual living benefit contracts in a liability position and generally not to those in a contra-liability position. An increase in the spread over LIBOR increases the discounting impact in the present value calculation and will generally cause a decrease in the fair value of the liability.

The Company's benefit utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, including the estimated timing of the first lifetime income withdrawal by the contractholder. These assumptions vary based on the product type, the age of the contractholder, and the age of the contract. The utilization rate varies by product, based on the availability of an enhanced guarantee after a certain waiting period. For example, the utilization rates for a product with the opportunity to double the guaranteed value after a 10, 12 or 20 year accumulation period are adjusted based on contractholder experience related to such enhancement. Generally, the Company assumes a certain percentage of contractholders will utilize the guaranteed benefit (depending on the product type, contractholder age and contract age) and will begin lifetime withdrawals at various time intervals from contract inception with the remaining contractholders either beginning lifetime withdrawals immediately or never utilizing the benefit. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.

The Company's withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. Larger differences in the withdrawal rate assumption compared to the contractual guaranteed income withdrawal percentage, either positive or negative, will generally result in a decrease in the fair value of the liability. Prior to the exhaustion of the contractholder's total account value the Company assumes contractholders will withdraw a certain percentage of the maximum allowable amount under the contract and will withdraw the maximum once the contractholder account value is completely exhausted.

Based on historical experience the Company applies a set of age specific mortality rate adjustments compared to standard industry tables. For newly issued contracts, lower mortality rates are assumed in early durations. A mortality improvement assumption is also incorporated into the overall mortality table. Since the variable annuity living benefits generally provide for a minimum withdrawal benefit for life, increases in mortality rates will decrease the fair value of the liability, with the reverse being true with decreases in mortality rates.

                         PRUCO LIFE INSURANCE COMPANY

Market volatility also impacts the estimate of future expected benefit payments. The Company uses an equity volatility curve based on third party inputs. The curve starts with first year implied volatility and grades to a long-term realized volatility. The first year implied volatility determines the overall slope of the equity volatility curve. An increase in implied volatility will generally increase future expected benefit payments, causing an increase in the fair value of the liability.

SEPARATE ACCOUNT ASSETS - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Unaudited Interim Consolidated Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Unaudited Interim Consolidated Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

OTHER INVESTED ASSETS - Separate account assets include $76.4 million of investments in real estate fund as of September 30, 2012 that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which range from 5.5% to 9.5% (7.5% weighted average) and discount rates, which range from 7.0% to 11.5% (8.5% weighted average).

TRANSFERS BETWEEN LEVELS 1 AND 2 - During the nine months ended September 30, 2012, $8.6 million of equity securities, available for sale transferred from Level 1 to Level 2. The assets that transferred were mutual funds that were priced on a net asset value. This transfer was the result of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy. There were no transfers between Levels 1 and 2 for the three and nine months ended September 30, 2011.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                        THREE MONTHS ENDED SEPTEMBER 30, 2012
                                   ------------------------------------------------------------------------------
                                                                                     FIXED MATURITY
                                                                           FIXED     AVAILABLE FOR
                                                           FIXED        MATURITIES,      SALE -
                                   FIXED MATURITIES,    MATURITIES,    AVAILABLE FOR   COMMERCIAL      TRADING
                                   AVAILABLE FOR SALE  AVAILABLE FOR   SALE - ASSET-   MORTGAGE-    ACCOUNT ASSETS
                                    - U.S. TREASURY   SALE - CORPORATE    BACKED         BACKED        - EQUITY
                                       SECURITIES        SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                   ------------------ ---------------- ------------- -------------- --------------
                                                                   (IN THOUSANDS)
Fair Value, beginning of
  period assets/(liabilities).....       $4,699           $30,459       $   86,915      $  5,331     $     3,381
   Total gains (losses)
     (realized/unrealized):.......
     Included in earnings:........
       Realized investment
         gains (losses), net......           --              (761)             610            --              --
       Asset management fees
         and other income.........           --                --               --            --            (189)
     Included in other
       comprehensive income
       (loss).....................            1             3,946                6          (150)             --
   Net investment income..........           --                18               63             3              --
   Purchases......................           --               123           14,986            --              --
   Sales..........................           --                (6)              --            --              --
   Issuances......................           --                --               --            --              --
   Settlements....................           --            (3,121)          (2,988)       (2,496)             --
   Transfers into Level 3 (2).....           --             2,340              589            --              --
   Transfers out of Level 3
     (2)..........................           --                --           (5,113)           --              --
                                         ------           -------       ----------      --------     -----------
Fair Value, end of period
  assets/(liabilities)............       $4,700           $32,998       $   95,068      $  2,688     $     3,192
                                         ======           =======       ==========      ========     ===========
Unrealized gains (losses) for
  the period relating to those
   Level 3 assets that were
     still held at the end of
     the period (3):..............
     Included in earnings:........
       Realized investment
         gains (losses), net......       $   --           $    --       $       --      $     --     $        --
       Asset management fees
         and other income.........       $   --           $    --       $       --      $     --     $      (189)
       Interest credited to
         policyholders'
         account balances.........       $   --           $    --       $       --      $     --     $        --

                                                        THREE MONTHS ENDED SEPTEMBER 30, 2012
                                   ------------------------------------------------------------------------------
                                                        OTHER LONG-                     SEPARATE
                                   EQUITY SECURITIES,       TERM        REINSURANCE  ACCOUNT ASSETS FUTURE POLICY
                                   AVAILABLE FOR SALE   INVESTMENTS     RECOVERABLE       (1)          BENEFITS
                                   ------------------ ---------------- ------------- -------------- --------------
                                                                   (IN THOUSANDS)
Fair Value, beginning of
  period assets/(liabilities).....       $2,255           $ 3,661       $1,036,923      $236,634     $(1,087,503)
   Total gains (losses)
     (realized/unrealized):.......
     Included in earnings:........
       Realized investment
         gains (losses), net......         (200)           (2,071)         308,347          (486)       (392,758)
       Asset management fees
         and other income.........           --                24               --            --              --
       Interest credited to
         policyholders'
         account balances.........           --                --               --         5,339              --
     Included in other
       comprehensive income
       (loss).....................           56                --               --            --              --
   Net investment income..........           --                --               --            --              --
   Purchases......................           --                --          106,141        14,334              --
   Sales..........................           --                --               --       (11,913)             --
   Issuances......................           --                --               --            --        (113,252)
   Settlements....................           --                --               --            --              --
   Transfers into Level 3 (2).....           --                --               --            --              --
   Transfers out of Level 3
     (2)..........................           --                --               --            --              --
                                         ------           -------       ----------      --------     -----------
Fair Value, end of period
  assets/(liabilities)............       $2,111           $ 1,614       $1,451,411      $243,908     $(1,593,513)
                                         ======           =======       ==========      ========     ===========
Unrealized gains (losses) for
  the period relating to
  those Level 3 assets that
  were still held at the end
  of the period (3):
     Included in earnings:........
       Realized investment
         gains (losses), net......       $   --           $(2,071)      $  312,474      $     --     $  (415,371)
       Asset management fees
         and other income.........       $   --           $    24       $       --      $     --     $        --
       Interest credited to
         policyholders'
         account balances.........       $   --           $    --       $       --      $  5,339     $        --

                         PRUCO LIFE INSURANCE COMPANY

                                                    NINE MONTHS ENDED SEPTEMBER 30, 2012
                                        ------------------------------------------------------------
                                                                               FIXED
                                           FIXED                   FIXED      MATURITY
                                        MATURITIES,    FIXED    MATURITIES,  AVAILABLE
                                         AVAILABLE  MATURITIES,  AVAILABLE   FOR SALE -    TRADING
                                            FOR      AVAILABLE      FOR      COMMERCIAL    ACCOUNT
                                        SALE -U.S.  FOR SALE -  SALE -ASSET- MORTGAGE-     ASSETS
                                         TREASURY    CORPORATE     BACKED      BACKED     - EQUITY
                                        SECURITIES  SECURITIES   SECURITIES  SECURITIES  SECURITIES
                                        ----------- ----------- ------------ ---------- -------------
                                                               (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).................   $4,696     $ 23,720    $   62,429   $     --   $     3,362
   Total gains (losses)
     (realized/unrealized):............
     Included in earnings:.............
       Realized investment gains
         (losses), net.................       --       (3,732)          687         --            --
       Asset management fees and
         other income..................       --           --            --         --          (120)
     Included in other
       comprehensive income (loss).....        4        4,126         2,667        (65)           --
   Net investment income...............       --           67           316          3            --
   Purchases...........................       --        8,515        52,268         --            --
   Sales...............................       --          (89)           --         --            --
   Issuances...........................       --           --            --         --            --
   Settlements.........................       --       (7,484)      (12,960)    (2,496)          (50)
   Transfers into Level 3 (2)..........       --       23,995           589      5,246            --
   Transfers out of Level 3 (2)........       --      (16,120)      (10,928)        --            --
                                          ------     --------    ----------   --------   -----------
Fair Value, end of period
  assets/(liabilities).................   $4,700     $ 32,998    $   95,068   $  2,688   $     3,192
                                          ======     ========    ==========   ========   ===========
Unrealized gains (losses) for the
  period relating to those Level 3
  assets that were still held at
  the end of the period (3):
     Included in earnings:.............
       Realized investment gains
         (losses), net.................   $   --     $     --    $       --   $     --   $        --
       Asset management fees and
         other income..................   $   --     $     --    $       --   $     --   $      (120)
       Interest credited to
         policyholders' account
         balances......................   $   --     $     --    $       --   $     --   $        --

                                                    NINE MONTHS ENDED SEPTEMBER 30, 2012
                                        ------------------------------------------------------------
                                          EQUITY
                                        SECURITIES,    OTHER                  SEPARATE
                                         AVAILABLE   LONG-TERM  REINSURANCE   ACCOUNT   FUTURE POLICY
                                         FOR SALE   INVESTMENTS RECOVERABLE  ASSETS (1)   BENEFITS
                                        ----------- ----------- ------------ ---------- -------------
                                                               (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).................   $2,652     $    686    $  868,824   $222,324      (912,988)
   Total gains (losses)
     (realized/unrealized):............
     Included in earnings:.............
       Realized investment gains
         (losses), net.................     (401)      (4,032)      289,200     (1,098)     (367,642)
       Asset management fees and
         other income..................       --           29            --         --            --
       Interest credited to
         policyholders' account
         balances......................       --           --            --      9,201            --
   Included in other comprehensive
     income (loss).....................     (136)          --            --         --            --
   Net investment income...............       --           --            --         --            --
   Purchases...........................       --        4,925       293,387     69,250            --
   Sales...............................       --           --            --    (55,769)           --
   Issuances...........................       --           --            --         --      (312,883)
   Settlements.........................       --            6            --         --            --
   Transfers into Level 3 (2)..........       --           --            --         --            --
   Transfers out of Level 3 (2)........       (4)          --            --         --            --
                                          ------     --------    ----------   --------   -----------
Fair Value, end of period
  assets/(liabilities).................   $2,111     $  1,614    $1,451,411   $243,908    (1,593,513)
                                          ======     ========    ==========   ========   ===========
Unrealized gains (losses) for the
  period relating to those Level 3
  assets that were still held at
  the end of the period (3):
     Included in earnings:.............
       Realized investment gains
         (losses), net.................   $   --     $ (3,922)   $  300,008   $     --      (397,247)
       Asset management fees and
         other income..................   $   --     $     29    $       --   $     --            --
       Interest credited to
         policyholders' account
         balances......................   $   --     $     --    $       --   $  9,201            --

                         PRUCO LIFE INSURANCE COMPANY

                                                                   THREE MONTHS ENDED SEPTEMBER 30, 2011
                                                ---------------------------------------------------------------------------
                                                                                             FIXED
                                                                                          MATURITIES,
                                                                                           AVAILABLE
                                                    FIXED         FIXED         FIXED         FOR
                                                 MATURITIES,   MATURITIES,   MATURITIES     SALE -                 TRADING
                                                AVAILABLE FOR AVAILABLE FOR AVAILABLE FOR COMMERCIAL    EQUITY     ACCOUNT
                                                 SALE - U.S.     SALE -     SALE - ASSET-  MORTGAGE-  SECURITIES,  ASSETS -
                                                  TREASURY      CORPORATE      BACKED       BACKED     AVAILABLE    EQUITY
                                                 SECURITIES    SECURITIES    SECURITIES   SECURITIES   FOR SALE   SECURITIES
                                                ------------- ------------- ------------- ----------- ----------- ----------
                                                                               (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).........................    $4,700       $ 48,015       $56,389      $ 5,019     $11,176     $   --
  Total gains (losses) (realized/unrealized):
   Included in earnings:
     Realized investment gains (losses), net...        --           (629)           (3)          --        (476)        --
     Asset management fees and other income....        --             --            --           --          --       (563)
   Included in other comprehensive income
     (loss)....................................        (2)          (762)         (725)          --         372         --
  Net investment income........................        --             34           108           --          --         --
  Purchases....................................        --             76            --           --       1,001         --
  Sales........................................        --            (11)           --           --          --         --
  Issuances....................................        --            104            --           --          --         --
  Settlements..................................        --           (887)       (3,336)          --         (98)        --
  Transfers into Level 3 (2)...................        --             --            --           --          --         --
  Transfers out of Level 3 (2).................        --        (12,955)           --       (5,019)         --         --
     Other (4).................................        --             --            --           --      (8,957)     8,957
                                                   ------       --------       -------      -------     -------     ------
Fair Value, end of period
  assets/(liabilities).........................    $4,698       $ 32,985       $52,433      $    --     $ 3,018     $8,394
                                                   ======       ========       =======      =======     =======     ======
Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
   Included in earnings:.......................
     Realized investment gains (losses), net...    $   --       $   (623)      $    (3)     $    --     $  (476)    $   --
     Asset management fees and other income....    $   --       $     --       $    --      $    --     $    --     $ (563)
     Interest credited to policyholders'
       account.................................    $   --       $     --       $    --      $    --     $    --     $   --

                                                      THREE MONTHS ENDED SEPTEMBER 30, 2011
                                                ------------------------------------------------

                                                OTHER LONG-               SEPARATE
                                                   TERM     REINSURANCE   ACCOUNT   FUTURE POLICY
                                                INVESTMENTS RECOVERABLES ASSETS (1)   BENEFITS
                                                ----------- ------------ ---------- -------------
                                                                 (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).........................    $ 200     $ (496,900)  $219,789   $   592,022
  Total gains (losses) (realized/unrealized):
   Included in earnings:
     Realized investment gains (losses), net...       69      1,327,080         39    (1,484,244)
     Asset management fees and other income....     (136)            --         --            --
     Interest credited to policyholders'
       account balances........................       --             --     (5,669)           --
   Included in other comprehensive income
     (loss)....................................       --             --         --            --
  Net investment income........................       --             --         --            --
  Purchases....................................      526         55,905     66,744       (72,086)
  Sales........................................       --             --    (60,412)           --
  Issuances....................................       --             --         --            --
  Settlements..................................       --             --         --            --
  Transfers into Level 3 (2)...................       --             --         --            --
  Transfers out of Level 3 (2).................       --             --         --            --
                                                   -----     ----------   --------   -----------
Fair Value, end of period
  assets/(liabilities).........................    $ 659     $  886,085   $220,491   $  (964,308)
                                                   =====     ==========   ========   ===========
Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
   Included in earnings:.......................
     Realized investment gains (losses), net...    $  69     $1,323,537   $     --   $(1,482,018)
     Asset management fees and other income....    $ (65)    $       --   $     --   $        --
     Interest credited to policyholders'
       account balances........................    $  --     $       --   $ (5,670)  $        --

                         PRUCO LIFE INSURANCE COMPANY

                                                                     NINE MONTHS ENDED SEPTEMBER 30, 2011
                                                ------------------------------------------------------------------------------
                                                                                             FIXED
                                                                 FIXED                    MATURITIES
                                                    FIXED     MATURITIES,      FIXED     AVAILABLE FOR
                                                 MATURITIES,   AVAILABLE    MATURITIES      SALE -                    TRADING
                                                AVAILABLE FOR     FOR      AVAILABLE FOR  COMMERCIAL      EQUITY      ACCOUNT
                                                   SALE -        SALE -    SALE - ASSET-   MORTGAGE-    SECURITIES,   ASSETS -
                                                U.S. TREASURY  CORPORATE      BACKED        BACKED     AVAILABLE FOR   EQUITY
                                                 SECURITIES    SECURITIES   SECURITIES    SECURITIES       SALE      SECURITIES
                                                ------------- ------------ ------------- ------------- ------------- ----------
                                                                                (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).........................    $   --      $   49,050    $ 59,770      $     --     $     1,792    $   --
  Total gains (losses) (realized/unrealized):
   Included in earnings:
     Realized investment gains (losses), net...        --          (2,330)        803            --          (2,918)       --
     Asset management fees and other income....        --              --          --            --              --      (563)
   Included in other comprehensive income
     (loss)....................................        (2)         (1,006)       (316)           --           2,809        --
  Net investment income........................        --             182         706            --              --        --
  Purchases....................................     4,700           7,491      11,089         5,019           1,696        --
  Sales........................................        --            (672)     (8,160)           --              --        --
  Issuances....................................        --             781          --            --              --        --
  Settlements..................................        --         (13,756)     (7,494)           --             (99)       --
  Transfers into Level 3 (2)...................        --          10,444          --            --           8,695        --
  Transfers out of Level 3 (2).................        --         (17,199)     (3,965)       (5,019)             --        --
  Other (4)....................................        --              --          --            --          (8,957)    8,957
                                                   ------      ----------    --------      --------     -----------    ------
Fair Value, end of period
  assets/(liabilities).........................    $4,698      $   32,985    $ 52,433      $     --     $     3,018    $8,394
                                                   ======      ==========    ========      ========     ===========    ======
Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
   Included in earnings:.......................
     Realized investment gains (losses), net...    $   --      $   (4,319)   $    (10)     $     --     $    (2,918)   $   --
     Asset management fees and other income....    $   --      $       --    $     --      $     --     $        --    $ (563)
     Interest credited to policyholders'
       account balances........................    $   --      $       --    $     --      $     --     $        --    $   --

                                                                NINE MONTHS ENDED SEPTEMBER 30, 2011
                                                -------------------------------------------------------------------
                                                OTHER LONG -                               SEPARATE
                                                    TERM      REINSURANCE                   ACCOUNT    FUTURE POLICY
                                                 INVESTMENTS  RECOVERABLES OTHER ASSETS   ASSETS (1)     BENEFITS
                                                ------------- ------------ ------------- ------------- -------------
                                                                           (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).........................    $   --      $ (373,001)   $ 24,278      $198,451     $   452,822
  Total gains or (losses)
   (realized/unrealized):......................
   Included in earnings:.......................
     Realized investment gains (losses), net...       269       1,096,659          --           387      (1,224,031)
     Asset management fees and other income....      (136)             --          --            --              --
     Interest credited to policyholder
       account balances........................        --              --          --         4,321              --
   Included in other comprehensive income
     (loss)....................................        --              --         (55)           --              --
  Net investment income........................        --              --          --            --              --
  Purchases....................................       526         162,427         430        77,744              --
  Sales........................................        --              --          --       (60,412)             --
  Issuances....................................        --              --          --            --        (193,099)
  Settlements..................................        --              --          (2)           --              --
  Transfers into Level 3 (2)...................        --              --          --            --              --
  Transfers out of Level 3 (2).................        --              --     (24,651)           --              --
                                                   ------      ----------    --------      --------     -----------    ------
Fair Value, end of period
  assets/(liabilities).........................    $  659      $  886,085    $     --      $220,491     $  (964,308)
                                                   ======      ==========    ========      ========     ===========    ======
Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
   Included in earnings:.......................
     Realized investment gains (losses), net...    $  244      $1,093,402    $     --      $     --     $(1,220,003)
     Asset management fees and other income....    $ (136)     $       --    $     --      $     --     $        --
     Interest credited to policyholders'
       account balances........................    $   --      $       --    $     --      $  4,321     $        --

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Unaudited Interim Consolidated Statements of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.

                         PRUCO LIFE INSURANCE COMPANY

TRANSFERS - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that cannot be validated) for which information from third party pricing services (that can be validated) was previously utilized. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate. Other significant transfers into and/or out of Level 3 are discussed below:

For the nine months ended September 30, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets.

During the same period, the pricing and valuation methodology related to an affiliated bond reported in Other Assets totaled $24.7 million was re-evaluated and subsequently updated to utilize observable inputs and transferred out of Level 3. Corporate Securities totaled $12.9 million transferred out of Level 3, resulting from the Company's ongoing monitoring of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                        SEPTEMBER 30, 2012                    DECEMBER 31, 2011
                                        --------------------------------------------------- ---------------------
                                                                                  CARRYING              CARRYING
                                                       FAIR VALUE                AMOUNT (1) FAIR VALUE   AMOUNT
                                        ---------------------------------------- ---------- ---------- ----------
                                        LEVEL 1  LEVEL 2    LEVEL 3     TOTAL      TOTAL      TOTAL      TOTAL
                                        ------- ---------- ---------- ---------- ---------- ---------- ----------
                                                          (IN THOUSANDS)
ASSETS:
   Commercial mortgage and other
     loans............................. $    -- $       -- $1,604,592 $1,604,592 $1,453,351 $1,543,968 $1,406,492
   Policy loans........................      --         --  1,453,970  1,453,970  1,072,424  1,401,354  1,050,878
   Cash................................  58,954         --         --     58,954     58,954     53,345     53,345
   Accrued investment income...........      --     85,526         --     85,526     85,526     86,020     86,020
   Other assets........................      --     60,511         --     60,511     59,951     37,005     36,065
                                        ------- ---------- ---------- ---------- ---------- ---------- ----------
       TOTAL ASSETS.................... $58,954 $  146,037 $3,058,562 $3,263,553 $2,730,206 $3,121,692 $2,632,800
                                        ======= ========== ========== ========== ========== ========== ==========

LIABILITIES:
   Policyholders' Account Balances -
     Investment Contracts.............. $    -- $  709,424 $   54,299 $  763,723 $  766,910 $  673,673 $  677,316
   Cash collateral for loaned
     securities........................      --     56,129         --     56,129     56,129    153,651    153,651
   Securities sold under agreement to
     repurchase........................      --         --         --          0         --     40,491     40,491
   Short-term debt.....................      --    276,567         --    276,567    275,923    128,766    129,000
   Long-term debt......................      --  1,510,936         --  1,510,936  1,438,000  1,199,488  1,172,000
   Other liabilities...................      --    217,792         --    217,792    217,792    191,818    191,818
                                        ------- ---------- ---------- ---------- ---------- ---------- ----------
   TOTAL LIABILITIES................... $    -- $2,770,848 $   54,299 $2,825,147 $2,754,754 $2,387,887 $2,364,276
                                        ======= ========== ========== ========== ========== ========== ==========

(1)Carrying values presented herein differ from those in the Company's Unaudited Interim Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

                         PRUCO LIFE INSURANCE COMPANY

The fair values presented above for those financial instruments have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

COMMERCIAL MORTGAGE AND OTHER LOANS

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

POLICY LOANS

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

CASH, ACCRUED INVESTMENT INCOME AND OTHER ASSETS

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in other assets is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

POLICYHOLDERS' ACCOUNT BALANCES - INVESTMENT CONTRACTS

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

CASH COLLATERAL FOR LOANED SECURITIES

This represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase below. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company receives collateral for selling securities under agreements to repurchase or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

SHORT-TERM AND LONG-TERM DEBT

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

OTHER LIABILITIES

Other liabilities are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

                         PRUCO LIFE INSURANCE COMPANY

5. DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS AND DERIVATIVE STRATEGIES

INTEREST RATE CONTRACTS

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

EQUITY CONTRACTS

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

FOREIGN EXCHANGE CONTRACTS

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

CREDIT CONTRACTS

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

EMBEDDED DERIVATIVES

The Company sells variable annuity contracts that include certain optional living benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 7, and are recorded in "Realized investment gains (losses), net."

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $1,594 million and $913 million as of September 30, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was an asset of $1,451 million and $869 million as of September 30, 2012 and December 31, 2011, respectively.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. Interest sensitivity can result in mark-to-market changes in the value of the underlying contractual guarantees, as well as actual activity related to premium and benefits. In third quarter 2011, the Company amended this reinsurance agreement resulting in a recapture of a portion of the no-lapse guarantee provision effective July 1, 2011.

                         PRUCO LIFE INSURANCE COMPANY

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                     SEPTEMBER 30, 2012                 DECEMBER 31, 2011
                             ---------------------------------  --------------------------------
                              NOTIONAL   FAIR VALUE              NOTIONAL  FAIR VALUE
PRIMARY UNDERLYING             AMOUNT      ASSETS   LIABILITIES   AMOUNT     ASSETS   LIABILITIES
------------------           ----------- ---------- ----------- ---------- ---------- -----------
                                                        (IN THOUSANDS)
QUALIFYING HEDGES
CURRENCY/INTEREST RATE
Currency Swaps.............. $    88,465  $  3,691   $   (886)  $   60,507  $  3,500   $   (865)
                             -----------  --------   --------   ----------  --------   --------
TOTAL QUALIFYING HEDGES..... $    88,465  $  3,691   $   (886)  $   60,507  $  3,500   $   (865)
                             ===========  ========   ========   ==========  ========   ========
NON-QUALIFYING HEDGES
INTEREST RATE
Non-Currency Swaps.......... $ 1,599,400  $127,021   $ (7,729)  $  766,900  $ 98,500   $ (2,110)
CURRENCY
Forwards....................       5,655        61         (2)       7,273        37       (108)
CREDIT
Credit Default Swaps........      14,275       621       (917)      73,000       203       (667)
CURRENCY/INTEREST RATE
Currency Swaps..............      47,820     2,609     (1,580)      52,236     2,522     (1,502)
EQUITY
Equity Non-Currency Swaps...     372,103     1,963     (8,610)     137,175        --     (4,680)
Equity Options..............  22,373,022    89,364    (48,909)   7,956,521    75,945    (47,680)
                             -----------  --------   --------   ----------  --------   --------
TOTAL NON-QUALIFYING HEDGES.  24,412,275   221,639    (67,747)   8,993,105   177,207    (56,747)
                             ===========  ========   ========   ==========  ========   ========
TOTAL DERIVATIVES (1)....... $24,500,740  $225,330   $(68,633)  $9,053,612  $180,707   $(57,612)
                             ===========  ========   ========   ==========  ========   ========

(1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $1,617 million and a liability $948 million as of September 30, 2012 and December 31, 2011, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

CASH FLOW HEDGES

The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                     THREE MONTHS ENDED SEPTEMBER 30, 2012
                                 ---------------------------------------------
                                                                   ACCUMULATED
                                    REALIZED       NET                OTHER
                                   INVESTMENT   INVESTMENT OTHER  COMPREHENSIVE
                                 GAINS/(LOSSES)   INCOME   INCOME   INCOME(1)
                                 -------------- ---------- ------ -------------
                                                 (IN THOUSANDS)
 QUALIFYING HEDGES
 CASH FLOW HEDGES
    Currency/Interest Rate......   $     997       $221     $14      $(1,802)
                                   ---------       ----     ---      -------
    Total qualifying hedges.....         997        221      14       (1,802)
                                   ---------       ----     ---      -------
 NON-QUALIFYING HEDGES
    Interest Rate...............      (3,659)        --      --           --
    Currency....................        (176)        --      --           --
    Currency/Interest Rate......      (1,014)        --       1           --
    Credit......................         (77)        --      --           --
    Equity......................     (31,204)         -       -            -
    Embedded Derivatives........    (105,019)        --      --           --
                                   ---------       ----     ---      -------
    Total non-qualifying hedges.    (141,149)        --       1           --
                                   ---------       ----     ---      -------
    TOTAL.......................   $(140,152)      $221     $15      $(1,802)
                                   =========       ====     ===      =======

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                         PRUCO LIFE INSURANCE COMPANY

                                      NINE MONTHS ENDED SEPTEMBER 30, 2012
                                   ------------------------------------------
                                    REALIZED                     ACCUMULATED
                                   INVESTMENT    NET                OTHER
                                     GAINS/   INVESTMENT OTHER  COMPREHENSIVE
                                    (LOSSES)    INCOME   INCOME   INCOME(1)
                                   ---------- ---------- ------ -------------
                                                 (IN THOUSANDS)
   QUALIFYING HEDGES
   CASH FLOW HEDGES
      Currency/Interest Rate...... $   1,001     $492     $67        $76
                                   ---------     ----     ---        ---
      Total qualifying hedges.....     1,001      492      67         76
                                   ---------     ----     ---        ---
   NON-QUALIFYING HEDGES
      Interest Rate...............    24,602       --      --         --
      Currency....................      (161)      --      --         --
      Currency/Interest Rate......      (216)      --      23         --
      Credit......................      (644)      --      --         --
      Equity......................   (61,222)      --      --         --
      Embedded Derivatives........  (117,731)      --      --         --
                                   ---------     ----     ---        ---
      Total non-qualifying hedges.  (155,372)      --      23         --
                                   ---------     ----     ---        ---
      TOTAL....................... $(154,371)    $492     $90        $76
                                   =========     ====     ===        ===

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                                     THREE MONTHS ENDED SEPTEMBER 30, 2011
                                   ------------------------------------------
                                    REALIZED                     ACCUMULATED
                                   INVESTMENT    NET                OTHER
                                     GAINS/   INVESTMENT OTHER  COMPREHENSIVE
                                    (LOSSES)    INCOME   INCOME   INCOME(1)
                                   ---------- ---------- ------ -------------
                                                 (IN THOUSANDS)
   QUALIFYING HEDGES
   CASH FLOW HEDGES
      Currency/Interest Rate......  $     --     $44      $39      $3,663
                                    --------     ---      ---      ------
      Total qualifying hedges.....        --      44       39       3,663
                                    --------     ---      ---      ------
   NON-QUALIFYING HEDGES
      Interest Rate...............    70,919      --       --          --
      Currency....................       661      --       --          --
      Currency/Interest Rate......     3,901      --       --          --
      Credit......................       912      --       --          --
      Equity......................    16,497      --       --          --
      Embedded Derivatives........   109,257      --       --          --
                                    --------     ---      ---      ------
      Total non-qualifying hedges.   202,147      --       --          --
                                    --------     ---      ---      ------
      TOTAL.......................  $202,147     $44      $39      $3,663
                                    ========     ===      ===      ======

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                         PRUCO LIFE INSURANCE COMPANY

                                    NINE MONTHS ENDED SEPTEMBER 30, 2011
                                 ------------------------------------------
                                  REALIZED                     ACCUMULATED
                                 INVESTMENT    NET                OTHER
                                   GAINS/   INVESTMENT OTHER  COMPREHENSIVE
                                  (LOSSES)    INCOME   INCOME   INCOME(1)
                                 ---------- ---------- ------ -------------
                                               (IN THOUSANDS)
    QUALIFYING HEDGES
    CASH FLOW HEDGES
       Currency/Interest Rate...  $     --     $184     $(57)    $1,055
                                  --------     ----     ----     ------
       Total qualifying hedges..        --      184      (57)     1,055
                                  --------     ----     ----     ------
    NON-QUALIFYING HEDGES
       Interest Rate............    81,333       --       --         --
       Currency.................       259       --       --         --
       Currency/Interest Rate...     1,408       --       --         --
       Credit...................       747       --       --         --
    Equity......................    13,244       --       --         --
    Embedded Derivatives........   127,311       --       --         --
                                  --------     ----     ----     ------
    Total non-qualifying hedges.   224,302       --       --         --
                                  --------     ----     ----     ------
    TOTAL.......................  $224,302     $184     $(57)    $1,055
                                  ========     ====     ====     ======

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the three and nine months ended September 30, 2012, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                      (in thousands)
                                                                                      --------------
Balance, December 31, 2011...........................................................    $ 2,523
Net deferred gains (losses) on cash flow hedges from January 1 to September 30, 2012.      1,635
Amount reclassified into current period earnings.....................................     (1,559)
                                                                                         -------
Balance, September 30, 2012..........................................................    $ 2,599
                                                                                         =======

As of September 30, 2012 the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Unaudited Interim Consolidated Statements of Equity.

CREDIT DERIVATIVES WRITTEN

The Company wrote credit derivatives under which the Company was obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, was $0 million and $58 million notional of credit default swap ("CDS") selling protection with an associated fair value of $0 million, at September 30, 2012 and December 31, 2011, respectively. These credit derivatives generally had maturities of less than 5 years and consisted of corporate securities within the finance industry. At December 31, 2011, the underlying credits had an NAIC designation rating of 1.

The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated other comprehensive income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these interests was $63 million and $85 million at September 30, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $24 million and $35 million at September 30, 2012 and December 31, 2011, respectively.

                         PRUCO LIFE INSURANCE COMPANY

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of September 30, 2012 and December 31, 2011, the Company had $14 million and $15 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $1 million, respectively.

COUNTERPARTY CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions. Generally, the credit exposure of the Company's OTC derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC or "PGF", related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 8.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

6. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

COMMITMENTS

The Company has made commitments to fund $39 million of commercial loans as of September 30, 2012. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $50 million as of September 30, 2012.

CONTINGENT LIABILITIES

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

LITIGATION AND REGULATORY MATTERS

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not

                         PRUCO LIFE INSURANCE COMPANY
reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of September 30, 2012, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In June 2012, the company filed a motion to dismiss the complaint.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In April, 2012, the Company filed a motion to dismiss the complaint. In September 2012, the complaint was withdrawn without prejudice.

In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit, State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company, in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of Prudential Insurance to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and
(3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

In December 2010, a purported state-wide class action complaint, Phillips v. Prudential Financial, Inc., was filed in the Circuit Court of the First Judicial Circuit, Williamson County, Illinois. The complaint makes claims of breach of contract, breaches of fiduciary duty, and violation of Illinois law on behalf of a class of Illinois residents whose death benefits were settled by retained assets accounts and seeks damages and disgorgement of profits. In January 2011, the case was removed to the United States District Court for the Southern District of Illinois. In March 2011, the complaint was amended to drop Prudential Financial as a defendant and add the Company as a defendant. The matter is now captioned Phillips v. Prudential Insurance and Pruco Life Insurance Company. In April 2011, a motion to dismiss the amended complaint was filed. In November 2011, the complaint was dismissed and the dismissal appealed in December 2011.

In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for

                         PRUCO LIFE INSURANCE COMPANY
such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

7. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Insurance, Prudential Life Insurance Company of Taiwan Inc., or "Prudential of Taiwan", Prudential Arizona Reinsurance Captive Company, or "PARCC", Universal Prudential Arizona Reinsurance Company, or "UPARC", Prudential Arizona Reinsurance Universal Company, or "PAR U", Pruco Re, Prudential Arizona Reinsurance III Company, or "PAR III", and Prudential Arizona Reinsurance Term Company, or "PAR TERM", in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 8.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 8.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                    THREE MONTHS ENDED      NINE MONTHS ENDED
                                                                      SEPTEMBER 30,           SEPTEMBER 30,
                                                                  ---------------------  ----------------------
                                                                     2012       2011        2012        2011
                                                                  ---------  ----------  ----------  ----------
                                                                                  (IN THOUSANDS)
Premiums......................................................... $ 303,993  $  284,368  $  882,716  $  836,290
Reinsurance ceded................................................  (286,915)   (268,239)   (834,378)   (786,604)
                                                                  ---------  ----------  ----------  ----------
   Premiums...................................................... $  17,078  $   16,129  $   48,338  $   49,686
                                                                  =========  ==========  ==========  ==========
Direct policy charges and fees................................... $ 615,502  $  320,361  $1,501,680  $1,046,372
Reinsurance ceded................................................  (182,585)    (75,542)   (396,777)   (225,385)
                                                                  ---------  ----------  ----------  ----------
   Policy charges and fees....................................... $ 432,917  $  244,819  $1,104,903  $  820,987
                                                                  =========  ==========  ==========  ==========
Policyholders' benefits ceded.................................... $ 171,917  $  198,156  $  625,630  $  567,112
Realized capital gains (losses) net, associated with derivatives. $ 292,455  $1,600,752  $  252,027  $1,354,597

Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company also entered into an agreement with UPARC (See Note 8) to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See
Note 5 for additional information related to the accounting for embedded derivatives.

                         PRUCO LIFE INSURANCE COMPANY

Reinsurance recoverables included in the Company's Unaudited Interim Consolidated Statements of Financial Position as of September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Domestic life insurance-affiliated.......  $4,407,120    $3,876,626
      Domestic individual annuities-affiliated.   1,451,839       869,159
      Domestic life insurance-unaffiliated.....       5,484          (658)
      Taiwan life insurance-affiliated.........   1,084,165       983,989
                                                 ----------    ----------
                                                 $6,948,608    $5,729,116
                                                 ==========    ==========

Substantially all reinsurance contracts are with affiliates as of September 30, 2012 and December 31, 2011. These contracts are described further in Note 8.

The gross and net amounts of life insurance face amount in force as of September 30, 2012 and 2011 were as follows:

                                               SEPTEMBER 30,  SEPTEMBER 30,
                                                   2012           2011
                                               -------------  -------------
                                                      (IN THOUSANDS)
    Gross life insurance face amount in force. $ 599,133,554  $ 561,997,354
    Reinsurance ceded.........................  (543,199,086)  (510,779,360)
                                               -------------  -------------
    Net life insurance face amount in force... $  55,934,468  $  51,217,994
                                               =============  =============

8. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

EXPENSE CHARGES AND ALLOCATIONS

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for the third quarter of 2012 and 2011, and less than $1 million for the nine months ended September 30, 2012 and 2011. The expense charged to the Company for the deferred compensation program was $2 million and $1 million for the third quarter of 2012 and 2011, respectively, and $5 million and $5 million for the nine months ended September 30, 2012 and 2011, respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $4 million and $5 million for the third quarter of 2012 and 2011, respectively, and $13 million and $13 million for the nine months ended September 30, 2012 and 2011, respectively.

Prudential Insurance sponsors voluntary savings plans for its employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $2 million in the third quarter of 2012 and 2011, and $6 million for the nine months ended September 30, 2012 and 2011.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

CORPORATE OWNED LIFE INSURANCE

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,332 million at September 30, 2012 and $2,134 million at December 31, 2011. Fees related to these COLI policies were $9 million and $8 million for the third quarter of 2012 and 2011, respectively, and $26 million and $24 million for the first nine months of 2012 and 2011, respectively. The Company retains the majority of the mortality risk associated with these COLI policies.

                         PRUCO LIFE INSURANCE COMPANY

REINSURANCE WITH AFFILIATES

UPARC

Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its universal protector policies having no-lapse guarantees with an affiliated company, UPARC. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its universal protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. Policies with effective dates January 1, 2011 or later are reinsured with UPARC under the terms described in the previous paragraph. The settlement of the recapture premium occurred on October 31, 2011. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within UPARC. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. The affiliated asset transfers which occurred in settlement of the recapture premium are described below under "Affiliated Asset Transfers."

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................    $26,311      $21,474
      Other liabilities (reinsurance payables).      5,017        4,247

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                         THREE MONTHS ENDED NINE MONTHS ENDED
                                           SEPTEMBER 30,      SEPTEMBER 30,
                                         -----------------  -----------------
                                           2012     2011      2012      2011
                                         -------  --------  --------  -------
                                                    (IN THOUSANDS)
 Policy charges and fee income.......... $(8,868) $ 27,267  $(27,136) (13,894)
 Policyholders' benefits................   6,198   (24,985)   19,366    8,743
 Realized investment gains (losses) net.  (5,099)  350,593   (12,137) 343,292

PAR U

Effective July 1, 2011, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 70% of all the risks associated with its universal protector policies having no lapse guarantees as well as its universal plus policies, with effective dates prior to January 1, 2011. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $2,447 million less a ceding allowance of $1,439 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on October 31, 2011 and was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The affiliated asset transfers which occurred in settlement of the initial reinsurance premium are described below under "Affiliated Asset Transfers."

Effective July 1, 2012, the Company's wholly owned subsidiary, PLNJ, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal protector and universal plus policies. PLNJ is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $359 million less a ceding allowance of $194 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on September 28, 2012 and was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within the PLNJ. The affiliated asset transfers which occurred in settlement of the initial reinsurance premium are described under "Affiliated Asset Transfers."

                         PRUCO LIFE INSURANCE COMPANY

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                  SEPTEMBER 30, DECEMBER 31,
                                                      2012          2011
                                                  ------------- ------------
                                                        (IN THOUSANDS)
    Reinsurance recoverables.....................  $1,561,160    $1,356,705
    Policy loans.................................     (54,192)      (36,556)
    Deferred policy acquisition costs............     (16,091)     (127,726)
    Other liabilities (reinsurance payables) (1).     168,608       153,688

(1)Includes the unamortized portion of the deferred gain arising from the coinsurance agreement between the Company, excluding its subsidiaries, and PAR U of $109 million and $132 million as of September 30, 2012 and December 31, 2011, respectively and the unamortized portion of the deferred gain arising from the coinsurance agreement between the Company's wholly owned subsidiary, PLNJ, and PAR U of $22 million as of September 30, 2012.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                         THREE MONTHS ENDED   NINE MONTHS ENDED
                                                                           SEPTEMBER 30,        SEPTEMBER 30,
                                                                        -------------------  -------------------
                                                                           2012      2011       2012      2011
                                                                        ---------  --------  ---------  --------
                                                                           (IN THOUSANDS)
Policy charges and fee income.......................................... $(123,630) $(57,369) $(214,709) $(57,369)
Net investment income..................................................      (378)     (239)      (956)     (239)
Other income...........................................................    15,853        --     23,883        --
Interest credited to policyholders' account balance....................    13,906    11,747     37,479    11,747
Policyholders' benefits................................................    34,173    44,212     79,435    44,212
Reinsurance expense allowances, net of capitalization and amortization.    76,865     8,558    101,946     8,558

PARCC

The Company reinsures 90% of the risk under its term life insurance policies, with effective dates prior to January 1, 2010, exclusive of My Term, Return of Premium Term Life, or "ROP Term Life", issued through its life insurance subsidiary, and those reinsured by PAR III (see below) through an automatic coinsurance agreement with PARCC. Effective July 1, 2012, the agreement between the Company, excluding its subsidiaries, and PARCC was amended to include reinsurance of 90% of the risk under its ROP term life insurance policies with effective dates in 2009 which were previously reinsured with PAR III, as discussed below. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................  $2,222,056    $2,063,795
      Deferred policy acquisition costs........    (600,243)     (624,214)
      Other liabilities (reinsurance payables).      54,525        55,106

                         PRUCO LIFE INSURANCE COMPANY

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                         THREE MONTHS ENDED     NINE MONTHS ENDED
                                                                            SEPTEMBER 30,         SEPTEMBER 30,
                                                                        --------------------  --------------------
                                                                           2012       2011       2012       2011
                                                                        ---------  ---------  ---------  ---------
                                                                                      (IN THOUSANDS)
Premiums............................................................... $(172,820) $(183,587) $(517,430) $(549,491)
Policyholders' benefits................................................   128,778    144,842    457,087    477,812
Reinsurance expense allowances, net of capitalization and amortization.    30,834     37,032    101,024    106,040

PAR TERM

The Company reinsures 95% of the risk under its term life insurance policies with effective dates on or after January 1, 2010, exclusive of My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................   $ 418,784    $ 247,799
      Deferred policy acquisition costs........    (443,046)    (307,529)
      Other liabilities (reinsurance payables).      30,433       24,428

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                        THREE MONTHS ENDED    NINE MONTHS ENDED
                                                                           SEPTEMBER 30,        SEPTEMBER 30,
                                                                        ------------------  --------------------
                                                                          2012      2011       2012       2011
                                                                        --------  --------  ---------  ---------
                                                                                     (IN THOUSANDS)
Premiums............................................................... $(95,372) $(62,694) $(273,433) $(171,764)
Policyholders' benefits................................................   73,901    45,651    223,539    120,296
Reinsurance expense allowances, net of capitalization and amortization.   20,063    13,451     54,986     30,181

PAR III

Through June 30, 2012 the Company, excluding its subsidiaries, reinsured 90% of the risk under its ROP term life insurance policies with effective dates in 2009 through an automatic coinsurance agreement with PAR III. Effective July 1, 2012, business reinsured under this automatic coinsurance agreement was recaptured and subsequently reinsured with PARCC, as discussed above.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................      $--        $ 7,510
      Deferred policy acquisition costs........       --         (4,165)
      Other liabilities (reinsurance payables).       --            247

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                        THREE MONTHS ENDED NINE MONTHS ENDED
                                                                         SEPTEMBER 30,       SEPTEMBER 30,
                                                                        -----------------  ----------------
                                                                          2012      2011     2012     2011
                                                                         -------   -----   -------  -------
                                                                                 (IN THOUSANDS)
Premiums............................................................... $ 3,064    $(873)  $ 1,622  $(2,378)
Policyholders' benefits................................................  (7,147)     582    (5,804)   1,687
Reinsurance expense allowances, net of capitalization and amortization.   4,091      274     4,579      705

                         PRUCO LIFE INSURANCE COMPANY

PRUDENTIAL INSURANCE

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2011, the Company recaptured a portion of this reinsurance agreement related to its universal policies having effective dates prior to January 1, 2011. The Company now reinsures these risks with PAR U as discussed above. Effective July 1, 2012 the Company's wholly owned subsidiary, PLNJ, recaptured a portion of this agreement related to its universal life policies and now reinsures these risks with PAR U as discussed above. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................   $172,411      $172,542
      Other liabilities (reinsurance payables).     17,536        21,266

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                   THREE MONTHS ENDED    NINE MONTHS ENDED
                                      SEPTEMBER 30,        SEPTEMBER 30,
                                   ------------------  --------------------
                                     2012      2011       2012       2011
                                   --------  --------  ---------  ---------
    Premiums...................... $ (4,001) $ (3,557) $ (11,028) $ (10,214)
    Policy charges and fee income.  (47,393)  (43,057)  (152,169)  (151,711)
    Policyholders' benefits.......   46,650    57,020    174,947    170,364

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract. The Company is not relieved of its primary obligation to the policyholders as a result of this agreement.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                        SEPTEMBER 30, DECEMBER 31,
                                            2012          2011
                                        ------------- ------------
                                              (IN THOUSANDS)
              Reinsurance recoverables.    $6,398        $6,800

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                         THREE MONTHS   NINE MONTHS
                                           ENDED           ENDED
                                         SEPTEMBER 30, SEPTEMBER 30,
                                         ------------- -------------
                                         2012   2011    2012   2011
                                         ----   ----   ------ ------
                                             (IN THOUSANDS)
                Policyholders' benefits. $337   $361   $1,026 $1,093

PRUCO RE

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. The following table provides information relating to fees ceded to Pruco Re under these agreements which are included in "Realized investment (losses) gains, net" on the Unaudited Interim Consolidated Statement of Operations and Comprehensive Income for the dates indicated.

                         PRUCO LIFE INSURANCE COMPANY

                                                                     THREE MONTHS ENDED NINE MONTHS ENDED
                                                                      SEPTEMBER 30,       SEPTEMBER 30,
                                                                     ------------------ -----------------
                                                                       2012     2011      2012     2011
                                                                     --------  -------  -------- --------
                                                                               (IN THOUSANDS)
PRUCO REINSURANCE
   EFFECTIVE AUGUST 20, 2012........................................
       Highest Daily Lifetime Income 2.0 ("HDI2.0").................       --       --        --       --
       Spousal Highest Daily Lifetime Income 2.0 ("SHDI2.0")........       --       --        --       --
   EFFECTIVE JANUARY 24, 2011.......................................
       Highest Daily Lifetime Income ("HDI") (1).................... $ 34,200  $ 7,248  $ 81,370 $  9,582
       Spousal Highest Daily Lifetime Income ("SHDI") (1)...........   13,920    2,936    32,828    3,862
   EFFECTIVE BEGINNING AUGUST 24, 2009..............................
       Highest Daily Lifetime 6 Plus ("HD6+") (1)...................   34,463   29,561   102,226   81,936
       Spousal Highest Daily Lifetime 6 Plus ("SHD6+") (1)..........   16,411   14,194    48,620   38,815
   EFFECTIVE JUNE 30, 2009..........................................
       Highest Daily Lifetime 7 Plus ("HD7+").......................    4,607    4,249    13,545   12,672
       Spousal Highest Daily Lifetime 7 Plus ("SHD7+")..............    2,477    2,248     7,255    6,653
   EFFECTIVE JANUARY 28, 2008.......................................
       Highest Daily Lifetime 7 ("HD7").............................    2,865    2,771     8,536    8,221
       Spousal Highest Daily Lifetime 7 ("SHD7")....................      702      670     2,086    1,984
   EFFECTIVE MARCH 15, 2010.........................................
       Guaranteed Return Option Plus II ("GRO+ II").................      962      952     2,867    2,670
   EFFECTIVE JANUARY 28, 2008.......................................
       Highest Daily Guaranteed Return Option (" HD GRO")...........      154      153       464      457
       Highest Daily Guaranteed Return Option II ("HD GRO II" ).....      782      758     2,326    2,145
   EFFECTIVE SINCE 2006.............................................
       Highest Daily Lifetime Five ("HDLT5")........................    1,115    1,160     3,372    3,550
       Spousal Lifetime Five ("SLT5")...............................      577      588     1,743    1,834
   EFFECTIVE SINCE 2005.............................................
       Lifetime Five ("LT5") (2)....................................    3,696    3,779    11,183   11,841
                                                                     --------  -------  -------- --------
TOTAL PRUCO REINSURANCE............................................. $116,931  $71,267  $318,421 $186,222
                                                                     --------  -------  -------- --------

(1)Effective October 1, 2011, PLNJ entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of this rider.
(2)Effective August 1, 2007, the Company amended this coinsurance agreement to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $1,452 million and $869 million as of September 30, 2012 and December 31, 2011, respectively. Realized gains (losses) ceded were $298 million and $1,312 million for the third quarter of 2012 and 2011, respectively; and $264 million and $1,073 million for the first nine months of 2012 and 2011, respectively. Changes in realized gains (losses) for the third quarter of 2012 and 2011 were primarily due to changes in market conditions in the period. The asset is reflected in "Reinsurance recoverables" in the Company's Unaudited Interim Consolidated Statements of Financial Position.

TAIWAN BRANCH REINSURANCE AGREEMENT

On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to an affiliate, Prudential of Taiwan.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in US dollars.

Affiliated premiums ceded from the Taiwan coinsurance agreement were $17 million and $18 million for the third quarter of 2012 and 2011, respectively; and $51 million and $53 million for the first nine months of 2012 and 2011, respectively. Affiliated benefits ceded were $6 million and $5 million in the third quarter of 2012 and 2011, respectively, and $19 million and $16 million for the first nine months of 2012 and 2011, respectively.

Reinsurance recoverables related to the Taiwan coinsurance agreement were $1,084 million and $984 million at September 30, 2012 and December 31, 2011, respectively.

                         PRUCO LIFE INSURANCE COMPANY

DEFERRED POLICY ACQUISITION COSTS CEDED TO TERM REINSURANCE AFFILIATES

In 2009 when implementing a revision to the reinsurance treaties with PARCC, PAR TERM and PAR III, modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowance did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During second quarter 2011, the Company recorded the correction, charging $13 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

AFFILIATED ASSET ADMINISTRATION FEE INCOME

The Company participates in a revenue sharing agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $59 million and $41 million for the three months ended September 30, 2012 and 2011, respectively, and $161 million and $110 million for the nine months ended September 30, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $3 million for both the three months ended September 30, 2012 and 2011, and $8 million and $8 million for the nine months ended September 30, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss).

AFFILIATED ASSET TRANSFERS

The Company buys and sells assets to and from affiliated companies.

In December 2010, the Company purchased fixed maturity securities from affiliated companies, Prudential Annuities Life Assurance Corporation ("PALAC") and Pruco Re. The securities were purchased from PALAC, at a fair market value of $292 million, and were recorded net of OCI at an amortized cost of $257 million. The securities were purchased from Pruco Re, at a fair market value of $81 million, and were recorded net of OCI at an amortized cost of $76 million. The difference between fair market value and book value of these transfers was accounted for as a net decrease of $40 million to additional paid-in capital in 2010. During first quarter 2011, the Company recorded an out of period adjustment that reclassified the $40 million difference between book value and fair market value from additional paid-in capital to retained earnings. As part of this adjustment, a $14 million reduction to the deferred tax liability was recorded with an offset also reflected in retained earnings to record the tax effect of this activity. These adjustments were not material to any previously reported quarterly or annual financial statements.

In October 2011, the Company received fixed maturity securities from UPARC, an affiliated company, as consideration for the recapture of previously ceded business. The fair market value of the assets transferred to the Company was $350 million. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative gain of $37 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company transferred fixed maturity securities to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These securities had an amortized cost of $943 million and a fair market value of $1,006 million. The net difference between amortized cost and the fair value was $63 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $61 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company sold fixed maturity securities to PAR U, an affiliated company. These securities had an amortized cost of $84 million and a fair market value of $92 million. The net difference between amortized cost and fair market value was $8 million and was accounted for as a realized investment gain on the Company's financial statements.

In November 2011, the Company sold fixed maturity securities to its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $41 million and a fair market value of $45 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold commercial loans to its parent company, Prudential Insurance. These loans had an amortized cost of $19 million and a fair market value of $21 million. The difference between amortized cost and fair market value was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold fixed maturity securities to PARCC, an affiliated company. These securities had an amortized cost of $36 million and a fair market value of $38 million. The net difference between amortized cost and fair value was $2 million and was accounted for as a realized investment gain on the Company's financial statements.

                         PRUCO LIFE INSURANCE COMPANY

In April 2012, the Company purchased fixed maturity securities from its parent company, Prudential Insurance. These securities had an amortized cost of $2 million and a fair market value of $3 million. The difference between amortized cost and fair market value was accounted for as a decrease of less than $1 million to additional paid-in capital, net of taxes in 2012.

In April 2012, the Company purchased fixed maturity securities from its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $25 million and fair market value of $28 million. The difference between amortized cost and fair market value was accounted for as a decrease of $2 million to additional paid-in capital, net of taxes, in 2012.

In June 2012, the Company purchased fixed maturity securities from its parent company, Prudential Insurance. These securities had an amortized cost of $74 million and a fair market value of $91 million. The difference between amortized cost and fair market value was accounted for as a decrease of $11 million to additional paid-in capital, net of taxes in 2012.

In September 2012, the Company's wholly owned subsidiary, PLNJ, transferred fixed maturity securities and commercial mortgage loans to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These investments had an amortized cost of $142 million and a fair market value of $156 million. The net difference between amortized cost and the fair value was $14 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $5 million reflecting changes in market values of the consideration from the effective date through settlement date.

In September 2012, the Company's wholly owned subsidiary, PLNJ, transferred fixed maturity securities to its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $41 million and a fair market value of $46 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2012.

DEBT AGREEMENTS

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. As of September 30, 2012, the Company had $276 million of short-term debt outstanding, including $114 million with Prudential Financial, $83 million with Prudential Funding LLC, and $79 million with Washington Street Investment. As of December 31, 2011, the Company had $129 million of short-term debt outstanding, including $114 million with Prudential Financial and $15 million with Prudential Funding, LLC. Total interest expense on short-term affiliated debt to the Company was $0.3 million and $0.1 million for the three months ended September 30, 2012 and 2011, respectively, and $0.8 million and $0.3 million for the nine months ended September 30, 2012 and 2011, respectively.

On December 20, 2010, the Company borrowed $650 million from Prudential Insurance. This loan has a fixed interest rate of 3.47% and matures on December 21, 2015. Total interest expense on this affiliated long-term debt was $5.6 million for both the three months ended September 30, 2012 and 2011, respectively, and $16.9 million for both the nine months ended September 30, 2012 and 2011, respectively.

On November 15, 2010, the Company borrowed $245 million from Prudential Financial. This loan has a fixed interest rate of 3.01% and matures on November 13, 2015. On December 15, 2011, the Company repaid $179 million to Prudential Financial as a partial repayment for the $245 million borrowing. The outstanding principal related to this loan was $66 million at September 30, 2012. Total interest expense on this affiliated long-term debt was $0.5 million and $1.8 million for the three months ended September 30, 2012 and 2011 respectively and $1.5 million and $5.5 million for the nine months ended September 30, 2012 and 2011, respectively.

On June 20, 2011, the Company entered into a series of five $50 million borrowings with Prudential Financial, totaling $250 million. The loans have fixed interest rates ranging from 1.08% to 3.17% and maturity dates staggered one year apart, from June 19, 2012 to June 19, 2016. On June 19, 2012 one of these borrowings became current and is now classified as short-term debt on The Unaudited Interim Consolidated Statements of Financial Position as of
September 30, 2012. On June 19, 2012 another of these borrowings was repaid in the amount of $50 million. Total interest expense on this affiliated long-term debt was $1.0 million and $1.3 million for the three months ended September 30, 2012 and 2011, respectively, and $4.0 million and $1.5 million for the nine months ended September 30, 2012 and 2011, respectively.

On December 15, 2011, the Company entered into a series of five $53 million borrowings and on December 16, 2011 five $11 million borrowings with Prudential Financial, totaling $320 million. The loans have fixed interest rates ranging from 2.08% to 3.61% and maturity dates staggered one year apart, from December 16, 2012 to December 16, 2016. On December 17, 2011 one of the $53 million borrowings became current and is now classified as short-term debt on The Unaudited Interim Consolidated Statements of Financial Position as of September 30, 2012. Total interest expense on this affiliated long-term debt was $2.3 million and $7.0 million for the three and nine months ended September 30, 2012, respectively.

On June 20, 2012, the Company entered into a series of four $79 million borrowings with Washington Street Investment, totaling $316 million. The loans have fixed interest rates ranging from 2.06% to 3.02% and maturity dates staggered one year apart, from June 15, 2014 to June 15, 2017. Total interest expense on this affiliated long-term debt was $2.0 million and $2.3 million for the three and nine months ended September 30, 2012.

DERIVATIVE TRADES

In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

                                    PART C

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS


(1) Financial Statements of the Subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2011; the Statement of Operations for the period ended December 31, 2011; the Statements of Changes in Net Assets for the periods ended December 31, 2011 and December 31, 2010; and the Notes relating thereto appear in the statement of additional information. (Part B of the Registration Statement).

(2) Preliminary unaudited financial data of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2012; the Statements of Operations for the period ended December 31, 2012; the Statements of Changes in Net Assets for the periods ended December 31, 2012 and December 31, 2011; and the notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). The preliminary unaudited financial data included in this registration statement has been prepared by and is the responsibility of Prudential Life Insurance Company's management. PricewaterhouseCoopers LLP has not audited, reviewed, compiled or performed any procedures with respect to the accompanying preliminary unaudited financial data. Accordingly, PricewaterhouseCoopers LLP does not express an opinion or any other form of assurance with respect thereto.

(3) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2011 and 2010; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2011, 2010, and 2009; and the Notes to the Consolidated Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(4) Financial Statements of Pruco Life Insurance Company (Depositor) consisting of Unaudited Interim Consolidated Statements of Financial Position, as of September 30, 2012 and December 31, 2011; Unaudited Interim Consolidated Statements of Equity, nine months ended September 30, 2012 and 2011; and Unaudited Interim Consolidated Statements of Cash Flows, nine months ended September 30, 2012; and any Notes relating thereto appear in the Statement of Additional Information. (Part B of the Registration Statement).


(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).


    (1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

    (2) Agreements for custody of securities and similar investments--Not Applicable.

(3) (a) Specimen Selected Broker Agreement used by PIMS. (Note 3)

    (b) Distribution and Principal Underwriting agreement between Pruco Life Insurance Company and Prudential Annuities Distributors, Inc. (Note 18)


(4) (a) The Prudential Premier Variable Annuity B Series, L Series and X Series certificate issued under group annuity contract (including schedule pages for each Series). (Note 1)

    (b) The Prudential Premier Variable Annuity B Series, L Series and X Series individual annuity contract (including schedule pages for each Series). (Note 1)

    (c) Guaranteed Minimum Income Benefit Rider. (Note 1)

    (d) Guaranteed Minimum Income Benefit Schedule Supplement. (Note 1)

    (e) Periodic Value Death Benefit Rider. (Note 1)

    (f) Periodic Value Death Benefit Schedule Supplement. (Note 1)

    (g) Combination Roll-up Value and Periodic Value Death Benefit Rider. (Note
        1)

    (h) Combination Roll-up Value Death Benefit Schedule Supplement. (Note 1)

    (i) Guaranteed Minimum Payments Benefit Rider. (Note 1)

    (j) Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 1)

    (k) Enhanced Dollar Cost Averaging Rider. (Note 1)

    (l) Enhanced Dollar Cost Averaging Schedule Supplement. (Note 1)

    (m) Longevity Credit Rider. (Note 1)

    (n) Individual Retirement Annuity Endorsement. (Note 1)

    (o) Roth Individual Retirement Annuity Endorsement. (Note 1)

    (p) 403(b) Annuity Endorsement. (Note 1)

    (q) Medically Related Surrender Provision Endorsement. (Note 1)

    (r) Endorsement Rider: Joint and Survivor Guaranteed Minimum Payments Benefit (Spousal Lifetime Five) (Note 12)

    (s) Endorsement Supplement: Joint and Survivor Guaranteed Minimum Payments Benefit Schedule (Spousal Lifetime Five) (Note 12)

    (t) Highest Daily Lifetime Five Benefit Rider (Enhanced) (Note 14)

    (u) (Highest Daily Lifetime Five Schedule Supplement) (Note 15)

    (v) Schedule pages for the Premier Variable Annuity Bb Series. (Note 17)

    (w) Highest Daily Lifetime Guaranteed Return Option (Note 18)

    (x) Highest Daily Lifetime Seven Benefit Rider (Enhanced) (Note 18)

    (y) Rider for Highest Daily Lifetime Seven with Beneficiary Income Option (Note 20)

    (z) Rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator (Note 20)

   (aa) Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary Income Option (Note 20)

   (ab) Schedule supplement for Highest Daily Lifetime Seven with Lifetime Income Accelerator (Note 20)

   (ac) Highest Daily Lifetime Seven Benefit Schedule Supplement
        (P-SCH-HD7(1/09)) (Note 21)

   (ad) Highest Daily Lifetime Five Benefit Schedule Supplement
        (P-SCH-HDLT(1/09)) (Note 21)

   (ae) Beneficiary Annuity Endorsement (P-END-BENE(2/09)) (Note 21)

   (af) Beneficiary Individual Retirement Annuity Endorsement
        (P-END-IRABEN(2/09)) (Note 21)

   (ag) Beneficiary Roth Individual Retirement Annuity Endorsement (P-END-ROTHBEN(2/09)) (Note 21)

   (ah) Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7(2/09)) (Note 21)

   (ai) Highest Daily Lifetime 7 Plus Schedule Supplement (P-SCH-HD7(2/09)) (Note 21)

   (aj) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (P-RID-HD7-DB(2/09)) (Note 21)

   (ak) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (P-SCH-HD7-DB(2/09)) (Note 21)

   (al) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (P-RID-HD7-LIA(2/09)) (Note 21)

   (am) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (P-SCH-HD7-LIA(2/09)) (Note 21)

   (an) Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-8/09) (Note 22)

   (ao) Highest Daily Lifetime 6 Plus schedule (P-SCH-HD6-8/09) (Note 22)

   (ap) Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (P-RID-HD6-LIA-8/09) (Note 22)

   (aq) Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule
        (P-SCH-HD6-LIA-8/09) (Note 22)

   (ar) Highest Daily GRO II Benefit rider (P-RID-HD GRO-1l/09) (Note 23)

   (as) Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-ll/09) (Note 23)

   (at) Highest Daily GRO CAP Benefit SCHEDULE (P-SCH-HDGROCAP-l1/09) (Note 23)

   (au) Form of Highest Daily GRO II Benefit Schedule Supplement
        (P-SCH-HDGRO(11/09)((8/10)) (Note 26)

   (av) Form of Highest Daily GRO Benefit Schedule Supplement
        (P-SCH-HDGROCAP(11-09)(8/10)) (Note 26)

(5) (a) Application form for the Contract. (Note 13)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

    (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7) Contract of reinsurance in connection with variable annuity contract:

    (a) Coinsurance Agreement for LT5WB. (Note 1)

    (b) Coinsurance Agreement for SLT5. (Note 13)

    (c) Coinsurance Agreement for HDLT5. (Note 15)

    (d) Amendment 1 to Coinsurance Agreement for LT5WB. (Note 24)

    (e) Amendment 1 to Coinsurance Agreement for HDLT5. (Note 24)

    (f) Amendment 2 to Coinsurance Agreement for HDLT5. (Note 24)

    (g) Coinsurance Agreement for HD6+. (Note 24)

    (h) Coinsurance Agreement for HD7+. (Note 24)

    (i) Coinsurance Agreement for HD7. (Note 24)

    (j) Coinsurance Agreement for HD GRO. (Note 24)

    (k) Amendment 1 to Coinsurance Agreement for HD GRO. (Note 24)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:


    (a) Copy of Fund Participation Agreement. (Note 6)

    (b) Copy of Rule 22C-2 Agreement. (Note 16)

(9) Opinion of Counsel. (Note 13)


(10)Written Consent of Independent Registered Public Accounting Firm. (Note 28)


(11)All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12)Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)Powers of Attorney.


     (a)   Bernard J. Jacob (Note 17)

     (b)   Robert M. Falzon. (Note 25)

     (c)   Robert F. O'Donnell (Note 27)

     (d)   Kent D. Sluyter (Note 28)

     (e)   Richard F. Lambert (Note 28)

     (f)   Yanela C. Frias (Note 28)

 (Note 1). Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Prucolife Flexible Premium
           Variable Annuity Account.

 (Note 2). Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco LifeFlexible Premium
           Variable Annuity Account.

 (Note 3). Incorporated by reference to Post-Effective Amendment No. 6 to Form
           N-4, Registration No.333-06701, filed April 5, 1999 on behalf of the
           Pruco Life Flexible Premium Variable Annuity Account.

 (Note 4). Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the
           Pruco Life Variable Appreciable Account.

 (Note 5). Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

 (Note 6). Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium
           Variable Annuity Account.

 (Note 7). Incorporated by reference to the initial registration on Form N-4, Registration No. 333-37728, filed May 24, 2000 on behalf of the
           Pruco Life Flexible Premium Variable Annuity Account.

 (Note 8). Incorporated by reference to Post-Effective Amendment No. 2 to Form
           S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

 (Note 9). Incorporated by reference to Form S-6, Registration No. 333-49332, filed November 3, 2000 on behalf of the Pruco Life Variable
           Universal Account.

(Note 10). Incorporated by reference to Post-Effective Amendment No. 39, Form
           N-4 to Registration No. 333-37728, filed November 14, 2003 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11). Incorporated by reference to Post-Effective Amendment No. 14, Form
           N-4, Registration No.: 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12). Incorporated by reference to Post-Effective Amendment No. 9, Form
           N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13). Incorporated by reference to Pre-Effective Amendment No. 1, Form
           N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of
           Pruco Life Flexible Premium Variable Annuity Account.

(Note 14). Incorporated by reference to Post-Effective Amendment No. 1, Form
           N-4, Registration No. 333-130989, filed October 6, 2006 on behalf of
           Pruco Life Flexible Premium Variable Annuity Account.

(Note 15). Incorporated by reference to Post-Effective Amendment No. 18 to Form
           N-4, Registration No. 333-75702 on behalf of Pruco Life Flexible
           Premium Variable Annuity Account.

(Note 16). Incorporated by reference to Post-Effective Amendment No. 3, Form
           N-4, Registration No. 333-130989, filed April 19, 2007 on behalf of
           Pruco Life Flexible Premium Variable Annuity Account.

(Note 17). Incorporated by reference to the initial registration on Form N-4,
           Registration No. 333-144639, filed July 17, 2007 on behalf of Pruco
           Life Flexible Premium Variable Annuity Account.

(Note 18). Incorporated by reference to Post-Effective Amendment No. 9, Form
           N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 19). Incorporated by reference to Post-Effective Amendment No. 14, Form
           N-4, Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 20). Incorporated by reference to Post-Effective Amendment No. 17, to
           Registration No. 333-130989, filed January 28 on behalf of Pruco
           Life Flexible Premium Variable Annuity Account.

(Note 21). Incorporated by reference to Post-Effective Amendment No. 21 to Form
           N-4 Registration 333-130989, filed June 1, 2009 on behalf of Pruco
           Life Flexible Premium Variable Annuity Account.

(Note 22). Incorporated by reference to Post-Effective No. 23 to Form N-4
           Registration Statement No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 23). Incorporated by reference to Post-Effective No. 25, Form N-4,
           Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco
           Life Flexible Premium Variable Annuity Account.

(Note 24). Incorporated by reference to Post-Effective No. 22, Form N-4,
           Registration No. 333-144639, filed April 16, 2010 on behalf of Pruco
           Life Flexible Premium Variable Annuity Account.

(Note 25). Incorporated by reference to Post-Effective No. 23, Form N-4,
           Registration No. 333-144639, filed July 1, 2010 on behalf of Pruco
           Life Flexible Premium Variable Annuity Account.

(Note 26). Incorporated by reference to Post-Effective No. 8, Form N-4,
           Registration No. 333-162673, filed December 8, 2011 on behalf of
           Pruco Life Flexible Premium Variable Annuity Account.

(Note 27). Incorporated by reference to Post-Effective No. 29, Form N-4,
           Registration No. 333-144639, filed July 24, 2012 on behalf of Pruco
           Life Flexible Premium Variable Annuity Account.

(Note 28). Filed herewith

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY IN REGISTRANT'S VARIABLE ANNUITY BUSINESS):

The directors and major officers of Pruco Life are listed below:


      NAME AND PRINCIPAL                POSITION AND OFFICES
       BUSINESS ADDRESS                 WITH DEPOSITOR
       ------------------               --------------------

John Chieffo                            Director
751 Broad Street
Newark, New Jersey 07102-3714

Joseph D. Emanuel                       Vice President, Chief Legal Officer,
One Corporate Drive                     and Secretary
Shelton, Connecticut 06484-6208

Robert M. Falzon                        Director and Treasurer
213 Washington Street
Newark, New Jersey 07102-2992

Yanela C. Frias                         Vice President, Director,
213 Washington Street                   Chief Accounting Officer, and
Newark, New Jersey 07102-2917           Chief Financial Officer

Sarah J. Hamid                          Senior Vice President, Chief Actuary,
751 Broad Street                        and Appointed Actuary
Newark, New Jersey 07102-3714

Bernard J. Jacob                        Director
213 Washington Street
Newark, New Jersey 07102-2992

Richard F. Lambert                      Director
751 Broad Street
Newark, New Jersey 07102-3714

James M. O'Connor                       Senior Vice President and Actuary
200 Wood Avenue South
Iselin, New Jersey 08830-2706

Robert F. O'Donnell                     Director, Chief Executive Officer, and
One Corporate Drive                     President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                         Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2992


ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed in February 2012, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27.NUMBER OF CONTRACT OWNERS


As of December 31, 2012 there were 1,266 Qualified contract owners and 535 Non-Qualified contract owners.


ITEM 28.INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies through which the bulk of the variable annuities are issued are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the Directors and Officers of PAD is set forth below:


                                            POSITIONS AND OFFICES
NAME                                          WITH UNDERWRITER
----                              ------------------------------------------
Timothy S. Cronin                 Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Robert Falzon                     Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Bruce Ferris                      Executive Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Yanela C. Frias                   Director
751 Broad Street
Newark, New Jersey 07102-3714

George M. Gannon                  President, Chief Executive Officer, Chief
2101 Welsh Road                   Operations Officer and Director
Dresher, Pennsylvania 19025-5001

Jacob M. Herschler                Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Patricia L. Kelley                Senior Vice President, Chief Compliance
One Corporate Drive               Officer and Director
Shelton, Connecticut 06484-6208

Steven P. Marenakos               Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Yvonne Rocco                      Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2992

Steven Weinreb                    Chief Financial Officer and Controller
213 Washington Street
Newark, New Jersey 07102-2917

William D. Wilcox                 Vice President, Secretary and Chief Legal
One Corporate Drive               Officer
Shelton, Connecticut 06484-6208



(c) Commissions received by PAD during 2012 with respect to all individual annuities issued by Pruco Life.



                                          NET UNDERWRITING
                                           DISCOUNTS AND   COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER               COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------             ---------------- --------------- ----------- ------------

Prudential Annuities Distributors, Inc.*   $1,125,057,236       $-0-          $-0-         $-0-


* PAD did not retain any of these commissions.

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31.MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.UNDERTAKINGS

(a)Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e)Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 13th day of February 2013.


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                       BY: PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

/s/ Robert F. O'Donnell
------------------------------------
Robert F. O'Donnell
President and Chief Executive Officer

                         PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

By: /s/ Robert F. O'Donnell
------------------------------------
Robert F. O'Donnell
President and Chief Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


     SIGNATURE                        TITLE                         DATE
      ---------                       -----                         ----

Robert F. O'Donnell*  Chief Executive Officer, President and
--------------------- Director
Robert F. O'Donnell                                           February 13, 2013

Yanela C. Frias*      Chief Financial Officer, Chief
--------------------- Accounting Officer, Vice President and
Yanela C. Frias       Director                                February 13, 2013

Richard F. Lambert*
--------------------- Director
Richard F. Lambert                                            February 13, 2013

Robert M. Falzon*
--------------------- Director
Robert M. Falzon                                              February 13, 2013

--------------------- Director
John Chieffo

Bernard J. Jacob*
--------------------- Director
Bernard J. Jacob                                              February 13, 2013

Kent D. Sluyter*
--------------------- Director
Kent D. Sluyter                                               February 13, 2013

By:/s/Lynn K. Stone
---------------------
Lynn K. Stone


* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.

                                    EXHIBITS

Exhibit (b)(10)  Written Consent of Independent Registered Public Accounting
  Firm


           Powers of Attorney for;

13

           (d)  Kent D. Sluyter

           (e)  Richard F. Lambert

           (f)  Yanela C. Frias